UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07651

Voya Variable Portfolios, Inc.

(Exact name of registrant as specified in charter)

7337 East Doubletree Ranch Road, Suite 100, Scottsdale, AZ	85258
(Address of principal executive offices)	(Zip code)

The Corporation Trust Incorporated, 300 East Lombard Street, Baltimore MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end: December 31

Date of reporting period: January 1, 2022 to June 30, 2022

Item 1. Reports to Stockholders.

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1):

Semi-Annual Report
June 30, 2022
Classes ADV, I, P2, S and S2
Voya Variable Product Index Funds
■ Voya Emerging Markets Index Portfolio	■ Voya Russell™ Mid Cap Growth Index Portfolio
■ Voya International Index Portfolio	■ Voya Russell™ Mid Cap Index Portfolio
■ Voya Russell™ Large Cap Growth Index Portfolio	■ Voya Russell™ Small Cap Index Portfolio
■ Voya Russell™ Large Cap Index Portfolio	■ Voya U.S. Bond Index Portfolio
■ Voya Russell™ Large Cap Value Index Portfolio

As permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of each portfolio’s annual and semi-annual shareholder reports, like this semi-annual report, are not sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on a website and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you need not take any action. You may elect to receive shareholder reports and other communications from your insurance carrier electronically by contacting them directly.

You may elect to receive all future reports in paper free of charge. If you received this document in the mail, please follow the instructions provided to elect to continue receiving paper copies of your shareholder reports. You can inform us that you wish to continue receiving paper copies by calling 1-866-345-5954. Your election to receive reports in paper will apply to all the funds in which you invest.

This report is submitted for general information to shareholders of the Voya mutual funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the funds’ investment objectives, risks, charges, expenses and other information. This information should be read carefully.

PROXY VOTING INFORMATION
A description of the policies and procedures that the Portfolios use to determine how to vote proxies related to portfolio securities is available: (1) without charge, upon request, by calling Shareholder Services toll-free at (800) 992-0180; (2) on the Portfolios’ website at www.voyainvestments.com; and (3) on the U.S. Securities and Exchange Commission’s (“SEC’s”) website at www.sec.gov. Information regarding how the Portfolios voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Portfolios’ website at www.voyainvestments.com and on the SEC’s website at www.sec.gov.
QUARTERLY PORTFOLIO HOLDINGS
The Portfolios file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form NPORT-P. The Portfolios’ Forms NPORT-P are available on the SEC’s website at www.sec.gov. Each Portfolio’s complete schedule of portfolio holdings is available at: www.voyainvestments.com and without charge upon request from the Portfolio by calling Shareholder Services toll-free at (800) 992-0180.

SHAREHOLDER EXPENSE EXAMPLES (Unaudited)

As a shareholder of a Portfolio, you incur two types of costs: (1) transaction costs, including redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Portfolio expenses. These Examples are intended to help you understand your ongoing costs (in dollars) of investing in a Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.
The Examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2022 to June 30, 2022. The Portfolios’ expenses are shown without the imposition of any charges which are, or may be, imposed under your variable annuity contract, variable life insurance policy, qualified pension, or retirement plan. Expenses would have been higher if such charges were included.
Actual Expenses
The left section of the table shown below, “Actual Portfolio Return,” provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The right section of the table shown below, “Hypothetical (5% return before expenses),” provides information about hypothetical account values and hypothetical expenses based on a Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not a Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Portfolio and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the hypothetical section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these transactional costs were included, your costs would have been higher.
	Actual Portfolio Return				Hypothetical (5% return before expenses)
	Beginning Account Value January 1, 2022	Ending Account Value June 30, 2022	Annualized Expense Ratio	Expenses Paid During the Period Ended June 30, 2022*	Beginning Account Value January 1, 2022	Ending Account Value June 30, 2022	Annualized Expense Ratio	Expenses Paid During the Period Ended June 30, 2022*
Voya Emerging Markets Index Portfolio
Class I	$1,000.00	$824.90	0.54%	$2.44	$1,000.00	$1,022.12	0.54%	$2.71
Class P2	1,000.00	826.80	0.15	0.68	1,000.00	1,024.05	0.15	0.75
Class S	1,000.00	823.70	0.79	3.57	1,000.00	1,020.88	0.79	3.96
Voya International Index Portfolio
Class ADV	$1,000.00	$805.10	0.94%	$4.21	$1,000.00	$1,020.13	0.94%	$4.71
Class I	1,000.00	806.70	0.45	2.02	1,000.00	1,022.56	0.45	2.26
Class P2	1,000.00	807.30	0.15	0.67	1,000.00	1,024.05	0.15	0.75
Class S	1,000.00	805.40	0.70	3.13	1,000.00	1,021.32	0.70	3.51
Class S2	1,000.00	805.10	0.85	3.80	1,000.00	1,020.58	0.85	4.26
Voya Russell™ Large Cap Growth Index Portfolio
Class ADV	$1,000.00	$722.20	0.93%	$3.97	$1,000.00	$1,020.18	0.93%	$4.66
Class I	1,000.00	724.10	0.43	1.84	1,000.00	1,022.66	0.43	2.16
Class S	1,000.00	723.20	0.68	2.91	1,000.00	1,021.42	0.68	3.41

SHAREHOLDER EXPENSE EXAMPLES (Unaudited) (continued)

	Actual Portfolio Return				Hypothetical (5% return before expenses)
	Beginning Account Value January 1, 2022	Ending Account Value June 30, 2022	Annualized Expense Ratio	Expenses Paid During the Period Ended June 30, 2022*	Beginning Account Value January 1, 2022	Ending Account Value June 30, 2022	Annualized Expense Ratio	Expenses Paid During the Period Ended June 30, 2022*
Voya Russell™ Large Cap Index Portfolio
Class ADV	$1,000.00	$789.30	0.86%	$3.82	$1,000.00	$1,020.53	0.86%	$4.31
Class I	1,000.00	791.10	0.36	1.60	1,000.00	1,023.01	0.36	1.81
Class S	1,000.00	790.30	0.61	2.71	1,000.00	1,021.77	0.61	3.06
Class S2	1,000.00	789.50	0.76	3.37	1,000.00	1,021.03	0.76	3.81
Voya Russell™ Large Cap Value Index Portfolio
Class ADV	$1,000.00	$885.60	0.85%	$3.97	$1,000.00	$1,020.58	0.85%	$4.26
Class I	1,000.00	887.90	0.35	1.64	1,000.00	1,023.06	0.35	1.76
Class S	1,000.00	886.90	0.60	2.81	1,000.00	1,021.82	0.60	3.01
Voya Russell™ Mid Cap Growth Index Portfolio
Class I	$1,000.00	$688.80	0.40%	$1.67	$1,000.00	$1,022.81	0.40%	$2.01
Class S	1,000.00	687.80	0.65	2.72	1,000.00	1,021.57	0.65	3.26
Class S2	1,000.00	687.50	0.80	3.35	1,000.00	1,020.83	0.80	4.01
Voya Russell™ Mid Cap Index Portfolio
Class ADV	$1,000.00	$780.70	0.90%	$3.97	$1,000.00	$1,020.33	0.90%	$4.51
Class I	1,000.00	782.70	0.40	1.77	1,000.00	1,022.81	0.40	2.01
Class P2	1,000.00	783.50	0.15	0.66	1,000.00	1,024.05	0.15	0.75
Class S	1,000.00	782.00	0.65	2.87	1,000.00	1,021.57	0.65	3.26
Class S2	1,000.00	781.20	0.80	3.53	1,000.00	1,020.83	0.80	4.01
Voya Russell™ Small Cap Index Portfolio
Class ADV	$1,000.00	$762.30	0.95%	$4.15	$1,000.00	$1,020.08	0.95%	$4.76
Class I	1,000.00	764.10	0.45	1.97	1,000.00	1,022.56	0.45	2.26
Class P2	1,000.00	765.10	0.15	0.66	1,000.00	1,024.05	0.15	0.75
Class S	1,000.00	763.20	0.70	3.06	1,000.00	1,021.32	0.70	3.51
Class S2	1,000.00	762.60	0.85	3.71	1,000.00	1,020.58	0.85	4.26
Voya U.S. Bond Index Portfolio
Class ADV	$1,000.00	$894.50	0.86%	$4.04	$1,000.00	$1,020.53	0.86%	$4.31
Class I	1,000.00	897.20	0.36	1.69	1,000.00	1,023.01	0.36	1.81
Class P2	1,000.00	898.30	0.15	0.71	1,000.00	1,024.05	0.15	0.75
Class S	1,000.00	895.70	0.61	2.87	1,000.00	1,021.77	0.61	3.06
Class S2	1,000.00	896.00	0.76	3.57	1,000.00	1,021.03	0.76	3.81

*
Expenses are equal to each Portfolio’s respective annualized expense ratios multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half-year.

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2022 (Unaudited)

	Voya Emerging Markets Index Portfolio	Voya International Index Portfolio	Voya Russell™ Large Cap Growth Index Portfolio	Voya Russell™ Large Cap Index Portfolio
ASSETS:
Investments in securities at fair value+*	$668,828,145	$1,960,099,122	$1,155,678,125	$2,037,013,861
Short-term investments at fair value†	3,668,203	164,450,893	2,144,000	5,065,000
Cash	1,543	—	392,902	645,616
Cash collateral for futures contracts	715,600	1,988,841	178,500	357,000
Foreign currencies at value‡	2,910,808	3,256,440	—	—
Receivables:
Investment securities sold	—	—	909,413	348,480
Investment securities and currencies sold	101,461,389	41,627,577	—	—
Fund shares sold	290,929	868,032	2,241,087	2,094,138
Dividends	4,249,542	2,838,339	447,811	1,393,801
Foreign tax reclaims	9,505	8,864,427	—	—
Unrealized appreciation on forward foreign currency contracts	4,853	—	—	—
Prepaid expenses	9,335	25,499	16,210	23,259
Reimbursement due from Investment Adviser	196,505	412,870	11,250	60,310
Other assets	17,758	69,451	23,682	78,658
Total assets	782,364,115	2,184,501,491	1,162,042,980	2,047,080,123
LIABILITIES:
Payable for investment securities and currencies purchased	3,958,421	86,664,055	—	—
Payable for fund shares redeemed	134,541	972,446	187,260	2,031,996
Payable upon receipt of securities loaned	3,668,203	100,270,893	—	—
Unrealized depreciation on forward foreign currency contracts	—	81	—	—
Variation margin payable on futures contracts	62,745	182,280	26,987	53,975
Payable for investment management fees	253,449	750,807	378,196	587,157
Payable for distribution and shareholder service fees	2	171,479	138,786	366,384
Payable to directors under the deferred compensation plan (Note 6)	17,758	69,451	23,682	78,658
Payable for directors fees	2,056	5,501	3,487	5,973
Payable for borrowings against line of credit	87,149,000	—	—	—
Payable for foreign capital gains tax	3,799,454	—	—	—
Other accrued expenses and liabilities	411,363	447,516	332,144	381,591
Total liabilities	99,456,992	189,534,509	1,090,542	3,505,734
NET ASSETS	$682,907,123	$1,994,966,982	$1,160,952,438	$2,043,574,389
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$779,602,010	$1,885,920,064	$381,302,299	$1,467,023,315
Total distributable earnings (loss)	(96,694,887)	109,046,918	779,650,139	576,551,074
NET ASSETS	$682,907,123	$1,994,966,982	$1,160,952,438	$2,043,574,389
+ Including securities loaned at value	$3,480,970	$90,322,275	$—	$—
* Cost of investments in securities	$751,714,102	$1,653,388,714	$423,129,845	$1,447,521,620
† Cost of short-term investments	$3,668,203	$164,450,893	$2,144,000	$5,065,000
‡ Cost of foreign currencies	$2,962,685	$3,251,846	$—	$—
See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2022 (Unaudited) (continued)

	Voya Emerging Markets Index Portfolio	Voya International Index Portfolio	Voya Russell™ Large Cap Growth Index Portfolio	Voya Russell™ Large Cap Index Portfolio
Class ADV
Net assets	n/a	$373,960,430	$7,335	$129,648,138
Shares authorized	n/a	250,000,000	100,000,000	100,000,000
Par value	n/a	$0.001	$0.001	$0.001
Shares outstanding	n/a	40,669,328	156	5,116,955
Net asset value and redemption price per share	n/a	$9.20	$47.12	$25.34
Class I
Net assets	$127,107,843	$456,318,267	$503,497,804	$446,189,212
Shares authorized	100,000,000	200,000,000	100,000,000	400,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	12,420,253	48,750,400	10,569,060	17,171,280
Net asset value and redemption price per share	$10.23	$9.36	$47.64	$25.98
Class P2
Net assets	$555,789,403	$1,098,021,932	n/a	n/a
Shares authorized	100,000,000	300,000,000	n/a	n/a
Par value	$0.001	$0.001	n/a	n/a
Shares outstanding	53,063,796	115,432,891	n/a	n/a
Net asset value and redemption price per share	$10.47	$9.51	n/a	n/a
Class S
Net assets	$9,877	$65,429,957	$657,447,299	$1,467,630,548
Shares authorized	100,000,000	100,000,000	100,000,000	200,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	959	7,032,492	13,890,668	56,938,154
Net asset value and redemption price per share	$10.29	$9.30	$47.33	$25.78
Class S2
Net assets	n/a	$1,236,396	n/a	$106,491
Shares authorized	n/a	100,000,000	n/a	100,000,000
Par value	n/a	$0.001	n/a	$0.001
Shares outstanding	n/a	132,977	n/a	3,991
Net asset value and redemption price per share	n/a	$9.30	n/a	$26.68
See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2022 (Unaudited)

	Voya Russell™ Large Cap Value Index Portfolio	Voya Russell™ Mid Cap Growth Index Portfolio	Voya Russell™ Mid Cap Index Portfolio	Voya Russell™ Small Cap Index Portfolio
ASSETS:
Investments in securities at fair value+*	$1,289,803,329	$941,278,964	$1,211,716,630	$861,966,070
Investments in affiliates at fair value**	—	—	797,464	—
Short-term investments at fair value†	3,328,000	19,561,969	129,482,609	246,526,967
Cash	372,525	314,870	758,273	1,573,243
Cash collateral for futures contracts	241,500	162,000	283,500	2,282,500
Receivables:
Investment securities sold	—	1,643,442	—	2,888,074
Fund shares sold	44,766	4,718,734	1,766,169	1,945,356
Dividends	1,349,547	291,829	1,415,370	916,434
Foreign tax reclaims	576	351	562	7,832
Prepaid expenses	14,738	11,711	16,825	12,865
Reimbursement due from Investment Adviser	—	27,629	170,203	137,242
Other assets	18,907	17,791	66,119	38,055
Total assets	1,295,173,888	968,029,290	1,346,473,724	1,118,294,638
LIABILITIES:
Payable for investment securities purchased	—	1,402,799	672,697	923,784
Payable for fund shares redeemed	5,056,321	57,226	297,014	128,490
Payable upon receipt of securities loaned	—	18,538,969	126,158,609	217,915,967
Variation margin payable on futures contracts	36,513	26,640	46,620	278,841
Payable for investment management fees	315,342	314,075	443,262	328,561
Payable for distribution and shareholder service fees	256,347	198,259	113,357	103,779
Payable to directors under the deferred compensation plan (Note 6)	18,907	17,791	66,119	38,055
Payable for directors fees	3,635	2,910	3,653	2,559
Other accrued expenses and liabilities	318,025	211,042	492,629	180,682
Total liabilities	6,005,090	20,769,711	128,293,960	219,900,718
NET ASSETS	$1,289,168,798	$947,259,579	$1,218,179,764	$898,393,920
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$1,157,989,499	$1,135,177,003	$639,331,790	$692,255,098
Total distributable earnings (loss)	131,179,299	(187,917,424)	578,847,974	206,138,822
NET ASSETS	$1,289,168,798	$947,259,579	$1,218,179,764	$898,393,920
+ Including securities loaned at value	$—	$18,070,823	$123,043,200	$211,138,020
* Cost of investments in securities	$1,166,048,548	$1,002,258,965	$692,103,485	$656,377,856
** Cost of investments in affiliates	$—	$—	$360,528	$—
† Cost of short-term investments	$3,328,000	$19,561,969	$129,482,609	$246,526,967
See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2022 (Unaudited) (continued)

	Voya Russell™ Large Cap Value Index Portfolio	Voya Russell™ Mid Cap Growth Index Portfolio	Voya Russell™ Mid Cap Index Portfolio	Voya Russell™ Small Cap Index Portfolio
Class ADV
Net assets	$4,823	n/a	$167,035,535	$98,522,957
Shares authorized	100,000,000	n/a	100,000,000	100,000,000
Par value	$0.001	n/a	$0.001	$0.001
Shares outstanding	196	n/a	17,234,123	8,464,278
Net asset value and redemption price per share	$24.58	n/a	$9.69	$11.64
Class I
Net assets	$84,632,803	$15,692,658	$603,970,243	$217,629,350
Shares authorized	100,000,000	100,000,000	300,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	3,413,674	528,865	58,757,627	17,912,175
Net asset value and redemption price per share	$24.79	$29.67	$10.28	$12.15
Class P2
Net assets	n/a	n/a	$257,180,225	$296,688,543
Shares authorized	n/a	n/a	100,000,000	100,000,000
Par value	n/a	n/a	$0.001	$0.001
Shares outstanding	n/a	n/a	24,576,678	24,057,904
Net asset value and redemption price per share	n/a	n/a	$10.46	$12.33
Class S
Net assets	$1,204,531,172	$929,970,066	$182,735,225	$280,750,154
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	49,027,516	31,541,526	18,109,864	23,356,559
Net asset value and redemption price per share	$24.57	$29.48	$10.09	$12.02
Class S2
Net assets	n/a	$1,596,855	$7,258,536	$4,802,916
Shares authorized	n/a	100,000,000	100,000,000	100,000,000
Par value	n/a	$0.001	$0.001	$0.001
Shares outstanding	n/a	54,431	736,685	408,438
Net asset value and redemption price per share	n/a	$29.34	$9.85	$11.76
See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2022 (Unaudited)

Voya U.S. Bond Index Portfolio
ASSETS:
Investments in securities at fair value+*	$3,036,916,837
Short-term investments at fair value†	306,211,213
Cash	139,407
Cash collateral for futures contracts	1,412,970
Cash pledged for centrally cleared swaps (Note 2)	600,000
Cash pledged as collateral for delayed-delivery or when-issued securities (Note 2)	2,938,805
Receivables:
Investment securities sold on a delayed-delivery or when-issued basis	54,751,911
Fund shares sold	428,575
Dividends	11,360
Interest	13,670,726
Variation margin on centrally cleared swaps	4,862
Prepaid expenses	36,910
Reimbursement due from Investment Adviser	309,367
Other assets	135,829
Total assets	3,417,568,772
LIABILITIES:
Payable for investment securities purchased	43,538,394
Payable for investment securities purchased on a delayed-delivery or when-issued basis	204,681,171
Payable for fund shares redeemed	2,639,831
Payable to broker	668,991
Payable upon receipt of securities loaned	277,563,213
Variation margin payable on futures contracts	670,199
Payable for investment management fees	860,458
Payable for distribution and shareholder service fees	39,377
Payable to directors under the deferred compensation plan (Note 6)	135,829
Payable for directors fees	7,937
Other accrued expenses and liabilities	189,572
Total liabilities	530,994,972
NET ASSETS	$2,886,573,800
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$3,172,651,019
Total distributable loss	(286,077,219)
NET ASSETS	$2,886,573,800
+ Including securities loaned at value	$271,519,406
* Cost of investments in securities	$3,162,446,332
† Cost of short-term investments	$306,211,213
See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2022 (Unaudited) (continued)

Voya U.S. Bond Index Portfolio
Class ADV
Net assets	$21,650,149
Shares authorized	100,000,000
Par value	$0.001
Shares outstanding	2,273,405
Net asset value and redemption price per share	$9.52
Class I
Net assets	$1,398,368,636
Shares authorized	700,000,000
Par value	$0.001
Shares outstanding	146,246,409
Net asset value and redemption price per share	$9.56
Class P2
Net assets	$1,320,115,108
Shares authorized	300,000,000
Par value	$0.001
Shares outstanding	138,140,107
Net asset value and redemption price per share	$9.56
Class S
Net assets	$145,652,967
Shares authorized	100,000,000
Par value	$0.001
Shares outstanding	15,276,761
Net asset value and redemption price per share	$9.53
Class S2
Net assets	$786,940
Shares authorized	100,000,000
Par value	$0.001
Shares outstanding	82,512
Net asset value and redemption price per share	$9.54
See Accompanying Notes to Financial Statements

STATEMENTS OF OPERATIONS for the six months ended June 30, 2022 (Unaudited)

	Voya Emerging Markets Index Portfolio	Voya International Index Portfolio	Voya Russell™ Large Cap Growth Index Portfolio	Voya Russell™ Large Cap Index Portfolio
INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$11,640,784	$42,756,425	$6,119,371	$17,609,456
Securities lending income, net	60,914	325,535	1,286	4,840
Total investment income	11,701,698	43,081,960	6,120,657	17,614,296
EXPENSES:
Investment management fees	2,652,061	4,879,974	3,331,300	3,970,291
Distribution and shareholder service fees:
Class ADV	—	1,080,928	21	367,761
Class S	14	91,804	985,513	2,148,087
Class S2	—	2,724	—	337
Transfer agent fees:
Class ADV	—	42,150	2	15,539
Class I	453	49,177	78,565	53,221
Class P2	503	1,269	—	—
Class S	—	7,170	104,053	181,532
Class S2	—	132	—	18
Shareholder reporting expense	1,250	18,813	23,412	12,900
Professional fees	36,545	43,760	30,467	35,760
Custody and accounting expense	464,727	307,160	80,925	101,880
Directors fees	10,285	27,503	17,440	29,865
Licensing fee (Note 7)	122,400	327,310	83,168	132,464
Miscellaneous expense	20,920	58,264	30,485	33,071
Interest expense	7,488	—	334	820
Total expenses	3,316,646	6,938,138	4,765,685	7,083,546
Waived and reimbursed fees	(2,239,453)	(2,603,655)	(787,684)	(278,062)
Net expenses	1,077,193	4,334,483	3,978,001	6,805,484
Net investment income	10,624,505	38,747,477	2,142,656	10,808,812
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments (net of foreign capital gains taxes withheld^)	1,648,240	(14,221,810)	46,287,801	(19,273,961)
Forward foreign currency contracts	(11,431)	(29,018)	—	—
Foreign currency related transactions	(426,514)	(755,380)	—	—
Futures	(2,174,779)	(7,714,292)	(598,579)	(1,184,391)
Net realized gain (loss)	(964,484)	(22,720,500)	45,689,222	(20,458,352)
Net change in unrealized appreciation (depreciation) on:
Investments (net of foreign capital gains taxes accrued#)	(168,078,435)	(483,079,615)	(503,612,493)	(547,605,943)
Forward foreign currency contracts	6,032	(81)	—	—
Foreign currency related transactions	(166,176)	(695,831)	—	—
Futures	(69,207)	(601,761)	(208,614)	(340,794)
Net change in unrealized appreciation (depreciation)	(168,307,786)	(484,377,288)	(503,821,107)	(547,946,737)
Net realized and unrealized loss	(169,272,270)	(507,097,788)	(458,131,885)	(568,405,089)
Decrease in net assets resulting from operations	$(158,647,765)	$(468,350,311)	$(455,989,229)	$(557,596,277)
* Foreign taxes withheld	$1,349,811	$4,742,873	$1,699	$5,312
^ Foreign capital gains taxes withheld	$173,691	$—	$—	$—
# Change in foreign capital gains taxes accrued	$173,691	$—	$—	$—
See Accompanying Notes to Financial Statements

STATEMENTS OF OPERATIONS for the six months ended June 30, 2022 (Unaudited)

	Voya Russell™ Large Cap Value Index Portfolio	Voya Russell™ Mid Cap Growth Index Portfolio	Voya Russell™ Mid Cap Index Portfolio	Voya Russell™ Small Cap Index Portfolio
INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$16,172,896	$4,445,934	$10,305,198	$5,646,834
Dividends from affiliates	—	—	6,158	—
Securities lending income, net	4,107	86,005	116,439	407,455
Total investment income	16,177,003	4,531,939	10,427,795	6,054,289
EXPENSES:
Investment management fees	2,771,438	2,803,208	2,970,940	2,178,853
Distribution and shareholder service fees:
Class ADV	14	—	482,085	283,130
Class S	1,685,648	1,417,437	270,708	414,549
Class S2	—	3,729	18,062	11,343
Transfer agent fees:
Class ADV	—	—	70,938	43,606
Class I	3,868	388	275,845	93,197
Class P2	—	—	202	245
Class S	55,798	23,677	79,636	127,609
Class S2	—	37	3,318	2,181
Shareholder reporting expense	54,300	8,251	12,670	12,555
Professional fees	72,400	18,278	26,245	21,836
Custody and accounting expense	83,700	61,122	76,110	71,280
Directors fees	18,174	14,549	18,266	12,798
Licensing fee (Note 7)	86,082	71,700	86,444	64,753
Miscellaneous expense	60,291	16,556	34,933	30,514
Interest expense	255	1,181	469	—
Total expenses	4,891,968	4,440,113	4,426,871	3,368,449
Waived and reimbursed fees	(720,993)	(699,148)	(1,082,549)	(840,526)
Net expenses	4,170,975	3,740,965	3,344,322	2,527,923
Net investment income	12,006,028	790,974	7,083,473	3,526,366
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	4,849,891	(122,709,583)	61,887,364	19,749,146
Sale of investments in affiliates	—	—	70,457	—
Futures	(745,021)	(392,497)	(512,515)	(5,589,776)
Net realized gain (loss)	4,104,870	(123,102,080)	61,445,306	14,159,370
Net change in unrealized appreciation (depreciation) on:
Investments	(183,874,633)	(327,318,761)	(421,600,387)	(291,637,755)
Affiliates	—	—	(172,326)	—
Futures	(277,649)	(252,300)	(476,957)	(2,061,187)
Net change in unrealized appreciation (depreciation)	(184,152,282)	(327,571,061)	(422,249,670)	(293,698,942)
Net realized and unrealized loss	(180,047,412)	(450,673,141)	(360,804,364)	(279,539,572)
Decrease in net assets resulting from operations	$(168,041,384)	$(449,882,167)	$(353,720,891)	$(276,013,206)
* Foreign taxes withheld	$5,423	$1,053	$3,291	$8,206
See Accompanying Notes to Financial Statements

STATEMENTS OF OPERATIONS for the six months ended June 30, 2022 (Unaudited)

Voya U.S. Bond Index Portfolio
INVESTMENT INCOME:
Dividends	$32,465
Interest	37,842,916
Securities lending income, net	529,708
Total investment income	38,405,089
EXPENSES:
Investment management fees	5,542,746
Distribution and shareholder service fees:
Class ADV	57,857
Class S	196,643
Class S2	1,982
Transfer agent fees:
Class ADV	558
Class I	37,018
Class P2	845
Class S	3,802
Class S2	24
Shareholder reporting expense	7,240
Professional fees	59,750
Custody and accounting expense	154,992
Directors fees	39,687
Miscellaneous expense	81,894
Total expenses	6,185,038
Waived and reimbursed fees	(1,732,425)
Net expenses	4,452,613
Net investment income	33,952,476
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	(143,936,293)
Futures	4,282,713
Swaps	132,432
Net realized loss	(139,521,148)
Net change in unrealized appreciation (depreciation) on:
Investments	(243,080,387)
Futures	1,226,682
Swaps	275,539
Net change in unrealized appreciation (depreciation)	(241,578,166)
Net realized and unrealized loss	(381,099,314)
Decrease in net assets resulting from operations	$(347,146,838)
See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Voya Emerging Markets Index Portfolio		Voya International Index Portfolio
	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021
FROM OPERATIONS:
Net investment income	$10,624,505	$16,376,484	$38,747,477	$52,692,610
Net realized gain (loss)	(964,484)	31,703,112	(22,720,500)	9,490,875
Net change in unrealized appreciation (depreciation)	(168,307,786)	(77,674,918)	(484,377,288)	189,722,715
Increase (decrease) in net assets resulting from operations	(158,647,765)	(29,595,322)	(468,350,311)	251,906,200
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class ADV	—	—	(11,994,066)	(8,487,432)
Class I	(12,544,359)	(2,268,361)	(16,731,056)	(11,937,715)
Class P2	(31,943,320)	(6,354,916)	(40,212,938)	(26,065,167)
Class S	(539)	(97)	(2,292,745)	(1,478,337)
Class S2	—	—	(40,311)	(21,515)
Total distributions	(44,488,218)	(8,623,374)	(71,271,116)	(47,990,166)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	199,972,772	331,715,584	284,788,030	270,119,109
Reinvestment of distributions	44,488,037	8,623,337	71,271,116	47,990,166
	244,460,809	340,338,921	356,059,146	318,109,275
Cost of shares redeemed	(171,925,198)	(283,969,983)	(167,909,429)	(485,741,273)
Net increase (decrease) in net assets resulting from capital share transactions	72,535,611	56,368,938	188,149,717	(167,631,998)
Net increase (decrease) in net assets	(130,600,372)	18,150,242	(351,471,710)	36,284,036
NET ASSETS:
Beginning of year or period	813,507,495	795,357,253	2,346,438,692	2,310,154,656
End of year or period	$682,907,123	$813,507,495	$1,994,966,982	$2,346,438,692
See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Voya Russell™ Large Cap Growth Index Portfolio		Voya Russell™ Large Cap Index Portfolio
	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021
FROM OPERATIONS:
Net investment income	$2,142,656	$3,355,496	$10,808,812	$12,911,219
Net realized gain (loss)	45,689,222	109,572,332	(20,458,352)	85,833,439
Net change in unrealized appreciation (depreciation)	(503,821,107)	300,965,178	(547,946,737)	292,753,577
Increase (decrease) in net assets resulting from operations	(455,989,229)	413,893,006	(557,596,277)	391,498,235
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class ADV	(695)	(53)	(5,899,455)	(6,149,333)
Class I	(49,628,386)	(6,115,054)	(21,862,969)	(25,822,923)
Class S	(63,384,349)	(6,885,357)	(71,354,687)	(31,173,865)
Class S2	—	—	(5,730)	(11,719)
Total distributions	(113,013,430)	(13,000,464)	(99,122,841)	(63,157,840)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	25,071,509	72,021,458	37,207,966	1,435,709,303
Reinvestment of distributions	113,013,430	13,000,464	99,122,841	63,157,840
	138,084,939	85,021,922	136,330,807	1,498,867,143
Cost of shares redeemed	(106,915,421)	(253,842,382)	(171,065,121)	(253,545,660)
Net increase (decrease) in net assets resulting from capital share transactions	31,169,518	(168,820,460)	(34,734,314)	1,245,321,483
Net increase (decrease) in net assets	(537,833,141)	232,072,082	(691,453,432)	1,573,661,878
NET ASSETS:
Beginning of year or period	1,698,785,579	1,466,713,497	2,735,027,821	1,161,365,943
End of year or period	$1,160,952,438	$1,698,785,579	$2,043,574,389	$2,735,027,821
See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Voya Russell™ Large Cap Value Index Portfolio		Voya Russell™ Mid Cap Growth Index Portfolio
	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021
FROM OPERATIONS:
Net investment income (loss)	$12,006,028	$16,760,391	$790,974	$(921,446)
Net realized gain (loss)	4,104,870	47,358,231	(123,102,080)	107,092,397
Net change in unrealized appreciation (depreciation)	(184,152,282)	143,678,762	(327,571,061)	(39,840,785)
Increase (decrease) in net assets resulting from operations	(168,041,384)	207,797,384	(449,882,167)	66,330,166
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class ADV	(44)	(85)	—	—
Class I	(1,211,722)	(2,022,225)	(1,757,478)	(879,739)
Class S	(15,328,430)	(15,518,493)	(107,754,474)	(21,929,351)
Class S2	—	—	(182,723)	(76,005)
Total distributions	(16,540,196)	(17,540,803)	(109,694,675)	(22,885,095)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	11,556,498	660,730,602	9,086,456	915,934,449
Reinvestment of distributions	16,540,196	17,540,803	109,694,675	22,885,095
	28,096,694	678,271,405	118,781,131	938,819,544
Cost of shares redeemed	(110,460,720)	(177,715,486)	(102,827,694)	(181,677,038)
Net increase (decrease) in net assets resulting from capital share transactions	(82,364,026)	500,555,919	15,953,437	757,142,506
Net increase (decrease) in net assets	(266,945,606)	690,812,500	(543,623,405)	800,587,577
NET ASSETS:
Beginning of year or period	1,556,114,404	865,301,904	1,490,882,984	690,295,407
End of year or period	$1,289,168,798	$1,556,114,404	$947,259,579	$1,490,882,984
See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Voya Russell™ Mid Cap Index Portfolio		Voya Russell™ Small Cap Index Portfolio
	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021
FROM OPERATIONS:
Net investment income	$7,083,473	$13,818,042	$3,526,366	$7,043,679
Net realized gain	61,445,306	111,318,306	14,159,370	96,941,859
Net change in unrealized appreciation (depreciation)	(422,249,670)	185,398,725	(293,698,942)	44,970,910
Increase (decrease) in net assets resulting from operations	(353,720,891)	310,535,073	(276,013,206)	148,956,448
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class ADV	(16,553,124)	(21,636,582)	(9,998,700)	(402,726)
Class I	(64,413,331)	(77,276,322)	(22,345,692)	(1,694,311)
Class P2	(24,217,584)	(40,543,843)	(29,585,735)	(2,559,370)
Class S	(18,168,027)	(26,697,056)	(28,658,419)	(2,061,604)
Class S2	(767,708)	(1,139,987)	(486,191)	(26,399)
Total distributions	(124,119,774)	(167,293,790)	(91,074,737)	(6,744,410)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	74,983,311	370,686,532	96,794,548	386,310,290
Reinvestment of distributions	124,119,774	167,293,790	91,074,737	6,744,410
	199,103,085	537,980,322	187,869,285	393,054,700
Cost of shares redeemed	(152,798,065)	(427,003,212)	(75,018,332)	(466,266,070)
Net increase (decrease) in net assets resulting from capital share transactions	46,305,020	110,977,110	112,850,953	(73,211,370)
Net increase (decrease) in net assets	(431,535,645)	254,218,393	(254,236,990)	69,000,668
NET ASSETS:
Beginning of year or period	1,649,715,409	1,395,497,016	1,152,630,910	1,083,630,242
End of year or period	$1,218,179,764	$1,649,715,409	$898,393,920	$1,152,630,910
See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Voya U.S. Bond Index Portfolio
	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021
FROM OPERATIONS:
Net investment income	$33,952,476	$51,246,285
Net realized loss	(139,521,148)	(17,329,759)
Net change in unrealized appreciation (depreciation)	(241,578,166)	(91,882,084)
Decrease in net assets resulting from operations	(347,146,838)	(57,965,558)
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class ADV	(146,146)	(751,928)
Class I	(13,458,618)	(57,512,797)
Class P2	(14,640,091)	(52,645,986)
Class S	(1,189,511)	(5,682,253)
Class S2	(6,583)	(40,440)
Total distributions	(29,440,949)	(116,633,404)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	571,817,308	811,265,760
Reinvestment of distributions	29,431,979	116,622,106
	601,249,287	927,887,866
Cost of shares redeemed	(634,282,166)	(885,591,204)
Net increase (decrease) in net assets resulting from capital share transactions	(33,032,879)	42,296,662
Net decrease in net assets	(409,620,666)	(132,302,300)
NET ASSETS:
Beginning of year or period	3,296,194,466	3,428,496,766
End of year or period	$2,886,573,800	$3,296,194,466
See Accompanying Notes to Financial Statements

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each year or period.
		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expenses net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Emerging Markets Index Portfolio
Class I
06-30-22+	13.18	0.13•	(2.46)	(2.33)	0.23	0.39	—	0.62	—	10.23	(17.51)	0.81	0.54	0.54	2.25	127,108	16
12-31-21	13.81	0.23•	(0.73)	(0.50)	0.13	—	—	0.13	—	13.18	(3.65)	0.78	0.51	0.51	1.66	256,340	21
12-31-20	12.24	0.18•	1.79	1.97	0.40	—	—	0.40	—	13.81	17.58	0.80	0.53	0.53	1.56	250,721	27
12-31-19	10.66	0.21•	1.65	1.86	0.28	—	—	0.28	—	12.24	17.76	0.87	0.60	0.60	1.88	321,682	20
12-31-18	12.85	0.25	(2.14)	(1.89)	0.30	—	—	0.30	—	10.66	(15.07)	0.81	0.54	0.54	2.05	499,268	12
12-31-17	9.56	0.19•	3.28	3.47	0.18	—	—	0.18	—	12.85	36.65	0.82	0.55	0.55	1.71	502,979	18
Class P2
06-30-22+	13.44	0.16•	(2.51)	(2.35)	0.23	0.39	—	0.62	—	10.47	(17.32)	0.81	0.15	0.15	2.75	555,789	16
12-31-21	14.04	0.29•	(0.76)	(0.47)	0.13	—	—	0.13	—	13.44	(3.37)	0.78	0.15	0.15	2.03	557,155	21
12-31-20	12.39	0.22•	1.83	2.05	0.40	—	—	0.40	—	14.04	17.95	0.80	0.15	0.15	1.90	544,632	27
12-31-19	10.74	0.29•	1.64	1.93	0.28	—	—	0.28	—	12.39	18.29	0.87	0.16	0.16	2.49	303,648	20
12-31-18	12.88	0.29•	(2.13)	(1.84)	0.30	—	—	0.30	—	10.74	(14.64)	0.81	0.15	0.15	2.44	271,954	12
05-03-17(5) - 12-31-17	10.99	0.20•	1.87	2.07	0.18	—	—	0.18	—	12.88	19.15	0.82	0.15	0.15	2.56	219,322	18
Class S
06-30-22+	13.24	0.12•	(2.47)	(2.35)	0.21	0.39	—	0.60	—	10.29	(17.63)	1.06	0.79	0.79	2.00	10	16
12-31-21	13.90	0.22•	(0.76)	(0.54)	0.12	—	—	0.12	—	13.24	(3.91)	1.03	0.76	0.76	1.55	12	21
12-31-20	12.31	0.15•	1.81	1.96	0.37	—	—	0.37	—	13.90	17.27	1.05	0.78	0.78	1.30	4	27
12-31-19	10.71	0.21	1.64	1.85	0.25	—	—	0.25	—	12.31	17.55	1.12	0.85	0.85	1.83	4	20
12-31-18	12.91	0.21	(2.14)	(1.93)	0.27	—	—	0.27	—	10.71	(15.26)	1.06	0.79	0.79	1.71	3	12
12-31-17	9.55	0.17	3.28	3.45	0.09	—	—	0.09	—	12.91	36.35	1.07	0.80	0.80	1.52	4	18
Voya International Index Portfolio
Class ADV
06-30-22+	11.79	0.15•	(2.44)	(2.29)	0.30	—	—	0.30	—	9.20	(19.49)	1.04	0.94	0.94	2.94	373,960	3
12-31-21	10.86	0.19•	0.93	1.12	0.19	—	—	0.19	—	11.79	10.41	1.04	0.94	0.94	1.63	490,645	4
12-31-20	10.39	0.16	0.53	0.69	0.22	—	—	0.22	—	10.86	7.28	1.04	0.95	0.95	1.43	508,888	12
12-31-19	8.83	0.23•	1.58	1.81	0.25	—	—	0.25	—	10.39	20.86	1.03	0.94	0.94	2.39	542,257	15
12-31-18	10.51	0.21•	(1.66)	(1.45)	0.23	—	—	0.23	—	8.83	(14.11)	1.04	0.94	0.94	2.11	524,307	3
12-31-17	8.63	0.19•	1.88	2.07	0.19	—	—	0.19	—	10.51	24.19	1.03	0.94	0.94	2.00	692,747	4
Class I
06-30-22+	12.04	0.19•	(2.51)	(2.32)	0.36	—	—	0.36	—	9.36	(19.33)	0.54	0.45	0.45	3.44	456,318	3
12-31-21	11.09	0.25•	0.94	1.19	0.24	—	—	0.24	—	12.04	10.86	0.54	0.45	0.45	2.11	564,827	4
12-31-20	10.61	0.21	0.54	0.75	0.27	—	—	0.27	—	11.09	7.90	0.54	0.46	0.46	1.98	580,413	12
12-31-19	9.02	0.24•	1.66	1.90	0.31	—	—	0.31	—	10.61	21.44	0.53	0.45	0.45	2.38	700,568	15
12-31-18	10.74	0.26•	(1.69)	(1.43)	0.29	—	—	0.29	—	9.02	(13.73)	0.54	0.45	0.45	2.58	299,378	3
12-31-17	8.81	0.26•	1.91	2.17	0.24	—	—	0.24	—	10.74	24.88	0.53	0.45	0.45	2.65	319,369	4
See Accompanying Notes to Financial Statements

Financial Highlights (continued)

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expenses net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya International Index Portfolio (continued)
Class P2
06-30-22+	12.22	0.21•	(2.56)	(2.35)	0.36	—	—	0.36	—	9.51	(19.27)	0.52	0.15	0.15	3.84	1,098,022	3
12-31-21	11.21	0.29•	0.97	1.26	0.25	—	—	0.25	—	12.22	11.31	0.52	0.15	0.15	2.43	1,210,240	4
12-31-20	10.70	0.22•	0.56	0.78	0.27	—	—	0.27	—	11.21	8.13	0.52	0.16	0.16	2.24	1,143,697	12
12-31-19	9.07	0.31•	1.63	1.94	0.31	—	—	0.31	—	10.70	21.78	0.53	0.15	0.15	3.10	1,011,708	15
12-31-18	10.76	0.29•	(1.69)	(1.40)	0.29	—	—	0.29	—	9.07	(13.42)	0.54	0.15	0.15	2.84	708,457	3
05-03-17(5) - 12-31-17	9.79	0.16•	1.05	1.21	0.24	—	—	0.24	—	10.76	12.59	0.53	0.15	0.15	2.42	589,019	4
Class S
06-30-22+	11.95	0.17•	(2.49)	(2.32)	0.33	—	—	0.33	—	9.30	(19.46)	0.79	0.70	0.70	3.23	65,430	3
12-31-21	11.01	0.22•	0.94	1.16	0.22	—	—	0.22	—	11.95	10.62	0.79	0.70	0.70	1.87	79,437	4
12-31-20	10.53	0.18	0.54	0.72	0.24	—	—	0.24	—	11.01	7.62	0.79	0.71	0.71	1.66	75,948	12
12-31-19	8.96	0.27	1.58	1.85	0.28	—	—	0.28	—	10.53	21.04	0.78	0.70	0.70	2.60	77,950	15
12-31-18	10.66	0.24	(1.68)	(1.44)	0.26	—	—	0.26	—	8.96	(13.86)	0.79	0.70	0.70	2.33	68,720	3
12-31-17	8.75	0.22•	1.90	2.12	0.21	—	—	0.21	—	10.66	24.51	0.78	0.70	0.70	2.23	81,188	4
Class S2
06-30-22+	11.94	0.17•	(2.49)	(2.32)	0.32	—	—	0.32	—	9.30	(19.49)	0.94	0.85	0.85	3.16	1,236	3
12-31-21	11.00	0.20•	0.94	1.14	0.20	—	—	0.20	—	11.94	10.49	0.94	0.85	0.85	1.72	1,290	4
12-31-20	10.51	0.15	0.56	0.71	0.22	—	—	0.22	—	11.00	7.40	0.94	0.86	0.86	1.49	1,209	12
12-31-19	8.94	0.25•	1.59	1.84	0.27	—	—	0.27	—	10.51	20.93	0.93	0.85	0.85	2.57	1,136	15
12-31-18	10.65	0.22•	(1.68)	(1.46)	0.25	—	—	0.25	—	8.94	(14.07)	0.94	0.85	0.85	2.19	1,289	3
12-31-17	8.71	0.20•	1.91	2.11	0.17	—	—	0.17	—	10.65	24.44	0.93	0.85	0.85	2.03	1,292	4
Voya Russell™ Large Cap Growth Index Portfolio
Class ADV
06-30-22+	71.86	(0.02)•	(19.80)	(19.82)	—	4.92	—	4.92	—	47.12	(27.78)	1.05	0.93	0.93	(0.07)	7	16
12-31-21	55.65	(0.08)•	16.67	16.59	0.10	0.28	—	0.38	—	71.86	29.98	1.04	0.93	0.93	(0.14)	10	22
12-31-20	42.54	0.06	15.22	15.28	0.10	2.07	—	2.17	—	55.65	37.80	1.05	0.93	0.93	0.15	8	13
12-31-19	33.18	0.17•	11.14	11.31	0.20	1.75	—	1.95	—	42.54	35.19	1.04	0.93	0.93	0.45	6	19
12-31-18	35.05	0.17	(0.57)	(0.40)	0.23	1.24	—	1.47	—	33.18	(1.44)	1.03	0.93	0.93	0.49	4	9
12-31-17	27.04	0.20	8.04	8.24	0.23	—	—	0.23	—	35.05	30.60	1.03	0.93	0.93	0.64	4	14
Class I
06-30-22+	72.73	0.14•	(20.06)	(19.92)	0.25	4.92	—	5.17	—	47.64	(27.59)	0.55	0.43	0.43	0.45	503,498	16
12-31-21	56.25	0.23•	16.85	17.08	0.32	0.28	—	0.60	—	72.73	30.67	0.54	0.43	0.43	0.36	722,412	22
12-31-20	42.96	0.31	15.33	15.64	0.28	2.07	—	2.35	—	56.25	38.47	0.55	0.43	0.43	0.65	590,681	13
12-31-19	33.49	0.36	11.24	11.60	0.38	1.75	—	2.13	—	42.96	35.84	0.54	0.43	0.43	0.96	446,528	19
12-31-18	35.35	0.37•	(0.60)	(0.23)	0.39	1.24	—	1.63	—	33.49	(0.97)	0.53	0.43	0.43	1.00	329,022	9
12-31-17	27.24	0.36•	8.10	8.46	0.35	—	—	0.35	—	35.35	31.26	0.53	0.43	0.43	1.15	354,275	14
See Accompanying Notes to Financial Statements

Financial Highlights (continued)

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expenses net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Russell™ Large Cap Growth Index Portfolio (continued)
Class S
06-30-22+	72.15	0.06•	(19.89)	(19.83)	0.07	4.92	—	4.99	—	47.33	(27.68)	0.80	0.68	0.68	0.20	657,447	16
12-31-21	55.81	0.07•	16.75	16.82	0.20	0.28	—	0.47	—	72.15	30.36	0.79	0.68	0.68	0.11	976,363	22
12-31-20	42.68	0.21	15.21	15.42	0.22	2.07	—	2.29	—	55.81	38.13	0.80	0.68	0.68	0.40	876,025	13
12-31-19	33.29	0.26•	11.16	11.42	0.28	1.75	—	2.03	—	42.68	35.47	0.79	0.68	0.68	0.69	700,395	19
12-31-18	35.15	0.27•	(0.59)	(0.32)	0.30	1.24	—	1.54	—	33.29	(1.21)	0.78	0.68	0.68	0.75	321,604	9
12-31-17	27.10	0.28•	8.06	8.34	0.29	—	—	0.29	—	35.15	30.93	0.78	0.68	0.68	0.90	343,310	14
Voya Russell™ Large Cap Index Portfolio
Class ADV
06-30-22+	33.57	0.09•	(7.12)	(7.03)	0.07	1.13	—	1.20	—	25.34	(21.07)	0.89	0.86	0.86	0.63	129,648	8
12-31-21	27.91	0.16•	7.04	7.20	0.25	1.29	—	1.54	—	33.57	26.81	0.92	0.86	0.86	0.53	163,976	23
12-31-20	24.38	0.22•	4.56	4.78	0.29	0.96	—	1.25	—	27.91	21.24	0.94	0.86	0.86	0.90	105,733	6
12-31-19	19.55	0.26•	5.57	5.83	0.30	0.70	—	1.00	—	24.38	30.66	0.89	0.86	0.86	1.16	78,254	5
12-31-18	20.60	0.24•	(1.03)	(0.79)	0.26	—	—	0.26	—	19.55	(3.92)	0.88	0.86	0.86	1.13	54,275	5
12-31-17	17.10	0.22•	3.51	3.73	0.23	—	—	0.23	—	20.60	21.96	0.88	0.87	0.87	1.17	43,874	6
Class I
06-30-22+	34.46	0.17•	(7.32)	(7.15)	0.20	1.13	—	1.33	—	25.98	(20.89)	0.39	0.36	0.36	1.13	446,189	8
12-31-21	28.58	0.32•	7.21	7.53	0.36	1.29	—	1.65	—	34.46	27.41	0.42	0.36	0.36	1.03	565,026	23
12-31-20	24.92	0.34•	4.67	5.01	0.39	0.96	—	1.35	—	28.58	21.86	0.44	0.36	0.36	1.39	457,743	6
12-31-19	19.94	0.36	5.70	6.06	0.38	0.70	—	1.08	—	24.92	31.34	0.39	0.36	0.36	1.66	347,630	5
12-31-18	20.99	0.35•	(1.05)	(0.70)	0.35	—	—	0.35	—	19.94	(3.46)	0.38	0.36	0.36	1.62	260,309	5
12-31-17	17.41	0.32	3.57	3.89	0.31	—	—	0.31	—	20.99	22.57	0.38	0.37	0.37	1.68	272,429	6
Class S
06-30-22+	34.20	0.13•	(7.26)	(7.13)	0.16	1.13	—	1.29	—	25.78	(20.97)	0.64	0.61	0.61	0.87	1,467,631	8
12-31-21	28.37	0.24•	7.17	7.41	0.29	1.29	—	1.58	—	34.20	27.13	0.67	0.61	0.61	0.78	2,005,750	23
12-31-20	24.73	0.28•	4.64	4.92	0.32	0.96	—	1.28	—	28.37	21.58	0.69	0.61	0.61	1.16	596,783	6
12-31-19	19.80	0.32•	5.63	5.95	0.32	0.70	—	1.02	—	24.73	30.96	0.64	0.61	0.61	1.42	592,415	5
12-31-18	20.84	0.29•	(1.04)	(0.75)	0.29	—	—	0.29	—	19.80	(3.69)	0.63	0.61	0.61	1.37	516,424	5
12-31-17	17.29	0.27•	3.55	3.82	0.27	—	—	0.27	—	20.84	22.27	0.63	0.62	0.62	1.43	589,672	6
Class S2
06-30-22+	35.29	0.11•	(7.50)	(7.39)	0.09	1.13	—	1.22	—	26.68	(21.05)	0.79	0.76	0.76	0.70	106	8
12-31-21	29.26	0.21•	7.38	7.59	0.27	1.29	—	1.56	—	35.29	26.92	0.82	0.76	0.76	0.66	276	23
12-31-20	25.47	0.25•	4.79	5.04	0.29	0.96	—	1.25	—	29.26	21.37	0.84	0.76	0.76	0.99	1,107	6
12-31-19	20.35	0.29•	5.81	6.10	0.28	0.70	—	0.98	—	25.47	30.80	0.79	0.76	0.76	1.26	1,012	5
12-31-18	21.38	0.27•	(1.07)	(0.80)	0.23	—	—	0.23	—	20.35	(3.81)	0.78	0.76	0.76	1.22	779	5
12-31-17	17.74	0.25•	3.64	3.89	0.25	—	—	0.25	—	21.38	22.08	0.78	0.77	0.77	1.27	1,264	6
See Accompanying Notes to Financial Statements

Financial Highlights (continued)

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expenses net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Russell™ Large Cap Value Index Portfolio
Class ADV
06-30-22+	28.00	0.18•	(3.37)	(3.19)	0.23	—	—	0.23	—	24.58	(11.44)	0.95	0.85	0.85	1.37	5	19
12-31-21	23.26	0.35•	4.83	5.18	0.44	—	—	0.44	—	28.00	22.44	0.95	0.85	0.85	1.34	5	39
12-31-20	23.99	0.39•	(0.35)	0.04	0.12	0.65	—	0.77	—	23.26	1.00	0.95	0.85	0.85	1.87	4	19
12-31-19	20.34	0.40	4.57	4.97	0.45	0.87	—	1.32	—	23.99	25.30	1.01	0.91	0.91	1.87	4	24
12-31-18	23.13	0.38	(1.96)	(1.58)	0.44	0.77	—	1.21	—	20.34	(7.18)	1.01	0.91	0.91	1.73	4	14
12-31-17	20.81	0.35•	2.33	2.68	0.36	—	—	0.36	—	23.13	13.05	0.99	0.89	0.89	1.62	4	13
Class I
06-30-22+	28.31	0.26•	(3.42)	(3.16)	0.36	—	—	0.36	—	24.79	(11.21)	0.45	0.35	0.35	1.90	84,633	19
12-31-21	23.50	0.48•	4.88	5.36	0.55	—	—	0.55	—	28.31	22.99	0.45	0.35	0.35	1.83	99,517	39
12-31-20	24.26	0.50•	(0.37)	0.13	0.24	0.65	—	0.89	—	23.50	1.48	0.45	0.35	0.35	2.37	88,235	19
12-31-19	20.57	0.53•	4.60	5.13	0.57	0.87	—	1.44	—	24.26	25.92	0.51	0.41	0.41	2.38	97,086	24
12-31-18	23.34	0.50•	(1.97)	(1.47)	0.53	0.77	—	1.30	—	20.57	(6.62)	0.51	0.41	0.41	2.24	85,885	14
12-31-17	21.01	0.47	2.31	2.78	0.45	—	—	0.45	—	23.34	13.46	0.49	0.39	0.39	2.12	105,552	13
Class S
06-30-22+	28.04	0.22•	(3.38)	(3.16)	0.31	—	—	0.31	—	24.57	(11.31)	0.70	0.60	0.60	1.65	1,204,531	19
12-31-21	23.28	0.41•	4.84	5.25	0.49	—	—	0.49	—	28.04	22.72	0.70	0.60	0.60	1.58	1,456,592	39
12-31-20	24.08	0.45•	(0.38)	0.07	0.22	0.65	—	0.87	—	23.28	1.20	0.70	0.60	0.60	2.13	777,063	19
12-31-19	20.42	0.46•	4.58	5.04	0.51	0.87	—	1.38	—	24.08	25.61	0.76	0.66	0.66	2.05	894,317	24
12-31-18	23.17	0.45•	(1.96)	(1.51)	0.47	0.77	—	1.24	—	20.42	(6.85)	0.76	0.66	0.66	1.99	265,120	14
12-31-17	20.86	0.41•	2.30	2.71	0.40	—	—	0.40	—	23.17	13.19	0.74	0.64	0.64	1.88	320,793	13
Voya Russell™ Mid Cap Growth Index Portfolio
Class I
06-30-22+	48.49	0.07•	(15.11)	(15.04)	—	3.78	—	3.78	—	29.67	(31.12)	0.52	0.40	0.40	0.38	15,693	28
12-31-21	44.95	0.04•	5.22	5.26	0.11	1.61	—	1.72	—	48.49	12.29	0.54	0.40	0.40	0.09	24,089	63
12-31-20	35.97	0.10	11.35	11.45	0.11	2.36	—	2.47	—	44.95	34.83	0.55	0.40	0.40	0.26	32,555	35
12-31-19	29.71	0.18•	9.69	9.87	0.29	3.32	—	3.61	—	35.97	34.87	0.54	0.40	0.40	0.52	22,121	38
12-31-18	35.21	0.27•	(1.68)	(1.41)	0.23	3.86	—	4.09	—	29.71	(5.14)	0.53	0.40	0.40	0.78	15,151	31
12-31-17	28.51	0.21•	6.78	6.99	0.29	—	—	0.29	—	35.21	24.67	0.55	0.43	0.43	0.67	17,724	26
Class S
06-30-22+	48.28	0.03•	(15.05)	(15.02)	—	3.78	—	3.78	—	29.48	(31.22)	0.77	0.65	0.65	0.13	929,970	28
12-31-21	44.76	(0.05)•	5.19	5.14	0.01	1.61	—	1.62	—	48.28	12.03	0.79	0.65	0.65	(0.11)	1,464,517	63
12-31-20	35.86	0.01	11.31	11.32	0.06	2.36	—	2.42	—	44.76	34.52	0.80	0.65	0.65	0.01	655,413	35
12-31-19	29.62	0.10•	9.65	9.75	0.19	3.32	—	3.51	—	35.86	34.53	0.79	0.65	0.65	0.31	586,966	38
12-31-18	35.11	0.19	(1.68)	(1.49)	0.14	3.86	—	4.00	—	29.62	(5.36)	0.78	0.65	0.65	0.53	244,214	31
12-31-17	28.43	0.13•	6.76	6.89	0.21	—	—	0.21	—	35.11	24.36	0.80	0.68	0.68	0.42	284,959	26
See Accompanying Notes to Financial Statements

Financial Highlights (continued)

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expenses net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Russell™ Mid Cap Growth Index Portfolio (continued)
Class S2
06-30-22+	48.10	(0.00)*•	(14.98)	(14.98)	—	3.78	—	3.78	—	29.34	(31.25)	0.92	0.80	0.80	(0.01)	1,597	28
12-31-21	44.66	(0.14)•	5.19	5.05	—	1.61	—	1.61	—	48.10	11.84	0.94	0.80	0.80	(0.30)	2,277	63
12-31-20	35.77	(0.05)	11.30	11.25	—	2.36	—	2.36	—	44.66	34.31	0.95	0.80	0.80	(0.14)	2,327	35
12-31-19	29.55	0.04	9.65	9.69	0.15	3.32	—	3.47	—	35.77	34.36	0.94	0.80	0.80	0.13	1,859	38
12-31-18	35.05	0.14	(1.68)	(1.54)	0.10	3.86	—	3.96	—	29.55	(5.54)	0.93	0.80	0.80	0.39	1,462	31
12-31-17	28.39	0.08•	6.76	6.84	0.18	—	—	0.18	—	35.05	24.19	0.95	0.83	0.83	0.27	1,726	26
Voya Russell™ Mid Cap Index Portfolio
Class ADV
06-30-22+	13.70	0.03•	(2.99)	(2.96)	0.06	0.99	—	1.05	—	9.69	(21.93)	1.02	0.90	0.90	0.54	167,036	12
12-31-21	12.59	0.05•	2.51	2.56	0.09	1.36	—	1.45	—	13.70	21.60	1.02	0.90	0.90	0.39	219,999	33
12-31-20	13.08	0.09	1.24	1.33	0.12	1.70	—	1.82	—	12.59	16.01	1.05	0.90	0.90	0.81	188,952	16
12-31-19	12.51	0.10	3.23	3.33	0.16	2.60	—	2.76	—	13.08	29.32	0.95	0.90	0.90	0.86	189,561	8
12-31-18	15.79	0.12	(1.45)	(1.33)	0.15	1.80	—	1.95	—	12.51	(9.80)(a)	0.95	0.91	0.91	0.81(b)	152,323	11
12-31-17	14.63	0.12	2.29	2.41	0.17	1.08	—	1.25	—	15.79	17.39	0.94	0.93	0.93	0.81	181,784	9
Class I
06-30-22+	14.50	0.06•	(3.16)	(3.10)	0.13	0.99	—	1.12	—	10.28	(21.73)	0.52	0.40	0.40	1.03	603,970	12
12-31-21	13.24	0.13•	2.63	2.76	0.14	1.36	—	1.50	—	14.50	22.17	0.52	0.40	0.40	0.89	857,792	33
12-31-20	13.65	0.16	1.31	1.47	0.18	1.70	—	1.88	—	13.24	16.67	0.55	0.40	0.40	1.31	726,726	16
12-31-19	12.96	0.18•	3.34	3.52	0.23	2.60	—	2.83	—	13.65	29.95	0.45	0.40	0.40	1.35	754,716	8
12-31-18	16.28	0.20•	(1.49)	(1.29)	0.23	1.80	—	2.03	—	12.96	(9.31)(a)	0.45	0.41	0.41	1.28(b)	765,511	11
12-31-17	15.04	0.20•	2.36	2.56	0.24	1.08	—	1.32	—	16.28	17.97	0.44	0.43	0.43	1.28	1,191,269	9
Class P2
06-30-22+	14.73	0.08•	(3.22)	(3.14)	0.14	0.99	—	1.13	—	10.46	(21.65)	0.45	0.15	0.15	1.30	257,180	12
12-31-21	13.41	0.16•	2.67	2.83	0.15	1.36	—	1.51	—	14.73	22.46	0.44	0.15	0.15	1.14	306,920	33
12-31-20	13.77	0.18•	1.34	1.52	0.18	1.70	—	1.88	—	13.41	16.91	0.45	0.15	0.15	1.56	226,685	16
12-31-19	13.01	0.21•	3.38	3.59	0.23	2.60	—	2.83	—	13.77	30.43	0.45	0.15	0.15	1.58	183,282	8
12-31-18	16.31	0.24•	(1.51)	(1.27)	0.23	1.80	—	2.03	—	13.01	(9.15)(a)	0.45	0.16	0.16	1.55(b)	180,790	11
05-03-17(5) - 12-31-17	15.87	0.17•	1.59	1.76	0.24	1.08	—	1.32	—	16.31	12.01	0.44	0.15	0.15	1.68	228,215	9
Class S
06-30-22+	14.22	0.05•	(3.10)	(3.05)	0.09	0.99	—	1.08	—	10.09	(21.80)	0.77	0.65	0.65	0.78	182,735	12
12-31-21	13.02	0.09•	2.58	2.67	0.11	1.36	—	1.47	—	14.22	21.80	0.77	0.65	0.65	0.64	254,761	33
12-31-20	13.45	0.15	1.27	1.42	0.15	1.70	—	1.85	—	13.02	16.32	0.80	0.65	0.65	1.06	240,792	16
12-31-19	12.79	0.16	3.29	3.45	0.19	2.60	—	2.79	—	13.45	29.74	0.70	0.65	0.65	1.10	275,980	8
12-31-18	16.09	0.16•	(1.48)	(1.32)	0.18	1.80	—	1.98	—	12.79	(9.57)(a)	0.70	0.66	0.66	1.06(b)	250,242	11
12-31-17	14.88	0.16•	2.33	2.49	0.20	1.08	—	1.28	—	16.09	17.67	0.69	0.68	0.68	1.05	321,478	9
See Accompanying Notes to Financial Statements

Financial Highlights (continued)

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expenses net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Russell™ Mid Cap Index Portfolio (continued)
Class S2
06-30-22+	13.90	0.04•	(3.04)	(3.00)	0.06	0.99	—	1.05	—	9.85	(21.88)	0.92	0.80	0.80	0.63	7,259	12
12-31-21	12.74	0.06•	2.54	2.60	0.08	1.36	—	1.44	—	13.90	21.68	0.92	0.80	0.80	0.48	10,244	33
12-31-20	13.21	0.13	1.23	1.36	0.13	1.70	—	1.83	—	12.74	16.11	0.95	0.80	0.80	0.91	12,343	16
12-31-19	12.60	0.12	3.26	3.38	0.17	2.60	—	2.77	—	13.21	29.56	0.85	0.80	0.80	0.96	14,835	8
12-31-18	15.89	0.13•	(1.46)	(1.33)	0.16	1.80	—	1.96	—	12.60	(9.75)(a)	0.85	0.81	0.81	0.91(b)	12,327	11
12-31-17	14.71	0.15	2.28	2.43	0.17	1.08	—	1.25	—	15.89	17.47	0.84	0.83	0.83	0.91	16,303	9
Voya Russell™ Small Cap Index Portfolio
Class ADV
06-30-22+	16.95	0.02•	(4.03)	(4.01)	0.04	1.26	—	1.30	—	11.64	(23.77)	1.05	0.95	0.95	0.23	98,523	11
12-31-21	14.94	0.02•	2.04	2.06	0.05	—	—	0.05	—	16.95	13.81	1.04	0.95	0.95	0.14	131,976	36
12-31-20	13.75	0.06	2.04	2.10	0.08	0.83	—	0.91	—	14.94	18.93	1.05	0.95	0.95	0.46	113,940	41
12-31-19	12.53	0.07	2.84	2.91	0.09	1.60	—	1.69	—	13.75	24.57	0.98	0.95	0.95	0.54	111,010	22
12-31-18	15.15	0.06	(1.67)	(1.61)	0.10	0.91	—	1.01	—	12.53	(11.68)(c)	0.96	0.96	0.96	0.41(d)	97,210	17
12-31-17	14.48	0.08•	1.78	1.86	0.11	1.08	—	1.19	—	15.15	13.65	0.96	0.95	0.95	0.53	110,992	18
Class I
06-30-22+	17.69	0.06•	(4.21)	(4.15)	0.13	1.26	—	1.39	—	12.15	(23.59)	0.55	0.45	0.45	0.74	217,629	11
12-31-21	15.57	0.11•	2.12	2.23	0.11	—	—	0.11	—	17.69	14.34	0.54	0.45	0.45	0.64	274,932	36
12-31-20	14.30	0.13	2.12	2.25	0.15	0.83	—	0.98	—	15.57	19.56	0.55	0.45	0.45	0.97	252,530	41
12-31-19	12.98	0.14•	2.95	3.09	0.17	1.60	—	1.77	—	14.30	25.17	0.48	0.45	0.45	1.04	390,842	22
12-31-18	15.66	0.14•	(1.74)	(1.60)	0.17	0.91	—	1.08	—	12.98	(11.27)(c)	0.46	0.46	0.46	0.90(d)	386,854	17
12-31-17	14.91	0.15•	1.85	2.00	0.17	1.08	—	1.25	—	15.66	14.27	0.46	0.45	0.45	1.03	463,391	18
Class P2
06-30-22+	17.92	0.08•	(4.27)	(4.19)	0.14	1.26	—	1.40	—	12.33	(23.49)	0.47	0.15	0.15	1.05	296,689	11
12-31-21	15.73	0.17•	2.14	2.31	0.12	—	—	0.12	—	17.92	14.73	0.46	0.15	0.15	0.97	340,433	36
12-31-20	14.44	0.19•	2.08	2.27	0.15	0.83	—	0.98	—	15.73	19.49	0.47	0.15	0.15	1.42	289,711	41
12-31-19	13.06	0.19•	2.96	3.15	0.17	1.60	—	1.77	—	14.44	25.49	0.48	0.15	0.15	1.36	117,341	22
12-31-18	15.70	0.19•	(1.75)	(1.56)	0.17	0.91	—	1.08	—	13.06	(10.98)(c)	0.46	0.16	0.16	1.18(d)	79,563	17
05-03-17(5) - 12-31-17	15.34	0.14•	1.47	1.61	0.17	1.08	—	1.25	—	15.70	11.34	0.46	0.15	0.15	1.38	125,069	18
Class S
06-30-22+	17.47	0.04•	(4.16)	(4.12)	0.07	1.26	—	1.33	—	12.02	(23.68)	0.80	0.70	0.70	0.48	280,750	11
12-31-21	15.39	0.07•	2.09	2.16	0.08	—	—	0.08	—	17.47	14.04	0.79	0.70	0.70	0.37	398,676	36
12-31-20	14.15	0.10	2.10	2.20	0.13	0.83	—	0.96	—	15.39	19.34	0.80	0.70	0.70	0.71	420,955	41
12-31-19	12.86	0.11•	2.90	3.01	0.12	1.60	—	1.72	—	14.15	24.77	0.73	0.70	0.70	0.84	429,300	22
12-31-18	15.51	0.10•	(1.71)	(1.61)	0.13	0.91	—	1.04	—	12.86	(11.43)(c)	0.71	0.71	0.71	0.65(d)	191,769	17
12-31-17	14.78	0.11•	1.83	1.94	0.13	1.08	—	1.21	—	15.51	13.97	0.71	0.70	0.70	0.76	242,692	18
See Accompanying Notes to Financial Statements

Financial Highlights (continued)

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expenses net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Russell™ Small Cap Index Portfolio (continued)
Class S2
06-30-22+	17.11	0.02•	(4.06)	(4.04)	0.05	1.26	—	1.31	—	11.76	(23.74)	0.95	0.85	0.85	0.33	4,803	11
12-31-21	15.07	0.04•	2.06	2.10	0.06	—	—	0.06	—	17.11	13.95	0.94	0.85	0.85	0.23	6,614	36
12-31-20	13.86	0.09	2.04	2.13	0.09	0.83	—	0.92	—	15.07	19.03	0.95	0.85	0.85	0.56	6,495	41
12-31-19	12.62	0.09	2.86	2.95	0.11	1.60	—	1.71	—	13.86	24.70	0.88	0.85	0.85	0.64	7,379	22
12-31-18	15.24	0.09	(1.70)	(1.61)	0.10	0.91	—	1.01	—	12.62	(11.60)(c)	0.86	0.86	0.86	0.51(d)	6,975	17
12-31-17	14.55	0.09•	1.79	1.88	0.11	1.08	—	1.19	—	15.24	13.76	0.86	0.85	0.85	0.61	8,365	18
Voya U.S. Bond Index Portfolio
Class ADV
06-30-22+	10.71	0.08•	(1.21)	(1.13)	0.06	—	—	0.06	—	9.52	(10.55)	0.88	0.86	0.86	1.57	21,650	249
12-31-21	11.27	0.10•	(0.35)	(0.25)	0.12	0.19	—	0.30	—	10.71	(2.29)	0.89	0.88	0.88	0.91	25,037	488
12-31-20	10.85	0.13	0.59	0.72	0.23	0.07	—	0.30	—	11.27	6.69	0.88	0.88	0.88	1.23	30,573	377
12-31-19	10.27	0.21	0.58	0.79	0.21	—	—	0.21	—	10.85	7.69	0.88	0.88	0.88	1.97	26,983	222
12-31-18	10.55	0.20	(0.29)	(0.09)	0.19	—	—	0.19	—	10.27	(0.84)	0.91	0.90	0.90	1.93	27,118	234
12-31-17	10.49	0.18	0.10	0.28	0.19	0.03	—	0.22	—	10.55	2.68	0.91	0.90	0.90	1.67	31,475	155
Class I
06-30-22+	10.75	0.10•	(1.20)	(1.10)	0.09	—	—	0.09	—	9.56	(10.28)	0.38	0.36	0.36	2.07	1,398,369	249
12-31-21	11.32	0.15•	(0.36)	(0.21)	0.17	0.19	—	0.36	—	10.75	(1.87)	0.39	0.38	0.38	1.42	1,682,328	488
12-31-20	10.90	0.20	0.58	0.78	0.29	0.07	—	0.36	—	11.32	7.20	0.38	0.38	0.38	1.73	1,811,026	377
12-31-19	10.31	0.27•	0.58	0.85	0.26	—	—	0.26	—	10.90	8.30	0.38	0.38	0.38	2.48	1,808,834	222
12-31-18	10.59	0.25	(0.29)	(0.04)	0.24	—	—	0.24	—	10.31	(0.33)	0.41	0.40	0.40	2.44	2,146,798	234
12-31-17	10.53	0.24	0.10	0.34	0.25	0.03	—	0.28	—	10.59	3.19	0.41	0.40	0.40	2.17	2,424,885	155
Class P2
06-30-22+	10.75	0.11•	(1.20)	(1.09)	0.10	—	—	0.10	—	9.56	(10.17)	0.37	0.15	0.15	2.29	1,320,115	249
12-31-21	11.32	0.18•	(0.36)	(0.18)	0.20	0.19	—	0.39	—	10.75	(1.62)	0.38	0.15	0.15	1.64	1,413,117	488
12-31-20	10.90	0.22	0.59	0.81	0.32	0.07	—	0.39	—	11.32	7.47	0.38	0.15	0.15	1.94	1,379,657	377
12-31-19	10.31	0.28	0.60	0.88	0.29	—	—	0.29	—	10.90	8.57	0.38	0.15	0.15	2.70	1,112,415	222
12-31-18	10.59	0.27	(0.28)	(0.01)	0.27	—	—	0.27	—	10.31	(0.08)	0.41	0.15	0.15	2.70	856,890	234
05-03-17(5) - 12-31-17	10.60	0.17•	0.03	0.20	0.18	0.03	—	0.21	—	10.59	1.89	0.41	0.15	0.15	2.34	731,605	155
Class S
06-30-22+	10.72	0.09•	(1.20)	(1.11)	0.08	—	—	0.08	—	9.53	(10.43)	0.63	0.61	0.61	1.82	145,653	249
12-31-21	11.29	0.13•	(0.37)	(0.24)	0.14	0.19	—	0.33	—	10.72	(2.13)	0.64	0.63	0.63	1.16	174,357	488
12-31-20	10.86	0.16	0.60	0.76	0.26	0.07	—	0.33	—	11.29	7.05	0.63	0.63	0.63	1.47	205,870	377
12-31-19	10.28	0.24	0.57	0.81	0.23	—	—	0.23	—	10.86	7.95	0.63	0.63	0.63	2.22	177,236	222
12-31-18	10.56	0.23	(0.29)	(0.06)	0.22	—	—	0.22	—	10.28	(0.58)	0.66	0.65	0.65	2.18	170,552	234
12-31-17	10.50	0.21	0.10	0.31	0.22	0.03	—	0.25	—	10.56	2.94	0.66	0.65	0.65	1.92	190,071	155
See Accompanying Notes to Financial Statements

Financial Highlights (continued)

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expenses net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya U.S. Bond Index Portfolio (continued)
Class S2
06-30-22+	10.72	0.08•	(1.19)	(1.11)	0.07	—	—	0.07	—	9.54	(10.40)	0.78	0.76	0.76	1.62	787	249
12-31-21	11.29	0.11•	(0.36)	(0.25)	0.13	0.19	—	0.31	—	10.72	(2.27)	0.79	0.78	0.78	1.02	1,356	488
12-31-20	10.87	0.15•	0.58	0.73	0.24	0.07	—	0.31	—	11.29	6.79	0.78	0.78	0.78	1.33	1,370	377
12-31-19	10.28	0.21	0.60	0.81	0.22	—	—	0.22	—	10.87	7.89	0.78	0.78	0.78	2.07	1,462	222
12-31-18	10.56	0.21•	(0.29)	(0.08)	0.20	—	—	0.20	—	10.28	(0.73)	0.81	0.80	0.80	2.03	1,146	234
12-31-17	10.50	0.19	0.10	0.29	0.20	0.03	—	0.23	—	10.56	2.78	0.81	0.80	0.80	1.77	2,449	155

(1)
Total return is calculated assuming reinvestment of all dividends, capital gain distributions and return of capital distributions, if any, at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(2)
Annualized for periods less than one year.

(3)
Ratios reflect operating expenses of a Portfolio. Expenses before reductions/additions do not reflect amounts reimbursed or recouped by the Investment Adviser and/or Distributor or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by a Portfolio during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the Investment Adviser and/or Distributor or recoupment of previously reimbursed fees by the Investment Adviser, but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions/additions represent the net expenses paid by a Portfolio. Net investment income (loss) is net of all such additions or reductions.

(4)
Ratios do not include fees and expenses charged under the variable annuity contract or variable life insurance policy.

(5)
Commencement of operations.

(a)
Excluding amounts related to a securities lending settlement recorded in the year ended December 31, 2018, total return for Voya Russell™ Mid Cap Index Portfolio would have been (9.81)%, (9.32)%, (9.16)%, (9.58)% and (9.76)% for Classes ADV, I, P2, S and S2, respectively.

(b)
Excluding amounts related to a securities lending settlement recorded in the year ended December 31, 2018, the net investment income ratios for Voya Russell™ Mid Cap Index Portfolio would have been 0.80%, 1.27%, 1.54%, 1.05% and 0.90% for Class ADV, I, P2, S and S2, respectively.

(c)
Excluding amounts related to a securities lending settlement recorded in the year ended December 31, 2018, total return for Voya Russell™ Small Cap Index Portfolio would have been (11.72)%, (11.31)%, (11.02)%, (11.47)% and (11.64)% for Classes ADV, I, P2, S and S2, respectively.

(d)
Excluding amounts related to a securities lending settlement recorded in the year ended December 31, 2018, the net investment income ratios for Voya RusseII™ Small Cap Index Portfolio would have been 0.37%, 0.86%, 1.14%, 0.61% and 0.47% for Classes ADV, I, P2, S and S2, respectively.

+
Unaudited.

•
Calculated using average number of shares outstanding throughout the year or period.

*
Amount is less than $0.005 or 0.005% or more than $(0.005) or (0.005)%.

See Accompanying Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS as of June 30, 2022 (Unaudited)

NOTE 1 — ORGANIZATION
Voya Variable Portfolios, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (“1940 Act” or “Act”), as an open-end management investment company. The Company was incorporated under the laws of Maryland on June 4, 1996. There are fourteen active separate investment series that comprise the Company. The nine series (each, a “Portfolio” and collectively, the “Portfolios”) that are in this report are: Voya Emerging Markets Index Portfolio (“Emerging Markets Index”), Voya International Index Portfolio (“International Index”), Voya Russell™ Large Cap Growth Index Portfolio (“Russell™ Large Cap Growth Index”), Voya Russell™ Large Cap Index Portfolio (“Russell™ Large Cap Index”), Voya Russell™ Large Cap Value Index Portfolio (“Russell™ Large Cap Value Index”), Voya Russell™ Mid Cap Growth Index Portfolio (“Russell™ Mid Cap Growth Index”), Voya Russell™ Mid Cap Index Portfolio (“Russell™ Mid Cap Index”), Voya Russell™ Small Cap Index Portfolio (“Russell™ Small Cap Index”), and Voya U.S. Bond Index Portfolio (“U.S. Bond Index”). All of the Portfolios are diversified. However, in seeking to track the performance of an index, a Portfolio may become non-diversified as a result of a change in relative market capitalizations or index weightings of one or more components of an index. As a result, whether at any time a Portfolio will be considered diversified or non-diversified will depend largely on the make-up of an index at the time. The investment objective of the Portfolios is described in the respective Portfolio’s Prospectus.
The classes of shares included in this report are: Adviser (“Class ADV”), Class I, Class P2, Class S, and Service 2 (“Class S2”); however, each Portfolio may not offer all share classes. With the exception of class specific matters, each class has equal voting rights as to voting privileges. For class specific proposals, only the applicable class would have voting privileges.The classes differ principally in the applicable distribution and shareholder service fees, as well as differences in the amount of waiver of fees and reimbursement of expenses, if any. Generally, shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders are allocated the common expenses of a portfolio and earn income and realized gains/losses from a portfolio pro rata based on the daily ending net assets of each class, without distinction between share classes. Expenses that are specific to a portfolio or a class are charged directly to that portfolio or class. Other operating expenses shared by several portfolios are generally allocated among those portfolios based on average net assets. Distributions are determined separately for each class based on income and expenses allocated to each class. Realized gain distributions are allocated to each class pro rata based on the shares outstanding of each class on the date of distribution. Differences in per share dividend rates generally result from differences in separate class expenses, including distribution and shareholder service fees, if any, as well as differences in the amount of waiver of fees and reimbursement of expenses between the separate classes, if any.
Voya Investments, LLC (“Voya Investments” or the “Investment Adviser”), an Arizona limited liability company, serves as the Investment Adviser to the Portfolios. Voya Investment Management Co. LLC (“Voya IM” or the “Sub-Adviser”), a Delaware limited liability company, serves as the Sub-Adviser to the Portfolios. Voya Investments Distributor, LLC (“VID” or the “Distributor”), a Delaware limited liability company, serves as the principal underwriter to the Portfolios.
NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies are consistently followed by the Portfolios in the preparation of their financial statements. Each Portfolio is considered an investment company under the U.S. generally accepted accounting principles (“GAAP”) and follows the accounting and reporting guidance applicable to investment companies.
A. Security Valuation. Each Portfolio is open for business every day the New York Stock Exchange (“NYSE”) opens for regular trading (each such day, a “Business Day”). The net asset value (“NAV”) per share for each class of each Portfolio is determined each Business Day as of the close of the regular trading session (“Market Close”), as determined by the Consolidated Tape Association (“CTA”), the central distributor of transaction prices for exchange-traded securities (normally 4:00 p.m. Eastern time unless otherwise designated by the CTA). The data reflected on the consolidated tape provided by the CTA is generated by various market centers, including all securities exchanges, electronic communications networks, and third-market broker-dealers. The NAV per share of each class of each Portfolio is calculated by taking the value of the Portfolio’s assets attributable to that class, subtracting the Portfolio’s liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding. On days when a Portfolio is closed for business, Portfolio shares will not be priced and a Portfolio does not transact purchase and redemption orders. To the extent a Portfolio’s assets are traded in other markets on days when a Portfolio does not price its shares, the value of a Portfolio’s assets will likely change and you will not be able to purchase or redeem shares of a Portfolio.

NOTES TO FINANCIAL STATEMENTS as of June 30, 2022 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

Assets for which market quotations are readily available are valued at market value. A security listed or traded on an exchange is valued at its last sales price or official closing price as of the close of the regular trading session on the exchange where the security is principally traded or, if such price is not available, at the last sale price as of the Market Close for such security provided by the CTA. Bank loans are valued at the average of the averages of the bid and ask prices provided to an independent loan pricing service by brokers. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Investments in open-end registered investment companies that do not trade on an exchange are valued at the end of day NAV per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the regular trading session on the exchange where the security is principally traded.
When a market quotation is not readily available or is deemed unreliable, each Portfolio will determine a fair value for the relevant asset in accordance with procedures adopted by the Portfolios’ Board of Directors (“Board”). Such procedures provide, for example, that: (a) Exchange-traded securities are valued at the mean of the closing bid and ask; (b) Debt obligations are valued using an evaluated price provided by an independent pricing service. Evaluated prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect factors such as institution-size trading in similar groups of securities, developments related to specific securities, benchmark yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data; (c) Securities traded in the over-the-counter (“OTC”) market are valued based on prices provided by independent pricing services or market makers; (d) Options not listed on an exchange are valued by an independent source using an industry accepted model, such as Black-Scholes; (e) Centrally cleared swap agreements are valued using a price provided by an independent pricing service; (f) OTC swap agreements are valued using a price provided by an independent pricing service; (g) Forward foreign currency exchange contracts are valued utilizing current and forward rates obtained from an independent pricing service. Such prices from the third party pricing service are for specific settlement periods and each Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent period reported by the independent pricing service; and (h) Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by brokers.
The prospectuses of the open-end registered investment companies in which each Portfolio may invest explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.
Foreign securities’ (including forward foreign currency exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of Market Close. If market quotations are available and believed to be reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before Market Close, closing market quotations may become unreliable. An independent pricing service determines the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of Market Close. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be valued by the independent pricing service using pricing models designed to estimate likely changes in the values of those securities between the times in which the trading in those securities is substantially completed and Market Close. Multiple factors may be considered by the independent pricing service in determining the value of such securities and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures.
All other assets for which market quotations are not readily available or became unreliable (or if the above fair valuation methods are unavailable or determined to be unreliable) are valued at fair value as determined in good faith by or under the supervision of the Board following procedures approved by the Board. The Board has delegated to the Investment Adviser responsibility for overseeing the implementation of the Portfolios’ valuation procedures; a “Pricing Committee” comprised of employees of the Investment Adviser or its affiliates has responsibility for applying the fair valuation methods set forth in the procedures and, if a fair valuation cannot be determined pursuant to the fair valuation methods, determining the fair value of assets held by the Portfolios. Issuer specific events, transaction price, position size, nature and duration of restrictions on disposition of the security, market trends, bid/ask quotes of brokers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value. Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions,

NOTES TO FINANCIAL STATEMENTS as of June 30, 2022 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of fair valuation, the values used to determine each Portfolio’s NAV may materially differ from the value received upon actual sale of those investments. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders’ investments in each Portfolio. Each Portfolio’s fair value policies and procedures and valuation practices may be subject to change as a result of new Rule 2a-5 under the 1940 Act.
Each investment asset or liability of the Portfolios is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities as classified as “Level 1,” inputs other than quoted prices for an asset or liability that are observable are classified as “Level 2” and significant unobservable inputs, including the Sub-Adviser’s or Pricing Committee’s judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Short-term securities of sufficient credit quality are generally considered to be Level 2 securities under applicable accounting rules. A table summarizing the Portfolios’ investments under these levels of classification is included following the Portfolio of Investments.
GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. A reconciliation of Level 3 investments is presented only when a Portfolio has a significant amount of Level 3 investments.
B. Securities Transactions and Revenue Recognition. Securities transactions are accounted for on the trade date. Realized gains and losses are reported on the basis of identified cost of securities sold. Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date, or for certain foreign securities, when the information becomes available to the Portfolios. Premium amortization and discount accretion are determined by the effective yield method.
C. Foreign Currency Translation. The books and records of the Portfolios are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:
(1)
Market value of investment securities, other assets and liabilities — at the exchange rates prevailing at Market Close.

(2)
Purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets and the market values are presented at the foreign exchange rates at Market Close, the Portfolios do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments. For securities, which are subject to foreign withholding tax upon disposition, liabilities are recorded on the Statements of Assets and Liabilities for the estimated tax withholding based on the securities’ current market value. Upon disposition, realized gains or losses on such securities are recorded net of foreign withholding tax.
Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding tax reclaims recorded on a Portfolio’s books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities, resulting from changes in the exchange rate. Foreign security and currency transactions may involve certain considerations and risks not typically associated with investing in U.S. companies and U.S. government securities. These risks include, but are not limited to, revaluation of currencies and future adverse political and economic developments, which could cause securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. government securities. The foregoing risks are even greater with respect to securities of issuers in emerging markets.
D. Distributions to Shareholders. The Portfolios record distributions to their shareholders on the ex-dividend date. All Portfolios (except U.S. Bond Index) declare and pay dividends annually. U.S. Bond Index declares dividends daily and pays dividends, if any, monthly. The Portfolios distribute capital gains distributions, if any, annually. The Portfolios may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. The characteristics of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP for investment companies.

NOTES TO FINANCIAL STATEMENTS as of June 30, 2022 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

E. Federal Income Taxes. It is the policy of each Portfolio to comply with the requirements of subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized capital gains to its shareholders. Therefore, a federal income tax or excise tax provision is not required. Management has considered the sustainability of the Portfolios’ tax positions taken on federal income tax returns for all open tax years in making this determination. No capital gain distributions shall be made until the capital loss carryforwards have been fully utilized.
The Portfolios may utilize equalization accounting for tax purposes, whereby a portion of redemption payments are treated as distributions of income or gain.
F. Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
G. Risk Exposures and the Use of Derivative Instruments. Each Portfolio’s investment strategies permit it to enter into various types of derivatives contracts, including, but not limited to, futures contracts, forward foreign currency exchange contracts, credit default swaps, interest rate swaps, total return swaps, and purchased and written options. In doing so, the Portfolio will employ strategies in differing combinations to permit it to increase or decrease the level of risk, or change the level or types of exposure to risk factors. This may allow the Portfolio to pursue its objectives more quickly and efficiently than if it were to make direct purchases or sales of securities capable of affecting a similar response to market or credit factors.
In pursuit of its investment objectives, a Portfolio may seek to increase or decrease its exposure to the following market or credit risk factors:
Credit Risk. The price of a bond or other debt instrument is likely to fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay its financial obligations altogether.
Equity Risk. Stock prices may be volatile or have reduced liquidity in response to real or perceived impacts of factors including, but not limited to, economic conditions, changes in market interest rates, and political events. Stock markets tend to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. Additionally, legislative, regulatory or tax policies or developments in these areas may adversely impact the investment techniques available to a manager, add to costs and impair the ability of a Portfolio to achieve its investment objectives.
Foreign Exchange Rate Risk. To the extent that a Portfolio invests directly in foreign (non-U.S.) currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those foreign (non-U.S.) currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged by a Portfolio through foreign currency exchange transactions.
Currency rates may fluctuate significantly over short periods of time. Currency rates may be affected by changes in market interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, by the imposition of currency controls, or other political or economic developments in the United States or abroad.
Interest Rate Risk. With bonds and other fixed rate debt instruments, a rise in market interest rates generally causes values to fall; conversely, values generally rise as market interest rates fall. The higher the credit quality of the instrument, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk. In the case of inverse securities, the interest rate paid by the securities is a floating rate, which generally will decrease when the market rate of interest to which the inverse security is indexed increases and will increase when the market rate of interest to which the inverse security is indexed decreases. As of the date of this report, the United States experiences a low interest rate environment, which may increase a Portfolio’s exposure to risks associated with rising market interest rates. Rising market interest rates could have unpredictable effects on the markets and may expose fixed-income and related markets to heightened volatility. For a fund that invests in fixed-income securities, an increase in market interest rates may lead to increased redemptions and increased portfolio turnover, which could reduce liquidity for certain investments, adversely affect values, and increase costs. If

NOTES TO FINANCIAL STATEMENTS as of June 30, 2022 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

dealer capacity in fixed-income markets is insufficient for market conditions, it may further inhibit liquidity and increase volatility in the fixed-income markets. Further, recent and potential changes in government policy may affect interest rates.
Risks of Investing in Derivatives. Each Portfolio’s use of derivatives can result in losses due to unanticipated changes in the market or credit risk factors and the overall market. In instances where a Portfolio is using derivatives to decrease, or hedge, exposures to market or credit risk factors for securities held by a Portfolio, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.
Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in market interest rates and liquidity and volatility risk. The amounts required to purchase certain derivatives may be small relative to the magnitude of exposure assumed by a Portfolio. Therefore, the purchase of certain derivatives may have an economic leveraging effect on a Portfolio and exaggerate any increase or decrease in the NAV. Derivatives may not perform as expected, so a Portfolio may not realize the intended benefits. When used for hedging purposes, the change in value of a derivative may not correlate as expected with the currency, security or other risk being hedged. When used as an alternative or substitute for direct cash investments, the return provided by the derivative may not provide the same return as direct cash investment. In addition, given their complexity, derivatives expose a Portfolio to the risk of improper valuation.
Generally, derivatives are sophisticated financial instruments whose performance is derived, at least in part, from the performance of an underlying asset or assets. Derivatives include, among other things, swap agreements, options, forwards and futures. Investments in derivatives are generally negotiated OTC with a single counterparty and as a result are subject to credit risks related to the counterparty’s ability or willingness to perform its obligations; any deterioration in the counterparty’s creditworthiness could adversely affect the value of the derivative. In addition, derivatives and their underlying securities may experience periods of illiquidity which could cause a Portfolio to hold a security it might otherwise sell, or to sell a security it otherwise might hold at inopportune times or at an unanticipated price. A manager might imperfectly judge the direction of the market. For instance, if a derivative is used as a hedge to offset investment risk in another security, the hedge might not correlate to the market’s movements and may have unexpected or undesired results such as a loss or a reduction in gains.
Counterparty Credit Risk and Credit Related Contingent Features. Certain derivative positions are subject to counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to a Portfolio. Each Portfolio’s derivative counterparties are financial institutions who are subject to market conditions that may weaken their financial position. A Portfolio intends to enter into financial transactions with counterparties that they believe to be creditworthy at the time of the transaction. To reduce this risk, a Portfolio has entered into master netting arrangements, established within each Portfolio’s International Swap and Derivatives Association, Inc. Master Agreements (“Master Agreements”). These Master Agreements are with select counterparties and they govern transactions, including certain OTC derivative and forward foreign currency contracts, entered into by a Portfolio and the counterparty. The Master Agreements maintain provisions for general obligations, representations, agreements, collateral, and events of default or termination. The occurrence of a specified event of termination may give a counterparty the right to terminate all of its contracts and affect settlement of all outstanding transactions under the applicable Master Agreement.
A Portfolio may also enter into collateral agreements with certain counterparties to further mitigate counterparty credit risk on OTC derivative and forward foreign currency contracts. Subject to established minimum levels, collateral is generally determined based on the net aggregate unrealized gain or loss on contracts with a certain counterparty. Collateral pledged to or from a Portfolio is held in a segregated account by a third-party agent and can be in the form of cash or debt securities issued by the U.S. government or related agencies.
As of June 30, 2022, the maximum amount of loss that Emerging Markets Index would incur if its counterparties failed to perform would be $4,853 which represents the gross payments to be received on open forward foreign currency contracts were they to be unwound as of June 30, 2022. At June 30, 2022, the Portfolio did not receive cash collateral for open OTC derivatives.
Each Portfolio has credit related contingent features that if triggered would allow its derivative counterparties to close out and demand payment or additional collateral to cover their exposure from a Portfolio. Credit related contingent features are established between each Portfolio and their derivatives counterparties to reduce the risk that a Portfolio will not fulfill its payment obligations to its counterparties. These triggering features include, but are not limited to,

NOTES TO FINANCIAL STATEMENTS as of June 30, 2022 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

a percentage decrease in a Portfolio’s net assets and/or a percentage decrease in a Portfolio’s NAV, which could cause a Portfolio to accelerate payment of any net liability owed to the counterparty. The contingent features are established within each Portfolio’s Master Agreements.
As of June 30, 2022, International Index had a liability position of $81 on open forward foreign currency contracts with credit related contingent features. If a contingent feature would have been triggered as of June 30, 2022 the Portfolio could have been required to pay this amount in cash to its counterparty. As of June 30, 2022 there was no collateral posted by International Index for its open OTC derivative instruments.
H. Forward Foreign Currency Contracts. Certain Portfolios may enter into forward foreign currency contracts primarily to hedge against foreign currency exchange rate risks on their non-U.S. dollar denominated investment securities. When entering into a forward foreign currency contract, a Portfolio agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed future date. These contracts are valued daily and a Portfolio’s net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date, is included in the Statements of Assets and Liabilities. Realized and unrealized gains and losses are included in the Statements of Operations. These instruments involve market and/ or credit risk in excess of the amount recognized in the Statements of Assets and Liabilities. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movement in currency and securities values and interest rates. Open forward foreign currency contracts are presented following the respective Portfolio of Investments.
For the period ended June 30, 2022, certain Portfolios have entered into forward foreign currency contracts with the obligation to buy and sell specified foreign currencies in the future at a currently negotiated forward rate in order to increase or decrease exposure to foreign exchange rate risk. The Portfolios use forward foreign currency contracts to enhance potential gain, hedge against anticipated currency exchange rates, gain exposure to foreign currencies and to maintain diversity and liquidity of the portfolio.
During the period ended June 30, 2022, Emerging Markets Index had average contract amounts on forward foreign currency contracts to buy and sell of $692,797 and $15,414,464, respectively. International Index had average contract amounts on forward foreign currency contracts to buy of $1,436,336. Please refer to the tables within the respective Portfolio of Investments for open forward foreign currency contracts as of June 30, 2022.
I. Futures Contracts. Each Portfolio may enter into futures contracts involving foreign currency, interest rates, securities and security indices. A futures contract is a commitment to buy or sell a specific amount of a financial instrument at a negotiated price on a stipulated future date. Each Portfolio may buy and sell futures contracts. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Portfolios assets are valued.
Upon entering into a futures contract, each Portfolio is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Portfolio each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses and, if any, shown as variation margin receivable or payable on futures contracts on the Statement of Assets and Liabilities. Open futures contracts are reported on a table following each Portfolio of Investments. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are footnoted in the Portfolio of Investments. Cash collateral held by the broker to cover initial margin requirements on open futures contracts are noted in each Portfolio’s Statement of Assets and Liabilities. The net change in unrealized appreciation and depreciation is reported in each Portfolio’s Statement of Operations. Realized gains (losses) are reported in each Portfolio’s Statement of Operations at the closing or expiration of futures contracts.
Futures contracts are exposed to the market risk factor of the underlying financial instrument. During the period ended June 30, 2022, with the exception of U.S. Bond Index, the below Portfolios had purchased futures contracts on various equity indices to “equitize” cash. Futures contracts are purchased to provide immediate market exposure proportionate to the size of the Portfolio’s respective cash flows and residual cash balances in order to decrease potential tracking error if the cash remained uninvested in the market. U.S. Bond Index purchased and sold futures contracts as part of its duration strategy. Additional associated risks of entering into futures contracts include the possibility that there may be an illiquid market where the Portfolios are unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract

NOTES TO FINANCIAL STATEMENTS as of June 30, 2022 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

will correlate imperfectly with the prices of the Portfolios’ securities. With futures, there is minimal counterparty credit risk to the Portfolios since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.
During the period ended June 30, 2022, the Portfolios had average notional values on futures contracts purchased and sold as disclosed below.
	Purchased	Sold
Emerging Markets Index	$12,668,672	$—
International Index	35,149,920	—
Russell™ Large Cap Growth Index	3,788,750	—
Russell™ Large Cap Index	7,101,650	—
Russell™ Large Cap Value Index	4,858,700	—
Russell™ Mid Cap Growth Index	3,401,730	—
Russell™ Mid Cap Index	5,371,740	—
Russell™ Small Cap Index	25,902,427	—
U.S. Bond Index	9,515,771	71,788,875
Please refer to the tables within each respective Portfolio of Investments for open futures contracts as of June 30, 2022.
J. Swap Agreements. The Portfolios may enter into swap agreements. A swap is an agreement between two parties pursuant to which each party agrees to make one or more payments to the other at specified future intervals based on the return of an asset (such as a stock, bond or currency) or non-asset reference (such as an interest rate or index). Swap agreements are privately negotiated in the OTC market and may be executed in a multilateral or other trade facility platform, such as a registered commodities exchange (“centrally cleared swaps”).
The swap agreement will specify the “notional” amount of the asset or non-asset reference to which the contract relates. Subsequent changes in market value, if any, are calculated based upon changes in the performance of the asset or non-asset reference multiplied by the notional value of the contract. The Portfolios may enter into credit default, interest rate, total return and currency swaps to manage its exposure to credit, currency and interest rate risk. All outstanding swap agreements are reported within the Portfolio of Investments.
Swaps are marked to market daily using quotations primarily from third party pricing services, counterparties or brokers. The value of the swap contract is recorded on the Statements of Assets and Liabilities. During the term of the swap, changes in the value of the swap, if any, are recorded as unrealized gains or losses on the Statements of Operations. Upfront payments paid or received by a
Portfolio when entering into the agreements are reported on the Statements of Assets and Liabilities and as a component of the changes in unrealized gains or losses on the Statements of Operations. These upfront payments represent the amounts paid or received when initially entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and the prevailing market conditions. The upfront payments are included as a component in the realized gains or losses on the Statements of Operations upon termination or maturity of the swap. A Portfolio also records net periodic payments paid or received on the swap contract as a realized gain or loss on the Statements of Operations.
In a centrally cleared swap, immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (the “CCP”) and a Portfolio’s counterparty on the swap agreement becomes the CCP. A Portfolio is required to interface with the CCP through a broker. Upon entering into a centrally cleared swap, a Portfolio is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are footnoted as pledged on the Portfolio of Investments and cash deposited is recorded on the Statements of Assets and Liabilities as cash pledged for centrally cleared swaps. The daily change in valuation of centrally cleared swaps is recorded as a receivable or payable for variation margin in the Statements of Assets and Liabilities. Payments received from (paid to) the counterparty, including at termination, are recorded as realized gain (loss) on the Statements of Operations.
Entering into swap agreements involves the risk that the maximum potential loss of an investment exceeds the current value of the investment as reported on the Statements of Assets and Liabilities. Other risks involve the possibility that the counterparty to the agreements may default on its obligation to perform, that there will be no liquid market for these investments and that unfavorable changes in the market will have a negative impact on the value of the index or securities underlying the respective swap agreement.
Credit Default Swap Contracts. A credit default swap is a bilateral agreement between counterparties in which the buyer of the protection agrees to make a stream of periodic payments to the seller of protection in exchange for the right to receive a specified return in the event of a default or other credit event for a referenced entity, obligation or index. As a seller of protection on credit default swaps, a Portfolio will generally receive from the buyer a fixed payment stream based on the notional

NOTES TO FINANCIAL STATEMENTS as of June 30, 2022 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

amount of the swap contract. This fixed payment stream will continue until the swap contract expires or a defined credit event occurs.
A Portfolio is subject to credit risk in the normal course of pursuing its investment objectives. As a seller of protection in a credit default swap, a Portfolio may execute these contracts to manage its exposure to the market or certain sectors of the market. Certain Portfolios may also enter into credit default swaps to speculate on changes in an issuer’s credit quality, to take advantage of perceived spread advantages, or to offset an existing short equivalent (i.e. buying protection on an equivalent reference entity).
Certain Portfolios may sell credit default swaps which expose these Portfolios to the risk of loss from credit risk related events specified in the contract. Although contract specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default or repudiation/ moratorium. If a Portfolio is a seller of protection, and a credit event occurs, as defined under the terms of that particular swap agreement, a Portfolio will generally either (i) pay to the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations, or underlying securities comprising a referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising a referenced index. If a Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.
Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues are disclosed following the Portfolio of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swaps on asset-backed securities or credit indices, the quoted market prices and resulting fair values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing fair values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
The maximum amount of future payments (undiscounted) that a Portfolio as seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreements, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Portfolio for the same referenced entity or entities.
For the period ended June 30, 2022, U.S. Bond Index had bought and sold credit protection on credit default swap indices (“CDX”). A CDX is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. U.S. Bond Index used CDX swaps to gain additional exposure with various sectors of the credit market and to hedge the credit risk associated with various sectors within the credit market.
For the period ended June 30, 2022, U.S. Bond Index had bought credit protection with an average notional amount of $31,666,667 on credit default swaps. Please refer to the tables within the Portfolio of Investments for open credit default swaps to buy protection at June 30, 2022.
At June 30, 2022, U.S. Bond Index had pledged $600,000 in cash collateral for open centrally cleared credit default swaps.
K. Securities Lending. Each Portfolio may temporarily loan up to 33 1∕3% of its total assets to brokers, dealers or other financial institutions in exchange for a negotiated lender’s fee. Securities lending involves two primary risks: “investment risk” and “borrower default risk.” When lending securities, the Portfolios will receive cash or U.S. government securities as collateral. Investment risk is the risk that the Portfolios will lose money from the investment of the cash collateral received from the borrower. Borrower

NOTES TO FINANCIAL STATEMENTS as of June 30, 2022 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

default risk is the risk that the Portfolios will lose money due to the failure of a borrower to return a borrowed security. Loans are subject to termination at the option of the borrower or the Portfolios. Securities lending may result in leverage. The use of leverage may exaggerate any increase or decrease in the NAV, causing the Portfolios to be more volatile. The use of leverage may increase expenses and increase the impact of the Portfolios’ other risks.
L. Restricted Securities. The Portfolios may invest in restricted securities, which include those sold under Rule 144A of the Securities Act of 1933, as amended (“1933 Act”) or securities offered pursuant to Section 4(a)(2) of the 1933 Act, and/or are subject to legal or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Restricted securities are fair valued using market quotations when readily available. In the absence of market quotations, the securities are valued based upon their fair value determined in good faith under procedures approved by the Board.
Securities that are not registered for sale to the public under the 1933 Act are referred to as “restricted securities.” These securities may be sold in private placement transactions between issuers and their purchasers and may be neither listed on an exchange nor traded in other established markets. Many times these securities are subject to legal or contractual restrictions on resale. As a result of the absence of a public trading market, the prices of these securities may be more volatile, less liquid and more difficult to value than publicly traded securities. The price realized from the sale of these securities could be less than the amount originally paid or less than their fair value if they are resold in privately negotiated transactions. In addition, these securities may not be subject to disclosure and other investment protection requirements that are afforded to publicly traded securities. Certain investments may include investment in smaller, less seasoned issuers, which may involve greater risk.
M. Delayed-Delivery or When-Issued Transactions. Each Portfolio may purchase or sell securities on a when-issued or forward commitment basis. The price of the underlying securities and date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The fair value of such securities is identified in each Portfolio’s Portfolio of Investments. Losses may arise due to changes in the fair value of the securities or from the inability of counterparties to meet the terms of the contract. In connection with such purchases, the Portfolios are required to identify liquid assets sufficient to cover the purchase price.
To mitigate counterparty risk, certain Portfolios have entered into Master Securities Forward Transaction Agreements (“MSFTA”) with their respective counterparties that provide for collateral and the right to offset amounts due to or from those counterparties under specified conditions. Subject to minimum transfer amounts, collateral requirements are determined and transfers made based on the net aggregate unrealized gain or loss on all the when-issued or delayed-delivery transactions with a particular counterparty. Cash collateral, if any, is presented on the Statement of Assets and Liabilities as an asset (Cash pledged as collateral for delayed-delivery or when-issued securities) and a liability (Cash received as collateral for delayed-delivery or when-issued securities).
At June 30, 2022, U.S. Bond Index had pledged $2,938,805 in cash collateral with certain counterparties for open delayed-delivery or when-issued transactions.
N. Indemnifications. In the normal course of business, the Company may enter into contracts that provide certain indemnifications. The Company’s maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolios and, therefore, cannot be estimated; however, based on experience, management considers the risk of loss from such claims remote.
NOTE 3 — INVESTMENT TRANSACTIONS
For the six months ended June 30, 2022, the cost of purchases and the proceeds from the sales of securities, excluding short-term securities and U.S. government securities were as follows:
	Purchases	Sales
Emerging Markets Index	$177,192,580	$146,366,398
International Index	192,992,583	63,043,361
Russell™ Large Cap Growth Index	223,272,373	310,063,062
Russell™ Large Cap Index	192,849,956	336,128,020
Russell™ Large Cap Value Index	277,001,661	367,343,189
Russell™ Mid Cap Growth Index	335,112,339	427,483,222
Russell™ Mid Cap Index	171,103,812	244,398,216
Russell™ Small Cap Index	110,976,838	113,607,101
U.S. Bond Index	31,184,404	95,587,144
U.S. government securities not included above were as follows:
	Purchases	Sales
U.S. Bond Index	$8,214,872,760	$8,087,522,026

NOTES TO FINANCIAL STATEMENTS as of June 30, 2022 (Unaudited) (continued)

NOTE 4 — INVESTMENT MANAGEMENT FEES
The Portfolios have entered into an investment management agreement (“Management Agreement”) with the Investment Adviser. The Investment Adviser has overall responsibility for the management of the Portfolios. The Investment Adviser oversees all investment management and portfolio management services for the Portfolios and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Portfolios, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services. This Management Agreement compensates the Investment Adviser with a management fee, computed daily and payable monthly, based on the average daily net assets of each Portfolio, at the following annual rates:
Emerging Markets Index(1)	0.65%
International Index	0.48% on the first $500 million; 0.46% on the next $500 million; 0.44% on the next $500 million; and 0.42% thereafter
Russell™ Large Cap Growth Index(2)	0.50% on the first $500 million; 0.48% on the next $500 million; and 0.46% thereafter
Russell™ Large Cap Index	0.35% on the first $1 billion; 0.33% on the next $1 billion; and 0.31% thereafter
Russell™ Large Cap Value Index(2)	0.50% on the first $250 million; 0.40% on the next $250 million; and 0.35% thereafter
Russell™ Mid Cap Growth Index(2)	0.50% on the first $500 million; 0.48% on the next $500 million; and 0.46% thereafter
Russell™ Mid Cap Index	0.41% on the first $2 billion; 0.34% on the next $2 billion; and 0.28% thereafter
Russell™ Small Cap Index	0.43% on the first $1 billion; 0.41% on the next $1 billion; and 0.39% thereafter
U.S. Bond Index	0.39% on the first $500 million; 0.37% on the next $500 million; 0.35% on the next $1 billion; 0.33% on the next $2 billion; 0.31% on the next $2 billion; and 0.29% thereafter

(1)
Pursuant to a side letter agreement, Voya Investments has agreed to waive 0.27% of the Portfolio’s management fee. Any fees waived or reimbursed are not eligible for recoupment. Termination or modification of this obligation requires approval by the Board.

(2)
Pursuant to a side letter agreement, Voya Investments has agreed to waive 0.10% of the Portfolio’s management fee. Any fees waived or reimbursed are not eligible for recoupment. Termination or modification of this obligation requires approval by the Board.

The Investment Adviser has entered into a sub-advisory agreement with Voya IM with respect to each Portfolio. Voya IM provides investment advice for the Portfolios and is paid by the Investment Adviser based on the average daily net assets of each respective Portfolio. Subject to such policies as the Board or the Investment Adviser may determine, Voya IM manages the Portfolios’ assets in accordance with the Portfolios’ investment objectives, policies, and limitations.
NOTE 5 — DISTRIBUTION AND SERVICE FEES
Class ADV shares of the respective Portfolios are subject to a shareholder service and distribution plan and Class S2 shares of the respective Portfolios are subject to a shareholder services and distribution plan (collectively the “Plans”). Under the Plans, the Distributor is paid an annual shareholder service fee at the rate of 0.25% of the average daily net assets attributable to its Class ADV and Class S2 shares. The Distributor is paid an annual distribution fee at the rate of 0.25% of the average daily net assets attributable to its Class ADV shares and the Distributor is paid an annual distribution fee at the rate of 0.15% of the average daily net assets attributable to its Class S2 shares. The Distributor has contractually agreed to waive 0.01% of the distribution fee for Class ADV shares of International Index. This waiver is not eligble for recoupment. Termination or modification of this waiver requires approval by the Board.
Class S shares of the Portfolios have a shareholder services and distribution plan (the “Plan”), whereby the Distributor is compensated by each Portfolio for expenses incurred for shareholder servicing and/or distribution of each Portfolio’s Class S shares. Pursuant to the Plan, the Distributor is entitled to a payment each month to compensate for expenses incurred in the distribution and promotion of each Portfolio’s shares, including expenses incurred in printing prospectuses and reports used for sales purposes, expenses incurred in preparing and printing sales literature and other such distribution related expenses, including any distribution or shareholder servicing fees paid to securities dealers who have executed a distribution agreement with the Distributor. Under the Plan, Class S shares of the Portfolios pay the Distributor a fee calculated at an annual rate of 0.25% of average daily net assets.

NOTES TO FINANCIAL STATEMENTS as of June 30, 2022 (Unaudited) (continued)

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES
At June 30, 2022, the following direct or indirect, wholly-owned subsidiaries of Voya Financial, Inc. or affiliated investment companies owned more than 5% of the following Portfolios:
Subsidiary/Affiliated Investment Company	Portfolio	Percentage
ReliaStar Life Insurance Company	Russell™ Large Cap Growth Index	19.26%
Security Life of Denver Insurance Company	Russell™ Large Cap Growth Index	5.55
Voya Index Solution 2025 Portfolio	Emerging Markets Index	11.05
	International Index	5.91
	U.S. Bond Index	12.31
Voya Index Solution 2030 Portfolio	Emerging Markets Index	7.94
	International Index	5.79
	U.S. Bond Index	6.91
Voya Index Solution 2035 Portfolio	Emerging Markets Index	15.98
	International Index	10.27
	Russell™ Small Cap Index	6.65
	U.S. Bond Index	9.09
Voya Index Solution 2040 Portfolio	Emerging Markets Index	9.08
	International Index	6.52
Voya Index Solution 2045 Portfolio	Emerging Markets Index	13.39
	International Index	9.57
	Russell™ Small Cap Index	6.02
Voya Index Solution 2050 Portfolio	Emerging Markets Index	7.45
	International Index	5.32
Voya Index Solution 2055 Portfolio	Emerging Markets Index	7.61
	International Index	5.44
Voya Index Solution Income Portfolio	U.S. Bond Index	12.60
Voya Institutional Trust Company	Russell™ Large Cap Growth Index	15.72
	Russell™ Large Cap Index	11.64
	Russell™ Mid Cap Index	18.21
	Russell™ Small Cap Index	13.83
Voya Retirement Conservative Portfolio	U.S. Bond Index	7.25
Voya Retirement Growth Portfolio	Emerging Markets Index	11.48
	International Index	10.71
	Russell™ Mid Cap Index	12.55
	U.S. Bond Index	10.28
Voya Retirement Insurance and Annuity Company	Russell™ Large Cap Growth Index	17.32
	Russell™ Large Cap Index	18.18
	Russell™ Mid Cap Index	27.35
	Russell™ Small Cap Index	19.36
Voya Retirement Moderate Growth Portfolio	Russell™ Mid Cap Index	5.46
	U.S. Bond Index	15.25

Voya Retirement Moderate Portfolio	U.S. Bond Index	13.18
The Investment Adviser may direct the Portfolios’ Sub-Adviser to use its best efforts (subject to obtaining best execution of each transaction) to allocate a Portfolio’s equity security transactions through certain designated broker-dealers. The designated broker-dealer, in turn, will reimburse a portion of the brokerage commissions to pay certain expenses of that Portfolio. Any amounts credited to the Portfolios are reflected as brokerage commission recapture on the accompanying Statements of Operations.
The Portfolios have adopted a deferred compensation plan (the “DC Plan”), which allows eligible independent directors, as described in the DC Plan, to defer the receipt of all or a portion of the directors’ fees that they are entitled to receive from the Portfolios. For purposes of determining the amount owed to the director under the DC Plan, the amounts deferred are invested in shares of the funds selected by the director (the “Notional Funds”). When the Portfolios purchase shares of the Notional Funds, which are all advised by Voya Investments, in amounts equal to the directors’ deferred fees, this results in a Portfolio asset equal to the deferred compensation liability. Such assets, if applicable, are included as a component of “Other assets” on the accompanying Statements of Assets and Liabilities. Deferral of directors’ fees under the DC Plan will not affect net assets of the Portfolios, and will not materially affect the Portfolios’ assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the DC Plan.
The Portfolios may pay per account fees to affiliates of Voya Investments for recordkeeping services provided on certain assets. For the period ended June 30, 2022, the per account fees for affiliated recordkeeping services paid by each Portfolio were as follows:
Portfolio	Amount
Emerging Markets Index	$252
International Index	97,364
Russell™ Large Cap Growth Index	181,113
Russell™ Large Cap Index	248,784
Russell™ Large Cap Value Index	57,686
Russell™ Mid Cap Growth Index	23,090
Russell™ Mid Cap Index	428,899
Russell™ Small Cap Index	266,038
U.S. Bond Index	40,211
NOTE 7 — LICENSING FEES
The following Portfolios pay an annual licensing fee to the licensor listed below:
Portfolio	Licensor
Emerging Markets Index	MSCI Inc.
International Index	MSCI Inc.
Russell™ Large Cap Growth Index, Russell™ Large Cap Index, Russell™ Large Cap Value Index, Russell™ Mid Cap Growth Index, Russell™ Mid Cap Index, and Russell™ Small Cap Index	Frank Russell Company

NOTES TO FINANCIAL STATEMENTS as of June 30, 2022 (Unaudited) (continued)

NOTE 8 — EXPENSE LIMITATION AGREEMENTS
The Investment Adviser has entered into a written expense limitation agreement (“Expense Limitation Agreement”) with each of the following Portfolios whereby the Investment Adviser has agreed to limit expenses, excluding interest, taxes, investment-related costs, leverage expenses, extraordinary expenses, and acquired fund fees and expenses to the levels listed below:
Portfolio	Class ADV	Class I	Class P2	Class S	Class S2
Emerging Markets Index	N/A	N/A	0.15%	N/A	N/A
International Index(1)	1.00%	0.50%	0.15%	0.75%	0.90%
Russell™ Large Cap Growth Index(2)	N/A	N/A	N/A	N/A	N/A
Russell™ Large Cap Index(3)	0.87%	0.37%	N/A	0.62%	0.77%
Russell™ Large Cap Value Index(2)	N/A	N/A	N/A	N/A	N/A
Russell™ Mid Cap Growth Index(4)	N/A	0.43%	N/A	0.68%	0.83%
Russell™ Mid Cap Index(5)	0.93%	0.43%	0.15%	0.68%	0.83%
Russell™ Small Cap Index	0.95%	0.45%	0.15%	0.70%	0.85%
U.S. Bond Index(6)	0.88%	0.38%	0.15%	0.63%	0.78%

(1)
Pursuant to a side letter agreement through May 1, 2024, the Investment Adviser has further lowered the expense limits for International Index to 0.95%, 0.45%, 0.70% and 0.85% for Class ADV, Class I, Class S and Class S2, respectively. Termination or modification of this obligation requires approval by the Board.

(2)
Pursuant to a side letter agreement, through May 1, 2023, the Investment Adviser has agreed to waive all or a portion of the management fee so that the expense limits are 0.93%, 0.43%, and 0.68% for Class ADV, Class I, and Class S, respectively. Any fees waived pursuant to the side letter agreement shall not be eligible for recoupment. Termination or modification of this obligation requires approval by the Board.

(3)
Pursuant to a side letter agreement through May 1, 2023, the Investment Adviser has further lowered the expense limits for Russell™ Large Cap Index to 0.86%, 0.36%, 0.61% and 0.76% for Class ADV, Class I, Class S and Class S2, respectively. Any fees waived pursuant to the side letter agreement shall not be eligible for recoupment. Termination or modification of this obligation requires approval by the Board.

(4)
Pursuant to a side letter agreement through May 1, 2023, the Investment Adviser has further lowered the expense limits for Russell™ Mid Cap Growth Index to 0.40%, 0.65%, and 0.80% for Class I, Class S and Class S2, respectively. Any fees waived pursuant to the side letter agreement shall not be eligible for recoupment.Termination or modification of this obligation requires approval by the Board.

(5)
Pursuant to a side letter agreement through May 1, 2023, the Investment Adviser has further lowered the expense limits for Russell™ Mid Cap Index to 0.90%, 0.40%, 0.65% and 0.80% for Class ADV, Class I, Class S and Class S2, respectively. Any fees waived pursuant to the side letter agreement shall not be eligible for recoupment. Termination or modification of this obligation requires approval by the Board.

(6)
Effective January 1, 2022, pursuant to a side letter agreement through May 1, 2023, the Investment Adviser has further lowered the expense limits for U.S Bond Index to 0.86%, 0.36%, 0.61% and 0.76% for Class ADV, Class I, Class S and Class S2, respectively. Any fees waived pursuant to the side letter agreement shall not be eligible for recoupment. Termination or modification of this obligation requires approval by the Board.

Unless otherwise specified above and with the exception of the non-recoupable management fee waivers for certain Portfolios, the Investment Adviser may at a later date recoup from a Portfolio for fees waived and/or other expenses reimbursed by the Investment Adviser during the previous 36 months, but only if, after such recoupment, a Portfolio’s expense ratio does not exceed the percentage described above. Waived and reimbursed fees net of any recoupment by the Investment Adviser of such waived and reimbursed fees are reflected on the accompanying Statements of Operations. Amounts payable by the Investment Adviser are reflected on the accompanying Statements of Assets and Liabilities.
As of June 30, 2022, the amount of waived and/or reimbursed fees that are subject to recoupment by the Investment Adviser and the related expiration dates are as follows:
	June 30,
	2023	2024	2025	Total
Emerging Markets Index	$1,167,997	$1,728,236	$2,216,182	$5,112,415
International Index	4,311,280	5,338,995	5,407,393	15,057,668
Russell™ Mid Cap Index	512,656	734,247	967,991	2,214,894
Russell™ Small Cap Index	733,936	1,412,027	1,731,553	3,877,516
U.S. Bond Index	2,464,006	3,215,699	1,673,257	7,352,962
The Expense Limitation Agreement is contractual through May 1, 2023, except for International Index which is through May 1, 2024, and shall renew automatically for one-year terms. Termination or modification of this obligation requires approval by the Board.
NOTE 9 — LINE OF CREDIT
Effective June 13, 2022, the Portfolios, in addition to certain other funds managed by the Investment Adviser, entered into a 364-day unsecured committed revolving line of credit agreement (the “Credit Agreement”) with The Bank of New York Mellon (“BNY”) for an aggregate amount of $400,000,000 through June 12, 2023. The proceeds may be used only to finance temporarily: (1) the purchase or sale of investment securities; or (2) the repurchase or redemption of shares of a Portfolio or certain other funds managed by the Investment Adviser. The funds to which the line of credit is available pay a commitment fee equal to 0.15% per annum on the daily unused portion of the

NOTES TO FINANCIAL STATEMENTS as of June 30, 2022 (Unaudited) (continued)

NOTE 9 — LINE OF CREDIT (continued)

committed line amount payable quarterly in arrears. Prior to June 13, 2022, the predecessor line of credit was for an aggregate amount of $400,000,000 and the funds to which the line of credit was available paid a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount through June 13, 2022.
Borrowings under the Credit Agreement accrue interest at the federal funds rate plus a specified margin. Repayments generally must be made within 60 days after the date of a revolving credit advance.
The following Portfolios utilized the line of credit during the six months ended June 30, 2022:
Portfolio	Days Utilized	Approximate Average Daily Balance For Days Utilized	Approximate Weighted Average Interest Rate For Days Utilized
Emerging Markets Index(1)	2	$52,039,000	2.59%
Russell™ Large Cap Growth Index	5	1,705,400	1.41
Russell™ Large Cap Index	6	3,513,833	1.40
Russell™ Large Cap Value Index	3	2,221,667	1.38
Russell™ Mid Cap Growth Index	9	3,128,244	1.51
Russell™ Mid Cap Index	5	2,207,400	1.53

(1)
As of June 30, 2022, Emerging Markets Index had an outstanding balance of $87,149,000.

NOTE 10 — CAPITAL SHARES
	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
Year or period ended	#	#	#	#	#	($)	($)	($)	($)	($)
Emerging Markets Index
Class I
6/30/2022	1,855,477	—	1,253,183	(10,136,200)	(7,027,540)	22,584,500	—	12,544,359	(107,056,213)	(71,927,354)
12/31/2021	5,339,915	—	164,017	(4,205,054)	1,298,878	75,659,918	—	2,268,361	(59,312,257)	18,616,022
Class P2
6/30/2022	13,947,973	—	3,122,514	(5,447,194)	11,623,293	177,387,240	—	31,943,320	(64,868,376)	144,462,184
12/31/2021	17,793,677	—	451,344	(15,602,715)	2,642,306	256,047,331	—	6,354,916	(224,657,726)	37,744,521
Class S
6/30/2022	87	—	36	(49)	74	1,032	—	358	(609)	781
12/31/2021	582	—	4	— *	586	8,335	—	60	—*	8,395
International Index
Class ADV
6/30/2022	634,089	—	1,274,608	(2,846,329)	(937,632)	7,099,259	—	11,994,066	(30,139,067)	(11,045,742)
12/31/2021	1,279,079	—	751,765	(7,269,938)	(5,239,094)	14,952,614	—	8,487,432	(83,859,447)	(60,419,401)
Class I
6/30/2022	3,952,581	—	1,748,282	(3,847,541)	1,853,322	41,518,939	—	16,731,056	(41,698,959)	16,551,036
12/31/2021	2,749,195	—	1,038,062	(9,244,401)	(5,457,144)	32,667,959	—	11,937,715	(107,966,563)	(63,360,889)
Class P2
6/30/2022	20,366,941	—	4,137,134	(8,131,219)	16,372,856	227,806,118	—	40,212,938	(89,829,336)	178,189,720
12/31/2021	18,114,944	—	2,239,276	(23,306,826)	(2,952,606)	216,398,368	—	26,065,167	(283,329,707)	(40,866,172)
Class S
6/30/2022	713,372	—	240,834	(566,950)	387,256	7,953,135	—	2,292,745	(6,073,007)	4,172,873
12/31/2021	496,496	—	129,338	(879,125)	(253,291)	5,824,691	—	1,478,337	(10,264,945)	(2,961,917)
Class S2
6/30/2022	36,659	—	4,239	(15,919)	24,979	410,579	—	40,311	(169,060)	281,830
12/31/2021	23,691	—	1,882	(27,444)	(1,871)	275,477	—	21,515	(320,611)	(23,619)
Russell™ Large Cap Growth Index
Class ADV
6/30/2022	—	—	14	—	14	—	—	695	—	695
12/31/2021	—	—	1	—	1	—	—	53	—	53
Class I
6/30/2022	188,305	—	1,012,618	(564,370)	636,553	11,519,542	—	49,628,386	(34,574,680)	26,573,248
12/31/2021	489,409	—	107,281	(1,166,070)	(569,380)	30,939,566	—	6,115,054	(72,430,255)	(35,375,635)
Class S
6/30/2022	256,845	—	1,301,260	(1,199,431)	358,674	13,551,967	—	63,384,349	(72,340,741)	4,595,575
12/31/2021	658,734	—	121,585	(2,944,645)	(2,164,326)	41,081,892	—	6,885,357	(181,412,127)	(133,444,878)

NOTES TO FINANCIAL STATEMENTS as of June 30, 2022 (Unaudited) (continued)

NOTE 10 — CAPITAL SHARES (continued)

	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
Year or period ended	#	#	#	#	#	($)	($)	($)	($)	($)
Russell™ Large Cap Index
Class ADV
6/30/2022	240,957	—	225,342	(234,446)	231,853	7,377,407	—	5,899,455	(6,747,109)	6,529,753
12/31/2021	1,298,338	—	216,678	(418,381)	1,096,635	39,970,507	—	6,149,333	(12,727,337)	33,392,503
Class I
6/30/2022	797,982	—	814,870	(837,302)	775,550	25,214,085	—	21,862,969	(25,562,829)	21,514,225
12/31/2021	1,345,762	—	889,219	(1,857,345)	377,636	42,262,166	—	25,822,923	(57,446,949)	10,638,140
Class S
6/30/2022	159,063	—	2,679,485	(4,550,558)	(1,712,010)	4,604,404	—	71,354,687	(138,614,703)	(62,655,612)
12/31/2021	42,259,178	—	1,080,176	(5,724,018)	37,615,336	1,353,430,971	—	31,173,865	(182,400,725)	1,202,204,111
Class S2
6/30/2022	371	—	208	(4,396)	(3,817)	12,070	—	5,730	(140,480)	(122,680)
12/31/2021	1,433	—	393	(31,831)	(30,005)	45,659	—	11,719	(970,649)	(913,271)
Russell™ Large Cap Value Index
Class ADV
6/30/2022	—	—	2	—	2	—	—	44	—	44
12/31/2021	—	—	3	—	3	—	—	85	—	85
Class I
6/30/2022	134,337	—	47,130	(282,839)	(101,372)	3,724,195	—	1,211,722	(7,757,938)	(2,822,021)
12/31/2021	176,640	—	77,037	(493,896)	(240,219)	4,642,911	—	2,022,225	(13,091,969)	(6,426,833)
Class S
6/30/2022	290,980	—	601,351	(3,805,545)	(2,913,214)	7,832,303	—	15,328,430	(102,702,782)	(79,542,049)
12/31/2021	24,225,013	—	595,948	(6,254,317)	18,566,644	656,087,691	—	15,518,493	(164,623,517)	506,982,667
Russell™ Mid Cap Growth Index
Class I
6/30/2022	26,182	—	58,369	(52,434)	32,117	1,000,990	—	1,757,478	(2,149,271)	609,197
12/31/2021	157,274	—	20,926	(405,676)	(227,476)	7,458,554	—	879,739	(18,991,736)	(10,653,443)
Class S
6/30/2022	239,290	—	3,600,216	(2,633,794)	1,205,712	8,014,088	—	107,754,474	(100,646,941)	15,121,621
12/31/2021	18,593,666	—	523,124	(3,424,017)	15,692,773	908,410,678	—	21,929,351	(162,320,059)	768,019,970
Class S2
6/30/2022	1,803	—	6,136	(855)	7,084	71,378	—	182,723	(31,482)	222,619
12/31/2021	1,372	—	1,818	(7,956)	(4,766)	65,217	—	76,005	(365,243)	(224,021)
Russell™ Mid Cap Index
Class ADV
6/30/2022	520,191	—	1,632,458	(976,673)	1,175,976	6,120,490	—	16,553,123	(11,586,796)	11,086,817
12/31/2021	1,202,726	—	1,757,643	(1,905,327)	1,055,042	16,087,390	—	21,636,582	(25,348,284)	12,375,688
Class I
6/30/2022	1,813,297	—	5,991,938	(8,215,569)	(410,334)	22,805,919	—	64,413,332	(93,426,169)	(6,206,918)
12/31/2021	9,568,024	—	5,953,492	(11,251,292)	4,270,224	132,702,455	—	77,276,322	(158,527,437)	51,451,340
Class P2
6/30/2022	3,043,974	—	2,213,673	(1,515,689)	3,741,958	38,215,161	—	24,217,584	(19,981,148)	42,451,597
12/31/2021	12,904,755	—	3,078,500	(12,055,913)	3,927,342	195,339,744	—	40,543,843	(175,611,022)	60,272,565
Class S
6/30/2022	582,697	—	1,720,457	(2,102,863)	200,291	7,219,314	—	18,168,027	(26,351,851)	(964,510)
12/31/2021	1,749,399	—	2,092,246	(4,430,528)	(588,883)	24,664,151	—	26,697,056	(61,301,934)	(9,940,727)
Class S2
6/30/2022	50,150	—	74,463	(124,678)	(65)	622,427	—	767,708	(1,452,101)	(61,966)
12/31/2021	139,136	—	91,345	(462,340)	(231,859)	1,892,792	—	1,139,987	(6,214,535)	(3,181,756)
Russell™ Small Cap Index
Class ADV
6/30/2022	331,114	—	844,485	(497,681)	677,918	4,661,713	—	9,998,700	(7,035,753)	7,624,660
12/31/2021	1,349,494	—	24,998	(1,212,542)	161,950	22,737,619	—	402,726	(20,611,576)	2,528,769
Class I
6/30/2022	1,468,435	—	1,809,368	(909,943)	2,367,860	22,572,040	—	22,345,692	(13,644,008)	31,273,724
12/31/2021	2,022,021	—	101,093	(2,799,501)	(676,387)	35,499,648	—	1,694,311	(48,656,289)	(11,462,330)

NOTES TO FINANCIAL STATEMENTS as of June 30, 2022 (Unaudited) (continued)

NOTE 10 — CAPITAL SHARES (continued)

	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
Year or period ended	#	#	#	#	#	($)	($)	($)	($)	($)
Russell™ Small Cap Index (continued)
Class P2
6/30/2022	4,140,063	—	2,361,192	(1,443,441)	5,057,814	65,168,279	—	29,585,735	(22,646,555)	72,107,459
12/31/2021	16,645,262	—	151,084	(16,209,468)	586,878	296,856,918	—	2,559,370	(283,149,055)	16,267,233
Class S
6/30/2022	266,156	—	2,345,206	(2,078,212)	533,150	3,860,537	—	28,658,419	(30,880,406)	1,638,550
12/31/2021	1,744,927	—	124,343	(6,404,586)	(4,535,316)	29,447,673	—	2,061,604	(111,316,824)	(79,807,547)
Class S2
6/30/2022	37,989	—	40,652	(56,805)	21,836	531,979	—	486,191	(811,610)	206,560
12/31/2021	103,230	—	1,625	(149,094)	(44,239)	1,768,432	—	26,399	(2,532,326)	(737,495)
U.S. Bond Index
Class ADV
6/30/2022	126,069	—	14,746	(205,625)	(64,810)	1,269,678	—	146,146	(2,031,278)	(615,454)
12/31/2021	251,277	—	69,219	(694,250)	(373,754)	2,735,285	—	751,927	(7,584,145)	(4,096,933)
Class I
6/30/2022	12,480,012	—	1,350,143	(24,061,823)	(10,231,668)	122,558,498	—	13,457,201	(236,884,263)	(100,868,564)
12/31/2021	31,307,120	—	5,273,471	(40,102,857)	(3,522,266)	343,863,739	—	57,501,500	(439,237,562)	(37,872,323)
Class P2
6/30/2022	42,992,457	—	1,470,133	(37,803,178)	6,659,412	440,898,555	—	14,632,538	(376,902,585)	78,628,508
12/31/2021	41,268,522	—	4,829,550	(36,521,820)	9,576,252	451,748,754	—	52,645,986	(398,671,042)	105,723,698
Class S
6/30/2022	682,199	—	119,727	(1,789,508)	(987,582)	6,959,334	—	1,189,511	(17,882,319)	(9,733,474)
12/31/2021	1,162,250	—	522,535	(3,660,226)	(1,975,441)	12,672,529	—	5,682,253	(39,868,937)	(21,514,155)
Class S2
6/30/2022	13,413	—	659	(57,995)	(43,923)	131,243	—	6,583	(581,721)	(443,895)
12/31/2021	22,417	—	3,718	(21,065)	5,070	245,453	—	40,440	(229,518)	56,375
NOTE 11 — SECURITIES LENDING
Under a Master Securities Lending Agreement (the “Agreement”) with BNY, the Portfolios can lend their securities to approved brokers, dealers and other financial institutions. Loans are collateralized by cash and U.S. government securities. The collateral must be equal to at least 105% of the market value of non-U.S. securities loaned and 102% of the market value of U.S. securities loaned. The market value of the loaned securities is determined at Market Close of the Portfolios at their last sale price or official closing price on the principal exchange or system on which they are traded and any additional collateral is delivered to the Portfolios on the next business day. The cash collateral received is invested in approved investments as defined in the Agreement with BNY. The Portfolios bear the risk of loss with respect to the investment of collateral with the following exception: BNY provides the Portfolios indemnification from loss with respect to the investment of collateral to the extent the cash collateral is invested in overnight repurchase agreements.
Cash collateral received in connection with securities lending is invested in cash equivalents, money market funds, repurchase agreements with maturities of not more than 99 days that are collateralized with U.S. Government securities, or certain short-term investments that have a remaining maturity of 190 days or less (“Permitted Investments”). Short-term investments include: securities, units, shares or other participations in short-term investment funds, pools or trusts; commercial paper, notes, bonds or other debt obligations, certificates of deposit, time deposits and other bank obligations and asset-backed commercial paper backed by diversified receivables and repurchase-backed programs. Permitted Investments are subject to certain guidelines established by the Adviser regarding liquidity, diversification, credit quality and average credit life/duration requirements. The securities purchased with cash collateral received are reflected in the Portfolio of Investments under Short-Term Investments.
Generally, in the event of counterparty default, the Portfolios have the right to use the collateral to offset losses incurred. The Agreement contains certain guarantees by BNY in the event of counterparty default and/or a borrower’s failure to return a loaned security; however, there would be a potential loss to the Portfolios in the event the Portfolios are delayed or prevented from

NOTES TO FINANCIAL STATEMENTS as of June 30, 2022 (Unaudited) (continued)

NOTE 11 — SECURITIES LENDING (continued)

exercising their right to dispose of the collateral. Engaging in securities lending could have a leveraging effect, which may intensify the credit, market and other risks associated with investing in a Portfolio.
The following tables represent a summary of the respective Portfolios’ securities lending agreements by counterparty which are subject to offset under the Agreement as of June 30, 2022:
Emerging Markets Index
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
BNP Paribas Arbitrage	$136,997	$(136,997)	$—
BNP Paribas Securities Corp.	151,445	(151,445)	—
BofA Securities Inc	830,881	(830,881)	—
Citigroup Global Markets Limited	664,996	(664,996)	—
Cowen Excecution Services LLC	126,150	(126,150)	—
Credit Suisse Securities (USA) LLC	180,971	(180,971)	—
Goldman Sachs International	78,708	(78,708)	—
J.P. Morgan Securities LLC	9,181	(9,181)	—
Jefferies LLC	275,252	(275,252)	—
JP Morgan Securities Plc.	177,852	(177,852)	—
Merrill Lynch International	199,789	(199,789)	—
Morgan Stanley & Co. LLC	326,691	(326,691)	—
State Street Bank and Trust Company	322,057	(322,057)	—
Total	$3,480,970	$(3,480,970)	$—

(1)
Cash collateral with a fair value of $3,668,203 has been received in connection with the above securities lending transactions. Excess cash collateral received from the individual counterparty is not shown for financial reporting purposes.

International Index
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
Barclays Bank PLC	$5,351,010	$(5,351,010)	$—
Barclays Capital Inc.	4,847,970	(4,847,970)	—
BMO Capital Markets Corp	486,366	(486,366)	—
BNP Paribas Arbitrage	1,375,209	(1,375,209)	—
BofA Securities Inc	2,087,250	(2,087,250)	—
Citigroup Global Markets Inc.	7,236,636	(7,236,636)	—
Citigroup Global Markets Limited	14,887,561	(14,887,561)	—
Daiwa Capital Markets America Inc.	2,097,453	(2,097,453)	—
Goldman Sachs International	992,266	(992,266)	—
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
Goldman Sachs & Co. LLC	1,704	(1,704)	—
HSBC Bank PLC	4,853,038	(4,853,038)	—
J.P. Morgan Securities LLC	255,812	(255,812)	—
JP Morgan Securities Plc.	14,531,994	(14,531,994)	—
Merrill Lynch International	15,992,893	(15,992,893)	—
Morgan Stanley & Co. International PLC	333,911	(333,911)	—
Morgan Stanley & Co. LLC	2,784,544	(2,784,544)	—
MUFG Securities EMEA plc	1,534,479	(1,534,479)	—
Societe Generale	53,189	(53,189)	—
State Street Bank and Trust Company	9,034,660	(9,034,660)	—
UBS AG	1,584,330	(1,584,330)	—
Total	$90,322,275	$(90,322,275)	$—

(1)
Cash collateral with a fair value of $100,270,893 has been received in connection with the above securities lending transactions. Excess cash collateral received from the individual counterparty is not shown for financial reporting purposes.

Russell™ Mid Cap Growth Index
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
Barclays Bank PLC	$244,638	$(244,638)	$—
Barclays Capital Inc.	2,358,042	(2,358,042)	—
BNP Paribas Prime Brokerage Intl Ltd	2,019,292	(2,019,292)	—
BNP Paribas Securities Corp.	124,083	(124,083)	—
BofA Securities Inc	5,956,878	(5,956,878)	—
CIBC World Markets Corporation	35,819	(35,819)	—
Citigroup Global Markets Inc.	560,773	(560,773)	—
Cowen Excecution Services LLC	9,245	(9,245)	—
Goldman Sachs & Co. LLC	601,545	(601,545)	—
Industrial And Commercial Bank Of China	3,903,727	(3,903,727)	—
J.P. Morgan Securities LLC	280,580	(280,580)	—
Mizuho Securities USA LLC.	4,677	(4,677)	—
Morgan Stanley & Co. LLC	1,078,970	(1,078,970)	—
National Financial Services LLC	523,442	(523,442)	—
Natixis Securities America LLC	27,001	(27,001)	—
State Street Bank and Trust Company	1,839	(1,839)	—
TD Prime Services LLC	340,272	(340,272)	—
Total	$18,070,823	$(18,070,823)	$—

(1)
Cash collateral with a fair value of $18,538,969 has been received in connection with the above securities lending transactions. Excess cash collateral received from the individual counterparty is not shown for financial reporting purposes.

NOTES TO FINANCIAL STATEMENTS as of June 30, 2022 (Unaudited) (continued)

NOTE 11 — SECURITIES LENDING (continued)

Russell™ Mid Cap Index
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
Barclays Bank PLC	$733,865	$(733,865)	$—
Barclays Capital Inc.	136,960	(136,960)	—
BMO Capital Markets Corp	3,909,590	(3,909,590)	—
BNP Paribas Prime Brokerage Intl Ltd	6,277,189	(6,277,189)	—
BNP Paribas Securities Corp.	943,669	(943,669)	—
BofA Securities Inc	7,072,865	(7,072,865)	—
Citadel Securities LLC	2,013,160	(2,013,160)	—
Citigroup Global Markets Inc.	9,256,777	(9,256,777)	—
Cowen Execution Services LLC	1,211,919	(1,211,919)	—
Goldman Sachs & Co. LLC	4,406,786	(4,406,786)	—
HSBC Bank PLC	343,670	(343,670)	—
J.P. Morgan Securities LLC	20,319,509	(20,319,509)	—
Mirae Asset Securities (USA) Inc.	980,890	(980,890)	—
Morgan Stanley & Co. LLC	8,280,179	(8,280,179)	—
National Bank of Canada Financial Inc	3,185,815	(3,185,815)	—
National Financial Services LLC	4,522,373	(4,522,373)	—
Natixis Securities America LLC	6,647,306	(6,647,306)	—
Scotia Capital (USA) INC	278,302	(278,302)	—
SG Americas Securities, LLC	215,439	(215,439)	—
State Street Bank and Trust Company	23,111,757	(23,111,757)	—
TD Prime Services LLC	1,360,306	(1,360,306)	—
UBS AG	3,415,258	(3,415,258)	—
Wells Fargo Bank NA	13,371,222	(13,371,222)	—
Wells Fargo Securities LLC	1,048,394	(1,048,394)	—
Total	$123,043,200	$(123,043,200)	$—

(1)
Cash collateral with a fair value of $126,158,609 has been received in connection with the above securities lending transactions. Excess cash collateral received from the individual counterparty is not shown for financial reporting purposes.

Russell™ Small Cap Index
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
Barclays Capital Inc.	$2,261,507	$(2,261,507)	$—
BMO Capital Markets Corp	1,759,508	(1,759,508)	—
BNP Paribas	237,002	(237,002)	—
BNP Paribas Prime Brokerage Intl Ltd	10,004,892	(10,004,892)	—
BNP Paribas Securities Corp.	1,385,257	(1,385,257)	—
BofA Securities Inc	6,911,250	(6,911,250)	—
Cantor Fitzgerald & Co	5,375	(5,375)	—
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
CIBC World Markets Corporation	237,297	(237,297)	—
Citadel Securities LLC	626,284	(626,284)	—
Citigroup Global Markets Inc.	13,333,635	(13,333,635)	—
Cowen Execution Services LLC	621,247	(621,247)	—
Goldman Sachs & Co. LLC	19,078,775	(19,078,775)	—
HSBC Bank PLC	730,686	(730,686)	—
J.P. Morgan Securities LLC	53,891,964	(53,891,964)	—
Mizuho Securities USA LLC.	877,817	(877,817)	—
Morgan Stanley & Co. LLC	21,303,623	(21,303,623)	—
National Bank of Canada Financial Inc	4,190,885	(4,190,885)	—
National Financial Services LLC	12,049,397	(12,049,397)	—
Natixis Securities America LLC	3,129,229	(3,129,229)	—
Raymond James & Associates, Inc.	2,727,423	(2,727,423)	—
Scotia Capital (USA) INC	310,043	(310,043)	—
SG Americas Securities, LLC	112,391	(112,391)	—
State Street Bank and Trust Company	24,131,389	(24,131,389)	—
TD Prime Services LLC	8,037,282	(8,037,282)	—
UBS AG	3,896,934	(3,896,934)	—
Wells Fargo Bank NA	6,642,942	(6,642,942)	—
Wells Fargo Securities LLC	12,643,987	(12,643,987)	—
Total	$211,138,020	$(211,138,020)	$—

(1)
Cash collateral with a fair value of $217,915,967 has been received in connection with the above securities lending transactions. Excess cash collateral received from the individual counterparty is not shown for financial reporting purposes.

U.S Bond Index
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
Barclays Bank PLC	$18,237,051	$(18,237,051)	$—
Barclays Capital Inc.	2,789,558	(2,789,558)	—
BMO Capital Markets Corp	2,491,434	(2,491,434)	—
BNP Paribas	4,667,212	(4,667,212)	—
BNP Paribas Prime Brokerage Intl Ltd	2,272,565	(2,272,565)	—
BofA Securities Inc	37,637,073	(37,637,073)	—
Citadel Clearing LLC	890,745	(890,745)	—
Citigroup Global Markets Inc.	10,480,858	(10,480,858)	—
Daiwa Capital Markets America Inc.	431,257	(431,257)	—
Goldman Sachs & Co. LLC	3,956,758	(3,956,758)	—
Mizuho Securities USA LLC.	1,386,057	(1,386,057)	—
Morgan Stanley & Co. LLC	4,056,643	(4,056,643)	—
MUFG Securities Americas Inc.	5,305,015	(5,305,015)	—
National Bank Financial Inc	1,199,434	(1,199,434)	—

NOTES TO FINANCIAL STATEMENTS as of June 30, 2022 (Unaudited) (continued)

NOTE 11 — SECURITIES LENDING (continued)

U.S Bond Index (continued)

Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
National Financial Services LLC	90,171	(90,171)	—
NatWest Markets Securities Inc.	5,726,494	(5,726,494)	—
Nomura Securities International, Inc.	737,983	(737,983)	—
Scotia Capital (USA) INC	652,483	(652,483)	—
Societe Generale	133,240,457	(133,240,457)	—
State Street Bank and Trust Company	1,868,317	(1,868,317)	—
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
TD Securities (USA) Inc.	16,098,365	(16,098,365)	—
Truist Securities INC	1,465,781	(1,465,781)	—
UBS AG	3,252,409	(3,252,409)	—
UBS Securities LLC.	5,412,479	(5,412,479)	—
Wells Fargo Securities LLC	7,172,809	(7,172,809)	—
Total	$271,519,406	$(271,519,406)	$—

(1)
Cash collateral with a fair value of $277,563,213 has been received in connection with the above securities lending transactions. Excess cash collateral received from the individual counterparty is not shown for financial reporting purposes.

NOTE 12 — FEDERAL INCOME TAXES
The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of foreign currency transactions, futures contracts, capital loss carryforwards, income from passive foreign investment companies (PFICs), paydown gains, wash sale deferrals and de minimis distributions in excess of net investment income.
Dividends paid by the Portfolios from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.
The tax composition of dividends and distributions to shareholders was as follows:
	Year Ended December 31, 2021		Year Ended December 31, 2020
	Ordinary Income	Long-term Capital Gains	Ordinary Income	Long-term Capital Gains
Emerging Markets Index	$8,623,374	$—	$21,565,758	$—
International Index	47,990,166	—	62,220,370	—
Russell™ Large Cap Growth Index	6,134,829	6,865,635	7,939,724	50,949,199
Russell™ Large Cap Index	15,642,536	47,515,304	16,509,503	36,354,256
Russell™ Large Cap Value Index	17,540,803	—	9,172,014	24,435,186
Russell™ Mid Cap Growth Index	197,134	22,687,961	1,025,657	37,098,021
Russell™ Mid Cap Index	22,956,037	144,337,753	21,362,333	173,317,181
Russell™ Small Cap Index	6,744,410	—	12,961,895	49,377,425
U.S. Bond Index	105,104,570	11,528,834	97,878,029	6,255,768
The tax-basis components of distributable earnings and the capital loss carryforwards which may be used to offset future realized capital gains for federal income tax purposes as of December 31, 2021 were:
	Undistributed Ordinary Income	Undistributed Long-term Capital Gains	Unrealized Appreciation/ (Depreciation)	Capital Loss Carryforwards			Other	Total Distributable Earnings/ (Loss)
				Amount	Character	Expiration
Emerging Markets Index	$16,627,823	$27,857,154	$65,940,211	$—	—	—	$(3,984,092)	$106,441,096
International Index	71,264,414	—	732,827,226	(9,135,200)	Short-term	None	(44,610)	648,668,345
				(146,243,485)	Long-term	None
				$(155,378,685)

NOTES TO FINANCIAL STATEMENTS as of June 30, 2022 (Unaudited) (continued)

NOTE 12 — FEDERAL INCOME TAXES (continued)

	Undistributed Ordinary Income	Undistributed Long-term Capital Gains	Unrealized Appreciation/ (Depreciation)	Capital Loss Carryforwards			Other	Total Distributable Earnings/ (Loss)
				Amount	Character	Expiration
Russell™ Large Cap Growth Index	$26,136,828	$86,956,350	$1,235,574,616	$—	—	—	$(14,996)	$1,348,652,798
Russell™ Large Cap Index	18,705,889	80,453,075	1,134,144,716	—	—	—	(33,488)	1,233,270,192
Russell™ Large Cap Value Index	16,644,342	—	301,521,644	(2,393,436)	Short-term	None	(11,671)	315,760,879
Russell™ Mid Cap Growth Index	28,306,722	81,366,885	261,996,988	—	—	—	(11,177)	371,659,418
Russell™ Mid Cap Index	33,837,996	90,688,100	932,202,264	—	—	—	(39,721)	1,056,688,639
Russell™ Small Cap Index	21,558,738	69,548,055	482,141,381	—	—	—	(21,409)	573,226,765
U.S. Bond Index	—	—	113,356,192	(21,585,511)	Short-term	None	(1,260,113)	90,510,568
The Portfolios’ major tax jurisdictions are U.S. federal and Arizona state.
As of June 30, 2022, no provision for income tax is required in the Portfolios’ financial statements as a result of tax positions taken on federal and state income tax returns for open tax years. The Portfolios’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue. Generally, the preceding four tax years remain subject to examination by these jurisdictions.
NOTE 13 — LONDON INTERBANK OFFERED RATE (“LIBOR”)
In 2017, the UK Financial Conduct Authority announced its intention to cease compelling banks to provide the quotations needed to sustain LIBOR after 2021. On March 5, 2021, ICE Benchmark Administration, the administrator of LIBOR, stated that non-U.S. dollar LIBOR reference rates and the one-week and two-month LIBOR reference rates will cease to be provided or no longer be representative immediately after December 31, 2021 and the remaining more commonly used LIBOR settings will cease to be provided or no longer be representative immediately after June 30, 2023. In addition, global regulators have announced that, with limited exceptions, no new LIBOR-based contracts should be entered into after 2021. Actions by regulators have resulted in the establishment of alternative reference rates to LIBOR in most major currencies (e.g., the Secured Overnight Financing Rate for U.S. Dollar LIBOR and the Sterling Overnight Interbank Average Rate for Sterling LIBOR).
Discontinuance of LIBOR and adoption/implementation of alternative rates pose a number of risks, including among others whether any substitute rate will experience the market participation and liquidity necessary to provide a workable substitute for LIBOR; the effect on parties’ existing contractual arrangements, hedging transactions, and investment strategies generally from a conversion from LIBOR to alternative rates; the effect on a Portfolio’s existing investments (including, for example, fixed-income investments; senior loans; CLOs and CDOs; and derivatives transactions), including the possibility that some of those investments may terminate or their terms may be adjusted to the disadvantage of a Portfolio; and the risk of general market disruption during the period of the conversion. It is difficult to predict at this time the likely impact of the transition away from LIBOR on a Portfolio.
NOTE 14 — LIQUIDITY
Consistent with Rule 22e-4 under the 1940 Act, the Portfolios have established a liquidity risk management program to govern their approach to managing liquidity risk (the “Program”). The Board has approved the designation of the Portfolios’ Investment Adviser, Voya Investments, as the program administrator (the “Program Administrator”). The Program Administrator is responsible for implementing and monitoring the Program and has formed a Liquidity Risk Management Committee (the “Committee”) to assess and review, on an ongoing basis, each Portfolio’s liquidity risk.
The Program includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of liquidity risk factors and the periodic classification (or re-classification, as necessary) of a Portfolio’s investments into buckets (highly liquid, moderately liquid, less liquid and illiquid) that reflect the Committee’s assessment of the investments’ liquidity

NOTES TO FINANCIAL STATEMENTS as of June 30, 2022 (Unaudited) (continued)

NOTE 14 — LIQUIDITY (continued)

under current market conditions. The Committee also utilizes Portfolio-specific data, including information regarding a Portfolio’s shareholder base, characteristics of its investments, access to borrowing arrangements and historical redemptions to determine whether a Portfolio will be able to meet its redemption obligations in a timely manner.
During the period covered by the annual assessment, January 1, 2021 through December 31, 2021, the Program supported the Portfolios’ ability to honor redemption requests in a timely manner and the Program Administrator’s management of each Portfolio’s liquidity risk, including during any periods of market volatility and net redemptions.
There can be no assurance that the Program will achieve its objectives under all circumstances in the future. Please refer to each Portfolio’s prospectus for more information regarding each Portfolio’s exposure to liquidity risk and other risks.
NOTE 15 — MARKET DISRUPTION
A Portfolio is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Due to the increasing interdependence among global economies and markets, conditions in one country, market, or region might adversely impact markets, issuers and/or foreign exchange rates in other countries, including the United States. Wars, terrorism, global health crises and pandemics, and other geopolitical events have led, and in the future may lead, to increased market volatility and may have adverse short- or long-term effects on U.S. and world economies and markets generally. For example, the COVID-19 pandemic has resulted, and may continue to result, in significant market volatility, exchange trading suspensions and closures, declines in global financial markets, higher default rates, and a substantial economic downturn in economies throughout the world. Natural and environmental disasters and systemic market dislocations are also highly disruptive to economies and markets. In addition, military action by Russia in Ukraine could adversely affect global energy and financial markets and therefore could affect the value of a Portfolio’s investments, including beyond a Portfolio’s direct exposure to Russian issuers or nearby geographic regions. The extent and duration of the military action, sanctions and resulting market disruptions are impossible to predict and could be substantial. Those events as well as other changes in non-U.S. and domestic economic, social, and political conditions also could adversely affect individual issuers or related groups of issuers, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the value of the investments of the portfolio and of the Portfolios. Any of these occurrences could disrupt the operations of a Portfolio and of the Portfolios’ service providers.
NOTE 16 — SUBSEQUENT EVENTS
Dividends:  Subsequent to June 30, 2022, the following Portfolio declared dividends from net investment income of:
	Per Share Amount	Payable Date	Record Date
U.S. Bond Index
Class ADV	$0.0125	August 1, 2022	Daily
Class I	$0.0166	August 1, 2022	Daily
Class P2	$0.0187	August 1, 2022	Daily
Class S	$0.0146	August 1, 2022	Daily
Class S2	$0.0134	August 1, 2022	Daily
Reorganization:  Effective close of business July 8, 2022, International Index (the “Acquiring Portfolio”) acquired all the net assets and assumed all liabilities of VY® T.Rowe Price International Stock Portfolio (the “Acquired Portfolio”), an open-end investment company that is not included in this report, in a tax-free reorganization in exchange for shares of the Acquiring Portfolio. For financial reporting purposes, assets received and shares issued by the Acquiring Portfolio were recorded at fair value; however, the cost basis of the investments received from the Acquired Portfolio were carried forward to align ongoing reporting of the Acquiring Portfolio’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.
Assuming the acquisition had been completed on January 1, 2022, the beginning of the annual reporting period of the Acquiring Portfolio, the Acquiring Portfolio’s pro forma results of operations for the period ended July 8, 2022, are as follows (Unaudited):
Net investment income	$43,297,353
Net realized and unrealized loss on investments	$(512,439,452)
Net decrease in net assets resulting from operations	$(469,142,099)
Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Acquired Portfolio that have been included in the Acquiring Portfolio’s statement of operations since July 8, 2022.

NOTES TO FINANCIAL STATEMENTS as of June 30, 2022 (Unaudited) (continued)

NOTE 16 — SUBSEQUENT EVENTS (continued)

Net assets and unrealized appreciation or depreciation as of the reorganization date were as follows:
Total Net Assets of Appreciation (000s)	Total Net Assets of Acquiring Portfolio (000s)	Acquired Portfolio’s Capital Loss Carryforwards (000s)	Acquired Portfolio’s Unrealized Appreciation (000s)	Portfolios’ Conversion Ratio
$150,216	$1,995,297	$0	$2,320	1.290
The net assets of the Acquiring Portfolio after the acquisition of Acquired Portfolio were $2,145,513,244.
In connection with the reorganization, the new management fee for International Index, effective close of business July 8, 2022, is 0.48% on the first $500 million; 0.46% on the next $500 million; 0.44% on the next $500 million; 0.42% on the next $500 million; and 0.40% thereafter.
The Portfolios have evaluated events occurring after the Statements of Assets and Liabilities date through the date that the financial statements were issued (“subsequent events”) to determine whether any subsequent events necessitated adjustment to or disclosure in the financial statements. Other than the above, no such subsequent events were identified.

Voya Emerging Markets	PORTFOLIO OF INVESTMENTS
Index Portfolio	as of June 30, 2022 (Unaudited)

Shares		Value	Percentage of Net Assets
COMMON STOCK: 96.0%
	Brazil: 3.5%
478,800	Ambev SA	$1,224,115	0.2
66,944	Americanas SA	172,302	0.0
51,900	Atacadao Distribuicao Comercio e Industria Ltd.	165,316	0.0
626,007	B3 SA - Brasil Bolsa Balcao	1,316,978	0.2
147,310	Banco Bradesco SA	403,921	0.1
120,300	Banco BTG Pactual SA - Unit	514,903	0.1
88,900	Banco do Brasil S.A.	566,343	0.1
37,300	Banco Santander Brasil SA - Unit	204,979	0.0
72,400	BB Seguridade Participacoes SA	359,686	0.1
61,195 (1)	BRF - Brasil Foods SA	158,792	0.0
125,000	CCR SA	300,232	0.0
105,840	Centrais Eletricas Brasileiras SA	933,731	0.1
34,900	Cia de Saneamento Basico do Estado de Sao Paulo	280,150	0.0
71,200	Cia Siderurgica Nacional S.A.	209,650	0.0
124,400	Cosan SA	432,379	0.1
18,100	CPFL Energia SA	106,868	0.0
21,100	Energisa SA - Unit	162,601	0.0
19,650	Engie Brasil Energia SA	154,693	0.0
105,407	Equatorial Energia SA	460,826	0.1
473,607 (2)	Hapvida Participacoes e Investimentos S/A	494,109	0.1
43,100	Hypera S.A.	313,525	0.1
85,000	JBS SA	514,049	0.1
79,600	Klabin SA - Unit	307,239	0.1
61,689	Localiza Rent a Car SA	617,426	0.1
101,218	Lojas Renner SA	436,517	0.1
311,560	Magazine Luiza SA	140,497	0.0
91,471	Natura & Co. Holding SA	235,780	0.0
72,900 (1)	Petro Rio SA	306,034	0.0
378,698	Petroleo Brasileiro SA	2,211,354	0.3
110,300	Raia Drogasil SA	405,712	0.1
40,500 (2)	Rede D’Or Sao Luiz SA	224,344	0.0
130,900	Rumo SA	398,694	0.1
76,944	Suzano SA	732,324	0.1
51,500	Telefonica Brasil SA-VIVT3	466,147	0.1
86,700	TIM SA/Brazil	211,554	0.0
54,321	Totvs S.A.	241,948	0.0
74,000	Ultrapar Participacoes SA	174,485	0.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Brazil (continued)
408,150	Vale SA	$5,975,495	0.9
121,320	Vibra Energia SA	386,670	0.1
171,108	Weg S.A.	864,785	0.1
		23,787,153	3.5
	Chile: 0.3%
4,720,558	Banco de Chile	429,539	0.1
5,760	Banco de Credito e Inversiones SA	168,610	0.0
6,804,924	Banco Santander Chile	274,748	0.1
150,149	Cencosud SA	191,112	0.0
12,913	Cia Cervecerias Unidas banc SA	81,617	0.0
1,475,445	Cia Sud Americana de Vapores SA	131,828	0.0
118,283	Empresas CMPC SA	196,569	0.0
39,826	Empresas COPEC SA	293,818	0.1
2,179,519	Enel Americas SA	206,872	0.0
2,770,614	Enel Chile SA	62,649	0.0
75,442	Falabella SA	176,756	0.0
		2,214,118	0.3
	China: 34.7%
8,933	360 DigiTech, Inc. ADR	154,541	0.0
57,300	360 Security Technology, Inc. - A Shares	73,089	0.0
16,600	37 Interactive Entertainment Network Technology Group Co. Ltd.	52,852	0.0
157,000 (2)	3SBio, Inc.	125,101	0.0
75,000	AAC Technologies Holdings, Inc.	173,285	0.0
4,739 (1)	Advanced Micro-Fabrication Equipment, Inc. China - A Shares	82,883	0.0
17,000	AECC Aviation Power Co. Ltd. - A Shares	115,589	0.0
558,500	Agricultural Bank of China Ltd. - A Shares	252,112	0.1
2,946,000	Agricultural Bank of China Ltd. - H Shares	1,113,752	0.2
34,133	Aier Eye Hospital Group Co. Ltd. - A Shares	228,745	0.1
262,000 (1)	Air China Ltd. - H Shares	228,334	0.1
1,549,200 (1)	Alibaba Group Holding Ltd.	22,099,947	3.3
484,000 (1)	Alibaba Health Information Technology Ltd.	336,271	0.1

See Accompanying Notes to Financial Statements

Voya Emerging Markets	PORTFOLIO OF INVESTMENTS
Index Portfolio	as of June 30, 2022 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	China (continued)
1,240,000 (1)	Alibaba Pictures Group Ltd.	$121,919	0.0
70,750 (2)	A-Living Smart City Services Co. Ltd - H Shares	113,895	0.0
88,700 (1)	Aluminum Corp. of China Ltd. - A Shares	62,964	0.0
396,000	Aluminum Corp. of China Ltd. - H Shares	148,859	0.0
2,432 (1)	Amlogic Shanghai Co. Ltd. - A Shares	36,754	0.0
6,300	Angel Yeast Co. Ltd. - A Shares	45,954	0.0
28,100	Anhui Conch Cement Co., Ltd. - A Shares	148,364	0.0
126,500	Anhui Conch Cement Co., Ltd. - H Shares	549,000	0.1
2,200	Anhui Gujing Distillery Co. Ltd. - A Shares	82,198	0.0
13,100	Anhui Gujing Distillery Co. Ltd. - B Shares	204,556	0.0
4,600	Anhui Kouzi Distillery Co. Ltd. - A Shares	40,334	0.0
5,000	Anhui Yingjia Distillery Co. Ltd. - A Shares	48,733	0.0
2,200	Anjoy Foods Group Co. Ltd. - A Shares	55,246	0.0
124,000	Anta Sports Products Ltd.	1,525,991	0.2
1,700	Asymchem Laboratories Tianjin Co. Ltd. - A Shares	73,372	0.0
7,784	Autohome, Inc. ADR	306,145	0.1
14,300	Avary Holding Shenzhen Co. Ltd. - A Shares	64,732	0.0
28,500	AVIC Electromechanical Systems Co. Ltd. - A Shares	52,669	0.0
6,500	AVIC Helicopter Co. Ltd. - A Shares	43,845	0.0
114,500	AVIC Industry-Finance Holdings Co. Ltd. - A Shares	59,260	0.0
250,000	AviChina Industry & Technology Co. Ltd. - H Shares	142,912	0.0
160,000 (1)	Baidu, Inc.	3,030,911	0.5
8,368 (1)	Baidu, Inc. ADR	1,244,573	0.2
157,100	Bank of Beijing Co. Ltd. - A Shares	106,656	0.0
26,800	Bank of Chengdu Co. Ltd. - A Shares	66,503	0.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	China (continued)
241,100	Bank of China Ltd. - A Shares	$117,483	0.0
8,082,000	Bank of China Ltd. - H Shares	3,229,336	0.5
240,600	Bank of Communications Co. Ltd. - A Shares	179,162	0.0
886,000	Bank of Communications Co., Ltd. - H Shares	614,131	0.1
42,226	Bank of Hangzhou Co. Ltd. - A Shares	94,621	0.0
107,070	Bank of Jiangsu Co. Ltd. - A Shares	114,053	0.0
70,157	Bank of Nanjing Co. Ltd. - A Shares	109,362	0.0
42,900	Bank of Ningbo Co. Ltd. - A Shares	229,989	0.1
106,100	Bank of Shanghai Co. Ltd. - A Shares	103,928	0.0
143,900	Baoshan Iron & Steel Co. Ltd. - A Shares	129,580	0.0
4,791 (1)(3)	BeiGene Ltd. ADR	775,423	0.1
198,000 (1)	Beijing Capital International Airport Co., Ltd. - H Shares	135,115	0.0
3,800	Beijing Easpring Material Technology Co. Ltd. - A Shares	51,514	0.0
30,400	Beijing Enlight Media Co. Ltd. - A Shares	43,081	0.0
53,000	Beijing Enterprises Holdings Ltd.	188,439	0.0
412,000	Beijing Enterprises Water Group Ltd.	124,300	0.0
2,809	Beijing Kingsoft Office Software, Inc. - A Shares	82,884	0.0
11,300	Beijing New Building Materials PLC - A Shares	58,582	0.0
400	Beijing Roborock Technology Co. Ltd. - A Shares	36,946	0.0
10,980	Beijing Tiantan Biological Products Corp. Ltd. - A Shares	39,963	0.0
3,595	Beijing Wantai Biological Pharmacy Enterprise Co. Ltd. - A Shares	83,446	0.0
261,100	Beijing-Shanghai High Speed Railway Co. Ltd. - A Shares	196,035	0.0
18,780 (1)	Bilibili, Inc.	481,447	0.1
266,800	BOE Technology Group Co. Ltd. - A Shares	157,177	0.0

See Accompanying Notes to Financial Statements

Voya Emerging Markets	PORTFOLIO OF INVESTMENTS
Index Portfolio	as of June 30, 2022 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	China (continued)
334,000 (3)	Bosideng International Holdings Ltd.	$207,504	0.0
308,000 (1)(4)	Brilliance China Automotive Holdings Ltd.	140,914	0.0
11,700	BYD Co. Ltd. - A Shares	584,606	0.1
83,500	Byd Co., Ltd. - H Shares	3,365,843	0.5
69,000	BYD Electronic International Co. Ltd.	218,375	0.0
12,000	By-health Co. Ltd. - A Shares	38,872	0.0
40,820	Caitong Securities Co. Ltd. - A Shares	48,129	0.0
10,200 (1)(2)(3)	CanSino Biologics, Inc. - H Shares	104,672	0.0
1,078,000 (2)	CGN Power Co. Ltd. - H Shares	261,134	0.1
2,800	Changchun High & New Technology Industry Group, Inc. - A Shares	97,873	0.0
59,300	Changjiang Securities Co. Ltd. - A Shares	52,666	0.0
2,100	Changzhou Xingyu Automotive Lighting Systems Co. Ltd. - A Shares	53,722	0.0
15,600	Chaozhou Three-Circle Group Co. Ltd. - A Shares	70,250	0.0
6,500	Chengxin Lithium Group Co. Ltd. - A Shares	58,825	0.0
19,400 (1)	Chifeng Jilong Gold Mining Co. Ltd. - A Shares	45,802	0.0
20,400	China Baoan Group Co. Ltd. - A Shares	41,187	0.0
927,000	China Cinda Asset Management Co. Ltd. - H Shares	145,464	0.0
911,000	China CITIC Bank Corp. Ltd. - H Shares	408,050	0.1
215,000	China Coal Energy Co. - H Shares	181,676	0.0
252,000	China Communications Services Corp., Ltd. - H Shares	110,853	0.0
169,000	China Conch Venture Holdings Ltd.	368,618	0.1
9,787,000	China Construction Bank - H Shares	6,598,899	1.0
81,300	China Construction Bank Corp. - A Shares	73,667	0.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	China (continued)
35,700	China CSSC Holdings Ltd. - A Shares	$101,298	0.0
58,100 (1)	China Eastern Airlines Corp. Ltd. - A Shares	47,744	0.0
279,400 (1)	China Energy Engineering Corp. Ltd.	98,976	0.0
291,300	China Everbright Bank Co. Ltd. - A Shares	131,133	0.0
278,000	China Everbright Bank Co. Ltd. - H Shares	90,099	0.0
380,000	China Everbright Environment Group Ltd.	224,701	0.1
420,000	China Evergrande Group	55,440	0.0
364,000 (2)	China Feihe Ltd.	419,125	0.1
408,000	China Galaxy Securities Co. Ltd. - H Shares	236,033	0.1
311,000	China Gas Holdings Ltd.	481,466	0.1
30,100	China Greatwall Technology Group Co. Ltd. - A Shares	48,766	0.0
234,000 (3)	China Hongqiao Group Ltd.	263,611	0.1
8,100	China International Capital Corp. Ltd. - A Shares	54,001	0.0
154,000 (2)	China International Capital Corp. Ltd. - H Shares	328,826	0.1
594,000	China Jinmao Holdings Group Ltd.	160,100	0.0
29,603	China Jushi Co. Ltd. - A Shares	77,063	0.0
113,000	China Lesso Group Holdings Ltd.	171,047	0.0
21,900	China Life Insurance Co. Ltd. - A Shares	101,900	0.0
751,000	China Life Insurance Co., Ltd. - H Shares	1,311,053	0.2
43,000 (1)(2)	China Literature Ltd.	208,289	0.0
340,000	China Longyuan Power Group Corp. Ltd. - H Shares	658,909	0.1
140,000	China Medical System Holdings Ltd.	218,262	0.0
60,000	China Meidong Auto Holdings Ltd.	190,662	0.0
323,000	China Mengniu Dairy Co., Ltd.	1,619,249	0.3
129,600	China Merchants Bank Co. Ltd. - A Shares	819,596	0.1

See Accompanying Notes to Financial Statements

Voya Emerging Markets	PORTFOLIO OF INVESTMENTS
Index Portfolio	as of June 30, 2022 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	China (continued)
395,380	China Merchants Bank Co., Ltd. - H Shares	$2,670,565	0.4
136,428	China Merchants Port Holdings Co. Ltd.	232,361	0.1
54,970	China Merchants Securities Co. Ltd. - A Shares	118,538	0.0
53,600	China Merchants Shekou Industrial Zone Holdings Co. Ltd. - A Shares	107,732	0.0
8,200	China Minmetals Rare Earth Co. Ltd. - A Shares	38,415	0.0
231,480	China Minsheng Banking Corp. Ltd. - A Shares	128,722	0.0
625,600	China Minsheng Banking Corp. Ltd. - H Shares	223,345	0.1
109,000	China Molybdenum Co. Ltd. - A Shares	93,277	0.0
406,000	China National Building Material Co., Ltd. - H Shares	434,892	0.1
42,400	China National Chemical Engineering Co. Ltd. - A Shares	59,739	0.0
116,300	China National Nuclear Power Co. Ltd. - A Shares	119,406	0.0
23,900	China Northern Rare Earth Group High-Tech Co. Ltd. - A Shares	125,924	0.0
184,000	China Oilfield Services Ltd. - H Shares	179,668	0.0
392,500	China Overseas Land & Investment Ltd.	1,248,529	0.2
135,000	China Overseas Property Holdings Ltd.	145,520	0.0
48,803	China Pacific Insurance Group Co. Ltd. - A Shares	172,017	0.0
262,600	China Pacific Insurance Group Co., Ltd. - H Shares	644,948	0.1
248,652	China Petroleum & Chemical Corp. - A Shares	151,418	0.0
2,547,600	China Petroleum & Chemical Corp. - H Shares	1,147,948	0.2
557,000	China Power International Development Ltd. - H Shares	353,931	0.1
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	China (continued)
154,300	China Railway Group Ltd. - A Shares	$141,686	0.0
410,000	China Railway Group Ltd. - H Shares	253,806	0.1
166,000	China Resources Beer Holdings Co Ltd.	1,240,514	0.2
280,000	China Resources Cement Holdings Ltd. - H Shares	188,642	0.0
94,600	China Resources Gas Group Ltd.	440,970	0.1
328,444	China Resources Land Ltd.	1,540,169	0.2
8,900	China Resources Microelectronics Ltd. - A Shares	78,833	0.0
70,200 (2)	China Resources Mixc Lifestyle Services Ltd.	348,746	0.1
198,000	China Resources Power Holdings Co.	408,980	0.1
7,800	China Resources Sanjiu Medical & Pharmaceutical Co. Ltd. - A Shares	52,508	0.0
472,000 (1)	China Ruyi Holdings Ltd.	173,417	0.0
43,070	China Shenhua Energy Co. Ltd. - A Shares	214,112	0.0
343,000	China Shenhua Energy Co., Ltd. - H Shares	983,821	0.2
66,600 (1)	China Southern Airlines Co. Ltd. - A Shares	72,899	0.0
192,000 (1)	China Southern Airlines Co., Ltd. - H Shares	111,327	0.0
281,540	China State Construction Engineering Corp. Ltd. - A Shares	223,753	0.1
212,000	China State Construction International Holdings Ltd.	234,610	0.1
181,000	China Suntien Green Energy Corp. Ltd. - H Shares	92,197	0.0
153,028	China Taiping Insurance Holdings Co., Ltd.	189,016	0.0
183,800	China Three Gorges Renewables Group Co. Ltd. - A Shares	172,901	0.0
12,212	China Tourism Group Duty Free Corp. Ltd. - A Shares	425,744	0.1
4,506,000 (2)	China Tower Corp. Ltd. - H Shares	580,607	0.1

See Accompanying Notes to Financial Statements

Voya Emerging Markets	PORTFOLIO OF INVESTMENTS
Index Portfolio	as of June 30, 2022 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	China (continued)
292,000	China Traditional Chinese Medicine Holdings Co. Ltd.	$181,307	0.0
232,200	China United Network Communications Ltd. - A Shares	120,136	0.0
70,500	China Vanke Co. Ltd. - A Shares	215,946	0.0
164,700	China Vanke Co. Ltd. - H Shares	414,678	0.1
142,000	China Yangtze Power Co. Ltd. - A Shares	490,754	0.1
3,400	China Zhenhua Group Science & Technology Co. Ltd. - A Shares	69,245	0.0
284,000	Chinasoft International Ltd.	291,462	0.1
3,300	Chongqing Brewery Co. Ltd. - A Shares	72,374	0.0
71,760	Chongqing Changan Automobile Co. Ltd. - A Shares	186,174	0.0
10,200	Chongqing Zhifei Biological Products Co. Ltd. - A Shares	169,402	0.0
82,000	CIFI Ever Sunshine Services Group Ltd.	105,117	0.0
422,104	CIFI Holdings Group Co. Ltd.	212,774	0.0
592,000	CITIC Ltd.	603,495	0.1
86,360	CITIC Securities Co. Ltd. - A Shares	280,406	0.1
204,825	CITIC Securities Co. Ltd. - H Shares	459,132	0.1
363,000	CMOC Group Ltd. - H Shares	202,702	0.0
2,200	CNGR Advanced Material Co. Ltd. - A Shares	40,844	0.0
14,400	Contemporary Amperex Technology Co. Ltd. - A Shares	1,153,619	0.2
85,760	COSCO SHIPPING Holdings Co. Ltd. - A Shares	178,579	0.0
315,650	COSCO Shipping Holdings Co., Ltd. - H Shares	443,060	0.1
188,000	COSCO Shipping Ports, Ltd.	132,952	0.0
827,133	Country Garden Holdings Co. Ltd.	516,199	0.1
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	China (continued)
206,000	Country Garden Services Holdings Co. Ltd. - H Shares	$924,501	0.2
123,600	CRRC Corp. Ltd. - A Shares	96,157	0.0
494,000	CRRC Corp. Ltd. - H Shares	184,130	0.0
29,100	CSC Financial Co. Ltd. - A Shares	126,066	0.0
917,360	CSPC Pharmaceutical Group Ltd.	916,924	0.2
214,000 (2)	Dali Foods Group Co. Ltd.	113,821	0.0
108,700	Daqin Railway Co. Ltd. - A Shares	107,050	0.0
5,998 (1)	Daqo New Energy Corp. ADR	428,137	0.1
8,032	DaShenLin Pharmaceutical Group Co. Ltd. - A Shares	37,552	0.0
24,300	Dongfang Electric Corp. Ltd. - A Shares	59,881	0.0
288,000	Dongfeng Motor Group Co., Ltd. - H Shares	219,254	0.0
151,000	Dongyue Group Ltd.	189,425	0.0
84,436	East Money Information Co. Ltd. - A Shares	321,600	0.1
2,800	Ecovacs Robotics Co. Ltd. - A Shares	51,126	0.0
80,800	ENN Energy Holdings Ltd.	1,335,521	0.2
12,045	Eve Energy Co. Ltd. - A Shares	176,450	0.0
30,600	Everbright Securities Co. Ltd. - A Shares	72,173	0.0
36,100 (1)	Fangda Carbon New Material Co. Ltd. - A Shares	41,012	0.0
164,000	Far East Horizon Ltd.	137,761	0.0
43,000	First Capital Securities Co. Ltd. - A Shares	41,290	0.0
12,600	Flat Glass Group Co. Ltd. - A Shares	71,913	0.0
39,000	Flat Glass Group Co. Ltd. - H Shares	137,294	0.0
97,600	Focus Media Information Technology Co. Ltd. - A Shares	98,364	0.0
24,208	Foshan Haitian Flavouring & Food Co. Ltd. - A Shares	327,655	0.1

See Accompanying Notes to Financial Statements

Voya Emerging Markets	PORTFOLIO OF INVESTMENTS
Index Portfolio	as of June 30, 2022 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	China (continued)
255,968	Fosun International Ltd.	$236,454	0.1
74,600	Founder Securities Co. Ltd. - A Shares	74,911	0.0
69,900	Foxconn Industrial Internet Co. Ltd. - A Shares	102,908	0.0
13,900	Fuyao Glass Industry Group Co. Ltd. - A Shares	86,794	0.0
61,200 (2)	Fuyao Glass Industry Group Co. Ltd. - H Shares	309,607	0.1
7,200	Ganfeng Lithium Co. Ltd. - A Shares	160,542	0.0
36,840 (2)	Ganfeng Lithium Co. Ltd. - H Shares	406,035	0.1
118,400	GD Power Development Co. Ltd. - A Shares	69,287	0.0
89,200 (1)	GDS Holdings Ltd.	375,103	0.1
613,000	Geely Automobile Holdings Ltd.	1,403,985	0.2
33,100	GEM Co. Ltd. - A Shares	45,094	0.0
34,900	Gemdale Corp. - A Shares	70,158	0.0
118,000 (1)	Genscript Biotech Corp. - H Shares	429,087	0.1
37,300	GF Securities Co. Ltd. - A Shares	104,523	0.0
114,400	GF Securities Co. Ltd. - H Shares	151,575	0.0
5,060	Gigadevice Semiconductor Beijing, Inc. - A Shares	108,037	0.0
2,700	Ginlong Technologies Co. Ltd. - A Shares	86,304	0.0
22,800	GoerTek, Inc. - A Shares	114,523	0.0
11,400	Gotion High-tech Co. Ltd. - A Shares	77,927	0.0
16,600	Great Wall Motor Co. Ltd. - A Shares	92,016	0.0
311,000	Great Wall Motor Co. Ltd. - H Shares	644,144	0.1
20,100	Gree Electric Appliances, Inc. of Zhuhai - A Shares	101,487	0.0
90,000	Greentown China Holdings Ltd. - H Shares	187,132	0.0
150,000	Greentown Service Group Co. Ltd.	169,784	0.0
11,400	Guangdong Haid Group Co. Ltd. - A Shares	102,292	0.0
298,000	Guangdong Investment Ltd.	314,996	0.1
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	China (continued)
2,600	Guangdong Kinlong Hardware Products Co. Ltd. - A Shares	$50,488	0.0
46,200	Guanghui Energy Co. Ltd. - A Shares	72,574	0.0
32,300	Guangzhou Automobile Group Co. Ltd. - A Shares	73,695	0.0
301,200	Guangzhou Automobile Group Co. Ltd. - H Shares	292,206	0.1
14,300	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. - A Shares	67,478	0.0
23,500	Guangzhou Haige Communications Group, Inc. Co. - A Shares	31,973	0.0
3,200	Guangzhou Kingmed Diagnostics Group Co. Ltd. - A Shares	39,473	0.0
4,500	Guangzhou Shiyuan Electronic Technology Co. Ltd. - A Shares	50,680	0.0
13,140	Guangzhou Tinci Materials Technology Co. Ltd. - A Shares	122,075	0.0
54,400	Guosen Securities Co. Ltd. - A Shares	77,989	0.0
56,900	Guotai Junan Securities Co. Ltd. - A Shares	129,524	0.0
40,040	Guoyuan Securities Co. Ltd. - A Shares	37,272	0.0
114,000 (1)(2)(3)	Haidilao International Holding Ltd.	266,920	0.1
43,400	Haier Smart Home Co. Ltd. - A Shares	178,490	0.0
230,000	Haier Smart Home Co. Ltd. - H Shares	856,050	0.1
66,000	Haitian International Holdings Ltd.	168,826	0.0
65,300	Haitong Securities Co. Ltd. - A Shares	95,916	0.0
291,600	Haitong Securities Co. Ltd. - H Shares	214,656	0.0
1,908,000 (1)(4)(5)	Hanergy Mobile Energy Holding Group Co Ltd.	–	–
8,000	Hangzhou First Applied Material Co. Ltd. - A Shares	78,599	0.0
3,700	Hangzhou Lion Electronics Co. Ltd. - A Shares	37,390	0.0

See Accompanying Notes to Financial Statements

Voya Emerging Markets	PORTFOLIO OF INVESTMENTS
Index Portfolio	as of June 30, 2022 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	China (continued)
8,200	Hangzhou Robam Appliances Co. Ltd. - A Shares	$44,191	0.0
9,100	Hangzhou Silan Microelectronics Co. Ltd. - A Shares	70,989	0.0
3,100	Hangzhou Tigermed Consulting Co. Ltd. - A Shares	53,127	0.0
11,600 (2)	Hangzhou Tigermed Consulting Co. Ltd. - H Shares	134,531	0.0
122,000 (2)	Hansoh Pharmaceutical Group Co. Ltd.	247,043	0.1
24,300	Henan Shuanghui Investment & Development Co. Ltd. - A Shares	106,493	0.0
65,500	Hengan International Group Co., Ltd.	308,312	0.1
37,020	Hengli Petrochemical Co. Ltd. - A Shares	123,226	0.0
28,470	Hengyi Petrochemical Co. Ltd. - A Shares	44,766	0.0
106,800	Hesteel Co. Ltd. - A Shares	36,095	0.0
4,100	Hithink RoyalFlush Information Network Co. Ltd. - A Shares	59,076	0.0
78,452 (3)	Hopson Development Holdings Ltd.	119,588	0.0
3,300	Hoshine Silicon Industry Co. Ltd. - A Shares	58,347	0.0
59,000 (1)(2)	Hua Hong Semiconductor Ltd.	214,162	0.0
11,140	Huadong Medicine Co. Ltd. - A Shares	75,361	0.0
45,900	Huafon Chemical Co. Ltd. - A Shares	57,999	0.0
15,230	Hualan Biological Engineering, Inc. - A Shares	52,006	0.0
64,700	Huaneng Power International, Inc. - A Shares	68,137	0.0
396,000	Huaneng Power International, Inc. - H Shares	197,159	0.0
52,000	Huatai Securities Co. Ltd. - A Shares	110,640	0.0
156,000 (2)	Huatai Securities Co. Ltd. - H Shares	232,048	0.1
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	China (continued)
97,800	Huaxia Bank Co. Ltd. - A Shares	$76,204	0.0
14,600	Huaxin Cement Co. Ltd. - A Shares	42,604	0.0
24,300	Huayu Automotive Systems Co. Ltd. - A Shares	83,622	0.0
19,859	Huazhu Group Ltd. ADR	756,628	0.1
6,800	Hubei Xingfa Chemicals Group Co. Ltd. - A Shares	44,810	0.0
3,300	Huizhou Desay Sv Automotive Co. Ltd. - A Shares	73,113	0.0
15,100	Humanwell Healthcare Group Co. Ltd. - A Shares	36,121	0.0
11,510	Hundsun Technologies, Inc. - A Shares	75,074	0.0
8,882 (1)	Hutchmed China Ltd. ADR	112,268	0.0
34,800 (2)(3)	Hygeia Healthcare Holdings Co. Ltd.	232,062	0.1
17,600	Iflytek Co. Ltd. - A Shares	108,676	0.0
1,127	Imeik Technology Development Co. Ltd. - A Shares	101,273	0.0
5,716,000	Industrial & Commercial Bank of China - H Shares	3,410,446	0.5
428,400	Industrial & Commercial Bank of China Ltd. - A Shares	305,465	0.1
131,900	Industrial Bank Co. Ltd. - A Shares	393,117	0.1
45,400	Industrial Securities Co. Ltd. - A Shares - A Shares	47,943	0.0
4,000	Ingenic Semiconductor Co. Ltd. - A Shares	63,773	0.0
303,500	Inner Mongolia BaoTou Steel Union Co. Ltd. - A Shares	106,728	0.0
72,100	Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd. - A Shares	52,612	0.0
42,200	Inner Mongolia Yili Industrial Group Co. Ltd. - A Shares - XSSC	245,837	0.1
117,100 (1)	Inner Mongolia Yitai Coal Co. - A Shares	191,915	0.0

See Accompanying Notes to Financial Statements

Voya Emerging Markets	PORTFOLIO OF INVESTMENTS
Index Portfolio	as of June 30, 2022 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	China (continued)
34,800	Inner Mongolia Yuan Xing Energy Co. Ltd. - A Shares	$54,793	0.0
105,000 (1)(2)	Innovent Biologics, Inc.	469,777	0.1
14,268	Inspur Electronic Information Industry Co. Ltd. - A Shares	56,591	0.0
35,241 (1)	iQIYI, Inc. ADR	148,012	0.0
14,260	JA Solar Technology Co. Ltd. - A Shares	168,464	0.0
5,380	Jafron Biomedical Co. Ltd. - A Shares	40,965	0.0
5,590	Jason Furniture Hangzhou Co. Ltd. - A Shares	47,359	0.0
13,800	JCET Group Co. Ltd. - A Shares	55,813	0.0
114,300 (1)(2)	JD Health International, Inc. - H Shares	904,790	0.1
204,659	JD.com, Inc. - Class A	6,594,735	1.0
29,100	Jiangsu Eastern Shenghong Co. Ltd. - A Shares	73,811	0.0
128,000	Jiangsu Expressway Co. Ltd. - H Shares	129,127	0.0
8,320	Jiangsu Hengli Hydraulic Co. Ltd. - A Shares	76,807	0.0
41,877	Jiangsu Hengrui Medicine Co. Ltd. - A Shares	232,427	0.1
7,700	Jiangsu King’s Luck Brewery JSC Ltd. - A Shares	58,746	0.0
9,576	Jiangsu Yanghe Brewery Joint-Stock Co. Ltd. - A Shares	262,615	0.1
11,000	Jiangsu Yuyue Medical Equipment & Supply Co. Ltd. - A Shares	42,185	0.0
22,500	Jiangsu Zhongtian Technology Co. Ltd. - A Shares	77,921	0.0
134,000	Jiangxi Copper Co., Ltd. - H Shares	183,239	0.0
10,100 (1)	Jiangxi Special Electric Motor Co. Ltd. - A Shares	37,886	0.0
153,000 (2)	Jinxin Fertility Group Ltd.	141,109	0.0
2,300	JiuGui Liquor Co. Ltd. - A Shares	63,965	0.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	China (continued)
75,000 (2)(3)	Jiumaojiu International Holdings Ltd.	$199,768	0.0
2,400	Joinn Laboratories China Co. Ltd. - A Shares	40,878	0.0
5,730	JOYY, Inc. ADR	171,098	0.0
5,200	Juewei Food Co. Ltd. - A Shares	44,984	0.0
8,677 (1)	Kanzhun Ltd. ADR	228,032	0.0
31,970 (1)	KE Holdings, Inc. ADR	573,861	0.1
68,000	Kingboard Holdings Ltd.	257,873	0.1
95,000	Kingboard Laminates Holdings Ltd.	117,391	0.0
266,000 (1)	Kingdee International Software Group Co., Ltd.	626,699	0.1
98,200	Kingsoft Corp. Ltd.	383,705	0.1
178,300 (1)(2)	Kuaishou Technology	2,003,856	0.3
18,400 (1)	Kuang-Chi Technologies Co. Ltd. - A Shares	47,588	0.0
400,000	Kunlun Energy Co. Ltd.	328,020	0.1
7,700	Kweichow Moutai Co. Ltd. - A Shares (Nth SSE-SEHK)	2,355,064	0.4
21,300	LB Group Co. Ltd. - A Shares	63,914	0.0
4,782 (1)	Legend Biotech Corp. ADR	263,010	0.1
740,000	Lenovo Group Ltd.	695,384	0.1
34,800	Lens Technology Co. Ltd. - A Shares	57,780	0.0
17,800	Lepu Medical Technology Beijing Co. Ltd. - A Shares	49,440	0.0
55,815 (1)	Li Auto, Inc. ADR	2,138,273	0.3
240,500	Li Ning Co. Ltd.	2,239,318	0.3
63,400 (1)	Lingyi iTech Guangdong Co. - A Shres - A Shares	47,647	0.0
171,000 (4)	Logan Group Co. Ltd.	42,757	0.0
186,500 (2)	Longfor Group Holdings Ltd.	887,021	0.1
47,144	LONGi Green Energy Technology Co. Ltd. - A Shares	471,519	0.1
85,930	Lufax Holding Ltd. ADR	515,580	0.1
45,266	Luxshare Precision Industry Co. Ltd. - A Shares	228,925	0.1
9,200	Luzhou Laojiao Co. Ltd. - A Shares	339,568	0.1

See Accompanying Notes to Financial Statements

Voya Emerging Markets	PORTFOLIO OF INVESTMENTS
Index Portfolio	as of June 30, 2022 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	China (continued)
14,290	Mango Excellent Media Co. Ltd. - A Shares	$71,506	0.0
3,136	Maxscend Microelectronics Co. Ltd. - A Shares	63,431	0.0
417,800 (1)(2)	Meituan Class B	10,425,902	1.5
135,800	Metallurgical Corp. of China Ltd. - A Shares	71,002	0.0
64,800 (1)(3)	Microport Scientific Corp.	188,179	0.0
15,600	Ming Yang Smart Energy Group Ltd. - A Shares	79,065	0.0
68,000	Ming Yuan Cloud Group Holdings Ltd.	109,614	0.0
78,000	Minth Group Ltd.	213,711	0.0
312,000 (1)	MMG Ltd.	115,844	0.0
6,740	Montage Technology Co. Ltd. - A Shares	61,062	0.0
33,112	Muyuan Foods Co. Ltd. - A Shares	274,153	0.1
8,788	Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd. - A Shares	37,057	0.0
43,484	NARI Technology Co. Ltd. - A Shares	175,956	0.0
17,400 (1)	National Silicon Industry Group Co. Ltd. - A Shares	59,925	0.0
3,300	NAURA Technology Group Co. Ltd. - A Shares	137,174	0.0
211,700	NetEase, Inc.	3,988,323	0.6
14,600	New China Life Insurance Co. Ltd. - A Shares	70,378	0.0
90,500	New China Life Insurance Co. Ltd. - H Shares	254,690	0.1
28,500 (1)	New Hope Liuhe Co. Ltd. - A Shares	65,278	0.0
156,200 (1)	New Oriental Education & Technology Group, Inc.	317,864	0.1
172,000	Nine Dragons Paper Holdings Ltd.	145,826	0.0
10,500	Ninestar Corp. - A Shares	79,622	0.0
1,200	Ningbo Deye Technology Co. Ltd. - A Shares	50,367	0.0
4,800	Ningbo Orient Wires & Cables Co. Ltd. - A Shares	54,957	0.0
2,904	Ningbo Ronbay New Energy Technology Co. Ltd. - A Shares	56,611	0.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	China (continued)
16,893	Ningbo Shanshan Co. Ltd. - A Shares	$75,122	0.0
6,900	Ningbo Tuopu Group Co. Ltd. - A Shares	70,775	0.0
38,700	Ningxia Baofeng Energy Group Co. Ltd. - A Shares	84,716	0.0
134,085 (1)	NIO, Inc. ADR	2,912,326	0.4
179,400 (2)	Nongfu Spring Co. Ltd. - H Shares	1,035,236	0.2
61,300	Offshore Oil Engineering Co. Ltd. - A Shares	37,952	0.0
3,520	Oppein Home Group, Inc. - A Shares	79,311	0.0
13,500	Orient Overseas International Ltd.	359,686	0.1
53,120	Orient Securities Co. Ltd./China - A Shares	81,268	0.0
6,380	Ovctek China, Inc. - A Shares	54,637	0.0
953,000	Peoples Insurance Co. Group of China Ltd. - H Shares	291,794	0.1
157,100	PetroChina Co. Ltd. - A Shares	123,848	0.0
2,120,000	PetroChina Co., Ltd. - H Shares	994,293	0.2
7,050	Pharmaron Beijing Co. Ltd. - A Shares	100,340	0.0
22,050 (2)	Pharmaron Beijing Co. Ltd. - H Shares	221,479	0.0
709,244	PICC Property & Casualty Co., Ltd. - H Shares	739,604	0.1
44,756 (1)	Pinduoduo, Inc. ADR	2,765,921	0.4
124,600	Ping An Bank Co. Ltd. - A Shares	279,624	0.1
55,100 (1)(2)	Ping An Healthcare and Technology Co. Ltd.	163,935	0.0
73,100	Ping An Insurance Group Co. of China Ltd. - A Shares	511,236	0.1
641,500	Ping An Insurance Group Co. of China Ltd. - H Shares	4,415,602	0.7
21,100	Pingdingshan Tianan Coal Mining Co. Ltd. - A Shares	42,835	0.0
76,100	Poly Developments and Holdings Group Co. Ltd. - A Shares	198,764	0.0

See Accompanying Notes to Financial Statements

Voya Emerging Markets	PORTFOLIO OF INVESTMENTS
Index Portfolio	as of June 30, 2022 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	China (continued)
57,600 (2)	Pop Mart International Group Ltd.	$279,478	0.1
181,700	Postal Savings Bank of China Co. Ltd. - A Shares	146,582	0.0
802,000 (2)	Postal Savings Bank of China Co. Ltd. - H Shares	639,129	0.1
99,000	Power Construction Corp. of China Ltd. - A Shares	116,585	0.0
1,300	Proya Cosmetics Co. Ltd. - A Shares	32,088	0.0
48,638 (1)	RLX Technology, Inc. ADR	103,599	0.0
65,350	Rongsheng Petrochemical Co. Ltd. - A Shares	150,521	0.0
53,400	SAIC Motor Corp. Ltd. - A Shares	142,383	0.0
3,100	Sangfor Technologies, Inc. - A Shares	48,173	0.0
116,000	Sany Heavy Equipment International Holdings Co. Ltd.	122,608	0.0
55,700	Sany Heavy Industry Co. Ltd. - A Shares	158,955	0.0
17,825	Satellite Chemical Co. Ltd. - A Shares	68,937	0.0
47,200	SDIC Power Holdings Co. Ltd. - A Shares	74,067	0.0
201,333 (1)	Seazen Group Ltd.	99,783	0.0
16,700	Seazen Holdings Co. Ltd. - A Shares	63,512	0.0
30,900	SF Holding Co. Ltd. - A Shares	258,074	0.1
2,700	SG Micro Corp. - A Shares	73,710	0.0
62,700	Shaanxi Coal Industry Co. Ltd. - A Shares	198,376	0.0
20,964	Shandong Gold Mining Co. Ltd. - A Shares	57,718	0.0
83,000 (2)	Shandong Gold Mining Co. Ltd. - H Shares	144,129	0.0
17,410	Shandong Hualu Hengsheng Chemical Co. Ltd. - A Shares	76,080	0.0
11,200	Shandong Linglong Tyre Co. Ltd. - A Shares	42,507	0.0
88,030	Shandong Nanshan Aluminum Co. Ltd. - A Shares	48,597	0.0
255,200	Shandong Weigao Group Medical Polymer Co., Ltd. - H Shares	298,053	0.1
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	China (continued)
8,028	Shanghai Bairun Investment Holding Group Co. Ltd. - A Shares	$36,084	0.0
9,190	Shanghai Baosight Software Co. Ltd. - A Shares	75,190	0.0
41,600 (1)	Shanghai Baosight Software Co., Ltd. - Class B	175,758	0.0
88,800	Shanghai Construction Group Co. Ltd. - A Shares	40,188	0.0
97,400	Shanghai Electric Group Co. Ltd. - A Shares	59,889	0.0
11,200	Shanghai Fosun Pharmaceutical Group Co. Ltd. - A Shares	73,773	0.0
52,500	Shanghai Fosun Pharmaceutical Group Co. Ltd. - H Shares	195,290	0.0
8,000 (1)	Shanghai International Airport Co. Ltd. - A Shares	67,922	0.0
71,200	Shanghai International Port Group Co. Ltd. - A Shares	62,127	0.0
5,700	Shanghai Jinjiang International Hotels Co. Ltd. - A Shares	53,683	0.0
4,800 (1)	Shanghai Junshi Biosciences Co. Ltd. - A Shares	54,021	0.0
139,033 (1)	Shanghai Lujiazui Finance & Trade Zone Development Co., Ltd. - B Shares	122,318	0.0
5,800	Shanghai M&G Stationery, Inc. - A Shares	48,658	0.0
108,600	Shanghai Pharmaceuticals Holding Co. Ltd. - H Shares	180,319	0.0
189,900	Shanghai Pudong Development Bank Co. Ltd. - A Shares	227,530	0.1
9,180	Shanghai Putailai New Energy Technology Co. Ltd. - A Shares	116,307	0.0
62,200	Shanghai RAAS Blood Products Co. Ltd. - A Shares	55,144	0.0

See Accompanying Notes to Financial Statements

Voya Emerging Markets	PORTFOLIO OF INVESTMENTS
Index Portfolio	as of June 30, 2022 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	China (continued)
28,064	Shanghai Yuyuan Tourist Mart Group Co. Ltd. - A Shares	$39,616	0.0
28,900	Shanxi Coking Coal Energy Group Co. Ltd. - A Shares	57,806	0.0
21,950	Shanxi Lu’an Environmental Energy Development Co. Ltd. - A Shares	47,813	0.0
26,700	Shanxi Meijin Energy Co. Ltd. - A Shares	48,780	0.0
43,520	Shanxi Securities Co. Ltd. - A Shares	37,407	0.0
50,200	Shanxi Taigang Stainless Steel Co. Ltd. - A Shares	40,853	0.0
7,580	Shanxi Xinghuacun Fen Wine Factory Co. Ltd. - A Shares	368,563	0.1
16,100	Shenghe Resources Holding Co. Ltd. - A Shares	54,426	0.0
20,000	Shengyi Technology Co. Ltd. - A Shares	50,875	0.0
4,320	Shennan Circuits Co. Ltd. - A Shares	60,641	0.0
165,700	Shenwan Hongyuan Group Co. Ltd. - A Shares	106,367	0.0
5,760	Shenzhen Capchem Technology Co. Ltd. - A Shares	45,365	0.0
1,100	Shenzhen Dynanonic Co. Ltd. - A Shares	67,216	0.0
17,000	Shenzhen Inovance Technology Co. Ltd. - A Shares	167,714	0.0
130,980	Shenzhen International Holdings Ltd.	129,099	0.0
8,160	Shenzhen Kangtai Biological Products Co. Ltd. - A Shares	55,186	0.0
7,600	Shenzhen Mindray Bio-Medical Electronics Co. Ltd. - A Shares	356,367	0.1
63,400	Shenzhen Overseas Chinese Town Co. Ltd. - A Shares	61,593	0.0
4,400	Shenzhen Transsion Holdings Co. Ltd. - A Shares	58,862	0.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	China (continued)
84,500	Shenzhou International Group Holdings Ltd.	$1,031,374	0.2
13,860	Shijiazhuang Yiling Pharmaceutical Co. Ltd. - A Shares	50,311	0.0
150,500 (3)(4)	Shimao Group Holdings Ltd.	76,297	0.0
32,500	Sichuan Chuantou Energy Co. Ltd. - A Shares	57,901	0.0
15,800	Sichuan Kelun Pharmaceutical Co. Ltd. - A Shares	44,190	0.0
38,300	Sichuan Road & Bridge Co. Ltd. - A Shares	60,320	0.0
3,300	Sichuan Swellfun Co. Ltd. - A Shares	45,713	0.0
8,000	Silergy Corp.	646,875	0.1
1,066,250	Sino Biopharmaceutical Ltd.	679,866	0.1
13,000	Sinoma Science & Technology Co. Ltd. - A Shares	53,510	0.0
3,120	Sinomine Resource Group Co. Ltd. - A Shares	43,303	0.0
136,800	Sinopharm Group Co. - H Shares	331,211	0.1
73,000	Sinotruk Hong Kong Ltd.	102,743	0.0
2,485 (1)	Skshu Paint Co. Ltd. - A Shares	48,120	0.0
184,000 (2)(3)	Smoore International Holdings Ltd.	567,891	0.1
24,240	Songcheng Performance Development Co. Ltd. - A Shares	55,692	0.0
1,100	StarPower Semiconductor Ltd. - A Shares	63,572	0.0
376,000 (4)	Sunac China Holdings Ltd.	197,516	0.1
9,300	Sungrow Power Supply Co. Ltd. - A Shares	136,930	0.0
72,800	Sunny Optical Technology Group Co. Ltd.	1,193,685	0.2
12,200	Sunwoda Electronic Co. Ltd. - A Shares	57,822	0.0

See Accompanying Notes to Financial Statements

Voya Emerging Markets	PORTFOLIO OF INVESTMENTS
Index Portfolio	as of June 30, 2022 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	China (continued)
15,600	Suzhou Dongshan Precision Manufacturing Co. Ltd. - A Shares	$53,571	0.0
1,280	Suzhou Maxwell Technologies Co. Ltd. - A Shares	94,300	0.0
4,300	Suzhou TA&A Ultra Clean Technology Co. Ltd. - A Shares	56,461	0.0
43,368 (1)	TAL Education Group ADR	211,202	0.0
25,400	TBEA Co. Ltd. - A Shares	104,224	0.0
110,500	TCL Technology Group Corp. - A Shares	79,249	0.0
21,300	TCL Zhonghuan Renewable Energy Technology Co. Ltd.	187,674	0.0
637,100	Tencent Holdings Ltd.	28,838,425	4.2
72,559 (1)	Tencent Music Entertainment Group ADR	364,246	0.1
2,700	Thunder Software Technology Co. Ltd. - A Shares	52,818	0.0
34,900	Tianshan Aluminum Group Co. Ltd. - A Shares	34,150	0.0
33,900	Tianshui Huatian Technology Co. Ltd. - A Shares	47,585	0.0
9,700 (1)	Tibet Summit Resources Co. Ltd. - A Shares	41,722	0.0
204,000	Tingyi Cayman Islands Holding Corp.	350,588	0.1
26,600	Titan Wind Energy Suzhou Co. Ltd. - A Shares	65,878	0.0
18,592	Toly Bread Co. Ltd. - A Shares	46,031	0.0
123,200 (1)	Tongcheng Travel Holdings Ltd.	266,374	0.1
17,900	Tongkun Group Co. Ltd. - A Shares	42,579	0.0
82,700	Tongling Nonferrous Metals Group Co. Ltd. - A Shares	40,415	0.0
28,600	Tongwei Co. Ltd. - A Shares	256,491	0.1
2,000 (1)	Topchoice Medical Corp. - A Shares	52,263	0.0
204,000 (2)	Topsports International Holdings Ltd. - H Shares	185,786	0.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	China (continued)
98,000	Travelsky Technology Ltd. - H Shares	$191,094	0.0
13,753	Trina Solar Co. Ltd. - A Shares	134,628	0.0
55,291 (1)	Trip.com Group Ltd. ADR	1,517,738	0.2
5,300	Tsingtao Brewery Co. Ltd. - A Shares	82,471	0.0
62,000	Tsingtao Brewery Co., Ltd. - H Shares	645,392	0.1
4,400	Unigroup Guoxin Microelectronics Co. Ltd. - A Shares	124,891	0.0
133,000	Uni-President China Holdings Ltd.	114,368	0.0
22,900	Unisplendour Corp. Ltd. - A Shares	66,514	0.0
37,000	Vinda International Holdings Ltd.	94,906	0.0
46,217 (1)	Vipshop Holdings Ltd. ADR	457,086	0.1
10,540	Walvax Biotechnology Co. Ltd. - A Shares	76,290	0.0
20,000	Wanhua Chemical Group Co. Ltd. - A Shares	290,408	0.1
490,000	Want Want China Holdings Ltd.	427,312	0.1
7,292 (1)	Weibo Corp. ADR	168,664	0.0
42,100	Weichai Power Co. Ltd. - A Shares	78,646	0.0
199,000	Weichai Power Co. Ltd. - H Shares	316,928	0.1
40,920 (1)	Wens Foodstuffs Group Co. Ltd. - A Shares	130,301	0.0
47,500	Western Securities Co. Ltd. - A Shares	46,519	0.0
3,223	Western Superconducting Technologies Co. Ltd. - A Shares	44,494	0.0
7,000	Westone Information Industry, Inc. - A Shares	44,990	0.0
124,000	Wharf Holdings Ltd.	451,873	0.1
5,600	Will Semiconductor Co. Ltd. Shanghai - A Shares	145,333	0.0
8,100	Wingtech Technology Co. Ltd. - A Shares	103,429	0.0
43,500	Wuchan Zhongda Group Co. Ltd. - A Shares	33,390	0.0
24,676	Wuhan Guide Infrared Co. Ltd. - A Shares	47,543	0.0

See Accompanying Notes to Financial Statements

Voya Emerging Markets	PORTFOLIO OF INVESTMENTS
Index Portfolio	as of June 30, 2022 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	China (continued)
24,000	Wuliangye Yibin Co. Ltd. - A Shares	$725,618	0.1
21,230	WUS Printed Circuit Kunshan Co. Ltd. - A Shares	46,935	0.0
16,676	WuXi AppTec Co. Ltd. - A Shares	259,695	0.1
35,341 (2)	WuXi AppTec Co. Ltd. - H Shares	472,790	0.1
366,000 (1)(2)	Wuxi Biologics Cayman, Inc.	3,391,145	0.5
4,920	Wuxi Lead Intelligent Equipment Co. Ltd. - A Shares	46,529	0.0
2,800	Wuxi Shangji Automation Co. Ltd. - A Shares	65,438	0.0
66,700	XCMG Construction Machinery Co. Ltd. - A Shares	53,805	0.0
1,560,400 (1)(2)	Xiaomi Corp. - B Shares	2,730,185	0.4
20,700	Xinjiang Goldwind Science & Technology Co. Ltd. - A Shares	45,901	0.0
80,652	Xinjiang Goldwind Science & Technology Co. Ltd. - H Shares	151,322	0.0
498,000	Xinyi Solar Holdings Ltd.	771,676	0.1
43,143 (1)	XPeng, Inc. ADR	1,369,359	0.2
135,500 (3)	Xtep International Holdings Ltd.	245,517	0.1
124,000 (2)	Yadea Group Holdings Ltd.	243,190	0.1
4,900	Yangzhou Yangjie Electronic Technology Co. Ltd. - A Shares	52,397	0.0
154,000	Yankuang Energy Group Co. Ltd.	481,763	0.1
17,000	Yankuang Energy Group Co. Ltd. - A Shares	100,258	0.0
8,100	Yantai Jereh Oilfield Services Group Co. Ltd. - A Shares	48,772	0.0
6,400	Yealink Network Technology Corp. Ltd. - A Shares	72,917	0.0
48,000	Yihai International Holding Ltd.	173,159	0.0
9,100 (1)	Yihai Kerry Arawana Holdings Co. Ltd. - A Shares	73,558	0.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	China (continued)
32,620	Yintai Gold Co. Ltd. - A Shares	$47,083	0.0
3,100	YongXing Special Materials Technology Co. Ltd. - A Shares	70,805	0.0
27,518	Yonyou Network Technology Co. Ltd. - A Shares	89,555	0.0
1,800 (1)	Youngy Co. Ltd. - A Shares	41,483	0.0
24,700	YTO Express Group Co. Ltd.	75,228	0.0
148,200	Yuexiu Property Co. Ltd.	190,440	0.0
43,429	Yum China Holdings, Inc.	2,106,306	0.3
24,154	Yunda Holding Co. Ltd. - A Shares	61,664	0.0
24,400	Yunnan Aluminium Co. Ltd. - A Shares	36,004	0.0
12,600	Yunnan Baiyao Group Co. Ltd. - A Shares	113,796	0.0
1,800	Yunnan Botanee Bio-Technology Group Co. Ltd. - A Shares	58,511	0.0
5,600	Yunnan Energy New Material Co. Ltd. - A Shares	209,947	0.0
8,834 (1)	Zai Lab Ltd. ADR	306,363	0.1
3,900	Zhangzhou Pientzehuang Pharmaceutical Co. Ltd. - A Shares	208,108	0.0
126,500 (1)(3)	Zhaojin Mining Industry Co. Ltd. - H Shares	109,284	0.0
69,080 (1)	Zhejiang Century Huatong Group Co. Ltd. - A Shares	49,942	0.0
14,900	Zhejiang Chint Electrics Co. Ltd. - A Shares	79,863	0.0
25,500	Zhejiang Dahua Technology Co. Ltd. - A Shares	62,686	0.0
142,000 (1)	Zhejiang Expressway Co., Ltd. - H Shares	130,883	0.0
3,298	Zhejiang HangKe Technology, Inc. Co. - A Shares	34,659	0.0
12,960	Zhejiang Huahai Pharmaceutical Co. Ltd. - A Shares	43,947	0.0
10,220	Zhejiang Huayou Cobalt Co. Ltd. - A Shares	146,511	0.0

See Accompanying Notes to Financial Statements

Voya Emerging Markets	PORTFOLIO OF INVESTMENTS
Index Portfolio	as of June 30, 2022 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	China (continued)
9,300	Zhejiang Jingsheng Mechanical & Electrical Co. Ltd. - A Shares	$94,243	0.0
22,112	Zhejiang NHU Co. Ltd. - A Shares	75,377	0.0
3,900	Zhejiang Supor Co. Ltd. - A Shares	32,851	0.0
12,700	Zhejiang Weixing New Building Materials Co. Ltd. - A Shares	45,643	0.0
34,800 (1)	Zheshang Securities Co. Ltd. - A Shares	59,287	0.0
73,600 (1)(2)(3)	ZhongAn Online P&C Insurance Co. Ltd. - H Shares	240,375	0.1
7,700	Zhongji Innolight Co. Ltd. - A Shares	35,760	0.0
62,000	Zhongsheng Group Holdings Ltd.	438,065	0.1
47,100	Zhongtai Securities Co. Ltd. - A Shares	53,929	0.0
61,700	Zhuzhou CRRC Times Electric Co., Ltd. - H Shares	305,097	0.1
20,480	Zhuzhou Kibing Group Co. Ltd. - A Shares	39,161	0.0
139,200	Zijin Mining Group Co. Ltd. - A Shares	193,971	0.0
576,000	Zijin Mining Group Co., Ltd. - H Shares	700,927	0.1
52,000	Zoomlion Heavy Industry Science and Technology Co. Ltd. - A Shares	47,952	0.0
123,600	Zoomlion Heavy Industry Science and Technology Co. Ltd. - H Shares	66,157	0.0
26,500	ZTE Corp. - A Shares	101,357	0.0
75,440	ZTE Corp. - H Shares	176,437	0.0
43,018	ZTO Express Cayman, Inc. ADR	1,180,844	0.2
		237,170,723	34.7
	Colombia: 0.2%
11,625	Bancolombia SA ADR	358,399	0.1
30,014	Bancolombia SA	245,817	0.0
586,095	Ecopetrol SA	318,787	0.1
55,432	Interconexion Electrica SA ESP	278,537	0.0
		1,201,540	0.2
	Czech Republic: 0.2%
16,784	CEZ AS	757,329	0.1
7,881	Komercni Banka AS	223,114	0.1
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Czech Republic (continued)
36,655 (2)	Moneta Money Bank AS	$133,062	0.0
		1,113,505	0.2
	Egypt: 0.1%
176,520	Commercial International Bank Egypt SAE	349,613	0.1
110,048	Eastern Co. SAE	60,213	0.0
51,430 (1)	Egyptian Financial Group-Hermes Holding	32,636	0.0
		442,462	0.1
	Greece: 0.3%
231,722 (1)	Alpha Services and Holdings SA	204,700	0.0
268,728 (1)	Eurobank Ergasias Services and Holdings SA	241,063	0.1
4,349 (1)(4)	FF Group	—	—
21,203	Hellenic Telecommunications Organization SA	370,309	0.1
12,680	Jumbo SA	184,607	0.0
6,677	Mytilineos SA	98,834	0.0
55,888 (1)	National Bank of Greece SA	167,194	0.0
20,245	OPAP S.A.	291,194	0.1
21,919 (1)	Public Power Corp.	121,473	0.0
		1,679,374	0.3
	Hungary: 0.2%
42,166	MOL Hungarian Oil & Gas PLC	326,173	0.1
22,976	OTP Bank Nyrt	515,484	0.1
14,646	Richter Gedeon Nyrt	265,063	0.0
		1,106,720	0.2
	India: 12.4%
8,740	ACC Ltd.	235,821	0.0
28,208	Adani Enterprises Ltd.	785,146	0.1
31,961 (1)	Adani Green Energy Ltd.	784,884	0.1
51,735	Adani Ports & Special Economic Zone, Ltd.	441,455	0.1
78,919 (1)	Adani Power Ltd.	265,115	0.0
28,101	Adani Total Gas Ltd.	853,325	0.1
28,060 (1)	Adani Transmissions Ltd.	883,226	0.1
64,359	Ambuja Cements Ltd.	296,792	0.1
10,297	Apollo Hospitals Enterprise Ltd.	481,765	0.1
39,155	Asian Paints Ltd.	1,340,502	0.2
15,890 (1)(2)	AU Small Finance Bank Ltd.	119,577	0.0
27,132	Aurobindo Pharma Ltd.	176,627	0.0
16,511 (1)(2)	Avenue Supermarts Ltd.	714,746	0.1
230,707 (1)	Axis Bank Ltd.	1,868,743	0.3

See Accompanying Notes to Financial Statements

Voya Emerging Markets	PORTFOLIO OF INVESTMENTS
Index Portfolio	as of June 30, 2022 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	India (continued)
7,117	Bajaj Auto Ltd.	$335,218	0.1
27,557	Bajaj Finance Ltd.	1,896,119	0.3
3,864	Bajaj Finserv Ltd.	537,847	0.1
7,973	Balkrishna Industries Ltd.	218,000	0.0
65,889 (2)	Bandhan Bank Ltd.	221,074	0.0
24,866	Berger Paints India Ltd.	179,595	0.0
123,627	Bharat Electronics Ltd.	366,881	0.1
26,243	Bharat Forge Ltd.	217,339	0.0
87,928	Bharat Petroleum Corp. Ltd.	344,547	0.1
223,651 (1)	Bharti Airtel Ltd.	1,945,351	0.3
43,611	Biocon Ltd.	170,746	0.0
11,011	Britannia Industries Ltd.	484,757	0.1
42,117	Cholamandalam Investment and Finance Co. Ltd.	331,770	0.1
49,794	Cipla Ltd.	579,542	0.1
158,737	Coal India Ltd.	373,648	0.1
12,428	Colgate-Palmolive India Ltd.	234,291	0.0
27,140	Container Corp. Of India Ltd.	204,742	0.0
62,419	Dabur India Ltd.	392,675	0.1
13,555	Divis Laboratories Ltd.	624,799	0.1
62,349	DLF Ltd.	248,112	0.0
11,892	Dr Reddys Laboratories Ltd.	662,944	0.1
14,001	Eicher Motors Ltd.	497,422	0.1
158,135	GAIL India Ltd.	271,412	0.0
40,911 (1)	Godrej Consumer Products Ltd.	393,734	0.1
12,861 (1)	Godrej Properties Ltd.	193,372	0.0
28,129	Grasim Industries Ltd.	472,192	0.1
25,441	Havells India Ltd.	355,212	0.1
110,370	HCL Technologies Ltd.	1,366,593	0.2
97,872 (2)	HDFC Life Insurance Co., Ltd.	683,364	0.1
11,324	Hero Motocorp Ltd.	391,757	0.1
138,191	Hindalco Industries Ltd.	595,935	0.1
65,518	Hindustan Petroleum Corp. Ltd.	180,891	0.0
83,695	Hindustan Unilever Ltd.	2,373,048	0.4
175,327	Housing Development Finance Corp.	4,850,722	0.7
523,134	ICICI Bank Ltd.	4,699,795	0.7
24,707 (2)	ICICI Lombard General Insurance Co. Ltd.	351,795	0.1
37,018 (2)	ICICI Prudential Life Insurance Co. Ltd.	230,012	0.0
288,023	Indian Oil Corp. Ltd.	271,675	0.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	India (continued)
24,709	Indian Railway Catering & Tourism Corp. Ltd.	$181,097	0.0
30,386	Indraprastha Gas Ltd.	137,242	0.0
68,464	Indus Towers Ltd.	181,985	0.0
7,292	Info Edge India Ltd.	348,207	0.1
343,026	Infosys Ltd.	6,375,663	0.9
9,506 (1)(2)	InterGlobe Aviation Ltd.	194,530	0.0
300,918	ITC Ltd.	1,045,434	0.2
42,625	Jindal Steel & Power Ltd.	178,580	0.0
73,992	JSW Steel Ltd.	531,197	0.1
40,667	Jubilant Foodworks Ltd.	265,158	0.0
56,459	Kotak Mahindra Bank Ltd.	1,194,094	0.2
5,343 (2)	Larsen & Toubro Infotech Ltd.	270,338	0.0
69,644	Larsen & Toubro Ltd.	1,380,616	0.2
21,081	Lupin Ltd.	163,307	0.0
88,949	Mahindra & Mahindra Ltd.	1,237,099	0.2
52,370	Marico Ltd.	317,608	0.1
12,338	Maruti Suzuki India Ltd.	1,329,888	0.2
6,763	MindTree Ltd.	248,485	0.0
126,733	Motherson Sumi Systems Ltd.	190,505	0.0
8,711	Mphasis Ltd.	254,214	0.0
203	MRF Ltd.	182,385	0.0
12,456	Muthoot Finance Ltd.	154,347	0.0
3,415	Nestle India Ltd.	757,704	0.1
392,917	NTPC Ltd.	711,968	0.1
257,653	Oil & Natural Gas Corp., Ltd.	493,333	0.1
628	Page Industries Ltd.	320,120	0.1
77,614	Petronet LNG Ltd.	213,912	0.0
7,778	PI Industries Ltd.	252,849	0.0
15,643	Pidilite Industries Ltd.	414,774	0.1
12,039	Piramal Enterprises, Ltd.	253,641	0.0
320,818	Power Grid Corp. of India Ltd.	863,408	0.1
310,533	Reliance Industries Ltd.	10,253,606	1.5
24,075	SBI Cards & Payment Services Ltd.	234,868	0.0
46,255 (2)	SBI Life Insurance Co. Ltd.	635,228	0.1
1,163	Shree Cement Ltd.	281,017	0.0
19,228	Shriram Transport Finance Co. Ltd.	313,964	0.1
7,239	Siemens, Ltd.	220,584	0.0
15,257	SRF Ltd.	436,951	0.1

See Accompanying Notes to Financial Statements

Voya Emerging Markets	PORTFOLIO OF INVESTMENTS
Index Portfolio	as of June 30, 2022 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	India (continued)
179,623	State Bank of India	$1,065,262	0.2
97,858	Sun Pharmaceutical Industries Ltd.	1,030,704	0.2
94,034	Tata Consultancy Services Ltd.	3,904,941	0.6
56,295	Tata Consumer Products Ltd.	505,117	0.1
3,545	Tata Elxsi Ltd.	368,548	0.1
169,750 (1)	Tata Motors Ltd.	884,904	0.1
148,641	Tata Power Co. Ltd.	382,279	0.1
75,048	Tata Steel Ltd.	827,474	0.1
59,408	Tech Mahindra Ltd.	755,733	0.1
36,142	Titan Co., Ltd.	890,847	0.1
5,236	Torrent Pharmaceuticals Ltd.	190,006	0.0
18,546	Trent Ltd.	253,130	0.0
10,530	Ultratech Cement Ltd.	750,686	0.1
29,526 (1)	United Spirits Ltd.	284,844	0.0
51,609	UPL Ltd.	414,402	0.1
77,100	Vedanta Ltd.	218,362	0.0
138,161	Wipro Ltd.	731,270	0.1
1,158,996 (1)	Yes Bank Ltd.	186,139	0.0
162,487 (1)	Zomato Ltd.	111,483	0.0
		84,772,689	12.4
	Indonesia: 1.8%
1,507,700	Adaro Energy Indonesia Tbk PT	290,358	0.1
784,600 (1)	Adaro Minerals Indonesia Tbk PT	83,213	0.0
876,100	Aneka Tambang Tbk	105,781	0.0
2,077,700	Astra International Tbk PT	925,962	0.1
5,644,100	Bank Central Asia Tbk PT	2,748,338	0.4
426,200 (1)	Bank Jago Tbk PT	262,327	0.1
1,907,300	Bank Mandiri Persero TBK PT	1,018,529	0.2
769,900	Bank Negara Indonesia Persero Tbk PT	406,691	0.1
6,941,338	Bank Rakyat Indonesia	1,938,478	0.3
2,876,500	Barito Pacific Tbk PT	145,947	0.0
749,000	Charoen Pokphand Indonesia Tbk PT	301,807	0.1
46,200	Gudang Garam Tbk PT	96,727	0.0
287,300	Indah Kiat Pulp & Paper Tbk PT	146,851	0.0
238,900	Indofood CBP Sukses Makmur TBK PT	153,279	0.0
449,000	Indofood Sukses Makmur Tbk PT	212,676	0.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Indonesia (continued)
2,200,900	Kalbe Farma Tbk PT	$245,505	0.0
1,250,756 (1)	Merdeka Copper Gold Tbk PT	334,984	0.1
2,388,500	Sarana Menara Nusantara Tbk PT	176,460	0.0
324,900	Semen Indonesia Persero Tbk PT	155,657	0.0
1,682,500	Sumber Alfaria Trijaya Tbk PT	230,679	0.0
5,048,100	Telkom Indonesia Persero Tbk PT	1,358,014	0.2
832,900	Tower Bersama Infrastructure Tbk PT	164,685	0.0
773,500	Unilever Indonesia Tbk PT	248,013	0.0
174,000	United Tractors Tbk PT	332,307	0.1
259,700	Vale Indonesia Tbk PT	98,829	0.0
		12,182,097	1.8
	Kuwait: 0.8%
148,533	Agility Public Warehousing Co. KSC	394,743	0.1
135,834	Boubyan Bank KSCP	342,242	0.0
160,968	Gulf Bank KSCP	167,476	0.0
524,734	Kuwait Finance House KSCP	1,491,873	0.2
65,382	Mabanee Co. KPSC	160,653	0.0
220,936	Mobile Telecommunications Co. KSCP	428,144	0.1
732,360	National Bank of Kuwait SAKP	2,491,647	0.4
		5,476,778	0.8
	Malaysia: 1.4%
192,100	AMMB Holdings Bhd	162,673	0.0
274,800	Axiata Group Bhd	176,446	0.0
677,900	CIMB Group Holdings Bhd	762,857	0.1
371,542	Dialog Group BHD	179,659	0.0
312,700	Digi.Com BHD	248,537	0.1
217,300	Genting Bhd	224,076	0.0
306,300	Genting Malaysia BHD	197,684	0.0
67,300	HAP Seng Consolidated Bhd	108,871	0.0
167,500	Hartalega Holdings Bhd	116,290	0.0
67,772	Hong Leong Bank BHD	314,900	0.1
24,092	Hong Leong Financial Group Bhd	101,144	0.0
176,500	IHH Healthcare Bhd	258,297	0.1
289,000	Inari Amertron Bhd	173,705	0.0
264,600	IOI Corp. Bhd	230,531	0.1

See Accompanying Notes to Financial Statements

Voya Emerging Markets	PORTFOLIO OF INVESTMENTS
Index Portfolio	as of June 30, 2022 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Malaysia (continued)
45,800	Kuala Lumpur Kepong Bhd	$227,987	0.0
483,100	Malayan Banking BHD	941,539	0.2
71,100 (1)	Malaysia Airports Holdings Bhd	106,443	0.0
234,100	Maxis Bhd	175,332	0.0
135,600	MISC Bhd	218,484	0.0
175,800 (2)	MR DIY Group M Bhd	82,599	0.0
7,000	Nestle Malaysia Bhd	210,596	0.0
248,900	Petronas Chemicals Group Bhd	508,254	0.1
31,100	Petronas Dagangan BHD	149,140	0.0
80,500	Petronas Gas BHD	300,158	0.1
65,980	PPB Group Bhd	237,423	0.1
376,700	Press Metal Aluminium Holdings Bhd	407,536	0.1
1,484,600	Public Bank BHD	1,472,672	0.2
117,200	QL Resources Bhd	138,273	0.0
151,876	RHB Bank Bhd	197,467	0.0
302,000	Sime Darby Bhd	146,118	0.0
221,700	Sime Darby Plantation Bhd	217,862	0.0
117,600	Telekom Malaysia BHD	140,164	0.0
258,200	Tenaga Nasional BHD	467,456	0.1
532,400	Top Glove Corp. Bhd	125,825	0.0
		9,726,998	1.4
	Mexico: 2.1%
303,300	Alfa SA de CV	215,679	0.0
2,870,300	America Movil SAB de CV-AMXL	2,937,456	0.4
44,900	Arca Continental SAB de CV	296,133	0.0
1,564,621 (1)	Cemex SA de CV - Unit	610,770	0.1
53,300	Coca-Cola Femsa SAB de CV - Unit	295,450	0.0
327,900	Fibra Uno Administracion SA de CV	327,093	0.1
197,600	Fomento Economico Mexicano SAB de CV - Unit	1,333,710	0.2
21,410	Gruma SAB de CV	236,410	0.0
37,085	Grupo Aeroportuario del Pacifico SA de CV	518,447	0.1
19,640	Grupo Aeroportuario del Sureste SA de CV	387,155	0.1
137,200	Grupo Bimbo SAB de CV	448,316	0.1
45,500 (3)	Grupo Carso SAB de CV	168,361	0.0
264,577	Grupo Financiero Banorte	1,478,826	0.2
221,400 (1)	Grupo Financiero Inbursa SA	354,293	0.1
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Mexico (continued)
317,700	Grupo Mexico SA de CV Series B	$1,324,072	0.2
242,100	Grupo Televisa S.A. - Unit	396,688	0.1
14,440	Industrias Penoles, S.A. de C.V.	133,927	0.0
155,900	Kimberly-Clark de Mexico SA de CV	211,645	0.0
133,400	Operadora de Sites Mexicanos SA de CV	154,299	0.0
104,750	Orbia Advance Corp. SAB de CV	245,864	0.0
23,225	Promotora y Operadora de Infraestructura SAB de CV	170,767	0.0
8,702	Southern Copper Corp.	433,447	0.1
532,100	Wal-Mart de Mexico SAB de CV	1,831,041	0.3
		14,509,849	2.1
	Peru: 0.2%
23,121	Cia de Minas Buenaventura SAA ADR	152,598	0.0
7,360	Credicorp Ltd.	882,538	0.2
		1,035,136	0.2
	Philippines: 0.7%
176,010	Aboitiz Equity Ventures, Inc.	152,153	0.0
755,495	AC Energy Corp.	110,551	0.0
25,225	Ayala Corp.	275,556	0.1
754,190	Ayala Land, Inc.	350,561	0.1
185,490	Bank of the Philippine Islands	286,091	0.1
201,859	BDO Unibank, Inc.	406,116	0.1
227,700 (1)	Converge Information and Communications Technology Solutions, Inc.	87,765	0.0
2,760	Globe Telecom, Inc.	113,906	0.0
9,030	GT Capital Holdings, Inc.	80,405	0.0
104,910	International Container Terminal Services, Inc.	351,262	0.1
308,859	JG Summit Holdings, Inc.	273,505	0.0
44,940	Jollibee Foods Corp.	166,509	0.0
23,210	Manila Electric Co.	152,013	0.0
1,035,100	Metro Pacific Investments Corp.	66,481	0.0
186,132	Metropolitan Bank & Trust Co.	161,918	0.0
660,100 (1)(2)	Monde Nissin Corp.	156,219	0.0
8,815	PLDT, Inc.	269,210	0.0
24,722	SM Investments Corp.	351,793	0.1

See Accompanying Notes to Financial Statements

Voya Emerging Markets	PORTFOLIO OF INVESTMENTS
Index Portfolio	as of June 30, 2022 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Philippines (continued)
1,178,700	SM Prime Holdings, Inc.	$784,390	0.1
88,040	Universal Robina Corp.	177,779	0.0
		4,774,183	0.7
	Poland: 0.6%
37,511 (1)(2)(3)	Allegro.eu SA	201,653	0.0
18,792	Bank Polska Kasa Opieki SA	344,009	0.1
6,844 (3)	CD Projekt SA	147,043	0.0
27,344	Cyfrowy Polsat SA	129,529	0.0
5,038 (1)(2)	Dino Polska SA	359,344	0.1
14,365	KGHM Polska Miedz SA	383,802	0.1
113	LPP SA	228,297	0.0
1,508 (1)	mBank SA	76,108	0.0
70,312	Orange Polska SA	98,407	0.0
92,171 (1)	PGE Polska Grupa Energetyczna SA	220,070	0.0
30,607	Polski Koncern Naftowy Orlen	469,988	0.1
179,055	Polskie Gornictwo Naftowe I Gazownictwo SA	228,408	0.0
89,050 (1)	Powszechna Kasa Oszczednosci Bank Polski SA	558,555	0.1
62,548	Powszechny Zaklad Ubezpieczen SA	419,341	0.1
3,576	Santander Bank Polska SA	186,376	0.0
		4,050,930	0.6
	Qatar: 1.0%
194,938	Barwa Real Estate Co.	178,979	0.0
206,195	Commercial Bank PQSC	388,194	0.1
154,562	Industries Qatar QSC	678,133	0.1
575,715	Masraf Al Rayan	653,609	0.1
457,504	Mesaieed Petrochemical Holding Co.	313,091	0.1
79,457	Ooredoo QPSC	168,000	0.0
43,254	Qatar Electricity & Water Co. QSC	208,089	0.0
49,542	Qatar Fuel QSC	242,830	0.0
256,507	Qatar Gas Transport Co. Ltd.	263,832	0.0
78,206	Qatar International Islamic Bank QSC	229,116	0.0
169,744	Qatar Islamic Bank SAQ	1,037,085	0.2
470,816	Qatar National Bank QPSC	2,584,610	0.4
		6,945,568	1.0
	Romania: 0.0%
48,083	NEPI Rockcastle S.A.	256,427	0.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
Russia: —%
292,495 (4)	Alrosa PJSC	$—	—
1,334,323 (4)	Gazprom PJSC	—	—
4,339,761 (4)	Inter RAO UES PJSC	—	—
46,982 (4)	Lukoil PJSC	—	—
39,657 (4)	Magnit PJSC GDR	—	—
7,016 (4)	MMC Norilsk Nickel OJSC	—	—
49,141 (4)	Mobile TeleSystems PJSC ADR	—	—
170,929 (1)(4)	Moscow Exchange MICEX-RTS PJ	—	—
10,199 (4)	Novatek PJSC GDR	—	—
166,658 (4)	Novolipetsk Steel PJSC	—	—
5,981 (1)(4)	Ozon Holdings PLC ADR	—	—
15,582 (4)	PhosAgro PJSC GDR	—	—
100 (1)(4)	PhosAgro PJSC	—	—
40,645 (4)	Polymetal International PLC	—	—
3,794 (4)	Polyus PJSC	—	—
126,916 (4)	Rosneft Oil Co. PJSC	—	—
1,201,542 (1)(4)(5)	Sberbank of Russia PJSC	—	—
23,691 (4)	Severstal PAO	—	—
770,779 (4)	Surgutneftegas PJSC	—	—
160,492 (4)	Tatneft PJSC	—	—
13,582 (1)(4)	TCS Group Holding PLC GDR	—	—
344,289 (1)(4)	United Co. RUSAL International PJSC	—	—
13,851 (1)(4)	VK Co. Ltd. GDR	—	—
377,182,805 (1)(4)(5)	VTB Bank PJSC	—	—
2,448 (4)	X5 Retail Group N.V. - FIVEL GDR	—	—
10,806 (4)	X5 Retail Group NV - FIVE GDR	—	—
34,476 (1)(4)	Yandex NV	—	—
		—	—
Saudi Arabia: 4.2%
8,236 (1)	ACWA Power Co.	328,576	0.1
13,420	Advanced Petrochemical Co.	184,023	0.0
200,011	Al Rajhi Bank	4,406,530	0.7
100,992	Alinma Bank	902,522	0.1
24,970	Almarai Co. JSC	349,421	0.1
61,421	Arab National Bank	484,133	0.1
50,435 (1)	Bank AlBilad	589,870	0.1
42,568	Bank Al-Jazira	254,005	0.0
60,353	Banque Saudi Fransi	764,544	0.1

See Accompanying Notes to Financial Statements

Voya Emerging Markets	PORTFOLIO OF INVESTMENTS
Index Portfolio	as of June 30, 2022 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Saudi Arabia (continued)
6,244	Bupa Arabia for Cooperative Insurance Co.	$265,060	0.0
56,582 (1)	Dar Al Arkan Real Estate Development Co.	162,614	0.0
8,857	Dr Sulaiman Al Habib Medical Services Group Co.	458,944	0.1
2,405	Elm Co.	163,208	0.0
41,180 (1)	Emaar Economic City	108,564	0.0
38,462	Etihad Etisalat Co.	359,100	0.1
6,043	Jarir Marketing Co.	262,324	0.0
45,668 (1)	Mobile Telecommunications Co. Saudi Arabia	137,183	0.0
4,998	Mouwasat Medical Services Co.	283,849	0.0
36,043 (1)	National Industrialization Co.	155,271	0.0
52,918 (1)	Rabigh Refining & Petrochemical Co.	240,478	0.0
137,901	Riyad Bank	1,183,284	0.2
22,014	SABIC Agri-Nutrients Co.	809,935	0.1
37,213	Sahara International Petrochemical Co.	499,078	0.1
88,522 (1)	Saudi Arabian Mining Co.	1,181,468	0.2
245,166 (2)	Saudi Arabian Oil Co.	2,533,816	0.4
91,717	Saudi Basic Industries Corp.	2,487,133	0.4
94,478	Saudi British Bank/The	1,026,192	0.2
83,818	Saudi Electricity Co.	542,196	0.1
38,281	Saudi Industrial Investment Group	291,355	0.0
49,731	Saudi Investment Bank/The	259,187	0.0
76,119 (1)	Saudi Kayan Petrochemical Co.	320,712	0.1
223,680	Saudi National Bank	3,937,312	0.6
3,765 (1)	Saudi Research & Media Group	189,266	0.0
3,750	Saudi Tadawul Group Holding Co.	188,893	0.0
60,922	Saudi Telecom Co.	1,579,787	0.2
26,477	Savola Group/The	237,499	0.0
25,998	Yanbu National Petrochemical Co.	350,161	0.1
		28,477,493	4.2
	Singapore: 0.0%
21,500 (2)	BOC Aviation Ltd.	181,774	0.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	South Africa: 3.4%
81,956	Absa Group Ltd.	$782,542	0.1
11,592	African Rainbow Minerals Ltd.	152,304	0.0
5,398	Anglo American Platinum Ltd.	472,818	0.1
42,917	AngloGold Ashanti Ltd.	633,675	0.1
39,607	Aspen Pharmacare Holdings Ltd.	340,454	0.1
33,966	Bid Corp. Ltd.	640,560	0.1
29,762	Bidvest Group Ltd.	383,423	0.1
8,867	Capitec Bank Holdings Ltd.	1,086,742	0.2
24,998	Clicks Group Ltd.	419,959	0.1
51,290 (1)	Discovery Ltd.	405,655	0.1
24,894	Exxaro Resources Ltd.	302,452	0.0
514,694	FirstRand Ltd.	1,980,763	0.3
34,388	Foschini Group Ltd./The	257,877	0.0
91,392	Gold Fields Ltd.	842,926	0.1
352,898	Growthpoint Properties Ltd.	267,893	0.0
57,598	Harmony Gold Mining Co., Ltd.	180,092	0.0
86,479	Impala Platinum Holdings Ltd.	959,436	0.1
6,543	Kumba Iron Ore Ltd.	212,118	0.0
26,379 (3)	Mr Price Group Ltd.	289,262	0.0
172,978	MTN Group Ltd.	1,407,627	0.2
38,964	MultiChoice Group	277,367	0.0
22,228	Naspers Ltd.	3,247,212	0.5
46,343	Nedbank Group Ltd.	593,173	0.1
34,526 (1)	Northam Platinum Holdings Ltd.	363,517	0.1
471,384 (3)	Old Mutual Ltd.	319,489	0.0
176,472 (2)	Pepkor Holdings Ltd.	207,400	0.0
14,327	Reinet Investments SCA	251,688	0.0
53,880	Remgro Ltd.	430,245	0.1
181,053	Sanlam Ltd.	588,464	0.1
57,835 (1)	Sasol Ltd.	1,333,619	0.2
51,588	Shoprite Holdings Ltd.	628,549	0.1
286,677	Sibanye Stillwater Ltd.	711,955	0.1
20,027 (3)	Spar Group Ltd.	170,027	0.0
136,347	Standard Bank Group Ltd.	1,300,854	0.2
64,208 (3)	Vodacom Group Pty Ltd.	519,957	0.1
101,511	Woolworths Holdings Ltd./South Africa	338,500	0.1
		23,300,594	3.4

See Accompanying Notes to Financial Statements

Voya Emerging Markets	PORTFOLIO OF INVESTMENTS
Index Portfolio	as of June 30, 2022 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	South Korea: 10.4%
2,839 (1)	Alteogen, Inc.	$133,907	0.0
3,002	Amorepacific Corp.	301,735	0.1
2,911	AMOREPACIFIC Group	83,886	0.0
833	BGF retail Co. Ltd.	121,565	0.0
8,671	Celltrion Healthcare Co. Ltd.	460,248	0.1
1,699 (1)	Celltrion Pharm, Inc.	103,444	0.0
10,047	Celltrion, Inc.	1,387,006	0.2
7,558	Cheil Worldwide, Inc.	138,804	0.0
847	CJ CheilJedang Corp.	247,955	0.0
1,482	CJ Corp.	88,986	0.0
1,134	CJ ENM Co. Ltd.	82,060	0.0
868 (1)	CJ Logistics Corp.	76,519	0.0
5,704	Coway Co. Ltd.	282,217	0.1
4,829	DB Insurance Co. Ltd.	228,775	0.0
5,207	Doosan Bobcat, Inc.	116,514	0.0
40,987 (1)	Doosan Heavy Industries and Construction Co. Ltd.	615,549	0.1
4,985	Ecopro BM Co. Ltd.	439,296	0.1
2,179	E-Mart, Inc.	177,666	0.0
1,778	F&F Co. Ltd. / New	184,780	0.0
567	Green Cross Corp./South Korea	73,744	0.0
6,688	GS Engineering & Construction Corp.	163,233	0.0
4,877	GS Holdings Corp.	157,574	0.0
30,583	Hana Financial Group, Inc.	929,532	0.1
7,669	Hankook Tire & Technology Co. Ltd.	195,507	0.0
698	Hanmi Pharm Co. Ltd.	166,303	0.0
19,068	Hanon Systems Corp.	148,242	0.0
11,727 (1)	Hanwha Solutions Corp.	343,377	0.1
4,833	HD Hyundai Co. Ltd.	222,058	0.0
9,940 (1)	HLB, Inc.	272,213	0.1
27,460	HMM Co. Ltd	522,798	0.1
3,435	Hotel Shilla Co. Ltd.	189,057	0.0
1,697 (1)	HYBE Co. Ltd.	190,600	0.0
8,013	Hyundai Engineering & Construction Co. Ltd.	256,279	0.0
1,870	Hyundai Glovis Co., Ltd.	259,970	0.0
1,879 (1)	Hyundai Heavy Industries Co. Ltd.	207,383	0.0
6,253	Hyundai Mobis Co. Ltd.	963,819	0.2
14,201	Hyundai Motor Co.	1,984,556	0.3
8,892	Hyundai Steel Co.	220,553	0.0
2,425	Iljin Materials Co. Ltd.	131,254	0.0
26,410	Industrial Bank Of Korea	196,140	0.0
31,921	Kakao Corp.	1,729,643	0.3
3,729 (1)	Kakao Games Corp.	141,721	0.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	South Korea (continued)
12,189 (1)	KakaoBank Corp.	$284,753	0.1
9,954 (1)	Kangwon Land, Inc.	195,454	0.0
40,256	KB Financial Group, Inc.	1,503,293	0.2
26,900	Kia Corp.	1,605,541	0.2
7,589	Korea Aerospace Industries Ltd.	313,833	0.1
26,014 (1)	Korea Electric Power Corp.	453,676	0.1
4,205	Korea Investment Holdings Co., Ltd.	200,448	0.0
4,376 (1)	Korea Shipbuilding & Offshore Engineering Co. Ltd.	317,645	0.1
885	Korea Zinc Co., Ltd.	333,108	0.1
17,421 (1)	Korean Air Lines Co. Ltd.	339,761	0.1
2,511 (1)	Krafton, Inc.	424,199	0.1
11,222	KT&G Corp.	711,304	0.1
1,858	Kumho Petrochemical Co. Ltd.	199,843	0.0
2,330 (1)	L&F Co. Ltd.	379,830	0.1
5,044	LG Chem Ltd.	2,003,890	0.3
9,417	LG Corp.	566,426	0.1
23,484	LG Display Co., Ltd.	263,490	0.0
10,851	LG Electronics, Inc.	739,997	0.1
2,147 (1)	LG Energy Solution Ltd.	619,276	0.1
972	LG Household & Health Care Ltd.	510,685	0.1
1,468	LG Innotek Co. Ltd.	389,373	0.1
21,555 (1)	LG Uplus Corp.	212,125	0.0
1,754	Lotte Chemical Corp.	244,535	0.0
1,068	Lotte Shopping Co. Ltd.	85,837	0.0
3,205	Meritz Financial Group, Inc.	64,041	0.0
3,909	Meritz Fire & Marine Insurance Co., Ltd.	100,102	0.0
28,872	Meritz Securities Co. Ltd.	101,474	0.0
27,238	Mirae Asset Securities Co. Ltd.	139,059	0.0
13,433	NAVER Corp.	2,505,612	0.4
1,686	NCSoft Corp.	455,105	0.1
2,205 (2)	Netmarble Corp.	117,204	0.0
14,619	NH Investment & Securities Co., Ltd.	102,263	0.0
2,431	Orion Corp./Republic of Korea	195,490	0.0
28,027	Pan Ocean Co. Ltd.	128,775	0.0
3,089 (1)	Pearl Abyss Corp.	121,828	0.0
2,867	POSCO Chemical Co., Ltd.	237,432	0.0
8,018	POSCO Holdings, Inc.	1,429,907	0.2

See Accompanying Notes to Financial Statements

Voya Emerging Markets	PORTFOLIO OF INVESTMENTS
Index Portfolio	as of June 30, 2022 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	South Korea (continued)
1,738	S-1 Corp.	$86,179	0.0
1,801 (1)(2)	Samsung Biologics Co. Ltd.	1,101,072	0.2
8,596	Samsung C&T Corp.	818,377	0.1
5,770	Samsung Electro-Mechanics Co. Ltd.	583,772	0.1
487,425	Samsung Electronics Co., Ltd. 005930	21,499,029	3.2
16,376 (1)	Samsung Engineering Co. Ltd.	272,182	0.1
3,171	Samsung Fire & Marine Insurance Co. Ltd.	492,658	0.1
63,931 (1)	Samsung Heavy Industries Co., Ltd.	299,031	0.1
7,662	Samsung Life Insurance Co. Ltd.	370,268	0.1
5,607	Samsung SDI Co., Ltd.	2,312,243	0.3
3,546	Samsung SDS Co. Ltd.	356,110	0.1
6,252	Samsung Securities Co. Ltd.	161,612	0.0
3,754	SD Biosensor, Inc.	112,506	0.0
3,777	Seegene, Inc.	105,335	0.0
47,400	Shinhan Financial Group Co., Ltd.	1,359,170	0.2
3,195 (1)	SK Biopharmaceuticals Co. Ltd.	184,833	0.0
2,363 (1)	SK Bioscience Co. Ltd.	183,747	0.0
1,124	SK Chemicals Co. Ltd.	79,917	0.0
55,647	SK Hynix, Inc.	3,929,464	0.6
2,566 (1)(2)	SK IE Technology Co. Ltd.	195,018	0.0
5,642 (1)	SK Innovation Co. Ltd.	837,597	0.1
10,079 (1)	SK Square Co. Ltd.	304,488	0.1
2,610	SK Telecom Co., Ltd.	104,742	0.0
3,780	SK, Inc.	629,063	0.1
2,149	SKC Co., Ltd.	220,986	0.0
4,620	S-Oil Corp.	368,234	0.1
52,335	Woori Financial Group, Inc.	489,894	0.1
5,352	Yuhan Corp.	231,497	0.0
		71,222,106	10.4
	Taiwan: 14.0%
52,000	Accton Technology Corp.	418,288	0.1
306,462	Acer, Inc.	224,088	0.0
43,659	Advantech Co. Ltd.	508,073	0.1
14,603	Airtac International Group	487,417	0.1
334,243	ASE Technology Holding Co. Ltd.	860,848	0.1
261,356	Asia Cement Corp.	385,462	0.1
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Taiwan (continued)
3,000	ASMedia Technology, Inc.	$112,979	0.0
72,000	Asustek Computer, Inc.	753,011	0.1
838,000	AU Optronics Corp.	458,833	0.1
70,000	Catcher Technology Co., Ltd.	390,494	0.1
806,079	Cathay Financial Holding Co., Ltd.	1,380,307	0.2
139,914	Chailease Holding Co. Ltd.	981,699	0.1
476,989	Chang Hwa Commercial Bank Ltd.	278,613	0.0
181,650	Cheng Shin Rubber Industry Co. Ltd.	216,427	0.0
284,000 (1)	China Airlines Ltd.	225,038	0.0
1,593,100	China Development Financial Holding Corp.	788,930	0.1
1,205,535	China Steel Corp.	1,154,300	0.2
386,000	Chunghwa Telecom Co., Ltd.	1,585,083	0.2
439,000	Compal Electronics, Inc.	336,116	0.1
1,790,170	CTBC Financial Holding Co. Ltd.	1,514,217	0.2
198,703	Delta Electronics, Inc.	1,481,580	0.2
88,000	E Ink Holdings, Inc.	561,903	0.1
1,228,883	E.Sun Financial Holding Co., Ltd.	1,199,597	0.2
19,386	Eclat Textile Co. Ltd.	271,538	0.0
7,000	eMemory Technology, Inc.	245,562	0.0
260,000 (1)	Eva Airways Corp.	277,415	0.0
259,142	Evergreen Marine Corp. Taiwan Ltd.	736,551	0.1
327,685	Far Eastern New Century Corp.	350,770	0.1
164,000	Far EasTone Telecommunications Co., Ltd.	461,545	0.1
44,891	Feng TAY Enterprise Co., Ltd.	264,885	0.0
1,058,092	First Financial Holding Co., Ltd.	933,832	0.1
355,600	Formosa Chemicals & Fibre Co.	893,783	0.1
113,000	Formosa Petrochemical Corp.	356,195	0.1
421,600	Formosa Plastics Corp.	1,539,447	0.2
722,364	Fubon Financial Holding Co., Ltd.	1,452,926	0.2
31,000	Giant Manufacturing Co., Ltd.	250,586	0.0
22,000	Globalwafers Co. Ltd.	336,153	0.1

See Accompanying Notes to Financial Statements

Voya Emerging Markets	PORTFOLIO OF INVESTMENTS
Index Portfolio	as of June 30, 2022 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Taiwan (continued)
1,270,170	HON HAI Precision Industry Co., Ltd.	$4,662,976	0.7
31,000	Hotai Motor Co. Ltd.	632,393	0.1
875,842	Hua Nan Financial Holdings Co. Ltd.	666,848	0.1
1,024,439	Innolux Corp.	416,856	0.1
270,000	Inventec Co., Ltd.	228,288	0.0
10,000	Largan Precision Co. Ltd.	581,133	0.1
206,538	Lite-On Technology Corp.	401,945	0.1
154,820	MediaTek, Inc.	3,398,482	0.5
1,108,826	Mega Financial Holdings Co., Ltd.	1,317,599	0.2
70,000	Micro-Star International Co., Ltd.	267,412	0.0
6,000	momo.com, Inc.	129,084	0.0
482,890	Nan Ya Plastics Corp.	1,347,937	0.2
23,000	Nan Ya Printed Circuit Board Corp.	202,317	0.0
123,000	Nanya Technology Corp.	204,705	0.0
18,000	Nien Made Enterprise Co. Ltd.	177,661	0.0
59,000	Novatek Microelectronics Corp., Ltd.	600,275	0.1
8,000	Parade Technologies Ltd.	311,445	0.1
205,000	Pegatron Corp.	393,074	0.1
224,000	Pou Chen Corp.	222,473	0.0
271,000	Powerchip Semiconductor Manufacturing Corp.	367,053	0.1
58,000	President Chain Store Corp.	531,332	0.1
276,000	Quanta Computer, Inc.	740,413	0.1
46,760	Realtek Semiconductor Corp.	571,899	0.1
120,719	Ruentex Development Co. Ltd.	298,354	0.0
364,349	Shanghai Commercial & Savings Bank Ltd./The	651,722	0.1
1,357,529	Shin Kong Financial Holding Co., Ltd.	400,119	0.1
1,044,454	SinoPac Financial Holdings Co., Ltd.	590,446	0.1
140,800	Synnex Technology International Corp.	252,054	0.0
1,049,871	Taishin Financial Holdings Co., Ltd.	575,932	0.1
583,119	Taiwan Cement Corp.	775,983	0.1
970,837	Taiwan Cooperative Financial Holding Co. Ltd.	877,846	0.1
193,000	Taiwan High Speed Rail Corp.	182,110	0.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Taiwan (continued)
175,000	Taiwan Mobile Co., Ltd.	$635,900	0.1
2,513,000	Taiwan Semiconductor Manufacturing Co., Ltd.	40,274,224	5.9
129,000	Unimicron Technology Corp.	690,390	0.1
488,209	Uni-President Enterprises Corp.	1,100,769	0.2
1,206,000	United Microelectronics Corp.	1,612,042	0.2
91,000	Vanguard International Semiconductor Corp.	236,726	0.0
7,000	Voltronic Power Technology Corp.	339,574	0.1
261,000	Walsin Lihwa Corp.	316,393	0.1
62,300	Wan Hai Lines Ltd.	249,100	0.0
34,000	Win Semiconductors Corp.	220,739	0.0
303,000	Winbond Electronics Corp.	221,696	0.0
9,000	Wiwynn Corp.	210,891	0.0
165,280	WPG Holdings Ltd.	306,687	0.1
44,537	Yageo Corp.	461,889	0.1
178,000	Yang Ming Marine Transport Corp.	492,313	0.1
986,409	Yuanta Financial Holding Co., Ltd.	653,313	0.1
68,000	Zhen Ding Technology Holding Ltd.	235,570	0.0
		95,910,873	14.0
	Thailand: 2.0%
23,300	Advanced Info Service PCL	128,318	0.0
101,900	Advanced Info Service PCL - Foreign	561,186	0.1
446,600 (1)	Airports of Thailand PCL - Foreign	897,738	0.1
897,900	Asset World Corp. PCL - Foreign	124,185	0.0
107,300	B Grimm Power PCL - Foreign	106,404	0.0
236,400	Bangkok Commercial Asset Management PCL - Foreign	116,538	0.0
1,071,500	Bangkok Dusit Medical Services PCL - Foreign	758,409	0.1
873,900	Bangkok Expressway & Metro PCL - Foreign	216,549	0.0
142,100	Berli Jucker PCL - Foreign	130,561	0.0
866,000	BTS Group Holdings PCL - Foreign	209,582	0.0

See Accompanying Notes to Financial Statements

Voya Emerging Markets	PORTFOLIO OF INVESTMENTS
Index Portfolio	as of June 30, 2022 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Thailand (continued)
51,300	Bumrungrad Hospital PCL - Foreign	$259,834	0.1
32,900	Carabao Group PCL	99,323	0.0
23,800	Central Pattana PCL	41,132	0.0
191,200	Central Pattana PCL - Foreign	330,439	0.1
193,600	Central Retail Corp. PCL - Foreign	191,990	0.0
104,800	Charoen Pokphand Foods PCL	77,196	0.0
333,500	Charoen Pokphand Foods PCL - Foreign	245,658	0.1
608,200	CP ALL PCL - Foreign	1,033,254	0.2
32,000	Delta Electronics Thailand PCL - Foreign	302,642	0.1
28,800	Electricity Generating PCL - Foreign	143,907	0.0
173,800 (3)	Energy Absolute PCL - Foreign	401,124	0.1
73,700	Global Power Synergy PCL - Foreign	134,660	0.0
306,100	Gulf Energy Development PCL - Foreign	403,236	0.1
669,651	Home Product Center PCL - Foreign	240,920	0.1
183,200	Indorama Ventures PCL - Foreign	244,136	0.1
122,000	Intouch Holdings PCL - Foreign	236,716	0.0
67,800	JMT Network Services PCL	140,840	0.0
219,900	Krung Thai Bank PCL	96,650	0.0
174,600	Krung Thai Bank PCL - Foreign	76,740	0.0
99,800	Krungthai Card PCL - Foreign	161,341	0.0
969,500	Land & Houses PCL - Foreign	229,071	0.0
330,600 (1)	Minor International PCL - Foreign	318,967	0.1
89,000	Muangthai Capital PCL - Foreign	107,736	0.0
149,700	Osotspa PCL - Foreign	145,299	0.0
145,400	PTT Exploration & Production PCL - Foreign	655,458	0.1
47,400	PTT Global Chemical PCL	61,183	0.0
197,300	PTT Global Chemical PCL - Foreign	254,669	0.1
329,800	PTT Oil & Retail Business PCL	238,225	0.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Thailand (continued)
1,031,700	PTT PCL - Foreign	$993,307	0.2
115,000	Ratch Group PCL - Foreign	124,358	0.0
48,900 (4)	Robinson PCL - Foreign	—	—
101,200	SCB X PCL	297,689	0.1
144,000	SCG Packaging PCL	226,515	0.0
86,600	Siam Cement PCL - Foreign	917,592	0.1
84,000	Srisawad Corp. PCL - Foreign	115,504	0.0
125,000	Thai Oil PCL - Foreign	182,378	0.0
329,300	Thai Union Group PCL - Foreign	159,476	0.0
1,294,190 (3)	True Corp. PCL - Foreign	168,710	0.0
		13,307,345	2.0
	Turkey: 0.3%
320,476	Akbank TAS	153,986	0.0
70,021	Aselsan Elektronik Sanayi Ve Ticaret AS	96,013	0.0
46,014	BIM Birlesik Magazalar AS	222,885	0.1
143,217	Eregli Demir ve Celik Fabrikalari TAS	232,942	0.1
7,050	Ford Otomotiv Sanayi AS	113,626	0.0
101,045	Haci Omer Sabanci Holding AS	114,477	0.0
76,422	KOC Holding AS	168,743	0.0
57,727 (1)	Turk Hava Yollari	161,858	0.0
147,712	Turk Sise Ve Cam Fabrikalari	190,268	0.0
114,645	Turkcell Iletisim Hizmet AS	111,845	0.0
347,540	Turkiye Is Bankasi	91,831	0.0
12,922 (1)	Turkiye Petrol Rafinerileri AS	203,692	0.1
		1,862,166	0.3
	United Arab Emirates: 1.2%
286,684	Abu Dhabi Commercial Bank PJSC	692,333	0.1
152,840	Abu Dhabi Islamic Bank PJSC	312,564	0.0
299,770	Abu Dhabi National Oil Co. for Distribution PJSC	344,674	0.0
407,490	Aldar Properties PJSC	494,455	0.1
301,439	Dubai Islamic Bank PJSC	473,374	0.1
412,233	Emaar Properties PJSC	585,184	0.1
193,604	Emirates NBD Bank PJSC	697,326	0.1
355,180	Emirates Telecommunications Group Co. PJSC	2,523,448	0.4

See Accompanying Notes to Financial Statements

Voya Emerging Markets	PORTFOLIO OF INVESTMENTS
Index Portfolio	as of June 30, 2022 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	United Arab Emirates (continued)
452,011	First Abu Dhabi Bank PJSC	$2,312,994	0.3
		8,436,352	1.2
	Total Common Stock (Cost $735,849,486)	655,144,953	96.0
PREFERRED STOCK: 2.0%
	Brazil: 1.2%
556,366	Banco Bradesco SA	1,827,462	0.3
19,700	Braskem SA	140,030	0.0
28,200	Centrais Eletricas Brasileiras SA	251,585	0.0
145,239	Cia Energetica de Minas Gerais	289,731	0.0
118,500	Gerdau SA	506,972	0.1
495,325	Itau Unibanco Holding S.A.	2,148,464	0.3
469,091	Itausa SA	747,541	0.1
487,600	Petroleo Brasileiro SA	2,601,304	0.4
		8,513,089	1.2
	Chile: 0.2%
14,623	Sociedad Quimica y Minera de Chile SA	1,219,048	0.2

	Russia: —%
773,978 (4)	Surgutneftegas PJSC	—	—

	South Korea: 0.6%
2,193	Hyundai Motor Co.	147,227	0.0
3,751	Hyundai Motor Co.- Series 2	253,483	0.1
773	LG Chem Ltd.	143,149	0.0
170	LG Household & Health Care Ltd.	42,782	0.0
83,530	Samsung Electronics Co., Ltd.	3,357,522	0.5
		3,944,163	0.6
	Total Preferred Stock
	(Cost $15,860,214)	13,676,300	2.0
RIGHTS: 0.0%
	China: —%
29 (1)	Microport Scientific Corp.	—	—

	Taiwan: 0.0%
23,684 (1)	Taishin Financial Holdings Co., Ltd.	—	—
19,374 (1)	Walsin Lihwa Corp.	2,952	0.0
		2,952	0.0
	Total Rights (Cost $—)	2,952	0.0

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 0.0%
	India: 0.0%
INR 320,334	Britannia Industries Ltd., 5.500%, 06/03/2024	$3,940	0.0
	Total Corporate Bonds/Notes (Cost $4,402)	3,940	0.0
	Total Long-Term Investments (Cost $751,714,102)	668,828,145	98.0
SHORT-TERM INVESTMENTS: 0.5%
	Repurchase Agreements: 0.5%
200,000 (6)	JPMorgan Securities LLC, Repurchase Agreement dated 06/30/22, 1.48%, due 07/01/22 (Repurchase Amount $200,008, collateralized by various U.S. Government Securities, 2.875%-3.375%, Market Value plus accrued interest $204,000, due 05/15/44-05/15/49)	200,000	0.0
1,085,077 (6)	MUFG Securities America Inc., Repurchase Agreement dated 06/30/22, 1.55%, due 07/01/22 (Repurchase Amount $1,085,123, collateralized by various U.S. Government Agency Obligations, 3.000%-5.000%, Market Value plus accrued interest $1,106,779, due 11/01/26-07/01/52)	1,085,077	0.2
1,085,077 (6)	National Bank Financial, Repurchase Agreement dated 06/30/22, 1.59%, due 07/01/22 (Repurchase Amount $1,085,124, collateralized by various U.S. Government Securities, 0.000%-2.750%, Market Value plus accrued interest $1,106,779, due 07/01/22-09/09/49)	1,085,077	0.1
412,972 (6)	Nomura Securities, Repurchase Agreement dated 06/30/22, 1.54%, due 07/01/22 (Repurchase Amount $412,989, collateralized by various U.S. Government Agency Obligations, 1.500%- 6.500%, Market Value plus accrued interest $421,232, due 07/01/27-06/01/52)	412,972	0.1

See Accompanying Notes to Financial Statements

Voya Emerging Markets	PORTFOLIO OF INVESTMENTS
Index Portfolio	as of June 30, 2022 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements (continued)
885,077 (6)	RBC Dominion Securities Inc., Repurchase Agreement dated 06/30/22, 1.55%, due 07/01/22 (Repurchase Amount $885,115, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%- 6.875%, Market Value plus accrued interest $902,779, due 08/16/22-05/20/52)	$885,077	0.1
	Total Repurchase Agreements
	Total Short-Term Investments (Cost $3,668,203)	3,668,203	0.5
	Total Investments in Securities (Cost $755,382,305)	$672,496,348	98.5
	Assets in Excess of Other Liabilities	10,410,775	1.5
	Net Assets	$682,907,123	100.0

†
Unless otherwise indicated, principal amount is shown in USD.

ADR
American Depositary Receipt

GDR
Global Depositary Receipt

(1)
Non-income producing security.

(2)
Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

(3)
Security, or a portion of the security, is on loan.

(4)
For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.

(5)
Restricted security as to resale, excluding Rule 144A securities. As of June 30, 2022, the Portfolio held restricted securities with a fair value of $— or 0.0% of net assets. Please refer to the table below for additional details.

(6)
All or a portion of the security represents securities purchased with cash collateral received for securities on loan.

Currency Abbreviations:
INR
Indian Rupee

Sector Diversification	Percentage of Net Assets
Financials	20.8%
Information Technology	18.8
Consumer Discretionary	14.5
Communication Services	10.4
Materials	8.2
Consumer Staples	6.0
Industrials	5.5
Energy	4.9
Health Care	3.9
Utilities	2.9
Real Estate	2.1
Consumer, Non-cyclical	0.0
Short-Term Investments	0.5
Assets in Excess of Other Liabilities	1.5
Net Assets	100.0%
Portfolio holdings are subject to change daily.

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2022 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2022
Asset Table
Investments, at fair value
Common Stock
Brazil	$23,787,153	$—	$—	$23,787,153
Chile	2,214,118	—	—	2,214,118
China	21,826,789	214,886,450	457,484	237,170,723
Colombia	1,201,540	—	—	1,201,540
Czech Republic	133,062	980,443	—	1,113,505
Egypt	32,636	409,826	—	442,462
Greece	—	1,679,374	—	1,679,374
Hungary	—	1,106,720	—	1,106,720
India	—	84,772,689	—	84,772,689
Indonesia	83,213	12,098,884	—	12,182,097
See Accompanying Notes to Financial Statements

Voya Emerging Markets	PORTFOLIO OF INVESTMENTS
Index Portfolio	as of June 30, 2022 (Unaudited) (continued)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2022
Kuwait	$342,242	$5,134,536	$—	$5,476,778
Malaysia	1,446,417	8,280,581	—	9,726,998
Mexico	14,509,849	—	—	14,509,849
Peru	1,035,136	—	—	1,035,136
Philippines	—	4,774,183	—	4,774,183
Poland	—	4,050,930	—	4,050,930
Qatar	1,488,004	5,457,564	—	6,945,568
Romania	—	256,427	—	256,427
Russia	—	—	—	—
Saudi Arabia	—	28,477,493	—	28,477,493
Singapore	—	181,774	—	181,774
South Africa	4,633,578	18,667,016	—	23,300,594
South Korea	—	71,222,106	—	71,222,106
Taiwan	—	95,910,873	—	95,910,873
Thailand	297,689	13,009,656	—	13,307,345
Turkey	843,474	1,018,692	—	1,862,166
United Arab Emirates	—	8,436,352	—	8,436,352
Total Common Stock	73,874,900	580,812,569	457,484	655,144,953
Preferred Stock	9,732,137	3,944,163	—	13,676,300
Rights	—	2,952	—	2,952
Corporate Bonds/Notes	—	3,940	—	3,940
Short-Term Investments	—	3,668,203	—	3,668,203
Total Investments, at fair value	$83,607,037	$588,431,827	$457,484	$672,496,348
Other Financial Instruments+
Forward Foreign Currency Contracts	—	4,853	—	4,853
Total Assets	$83,607,037	$588,436,680	$457,484	$672,501,201
Liabilities Table
Other Financial Instruments+
Futures	$(39,062)	$—	$—	$(39,062)
Total Liabilities	$(39,062)	$—	$—	$(39,062)

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

#
The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.

At June 30, 2022, Voya Emerging Markets Index Portfolio held the following restricted securities:
Security	Acquisition Date	Acquisition Cost	Fair Value
Hanergy Mobile Energy Holding Group Co Ltd.	6/11/2019	$951,967	$—
Sberbank of Russia PJSC	7/27/2017	3,894,962	—
VTB Bank PJSC	4/28/2020	207,483	—
		$5,054,412	$—
See Accompanying Notes to Financial Statements

Voya Emerging Markets	PORTFOLIO OF INVESTMENTS
Index Portfolio	as of June 30, 2022 (Unaudited) (continued)

At June 30, 2022, the following forward foreign currency contracts were outstanding for Voya Emerging Markets Index Portfolio:
Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD 3,686,572	ZAR 59,900,000	The Bank of New York Mellon	07/05/22	$4,667
USD 27,094,034	HKD 212,600,000	The Bank of New York Mellon	07/05/22	186
				$4,853
At June 30, 2022, the following futures contracts were outstanding for Voya Emerging Markets Index Portfolio:
Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long Contracts:
MSCI Emerging Markets Index	267	09/16/22	$13,386,045	$(39,062)
			$13,386,045	$(39,062)
Currency Abbreviations
HKD − Hong Kong Sar Dollar
USD − United States Dollar
ZAR − South African Rand
A summary of derivative instruments by primary risk exposure is outlined in the following tables.
The fair value of derivative instruments as of June 30, 2022 was as follows:
Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	$4,853
Total Asset Derivatives		$4,853
Liability Derivatives
Equity contracts	Variation margin payable on futures contracts*	39,062
Total Liabiity Derivatives		$39,062

*
The fair value presented above represents the cumulative unrealized appreciation (depreciation) on futures contracts as reported in the table within the Portfolio of Investments. In the Statement of Assets and Liabilities, only current day’s unsettled variation margin is reported in receivables or payables on futures contracts and the net cumulative unrealized appreciation (depreciation) is included in total distributable earnings (loss).

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2022 was as follows:
	Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Forward foreign currency contracts	Futures	Total
Foreign exchange contracts	$(11,431)	$—	$(11,431)
Equity contracts	—	(2,174,779)	(2,174,779)
Total	$(11,431)	$(2,174,779)	$(2,186,210)
	Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Forward foreign currency contracts	Futures	Total
Foreign exchange contracts	$6,032	$—	$6,032
Equity contracts	—	(69,207)	(69,207)
Total	$6,032	$(69,207)	$(63,175)
See Accompanying Notes to Financial Statements

Voya Emerging Markets	PORTFOLIO OF INVESTMENTS
Index Portfolio	as of June 30, 2022 (Unaudited) (continued)

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at June 30, 2022:
	The Bank of New York Mellon	Totals
Assets:
Forward foreign currency contracts	$4,853	$4,853
Total Assets	$4,853	$4,853
Net OTC derivative instruments by counterparty, at fair value	$4,853	$4,853
Total collateral pledged by the Portfolio/(Received from counterparty)	$—	$—
Net Exposure(1)	$4,853	$4,853

(1)
Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Portfolio. Please refer to Note 2 for additional details regarding counterparty credit risk and credit related contingent features.

At June 30, 2022, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:
Cost for federal income tax purposes was $777,787,772.
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation	$47,090,499
Gross Unrealized Depreciation	(149,631,765)
Net Unrealized Depreciation	$(102,541,266)
See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya International Index Portfolio	as of June 30, 2022 (Unaudited)

Shares		Value	Percentage of Net Assets
COMMON STOCK: 97.9%
	Australia: 7.5%
34,177	Ampol Ltd.	$806,662	0.0
169,221	APA Group - Stapled Security	1,317,854	0.1
86,434	Aristocrat Leisure Ltd.	2,055,922	0.1
27,766	ASX Ltd.	1,569,463	0.1
263,995	Aurizon Holdings Ltd.	694,315	0.0
402,102	Australia & New Zealand Banking Group Ltd.	6,124,301	0.3
874,585 (1)(2)	BGP Holdings PLC	—	—
441,340	BHP Group Ltd. Australian	12,637,164	0.6
284,702	BHP Group Ltd. British	7,938,722	0.4
70,307	BlueScope Steel Ltd.	774,689	0.0
205,760	Brambles Ltd.	1,521,450	0.1
9,434	Cochlear Ltd.	1,295,220	0.1
191,635	Coles Group Ltd.	2,358,328	0.1
244,732	Commonwealth Bank of Australia	15,290,015	0.8
77,929	Computershare Ltd.	1,328,936	0.1
69,087	CSL Ltd.	12,827,721	0.7
154,258	Dexus	948,604	0.1
8,690	Domino’s Pizza Enterprises Ltd.	408,481	0.0
192,648 (3)	Endeavour Group Ltd./ Australia	1,007,837	0.1
262,891	Evolution Mining Ltd.	429,552	0.0
242,873	Fortescue Metals Group Ltd.	2,920,490	0.2
241,148	Goodman Group	2,977,631	0.2
274,734	GPT Group	802,961	0.0
29,939	IDP Education Ltd.	490,255	0.0
353,547	Insurance Australia Group Ltd.	1,066,140	0.1
98,789 (3)	Lendlease Corp., Ltd. - Stapled Security	622,266	0.0
319,222 (2)	Lottery Corp. Ltd./The	995,951	0.0
52,272	Macquarie Group Ltd.	5,951,480	0.3
394,981	Medibank Pvt Ltd.	888,383	0.1
24,377	Mineral Resources Ltd.	818,156	0.0
565,461	Mirvac Group	772,925	0.0
463,791	National Australia Bank Ltd.	8,794,798	0.4
127,682	Newcrest Mining Ltd.	1,818,987	0.1
167,103	Northern Star Resources Ltd.	783,832	0.0
58,635	Orica Ltd.	641,508	0.0
252,594	Origin Energy Ltd.	1,002,686	0.1
132,544 (2)(3)	Qantas Airways Ltd.	410,202	0.0
212,265	QBE Insurance Group Ltd.	1,783,637	0.1
26,261	Ramsay Health Care Ltd.	1,330,136	0.1
7,579	REA Group Ltd.	585,255	0.0
32,427 (3)	Reece Ltd.	308,018	0.0
53,240	Rio Tinto Ltd.	3,798,081	0.2
461,467	Santos Ltd.	2,339,722	0.1
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Australia (continued)
744,408	Scentre Group	$1,336,622	0.1
48,222	Seek Ltd.	699,504	0.0
65,363	Sonic Healthcare Ltd.	1,489,838	0.1
666,897	South32 Ltd. - AUD	1,807,085	0.1
342,370	Stockland	854,824	0.1
181,084	Suncorp Group Ltd.	1,380,901	0.1
589,735	Telstra Corp., Ltd.	1,568,563	0.1
440,395	Transurban Group - Stapled Security	4,381,626	0.2
103,528	Treasury Wine Estates Ltd.	811,888	0.0
554,957	Vicinity Centres	704,996	0.0
31,053	Washington H Soul Pattinson & Co. Ltd.	505,723	0.0
162,660	Wesfarmers Ltd.	4,704,777	0.2
502,134	Westpac Banking Corp.	6,773,242	0.3
21,061	WiseTech Global Ltd.	552,267	0.0
218,817	Woodside Energy Group Ltd.	4,809,265	0.3
173,822	Woolworths Group Ltd.	4,269,475	0.2
		149,889,332	7.5
	Austria: 0.2%
49,314	Erste Group Bank AG	1,253,137	0.1
21,122	OMV AG	993,388	0.1
9,766 (3)	Verbund - Oesterreichische Elektrizitaetswirtschafts AG	959,985	0.0
16,645	Voestalpine AG	355,743	0.0
		3,562,253	0.2
	Belgium: 0.9%
23,288	Ageas SA/NV	1,026,832	0.1
124,574	Anheuser-Busch InBev SA/NV	6,708,582	0.3
3,569	D’ieteren Group	524,452	0.0
4,735 (3)	Elia Group SA/NV	672,470	0.0
14,576	Groupe Bruxelles Lambert S.A.	1,221,903	0.1
35,874	KBC Group NV	2,018,315	0.1
21,816 (3)	Proximus SADP	322,002	0.0
2,210 (3)	Sofina SA	453,011	0.0
10,629	Solvay S.A.	865,907	0.1
18,132	UCB S.A.	1,536,500	0.1
30,038	Umicore SA	1,052,958	0.1
21,333 (3)	Warehouses De Pauw CVA	673,148	0.0
		17,076,080	0.9
	China: 0.2%
530,917	BOC Hong Kong Holdings Ltd.	2,108,259	0.1
246,900 (4)	Budweiser Brewing Co. APAC Ltd.	740,873	0.1
8,519 (2)(3)	Futu Holdings Ltd. ADR	444,777	0.0
		3,293,909	0.2

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya International Index Portfolio	as of June 30, 2022 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Denmark: 2.7%
450	AP Moller - Maersk A/S - Class A	$1,044,431	0.0
767	AP Moller - Maersk A/S - Class B	1,800,608	0.1
14,400	Carlsberg A/S	1,840,359	0.1
15,128 (3)	Chr Hansen Holding A/S	1,104,310	0.1
17,038 (3)	Coloplast A/S	1,946,757	0.1
98,924	Danske Bank A/S	1,407,957	0.1
13,776 (2)	Demant A/S	517,860	0.0
27,537	DSV A/S	3,872,179	0.2
9,428 (2)	Genmab A/S	3,058,866	0.2
18,826 (3)	GN Store Nord A/S	664,128	0.0
241,511 (3)	Novo Nordisk A/S	26,784,148	1.3
29,463	Novozymes A/S	1,773,171	0.1
27,131 (4)	Orsted A/S	2,857,543	0.1
13,625	Pandora A/S	865,630	0.0
1,276 (3)	ROCKWOOL A/S	289,696	0.0
51,640	Tryg A/S	1,163,444	0.1
144,836 (3)	Vestas Wind Systems A/S	3,079,503	0.2
		54,070,590	2.7
	Finland: 1.2%
20,399	Elisa OYJ	1,148,414	0.1
63,700	Fortum OYJ	962,821	0.1
39,173	Kesko OYJ	927,065	0.0
48,747	Kone Oyj	2,329,882	0.1
60,676	Neste Oyj	2,698,940	0.1
776,114	Nokia OYJ - Finland	3,597,344	0.2
474,584	Nordea Bank Abp	4,192,249	0.2
15,254	Orion Oyj	682,689	0.0
71,529	Sampo OYJ	3,125,912	0.2
79,045	Stora Enso OYJ	1,252,483	0.1
76,549	UPM-Kymmene OYJ	2,347,255	0.1
67,892	Wartsila OYJ	532,191	0.0
		23,797,245	1.2
	France: 10.2%
24,411 (2)	Accor S.A.	665,973	0.0
4,258 (2)(3)	Aeroports de Paris	542,814	0.0
74,988	Air Liquide SA	10,093,640	0.5
45,508	Alstom SA	1,039,159	0.1
8,738 (3)(4)	Amundi SA	481,091	0.0
8,523	Arkema SA	762,407	0.0
277,843	AXA S.A.	6,346,390	0.3
5,941	BioMerieux	582,544	0.0
159,326	BNP Paribas	7,620,909	0.4
126,818	Bollore SE	591,196	0.0
32,915 (3)	Bouygues SA	1,015,877	0.1
42,171 (3)	Bureau Veritas SA	1,084,983	0.1
23,488	Capgemini SE	4,050,760	0.2
89,024 (3)	Carrefour S.A.	1,580,299	0.1
71,397 (3)	Cie de Saint-Gobain	3,085,023	0.2
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	France (continued)
97,298	Cie Generale des Etablissements Michelin SCA	$2,657,314	0.1
6,782	Covivio	378,896	0.0
178,621	Credit Agricole SA	1,646,708	0.1
93,697	Danone	5,247,259	0.3
3,592	Dassault Aviation SA	560,939	0.0
95,656	Dassault Systemes SE	3,543,196	0.2
35,762	Edenred	1,694,077	0.1
11,947	Eiffage SA	1,080,730	0.1
80,393	Electricite de France SA	660,339	0.0
261,953	Engie SA	3,033,157	0.2
41,241 (3)	EssilorLuxottica SA	6,252,686	0.3
6,249 (3)	Eurazeo SE	388,215	0.0
6,589	Gecina S.A.	618,380	0.0
63,105	Getlink SE	1,119,193	0.1
4,542	Hermes International	5,111,717	0.3
5,409	Ipsen SA	512,143	0.0
10,730	Kering SA	5,560,599	0.3
30,856 (3)	Klepierre SA	597,128	0.0
15,066 (4)	La Francaise des Jeux SAEM	523,158	0.0
38,358	Legrand S.A.	2,848,036	0.1
34,555	L’Oreal S.A.	11,997,738	0.6
39,816	LVMH Moet Hennessy Louis Vuitton SE	24,402,454	1.2
286,131	Orange SA	3,371,660	0.2
30,047	Pernod Ricard SA	5,554,956	0.3
32,717 (3)	Publicis Groupe	1,609,046	0.1
3,299	Remy Cointreau SA	578,850	0.0
27,568 (2)	Renault S.A.	695,982	0.0
49,020	Safran S.A.	4,880,722	0.3
163,099	Sanofi	16,447,961	0.8
3,966	Sartorius Stedim Biotech	1,251,349	0.1
77,531	Schneider Electric SE	9,238,289	0.5
3,571	SEB SA	344,625	0.0
114,058	Societe Generale	2,521,800	0.1
12,689 (3)	Sodexo SA	897,552	0.1
8,424	Teleperformance	2,601,208	0.1
15,304	Thales S.A.	1,878,988	0.1
355,580	TotalEnergies SE	18,716,732	0.9
13,464 (2)(3)	UbiSoft Entertainment	593,810	0.0
16,897 (2)(3)	Unibail-Rodamco-Westfield	859,046	0.0
29,572 (3)	Valeo	576,241	0.0
95,337 (3)	Veolia Environnement	2,337,036	0.1
76,528	Vinci SA	6,869,297	0.3
103,344	Vivendi SE	1,054,619	0.1
3,851 (3)	Wendel SE	322,765	0.0
34,191 (2)(4)	Worldline SA/France	1,275,309	0.1
		204,454,970	10.2

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya International Index Portfolio	as of June 30, 2022 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Germany: 7.2%
24,796	Adidas AG	$4,404,556	0.2
58,581	Allianz SE	11,230,629	0.6
143,287 (3)	Aroundtown SA	458,291	0.0
131,729	BASF SE	5,763,464	0.3
140,900	Bayer AG	8,414,076	0.4
47,486	Bayerische Motoren Werke AG	3,681,159	0.2
11,746	Bechtle AG	482,464	0.0
14,457	Beiersdorf AG	1,483,544	0.1
22,159	Brenntag SE	1,450,938	0.1
5,772	Carl Zeiss Meditec AG	693,967	0.0
152,672 (2)	Commerzbank AG	1,083,233	0.1
15,777	Continental AG	1,107,373	0.1
27,709 (4)	Covestro AG	962,856	0.1
64,916 (2)	Daimler Truck Holding AG	1,709,628	0.1
23,397 (2)(4)	Delivery Hero SE	882,675	0.0
296,418	Deutsche Bank AG	2,604,845	0.1
27,250	Deutsche Boerse AG	4,576,024	0.2
85,729 (2)(3)	Deutsche Lufthansa AG	504,968	0.0
142,165	Deutsche Post AG	5,367,626	0.3
464,855	Deutsche Telekom AG	9,245,661	0.5
321,997	E.ON AG	2,712,217	0.1
30,075	Evonik Industries AG	644,997	0.0
29,416	Fresenius Medical Care AG & Co. KGaA	1,473,780	0.1
60,076	Fresenius SE & Co. KGaA	1,827,023	0.1
22,003	GEA Group AG	762,804	0.0
8,648	Hannover Rueck SE	1,261,357	0.1
20,770	HeidelbergCement AG	1,002,807	0.1
23,700 (2)	HelloFresh SE	773,209	0.0
14,904	Henkel AG & Co. KGaA	915,710	0.1
187,296	Infineon Technologies AG	4,556,093	0.2
10,349	KION Group AG	433,234	0.0
10,404	Knorr-Bremse AG	595,891	0.0
10,447	LEG Immobilien SE	869,420	0.0
115,078	Mercedes-Benz Group AG	6,683,570	0.3
18,536	Merck KGaA	3,144,114	0.2
7,664	MTU Aero Engines AG	1,403,986	0.1
20,093	Muenchener Rueckversicherungs- Gesellschaft AG	4,752,967	0.2
8,283	Nemetschek SE	503,912	0.0
15,142	Puma SE	1,004,623	0.1
734	Rational AG	427,916	0.0
6,247	Rheinmetall AG	1,441,594	0.1
92,135	RWE AG	3,407,725	0.2
149,764	SAP SE	13,651,116	0.7
11,502 (4)	Scout24 SE	592,532	0.0
109,717	Siemens AG	11,278,570	0.6
62,530 (3)	Siemens Energy AG	921,592	0.1
40,445 (4)	Siemens Healthineers AG	2,062,152	0.1
19,044	Symrise AG	2,077,048	0.1
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Germany (continued)
149,315 (3)	Telefonica Deutschland Holding AG	$430,583	0.0
13,122	Uniper SE	196,098	0.0
13,912	United Internet AG	398,777	0.0
4,232	Volkswagen AG	773,972	0.0
100,242	Vonovia SE	3,101,548	0.2
31,943 (2)(4)	Zalando SE	841,466	0.0
		143,032,380	7.2
	Hong Kong: 3.0%
1,735,099	AIA Group Ltd.	18,958,680	1.0
286,800	Chow Tai Fook Jewellery Group Ltd.	541,734	0.0
287,199	CK Asset Holdings Ltd.	2,040,640	0.1
385,199	CK Hutchison Holdings Ltd.	2,613,190	0.1
90,402	CK Infrastructure Holdings Ltd.	555,334	0.0
235,365	CLP Holdings Ltd.	1,955,950	0.1
288,600 (2)(4)	ESR Group Ltd.	782,583	0.1
290,823	Hang Lung Properties Ltd.	553,385	0.0
109,636	Hang Seng Bank Ltd.	1,942,848	0.1
208,059	Henderson Land Development Co., Ltd.	781,964	0.1
380,000	HK Electric Investments & HK Electric Investments Ltd. - Stapled Security	348,677	0.0
542,867	HKT Trust & HKT Ltd. - Stapled Security	729,094	0.0
1,606,181	Hong Kong & China Gas	1,733,416	0.1
172,788	Hong Kong Exchanges and Clearing Ltd.	8,545,450	0.4
163,733	Hongkong Land Holdings Ltd. - HKHGF	822,289	0.1
30,704	Jardine Matheson Holdings Ltd.	1,613,308	0.1
302,632	Link REIT	2,472,918	0.1
222,144	MTR Corp.	1,164,642	0.1
216,273	New World Development Co. Ltd.	779,044	0.0
198,845	Power Assets Holdings Ltd.	1,252,706	0.1
490,626	Sino Land Co.	724,496	0.0
192,000	SITC International Holdings Co. Ltd.	546,082	0.0
207,971	Sun Hung Kai Properties Ltd.	2,462,390	0.1
71,620	Swire Pacific Ltd. - Class A	427,733	0.0
167,825	Swire Properties Ltd.	417,823	0.0
197,500	Techtronic Industries Co., Ltd.	2,062,325	0.1
1,196,000 (4)	WH Group Ltd.	925,687	0.1
239,361	Wharf Real Estate Investment Co. Ltd.	1,143,003	0.1

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya International Index Portfolio	as of June 30, 2022 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Hong Kong (continued)
259,000	Xinyi Glass Holding Co. Ltd.	$624,907	0.0
		59,522,298	3.0
	Ireland: 0.6%
49,010	CRH PLC	1,691,284	0.1
14,144	DCC PLC	879,991	0.0
23,932 (2)	Flutter Entertainment PLC	2,426,184	0.1
63,872	James Hardie Industries SE	1,398,340	0.1
22,827	Kerry Group PLC - KYG	2,183,002	0.1
22,111	Kingspan Group Plc	1,329,565	0.1
35,293	Smurfit Kappa PLC	1,190,157	0.1
		11,098,523	0.6
	Israel: 0.7%
6,087	Azrieli Group Ltd.	428,537	0.0
182,096	Bank Hapoalim BM	1,529,102	0.1
221,414	Bank Leumi Le-Israel BM	1,980,775	0.1
14,806 (2)	Check Point Software Technologies	1,803,075	0.1
5,702 (2)	CyberArk Software Ltd.	729,628	0.0
3,811	Elbit Systems Ltd.	875,299	0.0
101,532	ICL Group Ltd.	927,487	0.1
177,413	Israel Discount Bank Ltd.	929,009	0.1
7,054 (2)	Kornit Digital Ltd.	223,612	0.0
22,072	Mizrahi Tefahot Bank Ltd.	734,789	0.0
9,053 (2)	Nice Ltd.	1,746,949	0.1
158,240 (2)	Teva Pharmaceutical Industries Ltd. ADR	1,189,965	0.1
15,644 (2)	Tower Semiconductor Ltd.	729,699	0.0
8,168 (2)	Wix.com Ltd.	535,412	0.0
12,028 (3)	ZIM Integrated Shipping Services Ltd.	568,082	0.0
		14,931,420	0.7
	Italy: 1.9%
17,858	Amplifon S.p.A.	549,039	0.0
158,731	Assicurazioni Generali S.p.A.	2,535,385	0.1
71,061	Atlantia S.p.A	1,668,127	0.1
74,969	Davide Campari-Milano NV	790,904	0.1
3,611 (3)	DiaSorin SpA	474,887	0.0
1,166,491	Enel S.p.A.	6,397,322	0.3
361,982 (3)	ENI S.p.A.	4,293,366	0.2
18,078	Ferrari NV	3,327,048	0.2
87,472	FinecoBank Banca Fineco SpA	1,049,368	0.1
48,199 (4)	Infrastrutture Wireless Italiane SpA	490,007	0.0
2,368,722	Intesa Sanpaolo SpA	4,433,013	0.2
86,811 (3)	Mediobanca Banca di Credito Finanziario SpA	752,883	0.0
29,439	Moncler SpA	1,268,414	0.1
75,163 (2)(4)	Nexi SpA	624,189	0.0
74,929 (4)	Poste Italiane SpA	701,075	0.0
36,535	Prysmian SpA	1,003,727	0.1
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Italy (continued)
14,996	Recordati Industria Chimica e Farmaceutica SpA	$653,967	0.0
289,210	Snam SpA	1,517,309	0.1
1,429,067 (2)(3)	Telecom Italia S.p.A. - TIT	374,714	0.0
201,792	Terna - Rete Elettrica Nazionale	1,586,542	0.1
303,310	UniCredit SpA	2,898,547	0.2
		37,389,833	1.9
	Japan: 21.8%
27,200	Advantest Corp.	1,462,727	0.1
93,780	Aeon Co., Ltd.	1,628,970	0.1
27,721 (3)	AGC, Inc.	974,052	0.1
21,111	Aisin Corp.	653,406	0.0
66,928	Ajinomoto Co., Inc.	1,632,080	0.1
22,889 (2)	ANA Holdings, Inc.	422,798	0.0
65,458	Asahi Group Holdings, Ltd.	2,152,612	0.1
31,200	Asahi Intecc Co. Ltd.	472,396	0.0
179,953	Asahi Kasei Corp.	1,368,969	0.1
267,020	Astellas Pharma, Inc.	4,165,967	0.2
16,700	Azbil Corp.	440,288	0.0
28,693	Bandai Namco Holdings, Inc.	2,025,524	0.1
81,843 (3)	Bridgestone Corp.	2,983,946	0.2
33,886	Brother Industries Ltd.	596,204	0.0
143,493 (3)	Canon, Inc.	3,251,750	0.2
25,300	Capcom Co., Ltd.	615,447	0.0
20,728	Central Japan Railway Co.	2,382,329	0.1
76,066	Chiba Bank Ltd.	416,362	0.0
92,442	Chubu Electric Power Co., Inc.	930,837	0.1
96,318 (3)	Chugai Pharmaceutical Co., Ltd.	2,463,862	0.1
156,109	Concordia Financial Group Ltd.	542,035	0.0
61,600	CyberAgent, Inc.	617,142	0.0
31,874	Dai Nippon Printing Co., Ltd.	685,626	0.0
14,500	Daifuku Co., Ltd.	829,839	0.0
144,183	Dai-ichi Life Holdings, Inc.	2,666,721	0.1
251,279	Daiichi Sankyo Co., Ltd.	6,390,650	0.3
35,698	Daikin Industries Ltd.	5,731,640	0.3
8,881	Daito Trust Construction Co., Ltd.	768,261	0.0
85,954	Daiwa House Industry Co., Ltd.	2,010,207	0.1
316	Daiwa House REIT Investment Corp.	718,238	0.0
195,021	Daiwa Securities Group, Inc.	873,232	0.1
62,167	Denso Corp.	3,281,329	0.2
31,003 (3)	Dentsu Group, Inc.	934,672	0.1
4,100	Disco Corp.	975,644	0.1

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya International Index Portfolio	as of June 30, 2022 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Japan (continued)
43,333	East Japan Railway Co.	$2,216,447	0.1
36,179	Eisai Co., Ltd.	1,529,652	0.1
440,164	ENEOS Holdings, Inc.	1,656,246	0.1
27,493	Fanuc Ltd.	4,309,234	0.2
8,342	Fast Retailing Co., Ltd.	4,381,860	0.2
18,223	Fuji Electric Co. Ltd.	753,409	0.0
51,660	Fuji Film Holdings Corp.	2,775,766	0.1
28,213	Fujitsu Ltd.	3,530,236	0.2
612	GLP J-Reit	749,981	0.0
6,000	GMO Payment Gateway, Inc.	427,386	0.0
33,500	Hakuhodo DY Holdings, Inc.	307,728	0.0
20,142	Hamamatsu Photonics KK	784,685	0.0
32,857	Hankyu Hanshin Holdings, Inc.	897,432	0.1
2,900	Hikari Tsushin, Inc.	298,125	0.0
4,364	Hirose Electric Co., Ltd.	579,457	0.0
15,410	Hitachi Construction Machinery Co., Ltd.	342,298	0.0
138,891	Hitachi Ltd.	6,607,054	0.3
30,710 (2)	Hitachi Metals Ltd.	464,893	0.0
233,842	Honda Motor Co., Ltd.	5,638,188	0.3
15,400	Hoshizaki Corp.	459,011	0.0
53,037	Hoya Corp.	4,539,062	0.2
55,064 (3)	Hulic Co. Ltd.	427,090	0.0
16,200	Ibiden Co., Ltd.	458,957	0.0
29,855	Idemitsu Kosan Co., Ltd.	713,196	0.0
21,091	Iida Group Holdings Co. Ltd.	323,797	0.0
149,116 (3)	Inpex Corp.	1,598,566	0.1
83,668	Isuzu Motors Ltd.	925,484	0.1
7,700	Ito En Ltd.	346,290	0.0
170,516	Itochu Corp.	4,600,175	0.2
13,500	Itochu Techno-Solutions Corp.	331,927	0.0
20,678 (2)	Japan Airlines Co. Ltd.	355,281	0.0
72,014	Japan Exchange Group, Inc.	1,043,816	0.1
1,002	Japan Metropolitan Fund Invest	780,734	0.0
59,200	Japan Post Bank Co. Ltd.	460,899	0.0
351,300	Japan Post Holdings Co. Ltd.	2,513,525	0.1
28,700	Japan Post Insurance Co. Ltd.	459,335	0.0
179	Japan Real Estate Investment Corp.	824,229	0.0
172,102 (3)	Japan Tobacco, Inc.	2,982,319	0.2
70,502	JFE Holdings, Inc.	741,696	0.0
25,935	JSR Corp.	673,952	0.0
60,654	Kajima Corp.	695,496	0.0
18,923	Kakaku.com, Inc.	314,293	0.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Japan (continued)
100,962	Kansai Electric Power Co., Inc.	$999,379	0.1
68,075 (3)	Kao Corp.	2,760,405	0.1
231,301	KDDI Corp.	7,293,932	0.4
14,768	Keio Corp.	529,783	0.0
19,798	Keisei Electric Railway Co., Ltd.	546,663	0.0
27,888	Keyence Corp.	9,563,861	0.5
20,834	Kikkoman Corp.	1,108,720	0.1
24,597	Kintetsu Group Holdings Co., Ltd.	765,254	0.0
117,956 (3)	Kirin Holdings Co., Ltd.	1,863,356	0.1
7,600	Kobayashi Pharmaceutical Co., Ltd.	470,678	0.0
21,600	Kobe Bussan Co. Ltd.	530,950	0.0
8,420	Koei Tecmo Holdings Co. Ltd.	273,024	0.0
15,000	Koito Manufacturing Co., Ltd.	476,428	0.0
132,583	Komatsu Ltd.	2,952,248	0.2
13,366	Konami Holdings Corp.	740,497	0.0
4,800	Kose Corp.	437,453	0.0
146,322 (3)	Kubota Corp.	2,192,797	0.1
15,048	Kurita Water Industries, Ltd.	544,713	0.0
45,994	Kyocera Corp.	2,458,674	0.1
38,714	Kyowa Kirin Co., Ltd.	874,044	0.1
10,800 (3)	Lasertec Corp.	1,286,320	0.1
42,692	Lixil Corp.	802,421	0.0
63,300	M3, Inc.	1,822,089	0.1
32,108	Makita Corp.	795,846	0.0
224,356	Marubeni Corp.	2,012,829	0.1
81,566	Mazda Motor Corp.	665,781	0.0
12,400 (3)	McDonald’s Holdings Co. Japan Ltd.	451,680	0.0
16,388	MEIJI Holdings Co., Ltd.	805,271	0.0
52,100	Minebea Mitsumi, Inc.	887,956	0.1
40,800	MISUMI Group, Inc.	861,675	0.1
183,648	Mitsubishi Chemical Holdings Corp.	997,883	0.1
181,093	Mitsubishi Corp.	5,393,163	0.3
277,161	Mitsubishi Electric Corp.	2,979,247	0.2
169,627	Mitsubishi Estate Co., Ltd.	2,458,463	0.1
94,676	Mitsubishi HC Capital, Inc.	436,965	0.0
45,919	Mitsubishi Heavy Industries Ltd.	1,604,948	0.1
1,714,406	Mitsubishi UFJ Financial Group, Inc.	9,172,162	0.5
200,201	Mitsui & Co., Ltd.	4,399,324	0.2
26,414	Mitsui Chemicals, Inc.	563,397	0.0
130,719	Mitsui Fudosan Co., Ltd.	2,808,478	0.1
49,300	Mitsui OSK Lines Ltd.	1,134,123	0.1
346,006	Mizuho Financial Group, Inc.	3,939,250	0.2

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya International Index Portfolio	as of June 30, 2022 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Japan (continued)
35,900	MonotaRO Co. Ltd.	$535,402	0.0
63,854	MS&AD Insurance Group Holdings, Inc.	1,957,980	0.1
82,344	Murata Manufacturing Co., Ltd.	4,481,763	0.2
35,220	NEC Corp.	1,374,177	0.1
70,900	Nexon Co. Ltd.	1,455,915	0.1
34,169	NGK Insulators Ltd.	460,341	0.0
64,184	Nidec Corp.	3,977,282	0.2
43,400	Nihon M&A Center Holdings, Inc.	462,651	0.0
15,794	Nintendo Co., Ltd.	6,792,312	0.3
220 (3)	Nippon Building Fund, Inc.	1,097,958	0.1
11,022	NIPPON EXPRESS HOLDINGS INC	600,403	0.0
118,985 (3)	Nippon Paint Holdings Co., Ltd.	890,269	0.1
306	Nippon Prologis REIT, Inc.	753,668	0.0
24,825	Nippon Sanso Holdings Corp.	397,478	0.0
7,100	Nippon Shinyaku Co., Ltd.	433,387	0.0
115,880	Nippon Steel Corp.	1,621,753	0.1
171,396	Nippon Telegraph & Telephone Corp.	4,924,750	0.3
23,203	Nippon Yusen KK	1,590,912	0.1
18,500	Nissan Chemical Corp.	853,912	0.1
332,892	Nissan Motor Co., Ltd.	1,303,809	0.1
28,367	Nisshin Seifun Group, Inc.	331,981	0.0
9,017	Nissin Food Products Co., Ltd.	622,815	0.0
11,506	Nitori Co., Ltd.	1,094,944	0.1
20,442	Nitto Denko Corp.	1,322,159	0.1
417,426	Nomura Holdings, Inc.	1,516,552	0.1
17,045	Nomura Real Estate Holdings, Inc.	417,013	0.0
609	Nomura Real Estate Master Fund, Inc.	760,703	0.0
48,168	Nomura Research Institute Ltd.	1,292,663	0.1
90,520	NTT Data Corp.	1,255,770	0.1
93,115	Obayashi Corp.	677,250	0.0
10,000	Obic Co., Ltd.	1,422,062	0.1
42,327	Odakyu Electric Railway Co., Ltd.	571,067	0.0
116,426	Oji Holdings Corp.	504,396	0.0
177,028	Olympus Corp.	3,587,507	0.2
26,623	Omron Corp.	1,355,024	0.1
53,090	Ono Pharmaceutical Co., Ltd.	1,363,844	0.1
11,800	Open House Group Co. Ltd.	469,708	0.0
5,500	Oracle Corp. Japan	320,293	0.0
28,680	Oriental Land Co., Ltd.	4,005,218	0.2
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Japan (continued)
171,463	ORIX Corp.	$2,873,694	0.2
53,765	Osaka Gas Co., Ltd.	1,030,419	0.1
16,322	Otsuka Corp.	485,757	0.0
56,046 (3)	Otsuka Holdings Co. Ltd.	2,000,658	0.1
54,568	Pan Pacific International Holdings Corp.	869,991	0.1
316,731	Panasonic Holdings Corp.	2,557,345	0.1
25,500	Persol Holdings Co. Ltd.	465,582	0.0
124,770 (3)	Rakuten Group, Inc.	564,161	0.0
206,800	Recruit Holdings Co. Ltd.	6,090,352	0.3
167,300 (2)	Renesas Electronics Corp.	1,513,958	0.1
309,913	Resona Holdings, Inc.	1,159,234	0.1
82,332	Ricoh Co., Ltd.	642,779	0.0
12,550	Rohm Co., Ltd.	879,752	0.1
35,170	SBI Holdings, Inc.	687,208	0.0
22,400	SCSK Corp.	380,409	0.0
30,106	Secom Co., Ltd.	1,858,887	0.1
40,116	Seiko Epson Corp.	567,520	0.0
54,119	Sekisui Chemical Co., Ltd.	741,971	0.0
88,385	Sekisui House Ltd.	1,551,630	0.1
108,071	Seven & I Holdings Co., Ltd.	4,193,198	0.2
41,300	SG Holdings Co. Ltd.	698,380	0.0
34,300	Sharp Corp.	265,313	0.0
33,972	Shimadzu Corp.	1,076,760	0.1
10,555	Shimano, Inc.	1,778,062	0.1
79,192	Shimizu Corp.	437,486	0.0
53,789	Shin-Etsu Chemical Co., Ltd.	6,046,474	0.3
38,032	Shionogi & Co., Ltd.	1,941,094	0.1
57,362	Shiseido Co., Ltd.	2,312,101	0.1
63,981	Shizuoka Bank Ltd.	385,221	0.0
8,236	SMC Corp.	3,666,169	0.2
411,900	SoftBank Corp.	4,573,137	0.2
172,992	SoftBank Group Corp.	6,704,911	0.3
44,913	Sompo Holdings, Inc.	1,983,715	0.1
180,870	Sony Group Corp.	14,751,175	0.7
12,300	Square Enix Holdings Co., Ltd.	545,957	0.0
88,235	Subaru Corp.	1,560,741	0.1
50,200	Sumco Corp.	652,846	0.0
213,671	Sumitomo Chemical Co., Ltd.	836,244	0.0
161,555	Sumitomo Corp.	2,196,090	0.1
102,433	Sumitomo Electric Industries Ltd.	1,131,938	0.1
35,480	Sumitomo Metal Mining Co., Ltd.	1,100,033	0.1
187,251	Sumitomo Mitsui Financial Group, Inc.	5,566,054	0.3
48,485	Sumitomo Mitsui Trust Holdings, Inc.	1,498,476	0.1

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya International Index Portfolio	as of June 30, 2022 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Japan (continued)
44,396	Sumitomo Realty & Development Co., Ltd.	$1,171,997	0.1
19,934 (3)	Suntory Beverage & Food Ltd.	752,768	0.0
52,844	Suzuki Motor Corp.	1,661,306	0.1
24,038	Sysmex Corp.	1,450,469	0.1
76,011	T&D Holdings, Inc.	909,894	0.1
27,361	Taisei Corp.	853,116	0.1
215,622	Takeda Pharmaceutical Co., Ltd.	6,056,467	0.3
55,736	TDK Corp.	1,723,261	0.1
92,628	Terumo Corp.	2,802,094	0.1
32,400	TIS, Inc.	852,467	0.1
27,085	Tobu Railway Co., Ltd.	618,261	0.0
16,000	Toho Co., Ltd.	579,602	0.0
89,988	Tokio Marine Holdings, Inc.	5,247,376	0.3
218,966 (2)	Tokyo Electric Power Co., Inc.	915,981	0.1
21,465	Tokyo Electron Ltd.	7,006,033	0.4
56,972	Tokyo Gas Co., Ltd.	1,180,691	0.1
76,194	Tokyu Corp.	899,354	0.1
37,616	Toppan, Inc.	627,582	0.0
198,903	Toray Industries, Inc.	1,119,592	0.1
55,861	Toshiba Corp.	2,269,649	0.1
37,300	Tosoh Corp.	463,965	0.0
20,334	Toto Ltd.	673,287	0.0
21,005	Toyota Industries Corp.	1,302,463	0.1
1,520,990	Toyota Motor Corp.	23,467,820	1.2
30,454	Toyota Tsusho Corp.	992,886	0.1
19,153	Trend Micro, Inc.	936,992	0.1
57,878	Unicharm Corp.	1,942,226	0.1
31,426	USS Co., Ltd.	544,678	0.0
13,200	Welcia Holdings Co. Ltd.	265,379	0.0
31,521	West Japan Railway Co.	1,159,609	0.1
18,385	Yakult Honsha Co., Ltd.	1,060,437	0.1
20,107	Yamaha Corp.	828,910	0.0
42,704 (3)	Yamaha Motor Co., Ltd.	784,163	0.0
41,801	Yamato Holdings Co., Ltd.	668,948	0.0
34,442	Yaskawa Electric Corp.	1,112,413	0.1
32,773	Yokogawa Electric Corp.	542,171	0.0
381,344	Z Holdings Corp.	1,108,977	0.1
17,900	ZOZO, Inc.	323,860	0.0
		435,104,216	21.8
	Luxembourg: 0.1%
19,301	Eurofins Scientific SE	1,524,364	0.1
67,725	Tenaris S.A.	869,873	0.0
		2,394,237	0.1
	Macau: 0.1%
312,159	Galaxy Entertainment Group Ltd.	1,870,012	0.1
348,402 (2)	Sands China Ltd.	838,151	0.0
		2,708,163	0.1
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Netherlands: 6.4%
60,667 (4)	ABN AMRO Bank NV	$681,691	0.0
3,108 (2)(4)	Adyen NV	4,485,274	0.2
256,776 (3)	Aegon NV	1,105,844	0.1
19,316 (2)	AerCap Holdings NV	790,797	0.1
84,556	Airbus SE	8,270,448	0.4
26,047	Akzo Nobel NV	1,703,427	0.1
87,426	ArcelorMittal SA	1,960,570	0.1
6,940 (2)(3)	Argenx SE	2,616,068	0.1
6,717	ASM International NV	1,671,245	0.1
58,297 (3)	ASML Holding NV	27,541,830	1.4
12,289 (4)	Euronext NV	1,007,860	0.0
15,554	EXOR NV	971,973	0.0
14,458	Heineken Holding NV	1,050,301	0.1
37,175	Heineken NV	3,383,743	0.2
8,173	IMCD NV	1,117,536	0.1
559,924	ING Groep NV	5,516,174	0.3
14,420 (3)	JDE Peet’s NV	410,573	0.0
26,206 (2)(3)(4)	Just Eat Takeaway.com NV	411,788	0.0
149,979	Koninklijke Ahold Delhaize NV	3,903,823	0.2
25,068	Koninklijke DSM NV	3,591,020	0.2
473,766	Koninklijke KPN NV	1,685,728	0.1
126,769	Koninklijke Philips NV	2,719,020	0.1
41,031	NN Group NV	1,858,420	0.1
15,110	OCI NV	497,056	0.0
118,961	Prosus NV	7,703,191	0.4
33,106 (2)	QIAGEN NV	1,556,589	0.1
17,149 (3)	Randstad NV	828,822	0.0
1,091,215	Shell PLC	28,418,281	1.4
314,501	Stellantis NV	3,906,272	0.2
104,030	Universal Music Group NV	2,084,357	0.1
37,650	Wolters Kluwer NV	3,648,977	0.2
		127,098,698	6.4
	New Zealand: 0.2%
179,532 (2)	Auckland International Airport Ltd.	804,234	0.0
82,771	Fisher & Paykel Healthcare Corp. Ltd.	1,031,138	0.1
97,709	Mercury NZ Ltd.	344,045	0.0
184,661	Meridian Energy Ltd.	538,869	0.0
268,114	Spark New Zealand Ltd.	802,399	0.0
19,303 (2)	Xero Ltd.	1,029,635	0.1
		4,550,320	0.2
	Norway: 0.8%
41,796 (2)	Adevinta ASA	307,699	0.0
45,323 (3)	Aker BP ASA	1,569,665	0.1
133,413	DNB Bank ASA	2,415,251	0.1
140,166	Equinor ASA	4,884,140	0.2
28,684	Gjensidige Forsikring ASA	583,906	0.0
12,824	Kongsberg Gruppen ASA	461,218	0.0
59,332	Mowi ASA	1,356,785	0.1

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya International Index Portfolio	as of June 30, 2022 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Norway (continued)
192,879	Norsk Hydro ASA	$1,090,010	0.1
107,720	Orkla ASA	862,912	0.0
8,447	Salmar ASA	598,016	0.0
100,356	Telenor ASA	1,341,080	0.1
23,746	Yara International ASA	994,982	0.1
		16,465,664	0.8
	Portugal: 0.2%
398,133	EDP - Energias de Portugal SA	1,855,441	0.1
71,891	Galp Energia SGPS SA	841,200	0.0
40,614	Jeronimo Martins SGPS SA	880,448	0.1
		3,577,089	0.2
	Singapore: 1.4%
481,637	Ascendas Real Estate Investment Trust	988,487	0.1
758,240	CapitaLand Integrated Commercial Trust	1,185,297	0.1
373,096	Capitaland Investment Ltd./Singapore	1,026,880	0.1
58,681	City Developments Ltd.	344,663	0.0
259,820	DBS Group Holdings Ltd.	5,559,475	0.3
867,312	Genting Singapore Ltd.	449,826	0.0
155,678 (2)(3)	Grab Holdings Ltd.	393,865	0.0
208,904	Keppel Corp., Ltd.	975,920	0.1
326,100	Mapletree Commercial Trust	429,788	0.0
469,494	Mapletree Logistics Trust	568,161	0.0
485,622	Oversea-Chinese Banking Corp., Ltd.	3,983,580	0.2
51,423 (2)	Sea Ltd. ADR	3,438,142	0.2
192,200 (2)	Singapore Airlines Ltd.	706,232	0.0
122,951	Singapore Exchange Ltd.	837,656	0.0
223,906	Singapore Technologies Engineering Ltd.	659,138	0.0
1,184,250	Singapore Telecommunications Ltd.	2,155,414	0.1
169,256	United Overseas Bank Ltd.	3,197,607	0.2
66,600	UOL Group Ltd.	353,020	0.0
39,700	Venture Corp. Ltd.	475,546	0.0
275,476	Wilmar International Ltd.	801,796	0.0
		28,530,493	1.4
	Spain: 2.5%
3,540 (3)	Acciona SA	652,278	0.0
31,696 (3)	ACS Actividades de Construccion y Servicios SA	772,487	0.0
10,757 (2)(4)	Aena SME SA	1,372,610	0.1
64,611 (2)	Amadeus IT Group SA	3,617,854	0.2
956,313	Banco Bilbao Vizcaya Argentaria SA	4,344,147	0.2
2,487,008	Banco Santander SA	7,036,809	0.4
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Spain (continued)
635,835	CaixaBank SA	$2,226,737	0.1
77,944 (4)	Cellnex Telecom SA	3,033,453	0.2
41,329 (3)	EDP Renovaveis S.A.	976,302	0.1
35,696 (3)	Enagas	789,475	0.0
45,554 (3)	Endesa S.A.	861,768	0.0
69,175	Ferrovial SA - FERE	1,760,080	0.1
42,781 (3)	Grifols SA	811,319	0.0
830,952	Iberdrola S.A. - IBEE	8,651,420	0.4
156,447	Industria de Diseno Textil SA	3,555,347	0.2
20,859 (3)	Naturgy Energy Group SA	602,737	0.0
58,202 (3)	Red Electrica Corp. SA	1,101,744	0.1
208,107 (3)	Repsol SA	3,067,927	0.2
34,192 (2)	Siemens Gamesa Renewable Energy SA	644,670	0.0
770,015 (3)	Telefonica S.A.	3,931,356	0.2
		49,810,520	2.5
	Sweden: 3.1%
42,111	Alfa Laval AB	1,020,859	0.1
143,750	Assa Abloy AB	3,067,632	0.2
385,237	Atlas Copco AB - A Shares	3,605,836	0.2
223,862	Atlas Copco AB - B Shares	1,875,723	0.1
39,227	Boliden AB	1,254,499	0.1
32,348 (3)	Electrolux AB	436,920	0.0
91,617 (2)(3)	Embracer Group AB	703,719	0.0
94,516	Epiroc AB-A	1,465,476	0.1
55,930	Epiroc AB-B	757,931	0.0
42,436	EQT AB	872,190	0.1
87,343	Essity AB	2,283,195	0.1
26,224 (4)	Evolution AB	2,398,999	0.1
89,466 (2)(3)	Fastighets AB Balder	428,603	0.0
32,806	Getinge AB	760,324	0.0
104,745 (3)	H & M Hennes & Mauritz AB	1,257,217	0.1
279,157	Hexagon AB	2,916,927	0.2
13,455	Holmen AB	548,071	0.0
60,081	Husqvarna AB - B Shares	442,847	0.0
18,702	Industrivarden AB-Class A	422,795	0.0
22,086	Industrivarden AB-Class C	493,717	0.0
39,174	Indutrade AB	718,766	0.0
21,234 (3)	Investment AB Latour	421,768	0.0
71,525 (3)	Investor AB-A SHS	1,288,224	0.1
261,303	Investor AB-B SHS	4,309,349	0.2
34,730 (2)(3)	Kinnevik AB	562,147	0.0
33,433	Lifco AB	539,897	0.0
10,900	Lundbergforetagen AB	444,467	0.0
217,354	Nibe Industrier AB	1,638,468	0.1
27,298 (3)	Sagax AB	506,096	0.0
152,919	Sandvik AB	2,492,137	0.1
44,909 (3)	Securitas AB	388,275	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya International Index Portfolio	as of June 30, 2022 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Sweden (continued)
79,987 (2)(3)(4)	Sinch AB	$261,274	0.0
233,419	Skandinaviska Enskilda Banken AB	2,299,607	0.1
48,792 (3)	Skanska AB	750,691	0.0
54,981 (3)	SKF AB - B Shares	815,714	0.1
86,895	Svenska Cellulosa AB SCA	1,305,602	0.1
209,191	Svenska Handelsbanken AB	1,795,676	0.1
129,883	Swedbank AB	1,647,253	0.1
226,605	Swedish Match AB	2,311,946	0.1
24,226 (2)	Swedish Orphan Biovitrum AB	526,193	0.0
81,409 (3)	Tele2 AB	928,296	0.1
418,613	Telefonaktiebolaget LM Ericsson	3,126,628	0.2
381,250	Telia Co. AB	1,463,277	0.1
28,719	Volvo AB	465,095	0.0
216,428	Volvo AB - B Shares	3,367,488	0.2
85,465 (2)(3)	Volvo Car AB	567,887	0.0
		61,955,701	3.1
	Switzerland: 10.9%
235,571	ABB Ltd.	6,317,587	0.3
23,142	Adecco Group AG	788,791	0.0
71,667	Alcon, Inc.	5,025,402	0.3
4,445 (3)	Bachem Holding AG	309,817	0.0
6,569	Baloise Holding AG	1,075,301	0.1
512	Barry Callebaut AG	1,145,559	0.1
153	Chocoladefabriken Lindt & Spruengli AG - Participation Certificate	1,557,853	0.1
16	Chocoladefabriken Lindt & Spruengli AG - Registered	1,677,683	0.1
74,866	Cie Financiere Richemont SA	8,052,825	0.4
30,945 (2)(3)	Clariant AG	590,068	0.0
28,863	Coca-Cola HBC AG	643,116	0.0
380,172	Credit Suisse Group AG	2,169,964	0.1
1,006	EMS-Chemie Holding AG	750,779	0.0
5,145	Geberit AG - Reg	2,475,278	0.1
1,324 (3)	Givaudan	4,666,720	0.2
1,418,247	Glencore PLC	7,681,846	0.4
79,503	Holcim AG	3,409,848	0.2
31,728	Julius Baer Group Ltd.	1,471,865	0.1
7,793	Kuehne & Nagel International AG	1,851,636	0.1
24,827 (3)	Logitech International SA	1,294,610	0.1
10,680	Lonza Group AG	5,704,588	0.3
403,729	Nestle SA	47,184,922	2.4
314,232	Novartis AG	26,640,787	1.3
3,255	Partners Group	2,939,580	0.1
3,825	Roche Holding AG-BR	1,480,267	0.1
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Switzerland (continued)
100,762	Roche Holding AG-GENUSSCHEIN	$33,684,721	1.7
5,840	Schindler Holding AG - Part Cert	1,067,897	0.1
3,367	Schindler Holding AG - Reg	606,392	0.0
914	SGS SA	2,096,424	0.1
20,864	Sika AG	4,816,189	0.2
7,701	Sonova Holding AG - Reg	2,461,098	0.1
98,022	STMicroelectronics NV-STM1	3,099,965	0.2
15,984	Straumann Holding AG	1,925,531	0.1
4,150	Swatch Group AG - BR	985,785	0.1
7,546	Swatch Group AG - Reg	336,690	0.0
4,522	Swiss Life Holding AG	2,207,494	0.1
11,003	Swiss Prime Site AG	966,769	0.0
43,259	Swiss Re Ltd.	3,357,677	0.2
3,715	Swisscom AG	2,054,843	0.1
9,112	Temenos AG	779,806	0.0
504,454	UBS Group AG	8,155,372	0.4
3,872 (4)	VAT Group AG	926,014	0.0
6,526 (2)	Vifor Pharma AG	1,131,360	0.1
21,579	Zurich Insurance Group AG	9,410,029	0.5
		216,976,748	10.9
	United Arab Emirates: —%
19,351 (1)	NMC Health PLC	—	—

	United Kingdom: 14.1%
139,582	3i Group PLC	1,891,870	0.1
312,761 (3)	Abrdn PLC	610,496	0.0
25,777	Admiral Group Plc	705,778	0.0
182,307	Anglo American PLC	6,517,216	0.3
56,557 (3)	Antofagasta PLC	798,639	0.0
63,796	Ashtead Group PLC	2,683,806	0.1
51,094	Associated British Foods PLC	985,888	0.1
222,219	AstraZeneca PLC	29,315,539	1.5
135,549 (4)	Auto Trader Group PLC	918,013	0.0
17,298 (3)	AVEVA Group PLC	474,874	0.0
405,766	Aviva PLC	1,987,551	0.1
451,267	BAE Systems PLC	4,568,626	0.2
2,403,236	Barclays PLC	4,493,951	0.2
146,655	Barratt Developments PLC	820,339	0.0
16,074	Berkeley Group Holdings PLC	730,797	0.0
2,792,795	BP PLC	13,113,558	0.7
312,240	British American Tobacco PLC	13,383,944	0.7
126,282	British Land Co. PLC	690,808	0.0
996,560 (3)	BT Group PLC	2,264,941	0.1
48,390	Bunzl PLC	1,607,068	0.1

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya International Index Portfolio	as of June 30, 2022 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	United Kingdom (continued)
57,335	Burberry Group PLC	$1,150,225	0.1
146,763	CNH Industrial NV	1,697,373	0.1
23,965	Coca-Cola Europacific Partners PLC	1,227,200	0.1
5,486	Coca-Cola European Partners PLC - USD	283,132	0.0
255,899	Compass Group PLC	5,253,964	0.3
60,857	CRH PLC - London	2,097,163	0.1
20,010	Croda International PLC	1,581,631	0.1
332,082	Diageo PLC	14,343,527	0.7
84,138 (2)	Entain PLC	1,280,385	0.1
132,253	Experian PLC	3,883,056	0.2
31,367	Ferguson PLC	3,513,810	0.2
729,092	GSK PLC	15,713,104	0.8
54,449	Halma PLC	1,336,840	0.1
51,020	Hargreaves Lansdown PLC	492,264	0.0
24,901	Hikma Pharmaceuticals PLC	491,311	0.0
2,904,590	HSBC Holdings PLC	18,974,303	1.0
129,493	Imperial Brands PLC	2,899,055	0.1
214,437 (2)	Informa PLC	1,385,395	0.1
26,392 (3)	InterContinental Hotels Group PLC	1,402,682	0.1
23,147	Intertek Group PLC	1,189,750	0.1
250,941 (3)	J Sainsbury Plc	624,507	0.0
369,892	JD Sports Fashion PLC	521,184	0.0
26,873	Johnson Matthey PLC	633,683	0.0
293,961	Kingfisher PLC	878,499	0.0
101,027	Land Securities Group PLC	819,831	0.0
856,286	Legal & General Group PLC	2,503,417	0.1
10,181,752	Lloyds Banking Group Plc	5,238,578	0.3
47,193	London Stock Exchange Group PLC	4,403,661	0.2
372,881	M&G PLC	883,997	0.0
627,097	Melrose Industries PLC	1,150,253	0.1
69,639	Mondi PLC	1,236,103	0.1
522,756	National Grid PLC	6,717,906	0.3
805,926	Natwest Group PLC	2,145,184	0.1
18,970	Next PLC	1,355,223	0.1
82,758 (2)	Ocado Group PLC	788,909	0.0
97,743	Pearson PLC	895,080	0.0
45,783	Persimmon PLC	1,041,650	0.1
107,516	Phoenix Group Holdings PLC	774,604	0.0
393,893	Prudential PLC	4,899,729	0.2
102,521	Reckitt Benckiser Group PLC	7,710,838	0.4
277,313	Relx PLC (GBP Exchange)	7,529,427	0.4
266,667	Rentokil Initial Plc	1,545,858	0.1
161,119	Rio Tinto PLC	9,632,767	0.5
1,200,087 (2)(3)	Rolls-Royce Holdings PLC	1,221,283	0.1
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	United Kingdom (continued)
145,993	Sage Group PLC/The	$1,130,539	0.1
17,829	Schroders PLC	582,425	0.0
172,457	Segro PLC	2,058,752	0.1
35,896	Severn Trent PLC	1,191,754	0.1
126,146	Smith & Nephew PLC	1,764,125	0.1
55,523	Smiths Group PLC	949,492	0.1
10,558	Spirax-Sarco Engineering PLC	1,273,387	0.1
152,866	SSE PLC	3,016,863	0.2
77,545	St. James’s Place PLC	1,043,394	0.1
373,941	Standard Chartered PLC	2,823,029	0.1
523,313	Taylor Wimpey PLC	745,429	0.0
1,094,681	Tesco PLC	3,411,688	0.2
217,970	Unilever PLC	9,900,323	0.5
149,326	Unilever PLC - ULVRL	6,806,251	0.3
97,797	United Utilities Group PLC	1,217,405	0.1
3,863,694 (3)	Vodafone Group PLC	6,007,631	0.3
28,971	Whitbread PLC	878,535	0.0
163,818	WPP PLC	1,654,767	0.1
		280,367,832	14.1
	Total Common Stock (Cost $1,644,645,346)	1,951,658,514	97.9

PREFERRED STOCK: 0.4%
	Germany: 0.4%
8,274	Bayerische Motoren Werke AG	590,149	0.0
25,552	Henkel AG & Co. KGaA	1,581,180	0.1
21,961	Porsche AG	1,460,655	0.1
3,490	Sartorius AG	1,224,885	0.0
26,617	Volkswagen AG	3,583,721	0.2
	Total Preferred Stock (Cost $8,743,368)	8,440,590	0.4

RIGHTS: 0.0%
	Belgium: 0.0%
39 (2)(3)	Elia Group SA/NV	18	0.0
	Total Rights (Cost $—)	18	0.0
	Total Long-Term Investments (Cost $1,653,388,714)	1,960,099,122	98.3

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 8.2%
	Commercial Paper: 0.1%
2,742,000 (5)	Liberty Street Funding LLC, 1.550%, 07/01/2022
	(Cost $2,741,882)	2,741,882	0.1

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya International Index Portfolio	as of June 30, 2022 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements: 3.4%
2,220,114 (5)	Bank of America Inc., Repurchase Agreement dated 06/30/22, 1.45%, due 07/01/22 (Repurchase Amount $2,220,202, collateralized by various U.S. Government Securities, 2.375%, Market Value plus accrued interest $2,264,516, due 05/15/29)	$2,220,114	0.1
14,019,865 (5)	Cantor Fitzgerald Securities, Repurchase Agreement dated 06/30/22, 1.55%, due 07/01/22 (Repurchase Amount $14,020,460, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%- 9.000%, Market Value plus accrued interest $14,300,262, due 08/01/22-01/20/68)	14,019,865	0.7
2,430,470 (5)	CF Secured LLC, Repurchase Agreement dated 06/30/22, 1.48%, due 07/01/22 (Repurchase Amount $2,430,569, collateralized by various U.S. Government Securities, 0.000%-4.250%, Market Value plus accrued interest $2,479,079, due 09/15/22- 05/15/52)	2,430,470	0.1
7,836,364 (5)	Citadel Securities LLC, Repurchase Agreement dated 06/30/22, 1.55%, due 07/01/22 (Repurchase Amount $7,836,697, collateralized by various U.S. Government Securities, 0.000%-7.250%, Market Value plus accrued interest $7,993,497, due 07/21/22- 05/15/52)	7,836,364	0.4
Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements (continued)
4,262,183 (5)	Industrial & Comm. Bank of China, Repurchase Agreement dated 06/30/22, 1.50%, due 07/01/22 (Repurchase Amount $4,262,358, collateralized by various U.S. Government Securities, 0.000%-3.250%, Market Value plus accrued interest $4,347,427, due 12/29/22-06/30/27)	$4,262,183	0.2
4,801,900 (5)	Mirae Asset Securities USA Inc., Repurchase Agreement dated 06/30/22, 1.59%, due 07/01/22 (Repurchase Amount $4,802,109, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.550%- 8.250%, Market Value plus accrued interest $4,898,154, due 08/01/22- 02/20/72)	4,801,900	0.2
23,300,017 (5)	RBC Dominion Securities Inc., Repurchase Agreement dated 06/30/22, 1.55%, due 07/01/22 (Repurchase Amount $23,301,006, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%- 6.875%, Market Value plus accrued interest $23,766,018, due 08/16/22-05/20/52)	23,300,017	1.2

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya International Index Portfolio	as of June 30, 2022 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements (continued)
9,185,098 (5)	State of Wisconsin Investment Board, Repurchase Agreement dated 06/30/22, 1.55%, due 07/01/22 (Repurchase Amount $9,185,488, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $9,368,814, due 01/15/25- 02/15/51)	$9,185,098	0.5
	Total Repurchase Agreements (Cost $68,056,011)	68,056,011	3.4

	Time Deposits: 1.1%
2,450,000 (5)	Barclays Bank PLC, 1.590%, 07/01/2022	2,450,000	0.1
2,450,000 (5)	Canadian Imperial Bank of Commerce, 1.550%, 07/01/2022	2,450,000	0.1
2,420,000 (5)	DZ Bank AG, 1.550%, 07/01/2022	2,420,000	0.1
2,280,000 (5)	Landesbank Baden-Wurttemberg, 1.570%, 07/01/2022	2,280,000	0.1
2,440,000 (5)	Mizuho Bank Ltd., 1.570%, 07/01/2022	2,440,000	0.1
2,460,000 (5)	Royal Bank of Canada, 1.570%, 07/01/2022	2,460,000	0.2
2,450,000 (5)	Skandinaviska Enskilda Banken AB, 1.560%, 07/01/2022	2,450,000	0.1
2,460,000 (5)	Societe Generale, 1.550%, 07/01/2022	2,460,000	0.2
2,420,000 (5)	Toronto-Dominion Bank, 1.560%, 07/01/2022	2,420,000	0.1
	Total Time Deposits (Cost $21,830,000)	21,830,000	1.1

Shares		Value	Percentage of Net Assets
	Mutual Funds: 3.6%
2,135,000 (5)(6)	BlackRock Liquidity Funds, FedFund, Institutional Class, 1.320%	2,135,000	0.1
2,604,000 (5)(6)	Goldman Sachs Financial Square Government Fund - Institutional Shares, 1.380%	2,604,000	0.1
Shares		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Mutual Funds (continued)
67,084,000 (5)(6)	Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Share Class), 1.380%	$67,084,000	3.4
	Total Mutual Funds (Cost $71,823,000)	71,823,000	3.6
	Total Short-Term Investments (Cost $164,450,893)	164,450,893	8.2
	Total Investments in Securities (Cost $1,817,839,607)	$2,124,550,015	106.5
	Liabilities in Excess of Other Assets	(129,583,033)	(6.5)
	Net Assets	$1,994,966,982	100.0

†
Unless otherwise indicated, principal amount is shown in USD.

ADR
American Depositary Receipt

(1)
For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.

(2)
Non-income producing security.

(3)
Security, or a portion of the security, is on loan.

(4)
Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

(5)
All or a portion of the security represents securities purchased with cash collateral received for securities on loan.

(6)
Rate shown is the 7-day yield as of June 30, 2022.

Sector Diversification	Percentage of Net Assets
Financials	17.4%
Industrials	14.6
Health Care	13.6
Consumer Discretionary	11.1
Consumer Staples	10.7
Information Technology	7.6
Materials	7.4
Communication Services	5.0
Energy	4.6
Utilities	3.5
Real Estate	2.8
Rights	0.0
Short-Term Investments	8.2
Liabilities in Excess of Other Assets	(6.5)
Net Assets	100.0%
Portfolio holdings are subject to change daily.

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya International Index Portfolio	as of June 30, 2022 (Unaudited) (continued)

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2022 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2022
Asset Table
Investments, at fair value
Common Stock
Australia	$995,951	$148,893,381	$—	$149,889,332
Austria	—	3,562,253	—	3,562,253
Belgium	—	17,076,080	—	17,076,080
China	444,777	2,849,132	—	3,293,909
Denmark	—	54,070,590	—	54,070,590
Finland	—	23,797,245	—	23,797,245
France	—	204,454,970	—	204,454,970
Germany	—	143,032,380	—	143,032,380
Hong Kong	348,677	59,173,621	—	59,522,298
Ireland	—	11,098,523	—	11,098,523
Israel	5,049,774	9,881,646	—	14,931,420
Italy	—	37,389,833	—	37,389,833
Japan	—	435,104,216	—	435,104,216
Luxembourg	—	2,394,237	—	2,394,237
Macau	—	2,708,163	—	2,708,163
Netherlands	790,797	126,307,901	—	127,098,698
New Zealand	—	4,550,320	—	4,550,320
Norway	—	16,465,664	—	16,465,664
Portugal	—	3,577,089	—	3,577,089
Singapore	3,832,007	24,698,486	—	28,530,493
Spain	—	49,810,520	—	49,810,520
Sweden	—	61,955,701	—	61,955,701
Switzerland	2,809,043	214,167,705	—	216,976,748
United Arab Emirates	—	—	—	—
United Kingdom	283,132	280,084,700	—	280,367,832
Total Common Stock	14,554,158	1,937,104,356	—	1,951,658,514
Preferred Stock	—	8,440,590	—	8,440,590
Rights	18	—	—	18
Short-Term Investments	71,823,000	92,627,893	—	164,450,893
Total Investments, at fair value	$86,377,176	$2,038,172,839	$—	$2,124,550,015
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$—	$(81)	$—	$(81)
Futures	(361,960)	—	—	(361,960)
Total Liabilities	$(361,960)	$(81)	$—	$(362,041)

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

#
The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya International Index Portfolio	as of June 30, 2022 (Unaudited) (continued)

At June 30, 2022, the following forward foreign currency contracts were outstanding for Voya International Index Portfolio:
Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
HKD 11,270,000	USD 1,436,336	The Bank of New York Mellon	07/05/22	$(81)
				$(81)
At June 30, 2022, the following futures contracts were outstanding for Voya International Index Portfolio:
Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long Contracts:
MSCI EAFE Index	392	09/16/22	$36,389,360	$(361,960)
			$36,389,360	$(361,960)
Currency Abbreviations
HKD – Hong Kong Sar Dollar
USD – United States Dollar
A summary of derivative instruments by primary risk exposure is outlined in the following tables.
The fair value of derivative instruments as of June 30, 2022 was as follows:
Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Liability Derivatives
Foreign exchange contracts	Unrealized depreciation on forward foreign currency contracts	$81
Equity contracts	Variation margin payable on futures contracts*	361,960
Total Liability Derivatives		$362,041

*
The fair value presented above represents the cumulative unrealized appreciation (depreciation) on futures contracts as reported in the table within the Portfolio of Investments. In the Statement of Assets and Liabilities, only current day’s unsettled variation margin is reported in receivables or payables on futures contracts and the net cumulative unrealized appreciation (depreciation) is included in total distributable earnings (loss).

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2022 was as follows:
	Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Forward foreign currency contracts	Futures	Total
Foreign exchange contracts	$(29,018)	$—	$(29,018)
Equity contracts	—	(7,714,292)	(7,714,292)
Total	$(29,018)	$(7,714,292)	$(7,743,310)
	Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Forward foreign currency contracts	Futures	Total
Foreign exchange contracts	$(81)	$—	$(81)
Equity contracts	—	(601,761)	(601,761)
Total	$(81)	$(601,761)	$(601,842)
See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya International Index Portfolio	as of June 30, 2022 (Unaudited) (continued)

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at June 30, 2022:
	The Bank of New York Mellon	Totals
Liabilities:
Forward foreign currency contracts	$81	$81
Total Liabilities	$81	$81
Net OTC derivative instruments by counterparty, at fair value	$(81)	$(81)
Total collateral pledged by the Portfolio/(Received from counterparty)	$—	$—
Net Exposure(1)	$(81)	$(81)

(1)
Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Portfolio. Please refer to Note 2 for additional details regarding counterparty credit risk and credit related contingent features.

At June 30, 2022, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:
Cost for federal income tax purposes was $1,878,380,330.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$420,518,026
Gross Unrealized Depreciation	(172,064,928)
Net Unrealized Appreciation	$248,453,098
See Accompanying Notes to Financial Statements

Voya Russell™ Large Cap	PORTFOLIO OF INVESTMENTS
Growth Index Portfolio	as of June 30, 2022 (Unaudited)

Shares		Value	Percentage of Net Assets
COMMON STOCK: 98.9%
	Communication Services: 8.7%
20,781 (1)	Alphabet, Inc. - Class A	$45,287,202	3.9
18,978 (1)	Alphabet, Inc. - Class C	41,513,426	3.6
9,181 (1)	Charter Communications, Inc.	4,301,574	0.4
38,787 (1)	Meta Platforms, Inc.	6,254,404	0.5
15,679 (1)	NetFlix, Inc.	2,741,787	0.2
9,695 (1)	Walt Disney Co.	915,208	0.1
		101,013,601	8.7
	Consumer Discretionary: 15.6%
29,720 (1)	Airbnb, Inc.	2,647,458	0.2
705,872 (1)	Amazon.com, Inc.	74,970,665	6.5
3,225 (1)	Booking Holdings, Inc.	5,640,493	0.5
18,156	Dollar General Corp.	4,456,209	0.4
47,594	Home Depot, Inc.	13,053,606	1.1
45,332	Lowe’s Cos, Inc.	7,918,140	0.7
21,785	Marriott International, Inc.	2,962,978	0.3
14,262	McDonald’s Corp.	3,521,002	0.3
97,309	Nike, Inc. - Class B	9,944,980	0.9
32,783	Starbucks Corp.	2,504,293	0.2
20,264	Target Corp.	2,861,885	0.2
67,340 (1)	Tesla, Inc.	45,348,103	3.9
93,234	TJX Cos., Inc.	5,207,119	0.4
		181,036,931	15.6
	Consumer Staples: 6.4%
232,563	Coca-Cola Co.	14,630,538	1.3
40,430	Colgate-Palmolive Co.	3,240,060	0.3
35,161	Costco Wholesale Corp.	16,851,964	1.4
18,221	Estee Lauder Cos., Inc.	4,640,342	0.4
15,840	Kimberly-Clark Corp.	2,140,776	0.2
27,292 (1)	Monster Beverage Corp.	2,529,968	0.2
92,772	PepsiCo, Inc.	15,461,382	1.3
80,857	Procter & Gamble Co.	11,626,428	1.0
40,312	Sysco Corp.	3,414,830	0.3
		74,536,288	6.4
	Energy: 0.8%
33,947	EOG Resources, Inc.	3,749,107	0.3
53,654	Occidental Petroleum Corp.	3,159,147	0.3
10,520	Pioneer Natural Resources Co.	2,346,802	0.2
		9,255,056	0.8
	Financials: 2.4%
3,012	American Express Co.	417,523	0.0
15,735	Aon PLC	4,243,415	0.4
55,578	Blackstone, Inc.	5,070,381	0.4
66,993	Charles Schwab Corp.	4,232,618	0.4
35,544	Marsh & McLennan Cos., Inc.	5,518,206	0.5
11,966	Moody’s Corp.	3,254,393	0.3
40,334	Progressive Corp.	4,689,634	0.4
		27,426,170	2.4
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Health Care: 11.1%
17,976	Abbott Laboratories	$1,953,092	0.2
140,356	AbbVie, Inc.	21,496,925	1.8
35,621	Amgen, Inc.	8,666,589	0.7
6,231	Baxter International, Inc.	400,217	0.0
3,944	Cigna Corp.	1,039,323	0.1
3,496	Danaher Corp.	886,306	0.1
49,043 (1)	Edwards Lifesciences Corp.	4,663,499	0.4
5,820	Elevance Health, Inc.	2,808,616	0.2
54,470	Eli Lilly & Co.	17,660,808	1.5
1,092	HCA Healthcare, Inc.	183,522	0.0
7,087	Humana, Inc.	3,317,212	0.3
26,172 (1)	Intuitive Surgical, Inc.	5,252,982	0.4
2,258	McKesson Corp.	736,582	0.1
84,177	Merck & Co., Inc.	7,674,417	0.7
1,637 (1)	Moderna, Inc.	233,845	0.0
1,202 (1)	Regeneron Pharmaceuticals, Inc.	710,538	0.1
14,927	Stryker Corp.	2,969,428	0.3
3,791	Thermo Fisher Scientific, Inc.	2,059,575	0.2
67,598	UnitedHealth Group, Inc.	34,720,361	3.0
19,169 (1)	Vertex Pharmaceuticals, Inc.	5,401,633	0.5
37,390	Zoetis, Inc.	6,426,967	0.5
		129,262,437	11.1
	Industrials: 5.3%
13,534 (1)	Boeing Co.	1,850,368	0.2
36,892	Caterpillar, Inc.	6,594,814	0.6
43,466	CSX Corp.	1,263,122	0.1
22,261	Deere & Co.	6,666,502	0.6
14,956	Emerson Electric Co.	1,189,600	0.1
4,870	General Electric Co.	310,073	0.0
15,900	Honeywell International, Inc.	2,763,579	0.2
22,118	Illinois Tool Works, Inc.	4,031,005	0.4
18,849	Lockheed Martin Corp.	8,104,316	0.7
1,360	Northrop Grumman Corp.	650,855	0.1
129,931 (1)	Uber Technologies, Inc.	2,658,388	0.2
49,856	Union Pacific Corp.	10,633,288	0.9
52,074	United Parcel Service, Inc. - Class B	9,505,588	0.8
30,873	Waste Management, Inc.	4,722,952	0.4
		60,944,450	5.3
	Information Technology: 46.1%
50,321	Accenture PLC	13,971,626	1.2
37,477 (1)	Adobe, Inc.	13,718,831	1.2
101,077 (1)	Advanced Micro Devices, Inc.	7,729,358	0.7
8,332	Analog Devices, Inc.	1,217,222	0.1
1,214,374	Apple, Inc.	166,029,213	14.3

See Accompanying Notes to Financial Statements

Voya Russell™ Large Cap	PORTFOLIO OF INVESTMENTS
Growth Index Portfolio	as of June 30, 2022 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Information Technology (continued)
70,023	Applied Materials, Inc.	$6,370,692	0.5
10,857 (1)	Atlassian Corp. PLC	2,034,602	0.2
17,274 (1)	Autodesk, Inc.	2,970,437	0.3
30,440	Automatic Data Processing, Inc.	6,393,618	0.5
31,713	Broadcom, Inc.	15,406,492	1.3
4,299 (1)	Fiserv, Inc.	382,482	0.0
47,741	International Business Machines Corp.	6,740,552	0.6
21,885	Intuit, Inc.	8,435,354	0.7
11,848	KLA Corp.	3,780,460	0.3
11,003	Lam Research Corp.	4,688,928	0.4
68,364	Mastercard, Inc. - Class A	21,567,475	1.9
16,738	Micron Technology, Inc.	925,277	0.1
594,234	Microsoft Corp.	152,617,118	13.1
191,254	Nvidia Corp.	28,992,194	2.5
82,531	Oracle Corp.	5,766,441	0.5
7,689 (1)	Palo Alto Networks, Inc.	3,797,905	0.3
28,318 (1)	PayPal Holdings, Inc.	1,977,729	0.2
88,987	Qualcomm, Inc.	11,367,199	1.0
16,356 (1)	Salesforce, Inc.	2,699,394	0.2
15,901 (1)	ServiceNow, Inc.	7,561,243	0.6
14,561 (1)	Snowflake, Inc. - Class A	2,024,853	0.2
50,158	Texas Instruments, Inc.	7,706,777	0.7
130,744	Visa, Inc. - Class A	25,742,186	2.2
8,072	VMware, Inc.	920,047	0.1
15,455 (1)	Workday, Inc.	2,157,209	0.2
		535,692,914	46.1
	Materials: 0.8%
17,386	Ecolab, Inc.	2,673,271	0.2
8,379	Linde PLC	2,409,214	0.2
18,989	Sherwin-Williams Co.	4,251,827	0.4
4,458	Southern Copper Corp.	222,053	0.0
		9,556,365	0.8
	Real Estate: 1.7%
28,261	American Tower Corp.	7,223,229	0.6
34,262	Crown Castle International Corp.	5,769,035	0.5
5,439	Equinix, Inc.	3,573,532	0.3
9,851	Public Storage, Inc.	3,080,112	0.3
		19,645,908	1.7
	Total Common Stock (Cost $415,789,663)	1,148,370,120	98.9
Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 0.6%
58,352	iShares Russell Top 200 Growth ETF	$7,308,005	0.6
	Total Exchange-Traded Funds (Cost $7,340,182)	7,308,005	0.6
	Total Long-Term Investments (Cost $423,129,845)	1,155,678,125	99.5
Shares		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 0.2%
	Mutual Funds: 0.2%
2,144,000 (2)	Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Share Class), 1.380% (Cost $2,144,000)	2,144,000	0.2
	Total Short-Term Investments (Cost $2,144,000)	2,144,000	0.2
	Total Investments in Securities (Cost $425,273,845)	$1,157,822,125	99.7
	Assets in Excess of Other Liabilities	3,130,313	0.3
	Net Assets	$1,160,952,438	100.0

(1)
Non-income producing security.

(2)
Rate shown is the 7-day yield as of June 30, 2022.

See Accompanying Notes to Financial Statements

Voya Russell™ Large Cap	PORTFOLIO OF INVESTMENTS
Growth Index Portfolio	as of June 30, 2022 (Unaudited) (continued)

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2022 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2022
Asset Table
Investments, at fair value
Common Stock*	$1,148,370,120	$—	$—	$1,148,370,120
Exchange-Traded Funds	7,308,005	—	—	7,308,005
Short-Term Investments	2,144,000	—	—	2,144,000
Total Investments, at fair value	$1,157,822,125	$—	$—	$1,157,822,125
Liabilities Table
Other Financial Instruments+
Futures	(131,499)	—	—	(131,499)
Total Liabilities	$(131,499)	$—	$—	$(131,499)

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

*
For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At June 30, 2022, the following futures contracts were outstanding for Voya Russell™ Large Cap Growth Index Portfolio:
Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long Contracts:
S&P 500® E-Mini	17	09/16/22	$3,221,075	$(131,499)
			$3,221,075	$(131,499)
A summary of derivative instruments by primary risk exposure is outlined in the following tables.
The fair value of derivative instruments as of June 30, 2022 was as follows:
Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Liability Derivatives
Equity contracts	Variation margin payable on futures contracts*	$131,499
Total Liability Derivatives		$131,499

*
The fair value presented above represents the cumulative unrealized appreciation (depreciation) on futures contracts as reported in the table within the Portfolio of Investments. In the Statement of Assets and Liabilities, only current day’s unsettled variation margin is reported in receivables or payables on futures contracts and the net cumulative unrealized appreciation (depreciation) is included in total distributable earnings (loss).

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2022 was as follows:
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$(598,579)
Total	$(598,579)
See Accompanying Notes to Financial Statements

Voya Russell™ Large Cap	PORTFOLIO OF INVESTMENTS
Growth Index Portfolio	as of June 30, 2022 (Unaudited) (continued)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$(208,614)
Total	$(208,614)
At June 30, 2022, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:
Cost for federal income tax purposes was $425,856,130.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$745,362,898
Gross Unrealized Depreciation	(13,528,403)
Net Unrealized Appreciation	$731,834,495

See Accompanying Notes to Financial Statements

Voya Russell™ Large Cap	PORTFOLIO OF INVESTMENTS
Index Portfolio	as of June 30, 2022 (Unaudited)

Shares		Value	Percentage of Net Assets
COMMON STOCK: 99.1%
	Communication Services: 9.9%
59,899	Activision Blizzard, Inc.	$4,663,736	0.2
23,249 (1)	Alphabet, Inc. - Class A	50,665,616	2.5
21,232 (1)	Alphabet, Inc. - Class C	46,443,938	2.3
553,988	AT&T, Inc.	11,611,589	0.6
8,936 (1)	Charter Communications, Inc.	4,186,784	0.2
343,741	Comcast Corp. - Class A	13,488,397	0.7
177,243 (1)	Meta Platforms, Inc.	28,580,434	1.4
33,838 (1)	NetFlix, Inc.	5,917,251	0.3
46,049 (1)	T-Mobile US, Inc.	6,195,432	0.3
324,890	Verizon Communications, Inc.	16,488,168	0.8
140,868 (1)	Walt Disney Co.	13,297,939	0.6
		201,539,284	9.9
	Consumer Discretionary: 10.3%
28,927 (1)	Airbnb, Inc.	2,576,817	0.1
687,053 (1)	Amazon.com, Inc.	72,971,899	3.6
3,139 (1)	Booking Holdings, Inc.	5,490,079	0.3
17,672	Dollar General Corp.	4,337,416	0.2
303,505	Ford Motor Co.	3,378,011	0.2
112,393 (1)	General Motors Co.	3,569,602	0.2
79,870	Home Depot, Inc.	21,905,945	1.1
51,128	Lowe’s Cos, Inc.	8,930,528	0.4
21,087	Marriott International, Inc.	2,868,043	0.1
57,125	McDonald’s Corp.	14,103,020	0.7
94,715	Nike, Inc. - Class B	9,679,873	0.5
88,637	Starbucks Corp.	6,770,980	0.3
35,797	Target Corp.	5,055,610	0.2
65,545 (1)	Tesla, Inc.	44,139,314	2.2
90,749	TJX Cos., Inc.	5,068,332	0.2
		210,845,469	10.3
	Consumer Staples: 7.5%
140,000	Altria Group, Inc.	5,847,800	0.3
43,272	Archer-Daniels-Midland Co.	3,357,907	0.2
301,816	Coca-Cola Co.	18,987,245	0.9
63,988	Colgate-Palmolive Co.	5,127,998	0.2
11,956	Constellation Brands, Inc.	2,786,466	0.1
34,224	Costco Wholesale Corp.	16,402,879	0.8
17,753	Estee Lauder Cos., Inc.	4,521,157	0.2
46,538	General Mills, Inc.	3,511,292	0.2
66,239	Keurig Dr Pepper, Inc.	2,344,198	0.1
25,999	Kimberly-Clark Corp.	3,513,765	0.2
53,844	Kraft Heinz Co.	2,053,610	0.1
106,914	Mondelez International, Inc.	6,638,290	0.3
28,793 (1)	Monster Beverage Corp.	2,669,111	0.1
106,862	PepsiCo, Inc.	17,809,621	0.9
119,780	Philip Morris International, Inc.	11,827,077	0.6
184,746	Procter & Gamble Co.	26,564,627	1.3
39,237	Sysco Corp.	3,323,766	0.2
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Consumer Staples (continued)
55,627	Walgreens Boots Alliance, Inc.	$2,108,263	0.1
111,433	Walmart, Inc.	13,548,024	0.7
		152,943,096	7.5
	Energy: 4.2%
151,909	Chevron Corp.	21,993,385	1.1
100,011	ConocoPhillips	8,981,988	0.4
45,230	EOG Resources, Inc.	4,995,201	0.2
325,875	Exxon Mobil Corp.	27,907,935	1.4
153,494	Kinder Morgan, Inc.	2,572,560	0.1
41,741	Marathon Petroleum Corp.	3,431,528	0.2
63,224	Occidental Petroleum Corp.	3,722,629	0.2
18,618	Pioneer Natural Resources Co.	4,153,303	0.2
109,170	Schlumberger NV	3,903,919	0.2
31,462	Valero Energy Corp.	3,343,781	0.2
		85,006,229	4.2
	Financials: 10.3%
46,536	American Express Co.	6,450,820	0.3
61,230	American International Group, Inc.	3,130,690	0.2
16,258	Aon PLC	4,384,458	0.2
542,903	Bank of America Corp.	16,900,570	0.8
139,457 (1)	Berkshire Hathaway, Inc. - Class B	38,074,550	1.9
11,599	Blackrock, Inc.	7,064,255	0.3
54,096	Blackstone, Inc.	4,935,178	0.2
30,576	Capital One Financial Corp.	3,185,714	0.2
117,490	Charles Schwab Corp.	7,423,018	0.4
32,590	Chubb Ltd.	6,406,542	0.3
152,390	Citigroup, Inc.	7,008,416	0.3
27,719	CME Group, Inc.	5,674,079	0.3
25,713	Goldman Sachs Group, Inc.	7,637,275	0.4
42,648	Intercontinental Exchange, Inc.	4,010,618	0.2
225,467	JPMorgan Chase & Co.	25,389,839	1.2
38,741	Marsh & McLennan Cos., Inc.	6,014,540	0.3
52,993	Metlife, Inc.	3,327,431	0.2
12,351	Moody’s Corp.	3,359,102	0.2
98,632	Morgan Stanley	7,501,950	0.4
31,907	PNC Financial Services Group, Inc.	5,033,967	0.2
45,125	Progressive Corp.	5,246,684	0.3
26,254	S&P Global, Inc.	8,849,173	0.4
18,508	Travelers Cos, Inc.	3,130,258	0.1
102,868	Truist Financial Corp.	4,879,029	0.2
103,717	US Bancorp	4,773,056	0.2
293,156	Wells Fargo & Co.	11,482,921	0.6
		211,274,133	10.3

See Accompanying Notes to Financial Statements

Voya Russell™ Large Cap	PORTFOLIO OF INVESTMENTS
Index Portfolio	as of June 30, 2022 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Health Care: 16.0%
132,548	Abbott Laboratories	$14,401,340	0.7
136,614	AbbVie, Inc.	20,923,800	1.0
41,276	Amgen, Inc.	10,042,451	0.5
38,984	Baxter International, Inc.	2,503,942	0.1
21,947	Becton Dickinson & Co.	5,410,594	0.3
110,033 (1)	Boston Scientific Corp.	4,100,930	0.2
164,624	Bristol-Myers Squibb Co.	12,676,048	0.6
44,857 (1)	Centene Corp.	3,795,351	0.2
24,142	Cigna Corp.	6,361,900	0.3
101,325	CVS Health Corp.	9,388,774	0.5
50,038	Danaher Corp.	12,685,634	0.6
47,735 (1)	Edwards Lifesciences Corp.	4,539,121	0.2
18,633	Elevance Health, Inc.	8,991,913	0.4
65,132	Eli Lilly & Co.	21,117,748	1.0
97,032	Gilead Sciences, Inc.	5,997,548	0.3
17,429	HCA Healthcare, Inc.	2,929,118	0.1
9,770	Humana, Inc.	4,573,044	0.2
12,141 (1)	Illumina, Inc.	2,238,315	0.1
27,659 (1)	Intuitive Surgical, Inc.	5,551,438	0.3
203,435	Johnson & Johnson	36,111,747	1.8
11,212	McKesson Corp.	3,657,466	0.2
103,316	Medtronic PLC	9,272,611	0.5
195,545	Merck & Co., Inc.	17,827,838	0.9
26,553 (1)	Moderna, Inc.	3,793,096	0.2
436,892	Pfizer, Inc.	22,906,247	1.1
8,012 (1)	Regeneron Pharmaceuticals, Inc.	4,736,134	0.2
27,156	Stryker Corp.	5,402,143	0.3
30,245	Thermo Fisher Scientific, Inc.	16,431,504	0.8
72,303	UnitedHealth Group, Inc.	37,136,990	1.8
19,737 (1)	Vertex Pharmaceuticals, Inc.	5,561,689	0.3
36,393	Zoetis, Inc.	6,255,593	0.3
		327,322,067	16.0
	Industrials: 6.3%
43,867	3M Co.	5,676,828	0.3
42,357 (1)	Boeing Co.	5,791,049	0.3
41,226	Caterpillar, Inc.	7,369,560	0.4
167,885	CSX Corp.	4,878,738	0.2
21,635	Deere & Co.	6,479,033	0.3
30,879	Eaton Corp. PLC	3,890,445	0.2
45,633	Emerson Electric Co.	3,629,649	0.2
18,553	FedEx Corp.	4,206,151	0.2
19,038	General Dynamics Corp.	4,212,157	0.2
84,721	General Electric Co.	5,394,186	0.3
52,639	Honeywell International, Inc.	9,149,185	0.5
23,947	Illinois Tool Works, Inc.	4,364,341	0.2
53,742	Johnson Controls International plc	2,573,167	0.1
14,869	L3Harris Technologies, Inc.	3,593,837	0.2
18,347	Lockheed Martin Corp.	7,888,476	0.4
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Industrials (continued)
18,379	Norfolk Southern Corp.	$4,177,363	0.2
11,315	Northrop Grumman Corp.	5,415,020	0.3
114,945	Raytheon Technologies Corp.	11,047,364	0.5
146,035 (1)	Uber Technologies, Inc.	2,987,876	0.1
48,527	Union Pacific Corp.	10,349,839	0.5
56,823	United Parcel Service, Inc. - Class B	10,372,470	0.5
32,070	Waste Management, Inc.	4,906,069	0.2
		128,352,803	6.3
	Information Technology: 29.4%
48,979	Accenture PLC	13,599,019	0.7
36,478 (1)	Adobe, Inc.	13,353,137	0.7
124,851 (1)	Advanced Micro Devices, Inc.	9,547,356	0.5
40,348	Analog Devices, Inc.	5,894,439	0.3
1,181,997	Apple, Inc.	161,602,630	7.9
68,156	Applied Materials, Inc.	6,200,833	0.3
10,567 (1)	Atlassian Corp. PLC	1,980,256	0.1
16,813 (1)	Autodesk, Inc.	2,891,164	0.1
32,275	Automatic Data Processing, Inc.	6,779,041	0.3
39,976 (1)	Block, Inc. - USD	2,456,925	0.1
30,867	Broadcom, Inc.	14,995,497	0.7
321,392	Cisco Systems, Inc.	13,704,155	0.7
40,197	Cognizant Technology Solutions Corp.	2,712,896	0.1
47,193	Fidelity National Information Services, Inc.	4,326,182	0.2
45,986 (1)	Fiserv, Inc.	4,091,374	0.2
316,322	Intel Corp.	11,833,606	0.6
69,563	International Business Machines Corp.	9,821,600	0.5
21,301	Intuit, Inc.	8,210,257	0.4
11,533	KLA Corp.	3,679,950	0.2
10,709	Lam Research Corp.	4,563,640	0.2
65,547	Marvell Technology, Inc.	2,853,261	0.1
66,542	Mastercard, Inc. - Class A	20,992,670	1.0
86,201	Micron Technology, Inc.	4,765,191	0.2
578,392	Microsoft Corp.	148,548,417	7.3
186,156	Nvidia Corp.	28,219,388	1.4
116,929	Oracle Corp.	8,169,829	0.4
7,484 (1)	Palo Alto Networks, Inc.	3,696,647	0.2
89,489 (1)	PayPal Holdings, Inc.	6,249,912	0.3
86,614	Qualcomm, Inc.	11,064,072	0.5
8,131	Roper Technologies, Inc.	3,208,899	0.2
74,392 (1)	Salesforce, Inc.	12,277,656	0.6
15,488 (1)	ServiceNow, Inc.	7,364,854	0.4
15,142 (1)	Snowflake, Inc. - Class A	2,105,647	0.1
71,271	Texas Instruments, Inc.	10,950,789	0.5
127,258	Visa, Inc. - Class A	25,055,828	1.2

See Accompanying Notes to Financial Statements

Voya Russell™ Large Cap	PORTFOLIO OF INVESTMENTS
Index Portfolio	as of June 30, 2022 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Information Technology (continued)
16,134	VMware, Inc.	$1,838,953	0.1
15,043 (1)	Workday, Inc.	2,099,702	0.1
		601,705,672	29.4
	Materials: 1.6%
17,148	Air Products & Chemicals, Inc.	4,123,751	0.2
56,283	Dow, Inc.	2,904,766	0.1
19,165	Ecolab, Inc.	2,946,810	0.1
111,692	Freeport-McMoRan, Inc.	3,268,108	0.2
38,835	Linde PLC	11,166,227	0.6
61,387	Newmont Corp.	3,662,962	0.2
18,482	Sherwin-Williams Co.	4,138,305	0.2
6,523	Southern Copper Corp.	324,911	0.0
		32,535,840	1.6
	Real Estate: 1.6%
35,864	American Tower Corp.	9,166,480	0.5
33,418	Crown Castle International Corp.	5,626,923	0.3
21,937	Digital Realty Trust, Inc.	2,848,081	0.1
7,021	Equinix, Inc.	4,612,937	0.2
57,180	ProLogis, Inc.	6,727,227	0.3
12,076	Public Storage, Inc.	3,775,803	0.2
		32,757,451	1.6
	Utilities: 2.0%
39,731	American Electric Power Co., Inc.	3,811,792	0.2
62,482	Dominion Energy, Inc.	4,986,688	0.2
59,513	Duke Energy Corp.	6,380,389	0.3
75,699	Exelon Corp.	3,430,679	0.2
151,761	NextEra Energy, Inc.	11,755,407	0.6
24,309	Sempra Energy	3,652,913	0.2
82,054	Southern Co.	5,851,271	0.3
		39,869,139	2.0
	Total Common Stock (Cost $1,435,016,994)	2,024,151,183	99.1
Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 0.6%
143,221	iShares Russell Top 200 ETF	$12,862,678	0.6
	Total Exchange-Traded Funds (Cost $12,504,626)	12,862,678	0.6
	Total Long-Term Investments (Cost $1,447,521,620)	2,037,013,861	99.7
Shares		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 0.2%
	Mutual Funds: 0.2%
5,065,000 (2)	Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Share Class), 1.380% (Cost $5,065,000)	5,065,000	0.2
	Total Short-Term Investments (Cost $5,065,000)	5,065,000	0.2
	Total Investments in Securities (Cost $1,452,586,620)	$2,042,078,861	99.9
	Assets in Excess of Other Liabilities	1,495,528	0.1
	Net Assets	$2,043,574,389	100.0

(1)
Non-income producing security.

(2)
Rate shown is the 7-day yield as of June 30, 2022.

See Accompanying Notes to Financial Statements

Voya Russell™ Large Cap	PORTFOLIO OF INVESTMENTS
Index Portfolio	as of June 30, 2022 (Unaudited) (continued)

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2022 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2022
Asset Table
Investments, at fair value
Common Stock*	$2,024,151,183	$—	$—	$2,024,151,183
Exchange-Traded Funds	12,862,678	—	—	12,862,678
Short-Term Investments	5,065,000	—	—	5,065,000
Total Investments, at fair value	$2,042,078,861	$—	$—	$2,042,078,861
Liabilities Table
Other Financial Instruments+
Futures	$(209,650)	$—	$—	$(209,650)
Total Liabilities	$(209,650)	$—	$—	$(209,650)

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

*
For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At June 30, 2022, the following futures contracts were outstanding for Voya Russell™ Large Cap Index Portfolio:
Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long Contracts:
S&P 500® E-Mini	34	09/16/22	$6,442,150	$(209,650)
			$6,442,150	$(209,650)
A summary of derivative instruments by primary risk exposure is outlined in the following tables.
The fair value of derivative instruments as of June 30, 2022 was as follows:
Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Liability Derivatives
Equity contracts	Variation margin payable on futures contracts*	$209,650
Total Liability Derivatives		$209,650

*
The fair value presented above represents the cumulative unrealized appreciation (depreciation) on futures contracts as reported in the table within the Portfolio of Investments. In the Statement of Assets and Liabilities, only current day’s unsettled variation margin is reported in receivables or payables on futures contracts and the net cumulative unrealized appreciation (depreciation) is included in total distributable earnings (loss).

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2022 was as follows:
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$(1,184,391)
Total	$(1,184,391)
See Accompanying Notes to Financial Statements

Voya Russell™ Large Cap	PORTFOLIO OF INVESTMENTS
Index Portfolio	as of June 30, 2022 (Unaudited) (continued)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$(340,794)
Total	$(340,794)
At June 30, 2022, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:
Cost for federal income tax purposes was $1,455,621,356.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$635,358,791
Gross Unrealized Depreciation	(49,110,935)
Net Unrealized Appreciation	$586,247,856
See Accompanying Notes to Financial Statements

Voya Russell™ Large Cap	PORTFOLIO OF INVESTMENTS
Value Index Portfolio	as of June 30, 2022 (Unaudited)

Shares		Value	Percentage of Net Assets
COMMON STOCK: 99.7%
	Communication Services: 11.3%
85,121	Activision Blizzard, Inc.	$6,627,521	0.5
4,286 (1)	Alphabet, Inc. - Class A	9,340,308	0.7
3,914 (1)	Alphabet, Inc. - Class C	8,561,679	0.6
784,791	AT&T, Inc.	16,449,219	1.3
487,435	Comcast Corp. – Class A	19,126,949	1.5
197,802 (1)	Meta Platforms, Inc.	31,895,573	2.5
26,343 (1)	NetFlix, Inc.	4,606,601	0.3
65,300 (1)	T-Mobile US, Inc.	8,785,462	0.7
460,703	Verizon Communications, Inc.	23,380,677	1.8
186,339 (1)	Walt Disney Co.	17,590,402	1.4
		146,364,391	11.3
	Consumer Discretionary: 3.8%
431,934	Ford Motor Co.	4,807,425	0.4
159,377 (1)	General Motors Co.	5,061,814	0.4
47,568	Home Depot, Inc.	13,046,475	1.0
9,933	Lowe’s Cos, Inc.	1,734,997	0.1
61,321	McDonald’s Corp.	15,138,929	1.2
80,442	Starbucks Corp.	6,144,964	0.5
22,792	Target Corp.	3,218,914	0.2
		49,153,518	3.8
	Consumer Staples: 8.8%
198,524	Altria Group, Inc.	8,292,348	0.6
61,361	Archer-Daniels-Midland Co.	4,761,614	0.4
106,996	Coca-Cola Co.	6,731,118	0.5
34,933	Colgate-Palmolive Co.	2,799,531	0.2
16,953	Constellation Brands, Inc.	3,951,066	0.3
65,992	General Mills, Inc.	4,979,096	0.4
93,928	Keurig Dr Pepper, Inc.	3,324,112	0.3
15,005	Kimberly-Clark Corp.	2,027,926	0.2
76,545	Kraft Heinz Co.	2,919,426	0.2
151,445	Mondelez International, Inc.	9,403,220	0.7
3,054 (1)	Monster Beverage Corp.	283,106	0.0
23,488	PepsiCo, Inc.	3,914,510	0.3
169,852	Philip Morris International, Inc.	16,771,187	1.3
150,374	Procter & Gamble Co.	21,622,277	1.7
78,577	Walgreens Boots Alliance, Inc.	2,978,068	0.2
158,015	Walmart, Inc.	19,211,464	1.5
		113,970,069	8.8
	Energy: 8.4%
215,412	Chevron Corp.	31,187,349	2.4
141,819	ConocoPhillips	12,736,764	1.0
17,242	EOG Resources, Inc.	1,904,207	0.1
462,101	Exxon Mobil Corp.	39,574,330	3.1
217,659	Kinder Morgan, Inc.	3,647,965	0.3
59,190	Marathon Petroleum Corp.	4,866,010	0.4
15,600	Occidental Petroleum Corp.	918,528	0.1
11,880	Pioneer Natural Resources Co.	2,650,190	0.2
154,806	Schlumberger NV	5,535,863	0.4
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Energy (continued)
44,615	Valero Energy Corp.	$4,741,682	0.4
		107,762,888	8.4
	Financials: 20.3%
61,833	American Express Co.	8,571,290	0.7
86,826	American International Group, Inc.	4,439,413	0.3
1,337	Aon PLC	360,562	0.0
769,853	Bank of America Corp.	23,965,524	1.9
197,755 (1)	Berkshire Hathaway, Inc. – Class B	53,991,070	4.2
16,447	Blackrock, Inc.	10,016,881	0.8
43,357	Capital One Financial Corp.	4,517,366	0.3
74,139	Charles Schwab Corp.	4,684,102	0.4
46,214	Chubb Ltd.	9,084,748	0.7
216,093	Citigroup, Inc.	9,938,117	0.8
39,306	CME Group, Inc.	8,045,938	0.6
36,461	Goldman Sachs Group, Inc.	10,829,646	0.8
60,476	Intercontinental Exchange, Inc.	5,687,163	0.4
319,719	JPMorgan Chase & Co.	36,003,557	2.8
5,878	Marsh & McLennan Cos., Inc.	912,559	0.1
75,145	Metlife, Inc.	4,718,355	0.4
998	Moody’s Corp.	271,426	0.0
139,863	Morgan Stanley	10,637,980	0.8
45,245	PNC Financial Services Group, Inc.	7,138,304	0.6
8,318	Progressive Corp.	967,134	0.1
37,229	S&P Global, Inc.	12,548,407	1.0
26,245	Travelers Cos, Inc.	4,438,817	0.3
145,696	Truist Financial Corp.	6,910,361	0.5
147,074	US Bancorp	6,768,345	0.5
415,704	Wells Fargo & Co.	16,283,126	1.3
		261,730,191	20.3
	Health Care: 22.2%
163,147	Abbott Laboratories	17,725,922	1.4
9,365	Amgen, Inc.	2,278,505	0.2
46,532	Baxter International, Inc.	2,988,750	0.2
31,121	Becton Dickinson & Co.	7,672,260	0.6
156,390 (1)	Boston Scientific Corp.	5,828,655	0.5
233,442	Bristol-Myers Squibb Co.	17,975,034	1.4
63,722 (1)	Centene Corp.	5,391,519	0.4
28,791	Cigna Corp.	7,587,004	0.6
143,683	CVS Health Corp.	13,313,667	1.0
66,131	Danaher Corp.	16,765,531	1.3
18,390	Elevance Health, Inc.	8,874,646	0.7
17,179	Eli Lilly & Co.	5,569,947	0.4
137,594	Gilead Sciences, Inc.	8,504,685	0.7
23,207	HCA Healthcare, Inc.	3,900,168	0.3
4,073	Humana, Inc.	1,906,449	0.2
17,216 (1)	Illumina, Inc.	3,173,942	0.2
3,099 (1)	Intuitive Surgical, Inc.	622,000	0.1

See Accompanying Notes to Financial Statements

Voya Russell™ Large Cap	PORTFOLIO OF INVESTMENTS
Value Index Portfolio	as of June 30, 2022 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Health Care (continued)
288,477	Johnson & Johnson	$51,207,552	4.0
12,782	McKesson Corp.	4,169,616	0.3
146,505	Medtronic PLC	13,148,824	1.0
161,104	Merck & Co., Inc.	14,687,852	1.1
35,393 (1)	Moderna, Inc.	5,055,890	0.4
619,526	Pfizer, Inc.	32,481,748	2.5
9,702 (1)	Regeneron Pharmaceuticals, Inc.	5,735,143	0.4
17,906	Stryker Corp.	3,562,041	0.3
37,656	Thermo Fisher Scientific, Inc.	20,457,752	1.6
9,227	UnitedHealth Group, Inc.	4,739,264	0.4
1,569 (1)	Vertex Pharmaceuticals, Inc.	442,129	0.0
		285,766,495	22.2
	Industrials: 7.6%
62,205	3M Co.	8,049,949	0.6
41,384 (1)	Boeing Co.	5,658,020	0.4
7,541	Caterpillar, Inc.	1,348,029	0.1
178,073	CSX Corp.	5,174,801	0.4
43,745	Eaton Corp. PLC	5,511,433	0.4
44,067	Emerson Electric Co.	3,505,089	0.3
26,309	FedEx Corp.	5,964,513	0.5
26,996	General Dynamics Corp.	5,972,865	0.5
113,310	General Electric Co.	7,214,448	0.6
52,698	Honeywell International, Inc.	9,159,439	0.7
3,471	Illinois Tool Works, Inc.	632,590	0.1
76,207	Johnson Controls International plc	3,648,791	0.3
21,084	L3Harris Technologies, Inc.	5,096,003	0.4
26,062	Norfolk Southern Corp.	5,923,632	0.5
14,168	Northrop Grumman Corp.	6,780,380	0.5
162,996	Raytheon Technologies Corp.	15,665,546	1.2
27,749 (1)	Uber Technologies, Inc.	567,745	0.0
8,702	United Parcel Service, Inc. - Class B	1,588,463	0.1
2,865	Waste Management, Inc.	438,288	0.0
		97,900,024	7.6
	Information Technology: 8.8%
37,533 (1)	Advanced Micro Devices, Inc.	2,870,149	0.2
45,715	Analog Devices, Inc.	6,678,504	0.5
3,753	Automatic Data Processing, Inc.	788,280	0.1
56,688 (1)	Block, Inc. - USD	3,484,044	0.3
455,744	Cisco Systems, Inc.	19,432,924	1.5
57,000	Cognizant Technology Solutions Corp.	3,846,930	0.3
66,853	Fidelity National Information Services, Inc.	6,128,415	0.5
59,275 (1)	Fiserv, Inc.	5,273,697	0.4
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Information Technology (continued)
448,554	Intel Corp.	$16,780,405	1.3
32,749	International Business Machines Corp.	4,623,831	0.3
92,947	Marvell Technology, Inc.	4,045,983	0.3
99,133	Micron Technology, Inc.	5,480,072	0.4
51,898	Oracle Corp.	3,626,113	0.3
87,814 (1)	PayPal Holdings, Inc.	6,132,930	0.5
11,568	Roper Technologies, Inc.	4,565,311	0.3
82,915 (1)	Salesforce, Inc.	13,684,292	1.1
1,318 (1)	Snowflake, Inc. - Class A	183,281	0.0
31,835	Texas Instruments, Inc.	4,891,448	0.4
11,737	VMware, Inc.	1,337,783	0.1
		113,854,392	8.8
	Materials: 2.6%
24,265	Air Products & Chemicals, Inc.	5,835,247	0.5
79,811	Dow, Inc.	4,119,046	0.3
3,180	Ecolab, Inc.	488,957	0.0
158,382	Freeport-McMoRan, Inc.	4,634,257	0.4
43,505	Linde PLC	12,508,993	1.0
87,048	Newmont Corp.	5,194,154	0.4
3,198	Southern Copper Corp.	159,292	0.0
		32,939,946	2.6
	Real Estate: 1.5%
11,849	American Tower Corp.	3,028,486	0.2
31,108	Digital Realty Trust, Inc.	4,038,751	0.3
2,449	Equinix, Inc.	1,609,042	0.1
80,951	ProLogis, Inc.	9,523,885	0.8
3,528	Public Storage, Inc.	1,103,100	0.1
		19,303,264	1.5
	Utilities: 4.4%
56,339	American Electric Power Co., Inc.	5,405,164	0.4
88,884	Dominion Energy, Inc.	7,093,832	0.6
84,392	Duke Energy Corp.	9,047,666	0.7
107,335	Exelon Corp.	4,864,422	0.4
215,202	NextEra Energy, Inc.	16,669,547	1.3
34,471	Sempra Energy	5,179,957	0.4
116,321	Southern Co.	8,294,851	0.6
		56,555,439	4.4
	Total Common Stock (Cost $1,161,636,211)	1,285,300,617	99.7
EXCHANGE-TRADED FUNDS: 0.3%
72,883	iShares Russell Top 200 Value ETF	4,502,712	0.3
	Total Exchange-Traded Funds (Cost $4,412,337)	4,502,712	0.3
	Total Long-Term Investments (Cost $1,166,048,548)	1,289,803,329	100.0

See Accompanying Notes to Financial Statements

Voya Russell™ Large Cap	PORTFOLIO OF INVESTMENTS
Value Index Portfolio	as of June 30, 2022 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 0.3%
	Mutual Funds: 0.3%
3,328,000 (2)	Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Share Class), 1.380% (Cost $3,328,000)	$3,328,000	0.3
	Total Short-Term Investments (Cost $3,328,000)	3,328,000	0.3
	Total Investments in Securities (Cost $1,169,376,548)	$1,293,131,329	100.3
	Liabilities in Excess of Other Assets	(3,962,531)	(0.3)
	Net Assets	$1,289,168,798	100.0

(1)
Non-income producing security.

(2)
Rate shown is the 7-day yield as of June 30, 2022.

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2022 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2022
Asset Table
Investments, at fair value
Common Stock*	$1,285,300,617	$—	$—	$1,285,300,617
Exchange-Traded Funds	4,502,712	—	—	4,502,712
Short-Term Investments	3,328,000	—	—	3,328,000
Total Investments, at fair value	$1,293,131,329	$—	$—	$1,293,131,329
Liabilities Table
Other Financial Instruments+
Futures	$(190,687)	$—	$—	$(190,687)
Total Liabilities	$(190,687)	$—	$—	$(190,687)

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

*
For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At June 30, 2022, the following futures contracts were outstanding for Voya Russell™ Large Cap Value Index Portfolio:
Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long Contracts:
S&P 500® E-Mini	23	09/16/22	$4,357,925	$(190,687)
			$4,357,925	$(190,687)
See Accompanying Notes to Financial Statements

Voya Russell™ Large Cap	PORTFOLIO OF INVESTMENTS
Value Index Portfolio	as of June 30, 2022 (Unaudited) (continued)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.
The fair value of derivative instruments as of June 30, 2022 was as follows:
Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Liability Derivatives
Equity contracts	Variation margin payable on futures contracts*	$190,687
Total Liability Derivatives		$190,687

*
The fair value presented above represents the cumulative unrealized appreciation (depreciation) on futures contracts as reported in the table within the Portfolio of Investments. In the Statement of Assets and Liabilities, only current day’s unsettled variation margin is reported in receivables or payables on futures contracts and the net cumulative unrealized appreciation (depreciation) is included in total distributable earnings (loss).

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2022 was as follows:
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$(745,021)
Total	$(745,021)
Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$(277,649)
Total	$(277,649)
At June 30, 2022, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:
Cost for federal income tax purposes was $1,175,571,282.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$184,097,114
Gross Unrealized Depreciation	(66,727,753)
Net Unrealized Appreciation	$117,369,361
See Accompanying Notes to Financial Statements

Voya Russell™ Mid Cap	PORTFOLIO OF INVESTMENTS
Growth Index Portfolio	as of June 30, 2022 (Unaudited)

Shares		Value	Percentage of Net Assets
COMMON STOCK: 98.5%
	Communication Services: 4.8%
1,068	Cable One, Inc.	$1,376,994	0.1
5,079	Electronic Arts, Inc.	617,860	0.1
2,830 (1)	Liberty Broadband Corp. - Series A	321,347	0.0
17,520 (1)	Liberty Broadband Corp. - Series C	2,026,013	0.2
688 (1)	Liberty Media Corp.- Liberty Formula One A Tracking Stock	39,883	0.0
6,567 (1)	Liberty Media Corp.- Liberty Formula One C Tracking Stock	416,807	0.0
6,096 (1)	Liberty Media Corp.- Liberty SiriusXM A Tracking Stock	219,700	0.0
12,571 (1)	Liberty Media Corp.- Liberty SiriusXM C Tracking Stock	453,185	0.1
22,506 (1)	Live Nation Entertainment, Inc.	1,858,545	0.2
2,781 (1)	Madison Square Garden Sports Corp.	419,931	0.0
78,014 (1)	Match Group, Inc.	5,436,796	0.6
1,033	Nexstar Media Group, Inc.	168,255	0.0
35,403 (1)	Pinterest, Inc.	642,918	0.1
27,606 (1)	Playtika Holding Corp.	365,503	0.0
128,642 (1)(2)	ROBLOX Corp.	4,227,176	0.5
9,904 (1)	Roku, Inc.	813,515	0.1
40,909 (1)	Spotify Technology SA	3,838,491	0.4
38,322 (1)	Take-Two Interactive Software, Inc.	4,695,595	0.5
2,417 (1)	TripAdvisor, Inc.	43,023	0.0
201,898 (1)	Twitter, Inc.	7,548,966	0.8
506,080 (1)	Warner Bros Discovery, Inc.	6,791,594	0.7
12,576	World Wrestling Entertainment, Inc.	785,874	0.1
80,312 (1)	ZoomInfo Technologies, Inc.	2,669,571	0.3
		45,777,542	4.8
	Consumer Discretionary: 14.0%
1,409	Advance Auto Parts, Inc.	243,884	0.0
19,832 (1)	Aptiv PLC	1,766,436	0.2
5,261 (1)	Autozone, Inc.	11,306,520	1.2
18,386	Best Buy Co., Inc.	1,198,583	0.1
4,868 (1)	Bright Horizons Family Solutions, Inc.	411,443	0.1
3,881	Brunswick Corp.	253,740	0.0
18,027 (1)	Burlington Stores, Inc.	2,455,818	0.3
41,125 (1)	Caesars Entertainment, Inc.	1,575,087	0.2
5,437 (1)	Carmax, Inc.	491,940	0.1
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Consumer Discretionary (continued)
30,476 (1)(2)	Carvana Co.	$688,148	0.1
8,133 (1)	Chipotle Mexican Grill, Inc.	10,631,946	1.1
9,833	Choice Hotels International, Inc.	1,097,658	0.1
10,597	Churchill Downs, Inc.	2,029,643	0.2
49,455	D.R. Horton, Inc.	3,273,426	0.4
26,574	Darden Restaurants, Inc.	3,006,051	0.3
6,976 (1)	Deckers Outdoor Corp.	1,781,322	0.2
19,251 (1)	Dollar Tree, Inc.	3,000,268	0.3
7,672	Domino’s Pizza, Inc.	2,989,855	0.3
64,633 (1)	DoorDash, Inc.	4,147,500	0.4
110,725 (1)(2)	DraftKings, Inc.	1,292,161	0.1
21,283	eBay, Inc.	886,863	0.1
36,951 (1)	Etsy, Inc.	2,705,183	0.3
44,189 (1)	Expedia Group, Inc.	4,190,443	0.4
15,947 (1)	Five Below, Inc.	1,808,868	0.2
30,159 (1)	Floor & Decor Holdings, Inc.	1,898,811	0.2
3,286	Genuine Parts Co.	437,038	0.1
39,676	H&R Block, Inc.	1,401,356	0.2
57,934	Hilton Worldwide Holdings, Inc.	6,456,165	0.7
36,055 (1)	Las Vegas Sands Corp.	1,211,087	0.1
41,190 (1)(2)	Leslie’s, Inc.	625,264	0.1
145,862 (1)(2)	Lucid Group, Inc.	2,502,992	0.3
32,644 (1)	Lululemon Athletica, Inc.	8,899,081	0.9
49,506 (1)	Mattel, Inc.	1,105,469	0.1
16,662 (1)	Mister Car Wash, Inc.	181,283	0.0
27,948	Nordstrom, Inc.	590,541	0.1
9,043 (1)	Norwegian Cruise Line Holdings Ltd.	100,558	0.0
634 (1)	NVR, Inc.	2,538,625	0.3
930 (1)	Ollie’s Bargain Outlet Holdings, Inc.	54,637	0.0
7,790 (1)	O’Reilly Automotive, Inc.	4,921,410	0.5
18,174 (1)	Planet Fitness, Inc.	1,236,014	0.1
12,233	Polaris, Inc.	1,214,492	0.1
11,395	Pool Corp.	4,002,266	0.4
27,012	Pulte Group, Inc.	1,070,486	0.1
1,900 (1)	RH	403,294	0.0
42,778	Ross Stores, Inc.	3,004,299	0.3
11,269 (1)	Six Flags Entertainment Corp.	244,537	0.0
5,902 (1)	Skechers USA, Inc.	209,993	0.0
10,417	Tapestry, Inc.	317,927	0.0
16,633	Toll Brothers, Inc.	741,832	0.1
8,063 (1)	TopBuild Corp.	1,347,811	0.1
32,687	Tractor Supply Co.	6,336,375	0.7
17,606	Travel + Leisure Co.	683,465	0.1
15,019 (1)	Ulta Beauty, Inc.	5,789,524	0.6

See Accompanying Notes to Financial Statements

Voya Russell™ Mid Cap	PORTFOLIO OF INVESTMENTS
Growth Index Portfolio	as of June 30, 2022 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Consumer Discretionary (continued)
11,118	Vail Resorts, Inc.	$2,424,280	0.3
17,276 (1)	Victoria’s Secret & Co.	483,210	0.1
14,295 (1)	Wayfair, Inc.	622,690	0.1
50,433	Wendy’s Company	952,175	0.1
16,076	Williams-Sonoma, Inc.	1,783,632	0.2
18,353	Wyndham Hotels & Resorts, Inc.	1,206,159	0.1
3,911 (1)	Wynn Resorts Ltd.	222,849	0.0
25,455 (1)	YETI Holdings, Inc.	1,101,438	0.1
9,623	Yum! Brands, Inc.	1,092,307	0.1
		132,648,158	14.0
	Consumer Staples: 3.0%
24,705 (1)	BJ’s Wholesale Club Holdings, Inc.	1,539,616	0.2
2,618 (1)	Boston Beer Co., Inc.	793,176	0.1
7,815	Brown-Forman Corp. - Class A	528,607	0.1
31,537	Brown-Forman Corp. - Class B	2,212,636	0.2
32,146	Church & Dwight Co., Inc.	2,978,648	0.3
29,855	Clorox Co.	4,208,958	0.5
3,226 (1)	Darling Ingredients, Inc.	192,915	0.0
7,424 (1)	Freshpet, Inc.	385,231	0.0
1,907 (1)	Grocery Outlet Holding Corp.	81,296	0.0
36,987	Hershey Co.	7,958,123	0.8
40,424	Kellogg Co.	2,883,848	0.3
42,116	Lamb Weston Holdings, Inc.	3,009,609	0.3
36,313 (1)	Olaplex Holdings, Inc.	511,650	0.1
13,730 (1)	Performance Food Group Co.	631,305	0.1
7,201 (1)	Pilgrim’s Pride Corp.	224,887	0.0
		28,140,505	3.0
	Energy: 4.4%
55,912 (1)	Antero Resources Corp.	1,713,703	0.2
42,561	Cheniere Energy, Inc.	5,661,890	0.6
7,931	Continental Resources, Inc.	518,291	0.1
37,864	Coterra Energy, Inc.	976,513	0.1
94,029	Devon Energy Corp.	5,181,938	0.5
29,552	Diamondback Energy, Inc.	3,580,225	0.4
8,942	Enviva, Inc.	511,661	0.1
118,959	Halliburton Co.	3,730,554	0.4
64,443	Hess Corp.	6,827,091	0.7
14,078	New Fortress Energy, Inc.	557,066	0.1
14,681	Oneok, Inc.	814,796	0.1
53,753	Ovintiv, Inc.	2,375,345	0.2
14,817	PDC Energy, Inc.	912,875	0.1
50,705 (1)	Range Resources Corp.	1,254,949	0.1
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Energy (continued)
23,087 (1)	Southwestern Energy Co.	$144,294	0.0
66,027	Targa Resources Corp.	3,939,831	0.4
1,673	Texas Pacific Land Corp.	2,489,457	0.3
		41,190,479	4.4
	Financials: 5.4%
570 (1)	Alleghany Corp.	474,867	0.0
20,471	Ameriprise Financial, Inc.	4,865,547	0.5
102,273	Apollo Global Management, Inc.	4,958,195	0.5
34,233 (1)	Arch Capital Group Ltd.	1,557,259	0.2
44,324	Ares Management Corp.	2,520,263	0.3
6,932	Arthur J. Gallagher & Co.	1,130,193	0.1
964	Assurant, Inc.	166,627	0.0
117,742 (2)	Blue Owl Capital, Inc.	1,180,952	0.1
5,250	Brown & Brown, Inc.	306,285	0.0
201 (1)(2)	Credit Acceptance Corp.	95,155	0.0
5,421	Erie Indemnity Co.	1,041,862	0.1
3,514	Everest Re Group Ltd.	984,904	0.1
11,091	Factset Research Systems, Inc.	4,265,266	0.5
879	First Citizens BancShares, Inc.	574,673	0.1
10,366	Lincoln National Corp.	484,818	0.1
23,263	LPL Financial Holdings, Inc.	4,291,558	0.5
894 (1)	Markel Corp.	1,156,165	0.1
10,853	MarketAxess Holdings, Inc.	2,778,477	0.3
6,582	Morningstar, Inc.	1,591,725	0.2
17,348	MSCI, Inc. - Class A	7,149,978	0.8
4,564	Raymond James Financial, Inc.	408,067	0.0
6,957	RenaissanceRe Holdings Ltd.	1,087,866	0.1
19,294 (2)	Rocket Cos, Inc.	142,004	0.0
24,029 (1)	Ryan Specialty Holdings, Inc.	941,697	0.1
923	Signature Bank	165,411	0.0
10,943 (1)	SVB Financial Group	4,322,376	0.5
19,885	Tradeweb Markets, Inc.	1,357,151	0.1
4,095 (1)(2)	Upstart Holdings, Inc.	129,484	0.0
24,596 (2)	UWM Holdings Corp.	87,070	0.0
18,906	Western Alliance Bancorp.	1,334,764	0.1
		51,550,659	5.4
	Health Care: 16.9%
23,808 (1)	10X Genomics, Inc.	1,077,312	0.1
13,056 (1)	Abiomed, Inc.	3,231,491	0.3
78,711	Agilent Technologies, Inc.	9,348,505	1.0
51,066 (1)(2)	agilon health, Inc.	1,114,771	0.1
17,198 (1)	Align Technology, Inc.	4,070,251	0.4

See Accompanying Notes to Financial Statements

Voya Russell™ Mid Cap	PORTFOLIO OF INVESTMENTS
Growth Index Portfolio	as of June 30, 2022 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Health Care (continued)
35,276 (1)	Alnylam Pharmaceuticals, Inc.	$5,145,005	0.5
43,603	AmerisourceBergen Corp.	6,168,952	0.7
165,555 (1)	Avantor, Inc.	5,148,761	0.5
11,366	Bio-Techne Corp.	3,939,910	0.4
31,789	Bruker Corp.	1,995,078	0.2
15,911 (1)	Catalent, Inc.	1,707,091	0.2
21,937 (1)	Certara, Inc.	470,768	0.1
5,801 (1)	Change Healthcare, Inc.	133,771	0.0
13,746 (1)	Charles River Laboratories International, Inc.	2,941,232	0.3
1,519	Chemed Corp.	713,003	0.1
17,063 (1)	DaVita, Inc.	1,364,358	0.1
4,740 (1)(2)	Definitive Healthcare Corp.	108,688	0.0
114,474 (1)	DexCom, Inc.	8,531,747	0.9
13,057 (1)(2)	Doximity, Inc.	454,645	0.1
9,246 (1)	Exact Sciences Corp.	364,200	0.0
79,952 (1)	Exelixis, Inc.	1,664,601	0.2
1,539 (1)	Globus Medical, Inc.	86,399	0.0
28,474 (1)	Guardant Health, Inc.	1,148,641	0.1
61,029 (1)	Horizon Therapeutics Plc	4,867,673	0.5
1,096 (1)	ICU Medical, Inc.	180,171	0.0
24,369 (1)	Idexx Laboratories, Inc.	8,546,939	0.9
46,130 (1)	Incyte Corp., Ltd.	3,504,496	0.4
20,117 (1)	Insulet Corp.	4,384,299	0.5
37,924 (1)	Ionis Pharmaceuticals, Inc.	1,403,947	0.2
55,030 (1)	IQVIA Holdings, Inc.	11,940,960	1.3
32,084 (1)	Maravai LifeSciences Holdings, Inc.	911,506	0.1
11,204 (1)	Masimo Corp.	1,464,027	0.2
6,539 (1)	Mettler Toledo International, Inc.	7,511,807	0.8
13,124 (1)	Molina Healthcare, Inc.	3,669,602	0.4
23,419 (1)	Natera, Inc.	829,969	0.1
27,692 (1)	Neurocrine Biosciences, Inc.	2,699,416	0.3
22,802 (1)(2)	Novavax, Inc.	1,172,707	0.1
30,188 (1)	Novocure Ltd.	2,098,066	0.2
10,420 (1)	Penumbra, Inc.	1,297,498	0.1
11,506 (1)	Repligen Corp.	1,868,574	0.2
42,227	Resmed, Inc.	8,852,046	0.9
24,587 (1)	Sarepta Therapeutics, Inc.	1,843,042	0.2
39,729 (1)	Seagen, Inc.	7,029,649	0.7
1,140 (1)	Signify Health, Inc.	15,732	0.0
28,876 (1)	Sotera Health Co.	565,681	0.1
5,239 (1)	Syneos Health, Inc.	375,532	0.0
17,431 (1)	Tandem Diabetes Care, Inc.	1,031,741	0.1
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Health Care (continued)
4,504 (1)	Teladoc Health, Inc.	$149,578	0.0
15,199 (1)	Ultragenyx Pharmaceutical, Inc.	906,772	0.1
40,725 (1)	Veeva Systems, Inc.	8,065,179	0.9
17,502 (1)	Waters Corp.	5,792,812	0.6
21,641	West Pharmaceutical Services, Inc.	6,543,589	0.7
		160,452,190	16.9
	Industrials: 14.7%
17,924	Advanced Drainage Systems, Inc.	1,614,415	0.2
2,375	AECOM	154,897	0.0
2,394	AGCO Corp.	236,288	0.0
20,279	Allegion Public Ltd.	1,985,314	0.2
22,341	Allison Transmission Holdings, Inc.	859,011	0.1
9,029	AO Smith Corp.	493,706	0.1
7,867	Armstrong World Industries, Inc.	589,710	0.1
15,277 (1)	Axon Enterprise, Inc.	1,423,358	0.2
38,359	Booz Allen Hamilton Holding Corp.	3,466,119	0.4
10,403	BWX Technologies, Inc.	573,101	0.1
12,667	Carlisle Cos., Inc.	3,022,473	0.3
9,863	CH Robinson Worldwide, Inc.	999,812	0.1
58,034 (1)	ChargePoint Holdings, Inc.	794,485	0.1
23,873	Cintas Corp.	8,917,282	0.9
62,288 (1)	Copart, Inc.	6,768,214	0.7
6,020 (1)	Core & Main, Inc.	134,246	0.0
16,423 (1)	CoStar Group, Inc.	992,113	0.1
187,077 (1)	Delta Air Lines, Inc.	5,419,621	0.6
6,054	Donaldson Co., Inc.	291,440	0.0
935 (1)	Driven Brands Holdings, Inc.	25,750	0.0
17,761	Equifax, Inc.	3,246,356	0.3
15,075	Expeditors International Washington, Inc.	1,469,209	0.2
168,241	Fastenal Co.	8,398,591	0.9
13,163	Fortune Brands Home & Security, Inc.	788,200	0.1
4,136 (1)	FTI Consulting, Inc.	747,996	0.1
18,203 (1)	Generac Holdings, Inc.	3,833,188	0.4
33,643	Graco, Inc.	1,998,731	0.2
3,364 (1)	GXO Logistics, Inc.	145,560	0.0
21,614	Heico Corp. - Class A - HEI.A	2,277,683	0.2
12,309	Heico Corp. - HEI	1,613,956	0.2
10,735	Howmet Aerospace, Inc.	337,616	0.0

See Accompanying Notes to Financial Statements

Voya Russell™ Mid Cap	PORTFOLIO OF INVESTMENTS
Growth Index Portfolio	as of June 30, 2022 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Industrials (continued)
2,530	Huntington Ingalls Industries, Inc.	$551,085	0.1
32,419 (1)	IAA, Inc.	1,062,371	0.1
3,951	IDEX Corp.	717,620	0.1
21,717	JB Hunt Transport Services, Inc.	3,419,776	0.4
26,246	KBR, Inc.	1,270,044	0.1
9,596	Landstar System, Inc.	1,395,450	0.2
16,369	Lincoln Electric Holdings, Inc.	2,019,280	0.2
71,648 (1)	Lyft, Inc.	951,485	0.1
3,581	Masco Corp.	181,199	0.0
1,096 (1)	Middleby Corp.	137,395	0.0
4,163	MSA Safety, Inc.	504,014	0.1
3,960	Nordson Corp.	801,662	0.1
29,784	Old Dominion Freight Line	7,633,044	0.8
15,088	Otis Worldwide Corp.	1,066,269	0.1
8,491	Parker Hannifin Corp.	2,089,211	0.2
75,426 (1)(2)	Plug Power, Inc.	1,249,809	0.1
22,704	Quanta Services, Inc.	2,845,719	0.3
3,857	Republic Services, Inc.	504,766	0.1
27,743	Robert Half International, Inc.	2,077,673	0.2
22,940	Rockwell Automation, Inc.	4,572,171	0.5
62,689	Rollins, Inc.	2,189,100	0.2
7,904 (1)	SiteOne Landscape Supply, Inc.	939,548	0.1
28,935	Spirit Aerosystems Holdings, Inc.	847,796	0.1
6,398	Tetra Tech, Inc.	873,647	0.1
30,491	Toro Co.	2,310,913	0.2
39,623	Trane Technologies PLC	5,145,839	0.5
5,940 (1)	TransDigm Group, Inc.	3,187,820	0.3
41,222	TransUnion	3,297,348	0.4
33,382 (1)	Trex Co., Inc.	1,816,648	0.2
9,585 (1)	United Rentals, Inc.	2,328,292	0.2
853	Valmont Industries, Inc.	191,609	0.0
45,398	Verisk Analytics, Inc.	7,857,940	0.8
14,014	Vertiv Holdings Co.	115,195	0.0
5,092	Watsco, Inc.	1,216,071	0.1
6,886 (1)	Wesco International, Inc.	737,491	0.1
33,679 (1)	WillScot Mobile Mini Holdings Corp.	1,091,873	0.1
13,318	WW Grainger, Inc.	6,052,099	0.6
2,273 (1)	XPO Logistics, Inc.	109,468	0.0
7,328	Xylem, Inc.	572,903	0.1
		139,550,084	14.7
	Information Technology: 29.2%
13,945 (1)	Allegro MicroSystems, Inc.	288,522	0.0
17,327 (1)	Alteryx, Inc.	838,973	0.1
129,068	Amphenol Corp.	8,309,398	0.9
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Information Technology (continued)
13,396 (1)	ANSYS, Inc.	$3,205,529	0.3
65,731 (1)(2)	AppLovin Corp.	2,263,776	0.2
72,859 (1)	Arista Networks, Inc.	6,829,803	0.7
961 (1)	Arrow Electronics, Inc.	107,719	0.0
8,159 (1)	Aspen Technology, Inc.	1,498,645	0.2
25,322 (1)	Avalara, Inc.	1,787,733	0.2
49,262	Bentley Systems, Inc.	1,640,425	0.2
4,199 (1)	Black Knight, Inc.	274,573	0.0
30,961	Broadridge Financial Solutions, Inc. ADR	4,413,491	0.5
79,740 (1)	Cadence Design Systems, Inc.	11,963,392	1.3
19,170 (1)	CCC Intelligent Solutions Holdings, Inc.	176,364	0.0
28,279	CDK Global, Inc.	1,548,841	0.2
39,514	CDW Corp.	6,225,826	0.7
7,597 (1)	Ceridian HCM Holding, Inc.	357,667	0.0
17,304	Citrix Systems, Inc.	1,681,430	0.2
81,655 (1)	Cloudflare, Inc.	3,572,406	0.4
47,268	Cognex Corp.	2,009,835	0.2
6,456 (1)	Coherent, Inc.	1,718,716	0.2
36,290 (1)	Confluent, Inc.	843,380	0.1
13,020	Corning, Inc.	410,260	0.0
12,223 (1)	Coupa Software, Inc.	697,933	0.1
61,450 (1)	Crowdstrike Holdings, Inc.	10,358,012	1.1
75,534 (1)	Datadog, Inc.	7,193,858	0.8
11,958	Dell Technologies, Inc.	552,579	0.1
57,728 (1)	DocuSign, Inc.	3,312,433	0.4
16,091 (1)	DoubleVerify Holdings, Inc.	364,783	0.0
76,330 (1)	Dropbox, Inc.	1,602,167	0.2
58,116 (1)	Dynatrace, Inc.	2,292,095	0.2
22,278 (1)	Elastic NV	1,507,552	0.2
38,252 (1)	Enphase Energy, Inc.	7,468,320	0.8
39,632	Entegris, Inc.	3,651,296	0.4
16,040 (1)	EPAM Systems, Inc.	4,728,271	0.5
10,578 (1)	Euronet Worldwide, Inc.	1,064,041	0.1
7,367 (1)	Fair Isaac Corp.	2,953,430	0.3
20,181 (1)	Five9, Inc.	1,839,296	0.2
21,989 (1)	FleetCor Technologies, Inc.	4,620,109	0.5
191,672 (1)	Fortinet, Inc.	10,844,802	1.1
22,840 (1)	Gartner, Inc.	5,523,397	0.6
27,851	Genpact Ltd.	1,179,768	0.1
4,418 (1)(2)	GLOBALFOUNDRIES, Inc.	178,222	0.0
11,894 (1)	Globant SA	2,069,556	0.2
6,527 (1)	GoDaddy, Inc.	454,018	0.1
141,383	HP, Inc.	4,634,535	0.5
13,306 (1)	HubSpot, Inc.	4,000,449	0.4

See Accompanying Notes to Financial Statements

Voya Russell™ Mid Cap	PORTFOLIO OF INVESTMENTS
Growth Index Portfolio	as of June 30, 2022 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Information Technology (continued)
1,825 (1)(2)	Informatica, Inc.	$37,905	0.0
32,869	Jabil, Inc.	1,683,222	0.2
21,208	Jack Henry & Associates, Inc.	3,817,864	0.4
16,349 (1)(2)	Jamf Holding Corp.	404,965	0.0
49,053 (1)	Keysight Technologies, Inc.	6,761,956	0.7
39,650 (1)	Lattice Semiconductor Corp.	1,923,025	0.2
11,314 (1)	Manhattan Associates, Inc.	1,296,584	0.1
134,310	Microchip Technology, Inc.	7,800,725	0.8
18,368 (1)	MongoDB, Inc.	4,766,496	0.5
13,260	Monolithic Power Systems, Inc.	5,092,370	0.5
4,967	National Instruments Corp.	155,119	0.0
3,258 (1)	nCino, Inc.	100,737	0.0
1,931 (1)	NCR Corp.	60,073	0.0
65,014	NetApp, Inc.	4,241,513	0.4
15,074 (1)	New Relic, Inc.	754,454	0.1
59,058	NortonLifeLock, Inc.	1,296,914	0.1
32,052 (1)	Nutanix, Inc.	468,921	0.1
4,935 (1)	Okta, Inc.	446,124	0.0
79,124 (1)	ON Semiconductor Corp.	3,980,728	0.4
528,602 (1)	Palantir Technologies, Inc.	4,794,420	0.5
94,282	Paychex, Inc.	10,735,891	1.1
14,961 (1)	Paycom Software, Inc.	4,190,875	0.4
11,600 (1)	Paylocity Holding Corp.	2,023,272	0.2
12,078	Pegasystems, Inc.	577,812	0.1
14,694 (1)	Procore Technologies, Inc.	666,961	0.1
30,777 (1)	PTC, Inc.	3,272,826	0.3
82,205 (1)	Pure Storage, Inc. - Class A	2,113,491	0.2
24,633 (1)	RingCentral, Inc.	1,287,321	0.1
35,214 (1)	SentinelOne, Inc.	821,543	0.1
15,478 (1)	Shift4 Payments, Inc.	511,703	0.1
36,649 (1)	Smartsheet, Inc.	1,151,878	0.1
47,035 (1)	Splunk, Inc.	4,160,716	0.4
25,010	Switch, Inc.	837,835	0.1
44,564 (1)	Synopsys, Inc.	13,534,087	1.4
16,505 (1)	Teradata Corp.	610,850	0.1
42,415	Teradyne, Inc.	3,798,263	0.4
24,874 (1)	Thoughtworks Holding, Inc.	350,972	0.0
66,055 (1)	Toast, Inc.	854,752	0.1
128,251 (1)	Trade Desk, Inc./The	5,372,434	0.6
18,947 (1)	Twilio, Inc.	1,587,948	0.2
10,498 (1)	Tyler Technologies, Inc.	3,490,375	0.4
505 (2)	Ubiquiti, Inc.	125,346	0.0
10,030 (1)	UiPath, Inc.	182,446	0.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Information Technology (continued)
40,961 (1)(2)	Unity Software, Inc.	$1,508,184	0.2
12,692	Universal Display Corp.	1,283,669	0.1
2,998 (1)	VeriSign, Inc.	501,655	0.1
29,293	Vontier Corp.	673,446	0.1
37,775	Western Union Co.	622,154	0.1
9,501 (1)	WEX, Inc.	1,477,976	0.2
12,205 (1)	Wix.com Ltd.	800,038	0.1
6,269 (1)	Zebra Technologies Corp.	1,842,773	0.2
35,517 (1)	Zendesk, Inc.	2,630,744	0.3
37,198 (1)	Zoom Video Communications, Inc.	4,016,268	0.4
24,322 (1)	Zscaler, Inc.	3,636,382	0.4
		276,194,627	29.2
	Materials: 3.8%
17,616	Albemarle Corp.	3,681,392	0.4
14,248	Ardagh Metal Packaging SA	86,913	0.0
14,632	Avery Dennison Corp.	2,368,482	0.2
15,676 (1)	Axalta Coating Systems Ltd.	346,596	0.0
36,494	Ball Corp.	2,509,692	0.3
18,406 (1)	Berry Global Group, Inc.	1,005,704	0.1
60,837	CF Industries Holdings, Inc.	5,215,556	0.6
27,195	Chemours Co.	870,784	0.1
30,369	Crown Holdings, Inc.	2,799,111	0.3
9,503	Eagle Materials, Inc.	1,044,760	0.1
12,588	FMC Corp.	1,347,042	0.1
48,435 (1)	Ginkgo Bioworks Holdings, Inc.	115,275	0.0
68,895	Graphic Packaging Holding Co.	1,412,347	0.1
2,307	Louisiana-Pacific Corp.	120,910	0.0
1,599	Martin Marietta Materials, Inc.	478,485	0.1
12,996	Mosaic Co.	613,801	0.1
26,510 (1)	MP Materials Corp.	850,441	0.1
36,571	PPG Industries, Inc.	4,181,528	0.4
1,244	Royal Gold, Inc.	132,834	0.0
1,902	RPM International, Inc.	149,725	0.0
4,033	Scotts Miracle-Gro Co.	318,567	0.0
42,589	Sealed Air Corp.	2,458,237	0.3
52,344	Valvoline, Inc.	1,509,078	0.2
18,881	Vulcan Materials Co.	2,682,990	0.3
		36,300,250	3.8
	Real Estate: 2.0%
3,712	Apartment Income REIT Corp.	154,419	0.0
2,544	Camden Property Trust	342,117	0.0
47,050 (1)	CBRE Group, Inc.	3,463,350	0.4

See Accompanying Notes to Financial Statements

Voya Russell™ Mid Cap	PORTFOLIO OF INVESTMENTS
Growth Index Portfolio	as of June 30, 2022 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Real Estate (continued)
31,812	Equity Lifestyle Properties, Inc.	$2,241,792	0.2
4,608	Extra Space Storage, Inc.	783,913	0.1
63,180	Iron Mountain, Inc.	3,076,234	0.3
22,232	Lamar Advertising Co.	1,955,749	0.2
36,994 (1)(2)	Opendoor Technologies, Inc.	174,242	0.0
7,106	SBA Communications Corp.	2,274,275	0.3
46,241	Simon Property Group, Inc.	4,389,196	0.5
1,037 (1)	Zillow Group, Inc.- Class A	32,987	0.0
2,921 (1)(2)	Zillow Group, Inc.- Class C	92,742	0.0
		18,981,016	2.0
	Utilities: 0.3%
35,094	AES Corp.	737,325	0.1
2,074	National Fuel Gas Co.	136,988	0.0
71,874	Vistra Corp.	1,642,321	0.2
		2,516,634	0.3
	Total Common Stock (Cost $994,167,587)	933,302,144	98.5
EXCHANGE-TRADED FUNDS: 0.8%
100,692	iShares Russell Mid-Cap Growth ETF	7,976,820	0.8
	Total Exchange-Traded Funds (Cost $8,091,378)	7,976,820	0.8
	Total Long-Term Investments (Cost $1,002,258,965)	941,278,964	99.3
Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 2.1%
	Repurchase Agreements: 1.9%
4,315,168 (3)	Bank of America Inc., Repurchase Agreement dated 06/30/22, 1.55%, due 07/01/22 (Repurchase Amount $4,315,351, collateralized by various U.S. Government Agency Obligations, 1.000%-8.500%, Market Value plus accrued interest $4,401,471, due 01/20/24-06/20/52)	4,315,168	0.4
Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements (continued)
4,315,200 (3)	Cantor Fitzgerald Securities, Repurchase Agreement dated 06/30/22, 1.55%, due 07/01/22 (Repurchase Amount $4,315,383, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.000%, Market Value plus accrued interest $4,401,504, due 08/01/22-01/20/68)	$4,315,200	0.5
2,114,462 (3)	Citadel Securities LLC, Repurchase Agreement dated 06/30/22, 1.55%, due 07/01/22 (Repurchase Amount $2,114,552, collateralized by various U.S. Government Securities, 0.000%-7.250%, Market Value plus accrued interest $2,156,861, due 07/21/22-05/15/52)	2,114,462	0.2
610,585 (3)	Deutsche Bank Securities Inc., Repurchase Agreement dated 06/30/22, 1.48%, due 07/01/22 (Repurchase Amount $610,610, collateralized by various U.S. Government Securities, 0.000%-0.750%, Market Value plus accrued interest $622,797, due 01/15/25-08/15/39)	610,585	0.1
4,315,168 (3)	RBC Dominion Securities Inc., Repurchase Agreement dated 06/30/22, 1.55%, due 07/01/22 (Repurchase Amount $4,315,351, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.875%, Market Value plus accrued interest $4,401,471, due 08/16/22-05/20/52)	4,315,168	0.4

See Accompanying Notes to Financial Statements

Voya Russell™ Mid Cap	PORTFOLIO OF INVESTMENTS
Growth Index Portfolio	as of June 30, 2022 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements (continued)
2,478,386 (3)	State of Wisconsin Investment Board, Repurchase Agreement dated 06/30/22, 1.55%, due 07/01/22 (Repurchase Amount $2,478,491, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $2,527,958, due 01/15/25-02/15/51)	$2,478,386	0.3
	Total Repurchase Agreements (Cost $18,148,969)	18,148,969	1.9

Shares		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Mutual Funds: 0.2%
1,413,000 (3)(4)	Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Share Class), 1.380% (Cost $1,413,000)	$1,413,000	0.2
	Total Short-Term Investments (Cost $19,561,969)	19,561,969	2.1
	Total Investments in Securities (Cost $1,021,820,934)	$960,840,933	101.4
	Liabilities in Excess of Other Assets	(13,581,354)	(1.4)
	Net Assets	$947,259,579	100.0

†
Unless otherwise indicated, principal amount is shown in USD.

ADR
American Depositary Receipt

(1)
Non-income producing security.

(2)
Security, or a portion of the security, is on loan.

(3)
All or a portion of the security represents securities purchased with cash collateral received for securities on loan.

(4)
Rate shown is the 7-day yield as of June 30, 2022.

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2022 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2022
Asset Table
Investments, at fair value
Common Stock*	$933,302,144	$—	$—	$933,302,144
Exchange-Traded Funds	7,976,820	—	—	7,976,820
Short-Term Investments	1,413,000	18,148,969	—	19,561,969
Total Investments, at fair value	$942,691,964	$18,148,969	$—	$960,840,933
Liabilities Table
Other Financial Instruments+
Futures	$(168,048)	$—	$—	$(168,048)
Total Liabilities	$(168,048)	$—	$—	$(168,048)

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

*
For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

See Accompanying Notes to Financial Statements

Voya Russell™ Mid Cap	PORTFOLIO OF INVESTMENTS
Growth Index Portfolio	as of June 30, 2022 (Unaudited) (continued)

At June 30, 2022, the following futures contracts were outstanding for Voya Russell™ Mid Cap Growth Index Portfolio:
Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long Contracts:
S&P Mid 400 E-Mini	12	09/16/22	$2,721,600	$(168,048)
			$2,721,600	$(168,048)
A summary of derivative instruments by primary risk exposure is outlined in the following tables.
The fair value of derivative instruments as of June 30, 2022 was as follows:
Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Liability Derivatives
Equity contracts	Variation margin payable on futures contracts*	$168,048
Total Liability Derivatives		$168,048

*
The fair value presented above represents the cumulative unrealized appreciation (depreciation) on futures contracts as reported in the table within the Portfolio of Investments. In the Statement of Assets and Liabilities, only current day’s unsettled variation margin is reported in receivables or payables on futures contracts and the net cumulative unrealized appreciation (depreciation) is included in total distributable earnings (loss).

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2022 was as follows:
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$(392,497)
Total	$(392,497)
Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$(252,300)
Total	$(252,300)
At June 30, 2022, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:
Cost for federal income tax purposes was $1,026,259,742.
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation	$96,572,399
Gross Unrealized Depreciation	(162,159,256)
Net Unrealized Depreciation	$(65,586,857)
See Accompanying Notes to Financial Statements

Voya Russell™ Mid Cap	PORTFOLIO OF INVESTMENTS
Index Portfolio	as of June 30, 2022 (Unaudited)

Shares		Value	Percentage of Net Assets
COMMON STOCK: 99.2%
	Communication Services: 4.0%
28,216 (1)	Altice USA, Inc.	$260,998	0.0
68,175 (1)(2)	AMC Entertainment Holdings, Inc.	923,771	0.1
785	Cable One, Inc.	1,012,116	0.1
33,418 (1)	Dish Network Corp. - Class A	599,185	0.1
36,986	Electronic Arts, Inc.	4,499,347	0.4
40,930	Fox Corp. - Class A	1,316,309	0.1
19,133	Fox Corp. - Class B	568,250	0.0
32,308 (1)	Frontier Communications Parent, Inc.	760,530	0.1
10,283 (1)	IAC/InterActiveCorp	781,200	0.1
51,868	Interpublic Group of Cos., Inc.	1,427,926	0.1
2,748 (1)	Liberty Broadband Corp. - Series A	312,035	0.0
17,011 (1)	Liberty Broadband Corp. - Series C	1,967,152	0.2
2,772 (1)	Liberty Media Corp.- Liberty Formula One A Tracking Stock	160,693	0.0
26,472 (1)(2)	Liberty Media Corp.- Liberty Formula One C Tracking Stock	1,680,178	0.1
9,900 (1)(2)	Liberty Media Corp.- Liberty SiriusXM A Tracking Stock	356,796	0.0
20,415 (1)	Liberty Media Corp.- Liberty SiriusXM C Tracking Stock	735,961	0.1
20,321 (1)	Live Nation Entertainment, Inc.	1,678,108	0.1
135,525 (2)	Lumen Technologies, Inc.	1,478,578	0.1
2,538 (1)	Madison Square Garden Sports Corp.	383,238	0.0
37,589 (1)	Match Group, Inc.	2,619,577	0.2
21,691	New York Times Co.	605,179	0.1
50,910	News Corp - Class A	793,178	0.1
16,292	News Corp - Class B	258,880	0.0
5,126	Nexstar Media Group, Inc.	834,923	0.1
26,844	Omnicom Group	1,707,547	0.1
1,109 (2)	Paramount Global - Class A	30,231	0.0
76,084 (2)	Paramount Global - Class B	1,877,753	0.2
75,751 (1)	Pinterest, Inc.	1,375,638	0.1
13,971 (1)(2)	Playtika Holding Corp.	184,976	0.0
58,078 (1)(2)	ROBLOX Corp.	1,908,443	0.2
15,842 (1)(2)	Roku, Inc.	1,301,262	0.1
93,569 (2)	Sirius XM Holdings, Inc.	573,578	0.1
18,469 (1)	Spotify Technology SA	1,732,946	0.1
20,895 (1)	Take-Two Interactive Software, Inc.	2,560,265	0.2
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Communication Services (continued)
13,371 (1)	TripAdvisor, Inc.	$238,004	0.0
98,434 (1)	Twitter, Inc.	3,680,447	0.3
311,278 (1)	Warner Bros Discovery, Inc.	4,177,351	0.3
5,678 (2)	World Wrestling Entertainment, Inc.	354,818	0.0
36,258 (1)	ZoomInfo Technologies, Inc.	1,205,216	0.1
		48,922,583	4.0
	Consumer Discretionary: 11.1%
27,569 (2)	ADT, Inc.	169,549	0.0
8,056	Advance Auto Parts, Inc.	1,394,413	0.1
35,673 (1)	Aptiv PLC	3,177,394	0.3
30,580	Aramark	936,665	0.1
5,232 (1)	Autonation, Inc.	584,728	0.0
2,615 (1)	Autozone, Inc.	5,619,949	0.5
31,524	Bath & Body Works, Inc.	848,626	0.1
26,519 (2)	Best Buy Co., Inc.	1,728,774	0.1
31,499 (2)	BorgWarner, Inc.	1,051,122	0.1
10,574	Boyd Gaming Corp.	526,056	0.0
7,795 (1)(2)	Bright Horizons Family Solutions, Inc.	658,833	0.1
10,070	Brunswick Corp.	658,377	0.1
8,686 (1)(2)	Burlington Stores, Inc.	1,183,294	0.1
27,065 (1)	Caesars Entertainment, Inc.	1,036,589	0.1
18,985 (1)(2)	Capri Holdings Ltd.	778,575	0.1
21,161 (1)(2)	Carmax, Inc.	1,914,647	0.2
114,471 (1)(2)	Carnival Corp.	990,174	0.1
5,195 (2)	Carter’s, Inc.	366,144	0.0
13,758 (1)(2)	Carvana Co.	310,656	0.0
3,672 (1)	Chipotle Mexican Grill, Inc.	4,800,259	0.4
4,440 (2)	Choice Hotels International, Inc.	495,637	0.0
4,784	Churchill Downs, Inc.	916,280	0.1
4,810 (2)	Columbia Sportswear Co.	344,300	0.0
42,609	D.R. Horton, Inc.	2,820,290	0.2
16,435	Darden Restaurants, Inc.	1,859,127	0.2
3,567 (1)	Deckers Outdoor Corp.	910,833	0.1
7,321 (2)	Dick’s Sporting Goods, Inc.	551,784	0.0
28,037 (1)	Dollar Tree, Inc.	4,369,566	0.4
4,739 (2)	Domino’s Pizza, Inc.	1,846,836	0.2
32,971 (1)(2)	DoorDash, Inc.	2,115,749	0.2
49,989 (1)(2)	DraftKings, Inc.	583,372	0.0
73,913	eBay, Inc.	3,079,955	0.3
16,682 (1)(2)	Etsy, Inc.	1,221,289	0.1
19,950 (1)	Expedia Group, Inc.	1,891,858	0.2
7,199 (1)(2)	Five Below, Inc.	816,583	0.1
13,689 (1)(2)	Floor & Decor Holdings, Inc.	861,859	0.1
8,853 (1)(2)	GameStop Corp.	1,082,722	0.1

See Accompanying Notes to Financial Statements

Voya Russell™ Mid Cap	PORTFOLIO OF INVESTMENTS
Index Portfolio	as of June 30, 2022 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Consumer Discretionary (continued)
26,088	Gap, Inc.	$214,965	0.0
20,367	Garmin Ltd.	2,001,058	0.2
30,993	Gentex Corp.	866,874	0.1
18,318	Genuine Parts Co.	2,436,294	0.2
4,196 (1)	Grand Canyon Education, Inc.	395,221	0.0
21,686	H&R Block, Inc.	765,950	0.1
45,972 (2)	Hanesbrands, Inc.	473,052	0.0
17,745 (2)	Harley-Davidson, Inc.	561,807	0.0
17,205	Hasbro, Inc.	1,408,745	0.1
36,176	Hilton Worldwide Holdings, Inc.	4,031,453	0.3
6,652 (1)	Hyatt Hotels Corp.	491,649	0.0
16,879	Kohl’s Corp.	602,412	0.0
43,640 (1)	Las Vegas Sands Corp.	1,465,868	0.1
7,850	Lear Corp.	988,236	0.1
17,551	Leggett & Platt, Inc.	606,914	0.1
33,559	Lennar Corp. - Class A	2,368,259	0.2
1,977	Lennar Corp. - Class B	116,070	0.0
21,276 (1)(2)	Leslie’s, Inc.	322,970	0.0
3,759	Lithia Motors, Inc.	1,033,011	0.1
34,911	LKQ Corp.	1,713,781	0.1
70,130 (1)(2)	Lucid Group, Inc.	1,203,431	0.1
14,738 (1)	Lululemon Athletica, Inc.	4,017,726	0.3
37,542	Macy’s, Inc.	687,769	0.1
5,374	Marriott Vacations Worldwide Corp.	624,459	0.1
46,370 (1)	Mattel, Inc.	1,035,442	0.1
46,948	MGM Resorts International	1,359,145	0.1
10,327 (1)(2)	Mister Car Wash, Inc.	112,358	0.0
6,938 (1)	Mohawk Industries, Inc.	860,936	0.1
49,798	Newell Brands, Inc.	948,154	0.1
14,862 (2)	Nordstrom, Inc.	314,034	0.0
55,169 (1)(2)	Norwegian Cruise Line Holdings Ltd.	613,479	0.1
397 (1)	NVR, Inc.	1,589,644	0.1
8,231 (1)(2)	Ollie’s Bargain Outlet Holdings, Inc.	483,571	0.0
8,620 (1)	O’Reilly Automotive, Inc.	5,445,771	0.4
39,289 (1)	Peloton Interactive, Inc.	360,673	0.0
21,911 (1)(2)	Penn National Gaming, Inc.	666,533	0.1
3,621 (2)	Penske Auto Group, Inc.	379,082	0.0
10,614 (1)(2)	Petco Health & Wellness Co., Inc.	156,450	0.0
11,204 (1)	Planet Fitness, Inc.	761,984	0.1
7,453 (2)	Polaris, Inc.	739,934	0.1
5,144	Pool Corp.	1,806,727	0.1
31,189	Pulte Group, Inc.	1,236,020	0.1
8,859	PVH Corp.	504,077	0.0
32,862 (1)(2)	QuantumScape Corp.	282,285	0.0
6,024	Ralph Lauren Corp.	540,052	0.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Consumer Discretionary (continued)
2,294 (1)(2)	RH	$486,924	0.0
23,508 (1)(2)	Rivian Automotive, Inc.	605,096	0.0
45,550	Ross Stores, Inc.	3,198,976	0.3
29,059 (1)	Royal Caribbean Cruises Ltd.	1,014,450	0.1
20,363	Service Corp. International	1,407,491	0.1
10,374 (1)	Six Flags Entertainment Corp.	225,116	0.0
17,718 (1)(2)	Skechers USA, Inc.	630,406	0.1
34,837	Tapestry, Inc.	1,063,225	0.1
22,597	Tempur Sealy International, Inc.	482,898	0.0
16,030 (1)	Terminix Global Holdings, Inc.	651,620	0.1
6,980 (2)	Thor Industries, Inc.	521,615	0.0
14,496	Toll Brothers, Inc.	646,522	0.1
4,313 (1)	TopBuild Corp.	720,961	0.1
14,757	Tractor Supply Co.	2,860,644	0.2
11,055	Travel + Leisure Co.	429,155	0.0
6,780 (1)	Ulta Beauty, Inc.	2,613,554	0.2
25,342 (1)	Under Armour, Inc. - Class A	211,099	0.0
27,490 (1)	Under Armour, Inc. - Class C	208,374	0.0
5,306	Vail Resorts, Inc.	1,156,973	0.1
46,119	VF Corp.	2,037,076	0.2
10,909 (1)(2)	Victoria’s Secret & Co.	305,125	0.0
10,245 (1)(2)	Wayfair, Inc.	446,272	0.0
22,768	Wendy’s Company	429,860	0.0
7,253	Whirlpool Corp.	1,123,272	0.1
9,175 (2)	Williams-Sonoma, Inc.	1,017,966	0.1
11,939	Wyndham Hotels & Resorts, Inc.	784,631	0.1
14,014 (1)(2)	Wynn Resorts Ltd.	798,518	0.1
11,506 (1)	YETI Holdings, Inc.	497,865	0.0
37,780	Yum! Brands, Inc.	4,288,408	0.4
		134,961,281	11.1
	Consumer Staples: 3.7%
21,183 (2)	Albertsons Cos, Inc.	566,010	0.1
17,675 (1)	BJ’s Wholesale Club Holdings, Inc.	1,101,506	0.1
1,254 (1)(2)	Boston Beer Co., Inc.	379,924	0.0
6,000	Brown-Forman Corp. - Class A	405,840	0.0
24,214 (2)	Brown-Forman Corp. - Class B	1,698,854	0.1
18,485	Bunge Ltd.	1,676,405	0.1
25,573 (2)	Campbell Soup Co.	1,228,783	0.1
4,890	Casey’s General Stores, Inc.	904,552	0.1
32,038	Church & Dwight Co., Inc.	2,968,641	0.2
16,258	Clorox Co.	2,292,053	0.2

See Accompanying Notes to Financial Statements

Voya Russell™ Mid Cap	PORTFOLIO OF INVESTMENTS
Index Portfolio	as of June 30, 2022 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Consumer Staples (continued)
62,105	Conagra Brands, Inc.	$2,126,475	0.2
45,734 (1)	Coty, Inc - Class A	366,329	0.0
21,107 (1)	Darling Ingredients, Inc.	1,262,199	0.1
24,723 (2)	Flowers Foods, Inc.	650,709	0.1
6,037 (1)	Freshpet, Inc.	313,260	0.0
11,750 (1)(2)	Grocery Outlet Holding Corp.	500,902	0.0
19,260	Hershey Co.	4,143,982	0.3
37,824 (2)	Hormel Foods Corp.	1,791,345	0.2
8,738	Ingredion, Inc.	770,342	0.1
13,842	JM Smucker Co.	1,771,914	0.2
33,302	Kellogg Co.	2,375,765	0.2
86,526	Kroger Co.	4,095,276	0.3
19,014	Lamb Weston Holdings, Inc.	1,358,740	0.1
33,075	McCormick & Co., Inc.	2,753,494	0.2
23,092	Molson Coors Beverage Co.	1,258,745	0.1
16,394 (1)(2)	Olaplex Holdings, Inc.	230,991	0.0
20,060 (1)	Performance Food Group Co.	922,359	0.1
6,394 (1)	Pilgrim’s Pride Corp.	199,685	0.0
7,334 (1)	Post Holdings, Inc.	603,955	0.1
7,308 (2)	Reynolds Consumer Products, Inc.	199,289	0.0
34	Seaboard Corp.	132,008	0.0
5,256 (2)	Spectrum Brands Holdings, Inc.	431,097	0.0
37,586	Tyson Foods, Inc.	3,234,651	0.3
29,360 (1)	US Foods Holding Corp.	900,765	0.1
		45,616,845	3.7
	Energy: 4.8%
44,961 (2)	Antero Midstream Corp.	406,897	0.0
38,774 (1)	Antero Resources Corp.	1,188,423	0.1
44,463	APA Corp.	1,551,759	0.1
122,171	Baker Hughes Co.	3,527,077	0.3
33,417	Cheniere Energy, Inc.	4,445,463	0.4
16,824	Chesapeake Energy Corp.	1,364,426	0.1
4,755 (2)	Continental Resources, Inc.	310,739	0.0
104,873	Coterra Energy, Inc.	2,704,675	0.2
86,811	Devon Energy Corp.	4,784,154	0.4
23,366	Diamondback Energy, Inc.	2,830,791	0.2
12,783	DT Midstream, Inc.	626,623	0.1
4,037 (2)	Enviva, Inc.	230,997	0.0
48,618 (2)	EQT Corp.	1,672,459	0.1
118,556	Halliburton Co.	3,717,916	0.3
37,157	Hess Corp.	3,936,413	0.3
19,789	HF Sinclair Corp.	893,671	0.1
93,074	Marathon Oil Corp.	2,092,304	0.2
6,356	New Fortress Energy, Inc.	251,507	0.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Energy (continued)
51,630	NOV, Inc.	$873,063	0.1
58,655	Oneok, Inc.	3,255,352	0.3
34,084	Ovintiv, Inc.	1,506,172	0.1
12,480	PDC Energy, Inc.	768,893	0.1
63,501	Phillips 66	5,206,447	0.4
34,685 (1)	Range Resources Corp.	858,454	0.1
146,805 (1)	Southwestern Energy Co.	917,531	0.1
29,809	Targa Resources Corp.	1,778,703	0.2
755 (2)	Texas Pacific Land Corp.	1,123,455	0.1
160,732	Williams Cos., Inc.	5,016,446	0.4
		57,840,810	4.8
	Financials: 13.5%
5,063	Affiliated Managers Group, Inc.	590,346	0.0
84,294	Aflac, Inc.	4,663,987	0.4
68,895 (2)	AGNC Investment Corp.	762,668	0.1
1,726 (1)	Alleghany Corp.	1,437,931	0.1
36,164	Allstate Corp.	4,583,064	0.4
42,578	Ally Financial, Inc.	1,426,789	0.1
8,876	American Financial Group, Inc.	1,232,078	0.1
14,486	Ameriprise Financial, Inc.	3,443,032	0.3
205,550 (2)	Annaly Capital Management, Inc.	1,214,800	0.1
60,594	Apollo Global Management, Inc.	2,937,597	0.2
47,554 (1)	Arch Capital Group Ltd.	2,163,231	0.2
20,011 (2)	Ares Management Corp.	1,137,825	0.1
27,454	Arthur J. Gallagher & Co.	4,476,100	0.4
7,134	Assurant, Inc.	1,233,112	0.1
8,121	Assured Guaranty Ltd.	453,071	0.0
10,263	Axis Capital Holdings Ltd.	585,915	0.0
5,216 (2)	Bank of Hawaii Corp.	388,070	0.0
96,930	Bank of New York Mellon Corp.	4,042,950	0.3
15,458	Bank OZK	580,139	0.0
53,157 (2)	Blue Owl Capital, Inc.	533,165	0.0
3,877	BOK Financial Corp.	293,024	0.0
9,890 (1)	Brighthouse Financial, Inc.	405,688	0.0
31,187	Brown & Brown, Inc.	1,819,450	0.1
27,310	Carlyle Group, Inc./The	864,635	0.1
13,967	Cboe Global Markets, Inc.	1,580,925	0.1
20,633	Cincinnati Financial Corp.	2,454,914	0.2
64,420	Citizens Financial Group, Inc.	2,299,150	0.2
3,717	CNA Financial Corp.	166,893	0.0
20,448 (1)(2)	Coinbase Global, Inc.	961,465	0.1
17,232	Comerica, Inc.	1,264,484	0.1
14,448	Commerce Bancshares, Inc.	948,511	0.1
915 (1)(2)	Credit Acceptance Corp.	433,170	0.0

See Accompanying Notes to Financial Statements

Voya Russell™ Mid Cap	PORTFOLIO OF INVESTMENTS
Index Portfolio	as of June 30, 2022 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Financials (continued)
7,680	Cullen/Frost Bankers, Inc.	$894,336	0.1
37,032	Discover Financial Services	3,502,487	0.3
18,655	East West Bancorp, Inc.	1,208,844	0.1
50,515	Equitable Holdings, Inc.	1,316,926	0.1
3,307 (2)	Erie Indemnity Co.	635,572	0.1
4,988	Evercore, Inc.	466,927	0.0
5,134	Everest Re Group Ltd.	1,438,958	0.1
5,007	Factset Research Systems, Inc.	1,925,542	0.2
35,345	Fidelity National Financial, Inc.	1,306,351	0.1
89,896	Fifth Third Bancorp	3,020,506	0.2
13,722	First American Financial Corp.	726,168	0.1
1,607	First Citizens BancShares, Inc.	1,050,624	0.1
17,119	First Hawaiian, Inc.	388,772	0.0
69,806	First Horizon Corp.	1,525,959	0.1
23,587	First Republic Bank	3,401,245	0.3
45,992	FNB Corp.	499,473	0.0
37,641 (2)	Franklin Resources, Inc.	877,412	0.1
11,937	Globe Life, Inc.	1,163,499	0.1
4,669	Hanover Insurance Group, Inc.	682,841	0.1
43,309	Hartford Financial Services Group, Inc.	2,833,708	0.2
189,345	Huntington Bancshares, Inc.	2,277,820	0.2
12,249	Interactive Brokers Group, Inc.	673,817	0.1
49,257 (2)	Invesco Ltd.	794,515	0.1
18,171 (2)	Janus Henderson Group PLC	427,200	0.0
27,638	Jefferies Financial Group, Inc.	763,362	0.1
8,379	Kemper Corp.	401,354	0.0
122,590	Keycorp	2,112,226	0.2
75,467	KKR & Co., Inc.	3,493,367	0.3
12,441 (2)	Lazard Ltd.	403,213	0.0
22,608	Lincoln National Corp.	1,057,376	0.1
26,864	Loews Corp.	1,591,961	0.1
10,502	LPL Financial Holdings, Inc.	1,937,409	0.2
23,578	M&T Bank Corp.	3,758,097	0.3
1,762 (1)	Markel Corp.	2,278,707	0.2
4,900	MarketAxess Holdings, Inc.	1,254,449	0.1
40,607	MGIC Investment Corp.	511,648	0.0
3,280	Morningstar, Inc.	793,202	0.1
10,401	MSCI, Inc. - Class A	4,286,772	0.4
15,122	Nasdaq, Inc.	2,306,710	0.2
56,271 (2)	New Residential Investment Corp.	524,446	0.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Financials (continued)
60,710 (2)	New York Community Bancorp., Inc.	$554,282	0.0
27,119	Northern Trust Corp.	2,616,441	0.2
37,299	Old Republic International Corp.	834,006	0.1
15,512	OneMain Holdings, Inc.	579,839	0.0
15,329	PacWest Bancorp	408,671	0.0
9,886	Pinnacle Financial Partners, Inc.	714,857	0.1
9,886	Popular, Inc.	760,530	0.1
5,044	Primerica, Inc.	603,716	0.1
32,992	Principal Financial Group, Inc.	2,203,536	0.2
11,672 (2)	Prosperity Bancshares, Inc.	796,847	0.1
49,518	Prudential Financial, Inc.	4,737,882	0.4
25,684	Raymond James Financial, Inc.	2,296,406	0.2
123,321	Regions Financial Corp.	2,312,269	0.2
8,814	Reinsurance Group of America, Inc.	1,033,794	0.1
5,742	RenaissanceRe Holdings Ltd.	897,877	0.1
73,298 (1)(2)	Robinhood Markets, Inc.	602,510	0.0
15,583 (2)	Rocket Cos, Inc.	114,691	0.0
10,849 (1)(2)	Ryan Specialty Holdings, Inc.	425,172	0.0
13,743	SEI Investments Co.	742,397	0.1
8,173	Signature Bank	1,464,683	0.1
35,573	SLM Corp.	567,034	0.0
104,873 (1)(2)	SoFi Technologies, Inc.	552,681	0.0
38,527 (2)	Starwood Property Trust, Inc.	804,829	0.1
48,409	State Street Corp.	2,984,415	0.2
13,722	Stifel Financial Corp.	768,706	0.1
7,743 (1)	SVB Financial Group	3,058,408	0.3
65,933	Synchrony Financial	1,821,069	0.2
18,991	Synovus Financial Corp.	684,626	0.1
29,529	T. Rowe Price Group, Inc.	3,354,790	0.3
6,621	TFS Financial Corp.	90,906	0.0
14,116	Tradeweb Markets, Inc.	963,417	0.1
28,499	Umpqua Holdings Corp.	477,928	0.0
26,421	Unum Group	898,842	0.1
9,680 (1)(2)	Upstart Holdings, Inc.	306,082	0.0
12,290 (2)	UWM Holdings Corp.	43,507	0.0
13,135	Virtu Financial, Inc.	307,490	0.0
13,396 (3)	Voya Financial, Inc.	797,464	0.1
23,530	Webster Financial Corp.	991,790	0.1
13,969	Western Alliance Bancorp.	986,211	0.1
382	White Mountains Insurance Group Ltd.	476,022	0.0

See Accompanying Notes to Financial Statements

Voya Russell™ Mid Cap	PORTFOLIO OF INVESTMENTS
Index Portfolio	as of June 30, 2022 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Financials (continued)
14,630	Willis Towers Watson PLC	$2,887,816	0.2
7,903	Wintrust Financial Corp.	633,425	0.1
26,956	WR Berkley Corp.	1,840,017	0.2
19,646	Zions Bancorp NA	999,981	0.1
		163,889,842	13.5
	Health Care: 10.7%
11,996 (1)(2)	10X Genomics, Inc.	542,819	0.0
5,894 (1)	Abiomed, Inc.	1,458,824	0.1
11,746 (1)	Acadia Healthcare Co., Inc.	794,382	0.1
39,572	Agilent Technologies, Inc.	4,699,966	0.4
24,683 (1)(2)	agilon health, Inc.	538,830	0.0
10,352 (1)	Align Technology, Inc.	2,450,008	0.2
15,925 (1)	Alnylam Pharmaceuticals, Inc.	2,322,661	0.2
4,218 (1)(2)	Amedisys, Inc.	443,396	0.0
19,685	AmerisourceBergen Corp.	2,785,034	0.2
80,455 (1)	Avantor, Inc.	2,502,150	0.2
9,846	Azenta, Inc.	709,897	0.1
19,237 (1)	Biogen, Inc.	3,923,194	0.3
24,347 (1)	BioMarin Pharmaceutical, Inc.	2,017,636	0.2
2,821 (1)	Bio-Rad Laboratories, Inc.	1,396,395	0.1
5,131	Bio-Techne Corp.	1,778,610	0.1
14,352	Bruker Corp.	900,731	0.1
35,947	Cardinal Health, Inc.	1,878,950	0.2
22,518 (1)	Catalent, Inc.	2,415,956	0.2
15,319 (1)(2)	Certara, Inc.	328,746	0.0
33,153 (1)	Change Healthcare, Inc.	764,508	0.1
6,651 (1)	Charles River Laboratories International, Inc.	1,423,114	0.1
1,927	Chemed Corp.	904,515	0.1
6,409	Cooper Cos., Inc.	2,006,786	0.2
7,704 (1)	DaVita, Inc.	616,012	0.1
4,197 (1)(2)	Definitive Healthcare Corp.	96,237	0.0
28,266	Dentsply Sirona, Inc.	1,009,944	0.1
51,681 (1)	DexCom, Inc.	3,851,785	0.3
12,650 (1)(2)	Doximity, Inc.	440,473	0.0
58,738 (1)	Elanco Animal Health, Inc.	1,153,027	0.1
12,918	Encompass Health Corp.	724,054	0.1
6,678 (1)	Enovis Corp.	367,290	0.0
21,636 (1)(2)	Envista Holdings Corp.	833,851	0.1
23,062 (1)(2)	Exact Sciences Corp.	908,412	0.1
41,632 (1)	Exelixis, Inc.	866,778	0.1
10,369 (1)(2)	Globus Medical, Inc.	582,116	0.1
12,855 (1)(2)	Guardant Health, Inc.	518,571	0.0
18,089 (1)	Henry Schein, Inc.	1,388,150	0.1
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Health Care (continued)
32,454 (1)	Hologic, Inc.	$2,249,062	0.2
29,627 (1)	Horizon Therapeutics Plc	2,363,049	0.2
2,678 (1)	ICU Medical, Inc.	440,236	0.0
11,002 (1)	Idexx Laboratories, Inc.	3,858,731	0.3
24,076 (1)	Incyte Corp., Ltd.	1,829,054	0.2
9,083 (1)	Insulet Corp.	1,979,549	0.2
9,553 (1)	Integra LifeSciences Holdings Corp.	516,149	0.0
18,631 (1)(2)	Ionis Pharmaceuticals, Inc.	689,720	0.1
24,844 (1)	IQVIA Holdings, Inc.	5,390,900	0.4
8,059 (1)	Jazz Pharmaceuticals PLC	1,257,285	0.1
12,225	Laboratory Corp. of America Holdings	2,865,051	0.2
14,485 (1)	Maravai LifeSciences Holdings, Inc.	411,519	0.0
6,612 (1)	Masimo Corp.	863,990	0.1
2,952 (1)	Mettler Toledo International, Inc.	3,391,169	0.3
5,633 (1)	Mirati Therapeutics, Inc.	378,143	0.0
7,635 (1)	Molina Healthcare, Inc.	2,134,822	0.2
11,224 (1)	Natera, Inc.	397,779	0.0
12,502 (1)	Neurocrine Biosciences, Inc.	1,218,695	0.1
10,139 (1)(2)	Novavax, Inc.	521,449	0.0
13,629 (1)(2)	Novocure Ltd.	947,215	0.1
15,366 (1)(2)	Oak Street Health, Inc.	252,617	0.0
33,521 (2)	Organon & Co.	1,131,334	0.1
4,652 (1)(2)	Penumbra, Inc.	579,267	0.0
16,641	PerkinElmer, Inc.	2,366,683	0.2
17,715	Perrigo Co. PLC	718,698	0.1
15,529	Premier, Inc.	554,075	0.0
29,923 (1)	QIAGEN NV	1,412,366	0.1
15,433 (2)	Quest Diagnostics, Inc.	2,052,280	0.2
6,517 (1)	QuidelOrtho Corp.	633,322	0.1
7,295 (1)	Repligen Corp.	1,184,708	0.1
19,065	Resmed, Inc.	3,996,596	0.3
48,425	Royalty Pharma PLC	2,035,787	0.2
11,100 (1)	Sarepta Therapeutics, Inc.	832,056	0.1
17,936 (1)	Seagen, Inc.	3,173,596	0.3
8,611 (1)(2)	Signify Health, Inc.	118,832	0.0
13,037 (1)(2)	Sotera Health Co.	255,395	0.0
11,246	STERIS Public Ltd. Co.	2,318,363	0.2
13,516 (1)	Syneos Health, Inc.	968,827	0.1
8,326 (1)	Tandem Diabetes Care, Inc.	492,816	0.0
21,183 (1)(2)	Teladoc Health, Inc.	703,487	0.1
6,190	Teleflex, Inc.	1,521,811	0.1
14,022 (1)	Tenet Healthcare Corp.	736,996	0.1
8,757 (1)	Ultragenyx Pharmaceutical, Inc.	522,443	0.0

See Accompanying Notes to Financial Statements

Voya Russell™ Mid Cap	PORTFOLIO OF INVESTMENTS
Index Portfolio	as of June 30, 2022 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Health Care (continued)
5,884 (1)	United Therapeutics Corp.	$1,386,506	0.1
8,564	Universal Health Services, Inc.	862,480	0.1
18,386 (1)	Veeva Systems, Inc.	3,641,163	0.3
159,864	Viatris, Inc.	1,673,776	0.1
7,901 (1)	Waters Corp.	2,615,073	0.2
9,770	West Pharmaceutical Services, Inc.	2,954,155	0.2
27,682	Zimmer Biomet Holdings, Inc.	2,908,271	0.2
		130,651,154	10.7
	Industrials: 14.5%
4,547	Acuity Brands, Inc.	700,420	0.1
8,092	Advanced Drainage Systems, Inc.	728,846	0.1
17,582	AECOM	1,146,698	0.1
8,188	AGCO Corp.	808,156	0.1
13,703	Air Lease Corp.	458,091	0.0
16,318 (1)	Alaska Air Group, Inc.	653,536	0.1
11,559	Allegion Public Ltd.	1,131,626	0.1
12,751	Allison Transmission Holdings, Inc.	490,276	0.0
1,187	AMERCO	567,659	0.0
85,202 (1)(2)	American Airlines Group, Inc.	1,080,361	0.1
30,403	Ametek, Inc.	3,340,986	0.3
16,915	AO Smith Corp.	924,912	0.1
6,145	Armstrong World Industries, Inc.	460,629	0.0
3,923 (1)(2)	Avis Budget Group, Inc.	576,995	0.0
8,911 (1)	Axon Enterprise, Inc.	830,238	0.1
15,106 (1)(2)	AZEK Co., Inc./The	252,874	0.0
17,318	Booz Allen Hamilton Holding Corp.	1,564,854	0.1
22,679 (1)	Builders FirstSource, Inc.	1,217,862	0.1
12,044	BWX Technologies, Inc.	663,504	0.1
3,056 (1)	CACI International, Inc.	861,120	0.1
6,784	Carlisle Cos., Inc.	1,618,730	0.1
111,865 (2)	Carrier Global Corp.	3,989,106	0.3
16,554	CH Robinson Worldwide, Inc.	1,678,079	0.1
26,200 (1)(2)	ChargePoint Holdings, Inc.	358,678	0.0
11,552	Cintas Corp.	4,315,019	0.4
62,595 (1)(2)	Clarivate PLC	867,567	0.1
6,724 (1)	Clean Harbors, Inc.	589,493	0.0
4,076 (1)(2)	Copa Holdings S.A.- Class A	258,296	0.0
28,127 (1)	Copart, Inc.	3,056,280	0.3
7,559 (1)(2)	Core & Main, Inc.	168,566	0.0
51,850 (1)	CoStar Group, Inc.	3,132,259	0.3
6,205	Crane Holdings Co.	543,310	0.0
18,598	Cummins, Inc.	3,599,271	0.3
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Industrials (continued)
5,051	Curtiss-Wright Corp.	$667,035	0.1
84,459 (1)	Delta Air Lines, Inc.	2,446,777	0.2
16,270	Donaldson Co., Inc.	783,238	0.1
18,982	Dover Corp.	2,302,896	0.2
7,230 (1)(2)	Driven Brands Holdings, Inc.	199,114	0.0
33,164 (1)(2)	Dun & Bradstreet Holdings, Inc.	498,455	0.0
16,037	Equifax, Inc.	2,931,243	0.2
6,686	Esab Corp.	292,513	0.0
22,026	Expeditors International Washington, Inc.	2,146,654	0.2
75,955	Fastenal Co.	3,791,674	0.3
17,175 (2)	Flowserve Corp.	491,720	0.0
47,333	Fortive Corp.	2,573,969	0.2
17,226	Fortune Brands Home & Security, Inc.	1,031,493	0.1
4,445 (1)	FTI Consulting, Inc.	803,878	0.1
14,603 (1)	Gates Industrial Corp. PLC	157,858	0.0
8,218 (1)	Generac Holdings, Inc.	1,730,546	0.1
22,141	Graco, Inc.	1,315,397	0.1
13,934 (1)	GXO Logistics, Inc.	602,924	0.1
9,565 (1)(2)	Hayward Holdings, Inc.	137,640	0.0
10,414	Heico Corp. - Class A - HEI.A	1,097,427	0.1
5,931 (2)	Heico Corp. - HEI	777,673	0.1
30,732 (1)(2)	Hertz Global Holdings, Inc.	486,795	0.0
11,053	Hexcel Corp.	578,182	0.0
49,457	Howmet Aerospace, Inc.	1,555,423	0.1
7,064	Hubbell, Inc.	1,261,489	0.1
5,192	Huntington Ingalls Industries, Inc.	1,130,921	0.1
17,655 (1)	IAA, Inc.	578,554	0.0
10,023	IDEX Corp.	1,820,478	0.1
53,596	Ingersoll Rand, Inc.	2,255,320	0.2
11,012	ITT, Inc.	740,447	0.1
16,863	Jacobs Engineering Group, Inc.	2,143,793	0.2
11,004	JB Hunt Transport Services, Inc.	1,732,800	0.1
42,572 (1)	JetBlue Airways Corp.	356,328	0.0
18,286	KBR, Inc.	884,860	0.1
7,874 (1)	Kirby Corp.	479,054	0.0
20,951	Knight-Swift Transportation Holdings, Inc.	969,822	0.1
4,862	Landstar System, Inc.	707,032	0.1
17,970	Leidos Holdings, Inc.	1,809,759	0.1
4,271 (2)	Lennox International, Inc.	882,346	0.1
7,390 (2)	Lincoln Electric Holdings, Inc.	911,630	0.1
40,434 (1)(2)	Lyft, Inc.	536,964	0.0

See Accompanying Notes to Financial Statements

Voya Russell™ Mid Cap	PORTFOLIO OF INVESTMENTS
Index Portfolio	as of June 30, 2022 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Industrials (continued)
6,915	Manpowergroup, Inc.	$528,375	0.0
31,094	Masco Corp.	1,573,356	0.1
7,765 (1)	Mastec, Inc.	556,440	0.0
26,644	MDU Resources Group, Inc.	719,122	0.1
7,382 (1)	Mercury Systems, Inc.	474,884	0.0
7,172 (1)	Middleby Corp.	899,082	0.1
4,869	MSA Safety, Inc.	589,490	0.0
6,033	MSC Industrial Direct Co.	453,139	0.0
47,251	Nielsen Holdings PLC	1,097,168	0.1
7,642	Nordson Corp.	1,547,046	0.1
21,790	nVent Electric PLC	682,681	0.1
13,447	Old Dominion Freight Line	3,446,197	0.3
8,661	Oshkosh Corp.	711,415	0.1
55,834	Otis Worldwide Corp.	3,945,789	0.3
12,782	Owens Corning, Inc.	949,830	0.1
45,020	Paccar, Inc.	3,706,947	0.3
16,888	Parker Hannifin Corp.	4,155,292	0.3
21,705	Pentair PLC	993,438	0.1
68,832 (1)(2)	Plug Power, Inc.	1,140,546	0.1
18,773	Quanta Services, Inc.	2,353,008	0.2
8,840	Regal Rexnord Corp.	1,003,517	0.1
27,212	Republic Services, Inc.	3,561,234	0.3
14,201	Robert Half International, Inc.	1,063,513	0.1
15,343	Rockwell Automation, Inc.	3,058,013	0.3
30,479	Rollins, Inc.	1,064,327	0.1
6,520 (2)	Ryder System, Inc.	463,311	0.0
6,963	Schneider National, Inc.	155,832	0.0
7,342	Science Applications International Corp.	683,540	0.1
20,462	Sensata Technologies Holding PLC	845,285	0.1
5,869 (1)	SiteOne Landscape Supply, Inc.	697,648	0.1
6,937	Snap-On, Inc.	1,366,797	0.1
78,137 (1)	Southwest Airlines Co.	2,822,308	0.2
13,765	Spirit Aerosystems Holdings, Inc.	403,315	0.0
19,896	Stanley Black & Decker, Inc.	2,086,295	0.2
12,090 (1)	Stericycle, Inc.	530,147	0.0
27,219 (1)	Sunrun, Inc.	635,836	0.1
7,028	Tetra Tech, Inc.	959,673	0.1
28,342	Textron, Inc.	1,730,846	0.1
8,221	Timken Co.	436,124	0.0
13,766	Toro Co.	1,043,325	0.1
30,789	Trane Technologies PLC	3,998,567	0.3
6,930 (1)	TransDigm Group, Inc.	3,719,123	0.3
25,389	TransUnion	2,030,866	0.2
15,070 (1)(2)	Trex Co., Inc.	820,109	0.1
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Industrials (continued)
43,032 (1)	United Airlines Holdings, Inc.	$1,524,193	0.1
9,428 (1)	United Rentals, Inc.	2,290,155	0.2
22,081 (1)	Univar Solutions, Inc.	549,154	0.0
2,771	Valmont Industries, Inc.	622,450	0.1
20,496	Verisk Analytics, Inc.	3,547,653	0.3
40,043	Vertiv Holdings Co.	329,153	0.0
4,346 (2)	Watsco, Inc.	1,037,912	0.1
5,877 (1)	Wesco International, Inc.	629,427	0.1
23,883	Westinghouse Air Brake Technologies Corp.	1,960,317	0.2
28,580 (1)	WillScot Mobile Mini Holdings Corp.	926,564	0.1
7,764	Woodward, Inc.	718,092	0.1
6,013	WW Grainger, Inc.	2,732,488	0.2
13,503 (1)	XPO Logistics, Inc.	650,304	0.1
23,633	Xylem, Inc.	1,847,628	0.2
		176,304,704	14.5
	Information Technology: 16.3%
23,158 (1)(2)	Affirm Holdings, Inc.	418,233	0.0
20,911 (1)	Akamai Technologies, Inc.	1,909,802	0.2
6,296 (1)	Allegro MicroSystems, Inc.	130,264	0.0
7,906 (1)(2)	Alteryx, Inc.	382,809	0.0
16,166	Amdocs Ltd.	1,346,789	0.1
77,281	Amphenol Corp.	4,975,351	0.4
11,476 (1)	ANSYS, Inc.	2,746,092	0.2
29,676 (1)(2)	AppLovin Corp.	1,022,041	0.1
32,894 (1)	Arista Networks, Inc.	3,083,484	0.3
8,676 (1)	Arrow Electronics, Inc.	972,493	0.1
3,683 (1)	Aspen Technology, Inc.	676,493	0.1
11,519 (1)(2)	Avalara, Inc.	813,241	0.1
12,804	Avnet, Inc.	549,036	0.0
22,241 (2)	Bentley Systems, Inc.	740,625	0.1
12,872 (1)(2)	Bill.com Holdings, Inc.	1,415,148	0.1
20,443 (1)	Black Knight, Inc.	1,336,768	0.1
15,394	Broadridge Financial Solutions, Inc. ADR	2,194,415	0.2
36,000 (1)	Cadence Design Systems, Inc.	5,401,080	0.4
22,305 (1)(2)	CCC Intelligent Solutions Holdings, Inc.	205,206	0.0
15,401	CDK Global, Inc.	843,513	0.1
17,840	CDW Corp.	2,810,870	0.2
18,053 (1)	Ceridian HCM Holding, Inc.	849,935	0.1
19,959 (1)	Ciena Corp.	912,126	0.1
7,520 (1)	Cirrus Logic, Inc.	545,501	0.0
16,660	Citrix Systems, Inc.	1,618,852	0.1
36,865 (1)(2)	Cloudflare, Inc.	1,612,844	0.1
22,998	Cognex Corp.	977,875	0.1

See Accompanying Notes to Financial Statements

Voya Russell™ Mid Cap	PORTFOLIO OF INVESTMENTS
Index Portfolio	as of June 30, 2022 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Information Technology (continued)
3,242 (1)	Coherent, Inc.	$863,085	0.1
5,665	Concentrix Corp.	768,401	0.1
16,383 (1)(2)	Confluent, Inc.	380,741	0.0
99,629	Corning, Inc.	3,139,310	0.3
10,015 (1)	Coupa Software, Inc.	571,857	0.0
27,742 (1)	Crowdstrike Holdings, Inc.	4,676,192	0.4
34,101 (1)	Datadog, Inc.	3,247,779	0.3
35,284	Dell Technologies, Inc.	1,630,474	0.1
25,951 (1)	DocuSign, Inc.	1,489,068	0.1
8,470	Dolby Laboratories, Inc.	606,113	0.0
7,853 (1)(2)	DoubleVerify Holdings, Inc.	178,028	0.0
36,975 (1)	Dropbox, Inc.	776,105	0.1
32,271 (1)	DXC Technology Co.	978,134	0.1
26,238 (1)	Dynatrace, Inc.	1,034,827	0.1
10,077 (1)	Elastic NV	681,911	0.1
17,269 (1)	Enphase Energy, Inc.	3,371,600	0.3
17,892	Entegris, Inc.	1,648,390	0.1
7,240 (1)	EPAM Systems, Inc.	2,134,207	0.2
6,351 (1)	Euronet Worldwide, Inc.	638,847	0.1
7,974 (1)	F5, Inc.	1,220,341	0.1
3,326 (1)	Fair Isaac Corp.	1,333,393	0.1
14,014 (1)	First Solar, Inc.	954,774	0.1
9,075 (1)	Five9, Inc.	827,096	0.1
9,927 (1)	FleetCor Technologies, Inc.	2,085,762	0.2
86,534 (1)	Fortinet, Inc.	4,896,094	0.4
10,311 (1)	Gartner, Inc.	2,493,509	0.2
23,814	Genpact Ltd.	1,008,761	0.1
36,868	Global Payments, Inc.	4,079,076	0.3
8,242 (1)(2)	GLOBALFOUNDRIES, Inc.	332,482	0.0
5,370 (1)	Globant SA	934,380	0.1
21,354 (1)	GoDaddy, Inc.	1,485,384	0.1
11,032 (1)(2)	Guidewire Software, Inc.	783,162	0.1
171,367	Hewlett Packard Enterprise Co.	2,272,326	0.2
139,063	HP, Inc.	4,558,485	0.4
6,007 (1)	HubSpot, Inc.	1,806,005	0.1
13,876 (1)(2)	II-VI, Inc.	706,982	0.1
4,497 (1)(2)	Informatica, Inc.	93,403	0.0
4,580 (1)	IPG Photonics Corp.	431,115	0.0
18,185	Jabil, Inc.	931,254	0.1
9,574	Jack Henry & Associates, Inc.	1,723,511	0.1
8,602 (1)(2)	Jamf Holding Corp.	213,072	0.0
42,157	Juniper Networks, Inc.	1,201,475	0.1
23,916 (1)	Keysight Technologies, Inc.	3,296,821	0.3
23,773 (1)	Kyndryl Holdings, Inc.	232,500	0.0
17,901 (1)	Lattice Semiconductor Corp.	868,199	0.1
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Information Technology (continued)
3,189	Littelfuse, Inc.	$810,134	0.1
9,094 (1)(2)	Lumentum Holdings, Inc.	722,245	0.1
30,295 (1)	Mandiant, Inc.	661,037	0.1
8,279 (1)	Manhattan Associates, Inc.	948,773	0.1
71,003	Microchip Technology, Inc.	4,123,854	0.3
7,321	MKS Instruments, Inc.	751,354	0.1
8,292 (1)	MongoDB, Inc.	2,151,774	0.2
5,987	Monolithic Power Systems, Inc.	2,299,247	0.2
21,727	Motorola Solutions, Inc.	4,553,979	0.4
17,249	National Instruments Corp.	538,686	0.0
7,547 (1)(2)	nCino, Inc.	233,353	0.0
16,768 (1)	NCR Corp.	521,652	0.0
29,352	NetApp, Inc.	1,914,924	0.2
6,806 (1)	New Relic, Inc.	340,640	0.0
73,938	NortonLifeLock, Inc.	1,623,678	0.1
27,774 (1)	Nutanix, Inc.	406,334	0.0
16,383 (1)	Okta, Inc.	1,481,023	0.1
57,247 (1)	ON Semiconductor Corp.	2,880,097	0.2
238,646 (1)(2)	Palantir Technologies, Inc.	2,164,519	0.2
42,565	Paychex, Inc.	4,846,877	0.4
6,754 (1)	Paycom Software, Inc.	1,891,930	0.2
6,335 (1)(2)	Paycor HCM, Inc.	164,710	0.0
5,237 (1)	Paylocity Holding Corp.	913,438	0.1
5,486 (2)	Pegasystems, Inc.	262,450	0.0
9,213 (1)(2)	Procore Technologies, Inc.	418,178	0.0
13,895 (1)	PTC, Inc.	1,477,594	0.1
36,697 (1)	Pure Storage, Inc. - Class A	943,480	0.1
14,266 (1)	Qorvo, Inc.	1,345,569	0.1
10,992 (1)	RingCentral, Inc.	574,442	0.0
22,614 (1)(2)	SentinelOne, Inc.	527,585	0.0
6,988 (1)(2)	Shift4 Payments, Inc.	231,023	0.0
21,217	Skyworks Solutions, Inc.	1,965,543	0.2
16,341 (1)	Smartsheet, Inc.	513,598	0.0
21,234 (1)	Splunk, Inc.	1,878,360	0.2
29,439	SS&C Technologies Holdings, Inc.	1,709,523	0.1
19,072	Switch, Inc.	638,912	0.1
20,119 (1)	Synopsys, Inc.	6,110,140	0.5
5,598	TD SYNNEX Corp.	509,978	0.0
6,110 (1)	Teledyne Technologies, Inc.	2,291,922	0.2
13,748 (1)	Teradata Corp.	508,813	0.0
21,112	Teradyne, Inc.	1,890,580	0.2
11,230 (1)(2)	Thoughtworks Holding, Inc.	158,455	0.0
29,821 (1)	Toast, Inc.	385,884	0.0

See Accompanying Notes to Financial Statements

Voya Russell™ Mid Cap	PORTFOLIO OF INVESTMENTS
Index Portfolio	as of June 30, 2022 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Information Technology (continued)
57,901 (1)	Trade Desk, Inc./The	$2,425,473	0.2
32,943 (1)	Trimble, Inc.	1,918,271	0.2
22,630 (1)(2)	Twilio, Inc.	1,896,620	0.2
5,416 (1)	Tyler Technologies, Inc.	1,800,712	0.1
788 (2)	Ubiquiti, Inc.	195,589	0.0
49,221 (1)(2)	UiPath, Inc.	895,330	0.1
27,478 (1)(2)	Unity Software, Inc.	1,011,740	0.1
5,730	Universal Display Corp.	579,532	0.0
12,649 (1)	VeriSign, Inc.	2,116,557	0.2
9,487 (1)(2)	Viasat, Inc.	290,587	0.0
21,227	Vontier Corp.	488,009	0.0
41,355 (1)	Western Digital Corp.	1,853,945	0.1
50,756 (2)	Western Union Co.	835,951	0.1
5,925 (1)	WEX, Inc.	921,693	0.1
7,171 (1)	Wix.com Ltd.	470,059	0.0
15,243 (1)(2)	Wolfspeed, Inc.	967,168	0.1
6,903 (1)	Zebra Technologies Corp.	2,029,137	0.2
16,035 (1)(2)	Zendesk, Inc.	1,187,712	0.1
33,321 (1)(2)	Zoom Video Communications, Inc.	3,597,668	0.3
10,980 (1)	Zscaler, Inc.	1,641,620	0.1
		198,484,977	16.3
	Materials: 6.2%
15,443	Albemarle Corp.	3,227,278	0.3
24,311	Alcoa Corp.	1,108,095	0.1
197,896 (2)	Amcor PLC	2,459,847	0.2
8,637	Aptargroup, Inc.	891,425	0.1
19,671	Ardagh Metal Packaging SA	119,993	0.0
6,681	Ashland Global Holdings, Inc.	688,477	0.1
10,741	Avery Dennison Corp.	1,738,646	0.1
29,125 (1)	Axalta Coating Systems Ltd.	643,954	0.1
41,397	Ball Corp.	2,846,872	0.2
17,203 (1)	Berry Global Group, Inc.	939,972	0.1
14,287	Celanese Corp. - Series A	1,680,294	0.1
27,465	CF Industries Holdings, Inc.	2,354,574	0.2
20,361	Chemours Co.	651,959	0.1
68,378 (1)	Cleveland-Cliffs, Inc.	1,050,970	0.1
95,621	Corteva, Inc.	5,176,921	0.4
15,562	Crown Holdings, Inc.	1,434,350	0.1
67,182	DuPont de Nemours, Inc.	3,733,976	0.3
5,202	Eagle Materials, Inc.	571,908	0.1
16,946	Eastman Chemical Co.	1,521,242	0.1
30,445	Element Solutions, Inc.	541,921	0.0
16,617	FMC Corp.	1,778,185	0.1
108,251 (1)(2)	Ginkgo Bioworks Holdings, Inc.	257,637	0.0
40,343	Graphic Packaging Holding Co.	827,032	0.1
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Materials (continued)
26,263	Huntsman Corp.	$744,556	0.1
33,628	International Flavors & Fragrances, Inc.	4,005,767	0.3
48,828	International Paper Co.	2,042,475	0.2
10,738	Louisiana-Pacific Corp.	562,779	0.1
33,907	LyondellBasell Industries NV - Class A	2,965,506	0.2
8,205	Martin Marietta Materials, Inc.	2,455,264	0.2
47,702	Mosaic Co.	2,252,965	0.2
11,968 (1)(2)	MP Materials Corp.	383,933	0.0
799	NewMarket Corp.	240,467	0.0
35,081	Nucor Corp.	3,662,807	0.3
18,456	Olin Corp.	854,144	0.1
12,190	Packaging Corp. of America	1,676,125	0.1
31,094	PPG Industries, Inc.	3,555,288	0.3
8,131	Reliance Steel & Aluminum Co.	1,381,132	0.1
8,645	Royal Gold, Inc.	923,113	0.1
16,836 (2)	RPM International, Inc.	1,325,330	0.1
5,324 (2)	Scotts Miracle-Gro Co.	420,543	0.0
19,227	Sealed Air Corp.	1,109,782	0.1
11,092	Silgan Holdings, Inc.	458,654	0.0
12,836	Sonoco Products Co.	732,165	0.1
27,965	SSR Mining, Inc.	467,016	0.0
23,604	Steel Dynamics, Inc.	1,561,405	0.1
34,065 (2)	United States Steel Corp.	610,104	0.1
23,631	Valvoline, Inc.	681,282	0.1
17,468	Vulcan Materials Co.	2,482,203	0.2
4,353 (2)	Westlake Corp.	426,681	0.0
33,434	WestRock Co.	1,332,011	0.1
		75,559,025	6.2
	Real Estate: 8.5%
21,374	Alexandria Real Estate Equities, Inc.	3,099,871	0.3
18,271	American Campus Communities, Inc.	1,177,931	0.1
40,011	American Homes 4 Rent	1,417,990	0.1
35,456 (2)	Americold Realty Trust, Inc.	1,065,098	0.1
20,692	Apartment Income REIT Corp.	860,787	0.1
18,429	AvalonBay Communities, Inc.	3,579,833	0.3
20,675	Boston Properties, Inc.	1,839,662	0.1
39,345	Brixmor Property Group, Inc.	795,162	0.1
13,676	Camden Property Trust	1,839,148	0.1
43,527 (1)	CBRE Group, Inc.	3,204,022	0.3
19,571	Cousins Properties, Inc.	572,060	0.0
29,319	CubeSmart	1,252,508	0.1
22,371 (2)	Douglas Emmett, Inc.	500,663	0.0

See Accompanying Notes to Financial Statements

Voya Russell™ Mid Cap	PORTFOLIO OF INVESTMENTS
Index Portfolio	as of June 30, 2022 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Real Estate (continued)
50,601	Duke Realty Corp.	$2,780,525	0.2
5,426	EastGroup Properties, Inc.	837,395	0.1
9,765	EPR Properties	458,271	0.0
23,429	Equity Lifestyle Properties, Inc.	1,651,042	0.1
48,863	Equity Residential	3,528,886	0.3
8,574	Essex Property Trust, Inc.	2,242,187	0.2
17,481	Extra Space Storage, Inc.	2,973,868	0.2
10,394	Federal Realty OP L.P.	995,122	0.1
17,303	First Industrial Realty Trust, Inc.	821,546	0.1
31,342	Gaming and Leisure Properties, Inc.	1,437,344	0.1
30,156	Healthcare Trust of America, Inc.	841,654	0.1
71,141	Healthpeak Properties, Inc.	1,843,263	0.2
13,820	Highwoods Properties, Inc.	472,506	0.0
93,390 (2)	Host Hotels & Resorts, Inc.	1,464,355	0.1
5,080 (1)(2)	Howard Hughes Corp.	345,694	0.0
18,527	Hudson Pacific Properties, Inc.	274,941	0.0
80,294	Invitation Homes, Inc.	2,856,861	0.2
38,083 (2)	Iron Mountain, Inc.	1,854,261	0.2
15,220	JBG SMITH Properties	359,801	0.0
6,519 (1)	Jones Lang LaSalle, Inc.	1,139,912	0.1
15,331	Kilroy Realty Corp.	802,271	0.1
79,680	Kimco Realty Corp.	1,575,274	0.1
11,405	Lamar Advertising Co.	1,003,298	0.1
11,098	Life Storage, Inc.	1,239,203	0.1
78,343 (2)	Medical Properties Trust, Inc.	1,196,298	0.1
15,147	Mid-America Apartment Communities, Inc.	2,645,726	0.2
23,143	National Retail Properties, Inc.	995,149	0.1
11,198	National Storage Affiliates Trust	560,684	0.0
31,001 (2)	Omega Healthcare Investors, Inc.	873,918	0.1
61,304 (1)(2)	Opendoor Technologies, Inc.	288,742	0.0
30,515	Park Hotels & Resorts, Inc.	414,089	0.0
19,115	Rayonier, Inc.	714,519	0.1
79,441 (2)	Realty Income Corp.	5,422,643	0.4
22,612	Regency Centers Corp.	1,341,118	0.1
21,612	Rexford Industrial Realty, Inc.	1,244,635	0.1
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Real Estate (continued)
14,071	SBA Communications Corp.	$4,503,424	0.4
43,044	Simon Property Group, Inc.	4,085,736	0.3
8,297	SL Green Realty Corp.	382,907	0.0
17,653	Spirit Realty Capital, Inc.	666,930	0.1
33,513	STORE Capital Corp.	874,019	0.1
15,828 (2)	Sun Communities, Inc.	2,522,350	0.2
41,856	UDR, Inc.	1,927,050	0.2
52,675	Ventas, Inc.	2,709,075	0.2
126,927 (2)	VICI Properties, Inc.	3,781,155	0.3
23,275	Vornado Realty Trust	665,432	0.1
59,972	Welltower, Inc.	4,938,694	0.4
17,143 (1)(2)	WeWork, Inc.	86,058	0.0
98,227	Weyerhaeuser Co.	3,253,278	0.3
24,939 (2)	WP Carey, Inc.	2,066,446	0.2
7,678 (1)	Zillow Group, Inc. - Class A	244,237	0.0
21,623 (1)(2)	Zillow Group, Inc. - Class C	686,530	0.1
		104,095,057	8.5
	Utilities: 5.9%
88,021	AES Corp.	1,849,321	0.1
33,071	Alliant Energy Corp.	1,938,291	0.2
33,961	Ameren Corp.	3,068,716	0.3
24,008	American Water Works Co., Inc.	3,571,670	0.3
18,206 (2)	Atmos Energy Corp.	2,040,893	0.2
9,349 (2)	Avangrid, Inc.	431,176	0.0
16,844	Brookfield Renewable Corp.	599,815	0.0
83,138	Centerpoint Energy, Inc.	2,459,222	0.2
38,201	CMS Energy Corp.	2,578,567	0.2
46,830	Consolidated Edison, Inc.	4,453,533	0.4
43,090	Constellation Energy Corp.	2,467,333	0.2
25,455	DTE Energy Co.	3,226,421	0.3
49,612	Edison International	3,137,463	0.3
26,787	Entergy Corp.	3,017,288	0.2
30,527	Essential Utilities, Inc.	1,399,663	0.1
29,329	Evergy, Inc.	1,913,717	0.2
45,474	Eversource Energy	3,841,189	0.3
71,652	FirstEnergy Corp.	2,750,720	0.2
14,178	Hawaiian Electric Industries	579,880	0.0
6,639	Idacorp, Inc.	703,203	0.1
11,561 (2)	National Fuel Gas Co.	763,604	0.1
53,568	NiSource, Inc.	1,579,720	0.1
31,129	NRG Energy, Inc.	1,188,194	0.1
26,341	OGE Energy Corp.	1,015,709	0.1
204,671 (1)(2)	PG&E Corp.	2,042,617	0.2

See Accompanying Notes to Financial Statements

Voya Russell™ Mid Cap	PORTFOLIO OF INVESTMENTS
Index Portfolio	as of June 30, 2022 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Utilities (continued)
14,892	Pinnacle West Capital Corp.	$1,088,903	0.1
97,243	PPL Corp.	2,638,203	0.2
65,706	Public Service Enterprise Group, Inc.	4,157,876	0.3
27,616	UGI Corp.	1,066,254	0.1
56,237	Vistra Corp.	1,285,015	0.1
41,643	WEC Energy Group, Inc.	4,190,952	0.3
71,967	Xcel Energy, Inc.	5,092,385	0.4
		72,137,513	5.9
	Total Common Stock (Cost $688,217,782)	1,208,463,791	99.2
EXCHANGE-TRADED FUNDS: 0.4%
62,640	iShares Russell Midcap Index Fund	4,050,303	0.4
	Total Exchange-Traded Funds (Cost $4,246,231)	4,050,303	0.4
	Total Long-Term Investments (Cost $692,464,013)	1,212,514,094	99.6
Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 10.6%
	Commercial Paper: 0.2%
2,972,000 (4)	Liberty Street Funding LLC, 1.550%, 07/01/2022 (Cost $2,971,872)	2,971,872	0.2

	Floating Rate Notes: 1.7%
800,000 (4)	ANZ Bank, 1.660%, 08/18/2022	799,877	0.0
925,000 (4)	Bank of America N.A., 1.620%, 07/06/2022	924,996	0.1
475,000 (4)	Bank of Nova Scotia, 1.680%, 07/18/2022	475,003	0.0
950,000 (4)	Bayeriche Landesbank of New York, 1.710%, 07/27/2022	950,005	0.1
850,000 (4)	Commonwealth Bank of Australia, 1.690%, 09/01/2022	849,791	0.1
925,000 (4)	Cooperatieve Rabobank U.A./New York, 1.640%, 07/11/2022	925,015	0.1
950,000 (4)	Cooperatieve Rabobank U.A./New York, 1.650%, 08/03/2022	949,947	0.1
Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Floating Rate Notes (continued)
475,000 (4)	Cooperatieve Rabobank U.A./New York, 1.660%, 08/16/2022	$474,940	0.0
850,000 (4)	Credit Agricole, 1.650%, 08/04/2022	850,006	0.1
975,000 (4)	Credit Industriel et Commercial, 1.640%, 07/05/2022	975,013	0.1
875,000 (4)	Credit Industriel et Commercial, 1.650%, 07/07/2022	875,015	0.1
875,000 (4)	Credit Suisse AG, 1.670%, 07/19/2022	875,037	0.1
800,000 (4)	Mitsubishi UFJ Trust and Banking Corp., 1.700%, 07/26/2022	799,986	0.0
800,000 (4)	National Australia Bank Ltd., 1.640%, 08/08/2022	799,930	0.0
975,000 (4)	National Bank of Canada, 1.670%, 08/09/2022	974,935	0.1
900,000 (4)	Natixis SA, 1.630%, 07/11/2022	900,012	0.1
875,000 (4)	Royal Bank of Canada, 1.660%, 08/16/2022	874,882	0.1
275,000 (4)	Royal Bank of Canada, 1.690%, 08/23/2022	274,955	0.0
900,000 (4)	Skandinaviska Enskilda Banken AB, 1.650%, 07/20/2022	899,986	0.1
975,000 (4)	Societe Generale, 1.670%, 08/08/2022	975,099	0.1
500,000 (4)	Societe Generale, 1.710%, 08/31/2022	500,046	0.0
900,000 (4)	Svenska Handelsbanken AB, 1.640%, 07/11/2022	900,012	0.1
350,000 (4)	Svenska Handelsbanken AB, 1.670%, 07/29/2022	349,989	0.0
950,000 (4)	Toronto-Dominion Bank, 1.650%, 07/25/2022	949,978	0.1
300,000 (4)	Toronto-Dominion Bank, 1.660%, 08/19/2022	299,969	0.0
1,000,000 (4)	Westpac Banking Corp., 1.650%, 08/02/2022	999,952	0.1
	Total Floating Rate Notes (Cost $20,424,376)	20,424,376	1.7

See Accompanying Notes to Financial Statements

Voya Russell™ Mid Cap	PORTFOLIO OF INVESTMENTS
Index Portfolio	as of June 30, 2022 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements: 6.3%
15,898,461 (4)	Cantor Fitzgerald Securities, Repurchase Agreement dated 06/30/22, 1.55%, due 07/01/22 (Repurchase Amount $15,899,136, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%- 9.000%, Market Value plus accrued interest $16,216,430, due 08/01/22-01/20/68)	$15,898,461	1.3
2,756,142 (4)	CF Secured LLC, Repurchase Agreement dated 06/30/22, 1.48%, due 07/01/22 (Repurchase Amount $2,756,254, collateralized by various U.S. Government Securities, 0.000%-4.250%, Market Value plus accrued interest $2,811,265, due 09/15/22-05/15/52)	2,756,142	0.2
8,886,399 (4)	Citadel Securities LLC, Repurchase Agreement dated 06/30/22, 1.55%, due 07/01/22 (Repurchase Amount $8,886,776, collateralized by various U.S. Government Securities, 0.000%-7.250%, Market Value plus accrued interest $9,064,587, due 07/21/22-05/15/52)	8,886,399	0.7
4,833,296 (4)	Industrial & Comm. Bank of China, Repurchase Agreement dated 06/30/22, 1.50%, due 07/01/22 (Repurchase Amount $4,833,495, collateralized by various U.S. Government Securities, 0.000%- 3.250%, Market Value plus accrued interest $4,929,962, due 12/29/22-06/30/27)	4,833,296	0.4
Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements (continued)
5,445,333 (4)	Mirae Asset Securities USA Inc., Repurchase Agreement dated 06/30/22, 1.59%, due 07/01/22 (Repurchase Amount $5,445,570, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.550%- 8.250%, Market Value plus accrued interest $5,554,485, due 08/01/22-02/20/72)	$5,445,333	0.4
28,816,874 (4)	National Bank Financial, Repurchase Agreement dated 06/30/22, 1.59%, due 07/01/22 (Repurchase Amount $28,818,129, collateralized by various U.S. Government Securities, 0.000%- 2.750%, Market Value plus accrued interest $29,393,233, due 07/01/22-09/09/49)	28,816,874	2.4
10,415,856 (4)	State of Wisconsin Investment Board, Repurchase Agreement dated 06/30/22, 1.55%, due 07/01/22 (Repurchase Amount $10,416,298, collateralized by various U.S. Government Securities, 0.125%- 3.875%, Market Value plus accrued interest $10,624,189, due 01/15/25-02/15/51)	10,415,856	0.9
	Total Repurchase Agreements (Cost $77,052,361)	77,052,361	6.3

	Time Deposits: 1.5%
3,100,000 (4)	Barclays Bank PLC, 1.590%, 07/01/2022	3,100,000	0.3
1,520,000 (4)	DZ Bank AG, 1.550%, 07/01/2022	1,520,000	0.1

See Accompanying Notes to Financial Statements

Voya Russell™ Mid Cap	PORTFOLIO OF INVESTMENTS
Index Portfolio	as of June 30, 2022 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Time Deposits (continued)
2,880,000 (4)	Landesbank Baden-Wurttemberg, 1.570%, 07/01/2022	$2,880,000	0.2
3,090,000 (4)	Mizuho Bank Ltd., 1.570%, 07/01/2022	3,090,000	0.3
1,960,000 (4)	Royal Bank of Canada, 1.570%, 07/01/2022	1,960,000	0.2
2,200,000 (4)	Skandinaviska Enskilda Banken AB, 1.560%, 07/01/2022	2,200,000	0.2
1,640,000 (4)	Societe Generale, 1.550%, 07/01/2022	1,640,000	0.1
1,830,000 (4)	Toronto-Dominion Bank, 1.560%, 07/01/2022	1,830,000	0.1
	Total Time Deposits
	(Cost $18,220,000)	18,220,000	1.5
Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.9%
2,024,000 (4)(5)	BlackRock Liquidity Funds, FedFund, Institutional Class, 1.320%	2,024,000	0.2
2,300,000 (4)(5)	Goldman Sachs Financial Square Government Fund - Institutional Shares, 1.380%	2,300,000	0.2
Shares		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Mutual Funds (continued)
6,490,000 (4)(5)	Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Share Class), 1.380%	$6,490,000	0.5
	Total Mutual Funds (Cost $10,814,000)	10,814,000	0.9
	Total Short-Term Investments (Cost $129,482,609)	129,482,609	10.6
	Total Investments in Securities (Cost $821,946,622)	$1,341,996,703	110.2
	Liabilities in Excess of Other Assets	(123,816,939)	(10.2)
	Net Assets	$1,218,179,764	100.0

†
Unless otherwise indicated, principal amount is shown in USD.

ADR
American Depositary Receipt

(1)
Non-income producing security.

(2)
Security, or a portion of the security, is on loan.

(3)
Investment in affiliate

(4)
All or a portion of the security represents securities purchased with cash collateral received for securities on loan.

(5)
Rate shown is the 7-day yield as of June 30, 2022.

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2022 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2022
Asset Table
Investments, at fair value
Common Stock*	$1,208,463,791	$—	$—	$1,208,463,791
Exchange-Traded Funds	4,050,303	—	—	4,050,303
Short-Term Investments	10,814,000	118,668,609	—	129,482,609
Total Investments, at fair value	$1,223,328,094	$118,668,609	$—	$1,341,996,703
Liabilities Table
Other Financial Instruments+
Futures	$(322,905)	$—	$—	$(322,905)
Total Liabilities	$(322,905)	$—	$—	$(322,905)

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

*
For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

See Accompanying Notes to Financial Statements

Voya Russell™ Mid Cap	PORTFOLIO OF INVESTMENTS
Index Portfolio	as of June 30, 2022 (Unaudited) (continued)

Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the period ended June 30, 2022, where the following issuers were considered an affiliate:
Issuer	Beginning Fair Value at 12/31/2021	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 6/30/2022	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Financial, Inc.	$1,025,948	$—	$(56,158)	$(172,326)	$797,464	$6,158	$70,457	$—
	$1,025,948	$—	$(56,158)	$(172,326)	$797,464	$6,158	$70,457	$—
The financial statements for the above mutual fund[s] can be found at www.sec.gov.
At June 30, 2022, the following futures contracts were outstanding for Voya Russell™ Mid Cap Index Portfolio:
Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long Contracts:
S&P Mid 400 E-Mini	21	09/16/22	$4,762,800	$(322,905)
			$4,762,800	$(322,905)
A summary of derivative instruments by primary risk exposure is outlined in the following tables.
The fair value of derivative instruments as of June 30, 2022 was as follows:
Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Liability Derivatives
Equity contracts	Variation margin payable on futures contracts*	$322,905
Total Liability Derivatives		$322,905

*
The fair value presented above represents the cumulative unrealized appreciation (depreciation) on futures contracts as reported in the table within the Portfolio of Investments. In the Statement of Assets and Liabilities, only current day’s unsettled variation margin is reported in receivables or payables on futures contracts and the net cumulative unrealized appreciation (depreciation) is included in total distributable earnings (loss).

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2022 was as follows:
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$(512,515)
Total	$(512,515)
Change of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$(476,957)
Total	$(476,957)
See Accompanying Notes to Financial Statements

Voya Russell™ Mid Cap	PORTFOLIO OF INVESTMENTS
Index Portfolio	as of June 30, 2022 (Unaudited) (continued)

At June 30, 2022, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:
Cost for federal income tax purposes was $831,717,282.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$608,798,736
Gross Unrealized Depreciation	(98,842,220)
Net Unrealized Appreciation	$509,956,516
See Accompanying Notes to Financial Statements

Voya Russell™ Small Cap	PORTFOLIO OF INVESTMENTS
Index Portfolio	as of June 30, 2022 (Unaudited)

Shares		Value	Percentage of Net Assets
COMMON STOCK: 96.0%
	Communication Services: 2.7%
32,681 (1)(2)	Advantage Solutions, Inc.	$124,188	0.0
11,630 (1)(2)	AMC Networks, Inc.	338,666	0.1
4,801 (1)(2)	Anterix, Inc.	197,177	0.0
5,188 (2)	Arena Group Holdings, Inc./The	46,692	0.0
4,745 (1)	ATN International, Inc.	222,588	0.0
45,297 (2)	Audacy, Inc.	42,679	0.0
9,149 (1)(2)	Bandwidth, Inc.	172,184	0.0
7,345 (1)(2)	Boston Omaha Corp.	151,674	0.0
32,477 (1)(2)	Bumble, Inc.	914,227	0.1
12,630 (1)(2)	Cardlytics, Inc.	281,775	0.0
38,315 (2)	Cargurus, Inc.	823,389	0.1
27,546 (2)	Cars.com, Inc.	259,759	0.0
40,741 (2)	Charge Enterprises, Inc.	194,335	0.0
41,835 (1)(2)	Cinemark Holdings, Inc.	628,362	0.1
144,449 (2)	Clear Channel Outdoor Holdings, Inc.	154,560	0.0
16,396	Cogent Communications Holdings, Inc.	996,221	0.1
29,889 (2)	Consolidated Communications Holdings, Inc.	209,223	0.0
7,451 (2)	Cumulus Media, Inc. Class-A	57,596	0.0
546 (1)(2)	Daily Journal Corp.	141,305	0.0
16,044 (2)	DHI Group, Inc.	79,739	0.0
13,592 (1)(2)	EchoStar Corp.	262,326	0.0
25,261	Entravision Communications Corp.	115,190	0.0
30,559 (1)(2)	Eventbrite, Inc.	313,841	0.0
8,404 (2)	EverQuote, Inc.	74,291	0.0
23,291 (2)	EW Scripps Co.	290,439	0.0
67,318 (1)(2)	fuboTV, Inc.	166,275	0.0
55,136 (2)	Gannett Co., Inc.	159,894	0.0
255,944 (2)	Globalstar, Inc.	314,811	0.0
19,283 (2)	Gogo, Inc.	312,192	0.0
32,691	Gray Television, Inc.	552,151	0.1
5,739 (2)	IDT Corp.	144,336	0.0
44,381 (2)	iHeartMedia, Inc.	350,166	0.1
19,764 (2)	Imax Corp.	333,814	0.0
14,346 (2)	Integral Ad Science Holding Corp.	142,456	0.0
47,501 (2)	Iridium Communications, Inc.	1,784,138	0.2
16,575	John Wiley & Sons, Inc.	791,622	0.1
16,569 (2)	KORE Group Holdings, Inc.	50,867	0.0
68,938 (2)	Liberty Latin America Ltd.	537,027	0.1
7,763 (2)	Liberty Latin America Ltd. - Class A	60,551	0.0
18,763 (2)	Liberty Media Corp.- Liberty Braves C Tracking Stock	450,312	0.1
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Communication Services (continued)
22,657 (2)	Lions Gate Entertainment Corp. - Class A	$210,937	0.0
44,389 (2)	Lions Gate Entertainment Corp. - Class B	391,955	0.1
9,950 (1)(2)	Madison Square Garden Entertainment Corp.	523,569	0.1
50,397 (2)	Magnite, Inc.	447,525	0.1
9,489 (1)(2)	Marcus Corp.	140,152	0.0
9,198 (2)	MediaAlpha, Inc.	90,600	0.0
9,512 (2)	Ooma, Inc.	112,622	0.0
15,035 (1)(2)	Outbrain, Inc.	75,626	0.0
30,039 (2)	Playstudios, Inc.	128,567	0.0
15,631 (2)	PubMatic, Inc.	248,377	0.0
21,024 (2)	QuinStreet, Inc.	211,501	0.0
27,724 (1)(2)	Radius Global Infrastructure, Inc.	423,068	0.1
9,328 (2)	Reservoir Media, Inc.	60,819	0.0
10,847	Scholastic Corp.	390,167	0.1
18,293 (1)	Shenandoah Telecommunications Co.	406,105	0.1
16,000 (1)	Sinclair Broadcast Group, Inc.	326,400	0.0
116,894 (1)(2)	Skillz, Inc.	144,949	0.0
28,902 (1)(2)	Stagwell, Inc.	156,938	0.0
11,295 (2)	Starry Group Holdings, Inc.	46,535	0.0
10,136 (2)	TechTarget, Inc.	666,138	0.1
84,473	TEGNA, Inc.	1,771,399	0.2
37,480	Telephone & Data Systems, Inc.	591,809	0.1
9,103 (1)(2)	Thryv Holdings, Inc.	203,816	0.0
40,474 (2)	TrueCar, Inc.	104,828	0.0
5,540 (2)	United States Cellular Corp.	160,438	0.0
53,340 (2)	Vimeo, Inc.	321,107	0.0
69,816 (1)(2)	Vinco Ventures, Inc.	96,346	0.0
20,826 (2)	WideOpenWest, Inc.	379,241	0.1
26,214 (2)	Yelp, Inc.	727,963	0.1
16,951 (2)	Ziff Davis, Inc.	1,263,358	0.2
29,682 (2)	ZipRecruiter, Inc.	439,887	0.1
		24,505,780	2.7
	Consumer Discretionary: 9.6%
11,073 (1)(2)	1-800-Flowers.com, Inc.	105,304	0.0
8,965 (2)	1stdibs.com, Inc.	51,011	0.0
28,552 (1)(2)	2U, Inc.	298,939	0.0
11,850	Aaron’s Co., Inc./The	172,418	0.0
18,887 (1)(2)	Abercrombie & Fitch Co. - Class A	319,568	0.0
31,159 (1)	Academy Sports & Outdoors, Inc.	1,107,391	0.1
24,561 (2)	Accel Entertainment, Inc.	260,838	0.0
13,453	Acushnet Holdings Corp.	560,721	0.1

See Accompanying Notes to Financial Statements

Voya Russell™ Small Cap	PORTFOLIO OF INVESTMENTS
Index Portfolio	as of June 30, 2022 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Consumer Discretionary (continued)
35,901 (2)	Adient plc	$1,063,747	0.1
17,293 (2)	Adtalem Global Education, Inc.	622,029	0.1
35,202 (1)(2)	Allbirds, Inc.	138,344	0.0
43,670 (2)	American Axle & Manufacturing Holdings, Inc.	328,835	0.0
58,264	American Eagle Outfitters, Inc.	651,392	0.1
7,808 (2)	American Public Education, Inc.	126,177	0.0
2,386 (2)	America’s Car-Mart, Inc.	240,032	0.0
35,239 (1)(2)	AMMO, Inc.	135,670	0.0
33,675	Arko Corp.	274,788	0.0
8,421 (2)	Asbury Automotive Group, Inc.	1,426,012	0.2
23,270 (2)	Aterian, Inc.	50,263	0.0
14,580 (1)(2)	Bally’s Corp.	288,392	0.0
46,495 (2)	Beachbody Co., Inc./The	55,794	0.0
11,729 (2)	Beazer Homes USA, Inc.	141,569	0.0
30,972 (1)(2)	Bed Bath & Beyond, Inc.	153,931	0.0
7,892 (1)	Big 5 Sporting Goods Corp.	88,469	0.0
10,695 (1)	Big Lots, Inc.	224,274	0.0
8,949 (2)	BJ’s Restaurants, Inc.	194,014	0.0
33,507	Bloomin Brands, Inc.	556,886	0.1
5,453	Bluegreen Vacations Holding Corp.	136,107	0.0
11,321 (2)	Boot Barn Holdings, Inc.	780,130	0.1
14,644 (1)(2)	Bowlero Corp.	155,080	0.0
16,673 (1)(2)	Brinker International, Inc.	367,306	0.1
11,590 (1)	Buckle, Inc.	320,927	0.0
5,141 (1)	Build-A-Bear Workshop, Inc.	84,415	0.0
14,106	Caleres, Inc.	370,141	0.1
51,996 (1)(2)	Callaway Golf Co.	1,060,718	0.1
14,633 (1)	Camping World Holdings, Inc.	315,927	0.0
41,524 (1)(2)	Canoo, Inc.	76,819	0.0
20,149 (1)(2)	CarParts.com, Inc.	139,834	0.0
5,618	Carriage Services, Inc.	222,754	0.0
7,981	Cato Corp.	92,659	0.0
3,556 (2)	Cavco Industries, Inc.	696,940	0.1
69,829 (1)(2)	Cenntro Electric Group Ltd.	105,442	0.0
11,976 (2)	Century Casinos, Inc.	86,227	0.0
11,171	Century Communities, Inc.	502,360	0.1
18,271 (1)	Cheesecake Factory	482,720	0.1
46,586 (2)	Chegg, Inc.	874,885	0.1
47,287 (2)	Chico’s FAS, Inc.	235,016	0.0
5,063 (1)(2)	Childrens Place, Inc./The	197,052	0.0
8,080 (2)	Chuy’s Holdings, Inc.	160,954	0.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Consumer Discretionary (continued)
3,409 (1)(2)	Citi Trends, Inc.	$80,623	0.0
10,266 (1)	Clarus Corp.	194,951	0.0
13,512 (2)	Container Store Group, Inc.	84,180	0.0
215,069 (2)	ContextLogic, Inc.	344,110	0.0
41,992 (1)(2)	Coursera, Inc.	595,447	0.1
8,802 (1)	Cracker Barrel Old Country Store, Inc.	734,879	0.1
22,488 (2)	CROCS, Inc.	1,094,491	0.1
48,720	Dana, Inc.	685,490	0.1
16,367 (2)	Dave & Buster’s Entertainment, Inc.	536,510	0.1
23,693 (2)	Denny’s Corp.	205,655	0.0
22,227 (1)	Designer Brands, Inc.	290,285	0.0
21,257 (2)	Destination XL Group, Inc.	72,061	0.0
1,640 (1)	Dillards, Inc.	361,735	0.1
6,173 (1)	Dine Brands Global, Inc.	401,739	0.1
10,069 (2)	Dorman Products, Inc.	1,104,670	0.1
7,109 (2)	Dream Finders Homes, Inc.	75,640	0.0
5,939 (2)	Duluth Holdings, Inc.	56,658	0.0
8,887 (1)(2)	Duolingo, Inc.	778,057	0.1
8,534 (2)	El Pollo Loco Holdings, Inc.	83,975	0.0
17,318 (1)(2)	Ermenegildo Zegna Holditalia SpA	182,705	0.0
9,004 (1)	Ethan Allen Interiors, Inc.	181,971	0.0
7,989 (1)	European Wax Center, Inc.	140,766	0.0
34,101 (2)	Everi Holdings, Inc.	556,187	0.1
25,550 (1)(2)	EVgo, Inc.	153,556	0.0
26,776 (2)	Express, Inc.	52,481	0.0
13,634 (1)(2)	F45 Training Holdings, Inc.	53,582	0.0
38,059 (1)(2)	Faraday Future Intelligent Electric, Inc.	98,953	0.0
63,480 (1)(2)	Fisker, Inc.	544,024	0.1
29,945 (1)	Foot Locker, Inc.	756,111	0.1
19,451 (2)	Fossil Group, Inc.	100,562	0.0
16,124 (2)	Fox Factory Holding Corp.	1,298,627	0.2
10,585 (1)	Franchise Group, Inc.	371,216	0.1
30,260 (2)	Frontdoor, Inc.	728,661	0.1
13,019 (2)	Full House Resorts, Inc.	79,156	0.0
11,684 (2)	Funko, Inc.	260,787	0.0
5,143 (2)	Genesco, Inc.	256,687	0.0
12,620 (2)	Gentherm, Inc.	787,614	0.1
16,681 (2)	G-III Apparel Group Ltd.	337,457	0.0
7,194 (2)	Golden Entertainment, Inc.	284,523	0.0
105,244 (2)	Goodyear Tire & Rubber Co.	1,127,163	0.1
49,011 (2)	GoPro, Inc.	271,031	0.0

See Accompanying Notes to Financial Statements

Voya Russell™ Small Cap	PORTFOLIO OF INVESTMENTS
Index Portfolio	as of June 30, 2022 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Consumer Discretionary (continued)
1,441	Graham Holdings Co.	$816,816	0.1
11,475 (2)	Green Brick Partners, Inc.	224,566	0.0
6,101	Group 1 Automotive, Inc.	1,035,950	0.1
8,441 (1)(2)	Groupon, Inc.	95,383	0.0
22,238 (1)(2)	GrowGeneration Corp.	79,834	0.0
13,086	Guess?, Inc.	223,116	0.0
6,002 (1)	Haverty Furniture Cos., Inc.	139,126	0.0
9,026 (1)(2)	Helen of Troy Ltd.	1,465,913	0.2
4,942	Hibbett, Inc.	216,015	0.0
33,164 (2)	Hilton Grand Vacations, Inc.	1,184,950	0.1
18,469 (1)(2)	Holley, Inc.	193,925	0.0
2,012 (2)	Hovnanian Enterprises, Inc.	86,094	0.0
8,313 (2)	Inspired Entertainment, Inc.	71,575	0.0
9,292	Installed Building Products, Inc.	772,723	0.1
38,120	International Game Technology PLC	707,507	0.1
10,321 (1)(2)	iRobot Corp.	379,297	0.1
8,065	Jack in the Box, Inc.	452,124	0.1
2,184	Johnson Outdoors, Inc.	133,573	0.0
30,329 (1)	KB Home	863,163	0.1
20,322	Kontoor Brands, Inc.	678,145	0.1
27,751 (1)	Krispy Kreme, Inc.	377,414	0.1
1,665 (1)(2)	Kura Sushi USA, Inc.	82,467	0.0
6,101 (1)(2)	Lands’ End, Inc.	64,793	0.0
16,560 (1)(2)	Latham Group, Inc.	114,761	0.0
41,539	Laureate Education Inc.- Class A	480,606	0.1
16,411 (1)	La-Z-Boy, Inc.	389,105	0.1
9,416	LCI Industries	1,053,462	0.1
7,988 (1)(2)	LGI Homes, Inc.	694,157	0.1
15,520 (1)(2)	Life Time Group Holdings, Inc.	199,898	0.0
6,240	Lifetime Brands, Inc.	68,890	0.0
12,368 (1)(2)	Lindblad Expeditions Holdings, Inc.	100,181	0.0
10,305 (2)	Liquidity Services, Inc.	138,499	0.0
11,672 (2)	LL Flooring Holdings, Inc.	109,367	0.0
59,516 (1)(2)	Lordstown Motors Corp.	94,035	0.0
5,227 (1)(2)	Lovesac Co/The	143,743	0.0
89,460 (1)(2)	Luminar Technologies, Inc.	530,498	0.1
10,468 (2)	M/I Homes, Inc.	415,161	0.1
8,094 (2)	Malibu Boats, Inc.	426,635	0.1
8,136 (2)	MarineMax, Inc.	293,872	0.0
7,518 (2)	MasterCraft Boat Holdings, Inc.	158,254	0.0
21,673	MDC Holdings, Inc.	700,255	0.1
13,776 (2)	Meritage Homes Corp.	998,760	0.1
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Consumer Discretionary (continued)
19,357 (2)	Modine Manufacturing Co.	$203,829	0.0
5,297 (2)	Monarch Casino & Resort, Inc.	310,775	0.0
12,757 (1)	Monro, Inc.	547,020	0.1
7,910 (2)	Motorcar Parts of America, Inc.	103,779	0.0
6,179	Movado Group, Inc.	191,116	0.0
8,503	Murphy USA, Inc.	1,980,094	0.2
30,816 (1)(2)	National Vision Holdings, Inc.	847,440	0.1
4,818 (2)	NeoGames SA	64,609	0.0
21,498 (2)	Nerdy, Inc.	45,791	0.0
17,930 (2)	Noodles & Co.	84,271	0.0
16,361 (2)	ODP Corp./The	494,757	0.1
9,103 (2)	ONE Group Hospitality, Inc./The	67,089	0.0
24,319 (1)(2)	OneSpaWorld Holdings Ltd.	174,367	0.0
4,383 (2)	OneWater Marine, Inc.	144,858	0.0
16,337 (2)	Overstock.com, Inc.	408,588	0.1
5,911 (1)	Oxford Industries, Inc.	524,542	0.1
12,522	Papa Johns International, Inc.	1,045,837	0.1
43,153 (1)(2)	Party City Holdco, Inc.	56,962	0.0
8,396	Patrick Industries, Inc.	435,249	0.1
28,186 (2)	Perdoceo Education Corp.	332,031	0.0
8,145 (1)	PetMed Express, Inc.	162,086	0.0
11,012 (1)(2)	PLBY Group, Inc.	70,477	0.0
31,275 (1)(2)	Porch Group, Inc.	80,064	0.0
7,817 (1)(2)	Portillo’s, Inc.	127,808	0.0
17,119 (1)(2)	Poshmark, Inc.	173,073	0.0
18,320 (1)(2)	PowerSchool Holdings, Inc.	220,756	0.0
20,773 (1)(2)	Purple Innovation, Inc.	63,565	0.0
36,964 (2)	Quotient Technology, Inc.	109,783	0.0
127,697	Qurate Retail, Inc.	366,490	0.1
3,427	RCI Hospitality Holdings, Inc.	165,730	0.0
20,326	Red Rock Resorts, Inc.	678,075	0.1
18,625 (1)(2)	Rent the Runway, Inc.	57,179	0.0
20,373 (1)	Rent-A-Center, Inc.	396,255	0.1
15,222 (1)(2)	Revolve Group, Inc.	394,402	0.1
2,832 (1)	Rocky Brands, Inc.	96,798	0.0
35,184 (1)(2)	Rover Group, Inc.	132,292	0.0
3,875 (2)	RumbleON, Inc.	57,001	0.0
22,859 (1)(2)	Rush Street Interactive, Inc.	106,752	0.0
13,528 (1)	Ruth’s Hospitality Group, Inc.	219,965	0.0
40,807 (1)(2)	Sally Beauty Holdings, Inc.	486,419	0.1

See Accompanying Notes to Financial Statements

Voya Russell™ Small Cap	PORTFOLIO OF INVESTMENTS
Index Portfolio	as of June 30, 2022 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Consumer Discretionary (continued)
37,213 (2)	Scientific Games Corp.	$1,748,639	0.2
17,252 (2)	SeaWorld Entertainment, Inc.	762,193	0.1
14,382 (2)	Shake Shack, Inc.	567,801	0.1
7,138	Shoe Carnival, Inc.	154,252	0.0
9,191	Shutterstock, Inc.	526,736	0.1
17,737 (1)	Signet Jewelers Ltd.	948,220	0.1
20,499 (2)	Skyline Champion Corp.	972,063	0.1
8,392 (1)(2)	Sleep Number Corp.	259,732	0.0
17,280 (1)	Smith & Wesson Brands, Inc.	226,886	0.0
6,685 (1)(2)	Snap One Holdings Corp.	61,301	0.0
21,122 (2)	Solid Power, Inc.	113,636	0.0
7,769 (1)	Sonic Automotive, Inc.	284,578	0.0
47,315 (1)(2)	Sonos, Inc.	853,563	0.1
16,489 (2)	Sportsman’s Warehouse Holdings, Inc.	158,130	0.0
7,921	Standard Motor Products, Inc.	356,366	0.1
30,089	Steven Madden Ltd.	969,167	0.1
30,434 (1)(2)	Stitch Fix, Inc.	150,344	0.0
10,360 (2)	Stoneridge, Inc.	177,674	0.0
8,998 (1)	Strategic Education, Inc.	635,079	0.1
15,738 (2)	Stride, Inc.	641,953	0.1
6,748	Sturm Ruger & Co., Inc.	429,510	0.1
5,363 (1)	Superior Group of Cos, Inc.	95,193	0.0
5,099 (1)(2)	Sweetgreen, Inc.	59,403	0.0
11,784 (2)	Target Hospitality Corp.	67,287	0.0
44,091 (2)	Taylor Morrison Home Corp.	1,029,966	0.1
30,315 (1)(2)	Tenneco, Inc.	520,205	0.1
25,924	Texas Roadhouse, Inc.	1,897,637	0.2
31,982 (1)(2)	The RealReal, Inc.	79,635	0.0
22,577 (2)	ThredUp, Inc.	56,443	0.0
9,726	Tilly’s, Inc.	68,277	0.0
11,687 (1)(2)	Traeger, Inc.	49,670	0.0
5,184 (2)	TravelCenters of America, Inc.	178,693	0.0
38,843 (2)	Tri Pointe Homes, Inc.	655,281	0.1
17,365 (2)	Tupperware Brands Corp.	110,094	0.0
27,299 (1)(2)	Udemy, Inc.	278,723	0.0
5,967 (2)	Unifi, Inc.	83,896	0.0
5,091 (2)	Universal Electronics, Inc.	130,177	0.0
12,053 (2)	Universal Technical Institute, Inc.	85,938	0.0
25,038 (1)(2)	Urban Outfitters, Inc.	467,209	0.1
19,665 (1)(2)	Vacasa, Inc.	56,635	0.0
21,486 (2)	Vista Outdoor, Inc.	599,459	0.1
10,562 (2)	Visteon Corp.	1,094,012	0.1
9,224 (1)	Vivid Seats, Inc.	68,903	0.0
36,334 (1)(2)	Vivint Smart Home, Inc.	126,442	0.0
25,083 (1)(2)	Vizio Holding Corp.	171,066	0.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Consumer Discretionary (continued)
47,356 (1)(2)	Volta, Inc.	$61,563	0.0
22,644 (1)(2)	Vuzix Corp.	160,772	0.0
31,260 (2)	Warby Parker, Inc.	351,988	0.1
9,258 (1)	Weber, Inc.	66,750	0.0
11,425 (1)	Wingstop, Inc.	854,247	0.1
1,133	Winmark Corp.	221,581	0.0
12,254	Winnebago Industries	595,054	0.1
30,681 (1)	Wolverine World Wide, Inc.	618,529	0.1
57,314 (1)(2)	Workhorse Group, Inc.	149,016	0.0
20,468 (1)(2)	WW International, Inc.	130,791	0.0
12,795 (1)(2)	Xometry, Inc.	434,134	0.1
7,934 (1)(2)	XPEL, Inc.	364,409	0.1
6,453 (2)	Xponential Fitness, Inc.	81,050	0.0
6,244 (1)(2)	Zumiez, Inc.	162,344	0.0
		86,469,074	9.6
	Consumer Staples: 3.6%
60,974 (1)(2)	22nd Century Group, Inc.	129,875	0.0
12,564	Andersons, Inc.	414,486	0.0
28,355 (1)(2)	AppHarvest, Inc.	98,959	0.0
25,033 (1)	B&G Foods, Inc.	595,285	0.1
37,589 (1)(2)	Beauty Health Co/The	483,395	0.1
44,066 (2)	BellRing Brands, Inc.	1,096,803	0.1
65,451 (2)	Benson Hill, Inc.	179,336	0.0
23,173 (2)	Beyond Meat, Inc.	554,762	0.1
9,830 (1)(2)	BRC, Inc.	80,213	0.0
6,799	Calavo Growers, Inc.	283,654	0.0
14,368	Cal-Maine Foods, Inc.	709,923	0.1
20,885 (1)(2)	Celsius Holdings, Inc.	1,362,955	0.2
1,402 (2)	Central Garden & Pet Co. - CENT	59,473	0.0
18,381 (2)	Central Garden & Pet Co. - Class A - CENTA	735,424	0.1
12,950 (1)(2)	Chefs’ Warehouse Holdings, Inc.	503,625	0.1
1,797	Coca-Cola Consolidated, Inc.	1,013,328	0.1
12,847 (1)(2)	Duckhorn Portfolio, Inc./The	270,558	0.0
20,671 (1)	Edgewell Personal Care Co.	713,563	0.1
18,971 (2)	elf Beauty, Inc.	582,030	0.1
25,619	Energizer Holdings, Inc.	726,299	0.1
12,187	Fresh Del Monte Produce, Inc.	359,882	0.0
27,007 (2)	Hain Celestial Group, Inc.	641,146	0.1
36,639 (2)	Herbalife Nutrition Ltd.	749,268	0.1
15,527 (2)	HF Foods Group, Inc.	81,051	0.0
27,312 (2)	Honest Co., Inc./The	79,751	0.0
50,439 (2)	Hostess Brands, Inc.	1,069,811	0.1
5,644	Ingles Markets, Inc.	489,617	0.1
7,029	Inter Parfums, Inc.	513,539	0.1

See Accompanying Notes to Financial Statements

Voya Russell™ Small Cap	PORTFOLIO OF INVESTMENTS
Index Portfolio	as of June 30, 2022 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Consumer Staples (continued)
5,764 (1)	J&J Snack Foods Corp.	$805,000	0.1
3,208	John B Sanfilippo & Son, Inc.	232,548	0.0
7,238	Lancaster Colony Corp.	932,110	0.1
11,188 (2)	Landec Corp.	111,544	0.0
4,343	Medifast, Inc.	783,955	0.1
5,455	MGP Ingredients, Inc.	545,991	0.1
15,754 (2)	Mission Produce, Inc.	224,494	0.0
9,155	National Beverage Corp.	448,046	0.1
19,126 (1)	Nu Skin Enterprises, Inc.	828,156	0.1
9,451	Pricesmart, Inc.	676,975	0.1
60,096	Primo Water Corp.	804,084	0.1
21,479 (1)(2)	Rite Aid Corp.	144,768	0.0
7,778	Sanderson Farms, Inc.	1,676,392	0.2
2,568 (2)	Seneca Foods Corp.	142,627	0.0
33,411 (2)	Simply Good Foods Co/The	1,261,933	0.1
10,624 (2)	Sovos Brands, Inc.	168,603	0.0
14,222	SpartanNash Co.	429,078	0.0
42,010 (1)(2)	Sprouts Farmers Market, Inc.	1,063,693	0.1
36,588 (2)	SunOpta, Inc.	284,655	0.0
19,264 (1)(2)	Tattooed Chef, Inc.	121,363	0.0
6,498	Tootsie Roll Industries, Inc.	229,704	0.0
19,582 (1)(2)	TreeHouse Foods, Inc.	818,919	0.1
5,958	Turning Point Brands, Inc.	161,641	0.0
22,035 (2)	United Natural Foods, Inc.	868,179	0.1
9,894	Universal Corp.	598,587	0.1
4,446 (2)	USANA Health Sciences, Inc.	321,713	0.0
24,399 (1)	Utz Brands, Inc.	337,194	0.0
56,481	Vector Group Ltd.	593,050	0.1
24,955 (1)(2)	Veru, Inc.	281,991	0.0
11,569 (1)(2)	Vintage Wine Estates, Inc.	90,932	0.0
10,441 (1)(2)	Vita Coco Co., Inc./The	102,217	0.0
10,413 (2)	Vital Farms, Inc.	91,114	0.0
5,221 (1)	WD-40 Co.	1,051,301	0.1
6,541	Weis Markets, Inc.	487,566	0.1
15,379 (2)	Whole Earth Brands, Inc.	95,350	0.0
		32,393,484	3.6
	Energy: 5.3%
11,716 (1)(2)	Aemetis, Inc.	57,526	0.0
27,905 (1)(2)	Alto Ingredients, Inc.	103,528	0.0
14,024 (2)	Amplify Energy Corp.	91,717	0.0
5,802	Arch Resources, Inc.	830,208	0.1
22,189 (1)(2)	Archaea Energy, Inc.	344,595	0.0
49,145	Archrock, Inc.	406,429	0.1
13,502 (2)	Ardmore Shipping Corp.	94,109	0.0
29,619	Berry Corp.	225,697	0.0
51,258 (1)(2)	Borr Drilling Ltd.	236,299	0.0
18,660	Brigham Minerals, Inc.	459,596	0.1
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Energy (continued)
9,183 (2)	Bristow Group, Inc.	$214,882	0.0
21,398	Cactus, Inc.	861,697	0.1
29,779 (1)	California Resources Corp.	1,146,492	0.1
18,377 (2)	Callon Petroleum Co.	720,378	0.1
76,224 (1)(2)	Centennial Resource Development, Inc./DE	455,820	0.1
3,765 (1)(2)	Centrus Energy Corp.	93,184	0.0
77,434	ChampionX Corp.	1,537,065	0.2
27,728	Civitas Resources, Inc.	1,449,897	0.2
61,899 (1)(2)	Clean Energy Fuels Corp.	277,308	0.0
74,004 (1)(2)	CNX Resources Corp.	1,218,106	0.1
35,677 (1)(2)	Comstock Resources, Inc.	430,978	0.1
13,169 (2)	CONSOL Energy, Inc.	650,285	0.1
12,182 (1)	Crescent Energy Co.	152,031	0.0
11,453	CVR Energy, Inc.	383,676	0.1
26,405 (2)	Delek US Holdings, Inc.	682,305	0.1
19,326 (2)	Denbury, Inc.	1,159,367	0.1
54,000 (1)	DHT Holdings, Inc.	331,020	0.0
36,722 (1)(2)	Diamond Offshore Drilling, Inc.	216,293	0.0
7,211 (2)	DMC Global, Inc.	130,014	0.0
12,068	Dorian L.P.G Ltd.	183,434	0.0
13,717 (2)	Dril-Quip, Inc.	353,899	0.1
16,313 (1)(2)	Earthstone Energy, Inc.	222,672	0.0
59,585 (1)(2)	Energy Fuels, Inc./ Canada	292,562	0.0
157,073	Equitrans Midstream Corp.	998,984	0.1
6,855 (2)	Excelerate Energy, Inc.	136,552	0.0
28,662 (1)(2)	Expro Group Holdings NV	330,186	0.0
10,818	FLEX LNG Ltd.	296,305	0.0
48,084 (2)	Frontline Ltd./Bermuda	426,024	0.1
75,546 (1)(2)	Gevo, Inc.	177,533	0.0
38,836 (2)	Golar LNG Ltd.	883,519	0.1
19,785 (1)(2)	Green Plains, Inc.	537,558	0.1
4,396 (1)(2)	Gulfport Energy Corp.	349,526	0.0
55,432 (2)	Helix Energy Solutions Group, Inc.	171,839	0.0
39,026	Helmerich & Payne, Inc.	1,680,460	0.2
2,510 (1)	HighPeak Energy, Inc.	64,306	0.0
18,685 (1)	International Seaways, Inc.	396,122	0.1
6,129 (1)	Kinetik Holdings, Inc.	209,244	0.0
171,413 (2)	Kosmos Energy Ltd.	1,061,046	0.1
6,399 (1)(2)	Laredo Petroleum, Inc.	441,147	0.1
52,652 (2)	Liberty Energy, Inc.	671,840	0.1
61,687 (1)	Magnolia Oil & Gas Corp.	1,294,810	0.2
42,876	Matador Resources Co.	1,997,593	0.2
56,263	Murphy Oil Corp.	1,698,580	0.2
3,412 (2)	Nabors Industries Ltd.	456,867	0.1
1,529	Nacco Industries, Inc.	57,949	0.0

See Accompanying Notes to Financial Statements

Voya Russell™ Small Cap	PORTFOLIO OF INVESTMENTS
Index Portfolio	as of June 30, 2022 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Energy (continued)
14,866 (2)	National Energy Services Reunited Corp.	$100,791	0.0
35,564 (2)	Newpark Resources, Inc.	109,893	0.0
12,093 (1)(2)	NextDecade Corp.	53,693	0.0
68,005 (2)	NexTier Oilfield Solutions, Inc.	646,728	0.1
13,655 (2)	Noble Corp.	346,154	0.0
72,454 (1)	Nordic American Tankers Ltd.	154,327	0.0
24,542	Northern Oil and Gas, Inc.	619,931	0.1
7,535	Oasis Petroleum, Inc.	916,633	0.1
38,753 (2)	Oceaneering International, Inc.	413,882	0.1
25,319 (2)	Oil States International, Inc.	137,229	0.0
18,281 (2)	Par Pacific Holdings, Inc.	285,001	0.0
80,191	Patterson-UTI Energy, Inc.	1,263,810	0.2
36,885 (2)	PBF Energy, Inc.	1,070,403	0.1
44,553 (1)(2)	Peabody Energy Corp.	950,316	0.1
34,287 (2)	ProPetro Holding Corp.	342,870	0.0
8,050 (2)	Ranger Oil Corp.	264,604	0.0
2,130 (2)	REX American Resources Corp.	180,624	0.0
3,984	Riley Exploration Permian, Inc.	96,333	0.0
31,918 (2)	Ring Energy, Inc.	84,902	0.0
28,401 (2)	RPC, Inc.	196,251	0.0
11,841 (2)	SandRidge Energy, Inc.	185,548	0.0
19,144 (1)	Scorpio Tankers, Inc.	660,659	0.1
26,025 (2)	Select Energy Services, Inc.	177,491	0.0
42,285	SFL Corp. Ltd.	401,285	0.1
4,365 (2)	SilverBow Resources, Inc.	123,791	0.0
4,030 (1)	Sitio Royalties Corp.	93,415	0.0
46,217	SM Energy Co.	1,580,159	0.2
12,780	Solaris Oilfield Infrastructure, Inc.	139,046	0.0
24,826 (2)	Talos Energy, Inc.	384,058	0.1
30,904 (2)	Teekay Corp.	89,004	0.0
8,969 (2)	Teekay Tankers Ltd.	158,123	0.0
192,949 (1)(2)	Tellurian, Inc.	574,988	0.1
48,688 (2)	Tetra Technologies, Inc.	197,673	0.0
15,378 (1)(2)	Tidewater, Inc.	324,322	0.0
105,599 (1)(2)	Uranium Energy Corp.	325,245	0.0
79,310 (2)	Ur-Energy, Inc.	84,069	0.0
28,788 (2)	US Silica Holdings, Inc.	328,759	0.0
22,049 (1)	Vaalco Energy, Inc.	153,020	0.0
22,985 (2)	Valaris Ltd.	970,886	0.1
20,585 (1)(2)	Vertex Energy, Inc.	216,554	0.0
38,008 (1)(2)	W&T Offshore, Inc.	164,195	0.0
26,571 (1)(2)	Weatherford International PLC	562,508	0.1
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Energy (continued)
15,062 (1)	Whiting Petroleum Corp.	$1,024,668	0.1
23,670	World Fuel Services Corp.	484,288	0.1
		47,989,188	5.3
	Financials: 16.4%
7,292	1st Source Corp.	331,057	0.0
2,756	ACNB Corp.	81,826	0.0
5,846	AFC Gamma, Inc.	89,619	0.0
6,737	Alerus Financial Corp.	160,408	0.0
8,232	Allegiance Bancshares, Inc.	310,840	0.0
4,744	Amalgamated Financial Corp.	93,836	0.0
7,056 (1)	A-Mark Precious Metals, Inc.	227,556	0.0
17,976 (2)	Ambac Financial Group, Inc.	204,028	0.0
10,984 (1)	Amerant Bancorp, Inc.	308,870	0.0
29,633	American Equity Investment Life Holding Co.	1,083,679	0.1
4,893	American National Bankshares, Inc.	169,347	0.0
25,667	Ameris Bancorp.	1,031,300	0.1
7,799	Amerisafe, Inc.	405,626	0.1
5,790	Angel Oak Mortgage, Inc.	75,038	0.0
57,938 (1)	Apollo Commercial Real Estate Finance, Inc.	604,873	0.1
54,937 (1)	Arbor Realty Trust, Inc.	720,224	0.1
17,329 (1)	Ares Commercial Real Estate Corp.	211,934	0.0
12,346	Argo Group International Holdings Ltd.	455,074	0.1
34,122 (1)	ARMOUR Residential REIT, Inc.	240,219	0.0
6,499	Arrow Financial Corp.	206,733	0.0
22,397	Artisan Partners Asset Management, Inc.	796,661	0.1
7,985 (2)	AssetMark Financial Holdings, Inc.	149,878	0.0
56,084	Associated Banc-Corp.	1,024,094	0.1
29,256	Atlantic Union Bankshares Corp.	992,364	0.1
2,044 (1)(2)	Atlanticus Holdings Corp.	71,888	0.0
22,437 (2)	Axos Financial, Inc.	804,366	0.1
7,865 (1)	B. Riley Financial, Inc.	332,296	0.0
26,896 (1)(2)	Bakkt Holdings, Inc.	56,482	0.0
22,268	Banc of California, Inc.	392,362	0.1
6,765 (1)	Bancfirst Corp.	647,478	0.1
10,819	Banco Latinoamericano de Comercio Exterior SA	143,568	0.0
20,956 (2)	Bancorp, Inc.	409,061	0.1
2,925 (1)	Bank First Corp.	221,744	0.0
6,893	Bank of Marin Bancorp	219,060	0.0

See Accompanying Notes to Financial Statements

Voya Russell™ Small Cap	PORTFOLIO OF INVESTMENTS
Index Portfolio	as of June 30, 2022 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Financials (continued)
19,346	Bank of NT Butterfield & Son Ltd.	$603,402	0.1
30,875	BankUnited, Inc.	1,098,224	0.1
13,368	Banner Corp.	751,415	0.1
7,080	Bar Harbor Bankshares	183,089	0.0
18,049	Berkshire Hills Bancorp, Inc.	447,074	0.1
123,548	BGC Partners, Inc.	416,357	0.1
61,119 (1)	Blackstone Mortgage Trust, Inc.	1,691,163	0.2
18,975 (2)	Blucora, Inc.	350,279	0.0
10,717 (2)	Bridgewater Bancshares, Inc.	172,972	0.0
76,096 (2)	Bright Health Group, Inc.	138,495	0.0
13,043 (1)	Brightsphere Investment Group, Inc.	234,904	0.0
36,633	BrightSpire Capital, Inc.	276,579	0.0
52,948 (1)	Broadmark Realty Capital, Inc.	355,281	0.0
29,975	Brookline Bancorp, Inc.	398,967	0.1
22,032 (1)(2)	BRP Group, Inc.	532,073	0.1
8,523	Business First Bancshares, Inc.	181,625	0.0
10,880	Byline Bancorp, Inc.	258,944	0.0
70,102	Cadence Bank	1,645,995	0.2
2,989	Cambridge Bancorp	247,190	0.0
6,055	Camden National Corp.	266,723	0.0
29,493 (2)	Cannae Holdings, Inc.	570,395	0.1
6,825	Capital City Bank Group, Inc.	190,349	0.0
52,562	Capitol Federal Financial, Inc.	482,519	0.1
8,495	Capstar Financial Holdings, Inc.	166,672	0.0
10,911 (2)	Carter Bankshares, Inc.	144,025	0.0
27,953	Cathay General Bancorp.	1,094,360	0.1
8,152 (1)	CBTX, Inc.	216,762	0.0
11,378	Central Pacific Financial Corp.	244,058	0.0
90,983 (1)	Chimera Investment Corp.	802,470	0.1
6,917	Citizens & Northern Corp.	167,184	0.0
6,039 (1)	City Holding Co.	482,395	0.1
7,057	Civista Bancshares, Inc.	150,032	0.0
34,940 (1)	Claros Mortgage Trust, Inc.	585,245	0.1
7,382	CNB Financial Corp.	178,571	0.0
43,747	CNO Financial Group, Inc.	791,383	0.1
4,295 (2)	Coastal Financial Corp./WA	163,725	0.0
9,623	Cohen & Steers, Inc.	611,927	0.1
30,304 (1)	Columbia Banking System, Inc.	868,210	0.1
14,950 (1)(2)	Columbia Financial, Inc.	326,060	0.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Financials (continued)
20,389	Community Bank System, Inc.	$1,290,216	0.2
6,136	Community Trust Bancorp, Inc.	248,140	0.0
22,246 (1)(3)	Compass Diversified Holdings	476,509	0.1
15,690	ConnectOne Bancorp, Inc.	383,621	0.1
5,513 (1)(2)	Consumer Portfolio Services, Inc.	56,508	0.0
9,840	Cowen, Inc.	233,110	0.0
19,918 (2)	CrossFirst Bankshares, Inc.	262,918	0.0
7,629	Curo Group Holdings Corp.	42,188	0.0
11,856 (2)	Customers Bancorp, Inc.	401,918	0.1
49,082 (1)	CVB Financial Corp.	1,217,724	0.1
1,288	Diamond Hill Investment Group, Inc.	223,648	0.0
13,513	Dime Community Bancshares, Inc.	400,660	0.1
10,960 (2)	Donnelley Financial Solutions, Inc.	321,018	0.0
11,964	Dynex Capital, Inc.	190,467	0.0
12,402	Eagle Bancorp, Inc.	587,979	0.1
61,641	Eastern Bankshares, Inc.	1,137,893	0.1
10,123 (2)	eHealth, Inc.	94,448	0.0
18,590 (1)	Ellington Financial, Inc.	272,715	0.0
11,017	Employers Holdings, Inc.	461,502	0.1
9,805 (1)	Enact Holdings, Inc.	210,611	0.0
9,186 (1)(2)	Encore Capital Group, Inc.	530,675	0.1
12,397 (2)	Enova International, Inc.	357,282	0.0
4,414 (2)	Enstar Group Ltd.	944,508	0.1
3,096	Enterprise Bancorp, Inc./MA	99,660	0.0
14,200	Enterprise Financial Services Corp.	589,300	0.1
6,314	Equity Bancshares, Inc.	184,116	0.0
2,457	Esquire Financial Holdings, Inc.	81,818	0.0
40,441	Essent Group Ltd.	1,573,155	0.2
20,146 (2)	Ezcorp, Inc.	151,296	0.0
4,495 (1)	Farmers & Merchants Bancorp, Inc./Archbold OH	149,189	0.0
12,671	Farmers National Banc Corp.	190,065	0.0
13,687	FB Financial Corp.	536,804	0.1
3,758	Federal Agricultural Mortgage Corp.	366,969	0.0
33,572	Federated Hermes, Inc.	1,067,254	0.1
6,838	Financial Institutions, Inc.	177,925	0.0
5,192	First Bancorp, Inc./The	156,435	0.0

See Accompanying Notes to Financial Statements

Voya Russell™ Small Cap	PORTFOLIO OF INVESTMENTS
Index Portfolio	as of June 30, 2022 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Financials (continued)
75,813	First BanCorp. Puerto Rico	$978,746	0.1
13,663	First BanCorp. Southern Pines NC	476,839	0.1
8,511	First Bancshares, Inc./The	243,415	0.0
8,021	First Bank/Hamilton NJ	112,134	0.0
20,884	First Busey Corp.	477,199	0.1
36,920	First Commonwealth Financial Corp.	495,466	0.1
8,281	First Community Bancshares, Inc.	243,544	0.0
36,289	First Financial Bancorp.	704,007	0.1
49,600 (1)	First Financial Bankshares, Inc.	1,947,792	0.2
3,018	First Financial Corp.	134,301	0.0
16,756	First Foundation, Inc.	343,163	0.0
4,232	First Internet Bancorp	155,822	0.0
34,156	First Interstate Bancsystem, Inc.	1,301,685	0.2
21,464	First Merchants Corp.	764,548	0.1
7,326	First Mid Bancshares, Inc.	261,318	0.0
10,248	First of Long Island Corp.	179,647	0.0
14,760	FirstCash Holdings, Inc.	1,025,968	0.1
4,444	Five Star Bancorp	117,411	0.0
20,517	Flagstar Bancorp, Inc.	727,328	0.1
11,330	Flushing Financial Corp.	240,876	0.0
22,417 (2)	Focus Financial Partners, Inc.	763,523	0.1
31,540 (1)	Franklin BSP Realty Trust, Inc.	425,159	0.1
60,280	Fulton Financial Corp.	871,046	0.1
17,583 (1)	GCM Grosvenor, Inc.	120,444	0.0
190,981 (2)	Genworth Financial, Inc.	674,163	0.1
11,002	German American Bancorp, Inc.	376,048	0.0
42,190	Glacier Bancorp., Inc.	2,000,650	0.2
7,082 (1)	Goosehead Insurance, Inc.	323,435	0.0
24,866	Granite Point Mortgage Trust, Inc.	237,968	0.0
4,101	Great Southern Bancorp., Inc.	240,155	0.0
18,791 (2)	Green Dot Corp.	471,842	0.1
1,363	Greene County Bancorp, Inc.	61,730	0.0
13,370	Hamilton Lane, Inc.	898,197	0.1
32,872	Hancock Whitney Corp.	1,457,216	0.2
13,103	Hanmi Financial Corp.	294,031	0.0
32,232 (1)	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	1,220,304	0.1
18,927	HarborOne Bancorp, Inc.	261,003	0.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Financials (continued)
2,590 (1)	HCI Group, Inc.	$175,498	0.0
15,941	Heartland Financial USA, Inc.	662,189	0.1
26,054	Heritage Commerce Corp.	278,517	0.0
14,654	Heritage Financial Corp.	368,695	0.0
23,363	Hilltop Holdings, Inc.	622,858	0.1
668	Hingham Institution for Savings	189,558	0.0
96,333 (2)	Hippo Holdings, Inc.	84,638	0.0
3,848	Home Bancorp, Inc.	131,332	0.0
66,207	Home Bancshares, Inc./Conway AR	1,375,119	0.2
7,420	HomeStreet, Inc.	257,251	0.0
6,557	HomeTrust Bancshares, Inc.	163,925	0.0
45,056	Hope Bancorp, Inc.	623,575	0.1
16,167	Horace Mann Educators Corp.	620,489	0.1
17,767	Horizon Bancorp, Inc.	309,501	0.0
19,416	Houlihan Lokey, Inc.	1,532,505	0.2
17,802	Independent Bank Corp.	1,414,013	0.2
2,180	Independent Bank Corp. Michigan	42,030	0.0
14,285 (1)	Independent Bank Group, Inc.	970,094	0.1
20,857	International Bancshares Corp.	835,949	0.1
12,846 (1)	Invesco Mortgage Capital, Inc.	188,582	0.0
27,923	Jackson Financial, Inc.	746,940	0.1
14,240	James River Group Holdings Ltd.	352,867	0.0
3,905	John Marshall Bancorp, Inc.	88,019	0.0
27,774	Kearny Financial Corp./ MD	308,569	0.0
8,274	Kinsale Capital Group, Inc.	1,900,041	0.2
17,917 (1)	KKR Real Estate Finance Trust, Inc.	312,652	0.0
47,644	Ladder Capital Corp.	502,168	0.1
24,077	Lakeland Bancorp, Inc.	352,006	0.0
9,632 (1)	Lakeland Financial Corp.	639,757	0.1
15,173 (1)(2)	Lemonade, Inc.	277,059	0.0
38,625 (2)	LendingClub Corp.	451,526	0.1
4,066 (1)(2)	LendingTree, Inc.	178,172	0.0
12,430 (1)	Live Oak Bancshares, Inc.	421,253	0.1
5,498	Manning & Napier, Inc.	68,560	0.0
19,146 (1)(2)	MBIA, Inc.	236,453	0.0
6,981	Mercantile Bank Corp.	223,043	0.0
6,870	Merchants Bancorp/IN	155,743	0.0
8,245	Mercury General Corp.	365,254	0.0

See Accompanying Notes to Financial Statements

Voya Russell™ Small Cap	PORTFOLIO OF INVESTMENTS
Index Portfolio	as of June 30, 2022 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Financials (continued)
11,351	Meta Financial Group, Inc.	$438,943	0.1
8,757	Metrocity Bankshares, Inc.	177,855	0.0
3,713 (2)	Metropolitan Bank Holding Corp.	257,756	0.0
42,103 (1)	MFA Financial, Inc.	452,607	0.1
4,666	Mid Penn Bancorp, Inc.	125,842	0.0
8,412	Midland States Bancorp, Inc.	202,225	0.0
6,374	MidWestOne Financial Group, Inc.	189,435	0.0
23,537	Moelis & Co.	926,181	0.1
54,501 (2)	Moneylion, Inc.	71,941	0.0
26,529 (2)	Mr Cooper Group, Inc.	974,675	0.1
4,354	MVB Financial Corp.	135,453	0.0
11,980	National Bank Holdings Corp.	458,475	0.1
908	National Western Life Group, Inc.	184,052	0.0
43,490	Navient Corp.	608,425	0.1
16,951	NBT Bancorp., Inc.	637,188	0.1
5,706	Nelnet, Inc.	486,437	0.1
9,394 (1)(2)	NerdWallet, Inc.	74,494	0.0
156,767	New York Mortgage Trust, Inc.	432,677	0.1
4,910 (1)(2)	Nicolet Bankshares, Inc.	355,189	0.0
33,346 (2)	NMI Holdings, Inc.	555,211	0.1
20,879	Northfield Bancorp, Inc.	272,053	0.0
44,952	Northwest Bancshares, Inc.	575,386	0.1
22,992	OceanFirst Financial Corp.	439,837	0.1
19,332	OFG Bancorp	491,033	0.1
111,937	Old National Bancorp.	1,655,548	0.2
14,303	Old Second Bancorp, Inc.	191,374	0.0
41,148 (2)	Open Lending Corp.	420,944	0.1
8,977 (2)	Oportun Financial Corp.	74,240	0.0
3,405	Oppenheimer Holdings, Inc.	112,501	0.0
68,778 (1)	Orchid Island Capital, Inc.	196,017	0.0
9,327	Origin Bancorp, Inc.	361,888	0.0
45,028 (1)(2)	Oscar Health, Inc.	191,369	0.0
36,380	Pacific Premier Bancorp, Inc.	1,063,751	0.1
9,465 (2)	Palomar Holdings, Inc.	609,546	0.1
5,848 (1)	Park National Corp.	709,070	0.1
7,679	Peapack-Gladstone Financial Corp.	228,066	0.0
11,413 (1)	PennyMac Financial Services, Inc.	498,862	0.1
39,347 (1)	Pennymac Mortgage Investment Trust	544,169	0.1
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Financials (continued)
9,588	Peoples Bancorp., Inc.	$255,041	0.0
3,165	Peoples Financial Services Corp.	176,734	0.0
15,201	Perella Weinberg Partners	88,622	0.0
6,677	Piper Sandler Cos	756,905	0.1
9,341	PJT Partners, Inc.	656,485	0.1
15,182 (2)	PRA Group, Inc.	552,018	0.1
5,835	Preferred Bank/Los Angeles CA	396,897	0.1
14,643	Premier Financial Corp.	371,200	0.0
11,003	Primis Financial Corp.	149,971	0.0
21,155	ProAssurance Corp.	499,893	0.1
4,835 (2)	Professional Holding Corp.	96,942	0.0
20,612 (2)	PROG Holdings, Inc.	340,098	0.0
30,408	Provident Financial Services, Inc.	676,882	0.1
6,195	QCR Holdings, Inc.	334,468	0.0
66,216	Radian Group, Inc.	1,301,144	0.2
25,511 (1)	Ready Capital Corp.	304,091	0.0
46,078	Redwood Trust, Inc.	355,261	0.0
3,249	Regional Management Corp.	121,415	0.0
21,480	Renasant Corp.	618,839	0.1
4,125	Republic Bancorp., Inc.	199,031	0.0
17,551 (2)	Republic First Bancorp, Inc.	66,869	0.0
14,989	RLI Corp.	1,747,568	0.2
54,399 (2)	Root, Inc./OH	64,735	0.0
15,976	S&T Bancorp, Inc.	438,222	0.1
5,732	Safety Insurance Group, Inc.	556,577	0.1
17,973	Sandy Spring Bancorp, Inc.	702,205	0.1
8,933	Sculptor Capital Management, Inc.	74,591	0.0
21,494	Seacoast Banking Corp. of Florida	710,162	0.1
22,714	Selective Insurance Group	1,974,755	0.2
54,098 (2)	Selectquote, Inc.	134,163	0.0
19,291 (1)	ServisFirst Bancshares, Inc.	1,522,446	0.2
5,755	Sierra Bancorp.	125,056	0.0
11,809 (2)	Silvergate Capital Corp.	632,136	0.1
47,909	Simmons First National Corp.	1,018,545	0.1
36,377 (2)	SiriusPoint Ltd.	197,163	0.0
6,906	SmartFinancial, Inc.	166,849	0.0
3,593 (2)	Southern First Bancshares, Inc.	156,619	0.0

See Accompanying Notes to Financial Statements

Voya Russell™ Small Cap	PORTFOLIO OF INVESTMENTS
Index Portfolio	as of June 30, 2022 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Financials (continued)
3,753	Southern Missouri Bancorp, Inc.	$169,861	0.0
12,654	Southside Bancshares, Inc.	473,513	0.1
28,668	SouthState Corp.	2,211,736	0.3
19,078 (1)	StepStone Group, Inc.	496,600	0.1
10,117	Stewart Information Services Corp.	503,321	0.1
10,168 (1)	Stock Yards Bancorp, Inc.	608,250	0.1
6,655 (2)	StoneX Group, Inc.	519,556	0.1
19,349 (2)	Texas Capital Bancshares, Inc.	1,018,531	0.1
4,180 (2)	Third Coast Bancshares, Inc.	91,542	0.0
10,141	Tiptree Financial, Inc.	107,697	0.0
6,019	Tompkins Financial Corp.	433,970	0.1
26,173	TowneBank/Portsmouth VA	710,597	0.1
28,143	TPG RE Finance Trust, Inc.	253,568	0.0
8,651 (2)	Trean Insurance Group, Inc.	53,896	0.0
11,776	Trico Bancshares	537,457	0.1
9,241 (2)	Triumph Bancorp, Inc.	578,117	0.1
14,885 (1)(2)	Trupanion, Inc.	896,970	0.1
8,838	TrustCo Bank Corp. NY	272,564	0.0
23,855	Trustmark Corp.	696,327	0.1
123,488 (1)	Two Harbors Investment Corp.	614,970	0.1
16,701	UMB Financial Corp.	1,437,956	0.2
50,621 (1)	United Bankshares, Inc.	1,775,278	0.2
40,380	United Community Banks, Inc./GA	1,219,072	0.1
8,670	United Fire Group, Inc.	296,774	0.0
11,265	Universal Insurance Holdings, Inc.	146,783	0.0
12,489	Univest Financial Corp.	317,720	0.0
150,159	Valley National Bancorp	1,563,155	0.2
19,151	Veritex Holdings, Inc.	560,358	0.1
5,354	Victory Capital Holdings, Inc.	129,031	0.0
2,786	Virtus Investment Partners, Inc.	476,462	0.1
11,528	Walker & Dunlop, Inc.	1,110,608	0.1
25,215	Washington Federal, Inc.	756,954	0.1
7,075	Washington Trust Bancorp, Inc.	342,218	0.0
8,365	Waterstone Financial, Inc.	142,623	0.0
22,805	WesBanco, Inc.	723,147	0.1
7,554	West BanCorp, Inc.	183,864	0.0
10,415	Westamerica Bancorp.	579,699	0.1
55,231 (1)	WisdomTree Investments, Inc.	280,021	0.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Financials (continued)
1,604 (1)(2)	World Acceptance Corp.	$180,033	0.0
25,293	WSFS Financial Corp.	1,014,000	0.1
		146,891,361	16.4
	Health Care: 16.2%
67,756 (1)(2)	1Life Healthcare, Inc.	531,207	0.1
64,200 (1)(2)	23andMe Holding Co.	159,216	0.0
14,211 (1)(2)	2seventy bio, Inc.	187,585	0.0
11,710 (2)	4D Molecular Therapeutics, Inc.	81,736	0.0
5,355 (2)	Aadi Bioscience, Inc.	65,974	0.0
77,844 (2)	AbCellera Biologics, Inc.	829,039	0.1
20,105 (1)(2)	Absci Corp.	66,749	0.0
46,015 (2)	Acadia Pharmaceuticals, Inc.	648,351	0.1
21,895 (1)(2)	Accolade, Inc.	162,023	0.0
22,469 (1)(2)	Aclaris Therapeutics, Inc.	313,667	0.0
19,953 (1)(2)	Adagio Therapeutics, Inc.	65,446	0.0
27,808 (1)(2)	AdaptHealth Corp.	501,656	0.1
41,444 (2)	Adaptive Biotechnologies Corp.	335,282	0.0
6,000 (2)	Addus HomeCare Corp.	499,680	0.1
10,741 (2)	Adicet Bio, Inc.	156,819	0.0
71,313 (1)(2)	ADMA Biologics, Inc.	141,200	0.0
17,920 (1)(2)	Aerie Pharmaceuticals, Inc.	134,400	0.0
3,773 (1)(2)	Aerovate Therapeutics, Inc.	58,972	0.0
52,907 (2)	Affimed NV	146,552	0.0
101,032 (2)	Agenus, Inc.	196,002	0.0
9,968 (1)(2)	Agiliti, Inc.	204,444	0.0
21,634 (1)(2)	Agios Pharmaceuticals, Inc.	479,626	0.1
10,947 (2)	Akero Therapeutics, Inc.	103,449	0.0
6,383 (1)(2)	Akoya Biosciences, Inc.	82,022	0.0
6,772 (1)(2)	Albireo Pharma, Inc.	134,492	0.0
22,866 (1)(2)	Alector, Inc.	232,319	0.0
31,545 (1)(2)	Alignment Healthcare, Inc.	359,928	0.1
61,926 (2)	Alkermes PLC	1,844,776	0.2
30,019 (1)(2)	Allogene Therapeutics, Inc.	342,217	0.1
11,379 (2)	Allovir, Inc.	44,378	0.0
43,723 (2)	Allscripts Healthcare Solutions, Inc.	648,412	0.1
28,352 (1)(2)	Alphatec Holdings, Inc.	185,422	0.0
6,246 (2)	Alpine Immune Sciences, Inc.	53,153	0.0
7,893 (1)(2)	ALX Oncology Holdings, Inc.	63,854	0.0
86,173 (2)	American Well Corp.	372,267	0.1
103,992 (1)(2)	Amicus Therapeutics, Inc.	1,116,874	0.1

See Accompanying Notes to Financial Statements

Voya Russell™ Small Cap	PORTFOLIO OF INVESTMENTS
Index Portfolio	as of June 30, 2022 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Health Care (continued)
16,961 (2)	AMN Healthcare Services, Inc.	$1,860,791	0.2
41,827 (2)	Amneal Pharmaceuticals, Inc.	133,010	0.0
14,911 (2)	Amphastar Pharmaceuticals, Inc.	518,754	0.1
4,370 (1)(2)	Amylyx Pharmaceuticals, Inc.	84,166	0.0
7,709 (1)(2)	AnaptysBio, Inc.	156,493	0.0
26,383 (1)(2)	Anavex Life Sciences Corp.	264,094	0.0
14,559 (2)	Angiodynamics, Inc.	281,717	0.0
4,597 (1)(2)	ANI Pharmaceuticals, Inc.	136,393	0.0
5,737 (2)	Anika Therapeutics, Inc.	128,050	0.0
34,343 (2)	Apellis Pharmaceuticals, Inc.	1,552,990	0.2
14,944 (1)(2)	Apollo Medical Holdings, Inc.	576,689	0.1
42,208 (2)	Arbutus Biopharma Corp.	114,384	0.0
3,850 (2)	Arcellx, Inc.	69,608	0.0
8,848 (1)(2)	Arcturus Therapeutics Holdings, Inc.	139,268	0.0
19,260 (1)(2)	Arcus Biosciences, Inc.	488,048	0.1
13,125 (1)(2)	Arcutis Biotherapeutics, Inc.	279,694	0.0
39,157 (2)	Arrowhead Pharmaceuticals, Inc.	1,378,718	0.2
15,253 (1)(2)	Artivion, Inc.	287,977	0.0
18,239 (1)(2)	Arvinas, Inc.	767,680	0.1
35,436 (1)(2)	Atara Biotherapeutics, Inc.	276,046	0.0
28,385 (2)	Atea Pharmaceuticals, Inc.	201,533	0.0
12,560 (2)	Athira Pharma, Inc.	38,308	0.0
34,670 (2)	ATI Physical Therapy, Inc.	48,885	0.0
17,464 (2)	AtriCure, Inc.	713,579	0.1
537	Atrion Corp.	337,698	0.0
7,004 (1)(2)	Aura Biosciences, Inc.	99,247	0.0
50,729 (1)(2)	Aurinia Pharmaceuticals, Inc.	509,826	0.1
18,184 (2)	Avanos Medical, Inc.	497,151	0.1
17,875 (2)	Aveanna Healthcare Holdings, Inc.	40,397	0.0
23,552 (1)(2)	Avid Bioservices, Inc.	359,404	0.1
18,564 (1)(2)	Avidity Biosciences, Inc.	269,735	0.0
14,821 (2)	AxoGen, Inc.	121,384	0.0
17,937 (1)(2)	Axonics, Inc.	1,016,490	0.1
10,857 (1)(2)	Axsome Therapeutics, Inc.	415,823	0.1
51,264 (2)	Babylon Holdings Ltd./Jersey	50,126	0.0
23,978 (1)(2)	Beam Therapeutics, Inc.	928,188	0.1
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Health Care (continued)
21,087 (2)	Berkeley Lights, Inc.	$104,802	0.0
70,521 (1)(2)	BioCryst Pharmaceuticals, Inc.	746,112	0.1
23,559 (2)	Biohaven Pharmaceutical Holding Co. Ltd.	3,432,782	0.4
12,403 (2)	BioLife Solutions, Inc.	171,285	0.0
114,621 (1)(2)	Bionano Genomics, Inc.	158,177	0.0
10,999 (1)(2)	Bioventus, Inc.	75,013	0.0
6,951 (1)(2)	Bioxcel Therapeutics, Inc.	91,753	0.0
27,965 (1)(2)	Bluebird Bio, Inc.	115,775	0.0
22,817 (1)(2)	Blueprint Medicines Corp.	1,152,487	0.1
41,578 (1)(2)	Bridgebio Pharma, Inc.	377,528	0.1
72,297 (2)	Brookdale Senior Living, Inc.	328,228	0.0
51,340 (1)(2)	Butterfly Network, Inc.	157,614	0.0
15,161 (2)	C4 Therapeutics, Inc.	114,314	0.0
60,561 (1)(2)	Cano Health, Inc.	265,257	0.0
18,043 (1)(2)	Cara Therapeutics, Inc.	164,733	0.0
15,485 (2)	Cardiovascular Systems, Inc.	222,365	0.0
19,521 (2)	CareDx, Inc.	419,311	0.1
22,503 (2)	CareMax, Inc.	81,686	0.0
20,238 (2)	Caribou Biosciences, Inc.	109,892	0.0
14,477 (1)(2)	Cassava Sciences, Inc.	407,093	0.1
8,555 (2)	Castle Biosciences, Inc.	187,782	0.0
37,451 (2)	Catalyst Pharmaceuticals, Inc.	262,532	0.0
17,630 (1)(2)	Celldex Therapeutics, Inc.	475,305	0.1
7,740 (2)	Century Therapeutics, Inc.	65,016	0.0
20,476 (1)(2)	Cerevel Therapeutics Holdings, Inc.	541,385	0.1
69,019 (1)(2)	Cerus Corp.	365,111	0.1
23,895 (1)(2)	ChemoCentryx, Inc.	592,118	0.1
34,598 (2)	Chimerix, Inc.	71,964	0.0
16,418 (2)	Chinook Therapeutics, Inc.	287,151	0.0
5,143 (1)(2)	CinCor Pharma, Inc.	96,894	0.0
143,741 (2)	Clover Health Investments Corp.	307,606	0.0
24,125 (2)	Codexis, Inc.	252,347	0.0
16,828 (1)(2)	Cogent Biosciences, Inc.	151,789	0.0
27,827 (1)(2)	Coherus Biosciences, Inc.	201,467	0.0
13,299 (2)	Collegium Pharmaceutical, Inc.	235,658	0.0
47,340 (1)(2)	Community Health Systems, Inc.	177,525	0.0
6,092 (2)	Computer Programs & Systems, Inc.	194,761	0.0
10,655 (1)	Conmed Corp.	1,020,323	0.1
5,927 (2)	Convey Health Solutions Holdings, Inc.	61,641	0.0

See Accompanying Notes to Financial Statements

Voya Russell™ Small Cap	PORTFOLIO OF INVESTMENTS
Index Portfolio	as of June 30, 2022 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Health Care (continued)
32,440 (2)	Corcept Therapeutics, Inc.	$771,423	0.1
3,517 (2)	Corvel Corp.	517,949	0.1
40,250 (2)	Covetrus, Inc.	835,187	0.1
19,860 (1)(2)	Crinetics Pharmaceuticals, Inc.	370,389	0.1
14,190 (2)	Cross Country Healthcare, Inc.	295,578	0.0
16,534 (2)	CryoPort, Inc.	512,223	0.1
35,386 (1)(2)	CTI BioPharma Corp.	211,254	0.0
40,507 (1)(2)	Cue Health, Inc.	129,622	0.0
11,209 (1)(2)	Cullinan Oncology, Inc.	143,699	0.0
6,417 (1)(2)	Cutera, Inc.	240,637	0.0
42,877 (1)(2)	Cytek Biosciences, Inc.	460,070	0.1
31,323 (1)(2)	Cytokinetics, Inc.	1,230,681	0.1
8,673 (1)(2)	Day One Biopharmaceuticals, Inc.	155,247	0.0
17,305 (2)	Deciphera Pharmaceuticals, Inc.	227,561	0.0
36,973 (2)	Denali Therapeutics, Inc.	1,088,115	0.1
12,572 (1)(2)	Design Therapeutics, Inc.	176,008	0.0
10,567 (1)(2)	DICE Therapeutics, Inc.	164,000	0.0
30,047 (1)(2)	DocGo, Inc.	214,536	0.0
44,448 (1)(2)	Dynavax Technologies Corp.	559,600	0.1
11,698 (1)(2)	Dyne Therapeutics, Inc.	80,365	0.0
4,142 (1)(2)	Eagle Pharmaceuticals, Inc./DE	184,029	0.0
11,881 (2)	Edgewise Therapeutics, Inc.	94,573	0.0
26,626 (1)(2)	Editas Medicine, Inc.	314,986	0.0
16,112 (2)	Eiger BioPharmaceuticals, Inc.	101,506	0.0
21,476 (1)(2)	Embecta Corp.	543,772	0.1
19,305 (1)(2)	Emergent Biosolutions, Inc.	599,227	0.1
7,561 (2)	Enanta Pharmaceuticals, Inc.	357,408	0.1
89,245 (2)	Endo International PLC	41,561	0.0
20,555	Ensign Group, Inc.	1,510,176	0.2
51,820 (1)(2)	EQRx, Inc.	243,036	0.0
24,657 (1)(2)	Erasca, Inc.	137,339	0.0
24,387 (1)(2)	Esperion Therapeutics, Inc.	155,101	0.0
31,038 (1)(2)	Evolent Health, Inc.	953,177	0.1
13,449 (1)(2)	Evolus, Inc.	156,008	0.0
10,258 (1)(2)	EyePoint Pharmaceuticals, Inc.	80,730	0.0
31,961 (1)(2)	Fate Therapeutics, Inc.	791,994	0.1
33,793 (1)(2)	FibroGen, Inc.	356,854	0.1
47,584 (1)(2)	Figs, Inc.	433,490	0.1
7,906 (1)(2)	Foghorn Therapeutics, Inc.	107,522	0.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Health Care (continued)
12,915 (2)	Forma Therapeutics Holdings, Inc.	$88,984	0.0
13,413 (2)	Fulcrum Therapeutics, Inc.	65,724	0.0
8,207 (1)(2)	Fulgent Genetics, Inc.	447,528	0.1
17,627 (2)	Generation Bio Co.	115,633	0.0
138,799 (2)	Geron Corp.	215,138	0.0
17,362 (2)	Glaukos Corp.	788,582	0.1
23,963 (1)(2)	Global Blood Therapeutics, Inc.	765,618	0.1
24,100 (1)(2)	Gossamer Bio, Inc.	201,717	0.0
19,287 (2)	Haemonetics Corp.	1,257,127	0.2
51,332 (2)	Halozyme Therapeutics, Inc.	2,258,608	0.3
15,171 (2)	Hanger, Inc.	217,249	0.0
9,813 (1)(2)	Harmony Biosciences Holdings, Inc.	478,580	0.1
20,125 (1)(2)	Health Catalyst, Inc.	291,611	0.0
31,461 (2)	HealthEquity, Inc.	1,931,391	0.2
9,985 (2)	HealthStream, Inc.	216,774	0.0
39,426 (1)(2)	Heron Therapeutics, Inc.	109,999	0.0
3,715 (1)(2)	Heska Corp.	351,105	0.1
6,196 (1)(2)	HilleVax, Inc.	67,722	0.0
44,058 (1)(2)	Hims & Hers Health, Inc.	199,583	0.0
9,110 (1)(2)	Icosavax, Inc.	52,200	0.0
13,509 (1)(2)	Ideaya Biosciences, Inc.	186,424	0.0
3,766 (1)(2)	IGM Biosciences, Inc.	67,901	0.0
9,854 (1)(2)	Imago Biosciences, Inc.	131,945	0.0
31,416 (1)(2)	ImmunityBio, Inc.	116,868	0.0
80,560 (1)(2)	Immunogen, Inc.	362,520	0.1
15,417 (2)	Immunovant, Inc.	60,126	0.0
18,065 (2)	Inari Medical, Inc.	1,228,239	0.1
10,930 (1)(2)	Inhibrx, Inc.	124,056	0.0
7,077 (1)(2)	Innovage Holding Corp.	30,997	0.0
22,787 (1)(2)	Innoviva, Inc.	336,336	0.0
8,100 (2)	Inogen, Inc.	195,858	0.0
6,379 (1)(2)	Inotiv, Inc.	61,238	0.0
80,813 (2)	Inovio Pharmaceuticals, Inc.	139,806	0.0
45,792 (1)(2)	Insmed, Inc.	903,018	0.1
10,343 (2)	Inspire Medical Systems, Inc.	1,889,356	0.2
25,858 (1)(2)	Instil Bio, Inc.	119,464	0.0
12,493 (2)	Integer Holdings Corp.	882,755	0.1
28,397 (1)(2)	Intellia Therapeutics, Inc.	1,469,829	0.2
10,021 (1)(2)	Intercept Pharmaceuticals, Inc.	138,390	0.0
34,632 (2)	Intra-Cellular Therapies, Inc.	1,976,795	0.2
86,266 (1)(2)	Invitae Corp.	210,489	0.0
56,715 (1)(2)	Iovance Biotherapeutics, Inc.	626,134	0.1

See Accompanying Notes to Financial Statements

Voya Russell™ Small Cap	PORTFOLIO OF INVESTMENTS
Index Portfolio	as of June 30, 2022 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Health Care (continued)
2,596	iRadimed Corp.	$88,108	0.0
11,362 (2)	iRhythm Technologies, Inc.	1,227,437	0.1
51,264 (1)(2)	Ironwood Pharmaceuticals, Inc.	591,074	0.1
8,454 (2)	iTeos Therapeutics, Inc.	174,152	0.0
45,048 (1)(2)	IVERIC bio, Inc.	433,362	0.1
6,243 (1)(2)	Janux Therapeutics, Inc.	76,227	0.0
5,645 (1)(2)	Joint Corp./The	86,425	0.0
16,507 (2)	Jounce Therapeutics, Inc.	50,016	0.0
8,732 (2)	KalVista Pharmaceuticals, Inc.	85,923	0.0
9,799 (1)(2)	Karuna Therapeutics, Inc.	1,239,671	0.1
28,866 (1)(2)	Karyopharm Therapeutics, Inc.	130,186	0.0
6,131 (1)(2)	Keros Therapeutics, Inc.	169,400	0.0
17,380 (1)(2)	Kezar Life Sciences, Inc.	143,733	0.0
11,928 (1)(2)	Kiniksa Pharmaceuticals Ltd.	115,582	0.0
11,050 (1)(2)	Kinnate Biopharma, Inc.	139,341	0.0
13,226 (2)	Kodiak Sciences, Inc.	101,047	0.0
15,094 (1)(2)	Kronos Bio, Inc.	54,942	0.0
7,778 (1)(2)	Krystal Biotech, Inc.	510,703	0.1
24,683 (1)(2)	Kura Oncology, Inc.	452,439	0.1
14,235 (1)(2)	Kymera Therapeutics, Inc.	280,287	0.0
26,006 (2)	Lantheus Holdings, Inc.	1,717,176	0.2
7,630 (1)	LeMaitre Vascular, Inc.	347,547	0.1
26,351 (2)	Lexicon Pharmaceuticals, Inc.	49,013	0.0
11,254 (2)	LHC Group, Inc.	1,752,698	0.2
26,882 (1)(2)	LifeStance Health Group, Inc.	149,464	0.0
5,787 (2)	Ligand Pharmaceuticals, Inc.	516,316	0.1
18,563 (2)	Liquidia Corp.	80,935	0.0
20,348 (2)	LivaNova PLC	1,271,140	0.2
65,621 (1)(2)	Lyell Immunopharma, Inc.	427,849	0.1
23,564 (2)	MacroGenics, Inc.	69,514	0.0
4,774 (2)	Madrigal Pharmaceuticals, Inc.	341,723	0.1
96,451 (1)(2)	MannKind Corp.	367,478	0.1
34,398 (1)(2)	MaxCyte, Inc.	162,703	0.0
30,864 (1)(2)	Mednax, Inc.	648,453	0.1
10,470 (1)(2)	Medpace Holdings, Inc.	1,567,045	0.2
11,938 (2)	MeiraGTx Holdings plc	90,371	0.0
16,493 (1)(2)	Meridian Bioscience, Inc.	501,717	0.1
20,191 (2)	Merit Medical Systems, Inc.	1,095,766	0.1
33,172 (2)	Mersana Therapeutics, Inc.	153,255	0.0
1,955 (1)	Mesa Laboratories, Inc.	398,703	0.1
43,769 (1)(2)	MiMedx Group, Inc.	151,878	0.0
6,066 (2)	Mirum Pharmaceuticals, Inc.	118,044	0.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Health Care (continued)
4,870 (2)	ModivCare, Inc.	$411,515	0.1
10,430 (1)(2)	Monte Rosa Therapeutics, Inc.	100,858	0.0
9,539 (1)(2)	Morphic Holding, Inc.	206,996	0.0
142,471 (1)(2)	Multiplan Corp.	782,166	0.1
30,285 (2)	Myriad Genetics, Inc.	550,278	0.1
18,030 (2)	NanoString Technologies, Inc.	228,981	0.0
15,783 (1)(2)	Nano-X Imaging Ltd.	178,348	0.0
4,919	National Healthcare Corp.	343,838	0.1
5,788	National Research Corp.	221,565	0.0
13,242 (2)	Natus Medical, Inc.	433,940	0.1
20,754 (2)	Nautilus Biotechnology, Inc.	55,828	0.0
67,524 (1)(2)	Nektar Therapeutics	256,591	0.0
40,981 (2)	Neogen Corp.	987,232	0.1
45,838 (2)	NeoGenomics, Inc.	373,580	0.1
13,318 (2)	Nevro Corp.	583,728	0.1
21,924 (2)	NextGen Healthcare, Inc.	382,355	0.1
14,498 (2)	NGM Biopharmaceuticals, Inc.	185,864	0.0
11,889 (1)(2)	Nkarta, Inc.	146,472	0.0
16,873 (1)(2)	Nurix Therapeutics, Inc.	213,781	0.0
14,920 (1)(2)	Nutex Health, Inc.	48,117	0.0
6,781 (1)(2)	Nuvalent, Inc.	91,950	0.0
19,923 (2)	NuVasive, Inc.	979,415	0.1
46,169 (1)(2)	Nuvation Bio, Inc.	149,588	0.0
80,752 (1)(2)	Ocugen, Inc.	183,307	0.0
29,930 (2)	Ocular Therapeutix, Inc.	120,319	0.0
16,618 (2)	Omnicell, Inc.	1,890,298	0.2
9,674 (1)(2)	Oncology Institute, Inc./The	48,950	0.0
156,761 (1)(2)	Opko Health, Inc.	396,605	0.1
6,998 (1)(2)	OptimizeRx Corp.	191,675	0.0
54,869 (2)	Option Care Health, Inc.	1,524,810	0.2
28,304 (2)	OraSure Technologies, Inc.	76,704	0.0
25,444 (1)(2)	Organogenesis Holdings, Inc.	124,167	0.0
7,691 (2)	Orthofix Medical, Inc.	181,046	0.0
5,815 (1)(2)	OrthoPediatrics Corp.	250,917	0.0
46,993 (1)(2)	Outlook Therapeutics, Inc.	47,933	0.0
18,414 (1)(2)	Outset Medical, Inc.	273,632	0.0
28,162 (1)	Owens & Minor, Inc.	885,695	0.1
84,259 (1)(2)	Pacific Biosciences of California, Inc.	372,425	0.1
17,190 (2)	Pacira BioSciences, Inc.	1,002,177	0.1
17,082 (2)	Paragon 28, Inc.	271,091	0.0
13,329 (2)	Pardes Biosciences, Inc.	40,920	0.0
33,147	Patterson Cos., Inc.	1,004,354	0.1
10,171 (2)	Pennant Group, Inc./The	130,291	0.0
11,074 (1)(2)	PetIQ, Inc.	185,932	0.0

See Accompanying Notes to Financial Statements

Voya Russell™ Small Cap	PORTFOLIO OF INVESTMENTS
Index Portfolio	as of June 30, 2022 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Health Care (continued)
8,972 (1)(2)	Phathom Pharmaceuticals, Inc.	$75,724	0.0
8,400	Phibro Animal Health Corp.	160,692	0.0
18,990 (2)	Phreesia, Inc.	474,940	0.1
13,741 (1)(2)	PMV Pharmaceuticals, Inc.	195,809	0.0
28,043 (1)(2)	Point Biopharma Global, Inc.	190,973	0.0
36,274 (2)	Precigen, Inc.	48,607	0.0
19,151 (2)	Prestige Consumer Healthcare, Inc.	1,126,079	0.1
16,188 (1)(2)	Privia Health Group, Inc.	471,395	0.1
9,659 (1)(2)	PROCEPT BioRobotics Corp.	315,753	0.0
27,743 (1)(2)	Progyny, Inc.	805,934	0.1
11,354 (2)	Prometheus Biosciences, Inc.	320,523	0.0
17,368 (1)(2)	Protagonist Therapeutics, Inc.	137,381	0.0
13,795 (1)(2)	Prothena Corp. PLC	374,534	0.1
22,082 (1)(2)	Provention Bio, Inc.	88,328	0.0
26,998 (1)(2)	PTC Therapeutics, Inc.	1,081,540	0.1
12,420 (2)	Pulmonx Corp.	182,822	0.0
12,465 (2)	Quanterix Corp.	201,808	0.0
34,715 (2)	Quantum-Si, Inc.	80,539	0.0
50,069 (2)	R1 RCM, Inc.	1,049,446	0.1
18,231 (2)	Radius Health, Inc.	189,055	0.0
18,411 (2)	RadNet, Inc.	318,142	0.0
6,754 (1)(2)	Rallybio Corp.	50,993	0.0
9,924 (2)	RAPT Therapeutics, Inc.	181,113	0.0
10,625 (1)(2)	Reata Pharmaceuticals, Inc.	322,894	0.0
51,280 (1)(2)	Recursion Pharmaceuticals, Inc.	417,419	0.1
15,496 (2)	REGENXBIO, Inc.	382,751	0.1
28,772 (1)(2)	Relay Therapeutics, Inc.	481,931	0.1
10,292 (1)(2)	Relmada Therapeutics, Inc.	195,445	0.0
11,554 (2)	Replimune Group, Inc.	201,964	0.0
27,154 (1)(2)	Revance Therapeutics, Inc.	375,268	0.1
23,413 (1)(2)	REVOLUTION Medicines, Inc.	456,319	0.1
66,909 (2)	Rigel Pharmaceuticals, Inc.	75,607	0.0
15,891 (1)(2)	Rocket Pharmaceuticals, Inc.	218,660	0.0
7,872 (1)(2)	RxSight, Inc.	110,838	0.0
19,543 (2)	Sage Therapeutics, Inc.	631,239	0.1
33,854 (1)(2)	Sana Biotechnology, Inc.	217,681	0.0
46,558 (1)(2)	Sangamo Therapeutics, Inc.	192,750	0.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Health Care (continued)
20,035 (1)(2)	Schrodinger, Inc./United States	$529,124	0.1
23,786 (2)	Science 37 Holdings, Inc.	47,810	0.0
13,620 (2)	SeaSpine Holdings Corp.	76,953	0.0
19,611 (1)(2)	Seer, Inc.	175,518	0.0
40,945	Select Medical Holdings Corp.	967,121	0.1
59,628 (1)(2)	Sema4 Holdings Corp.	75,131	0.0
168,470 (1)(2)	Senseonics Holdings, Inc.	173,524	0.0
27,589 (2)	Seres Therapeutics, Inc.	94,630	0.0
31,903 (2)	Sharecare, Inc.	50,407	0.0
13,437 (2)	Shockwave Medical, Inc.	2,568,751	0.3
12,976 (1)(2)	SI-BONE, Inc.	171,283	0.0
5,620 (2)	Sierra Oncology, Inc.	309,044	0.0
18,140 (1)	SIGA Technologies, Inc.	210,061	0.0
8,038 (1)(2)	Sight Sciences, Inc.	72,262	0.0
13,348 (1)(2)	Silk Road Medical, Inc.	485,734	0.1
6,171	Simulations Plus, Inc.	304,415	0.0
20,937 (1)(2)	Singular Genomics Systems, Inc.	79,979	0.0
55,479 (1)(2)	SomaLogic, Inc.	250,765	0.0
143,965 (1)(2)	Sorrento Therapeutics, Inc.	289,370	0.0
12,978 (1)(2)	SpringWorks Therapeutics, Inc.	319,518	0.0
18,215 (2)	Staar Surgical Co.	1,291,990	0.2
8,364 (2)	Stoke Therapeutics, Inc.	110,488	0.0
18,825 (2)	Supernus Pharmaceuticals, Inc.	544,419	0.1
14,655 (2)	Surgery Partners, Inc.	423,823	0.1
5,607 (2)	SurModics, Inc.	208,749	0.0
17,110 (2)	Sutro Biopharma, Inc.	89,143	0.0
19,220 (1)(2)	Syndax Pharmaceuticals, Inc.	369,793	0.1
8,094 (2)	Tactile Systems Technology, Inc.	59,086	0.0
8,090 (1)(2)	Talaris Therapeutics, Inc.	36,486	0.0
17,371 (1)(2)	Tango Therapeutics, Inc.	78,691	0.0
6,657 (1)(2)	Tarsus Pharmaceuticals, Inc.	97,192	0.0
10,583 (1)(2)	Tenaya Therapeutics, Inc.	59,582	0.0
50,141 (1)(2)	TG Therapeutics, Inc.	213,099	0.0
24,541 (1)(2)	Theravance Biopharma, Inc.	222,341	0.0
6,469 (1)(2)	Theseus Pharmaceuticals, Inc.	35,774	0.0
10,189 (1)(2)	TransMedics Group, Inc.	320,444	0.0
23,422 (2)	Travere Therapeutics, Inc.	567,515	0.1
12,185 (1)(2)	Treace Medical Concepts, Inc.	174,733	0.0
12,978 (2)	Tricida, Inc.	125,627	0.0

See Accompanying Notes to Financial Statements

Voya Russell™ Small Cap	PORTFOLIO OF INVESTMENTS
Index Portfolio	as of June 30, 2022 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Health Care (continued)
17,382 (2)	Turning Point Therapeutics, Inc.	$1,307,996	0.2
21,054 (1)(2)	Twist Bioscience Corp.	736,048	0.1
2,740 (2)	UFP Technologies, Inc.	218,022	0.0
4,979 (1)	US Physical Therapy, Inc.	543,707	0.1
1,134	Utah Medical Products, Inc.	97,411	0.0
21,489 (2)	Vanda Pharmaceuticals, Inc.	234,230	0.0
14,663 (1)(2)	Varex Imaging Corp.	313,642	0.0
46,333 (1)(2)	Vaxart, Inc.	162,166	0.0
19,759 (1)(2)	Vaxcyte, Inc.	429,956	0.1
73,604 (2)	VBI Vaccines, Inc.	59,509	0.0
8,468 (1)(2)	Ventyx Biosciences, Inc.	103,564	0.0
5,234 (2)	Vera Therapeutics, Inc.	71,235	0.0
26,671 (1)(2)	Veracyte, Inc.	530,753	0.1
18,075 (2)	Vericel Corp.	455,129	0.1
13,648 (1)(2)	Verve Therapeutics, Inc.	208,541	0.0
20,680 (1)(2)	Vicarious Surgical, Inc.	60,799	0.0
54,535 (2)	ViewRay, Inc.	144,518	0.0
27,322 (2)	Vir Biotechnology, Inc.	695,891	0.1
9,825 (2)	Viridian Therapeutics, Inc.	113,675	0.0
75,121 (2)	VistaGen Therapeutics, Inc.	66,106	0.0
22,292 (1)(2)	Xencor, Inc.	610,132	0.1
51,431 (2)	Xeris Biopharma Holdings, Inc.	79,204	0.0
14,278 (1)(2)	Y-mAbs Therapeutics, Inc.	216,026	0.0
14,312 (2)	Zentalis Pharmaceuticals, Inc.	402,167	0.1
7,574 (2)	Zimvie, Inc.	121,260	0.0
9,812 (1)	Zynex, Inc.	78,300	0.0
		145,850,500	16.2
	Industrials: 14.5%
16,359	AAON, Inc.	895,819	0.1
13,143 (2)	AAR Corp.	549,903	0.1
25,478 (1)	ABM Industries, Inc.	1,106,255	0.1
36,018	ACCO Brands Corp.	235,198	0.0
41,933 (1)(2)	ACV Auctions, Inc.	274,242	0.0
29,195 (2)	Aerojet Rocketdyne Holdings, Inc.	1,185,317	0.1
8,893 (2)	Aerovironment, Inc.	731,005	0.1
5,915 (2)	AerSale Corp.	85,827	0.0
22,746 (2)	Air Transport Services Group, Inc.	653,493	0.1
3,800	Alamo Group, Inc.	442,434	0.1
11,893	Albany International Corp.	937,049	0.1
125,799 (1)(2)	Alight, Inc.	849,143	0.1
5,868 (2)	Allegiant Travel Co.	663,612	0.1
5,211	Allied Motion Technologies, Inc.	119,019	0.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Industrials (continued)
8,464 (2)	Alta Equipment Group, Inc.	$75,922	0.0
24,659	Altra Industrial Motion Corp.	869,230	0.1
12,249 (1)(2)	Ameresco, Inc.	558,064	0.1
6,528 (2)	American Woodmark Corp.	293,825	0.0
77,717 (2)	API Group Corp.	1,163,423	0.1
8,517	Apogee Enterprises, Inc.	334,037	0.0
14,496	Applied Industrial Technologies, Inc.	1,394,080	0.2
9,431	ArcBest Corp.	663,659	0.1
47,397 (1)(2)	Archer Aviation, Inc.	145,983	0.0
18,427	Arcosa, Inc.	855,566	0.1
5,396	Argan, Inc.	201,379	0.0
8,290 (1)	Aris Water Solution, Inc.	138,277	0.0
56,984 (1)(2)	Array Technologies, Inc.	627,394	0.1
19,018 (2)	ASGN, Inc.	1,716,374	0.2
8,821	Astec Industries, Inc.	359,720	0.0
54,879 (1)(2)	Astra Space, Inc.	71,343	0.0
10,518 (2)	Astronics Corp.	106,968	0.0
16,340 (2)	Atkore, Inc.	1,356,383	0.2
10,535 (2)	Atlas Air Worldwide Holdings, Inc.	650,115	0.1
9,548	AZZ, Inc.	389,749	0.1
23,523 (1)(2)	Babcock & Wilcox Enterprises, Inc.	141,844	0.0
18,175	Barnes Group, Inc.	565,969	0.1
2,905	Barrett Business Services, Inc.	211,687	0.0
20,567 (1)(2)	Beacon Roofing Supply, Inc.	1,056,321	0.1
20,973 (2)	Blade Air Mobility, Inc.	93,540	0.0
14,125 (1)(2)	Blink Charging Co.	233,486	0.0
61,192 (1)(2)	Bloom Energy Corp.	1,009,668	0.1
7,039 (2)	Blue Bird Corp.	64,829	0.0
3,590 (2)	BlueLinx Holdings, Inc.	239,848	0.0
15,101	Boise Cascade Co.	898,358	0.1
17,855	Brady Corp.	843,470	0.1
18,090 (2)	BrightView Holdings, Inc.	217,080	0.0
17,604	Brink’s Co.	1,068,739	0.1
9,619	Brookfield Business Corp.	221,333	0.0
6,255	Cadre Holdings, Inc.	123,036	0.0
9,431	Caesarstone Ltd.	86,105	0.0
19,112 (2)	Casella Waste Systems, Inc.	1,389,060	0.2
19,029 (2)	CBIZ, Inc.	760,399	0.1
13,937 (2)	Chart Industries, Inc.	2,332,775	0.3
6,842 (1)(2)	Cimpress PLC	266,154	0.0
7,799 (2)	CIRCOR International, Inc.	127,826	0.0

See Accompanying Notes to Financial Statements

Voya Russell™ Small Cap	PORTFOLIO OF INVESTMENTS
Index Portfolio	as of June 30, 2022 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Industrials (continued)
10,775	Columbus McKinnon Corp.	$305,687	0.0
13,503	Comfort Systems USA, Inc.	1,122,774	0.1
12,857 (2)	Concrete Pumping Holdings, Inc.	77,913	0.0
14,207 (2)	Construction Partners, Inc.	297,495	0.0
46,156 (2)	CoreCivic, Inc.	512,793	0.1
23,210 (2)	Cornerstone Building Brands, Inc.	568,413	0.1
20,147	Costamare, Inc.	243,779	0.0
4,563	Covenant Logistics Group, Inc.	114,486	0.0
2,907	CRA International, Inc.	259,653	0.0
5,784	CSW Industrials, Inc.	595,926	0.1
21,635 (2)	Custom Truck One Source, Inc.	121,156	0.0
16,066 (2)	Daseke, Inc.	102,662	0.0
16,529	Deluxe Corp.	358,183	0.0
99,488 (1)(2)	Desktop Metal, Inc.	218,874	0.0
2,017 (1)(2)	Distribution Solutions Group, Inc.	103,654	0.0
8,782	Douglas Dynamics, Inc.	252,395	0.0
4,682 (2)	Ducommun, Inc.	201,513	0.0
6,114 (2)	DXP Enterprises, Inc.	187,272	0.0
10,983 (2)	Dycom Industries, Inc.	1,021,858	0.1
4,975 (1)	Eagle Bulk Shipping, Inc.	258,103	0.0
18,930	EMCOR Group, Inc.	1,949,033	0.2
7,290 (1)	Encore Wire Corp.	757,577	0.1
19,424 (2)	Energy Recovery, Inc.	377,214	0.1
9,624 (1)(2)	Energy Vault Holdings, Inc.	96,432	0.0
23,573	Enerpac Tool Group Corp.	448,358	0.1
15,733	EnerSys	927,618	0.1
9,256	Eneti, Inc.	56,832	0.0
7,484	Ennis, Inc.	151,401	0.0
40,782 (1)(2)	Enovix Corp.	363,368	0.0
7,963	EnPro Industries, Inc.	652,409	0.1
9,860	ESCO Technologies, Inc.	674,128	0.1
31,113 (2)	ESS Tech, Inc.	87,428	0.0
44,841 (2)	Evoqua Water Technologies Corp.	1,457,781	0.2
19,512	Exponent, Inc.	1,784,763	0.2
22,700	Federal Signal Corp.	808,120	0.1
20,805 (2)	First Advantage Corp.	263,599	0.0
13,397 (1)(2)	Fluence Energy, Inc.	127,004	0.0
54,230 (1)(2)	Fluor Corp.	1,319,958	0.2
4,871 (2)	Forrester Research, Inc.	233,029	0.0
10,296	Forward Air Corp.	946,820	0.1
5,042 (2)	Franklin Covey Co.	232,840	0.0
17,405	Franklin Electric Co., Inc.	1,275,090	0.2
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Industrials (continued)
14,722 (1)(2)	Frontier Group Holdings, Inc.	$137,945	0.0
15,903 (1)(2)	FTC Solar, Inc.	57,569	0.0
140,607 (1)(2)	FuelCell Energy, Inc.	527,276	0.1
13,422	GATX Corp.	1,263,816	0.1
13,146	Genco Shipping & Trading Ltd.	253,981	0.0
45,884 (1)(2)	Geo Group, Inc./The	302,834	0.0
12,626 (2)	Gibraltar Industries, Inc.	489,257	0.1
5,366	Global Industrial Co.	181,210	0.0
16,608 (2)	GMS, Inc.	739,056	0.1
45,860	Golden Ocean Group Ltd.	533,810	0.1
9,226	Gorman-Rupp Co.	261,096	0.0
74,209	GrafTech International Ltd.	524,658	0.1
17,342 (1)	Granite Construction, Inc.	505,346	0.1
26,026 (2)	Great Lakes Dredge & Dock Corp.	341,201	0.0
12,153 (1)	Greenbrier Cos., Inc.	437,386	0.1
17,924	Griffon Corp.	502,410	0.1
12,259	H&E Equipment Services, Inc.	355,143	0.0
30,408 (2)	Harsco Corp.	216,201	0.0
20,139 (2)	Hawaiian Holdings, Inc.	288,189	0.0
28,246 (1)	Healthcare Services Group, Inc.	491,763	0.1
17,250	Heartland Express, Inc.	239,947	0.0
7,664	Heidrick & Struggles International, Inc.	248,007	0.0
12,504	Helios Technologies, Inc.	828,390	0.1
9,669	Herc Holdings, Inc.	871,660	0.1
6,711 (2)	Heritage-Crystal Clean, Inc.	180,929	0.0
27,578	Hillenbrand, Inc.	1,129,595	0.1
49,382 (1)(2)	Hillman Solutions Corp.	426,660	0.1
7,801 (2)	HireRight Holdings Corp.	110,852	0.0
16,262 (1)	HNI Corp.	564,129	0.1
12,836 (2)	HUB Group, Inc.	910,586	0.1
16,409 (2)	Hudson Technologies, Inc.	123,232	0.0
8,207 (2)	Huron Consulting Group, Inc.	533,373	0.1
15,720 (1)(2)	Hydrofarm Holdings Group, Inc.	54,706	0.0
48,532 (1)(2)	Hyliion Holdings Corp.	156,273	0.0
4,111	Hyster-Yale Materials Handling, Inc. - A shares	132,456	0.0
32,891 (1)(2)	Hyzon Motors, Inc.	96,700	0.0
7,068	ICF International, Inc.	671,460	0.1
3,561 (2)	IES Holdings, Inc.	107,435	0.0
10,915 (2)	Infrastructure and Energy Alternatives, Inc.	87,647	0.0

See Accompanying Notes to Financial Statements

Voya Russell™ Small Cap	PORTFOLIO OF INVESTMENTS
Index Portfolio	as of June 30, 2022 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Industrials (continued)
13,713	Insperity, Inc.	$1,368,969	0.2
7,438	Insteel Industries, Inc.	250,437	0.0
23,210	Interface, Inc.	291,053	0.0
29,694 (2)	Janus International Group, Inc.	268,137	0.0
33,258 (2)	JELD-WEN Holding, Inc.	485,234	0.1
94,561 (1)(2)	Joby Aviation, Inc.	464,295	0.1
12,010	John Bean Technologies Corp.	1,326,144	0.2
4,469	Kadant, Inc.	814,922	0.1
10,879	Kaman Corp.	339,969	0.0
45,677 (1)(2)	KAR Auction Services, Inc.	674,649	0.1
13,672	Kelly Services, Inc.	271,116	0.0
30,753	Kennametal, Inc.	714,392	0.1
7,823	Kforce, Inc.	479,863	0.1
16,531	Kimball International, Inc.	126,793	0.0
20,274	Korn Ferry	1,176,297	0.1
47,636 (2)	Kratos Defense & Security Solutions, Inc.	661,188	0.1
36,606 (1)(2)	Legalzoom.com, Inc.	402,300	0.1
50,014 (1)(2)	Li-Cycle Holdings Corp.	344,096	0.0
4,235	Lindsay Corp.	562,493	0.1
11,995	Luxfer Holdings PLC	181,364	0.0
13,442 (2)	Manitowoc Co., Inc./The	141,544	0.0
10,907	Mantech International Corp.	1,041,073	0.1
40,310 (2)	Markforged Holding Corp.	74,573	0.0
23,690	Marten Transport Ltd.	398,466	0.1
8,636 (1)(2)	Masonite International Corp.	663,504	0.1
15,305	Matson, Inc.	1,115,428	0.1
12,142	Matthews International Corp.	348,111	0.0
27,784	Maxar Technologies, Inc.	724,885	0.1
9,227	Mcgrath Rentcorp	701,252	0.1
26,438 (2)	Meritor, Inc.	960,493	0.1
64,039 (2)	Microvast Holdings, Inc.	142,167	0.0
4,246	Miller Industries, Inc.	96,257	0.0
28,877	MillerKnoll, Inc.	758,599	0.1
21,810 (1)(2)	Momentus, Inc.	47,110	0.0
10,222 (2)	Montrose Environmental Group, Inc.	345,095	0.0
10,908	Moog, Inc.	865,986	0.1
31,674 (2)	MRC Global, Inc.	315,473	0.0
21,204	Mueller Industries, Inc.	1,129,961	0.1
58,968	Mueller Water Products, Inc.	691,695	0.1
6,421 (2)	MYR Group, Inc.	565,883	0.1
1,859	National Presto Industries, Inc.	122,025	0.0
110,357 (1)(2)	Nikola Corp.	525,299	0.1
4,067 (2)	Northwest Pipe Co.	121,766	0.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Industrials (continued)
42,494 (2)	NOW, Inc.	$415,591	0.1
5,258 (2)	NV5 Global, Inc.	613,819	0.1
1,320 (1)	Omega Flex, Inc.	142,058	0.0
2,448 (2)	PAM Transportation Services	67,051	0.0
9,310 (1)	Park Aerospace Corp.	118,796	0.0
11,611 (1)(2)	Parsons Corp.	469,317	0.1
23,216 (2)	PGT Innovations, Inc.	386,314	0.1
67,267	Pitney Bowes, Inc.	243,507	0.0
58,322 (2)	Planet Labs PBC	252,534	0.0
3,319	Powell Industries, Inc.	77,565	0.0
1,228	Preformed Line Products Co.	75,522	0.0
20,303	Primoris Services Corp.	441,793	0.1
82,723 (1)(2)	Proterra, Inc.	383,835	0.1
10,559 (2)	Proto Labs, Inc.	505,143	0.1
13,085	Quanex Building Products Corp.	297,684	0.0
16,202 (2)	Radiant Logistics, Inc.	120,219	0.0
10,784 (2)	RBC Bearings, Inc.	1,994,501	0.2
3,555 (2)	Red Violet, Inc.	67,687	0.0
55,096 (2)	Resideo Technologies, Inc.	1,069,964	0.1
12,940	Resources Connection, Inc.	263,588	0.0
11,973 (1)	REV Group, Inc.	130,147	0.0
79,850 (2)	Rocket Lab USA, Inc.	302,631	0.0
18,533	Rush Enterprises, Inc. - Class A	893,291	0.1
26,128	Safe Bulkers, Inc.	99,809	0.0
10,114 (2)	Saia, Inc.	1,901,432	0.2
28,778 (1)(2)	Sarcos Technology and Robotics Corp.	76,549	0.0
42,217 (1)(2)	Shoals Technologies Group, Inc.	695,736	0.1
13,346	Shyft Group, Inc./The	248,102	0.0
16,491	Simpson Manufacturing Co., Inc.	1,659,160	0.2
29,138 (1)(2)	Skillsoft Corp.	102,566	0.0
18,802 (2)	Skywest, Inc.	399,542	0.1
9,274 (2)	SP Plus Corp.	284,897	0.0
47,463 (2)	Spire Global, Inc.	55,057	0.0
40,659 (1)(2)	Spirit Airlines, Inc.	969,311	0.1
16,797 (2)	SPX Corp.	887,553	0.1
4,596	Standex International Corp.	389,649	0.1
33,094	Steelcase, Inc.	355,099	0.0
53,931 (1)(2)	Stem, Inc.	386,146	0.1
8,569 (1)(2)	Sterling Check Corp.	139,760	0.0
11,668 (2)	Sterling Infrastructure, Inc.	255,763	0.0
11,395 (1)(2)	Sun Country Airlines Holdings, Inc.	208,984	0.0

See Accompanying Notes to Financial Statements

Voya Russell™ Small Cap	PORTFOLIO OF INVESTMENTS
Index Portfolio	as of June 30, 2022 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Industrials (continued)
7,269	Tennant Co.	$430,688	0.1
25,545	Terex Corp.	699,167	0.1
11,274 (1)(2)	Terran Orbital Corp.	51,635	0.0
17,588 (1)	Textainer Group Holdings Ltd.	482,087	0.1
14,417 (2)	Thermon Group Holdings, Inc.	202,559	0.0
19,793 (2)	Titan International, Inc.	298,874	0.0
8,052 (2)	Titan Machinery, Inc.	180,445	0.0
14,735 (1)(2)	TPI Composites, Inc.	184,188	0.0
2,911 (2)	Transcat, Inc.	165,374	0.0
14,091 (2)	TriNet Group, Inc.	1,093,743	0.1
29,609 (1)	Trinity Industries, Inc.	717,130	0.1
23,994	Triton International Ltd.	1,263,284	0.1
24,609 (2)	Triumph Group, Inc.	327,054	0.0
12,684 (2)	TrueBlue, Inc.	227,044	0.0
52,971 (1)(2)	TuSimple Holdings, Inc.	382,980	0.1
16,471 (2)	Tutor Perini Corp.	144,615	0.0
22,963	UFP Industries, Inc.	1,564,699	0.2
5,690	Unifirst Corp.	979,704	0.1
2,498	Universal Logistics Holdings, Inc.	68,220	0.0
45,656 (2)	Upwork, Inc.	944,166	0.1
4,760 (2)	Vectrus, Inc.	159,270	0.0
5,623 (2)	Veritiv Corp.	610,377	0.1
8,446 (2)	Viad Corp.	233,194	0.0
8,291 (2)	Vicor Corp.	453,766	0.1
41,825 (1)(2)	View, Inc.	67,757	0.0
85,865 (1)(2)	Virgin Galactic Holdings, Inc.	516,907	0.1
4,398	VSE Corp.	165,277	0.0
19,310 (1)	Wabash National Corp.	262,230	0.0
10,350	Watts Water Technologies, Inc.	1,271,394	0.2
47,535 (2)	Welbilt, Inc.	1,131,808	0.1
23,302	Werner Enterprises, Inc.	898,059	0.1
59,872 (2)	Wheels Up Experience, Inc.	116,750	0.0
4,466 (2)	Willdan Group, Inc.	123,172	0.0
27,897 (2)	Xos, Inc.	51,330	0.0
46,825	Zurn Water Solutions Corp.	1,275,513	0.2
		129,743,397	14.5
	Information Technology: 13.2%
47,814 (1)(2)	3D Systems Corp.	463,796	0.1
44,416 (2)	8x8, Inc.	228,742	0.0
8,124 (1)(2)	908 Devices, Inc.	167,273	0.0
24,669	A10 Networks, Inc.	354,740	0.1
43,765 (2)	ACI Worldwide, Inc.	1,133,076	0.1
17,736 (1)(2)	ACM Research, Inc.	298,497	0.0
18,916	Adtran, Inc.	331,597	0.0
14,372 (1)	Advanced Energy Industries, Inc.	1,048,869	0.1
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Information Technology (continued)
38,147 (1)(2)	Aeva Technologies, Inc.	$119,400	0.0
7,789 (2)	Agilysys, Inc.	368,186	0.1
19,428 (1)(2)	Akoustis Technologies, Inc.	71,884	0.0
18,522 (2)	Alarm.com Holdings, Inc.	1,145,771	0.1
13,302 (2)	Alkami Technology, Inc.	184,765	0.0
8,255 (2)	Alpha & Omega Co.	275,222	0.0
18,906 (1)(2)	Altair Engineering, Inc.	992,565	0.1
13,695 (2)	Ambarella, Inc.	896,475	0.1
12,995	American Software, Inc.	209,999	0.0
38,133	Amkor Technology, Inc.	646,354	0.1
20,976 (2)	Amplitude, Inc.	299,747	0.0
7,355 (1)(2)	Appfolio, Inc.	666,657	0.1
15,547 (1)(2)	Appian Corp.	736,306	0.1
34,827 (2)	Arlo Technologies, Inc.	218,365	0.0
7,699 (1)(2)	Arteris, Inc.	53,662	0.0
27,967 (2)	Asana, Inc.	491,660	0.1
7,861 (1)(2)	Atomera, Inc.	73,736	0.0
32,977 (2)	Avaya Holdings Corp.	73,868	0.0
47,647 (2)	AvePoint, Inc.	206,788	0.0
4,068 (2)	Aviat Networks, Inc.	101,863	0.0
13,830 (2)	Avid Technology, Inc.	358,888	0.1
55,173 (2)	AvidXchange Holdings, Inc.	338,762	0.0
12,587 (2)	Axcelis Technologies, Inc.	690,271	0.1
16,299 (2)	AXT, Inc.	95,512	0.0
11,105	Badger Meter, Inc.	898,283	0.1
16,796	Belden, Inc.	894,723	0.1
13,749	Benchmark Electronics, Inc.	310,177	0.0
10,842 (2)	Benefitfocus, Inc.	84,351	0.0
24,070 (1)(2)	BigCommerce Holdings, Inc.	389,934	0.1
17,758 (1)(2)	Blackbaud, Inc.	1,031,207	0.1
20,857 (1)(2)	Blackline, Inc.	1,389,076	0.2
70,449 (1)(2)	Blend Labs, Inc.	166,260	0.0
49,542 (2)	Box, Inc.	1,245,486	0.1
17,970	Bread Financial Holdings, Inc.	665,968	0.1
17,418 (2)	Brightcove, Inc.	110,082	0.0
37,350 (1)(2)	BTRS Holdings, Inc.	186,003	0.0
25,507 (1)(2)	C3.ai, Inc.	465,758	0.1
21,626 (2)	Calix, Inc.	738,312	0.1
4,347 (1)(2)	Cambium Networks Corp.	63,684	0.0
24,760 (2)	Cantaloupe, Inc.	138,656	0.0
13,232 (2)	Casa Systems, Inc.	52,002	0.0
5,860	Cass Information Systems, Inc.	198,068	0.0
17,524 (2)	Cerberus Cyber Sentinel Corp.	63,086	0.0
14,955 (1)(2)	Cerence, Inc.	377,315	0.1
8,976 (2)	Ceva, Inc.	301,235	0.0

See Accompanying Notes to Financial Statements

Voya Russell™ Small Cap	PORTFOLIO OF INVESTMENTS
Index Portfolio	as of June 30, 2022 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Information Technology (continued)
12,311 (1)(2)	ChannelAdvisor Corp.	$179,494	0.0
14,313 (1)(2)	Cleanspark, Inc.	56,107	0.0
23,423 (1)(2)	Clear Secure, Inc.	468,460	0.1
4,529 (1)(2)	Clearfield, Inc.	280,572	0.0
10,694	CMC Materials, Inc.	1,865,996	0.2
18,516 (2)	Cohu, Inc.	513,819	0.1
76,653 (2)	CommScope Holding Co., Inc.	469,116	0.1
17,019 (2)	Commvault Systems, Inc.	1,070,495	0.1
9,942	Comtech Telecommunications Corp.	90,174	0.0
65,788 (2)	Conduent, Inc.	284,204	0.0
5,882 (2)	Consensus Cloud Solutions, Inc.	256,926	0.0
80,804 (2)	Core Scientific, Inc.	120,398	0.0
13,514 (1)(2)	Corsair Gaming, Inc.	177,439	0.0
9,970 (1)(2)	Couchbase, Inc.	163,707	0.0
8,606 (1)(2)	Credo Technology Group Holding Ltd.	100,518	0.0
8,363 (1)(2)	CS Disco, Inc.	150,869	0.0
12,319	CSG Systems International, Inc.	735,198	0.1
12,416	CTS Corp.	422,765	0.1
31,759 (1)(2)	Cvent Holding Corp.	146,727	0.0
2,495 (2)	Cyberoptics Corp.	87,175	0.0
16,032 (1)(2)	Cyxtera Technologies, Inc.	181,803	0.0
29,010 (2)	Diebold Nixdorf, Inc.	65,853	0.0
13,590 (2)	Digi International, Inc.	329,150	0.0
5,483 (1)(2)	Digimarc Corp.	77,530	0.0
35,486 (2)	Digital Turbine, Inc.	619,940	0.1
28,785 (1)(2)	DigitalOcean Holdings, Inc.	1,190,548	0.1
16,904 (2)	Diodes, Inc.	1,091,491	0.1
11,409 (2)	Domo, Inc.	317,170	0.0
28,738 (1)(2)	Duck Creek Technologies, Inc.	426,759	0.1
7,083 (2)	DZS, Inc.	115,240	0.0
74,333 (1)(2)	E2open Parent Holdings, Inc.	578,311	0.1
20,439 (1)(2)	Eastman Kodak Co.	94,837	0.0
10,131 (1)	Ebix, Inc.	171,214	0.0
51,315 (2)	Edgio, Inc.	118,538	0.0
10,126 (2)	eGain Corp.	98,728	0.0
10,027 (1)(2)	Enfusion, Inc.	102,376	0.0
13,066 (2)	EngageSmart, Inc.	210,101	0.0
20,978 (1)(2)	Envestnet, Inc.	1,107,009	0.1
10,233 (2)	ePlus, Inc.	543,577	0.1
14,739 (1)(2)	Everbridge, Inc.	411,071	0.1
9,052 (2)	EverCommerce, Inc.	81,830	0.0
23,119	EVERTEC, Inc.	852,629	0.1
18,579 (2)	Evo Payments, Inc.	436,978	0.1
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Information Technology (continued)
31,985 (2)	Evolv Technologies Holdings, Inc.	$85,080	0.0
12,364 (2)	ExlService Holdings, Inc.	1,821,588	0.2
49,495 (2)	Extreme Networks, Inc.	441,495	0.1
14,070 (2)	Fabrinet	1,141,077	0.1
7,207 (2)	Faro Technologies, Inc.	222,192	0.0
41,521 (2)	Fastly, Inc.	482,059	0.1
21,454 (2)	Flywire Corp.	378,234	0.1
6,843 (1)(2)	Focus Universal, Inc.	78,147	0.0
10,562 (1)(2)	ForgeRock, Inc.	226,238	0.0
29,836 (2)	Formfactor, Inc.	1,155,548	0.1
18,453 (2)	Grid Dynamics Holdings, Inc.	310,379	0.0
15,743 (2)	GTY Technology Holdings, Inc.	98,551	0.0
9,374	Hackett Group, Inc.	177,825	0.0
37,169 (2)	Harmonic, Inc.	322,255	0.0
9,047 (2)	I3 Verticals, Inc.	226,356	0.0
10,809 (2)	Ichor Holdings Ltd.	280,818	0.0
9,034 (2)	Identiv, Inc.	104,614	0.0
7,778 (1)(2)	Impinj, Inc.	456,335	0.1
36,479 (2)	indie Semiconductor, Inc.	207,930	0.0
72,665 (1)(2)	Infinera Corp.	389,484	0.1
12,682	Information Services Group, Inc.	85,730	0.0
35,218 (1)(2)	Inseego Corp.	66,562	0.0
11,757 (2)	Insight Enterprises, Inc.	1,014,394	0.1
6,421 (1)(2)	Instructure Holdings, Inc.	145,757	0.0
5,202 (2)	Intapp, Inc.	76,157	0.0
11,895 (1)	InterDigital, Inc.	723,216	0.1
13,185 (2)	International Money Express, Inc.	269,897	0.0
44,853 (2)	IonQ, Inc.	196,456	0.0
24,726 (1)(2)	IronNet, Inc.	54,644	0.0
17,195 (2)	Itron, Inc.	849,949	0.1
9,705 (2)	Kimball Electronics, Inc.	195,071	0.0
27,469 (2)	KnowBe4, Inc.	429,066	0.1
31,120 (2)	Knowles Corp.	539,310	0.1
21,971 (1)	Kulicke & Soffa Industries, Inc.	940,579	0.1
42,205 (1)(2)	Lightwave Logic, Inc.	276,021	0.0
26,445 (1)(2)	LivePerson, Inc.	373,932	0.1
26,002 (2)	LiveRamp Holdings, Inc.	671,112	0.1
19,050 (2)	MACOM Technology Solutions Holdings, Inc.	878,205	0.1
37,226 (1)(2)	Marathon Digital Holdings, Inc.	198,787	0.0
163,701 (2)	Marqeta, Inc.	1,327,615	0.2
82,776 (1)(2)	Matterport, Inc.	302,960	0.0
23,286	MAXIMUS, Inc.	1,455,608	0.2
27,311 (2)	MaxLinear, Inc.	928,028	0.1
8,496 (1)(2)	MeridianLink, Inc.	141,883	0.0

See Accompanying Notes to Financial Statements

Voya Russell™ Small Cap	PORTFOLIO OF INVESTMENTS
Index Portfolio	as of June 30, 2022 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Information Technology (continued)
13,876	Methode Electronics, Inc.	$513,967	0.1
3,544 (1)(2)	MicroStrategy, Inc.	582,279	0.1
63,737 (1)(2)	Microvision, Inc.	244,750	0.0
50,037 (1)(2)	Mirion Technologies, Inc.	288,213	0.0
17,843 (2)	Mitek Systems, Inc.	164,869	0.0
14,625 (1)(2)	Model N, Inc.	374,108	0.1
51,246 (2)	Momentive Global, Inc.	450,965	0.1
35,051 (1)(2)	MoneyGram International, Inc.	350,510	0.1
25,332 (1)(2)	N-Able, Inc.	227,988	0.0
11,929 (1)(2)	Napco Security Technologies, Inc.	245,618	0.0
19,609 (2)	NeoPhotonics Corp.	308,450	0.0
10,891 (2)	Netgear, Inc.	201,701	0.0
26,738 (2)	Netscout Systems, Inc.	905,081	0.1
27,513 (1)(2)	NextNav, Inc.	62,455	0.0
17,386 (2)	nLight, Inc.	177,685	0.0
13,506 (2)	Novanta, Inc.	1,637,873	0.2
33,591 (1)(2)	Olo, Inc.	331,543	0.0
15,192 (2)	ON24, Inc.	144,172	0.0
12,777 (1)(2)	Ondas Holdings, Inc.	68,868	0.0
15,033 (2)	OneSpan, Inc.	178,893	0.0
18,929 (2)	Onto Innovation, Inc.	1,320,108	0.2
6,183 (2)	OSI Systems, Inc.	528,276	0.1
55,227 (1)(2)	Ouster, Inc.	89,468	0.0
31,849 (1)(2)	PagerDuty, Inc.	789,218	0.1
9,812 (1)(2)	PAR Technology Corp.	367,852	0.1
34,787 (2)	Paya Holdings, Inc.	228,551	0.0
80,596 (2)	Payoneer Global, Inc.	315,936	0.0
127,104 (1)(2)	Paysafe Ltd.	247,853	0.0
4,449	PC Connection, Inc.	195,978	0.0
12,009 (2)	PDF Solutions, Inc.	258,314	0.0
12,720 (2)	Perficient, Inc.	1,166,297	0.1
23,100 (2)	Photronics, Inc.	449,988	0.1
28,540 (1)(2)	Ping Identity Holding Corp.	517,716	0.1
15,998 (2)	Plantronics, Inc.	634,801	0.1
10,484 (2)	Plexus Corp.	822,994	0.1
21,888	Power Integrations, Inc.	1,641,819	0.2
16,952	Progress Software Corp.	767,926	0.1
16,382 (2)	PROS Holdings, Inc.	429,700	0.1
21,461 (2)	Q2 Holdings, Inc.	827,751	0.1
14,541 (2)	Qualys, Inc.	1,834,202	0.2
22,330 (1)(2)	Rackspace Technology, Inc.	160,106	0.0
41,859 (2)	Rambus, Inc.	899,550	0.1
21,774 (1)(2)	Rapid7, Inc.	1,454,503	0.2
31,488 (1)(2)	Remitly Global, Inc.	241,198	0.0
33,997 (1)(2)	Repay Holdings Corp.	436,861	0.1
30,736 (2)	Ribbon Communications, Inc.	93,437	0.0
13,852 (1)(2)	Rigetti Computing, Inc.	50,837	0.0
19,078 (2)	Rimini Street, Inc.	114,659	0.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Information Technology (continued)
43,568 (1)(2)	Riot Blockchain, Inc.	$182,550	0.0
38,706 (1)(2)	Rockley Photonics Holdings Ltd.	84,379	0.0
7,022 (2)	Rogers Corp.	1,840,396	0.2
122,497 (2)	Sabre Corp.	714,158	0.1
35,306 (1)(2)	SailPoint Technologies Holding, Inc.	2,212,980	0.3
22,705 (2)	Sanmina Corp.	924,775	0.1
12,421	Sapiens International Corp. NV	300,464	0.0
9,850 (2)	Scansource, Inc.	306,729	0.0
23,924 (2)	Semtech Corp.	1,315,102	0.2
3,916 (2)	ShotSpotter, Inc.	105,380	0.0
13,720 (1)(2)	Silicon Laboratories, Inc.	1,923,818	0.2
6,109 (2)	SiTime Corp.	995,950	0.1
17,293 (1)(2)	SMART Global Holdings, Inc.	283,086	0.0
44,545 (2)	SmartRent, Inc.	201,343	0.0
16,855 (1)	SolarWinds Corp.	172,764	0.0
17,618 (1)(2)	Sprout Social, Inc.	1,023,077	0.1
13,939 (2)	SPS Commerce, Inc.	1,575,804	0.2
11,722 (1)(2)	Squarespace, Inc.	245,224	0.0
104,272 (2)	StoneCo Ltd.	802,894	0.1
34,826 (2)	Sumo Logic, Inc.	260,847	0.0
31,076 (1)(2)	SunPower Corp.	491,312	0.1
17,448 (2)	Super Micro Computer, Inc.	704,027	0.1
15,028 (1)(2)	Synaptics, Inc.	1,774,055	0.2
20,108 (2)	Telos Corp.	162,473	0.0
41,313 (2)	Tenable Holdings, Inc.	1,876,023	0.2
10,905 (2)	Transphorm, Inc.	41,548	0.0
7,411	TTEC Holdings, Inc.	503,133	0.1
36,790 (2)	TTM Technologies, Inc.	459,875	0.1
4,059 (1)(2)	Tucows, Inc.	180,666	0.0
6,210 (2)	Turtle Beach Corp.	75,948	0.0
17,177 (2)	Ultra Clean Holdings, Inc.	511,359	0.1
26,059 (2)	Unisys Corp.	313,490	0.0
12,013 (1)(2)	Upland Software, Inc.	174,429	0.0
18,147 (1)(2)	UserTesting, Inc.	91,098	0.0
41,427 (1)(2)	Varonis Systems, Inc.	1,214,640	0.1
19,273 (1)(2)	Veeco Instruments, Inc.	373,896	0.1
72,943 (2)	Velodyne Lidar, Inc.	69,675	0.0
24,272 (2)	Verint Systems, Inc.	1,027,919	0.1
11,925 (1)(2)	Veritone, Inc.	77,870	0.0
54,389 (2)	Verra Mobility Corp.	854,451	0.1
85,929 (2)	Viavi Solutions, Inc.	1,136,841	0.1
49,781	Vishay Intertechnology, Inc.	887,097	0.1
5,160 (2)	Vishay Precision Group, Inc.	150,311	0.0
95,116 (2)	Vonage Holdings Corp.	1,791,985	0.2
27,315 (1)(2)	WM Technology, Inc.	89,866	0.0
17,771 (1)(2)	Workiva, Inc.	1,172,708	0.1

See Accompanying Notes to Financial Statements

Voya Russell™ Small Cap	PORTFOLIO OF INVESTMENTS
Index Portfolio	as of June 30, 2022 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Information Technology (continued)
41,455 (1)	Xerox Holdings Corp.	$615,607	0.1
40,835	Xperi Holding Corp.	589,249	0.1
45,430 (1)(2)	Yext, Inc.	217,155	0.0
12,392 (2)	Zeta Global Holdings Corp.	56,012	0.0
44,737 (2)	Zuora, Inc.	400,396	0.1
		118,625,669	13.2
	Materials: 4.0%
12,114 (1)(2)	5E Advanced Materials, Inc.	147,549	0.0
10,562	AdvanSix, Inc.	353,193	0.0
47,206 (1)(2)	Allegheny Technologies, Inc.	1,072,048	0.1
6,736	Alpha Metallurgical Resources, Inc.	869,820	0.1
11,693	American Vanguard Corp.	261,339	0.0
74,162 (1)(2)	Amyris, Inc.	137,200	0.0
40,191 (2)	Arconic Corp.	1,127,358	0.1
10,147 (1)(2)	Aspen Aerogels, Inc.	100,252	0.0
34,550	Avient Corp.	1,384,764	0.2
12,076	Balchem Corp.	1,566,740	0.2
21,024	Cabot Corp.	1,341,121	0.2
18,279	Carpenter Technology Corp.	510,167	0.1
20,336 (1)(2)	Century Aluminum Co.	149,876	0.0
2,947	Chase Corp.	229,306	0.0
6,665 (2)	Clearwater Paper Corp.	224,144	0.0
101,319 (2)	Coeur Mining, Inc.	308,010	0.0
45,741 (1)	Commercial Metals Co.	1,514,027	0.2
12,910	Compass Minerals International, Inc.	456,885	0.1
47,090 (2)	Constellium SE	622,059	0.1
6,982 (2)	Cryptyde, Inc.	14,173	0.0
17,931 (1)(2)	Dakota Gold Corp.	60,069	0.0
34,813 (1)(2)	Danimer Scientific, Inc.	158,747	0.0
28,292 (2)	Diversey Holdings Ltd.	186,727	0.0
22,131	Ecovyst, Inc.	217,990	0.0
30,512 (2)(4)(5)	Ferroglobe PLC	—	—
10,982	FutureFuel Corp.	79,949	0.0
18,511 (1)(2)	GCP Applied Technologies, Inc.	579,024	0.1
18,788	Glatfelter Corp.	129,261	0.0
11,897	Greif, Inc. - Class A	742,135	0.1
7,744	Hawkins, Inc.	279,016	0.0
5,057	Haynes International, Inc.	165,718	0.0
20,116	HB Fuller Co.	1,211,184	0.1
203,240 (1)	Hecla Mining Co.	796,701	0.1
57,420 (2)	Hycroft Mining Holding Corp.	63,736	0.0
14,779 (2)	Ingevity Corp.	933,146	0.1
9,456	Innospec, Inc.	905,790	0.1
4,184 (2)	Intrepid Potash, Inc.	189,493	0.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Materials (continued)
6,016 (1)	Kaiser Aluminum Corp.	$475,805	0.1
8,175	Koppers Holdings, Inc.	185,082	0.0
6,330	Kronos Worldwide, Inc.	116,472	0.0
61,528 (1)(2)	Livent Corp.	1,396,070	0.2
12,023 (2)	LSB Industries, Inc.	166,639	0.0
7,838	Materion Corp.	577,896	0.1
12,419	Minerals Technologies, Inc.	761,782	0.1
14,782	Myers Industries, Inc.	335,995	0.0
6,659	Neenah, Inc.	227,338	0.0
92,448 (2)	Novagold Resources, Inc.	444,675	0.1
59,298 (2)	O-I Glass, Inc.	830,172	0.1
3,640	Olympic Steel, Inc.	93,730	0.0
38,790 (1)(2)	Origin Materials, Inc.	198,605	0.0
23,113	Orion Engineered Carbons SA	358,945	0.1
17,298	Pactiv Evergreen, Inc.	172,288	0.0
45,353 (1)(2)	Perimeter Solutions SA	491,627	0.1
6,387 (1)(2)	Piedmont Lithium, Inc.	232,551	0.0
39,832 (1)(2)	PureCycle Technologies, Inc.	295,553	0.0
5,185 (1)	Quaker Chemical Corp.	775,261	0.1
8,518	Ramaco Resources, Inc.	112,012	0.0
15,184 (1)(2)	Ranpak Holdings Corp.	106,288	0.0
26,183 (2)	Rayonier Advanced Materials, Inc.	68,600	0.0
16,158 (1)(2)	Resolute Forest Products, Inc.	206,176	0.0
6,234	Ryerson Holding Corp.	132,722	0.0
9,929	Schnitzer Steel Industries, Inc.	326,068	0.0
12,141	Schweitzer-Mauduit International, Inc.	304,982	0.0
15,816	Sensient Technologies Corp.	1,274,137	0.2
8,148	Stepan Co.	825,800	0.1
45,586 (2)	Summit Materials, Inc.	1,061,698	0.1
31,311	SunCoke Energy, Inc.	213,228	0.0
13,259	Sylvamo Corp.	433,304	0.1
18,056 (2)	TimkenSteel Corp.	337,828	0.0
10,898	Tredegar Corp.	108,980	0.0
16,399	Trimas Corp.	454,088	0.1
13,646	Trinseo PLC	524,825	0.1
44,445	Tronox Holdings PLC	746,676	0.1
19,630	Warrior Met Coal, Inc.	600,874	0.1
11,981 (1)	Worthington Industries, Inc.	528,362	0.1
		35,591,851	4.0
	Real Estate: 7.1%
34,675	Acadia Realty Trust	541,624	0.1
26,483 (1)	Agree Realty Corp.	1,910,219	0.2
29,366	Alexander & Baldwin, Inc.	527,120	0.1

See Accompanying Notes to Financial Statements

Voya Russell™ Small Cap	PORTFOLIO OF INVESTMENTS
Index Portfolio	as of June 30, 2022 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Real Estate (continued)
900	Alexander’s, Inc.	$199,944	0.0
20,281	American Assets Trust, Inc.	602,346	0.1
44,216 (2)	Anywhere Real Estate, Inc.	434,643	0.1
60,238 (2)	Apartment Investment and Management Co.	385,523	0.1
82,745	Apple Hospitality REIT, Inc.	1,213,869	0.1
26,587	Armada Hoffler Properties, Inc.	341,377	0.0
13,223 (1)(2)	Ashford Hospitality Trust, Inc.	79,074	0.0
10,390	Bluerock Residential Growth REIT, Inc.	273,153	0.0
24,993 (1)	Braemar Hotels & Resorts, Inc.	107,220	0.0
65,162	Brandywine Realty Trust	628,162	0.1
60,679 (1)	Broadstone Net Lease, Inc.	1,244,526	0.1
4,180	BRT Apartments Corp.	89,828	0.0
37,820	CareTrust REIT, Inc.	697,401	0.1
20,829	CatchMark Timber Trust, Inc.	209,540	0.0
9,853 (2)	CBL & Associates Properties, Inc.	231,447	0.0
3,848	Cedar Realty Trust, Inc.	110,784	0.0
5,850	Centerspace	477,068	0.1
20,985 (2)	Chatham Lodging Trust	219,293	0.0
16,777	City Office REIT, Inc.	217,262	0.0
10,011	Community Healthcare Trust, Inc.	362,498	0.1
98,050 (1)(2)	Compass, Inc.	353,961	0.0
43,702	Corporate Office Properties Trust SBI MD	1,144,555	0.1
2,182 (1)	CTO Realty Growth, Inc.	133,364	0.0
57,182 (1)(2)	Cushman & Wakefield PLC	871,454	0.1
81,565 (2)	DiamondRock Hospitality Co.	669,649	0.1
220,142 (2)	DigitalBridge Group, Inc.	1,074,293	0.1
92,257	Diversified Healthcare Trust	167,908	0.0
52,713 (2)	Doma Holdings, Inc.	54,294	0.0
29,831	Douglas Elliman, Inc.	142,891	0.0
32,855 (1)	Easterly Government Properties, Inc.	625,559	0.1
54,880 (1)	Empire State Realty Trust, Inc.	385,806	0.1
40,986 (2)	Equity Commonwealth	1,128,345	0.1
45,766	Essential Properties Realty Trust, Inc.	983,511	0.1
24,803 (1)	eXp World Holdings, Inc.	291,931	0.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Real Estate (continued)
16,596 (1)	Farmland Partners, Inc.	$229,025	0.0
8,692 (2)	Forestar Group, Inc.	118,993	0.0
30,017	Four Corners Property Trust, Inc.	798,152	0.1
40,743	Franklin Street Properties Corp.	169,898	0.0
2,946 (2)	FRP Holdings, Inc.	177,791	0.0
16,006	Getty Realty Corp.	424,159	0.1
15,423	Gladstone Commercial Corp.	290,569	0.0
11,986 (1)	Gladstone Land Corp.	265,610	0.0
22,600	Global Medical REIT, Inc.	253,798	0.0
39,347	Global Net Lease, Inc.	557,154	0.1
56,154 (1)	Healthcare Realty Trust, Inc.	1,527,389	0.2
14,154 (2)	Hersha Hospitality Trust	138,851	0.0
82,137 (1)	Independence Realty Trust, Inc.	1,702,700	0.2
2,004 (1)	Indus Realty Trust, Inc.	118,957	0.0
25,347	Industrial Logistics Properties Trust	356,886	0.0
10,267 (1)	Innovative Industrial Properties, Inc.	1,128,035	0.1
24,916 (1)	InvenTrust Properties Corp.	642,584	0.1
25,873	iStar, Inc.	354,719	0.0
45,372 (1)	Kennedy-Wilson Holdings, Inc.	859,346	0.1
83,607	Kite Realty Group Trust	1,445,565	0.2
15,452	LTC Properties, Inc.	593,202	0.1
105,234 (1)	LXP Industrial Trust	1,130,213	0.1
82,247	Macerich Co.	716,371	0.1
9,854	Marcus & Millichap, Inc.	364,499	0.1
17,037 (1)	National Health Investors, Inc.	1,032,613	0.1
49,560	Necessity Retail REIT, Inc./The	360,797	0.1
16,390	NETSTREIT Corp.	309,279	0.0
56,597	Newmark Group, Inc.	547,293	0.1
9,171	NexPoint Residential Trust, Inc.	573,279	0.1
25,834 (2)	Offerpad Solutions, Inc.	56,318	0.0
19,746	Office Properties Income Trust	393,933	0.1
7,617	One Liberty Properties, Inc.	197,890	0.0
20,843 (1)	Orion Office REIT, Inc.	228,439	0.0
56,156	Outfront Media, Inc.	951,844	0.1
72,148 (1)	Paramount Group, Inc.	521,630	0.1
50,099	Pebblebrook Hotel Trust	830,140	0.1
42,547 (1)	Phillips Edison & Co., Inc.	1,421,495	0.2
82,132	Physicians Realty Trust	1,433,203	0.2

See Accompanying Notes to Financial Statements

Voya Russell™ Small Cap	PORTFOLIO OF INVESTMENTS
Index Portfolio	as of June 30, 2022 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Real Estate (continued)
48,652	Piedmont Office Realty Trust, Inc.	$638,314	0.1
12,570	Plymouth Industrial REIT, Inc.	220,478	0.0
25,750 (1)	PotlatchDeltic Corp.	1,137,893	0.1
7,680	PS Business Parks, Inc.	1,437,312	0.2
8,158	RE/MAX Holdings, Inc.	200,034	0.0
39,993 (1)(2)	Redfin Corp.	329,542	0.0
46,586	Retail Opportunity Investments Corp.	735,127	0.1
63,821	RLJ Lodging Trust	703,946	0.1
6,652	RMR Group, Inc.	188,584	0.0
34,312	RPT Realty	337,287	0.0
20,585 (2)	Ryman Hospitality Properties	1,565,078	0.2
86,053	Sabra Healthcare REIT, Inc.	1,202,160	0.1
7,740	Safehold, Inc.	273,764	0.0
5,802	Saul Centers, Inc.	273,332	0.0
15,976 (1)(2)	Seritage Growth Properties	83,235	0.0
66,639	Service Properties Trust	348,522	0.0
69,720	SITE Centers Corp.	939,128	0.1
13,587 (1)	St. Joe Co.	537,502	0.1
66,272	STAG Industrial, Inc.	2,046,479	0.2
2,130 (2)	Stratus Properties, Inc.	68,639	0.0
43,051 (2)	Summit Hotel Properties, Inc.	312,981	0.0
82,676 (2)	Sunstone Hotel Investors, Inc.	820,146	0.1
39,193 (1)	Tanger Factory Outlet Centers, Inc.	557,324	0.1
6,801 (2)	Tejon Ranch Co.	105,552	0.0
27,174	Terreno Realty Corp.	1,514,407	0.2
17,557	UMH Properties, Inc.	310,057	0.0
86,796 (1)	Uniti Group, Inc.	817,618	0.1
5,422	Universal Health Realty Income Trust	288,505	0.0
44,881	Urban Edge Properties	682,640	0.1
13,618	Urstadt Biddle Properties, Inc.	220,612	0.0
35,388 (2)	Veris Residential, Inc.	468,537	0.1
33,471	Washington Real Estate Investment Trust	713,267	0.1
18,988	Whitestone REIT	204,121	0.0
44,991 (2)	Xenia Hotels & Resorts, Inc.	653,719	0.1
		63,289,903	7.1
	Utilities: 3.4%
20,701	ALLETE, Inc.	1,216,805	0.1
15,442 (2)	Altus Power, Inc.	97,439	0.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Utilities (continued)
14,070	American States Water Co.	$1,146,846	0.1
2,441	Artesian Resources Corp.	120,024	0.0
27,440	Avista Corp.	1,193,914	0.1
24,784	Black Hills Corp.	1,803,532	0.2
36,169	Brookfield Infrastructure Corp.	1,537,182	0.2
20,456	California Water Service Group	1,136,331	0.1
6,929	Chesapeake Utilities Corp.	897,652	0.1
10,676	Clearway Energy, Inc.-Class A	341,312	0.0
33,613 (1)	Clearway Energy, Inc.-Class C	1,171,077	0.1
14,246	MGE Energy, Inc.	1,108,766	0.1
6,812	Middlesex Water Co.	597,276	0.1
24,275 (1)(2)	Montauk Renewables, Inc.	243,964	0.0
37,022 (1)	New Jersey Resources Corp.	1,648,590	0.2
12,088	Northwest Natural Holding Co.	641,873	0.1
20,123	NorthWestern Corp.	1,185,848	0.1
20,300	ONE Gas, Inc.	1,648,157	0.2
17,286 (1)	Ormat Technologies, Inc.	1,354,358	0.2
16,187	Otter Tail Corp.	1,086,633	0.1
32,269	PNM Resources, Inc.	1,541,813	0.2
34,103	Portland General Electric Co.	1,648,198	0.2
9,095 (2)	Purecycle Corp.	95,861	0.0
10,504	SJW Group	655,554	0.1
44,041	South Jersey Industries, Inc.	1,503,560	0.2
25,194	Southwest Gas Holdings, Inc.	2,193,893	0.3
19,701 (1)	Spire, Inc.	1,465,163	0.2
37,255 (1)(2)	Sunnova Energy International, Inc.	686,610	0.1
6,712	Unitil Corp.	394,129	0.0
5,895	York Water Co.	238,335	0.0
		30,600,695	3.4
	Total Common Stock (Cost $656,377,057)	861,950,902	96.0

RIGHTS: 0.0%
	Consumer, Non-cyclical: - %
390 (2)(4)(5)	GTX, Inc. - CVR	—	—

	Health Care: 0.0%
4,590 (2)(4)(5)	Aduro Biotech, Inc. - CVR	—	—

See Accompanying Notes to Financial Statements

Voya Russell™ Small Cap	PORTFOLIO OF INVESTMENTS
Index Portfolio	as of June 30, 2022 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
RIGHTS: (continued)
	Health Care (continued)
37,288 (1)(2)(4)(5)	Progenics Pharmaceuticals, Inc. - CVR	$—	—
22,307 (1)(2)(4)(5)	Zogenix, Inc. - CVR	15,168	0.0
		15,168	0.0
	Total Rights
	(Cost $799)	15,168	0.0
	Total Long-Term Investments
	(Cost $656,377,856)	861,966,070	96.0
Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 27.4%
	Commercial Paper: 0.6%
4,978,000 (6)	Liberty Street Funding LLC, 1.550%, 07/01/2022 (Cost $4,977,786)	4,977,786	0.6

	Floating Rate Notes: 2.4%
800,000 (6)	ANZ Bank, 1.660%, 08/18/2022	799,877	0.1
900,000 (6)	Bank of America N.A., 1.620%, 07/06/2022	899,996	0.1
275,000 (6)	Bank of America N.A., 1.660%, 08/16/2022	274,947	0.0
925,000 (6)	Bank of Montreal, 1.650%, 07/25/2022	924,974	0.1
825,000 (6)	Bank of Nova Scotia, 1.650%, 07/12/2022	825,015	0.1
300,000 (6)	Bank of Nova Scotia, 1.680%, 07/18/2022	300,002	0.0
350,000 (6)	Barclays Bank PLC, 1.690%, 07/22/2022	349,992	0.0
725,000 (6)	Bayeriche Landesbank of New York, 1.710%, 07/27/2022	725,004	0.1
850,000 (6)	Commonwealth Bank of Australia, 1.690%, 09/01/2022	849,791	0.1
975,000 (6)	Cooperatieve Rabobank U.A./New York, 1.650%, 08/03/2022	974,946	0.1
525,000 (6)	Cooperatieve Rabobank U.A./New York, 1.660%, 08/16/2022	524,933	0.1
975,000 (6)	Credit Industriel et Commercial, 1.640%, 07/05/2022	975,013	0.1
Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Floating Rate Notes (continued)
325,000 (6)	Credit Industriel et Commercial, 1.650%, 07/07/2022	$325,006	0.0
350,000 (6)	Credit Industriel et Commercial, 1.680%, 08/08/2022	349,982	0.0
975,000 (6)	Credit Suisse AG, 1.670%, 07/19/2022	975,041	0.1
425,000 (6)	DNB Bank ASA, 1.650%, 07/08/2022	425,007	0.1
950,000 (6)	Mitsubishi UFJ Trust and Banking Corp., 1.700%, 07/26/2022	949,984	0.1
375,000 (6)	Mizuho Bank Ltd., 1.670%, 07/18/2022	374,999	0.0
450,000 (6)	National Australia Bank Ltd., 1.640%, 08/08/2022	449,961	0.1
975,000 (6)	National Bank of Canada, 1.670%, 08/09/2022	974,935	0.1
800,000 (6)	Natixis SA, 1.630%, 07/11/2022	800,011	0.1
875,000 (6)	Royal Bank of Canada, 1.660%, 08/16/2022	874,882	0.1
1,325,000 (6)	Skandinaviska Enskilda Banken AB, 1.650%, 07/20/2022	1,324,979	0.2
975,000 (6)	Societe Generale, 1.670%, 08/08/2022	975,099	0.1
325,000 (6)	Starbird Funding Corp., 1.690%, 08/23/2022	324,942	0.0
400,000 (6)	Sumitomo Mitsui Trust Bank Ltd., 1.690%, 08/01/2022	399,997	0.1
800,000 (6)	Svenska Handelsbanken AB, 1.640%, 07/11/2022	800,011	0.1
275,000 (6)	Svenska Handelsbanken AB, 1.670%, 07/29/2022	274,991	0.0
950,000 (6)	Toronto-Dominion Bank, 1.650%, 07/25/2022	949,978	0.1
975,000 (6)	Toronto-Dominion Bank, 1.660%, 08/19/2022	974,898	0.1
1,000,000 (6)	Westpac Banking Corp., 1.650%, 08/02/2022	999,952	0.1
	Total Floating Rate Notes (Cost $21,949,145)	21,949,145	2.4

See Accompanying Notes to Financial Statements

Voya Russell™ Small Cap	PORTFOLIO OF INVESTMENTS
Index Portfolio	as of June 30, 2022 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements: 15.7%
3,121,950 (6)	Amherst Pierpoint Securities LLC, Repurchase Agreement dated 06/30/22, 1.54%, due 07/01/22 (Repurchase Amount $3,122,082, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%- 5.000%, Market Value plus accrued interest $3,184,389, due 09/15/26-07/01/52)	$3,121,950	0.4
3,560,077 (6)	Bethesda Securities LLC, Repurchase Agreement dated 06/30/22, 1.58%, due 07/01/22 (Repurchase Amount $3,560,231, collateralized by various U.S. Government Agency Obligations, 2.000%- 5.500%, Market Value plus accrued interest $3,666,879, due 04/01/23-05/01/52)	3,560,077	0.4
29,126,073 (6)	Cantor Fitzgerald Securities, Repurchase Agreement dated 06/30/22, 1.55%, due 07/01/22 (Repurchase Amount $29,127,310, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%- 9.000%, Market Value plus accrued interest $29,708,595, due 08/01/22-01/20/68)	29,126,073	3.2
9,001,101 (6)	CF Secured LLC, Repurchase Agreement dated 06/30/22, 1.48%- 1.55%, due 07/01/22 (Repurchase Amount $9,001,474, collateralized by various U.S. Gov’t/U.S. Gov’t Agency Obligations, 0.000%-4.610%, Market Value plus accrued interest $9,181,123, due 09/15/22-07/20/67)	9,001,101	1.0
Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements (continued)
16,279,938 (6)	Citadel Securities LLC, Repurchase Agreement dated 06/30/22, 1.55%, due 07/01/22 (Repurchase Amount $16,280,629, collateralized by various U.S. Government Securities, 0.000%- 7.250%, Market Value plus accrued interest $16,606,379, due 07/21/22-05/15/52)	$16,279,938	1.8
8,854,624 (6)	Industrial & Comm. Bank of China, Repurchase Agreement dated 06/30/22, 1.50%, due 07/01/22 (Repurchase Amount $8,854,988, collateralized by various U.S. Government Securities, 0.000%- 3.250%, Market Value plus accrued interest $9,031,717, due 12/29/22-06/30/27)	8,854,624	1.0
9,975,881 (6)	Mirae Asset Securities USA Inc., Repurchase Agreement dated 06/30/22, 1.59%, due 07/01/22 (Repurchase Amount $9,976,316, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.550%- 8.250%, Market Value plus accrued interest $10,175,848, due 08/01/22-02/20/72)	9,975,881	1.1
42,253,482 (6)	National Bank Financial, Repurchase Agreement dated 06/30/22, 1.59%, due 07/01/22 (Repurchase Amount $42,255,323, collateralized by various U.S. Government Securities, 0.000%- 2.750%, Market Value plus accrued interest $43,098,584, due 07/01/22-09/09/49)	42,253,482	4.7

See Accompanying Notes to Financial Statements

Voya Russell™ Small Cap	PORTFOLIO OF INVESTMENTS
Index Portfolio	as of June 30, 2022 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements (continued)
19,081,910 (6)	State of Wisconsin Investment Board, Repurchase Agreement dated 06/30/22, 1.55%, due 07/01/22 (Repurchase Amount $19,082,720, collateralized by various U.S. Government Securities, 0.125%- 3.875%, Market Value plus accrued interest $19,463,578, due 01/15/25-02/15/51)	$19,081,910	2.1
	Total Repurchase Agreements (Cost $141,255,036)	141,255,036	15.7

	Time Deposits: 4.1%
5,010,000 (6)	Barclays Bank PLC, 1.590%, 07/01/2022	5,010,000	0.6
5,300,000 (6)	DZ Bank AG, 1.550%, 07/01/2022	5,300,000	0.6
4,990,000 (6)	Landesbank Baden-Wurttemberg, 1.570%, 07/01/2022	4,990,000	0.6
4,970,000 (6)	Mizuho Bank Ltd., 1.570%, 07/01/2022	4,970,000	0.5
4,500,000 (6)	Royal Bank of Canada, 1.570%, 07/01/2022	4,500,000	0.5
4,040,000 (6)	Skandinaviska Enskilda Banken AB, 1.560%, 07/01/2022	4,040,000	0.4
4,410,000 (6)	Societe Generale, 1.550%, 07/01/2022	4,410,000	0.5
3,400,000 (6)	Toronto-Dominion Bank, 1.560%, 07/01/2022	3,400,000	0.4
	Total Time Deposits (Cost $36,620,000)	36,620,000	4.1
Shares		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Mutual Funds: 4.6%
3,592,000 (6)(7)	BlackRock Liquidity Funds, FedFund, Institutional Class, 1.320%	$3,592,000	0.4
4,243,000 (6)(7)	Goldman Sachs Financial Square Government Fund - Institutional Shares, 1.380%	4,243,000	0.4
33,890,000 (6)(7)	Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Share Class), 1.380%	33,890,000	3.8
	Total Mutual Funds (Cost $41,725,000)	41,725,000	4.6
	Total Short-Term Investments (Cost $246,526,967)	246,526,967	27.4
	Total Investments in Securities (Cost $902,904,823)	$1,108,493,037	123.4
	Liabilities in Excess of Other Assets	(210,099,117)	(23.4)
	Net Assets	$898,393,920	100.0

†
Unless otherwise indicated, principal amount is shown in USD.

(1)
Security, or a portion of the security, is on loan.

(2)
Non-income producing security.

(3)
Security is a Master Limited Partnership.

(4)
For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.

(5)
Restricted security as to resale, excluding Rule 144A securities. As of June 30, 2022, the Portfolio held restricted securities with a fair value of $15,168 or 0.0% of net assets. Please refer to the table below for additional details.

(6)
All or a portion of the security represents securities purchased with cash collateral received for securities on loan.

(7)
Rate shown is the 7-day yield as of June 30, 2022.

See Accompanying Notes to Financial Statements

Voya Russell™ Small Cap	PORTFOLIO OF INVESTMENTS
Index Portfolio	as of June 30, 2022 (Unaudited) (continued)

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2022 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2022
Asset Table
Investments, at fair value
Common Stock
Communication Services	$24,505,780	$—	$—	$24,505,780
Consumer Discretionary	86,469,074	—	—	86,469,074
Consumer Staples	32,393,484	—	—	32,393,484
Energy	47,989,188	—	—	47,989,188
Financials	146,891,361	—	—	146,891,361
Health Care	145,850,500	—	—	145,850,500
Industrials	129,743,397	—	—	129,743,397
Information Technology	118,625,669	—	—	118,625,669
Materials	35,591,851	—	—	35,591,851
Real Estate	63,289,903	—	—	63,289,903
Utilities	30,600,695	—	—	30,600,695
Total Common Stock	861,950,902	—	—	861,950,902
Rights	—	—	15,168	15,168
Short-Term Investments	41,725,000	204,801,967	—	246,526,967
Total Investments, at fair value	$903,675,902	$204,801,967	$15,168	$1,108,493,037
Liabilities Table
Other Financial Instruments+
Futures	$(1,781,362)	$—	$—	$(1,781,362)
Total Liabilities	$(1,781,362)	$—	$—	$(1,781,362)
At June 30, 2022, Voya Russell™ Small Cap Index Portfolio held the following restricted securities:
Security	Acquisition Date	Acquisition Cost	Fair Value
Aduro Biotech, Inc. - CVR	10/6/2020	$—	$—
Ferroglobe PLC	6/26/2018	—	—
GTX, Inc. - CVR	6/10/2019	799	—
Progenics Pharmaceuticals, Inc. - CVR	6/22/2020	—	—
Zogenix, Inc. - CVR	3/8/2022	—	15,168
		$799	$15,168

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At June 30, 2022, the following futures contracts were outstanding for Voya Russell™ Small Cap Index Portfolio:
Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long Contracts:
E-mini Russell 2000® Index	421	09/16/22	$35,953,400	$(1,781,362)
			$35,953,400	$(1,781,362)
See Accompanying Notes to Financial Statements

Voya Russell™ Small Cap	PORTFOLIO OF INVESTMENTS
Index Portfolio	as of June 30, 2022 (Unaudited) (continued)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.
The fair value of derivative instruments as of June 30, 2022 was as follows:
Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Liability Derivatives
Equity contracts	Variation margin payable on futures contracts*	$1,781,362
Total Liability Derivatives		$1,781,362

*
The fair value presented above represents the cumulative unrealized appreciation (depreciation) on futures contracts as reported in the table within the Portfolio of Investments. In the Statement of Assets and Liabilities, only current day’s unsettled variation margin is reported in receivables or payables on futures contracts and the net cumulative unrealized appreciation (depreciation) is included in total distributable earnings (loss).

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2022 was as follows:
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$(5,589,776)
Total	$(5,589,776)
Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$(2,061,187)
Total	$(2,061,187)
At June 30, 2022, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:
Cost for federal income tax purposes was $918,269,526.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$318,432,240
Gross Unrealized Depreciation	(129,990,091)
Net Unrealized Appreciation	$188,442,149
See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya U.S. Bond Index Portfolio	as of June 30, 2022 (Unaudited)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 25.8%
	Basic Materials: 0.5%
1,000,000 (1)	Air Products and Chemicals, Inc., 1.850%, 05/15/2027	$910,798	0.1
500,000	Air Products and Chemicals, Inc., 2.050%, 05/15/2030	432,616	0.0
1,000,000	Air Products and Chemicals, Inc., 2.700%, 05/15/2040	801,395	0.0
800,000	Barrick Australian Finance Pty Ltd., 5.950%, 10/15/2039	844,134	0.0
500,000 (2)	Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co. L.P., 3.700%, 06/01/2028	482,328	0.0
750,000 (1)	Dow Chemical Co., 2.100%, 11/15/2030	618,764	0.0
351,000	Dow Chemical Co., 4.250%, 10/01/2034	333,474	0.0
750,000 (1)	Dow Chemical Co/The, 3.600%, 11/15/2050	573,616	0.0
1,000,000	DuPont de Nemours, Inc., 5.419%, 11/15/2048	995,429	0.1
400,000	Eastman Chemical Co., 4.650%, 10/15/2044	345,471	0.0
750,000	Ecolab, Inc., 2.700%, 12/15/2051	535,671	0.0
532,000	International Paper Co., 4.350%, 08/15/2048	473,636	0.0
500,000	Linde, Inc./CT, 1.100%, 08/10/2030	400,361	0.0
282,000	LYB International Finance BV, 4.000%, 07/15/2023	281,886	0.0
981,000	LYB International Finance III LLC, 1.250%, 10/01/2025	888,782	0.0
750,000	LYB International Finance III LLC, 3.375%, 10/01/2040	578,681	0.0
250,000	Mosaic Co/The, 5.450%, 11/15/2033	257,900	0.0
1,000,000	Nucor Corp., 2.000%, 06/01/2025	942,024	0.1
1,000,000 (1)	Nutrien Ltd., 2.950%, 05/13/2030	890,891	0.0
1,000,000	Nutrien Ltd., 3.150%, 10/01/2022	1,000,664	0.1
500,000	PPG Industries, Inc., 1.200%, 03/15/2026	449,781	0.0
500,000	PPG Industries, Inc., 2.550%, 06/15/2030	440,938	0.0
750,000	Rio Tinto Finance USA Ltd., 7.125%, 07/15/2028	864,462	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Basic Materials (continued)
1,000,000	Sherwin-Williams Co/The, 3.450%, 06/01/2027	$953,960	0.1
250,000 (1)	Southern Copper Corp., 5.875%, 04/23/2045	259,468	0.0
350,000	Southern Copper Corp., 6.750%, 04/16/2040	396,081	0.0
		15,953,211	0.5
	Communications: 2.8%
500,000 (1)	Alibaba Group Holding Ltd., 2.125%, 02/09/2031	413,927	0.0
1,000,000	Alibaba Group Holding Ltd., 2.800%, 06/06/2023	993,310	0.0
1,000,000	Alibaba Group Holding Ltd., 3.400%, 12/06/2027	956,235	0.0
1,000,000	Alphabet, Inc., 1.100%, 08/15/2030	821,610	0.0
2,000,000	Alphabet, Inc., 1.900%, 08/15/2040	1,437,196	0.1
1,000,000 (1)	Amazon.com, Inc., 2.800%, 08/22/2024	993,178	0.0
1,000,000	Amazon.com, Inc., 3.150%, 08/22/2027	973,201	0.0
1,000,000	Amazon.com, Inc., 3.800%, 12/05/2024	1,011,557	0.1
1,000,000	Amazon.com, Inc., 4.800%, 12/05/2034	1,048,822	0.1
1,000,000	AT&T, Inc., 1.700%, 03/25/2026	915,349	0.0
1,000,000	AT&T, Inc., 2.300%, 06/01/2027	913,558	0.0
4,359,000	AT&T, Inc., 2.550%, 12/01/2033	3,541,202	0.1
2,000,000	AT&T, Inc., 3.500%, 06/01/2041	1,600,280	0.1
5,086,000	AT&T, Inc., 3.500%, 09/15/2053	3,863,759	0.1
1,770,000	AT&T, Inc., 3.550%, 09/15/2055	1,329,102	0.1
1,000,000	AT&T, Inc., 3.650%, 06/01/2051	783,646	0.0
208,000	AT&T, Inc., 3.650%, 09/15/2059	156,243	0.0
1,264,000	AT&T, Inc., 3.800%, 12/01/2057	979,131	0.0
1,000,000	AT&T, Inc., 4.500%, 05/15/2035	951,726	0.0
500,000	AT&T, Inc., 4.650%, 06/01/2044	454,968	0.0
1,000,000	Baidu, Inc., 1.720%, 04/09/2026	916,285	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya U.S. Bond Index Portfolio	as of June 30, 2022 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Communications (continued)
500,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 2.300%, 02/01/2032	$378,863	0.0
750,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 3.500%, 06/01/2041	526,105	0.0
1,500,000 (1)	Charter Communications Operating LLC / Charter Communications Operating Capital, 4.908%, 07/23/2025	1,505,516	0.1
1,500,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 5.375%, 05/01/2047	1,280,162	0.1
1,000,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 6.484%, 10/23/2045	974,245	0.0
1,000,000 (1)	Cisco Systems, Inc., 3.625%, 03/04/2024	1,006,351	0.1
1,500,000	Cisco Systems, Inc., 5.500%, 01/15/2040	1,639,280	0.1
3,000,000 (1)	Comcast Corp., 1.950%, 01/15/2031	2,498,421	0.1
336,000	Comcast Corp., 2.887%, 11/01/2051	240,470	0.0
3,578,000	Comcast Corp., 2.937%, 11/01/2056	2,493,619	0.1
1,321,000	Comcast Corp., 2.987%, 11/01/2063	902,955	0.0
500,000	Comcast Corp., 3.375%, 02/15/2025	496,180	0.0
1,000,000	Comcast Corp., 3.750%, 04/01/2040	878,154	0.0
724,000	Comcast Corp., 3.969%, 11/01/2047	627,627	0.0
750,000	Comcast Corp., 4.200%, 08/15/2034	722,406	0.0
750,000	Comcast Corp., 4.250%, 01/15/2033	737,829	0.0
68,000	Comcast Corp., 6.500%, 11/15/2035	79,497	0.0
1,500,000	Deutsche Telekom International Finance BV, 8.750%, 06/15/2030	1,850,998	0.1
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Communications (continued)
1,250,000 (1)	Discovery Communications LLC, 3.625%, 05/15/2030	$1,112,651	0.1
250,000	Discovery Communications LLC, 3.900%, 11/15/2024	246,189	0.0
1,500,000	eBay, Inc., 2.700%, 03/11/2030	1,283,328	0.1
500,000	Interpublic Group of Cos, Inc./The, 2.400%, 03/01/2031	407,807	0.0
10,000	Motorola Solutions, Inc., 4.000%, 09/01/2024	9,964	0.0
306,000	NBCUniversal Media, LLC, 4.450%, 01/15/2043	283,569	0.0
500,000	Orange SA, 5.500%, 02/06/2044	521,993	0.0
250,000	Paramount Global, 4.000%, 01/15/2026	244,193	0.0
2,500,000	Paramount Global, 4.200%, 05/19/2032	2,207,915	0.1
390,000	Paramount Global, 4.375%, 03/15/2043	302,292	0.0
440,000	Paramount Global, 5.850%, 09/01/2043	411,911	0.0
250,000	Rogers Communications, Inc., 5.000%, 03/15/2044	233,230	0.0
500,000	Telefonica Emisiones SAU, 4.103%, 03/08/2027	489,964	0.0
750,000	Telefonica Emisiones SAU, 4.665%, 03/06/2038	663,186	0.0
1,000,000 (2)	Tencent Holdings Ltd., 2.985%, 01/19/2023	998,175	0.1
1,000,000	Time Warner Cable LLC, 4.500%, 09/15/2042	782,275	0.0
1,538,000	T-Mobile USA, Inc., 3.875%, 04/15/2030	1,436,791	0.1
300,000	TWDC Enterprises 18 Corp., 2.350%, 12/01/2022	299,359	0.0
400,000	TWDC Enterprises 18 Corp., 3.000%, 02/13/2026	388,690	0.0
300,000	TWDC Enterprises 18 Corp., 4.125%, 06/01/2044	271,997	0.0
1,000,000	Verizon Communications, Inc., 1.750%, 01/20/2031	804,159	0.0
1,014,000	Verizon Communications, Inc., 2.355%, 03/15/2032	841,617	0.0
1,000,000	Verizon Communications, Inc., 2.550%, 03/21/2031	855,857	0.0
1,000,000	Verizon Communications, Inc., 2.650%, 11/20/2040	735,241	0.0
750,000	Verizon Communications, Inc., 3.550%, 03/22/2051	602,596	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya U.S. Bond Index Portfolio	as of June 30, 2022 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Communications (continued)
2,000,000	Verizon Communications, Inc., 4.000%, 03/22/2050	$1,732,925	0.1
1,585,000	Verizon Communications, Inc., 4.329%, 09/21/2028	1,578,014	0.1
1,650,000	Verizon Communications, Inc., 4.400%, 11/01/2034	1,583,424	0.1
3,000,000	Verizon Communications, Inc., 4.750%, 11/01/2041	2,879,579	0.1
1,636,000	Verizon Communications, Inc., 4.862%, 08/21/2046	1,613,885	0.1
2,000,000	Vodafone Group PLC, 4.125%, 05/30/2025	2,010,297	0.1
1,000,000	Vodafone Group PLC, 6.150%, 02/27/2037	1,080,936	0.1
200,000 (1)	Walt Disney Co/The, 1.750%, 08/30/2024	192,956	0.0
1,000,000	Walt Disney Co/The, 1.750%, 01/13/2026	931,108	0.0
1,000,000	Walt Disney Co/The, 2.200%, 01/13/2028	907,317	0.0
2,000,000	Walt Disney Co/The, 2.650%, 01/13/2031	1,761,979	0.1
3,000,000	Walt Disney Co/The, 3.500%, 05/13/2040	2,562,019	0.1
1,000,000 (1)	Walt Disney Co/The, 3.600%, 01/13/2051	836,855	0.0
250,000	Walt Disney Co/The, 4.750%, 09/15/2044	244,480	0.0
		80,243,686	2.8
	Consumer, Cyclical: 1.3%
185,500	American Airlines 2016-2 Class AA Pass Through Trust, 3.200%, 12/15/2029	169,994	0.0
746,788	American Airlines 2016-3 Class AA Pass Through Trust, 3.000%, 04/15/2030	678,584	0.0
189,375	American Airlines 2017-1 Class AA Pass Through Trust, 3.650%, 08/15/2030	176,956	0.0
951,182	American Airlines 2017-2 Class AA Pass Through Trust, 3.350%, 04/15/2031	876,097	0.0
2,000,000	American Honda Finance Corp., 1.200%, 07/08/2025	1,847,678	0.1
500,000 (1)	American Honda Finance Corp., 1.500%, 01/13/2025	475,065	0.0
500,000	American Honda Finance Corp., 2.000%, 03/24/2028	443,601	0.0
500,000	American Honda Finance Corp., 2.300%, 09/09/2026	467,512	0.0
500,000	AutoZone, Inc., 1.650%, 01/15/2031	392,578	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Cyclical (continued)
750,000	AutoZone, Inc., 3.125%, 07/15/2023	$747,273	0.0
1,000,000 (1)	BorgWarner, Inc., 2.650%, 07/01/2027	909,280	0.0
500,000	Cummins, Inc., 1.500%, 09/01/2030	405,694	0.0
250,000	Cummins, Inc., 2.600%, 09/01/2050	171,360	0.0
1,000,000	General Motors Co., 5.400%, 10/02/2023	1,015,434	0.1
750,000	General Motors Co., 6.600%, 04/01/2036	760,630	0.0
500,000	General Motors Financial Co., Inc., 1.050%, 03/08/2024	474,309	0.0
500,000	General Motors Financial Co., Inc., 2.400%, 04/10/2028	423,072	0.0
1,000,000	General Motors Financial Co., Inc., 3.250%, 01/05/2023	998,513	0.1
750,000	General Motors Financial Co., Inc., 3.700%, 05/09/2023	750,077	0.0
500,000	General Motors Financial Co., Inc., 3.850%, 01/05/2028	459,227	0.0
500,000	General Motors Financial Co., Inc., 4.350%, 01/17/2027	480,064	0.0
1,000,000	General Motors Financial Co., Inc., 5.250%, 03/01/2026	1,002,788	0.1
1,000,000	Home Depot, Inc./The, 2.700%, 04/15/2030	907,864	0.0
500,000	Home Depot, Inc./The, 2.800%, 09/14/2027	477,321	0.0
1,000,000	Home Depot, Inc./The, 3.300%, 04/15/2040	850,710	0.0
2,350,000	Home Depot, Inc./The, 5.875%, 12/16/2036	2,705,572	0.1
500,000 (1)	Kohl’s Corp., 3.375%, 05/01/2031	434,195	0.0
500,000	Lear Corp., 4.250%, 05/15/2029	459,728	0.0
500,000	Lear Corp., 5.250%, 05/15/2049	434,363	0.0
750,000	Lowe’s Cos, Inc., 2.625%, 04/01/2031	642,756	0.0
1,000,000	Lowe’s Cos, Inc., 3.100%, 05/03/2027	953,191	0.1

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya U.S. Bond Index Portfolio	as of June 30, 2022 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Cyclical (continued)
500,000	Lowe’s Cos, Inc., 3.650%, 04/05/2029	$471,866	0.0
500,000	Marriott International, Inc./MD, 2.850%, 04/15/2031	415,156	0.0
500,000	Marriott International, Inc./MD, 3.125%, 02/15/2023	498,802	0.0
325,000	McDonalds Corp., 6.300%, 10/15/2037	373,157	0.0
500,000	McDonald’s Corp., 3.700%, 01/30/2026	499,325	0.0
400,000	McDonald’s Corp., 4.600%, 05/26/2045	376,561	0.0
500,000	McDonald’s Corp., 4.700%, 12/09/2035	498,474	0.0
500,000	NIKE, Inc., 2.375%, 11/01/2026	476,133	0.0
500,000 (1)	NIKE, Inc., 3.375%, 11/01/2046	428,214	0.0
300,000	O’Reilly Automotive, Inc., 3.800%, 09/01/2022	300,368	0.0
500,000 (1)	Starbucks Corp., 3.000%, 02/14/2032	435,201	0.0
1,250,000	Starbucks Corp., 3.100%, 03/01/2023	1,252,555	0.1
500,000	Starbucks Corp., 3.550%, 08/15/2029	469,951	0.0
500,000	Target Corp., 1.950%, 01/15/2027	464,209	0.0
750,000	Target Corp., 2.950%, 01/15/2052	568,935	0.0
1,000,000 (1)	Target Corp., 3.500%, 07/01/2024	1,003,653	0.1
1,000,000 (1)	TJX Cos, Inc./The, 1.600%, 05/15/2031	806,526	0.0
1,000,000 (1)	Toyota Motor Credit Corp., 1.350%, 08/25/2023	978,118	0.1
1,000,000	Toyota Motor Credit Corp., 1.800%, 02/13/2025	954,587	0.1
500,000	Toyota Motor Credit Corp., 1.900%, 04/06/2028	444,860	0.0
1,000,000 (1)	Toyota Motor Credit Corp., 2.700%, 01/11/2023	996,989	0.1
1,000,000	Toyota Motor Credit Corp., 3.050%, 01/11/2028	946,628	0.1
500,000	Toyota Motor Credit Corp., 3.200%, 01/11/2027	484,811	0.0
354,941	United Airlines 2015-1 Class AA Pass Through Trust, 3.450%, 06/01/2029	331,177	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Cyclical (continued)
190,639	United Airlines 2016-1 Class A Pass Through Trust, 3.450%, 01/07/2030	$165,666	0.0
44,990	United Airlines 2016-1 Class AA Pass Through Trust, 3.100%, 01/07/2030	41,183	0.0
833,896	United Airlines 2018-1 Class AA Pass Through Trust, 3.500%, 09/01/2031	763,635	0.0
88,000	Walgreens Boots Alliance, Inc., 3.450%, 06/01/2026	85,735	0.0
1,000,000	Walmart, Inc., 3.300%, 04/22/2024	1,002,762	0.1
300,000	Whirlpool Corp., 3.700%, 05/01/2025	298,344	0.0
200,000	Whirlpool Corp., 4.000%, 03/01/2024	201,266	0.0
		39,026,333	1.3
	Consumer, Non-cyclical: 4.5%
1,000,000	Abbott Laboratories, 1.400%, 06/30/2030	834,595	0.0
284,000	Abbott Laboratories, 3.750%, 11/30/2026	286,056	0.0
339,000	Abbott Laboratories, 4.750%, 11/30/2036	359,775	0.0
500,000	Abbott Laboratories, 4.750%, 04/15/2043	509,759	0.0
1,000,000	Abbott Laboratories, 4.900%, 11/30/2046	1,050,663	0.1
500,000	AbbVie, Inc., 2.800%, 03/15/2023	498,695	0.0
1,500,000	AbbVie, Inc., 3.200%, 05/14/2026	1,447,612	0.1
1,000,000	AbbVie, Inc., 3.200%, 11/21/2029	920,742	0.0
500,000	AbbVie, Inc., 3.250%, 10/01/2022	500,000	0.0
1,250,000	AbbVie, Inc., 3.600%, 05/14/2025	1,231,356	0.1
750,000	AbbVie, Inc., 3.800%, 03/15/2025	744,934	0.0
1,000,000	AbbVie, Inc., 4.050%, 11/21/2039	893,416	0.0
1,000,000	AbbVie, Inc., 4.250%, 11/21/2049	889,443	0.0
500,000	AbbVie, Inc., 4.300%, 05/14/2036	470,454	0.0
500,000	AbbVie, Inc., 4.450%, 05/14/2046	454,672	0.0
1,000,000	AbbVie, Inc., 4.500%, 05/14/2035	972,107	0.1

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya U.S. Bond Index Portfolio	as of June 30, 2022 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical (continued)
750,000	AbbVie, Inc., 4.550%, 03/15/2035	$730,700	0.0
500,000	Aetna, Inc., 2.750%, 11/15/2022	499,497	0.0
250,000	Aetna, Inc., 3.500%, 11/15/2024	247,215	0.0
300,000	Aetna, Inc., 4.500%, 05/15/2042	268,994	0.0
300,000	Altria Group, Inc., 4.250%, 08/09/2042	224,444	0.0
138,000	Altria Group, Inc., 4.800%, 02/14/2029	131,294	0.0
500,000	Altria Group, Inc., 5.800%, 02/14/2039	455,139	0.0
2,000,000	AmerisourceBergen Corp., 2.800%, 05/15/2030	1,750,255	0.1
250,000	AmerisourceBergen Corp., 4.250%, 03/01/2045	216,163	0.0
500,000 (1)	Amgen, Inc., 2.250%, 08/19/2023	494,183	0.0
2,000,000 (1)	Amgen, Inc., 2.300%, 02/25/2031	1,702,215	0.1
1,000,000	Amgen, Inc., 3.150%, 02/21/2040	792,244	0.0
1,500,000	Amgen, Inc., 4.400%, 05/01/2045	1,355,839	0.1
3,500,000	Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide, Inc., 4.900%, 02/01/2046	3,296,179	0.1
1,500,000 (1)	Anheuser-Busch InBev Worldwide, Inc., 3.500%, 06/01/2030	1,407,506	0.1
250,000	Anheuser-Busch InBev Worldwide, Inc., 3.750%, 07/15/2042	202,877	0.0
1,500,000	Anheuser-Busch InBev Worldwide, Inc., 4.350%, 06/01/2040	1,344,916	0.1
1,500,000	Anheuser-Busch InBev Worldwide, Inc., 4.500%, 06/01/2050	1,350,993	0.1
750,000	Anheuser-Busch InBev Worldwide, Inc., 8.200%, 01/15/2039	969,832	0.1
100,000	AstraZeneca PLC, 3.500%, 08/17/2023	100,324	0.0
1,000,000	AstraZeneca PLC, 4.000%, 01/17/2029	996,794	0.1
1,000,000	AstraZeneca PLC, 4.375%, 08/17/2048	983,095	0.1
1,400,000	AstraZeneca PLC, 6.450%, 09/15/2037	1,684,124	0.1
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical (continued)
500,000	Automatic Data Processing, Inc., 3.375%, 09/15/2025	$500,583	0.0
1,000,000	BAT Capital Corp., 3.222%, 08/15/2024	973,056	0.1
224,000	Baxalta, Inc., 4.000%, 06/23/2025	222,929	0.0
1,000,000	Becton Dickinson and Co., 1.957%, 02/11/2031	808,250	0.0
750,000	Biogen, Inc., 4.050%, 09/15/2025	743,408	0.0
500,000	Boston Scientific Corp., 1.900%, 06/01/2025	472,763	0.0
500,000	Boston Scientific Corp., 2.650%, 06/01/2030	436,769	0.0
1,000,000	Bristol-Myers Squibb Co., 1.125%, 11/13/2027	880,186	0.0
1,000,000	Bristol-Myers Squibb Co., 2.350%, 11/13/2040	741,403	0.0
500,000	Bristol-Myers Squibb Co., 3.250%, 08/01/2042	412,963	0.0
1,000,000	Bristol-Myers Squibb Co., 3.900%, 02/20/2028	1,002,061	0.1
500,000	Bristol-Myers Squibb Co., 4.625%, 05/15/2044	493,954	0.0
500,000	Cardinal Health, Inc., 3.200%, 03/15/2023	499,998	0.0
500,000	Cardinal Health, Inc., 4.900%, 09/15/2045	454,141	0.0
500,000 (1)	Cigna Corp., 1.250%, 03/15/2026	451,656	0.0
500,000	Cigna Corp., 2.375%, 03/15/2031	422,534	0.0
750,000	Cigna Corp., 3.250%, 04/15/2025	736,084	0.0
500,000	Cigna Corp., 3.400%, 03/01/2027	481,237	0.0
500,000	Cigna Corp., 3.400%, 03/15/2051	385,434	0.0
250,000	Cigna Corp., 3.500%, 06/15/2024	248,613	0.0
1,000,000	Cigna Corp., 4.800%, 08/15/2038	974,441	0.1
500,000	Cigna Corp., 4.800%, 07/15/2046	477,408	0.0
500,000	Cigna Corp., 4.900%, 12/15/2048	481,108	0.0
1,000,000	Clorox Co/The, 1.800%, 05/15/2030	818,793	0.0
500,000	Coca-Cola Co., 1.500%, 03/05/2028	445,017	0.0
1,000,000	Coca-Cola Co., 1.650%, 06/01/2030	848,860	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya U.S. Bond Index Portfolio	as of June 30, 2022 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical (continued)
1,500,000 (1)	Coca-Cola Co., 2.000%, 03/05/2031	$1,294,831	0.1
1,000,000	Coca-Cola Co., 2.500%, 03/15/2051	726,171	0.0
1,000,000 (1)	Coca-Cola Co., 2.900%, 05/25/2027	972,803	0.1
500,000 (1)	Coca-Cola Co., 3.000%, 03/05/2051	404,755	0.0
750,000	Colgate-Palmolive Co., 2.250%, 11/15/2022	748,698	0.0
222,000	Conagra Brands, Inc., 3.200%, 01/25/2023	221,862	0.0
1,500,000	CVS Health Corp., 2.700%, 08/21/2040	1,085,417	0.1
750,000	CVS Health Corp., 2.750%, 12/01/2022	749,759	0.0
250,000	CVS Health Corp., 3.375%, 08/12/2024	248,674	0.0
443,000	CVS Health Corp., 3.875%, 07/20/2025	440,863	0.0
389,000	CVS Health Corp., 4.300%, 03/25/2028	385,270	0.0
1,000,000	CVS Health Corp., 4.780%, 03/25/2038	948,173	0.1
2,000,000 (1)	CVS Health Corp., 5.050%, 03/25/2048	1,917,377	0.1
1,000,000	CVS Health Corp., 5.125%, 07/20/2045	965,425	0.1
200,000	CVS Health Corp., 5.300%, 12/05/2043	200,151	0.0
500,000	Danaher Corp., 2.800%, 12/10/2051	360,903	0.0
2,000,000	Diageo Capital PLC, 2.125%, 04/29/2032	1,670,142	0.1
1,000,000	Diageo Capital PLC, 3.500%, 09/18/2023	1,003,841	0.1
1,000,000	Diageo Capital PLC, 3.875%, 05/18/2028	995,039	0.1
750,000	Elevance Health, Inc., 1.500%, 03/15/2026	685,769	0.0
750,000 (1)	Elevance Health, Inc., 2.550%, 03/15/2031	648,431	0.0
250,000	Elevance Health, Inc., 3.500%, 08/15/2024	249,303	0.0
1,000,000	Elevance Health, Inc., 3.650%, 12/01/2027	974,049	0.1
750,000	Elevance Health, Inc., 4.101%, 03/01/2028	742,892	0.0
250,000	Elevance Health, Inc., 4.650%, 08/15/2044	237,988	0.0
3,750,000 (1)	Eli Lilly & Co., 2.250%, 05/15/2050	2,654,359	0.1
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical (continued)
500,000	Estee Lauder Cos, Inc./The, 1.950%, 03/15/2031	$421,619	0.0
300,000	Estee Lauder Cos, Inc./The, 3.700%, 08/15/2042	256,987	0.0
500,000 (1)	Flowers Foods, Inc., 2.400%, 03/15/2031	413,165	0.0
751,000 (1)	General Mills, Inc., 3.000%, 02/01/2051	547,424	0.0
500,000	Gilead Sciences, Inc., 2.500%, 09/01/2023	494,880	0.0
750,000	Gilead Sciences, Inc., 3.500%, 02/01/2025	741,859	0.0
260,000	Gilead Sciences, Inc., 3.650%, 03/01/2026	255,767	0.0
150,000	Gilead Sciences, Inc., 3.700%, 04/01/2024	150,245	0.0
250,000	Gilead Sciences, Inc., 4.150%, 03/01/2047	220,027	0.0
200,000	Gilead Sciences, Inc., 4.500%, 02/01/2045	184,576	0.0
750,000	Gilead Sciences, Inc., 4.750%, 03/01/2046	720,814	0.0
350,000	Gilead Sciences, Inc., 4.800%, 04/01/2044	339,424	0.0
500,000	GlaxoSmithKline Capital, Inc., 6.375%, 05/15/2038	598,193	0.0
750,000	Hershey Co/The, 2.300%, 08/15/2026	713,524	0.0
1,750,000	Humana, Inc., 3.850%, 10/01/2024	1,749,057	0.1
500,000	Humana, Inc., 4.950%, 10/01/2044	487,145	0.0
1,000,000	Johnson & Johnson, 2.450%, 03/01/2026	974,402	0.1
1,000,000	Johnson & Johnson, 2.900%, 01/15/2028	967,096	0.1
500,000	Johnson & Johnson, 2.950%, 03/03/2027	487,879	0.0
1,000,000	Johnson & Johnson, 3.625%, 03/03/2037	949,286	0.1
500,000	Johnson & Johnson, 3.700%, 03/01/2046	461,450	0.0
500,000 (1)	Johnson & Johnson, 3.750%, 03/03/2047	464,220	0.0
1,000,000	Kellogg Co., 2.100%, 06/01/2030	832,996	0.0
500,000	Kellogg Co., 3.250%, 04/01/2026	487,011	0.0
500,000	Keurig Dr Pepper, Inc., 0.750%, 03/15/2024	475,895	0.0
500,000	Keurig Dr Pepper, Inc., 2.250%, 03/15/2031	411,231	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya U.S. Bond Index Portfolio	as of June 30, 2022 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical (continued)
500,000	Keurig Dr Pepper, Inc., 3.350%, 03/15/2051	$373,116	0.0
250,000	Keurig Dr Pepper, Inc., 3.400%, 11/15/2025	244,302	0.0
350,000	Keurig Dr Pepper, Inc., 4.500%, 11/15/2045	310,332	0.0
1,000,000	Kroger Co., 2.650%, 10/15/2026	936,192	0.0
250,000	Kroger Co., 4.450%, 02/01/2047	226,328	0.0
879,000	Kroger Co., 7.500%, 04/01/2031	1,043,680	0.1
250,000	Laboratory Corp. of America Holdings, 4.700%, 02/01/2045	222,530	0.0
500,000 (1)	McCormick & Co., Inc./MD, 1.850%, 02/15/2031	398,390	0.0
1,000,000	McKesson Corp., 0.900%, 12/03/2025	904,451	0.0
250,000	Mead Johnson Nutrition Co., 4.600%, 06/01/2044	242,025	0.0
716,000	Medtronic, Inc., 4.375%, 03/15/2035	715,192	0.0
72,000	Medtronic, Inc., 4.625%, 03/15/2045	72,313	0.0
1,000,000 (1)	Merck & Co., Inc., 0.750%, 02/24/2026	907,233	0.0
1,000,000	Merck & Co., Inc., 1.450%, 06/24/2030	831,749	0.0
500,000 (1)	Merck & Co., Inc., 1.700%, 06/10/2027	454,592	0.0
500,000	Merck & Co., Inc., 2.750%, 12/10/2051	370,195	0.0
250,000	Merck & Co., Inc., 3.700%, 02/10/2045	219,000	0.0
1,000,000	Merck & Co., Inc., 3.900%, 03/07/2039	946,211	0.0
1,000,000	Merck & Co., Inc., 4.150%, 05/18/2043	950,341	0.1
500,000	Molson Coors Beverage Co., 5.000%, 05/01/2042	463,210	0.0
460,000	Mondelez International, Inc., 2.750%, 04/13/2030	404,440	0.0
200,000	Mylan, Inc., 4.200%, 11/29/2023	199,441	0.0
500,000	Novartis Capital Corp., 2.200%, 08/14/2030	441,120	0.0
500,000 (1)	Novartis Capital Corp., 2.750%, 08/14/2050	389,729	0.0
500,000	Novartis Capital Corp., 3.100%, 05/17/2027	487,032	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical (continued)
500,000 (1)	Novartis Capital Corp., 3.400%, 05/06/2024	$502,485	0.0
1,000,000	PayPal Holdings, Inc., 1.650%, 06/01/2025	944,293	0.0
1,000,000 (1)	PayPal Holdings, Inc., 2.300%, 06/01/2030	859,396	0.0
2,500,000	PepsiCo, Inc., 1.625%, 05/01/2030	2,122,129	0.1
1,000,000	PepsiCo, Inc., 3.600%, 03/01/2024	1,007,225	0.1
1,000,000	Pfizer, Inc., 3.450%, 03/15/2029	971,788	0.1
1,000,000	Pfizer, Inc., 3.900%, 03/15/2039	944,426	0.0
500,000	Pfizer, Inc., 4.000%, 12/15/2036	486,730	0.0
1,000,000	Pfizer, Inc., 4.100%, 09/15/2038	966,658	0.1
500,000	Pfizer, Inc., 4.125%, 12/15/2046	480,600	0.0
1,000,000	Pfizer, Inc., 4.300%, 06/15/2043	969,038	0.1
500,000	Philip Morris International, Inc., 2.125%, 05/10/2023	495,930	0.0
750,000	Philip Morris International, Inc., 2.500%, 11/02/2022	749,530	0.0
500,000 (1)	Philip Morris International, Inc., 3.125%, 03/02/2028	456,488	0.0
250,000	Philip Morris International, Inc., 3.250%, 11/10/2024	246,921	0.0
500,000	Philip Morris International, Inc., 3.875%, 08/21/2042	391,882	0.0
750,000 (1)	Procter & Gamble Co/The, 1.000%, 04/23/2026	689,603	0.0
750,000	Procter & Gamble Co/The, 1.950%, 04/23/2031	648,215	0.0
750,000	Procter & Gamble Co/The, 2.800%, 03/25/2027	726,182	0.0
1,000,000	Quest Diagnostics, Inc., 2.800%, 06/30/2031	857,779	0.0
500,000	Reynolds American, Inc., 5.700%, 08/15/2035	474,957	0.0
1,250,000	Reynolds American, Inc., 6.150%, 09/15/2043	1,160,440	0.1
1,000,000	Sanofi, 3.625%, 06/19/2028	987,049	0.1
500,000	Stryker Corp., 3.500%, 03/15/2026	491,320	0.0
750,000	Tyson Foods, Inc., 3.550%, 06/02/2027	719,390	0.0
150,000 (1)	Unilever Capital Corp., 2.600%, 05/05/2024	147,969	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya U.S. Bond Index Portfolio	as of June 30, 2022 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical (continued)
500,000 (1)	Unilever Capital Corp., 3.250%, 03/07/2024	$500,833	0.0
1,000,000	Unilever Capital Corp., 3.500%, 03/22/2028	975,563	0.1
1,000,000	UnitedHealth Group, Inc., 2.000%, 05/15/2030	857,798	0.0
500,000	UnitedHealth Group, Inc., 2.750%, 02/15/2023	498,354	0.0
1,000,000	UnitedHealth Group, Inc., 2.750%, 05/15/2040	780,493	0.0
500,000	UnitedHealth Group, Inc., 2.875%, 03/15/2023	499,312	0.0
500,000	UnitedHealth Group, Inc., 2.900%, 05/15/2050	375,502	0.0
500,000	UnitedHealth Group, Inc., 2.950%, 10/15/2027	480,597	0.0
500,000	UnitedHealth Group, Inc., 3.100%, 03/15/2026	489,896	0.0
500,000	UnitedHealth Group, Inc., 3.125%, 05/15/2060	365,918	0.0
1,000,000	UnitedHealth Group, Inc., 3.500%, 06/15/2023	1,003,680	0.1
1,000,000	UnitedHealth Group, Inc., 3.850%, 06/15/2028	994,597	0.1
1,000,000	UnitedHealth Group, Inc., 4.250%, 04/15/2047	939,123	0.0
250,000	UnitedHealth Group, Inc., 4.625%, 07/15/2035	254,144	0.0
250,000	UnitedHealth Group, Inc., 4.750%, 07/15/2045	252,063	0.0
1,000,000	Zoetis, Inc., 2.000%, 05/15/2030	838,166	0.0
1,000,000	Zoetis, Inc., 3.000%, 05/15/2050	741,495	0.0
500,000	Zoetis, Inc., 4.500%, 11/13/2025	506,989	0.0
		128,627,957	4.5
	Energy: 1.9%
1,000,000	Baker Hughes Holdings LLC / Baker Hughes Co-Obligor, Inc., 3.138%, 11/07/2029	904,127	0.0
250,000	Boardwalk Pipelines L.P., 4.950%, 12/15/2024	251,930	0.0
500,000	Boardwalk Pipelines L.P., 5.950%, 06/01/2026	520,003	0.0
1,000,000	BP Capital Markets America, Inc., 2.750%, 05/10/2023	998,351	0.1
500,000	BP Capital Markets America, Inc., 3.017%, 01/16/2027	476,765	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Energy (continued)
250,000	BP Capital Markets America, Inc., 3.119%, 05/04/2026	$242,786	0.0
500,000	BP Capital Markets America, Inc., 3.379%, 02/08/2061	370,575	0.0
1,000,000	BP Capital Markets America, Inc., 3.937%, 09/21/2028	978,940	0.0
250,000	Canadian Natural Resources Ltd., 3.800%, 04/15/2024	248,431	0.0
500,000 (1)	Chevron Corp., 2.895%, 03/03/2024	499,072	0.0
500,000	Chevron Corp., 2.954%, 05/16/2026	488,190	0.0
300,000	Chevron USA, Inc., 3.900%, 11/15/2024	303,735	0.0
2,000,000 (1)(2)	ConocoPhillips Co., 4.025%, 03/15/2062	1,698,796	0.1
129,000	ConocoPhillips Co., 4.150%, 11/15/2034	119,935	0.0
500,000	ConocoPhillips Co., 4.300%, 11/15/2044	458,617	0.0
66,000 (2)	Eastern Gas Transmission & Storage, Inc., 3.600%, 12/15/2024	65,430	0.0
500,000	Ecopetrol SA, 4.125%, 01/16/2025	464,200	0.0
250,000 (1)	Enbridge, Inc., 3.500%, 06/10/2024	247,465	0.0
250,000	Enbridge, Inc., 4.500%, 06/10/2044	219,668	0.0
500,000	Energy Transfer L.P., 3.450%, 01/15/2023	498,592	0.0
500,000	Energy Transfer L.P., 3.600%, 02/01/2023	498,695	0.0
500,000	Energy Transfer L.P., 4.950%, 01/15/2043	414,955	0.0
800,000	Energy Transfer L.P., 6.125%, 12/15/2045	764,620	0.0
1,809,000	Energy Transfer L.P., 6.500%, 02/01/2042	1,806,285	0.1
1,000,000	Enterprise Products Operating LLC, 3.200%, 02/15/2052	719,605	0.0
500,000	Enterprise Products Operating LLC, 3.700%, 02/15/2026	491,997	0.0
100,000	Enterprise Products Operating LLC, 3.750%, 02/15/2025	98,928	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya U.S. Bond Index Portfolio	as of June 30, 2022 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Energy (continued)
500,000	Enterprise Products Operating LLC, 3.950%, 02/15/2027	$492,561	0.0
300,000	Enterprise Products Operating LLC, 4.450%, 02/15/2043	261,880	0.0
1,100,000	Enterprise Products Operating LLC, 4.850%, 03/15/2044	1,004,313	0.1
1,750,000	Enterprise Products Operating LLC, 4.900%, 05/15/2046	1,602,956	0.1
1,950,000	EOG Resources, Inc., 2.625%, 03/15/2023	1,943,062	0.1
250,000	EOG Resources, Inc., 4.150%, 01/15/2026	252,192	0.0
1,000,000	Equinor ASA, 2.375%, 05/22/2030	877,413	0.0
500,000 (1)	Equinor ASA, 3.625%, 09/10/2028	489,152	0.0
500,000	Equinor ASA, 3.950%, 05/15/2043	444,757	0.0
500,000	Exxon Mobil Corp., 2.726%, 03/01/2023	500,112	0.0
500,000	Exxon Mobil Corp., 3.043%, 03/01/2026	491,291	0.0
500,000	Exxon Mobil Corp., 4.114%, 03/01/2046	457,169	0.0
500,000 (1)	Halliburton Co., 2.920%, 03/01/2030	442,068	0.0
27,000	Halliburton Co., 3.500%, 08/01/2023	27,026	0.0
31,000	Halliburton Co., 3.800%, 11/15/2025	30,728	0.0
500,000	Halliburton Co., 4.750%, 08/01/2043	445,341	0.0
500,000	Halliburton Co., 4.850%, 11/15/2035	481,544	0.0
738,000	Hess Corp., 5.600%, 02/15/2041	720,415	0.0
500,000	Kinder Morgan Energy Partners L.P., 3.500%, 09/01/2023	498,709	0.0
400,000	Kinder Morgan Energy Partners L.P., 4.300%, 05/01/2024	401,061	0.0
400,000	Kinder Morgan Energy Partners L.P., 5.400%, 09/01/2044	369,733	0.0
1,325,000	Kinder Morgan Energy Partners L.P., 6.950%, 01/15/2038	1,429,084	0.1
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Energy (continued)
750,000 (1)	Kinder Morgan, Inc., 2.000%, 02/15/2031	$600,783	0.0
500,000	Kinder Morgan, Inc., 3.600%, 02/15/2051	369,180	0.0
500,000	Kinder Morgan, Inc., 4.300%, 06/01/2025	498,168	0.0
500,000	Kinder Morgan, Inc., 5.050%, 02/15/2046	448,467	0.0
500,000	Kinder Morgan, Inc., 5.550%, 06/01/2045	471,966	0.0
1,500,000	Magellan Midstream Partners L.P., 4.200%, 12/01/2042	1,189,526	0.1
500,000	Marathon Oil Corp., 5.200%, 06/01/2045	459,390	0.0
400,000	Marathon Petroleum Corp., 4.750%, 09/15/2044	353,211	0.0
1,000,000	MPLX L.P., 4.000%, 03/15/2028	950,914	0.0
1,000,000	MPLX L.P., 4.875%, 12/01/2024	1,007,936	0.1
1,000,000	ONEOK Partners L.P., 6.200%, 09/15/2043	943,327	0.0
173,000	Petroleos Mexicanos, 6.700%, 02/16/2032	132,276	0.0
1,500,000	Phillips 66, 3.900%, 03/15/2028	1,458,485	0.1
250,000	Phillips 66, 4.650%, 11/15/2034	243,035	0.0
500,000	Pioneer Natural Resources Co., 3.950%, 07/15/2022	500,082	0.0
750,000	Plains All American Pipeline L.P. / PAA Finance Corp., 4.650%, 10/15/2025	743,464	0.0
250,000	Plains All American Pipeline L.P. / PAA Finance Corp., 4.700%, 06/15/2044	198,223	0.0
1,500,000 (1)	Schlumberger Investment SA, 2.650%, 06/26/2030	1,321,827	0.1
1,040,000	Shell International Finance BV, 2.875%, 05/10/2026	1,005,936	0.1
1,000,000	Shell International Finance BV, 3.250%, 05/11/2025	989,083	0.1
500,000	Shell International Finance BV, 3.750%, 09/12/2046	428,136	0.0
1,500,000	Shell International Finance BV, 4.125%, 05/11/2035	1,430,781	0.1
250,000	Shell International Finance BV, 4.375%, 05/11/2045	233,026	0.0
600,000	Spectra Energy Partners L.P., 4.500%, 03/15/2045	523,305	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya U.S. Bond Index Portfolio	as of June 30, 2022 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Energy (continued)
500,000 (1)	Suncor Energy, Inc., 3.750%, 03/04/2051	$403,872	0.0
1,450,000	Suncor Energy, Inc., 6.500%, 06/15/2038	1,605,857	0.1
500,000	TotalEnergies Capital Canada Ltd., 2.750%, 07/15/2023	496,550	0.0
1,000,000	TransCanada Pipelines Ltd., 7.625%, 01/15/2039	1,231,562	0.1
2,000,000	TransCanada PipeLines Ltd., 4.625%, 03/01/2034	1,921,275	0.1
1,000,000	Valero Energy Corp., 6.625%, 06/15/2037	1,088,286	0.1
1,250,000	Williams Cos, Inc./The, 2.600%, 03/15/2031	1,047,519	0.1
400,000	Williams Cos, Inc./The, 4.000%, 09/15/2025	394,221	0.0
500,000	Williams Cos, Inc./The, 4.300%, 03/04/2024	502,447	0.0
500,000	Williams Cos, Inc./The, 5.100%, 09/15/2045	466,839	0.0
500,000	Williams Cos, Inc./The, 5.400%, 03/04/2044	477,489	0.0
		54,649,704	1.9
	Financial: 8.4%
500,000	Air Lease Corp., 3.000%, 09/15/2023	489,050	0.0
1,000,000	Alexandria Real Estate Equities, Inc., 2.000%, 05/18/2032	790,976	0.0
500,000	Allstate Corp./The, 1.450%, 12/15/2030	397,740	0.0
1,000,000 (1)	Allstate Corp./The, 3.280%, 12/15/2026	980,620	0.1
1,000,000	American Campus Communities Operating Partnership L.P., 3.875%, 01/30/2031	984,418	0.1
750,000	American Express Co., 3.000%, 10/30/2024	737,678	0.0
1,000,000	American Express Co., 3.300%, 05/03/2027	962,668	0.1
1,000,000	American Express Co., 3.400%, 02/27/2023	1,003,591	0.1
1,000,000	American International Group, Inc., 4.375%, 06/30/2050	888,953	0.0
500,000 (1)	American Tower Corp., 1.600%, 04/15/2026	447,510	0.0
500,000	American Tower Corp., 2.700%, 04/15/2031	412,011	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial (continued)
500,000	American Tower Corp., 3.375%, 10/15/2026	$473,164	0.0
1,000,000	American Tower Corp., 3.500%, 01/31/2023	999,929	0.1
750,000	American Tower Corp., 3.550%, 07/15/2027	703,820	0.0
500,000 (1)	Aon Corp., 3.750%, 05/02/2029	472,732	0.0
1,000,000	Aon Global Ltd., 4.450%, 05/24/2043	885,492	0.0
500,000	Aon Global Ltd., 4.600%, 06/14/2044	451,250	0.0
500,000	Aon Global Ltd., 4.750%, 05/15/2045	461,562	0.0
264,000 (1)	Assured Guaranty US Holdings, Inc., 5.000%, 07/01/2024	271,114	0.0
500,000	AvalonBay Communities, Inc., 2.300%, 03/01/2030	430,535	0.0
500,000	AvalonBay Communities, Inc., 2.850%, 03/15/2023	496,981	0.0
600,000	Banco Santander SA, 3.125%, 02/23/2023	597,640	0.0
600,000	Banco Santander SA, 3.800%, 02/23/2028	561,834	0.0
400,000	Banco Santander SA, 4.250%, 04/11/2027	386,199	0.0
400,000	Banco Santander SA, 5.179%, 11/19/2025	400,473	0.0
500,000 (3)	Bank of America Corp., 1.734%, 07/22/2027	445,307	0.0
1,000,000 (3)	Bank of America Corp., 1.843%, 02/04/2025	964,730	0.1
1,281,000 (3)	Bank of America Corp., 1.898%, 07/23/2031	1,024,943	0.1
500,000 (3)	Bank of America Corp., 2.496%, 02/13/2031	422,996	0.0
2,000,000 (3)	Bank of America Corp., 2.592%, 04/29/2031	1,698,004	0.1
2,500,000 (3)	Bank of America Corp., 2.676%, 06/19/2041	1,802,412	0.1
500,000 (3)	Bank of America Corp., 2.687%, 04/22/2032	420,204	0.0
1,000,000 (3)	Bank of America Corp., 3.093%, 10/01/2025	968,731	0.1
2,000,000	Bank of America Corp., 3.300%, 01/11/2023	2,003,776	0.1
500,000 (3)	Bank of America Corp., 3.311%, 04/22/2042	392,992	0.0
2,384,000 (3)	Bank of America Corp., 3.419%, 12/20/2028	2,222,292	0.1

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya U.S. Bond Index Portfolio	as of June 30, 2022 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial (continued)
1,000,000	Bank of America Corp., 3.500%, 04/19/2026	$976,031	0.1
500,000 (3)	Bank of America Corp., 3.550%, 03/05/2024	498,575	0.0
1,020,000 (3)	Bank of America Corp., 3.824%, 01/20/2028	978,949	0.1
1,500,000	Bank of America Corp., 3.950%, 04/21/2025	1,481,425	0.1
1,280,000	Bank of America Corp., 4.183%, 11/25/2027	1,245,154	0.1
1,000,000	Bank of America Corp., 4.250%, 10/22/2026	986,666	0.1
2,000,000	Bank of America Corp., 4.450%, 03/03/2026	1,993,691	0.1
750,000 (1)	Bank of Montreal, 2.350%, 09/11/2022	749,432	0.0
1,000,000 (3)	Bank of Montreal, 3.803%, 12/15/2032	927,714	0.0
500,000	Bank of New York Mellon Corp., 2.200%, 08/16/2023	495,021	0.0
700,000	Bank of New York Mellon Corp., 3.000%, 10/30/2028	643,611	0.0
500,000	Bank of New York Mellon Corp./The, 0.500%, 04/26/2024	475,042	0.0
1,000,000	Bank of New York Mellon Corp./The, 2.950%, 01/29/2023	999,163	0.1
750,000 (1)	Bank of New York Mellon Corp./The, 3.250%, 05/16/2027	728,415	0.0
500,000 (3)	Bank of New York Mellon Corp./The, 3.442%, 02/07/2028	482,402	0.0
500,000	Bank of Nova Scotia, 4.500%, 12/16/2025	500,281	0.0
500,000 (1)	Bank of Nova Scotia/The, 2.450%, 09/19/2022	499,914	0.0
1,000,000 (3)	Barclays PLC, 2.667%, 03/10/2032	807,234	0.0
750,000 (1)(3)	Barclays PLC, 3.811%, 03/10/2042	569,836	0.0
750,000	Barclays PLC, 4.375%, 01/12/2026	743,516	0.0
1,000,000	Barclays PLC, 5.200%, 05/12/2026	997,846	0.1
250,000	Barclays PLC, 5.250%, 08/17/2045	241,095	0.0
1,000,000	Berkshire Hathaway Finance Corp., 4.200%, 08/15/2048	916,257	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial (continued)
1,000,000	Berkshire Hathaway, Inc., 3.125%, 03/15/2026	$981,675	0.1
2,000,000	BlackRock, Inc., 1.900%, 01/28/2031	1,661,113	0.1
500,000	BNP Paribas SA, 3.250%, 03/03/2023	500,842	0.0
1,000,000 (1)(2)	BNP Paribas SA, 3.500%, 11/16/2027	934,076	0.0
1,000,000	Boston Properties L.P., 2.550%, 04/01/2032	796,975	0.0
500,000	Boston Properties L.P., 3.250%, 01/30/2031	429,362	0.0
1,000,000 (2)	BPCE SA, 3.250%, 01/11/2028	928,740	0.0
1,500,000 (1)	Brighthouse Financial, Inc., 5.625%, 05/15/2030	1,457,966	0.1
750,000	Brookfield Finance, Inc., 2.724%, 04/15/2031	634,646	0.0
500,000	Capital One Financial Corp., 3.200%, 01/30/2023	500,389	0.0
500,000	Capital One Financial Corp., 3.200%, 02/05/2025	486,635	0.0
500,000	Capital One Financial Corp., 3.300%, 10/30/2024	488,375	0.0
1,000,000 (1)	Capital One Financial Corp., 3.650%, 05/11/2027	953,364	0.0
500,000	Capital One Financial Corp., 3.750%, 04/24/2024	498,381	0.0
500,000	Capital One Financial Corp., 3.750%, 07/28/2026	478,726	0.0
500,000 (1)	Capital One Financial Corp., 3.800%, 01/31/2028	470,766	0.0
500,000	Capital One Financial Corp., 4.200%, 10/29/2025	494,139	0.0
500,000 (1)	Charles Schwab Corp./The, 0.750%, 03/18/2024	479,982	0.0
1,000,000	Charles Schwab Corp./The, 2.650%, 01/25/2023	997,439	0.1
1,000,000	Charles Schwab Corp./The, 3.200%, 01/25/2028	956,770	0.1
1,000,000	Chubb Corp./The, 6.000%, 05/11/2037	1,154,945	0.1
750,000	Chubb INA Holdings, Inc., 2.700%, 03/13/2023	748,588	0.0
750,000	Chubb INA Holdings, Inc., 2.850%, 12/15/2051	549,771	0.0
750,000 (3)	Citigroup, Inc., 2.014%, 01/25/2026	703,476	0.0
1,000,000 (3)	Citigroup, Inc., 2.561%, 05/01/2032	824,364	0.0
1,410,000 (3)	Citigroup, Inc., 2.572%, 06/03/2031	1,186,443	0.1

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya U.S. Bond Index Portfolio	as of June 30, 2022 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial (continued)
750,000	Citigroup, Inc., 2.700%, 10/27/2022	$750,712	0.0
500,000 (3)	Citigroup, Inc., 2.876%, 07/24/2023	499,796	0.0
500,000	Citigroup, Inc., 3.400%, 05/01/2026	483,825	0.0
1,000,000	Citigroup, Inc., 3.500%, 05/15/2023	999,969	0.1
1,000,000 (3)	Citigroup, Inc., 3.878%, 01/24/2039	865,893	0.0
1,500,000 (3)	Citigroup, Inc., 3.887%, 01/10/2028	1,443,348	0.1
1,000,000 (3)	Citigroup, Inc., 3.980%, 03/20/2030	936,117	0.0
700,000 (1)	Citigroup, Inc., 4.000%, 08/05/2024	698,526	0.0
750,000	Citigroup, Inc., 4.050%, 07/30/2022	750,738	0.0
1,500,000	Citigroup, Inc., 4.125%, 07/25/2028	1,440,400	0.1
500,000	Citigroup, Inc., 4.300%, 11/20/2026	493,223	0.0
500,000	Citigroup, Inc., 4.400%, 06/10/2025	499,954	0.0
1,000,000	Citigroup, Inc., 4.450%, 09/29/2027	980,198	0.1
500,000	Citigroup, Inc., 4.600%, 03/09/2026	501,534	0.0
793,000	Citigroup, Inc., 5.300%, 05/06/2044	761,172	0.0
615,000	Citigroup, Inc., 8.125%, 07/15/2039	801,495	0.0
1,000,000	Citizens Financial Group, Inc., 3.250%, 04/30/2030	888,588	0.0
300,000	CNA Financial Corp., 4.500%, 03/01/2026	300,645	0.0
250,000	Comerica, Inc., 3.800%, 07/22/2026	245,865	0.0
500,000	Cooperatieve Rabobank UA, 3.750%, 07/21/2026	477,709	0.0
500,000	Cooperatieve Rabobank UA, 4.375%, 08/04/2025	496,557	0.0
500,000	Corporate Office Properties L.P., 2.750%, 04/15/2031	404,828	0.0
1,000,000	Credit Suisse Group AG, 3.800%, 06/09/2023	990,999	0.1
750,000 (2)	Credit Suisse Group AG, 4.282%, 01/09/2028	700,897	0.0
500,000	Crown Castle International Corp., 1.050%, 07/15/2026	433,286	0.0
1,000,000	Crown Castle International Corp., 2.100%, 04/01/2031	796,418	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial (continued)
500,000	Crown Castle International Corp., 2.900%, 04/01/2041	$361,216	0.0
1,000,000	Crown Castle International Corp., 3.150%, 07/15/2023	989,537	0.1
1,000,000 (3)	Deutsche Bank AG/New York NY, 1.447%, 04/01/2025	935,089	0.0
1,000,000 (3)	Deutsche Bank AG/New York NY, 3.961%, 11/26/2025	967,244	0.1
400,000	Deutsche Bank AG/New York NY, 4.100%, 01/13/2026	393,020	0.0
500,000	Discover Bank, 4.200%, 08/08/2023	501,944	0.0
400,000	Discover Bank, 4.250%, 03/13/2026	390,981	0.0
1,000,000	Duke Realty L.P., 1.750%, 07/01/2030	819,255	0.0
500,000	ERP Operating L.P., 4.500%, 07/01/2044	476,475	0.0
500,000	Federal Realty OP L.P., 3.500%, 06/01/2030	454,669	0.0
400,000	Fifth Third Bancorp, 4.300%, 01/16/2024	402,003	0.0
750,000	Franklin Resources, Inc., 1.600%, 10/30/2030	589,240	0.0
500,000	Goldman Sachs Group, Inc., 3.750%, 05/22/2025	494,655	0.0
1,000,000	Goldman Sachs Group, Inc., 3.850%, 07/08/2024	1,003,046	0.1
4,000,000	Goldman Sachs Group, Inc., 6.750%, 10/01/2037	4,436,422	0.2
1,750,000 (3)	Goldman Sachs Group, Inc./The, 1.431%, 03/09/2027	1,554,149	0.1
1,000,000 (3)	Goldman Sachs Group, Inc./The, 1.757%, 01/24/2025	962,074	0.1
500,000 (3)	Goldman Sachs Group, Inc./The, 2.615%, 04/22/2032	415,632	0.0
1,000,000 (3)	Goldman Sachs Group, Inc./The, 2.640%, 02/24/2028	908,311	0.0
500,000	Goldman Sachs Group, Inc./The, 3.200%, 02/23/2023	500,325	0.0
500,000 (3)	Goldman Sachs Group, Inc./The, 3.210%, 04/22/2042	382,661	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya U.S. Bond Index Portfolio	as of June 30, 2022 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial (continued)
500,000 (3)	Goldman Sachs Group, Inc./The, 3.436%, 02/24/2043	$392,880	0.0
500,000	Goldman Sachs Group, Inc./The, 3.500%, 11/16/2026	480,108	0.0
500,000	Goldman Sachs Group, Inc./The, 3.750%, 02/25/2026	490,967	0.0
500,000 (3)	Goldman Sachs Group, Inc./The, 3.814%, 04/23/2029	471,934	0.0
500,000	Goldman Sachs Group, Inc./The, 3.850%, 01/26/2027	483,724	0.0
1,000,000 (3)	HSBC Holdings PLC, 2.633%, 11/07/2025	954,652	0.1
1,000,000 (3)	HSBC Holdings PLC, 3.803%, 03/11/2025	986,825	0.1
750,000 (3)	HSBC Holdings PLC, 4.292%, 09/12/2026	733,886	0.0
300,000	HSBC Holdings PLC, 4.300%, 03/08/2026	297,408	0.0
500,000	HSBC Holdings PLC, 4.375%, 11/23/2026	489,141	0.0
500,000 (3)	HSBC Holdings PLC, 4.583%, 06/19/2029	482,500	0.0
500,000 (3)	HSBC Holdings PLC, 6.000%, 12/31/2199	449,375	0.0
3,400,000	HSBC Holdings PLC, 6.500%, 09/15/2037	3,633,540	0.1
250,000	HSBC USA, Inc., 3.500%, 06/23/2024	248,575	0.0
1,000,000	Huntington National Bank/The, 3.550%, 10/06/2023	999,018	0.1
1,000,000	Intercontinental Exchange, Inc., 1.850%, 09/15/2032	782,812	0.0
1,000,000	Jefferies Group LLC / Jefferies Group Capital Finance, Inc., 4.150%, 01/23/2030	899,351	0.0
1,500,000 (3)	JPMorgan Chase & Co., 1.764%, 11/19/2031	1,187,368	0.1
1,000,000 (3)	JPMorgan Chase & Co., 2.182%, 06/01/2028	889,875	0.0
1,500,000 (3)	JPMorgan Chase & Co., 2.525%, 11/19/2041	1,075,435	0.1
1,000,000 (3)	JPMorgan Chase & Co., 2.580%, 04/22/2032	842,270	0.0
500,000 (1)	JPMorgan Chase & Co., 2.950%, 10/01/2026	476,088	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial (continued)
2,000,000 (3)	JPMorgan Chase & Co., 2.956%, 05/13/2031	$1,728,488	0.1
1,000,000 (3)	JPMorgan Chase & Co., 3.109%, 04/22/2041	776,809	0.0
750,000	JPMorgan Chase & Co., 3.125%, 01/23/2025	739,905	0.0
1,250,000 (3)	JPMorgan Chase & Co., 3.157%, 04/22/2042	972,981	0.1
750,000 (3)	JPMorgan Chase & Co., 3.220%, 03/01/2025	737,120	0.0
1,000,000 (3)	JPMorgan Chase & Co., 3.328%, 04/22/2052	762,562	0.0
1,000,000 (3)	JPMorgan Chase & Co., 3.509%, 01/23/2029	936,386	0.0
750,000 (3)	JPMorgan Chase & Co., 3.540%, 05/01/2028	711,761	0.0
1,000,000 (3)	JPMorgan Chase & Co., 3.782%, 02/01/2028	961,145	0.1
750,000 (3)	JPMorgan Chase & Co., 3.882%, 07/24/2038	662,354	0.0
1,000,000	JPMorgan Chase & Co., 4.125%, 12/15/2026	991,775	0.1
1,000,000	JPMorgan Chase & Co., 4.250%, 10/01/2027	991,524	0.1
2,375,000	JPMorgan Chase & Co., 5.500%, 10/15/2040	2,449,297	0.1
500,000	Kemper Corp., 4.350%, 02/15/2025	498,596	0.0
500,000	KeyBank NA/Cleveland OH, 2.300%, 09/14/2022	500,032	0.0
500,000	KeyBank NA/Cleveland OH, 3.400%, 05/20/2026	479,994	0.0
500,000	Kilroy Realty L.P., 2.500%, 11/15/2032	390,843	0.0
400,000	Kilroy Realty L.P., 4.250%, 08/15/2029	378,802	0.0
250,000	Kilroy Realty L.P., 4.375%, 10/01/2025	247,197	0.0
1,500,000	Kimco Realty Corp., 2.700%, 10/01/2030	1,292,392	0.1
1,000,000	Korea Development Bank/The, 1.000%, 09/09/2026	903,181	0.0
3,000,000	Landwirtschaftliche Rentenbank, 0.875%, 09/03/2030	2,508,604	0.1
750,000	Lincoln National Corp., 3.625%, 12/12/2026	726,926	0.0
1,000,000	Lincoln National Corp., 3.800%, 03/01/2028	955,991	0.1
500,000 (3)	Lloyds Banking Group PLC, 2.907%, 11/07/2023	498,360	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya U.S. Bond Index Portfolio	as of June 30, 2022 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial (continued)
500,000 (3)	Lloyds Banking Group PLC, 3.574%, 11/07/2028	$468,288	0.0
1,000,000 (1)	Lloyds Banking Group PLC, 3.900%, 03/12/2024	994,636	0.1
500,000	Lloyds Banking Group PLC, 4.650%, 03/24/2026	490,748	0.0
250,000	Loews Corp., 3.750%, 04/01/2026	248,298	0.0
500,000 (3)	Manulife Financial Corp., 4.061%, 02/24/2032	462,735	0.0
500,000	Manulife Financial Corp., 4.150%, 03/04/2026	494,248	0.0
500,000 (1)	Manulife Financial Corp., 5.375%, 03/04/2046	534,725	0.0
1,000,000	Markel Corp., 3.625%, 03/30/2023	1,002,680	0.1
1,000,000	Marsh & McLennan Cos, Inc., 2.250%, 11/15/2030	844,827	0.0
750,000	Marsh & McLennan Cos, Inc., 2.900%, 12/15/2051	528,159	0.0
400,000	Marsh & McLennan Cos, Inc., 3.500%, 03/10/2025	395,180	0.0
500,000	Mastercard, Inc., 2.950%, 03/15/2051	388,890	0.0
1,000,000 (1)	Mastercard, Inc., 3.500%, 02/26/2028	987,064	0.1
500,000	MetLife, Inc., 4.050%, 03/01/2045	442,219	0.0
400,000 (1)	MetLife, Inc., 4.125%, 08/13/2042	360,420	0.0
300,000	MetLife, Inc., 4.721%, 12/15/2044	282,121	0.0
750,000 (2)	Metropolitan Life Global Funding I, 3.450%, 12/18/2026	724,374	0.0
1,000,000	Mid-America Apartments L.P., 1.700%, 02/15/2031	791,919	0.0
500,000	Mitsubishi UFJ Financial Group, Inc., 3.455%, 03/02/2023	500,869	0.0
500,000	Mitsubishi UFJ Financial Group, Inc., 3.777%, 03/02/2025	496,737	0.0
750,000	Mitsubishi UFJ Financial Group, Inc., 3.850%, 03/01/2026	735,860	0.0
500,000 (1)	Mizuho Financial Group, Inc., 2.601%, 09/11/2022	499,687	0.0
500,000 (3)	Mizuho Financial Group, Inc., 3.922%, 09/11/2024	498,754	0.0
500,000 (3)	Mizuho Financial Group, Inc., 4.254%, 09/11/2029	480,472	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial (continued)
1,250,000 (3)	Morgan Stanley, 1.593%, 05/04/2027	$1,111,743	0.1
1,000,000	Morgan Stanley, 3.125%, 01/23/2023	999,959	0.1
500,000	Morgan Stanley, 3.125%, 07/27/2026	477,938	0.0
500,000 (3)	Morgan Stanley, 3.217%, 04/22/2042	394,389	0.0
1,750,000 (3)	Morgan Stanley, 3.591%, 07/22/2028	1,658,188	0.1
750,000	Morgan Stanley, 3.625%, 01/20/2027	727,057	0.0
500,000	Morgan Stanley, 3.700%, 10/23/2024	499,506	0.0
1,000,000 (3)	Morgan Stanley, 3.772%, 01/24/2029	949,767	0.0
750,000	Morgan Stanley, 3.875%, 04/29/2024	751,657	0.0
500,000	Morgan Stanley, 3.875%, 01/27/2026	493,224	0.0
750,000	Morgan Stanley, 3.950%, 04/23/2027	726,936	0.0
750,000	Morgan Stanley, 4.000%, 07/23/2025	750,452	0.0
1,000,000	Morgan Stanley, 4.100%, 05/22/2023	1,004,374	0.1
500,000	Morgan Stanley, 4.350%, 09/08/2026	495,851	0.0
800,000	Morgan Stanley, 4.875%, 11/01/2022	805,776	0.0
1,000,000	Morgan Stanley, 5.000%, 11/24/2025	1,017,665	0.1
500,000	National Australia Bank Ltd./New York, 2.500%, 07/12/2026	472,125	0.0
1,000,000	National Australia Bank Ltd./New York, 2.875%, 04/12/2023	998,629	0.1
300,000	National Retail Properties, Inc., 4.000%, 11/15/2025	298,771	0.0
1,000,000 (3)	NatWest Group PLC, 3.073%, 05/22/2028	909,858	0.0
500,000	NatWest Group PLC, 4.800%, 04/05/2026	498,977	0.0
300,000 (1)	Northern Trust Corp., 2.375%, 08/02/2022	299,926	0.0
750,000 (3)	Northern Trust Corp., 3.375%, 05/08/2032	706,710	0.0
250,000	Northern Trust Corp., 3.950%, 10/30/2025	251,308	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya U.S. Bond Index Portfolio	as of June 30, 2022 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial (continued)
3,000,000	Oesterreichische Kontrollbank AG, 0.500%, 02/02/2026	$2,730,284	0.1
3,000,000 (2)	Ontario Teachers’ Finance Trust, 0.375%, 09/29/2023	2,907,580	0.1
2,000,000 (2)	Ontario Teachers’ Finance Trust, 1.625%, 09/12/2024	1,935,475	0.1
750,000 (1)	ORIX Corp., 2.250%, 03/09/2031	628,943	0.0
500,000	Owl Rock Capital Corp., 2.625%, 01/15/2027	419,326	0.0
500,000	PNC Bank NA, 2.700%, 11/01/2022	499,844	0.0
750,000	PNC Bank NA, 3.100%, 10/25/2027	712,419	0.0
500,000 (1)	PNC Bank NA, 3.250%, 01/22/2028	476,933	0.0
1,000,000 (1)(3)	PNC Financial Services Group, Inc./The, 2.307%, 04/23/2032	836,493	0.0
500,000 (3)	PNC Financial Services Group, Inc./The, 2.854%, 11/09/2022	500,227	0.0
1,500,000	Principal Financial Group, Inc., 2.125%, 06/15/2030	1,241,114	0.1
300,000	Principal Financial Group, Inc., 3.125%, 05/15/2023	299,417	0.0
1,000,000	Principal Financial Group, Inc., 3.300%, 09/15/2022	1,001,206	0.1
1,000,000	Private Export Funding Corp., 3.250%, 06/15/2025	1,000,669	0.1
1,000,000	Private Export Funding Corp., 3.550%, 01/15/2024	1,007,325	0.1
1,000,000 (1)	Progressive Corp./The, 4.000%, 03/01/2029	988,689	0.1
750,000	Prologis L.P., 3.250%, 10/01/2026	728,286	0.0
893,000	Prudential Financial, Inc., 3.878%, 03/27/2028	872,666	0.0
500,000 (3)	Prudential Financial, Inc., 5.375%, 05/15/2045	478,673	0.0
1,000,000 (1)(3)	Prudential Financial, Inc., 5.625%, 06/15/2043	977,180	0.1
750,000 (1)	Public Storage, 1.500%, 11/09/2026	678,680	0.0
500,000	Public Storage, 1.850%, 05/01/2028	433,497	0.0
250,000 (1)	Public Storage, 2.300%, 05/01/2031	210,294	0.0
750,000	Public Storage, 2.370%, 09/15/2022	749,388	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial (continued)
250,000	Public Storage, 3.094%, 09/15/2027	$237,626	0.0
1,500,000	Realty Income Corp., 3.250%, 01/15/2031	1,365,117	0.1
400,000	Realty Income Corp., 3.875%, 07/15/2024	400,848	0.0
300,000	Realty Income Corp., 4.125%, 10/15/2026	298,917	0.0
1,000,000	Royal Bank of Canada, 0.875%, 01/20/2026	896,827	0.0
500,000 (1)	Royal Bank of Canada, 4.650%, 01/27/2026	505,007	0.0
2,000,000 (1)	Simon Property Group L.P., 2.650%, 07/15/2030	1,698,680	0.1
500,000	Simon Property Group L.P., 3.375%, 06/15/2027	475,049	0.0
1,000,000	Simon Property Group L.P., 3.500%, 09/01/2025	975,726	0.1
500,000	Simon Property Group L.P., 3.800%, 07/15/2050	401,267	0.0
500,000	Simon Property Group L.P., 4.250%, 10/01/2044	426,525	0.0
750,000 (1)(3)	State Street Corp., 1.746%, 02/06/2026	708,630	0.0
750,000	State Street Corp., 2.200%, 03/03/2031	614,119	0.0
1,500,000	State Street Corp., 3.100%, 05/15/2023	1,496,547	0.1
500,000	State Street Corp., 3.550%, 08/18/2025	497,665	0.0
500,000	Sumitomo Mitsui Financial Group, Inc., 2.632%, 07/14/2026	467,787	0.0
750,000	Sumitomo Mitsui Financial Group, Inc., 2.778%, 10/18/2022	750,419	0.0
500,000	Sumitomo Mitsui Financial Group, Inc., 2.784%, 07/12/2022	500,026	0.0
500,000 (1)	Sumitomo Mitsui Financial Group, Inc., 3.364%, 07/12/2027	475,349	0.0
500,000	Sumitomo Mitsui Financial Group, Inc., 3.446%, 01/11/2027	479,029	0.0
500,000	Sumitomo Mitsui Financial Group, Inc., 3.544%, 01/17/2028	475,374	0.0
300,000	Synchrony Financial, 4.250%, 08/15/2024	298,464	0.0
250,000	Synchrony Financial, 4.500%, 07/23/2025	243,503	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya U.S. Bond Index Portfolio	as of June 30, 2022 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial (continued)
500,000	Tanger Properties L.P., 3.125%, 09/01/2026	$470,083	0.0
750,000 (1)	Toronto-Dominion Bank/ The, 1.950%, 01/12/2027	679,028	0.0
1,000,000	Toronto-Dominion Bank/ The, 3.250%, 03/11/2024	994,123	0.1
1,500,000	Travelers Cos, Inc./The, 2.550%, 04/27/2050	1,045,552	0.1
750,000	Travelers Cos, Inc./The, 4.000%, 05/30/2047	665,823	0.0
500,000	Truist Bank, 2.750%, 05/01/2023	498,283	0.0
1,000,000	Truist Bank, 3.000%, 02/02/2023	1,000,158	0.1
500,000 (1)	Truist Bank, 3.300%, 05/15/2026	482,578	0.0
500,000	Truist Bank, 3.625%, 09/16/2025	490,271	0.0
400,000	Truist Bank, 3.800%, 10/30/2026	391,187	0.0
1,000,000 (1)	Truist Financial Corp., 1.125%, 08/03/2027	856,388	0.0
500,000 (3)	Truist Financial Corp., 1.267%, 03/02/2027	448,714	0.0
750,000	Truist Financial Corp., 2.850%, 10/26/2024	735,798	0.0
2,000,000	US Bancorp, 1.375%, 07/22/2030	1,595,520	0.1
500,000 (3)	US Bancorp, 2.215%, 01/27/2028	458,412	0.0
750,000 (1)	US Bancorp, 3.150%, 04/27/2027	722,303	0.0
250,000	Ventas Realty L.P., 3.500%, 02/01/2025	244,111	0.0
500,000	Ventas Realty L.P., 3.750%, 05/01/2024	496,226	0.0
500,000	Ventas Realty L.P., 4.125%, 01/15/2026	495,238	0.0
1,000,000	Visa, Inc., 2.050%, 04/15/2030	878,242	0.0
1,000,000	Visa, Inc., 2.700%, 04/15/2040	805,860	0.0
750,000	Visa, Inc., 2.750%, 09/15/2027	717,493	0.0
500,000	Visa, Inc., 3.150%, 12/14/2025	493,021	0.0
500,000	Visa, Inc., 4.300%, 12/14/2045	494,704	0.0
500,000 (3)	Wells Fargo & Co., 2.164%, 02/11/2026	470,520	0.0
2,000,000 (3)	Wells Fargo & Co., 2.188%, 04/30/2026	1,873,659	0.1
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial (continued)
1,000,000 (3)	Wells Fargo & Co., 2.879%, 10/30/2030	$880,209	0.0
1,000,000	Wells Fargo & Co., 3.000%, 10/23/2026	944,226	0.0
3,000,000 (3)	Wells Fargo & Co., 3.068%, 04/30/2041	2,327,740	0.1
1,000,000 (3)	Wells Fargo & Co., 3.584%, 05/22/2028	949,506	0.0
500,000	Wells Fargo & Co., 4.300%, 07/22/2027	494,919	0.0
1,000,000	Wells Fargo & Co., 4.900%, 11/17/2045	929,166	0.0
983,000	Wells Fargo & Co., 5.606%, 01/15/2044	991,561	0.1
750,000	Wells Fargo Bank NA, 6.600%, 01/15/2038	869,508	0.0
500,000	Welltower, Inc., 2.800%, 06/01/2031	422,389	0.0
500,000	Welltower, Inc., 4.000%, 06/01/2025	496,960	0.0
500,000	Western Union Co/The, 1.350%, 03/15/2026	447,034	0.0
1,000,000 (1)	Westpac Banking Corp., 2.750%, 01/11/2023	998,557	0.1
750,000 (3)	Westpac Banking Corp., 4.322%, 11/23/2031	721,720	0.0
500,000	Zions Bancorp NA, 3.250%, 10/29/2029	435,601	0.0
		242,791,138	8.4
	Industrial: 2.3%
750,000	3M Co., 2.250%, 09/19/2026	708,496	0.0
1,000,000 (1)	3M Co., 2.875%, 10/15/2027	962,529	0.1
100,000	3M Co., 3.000%, 08/07/2025	98,532	0.0
200,000	3M Co., 3.875%, 06/15/2044	174,280	0.0
1,000,000	3M Co., 4.000%, 09/14/2048	905,251	0.0
500,000	Agilent Technologies, Inc., 2.300%, 03/12/2031	407,855	0.0
1,000,000	Boeing Co/The, 2.196%, 02/04/2026	902,929	0.0
500,000	Boeing Co/The, 2.800%, 03/01/2027	447,174	0.0
500,000	Boeing Co/The, 3.300%, 03/01/2035	380,607	0.0
500,000	Boeing Co/The, 3.600%, 05/01/2034	399,673	0.0
1,000,000	Boeing Co/The, 5.040%, 05/01/2027	988,585	0.1

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya U.S. Bond Index Portfolio	as of June 30, 2022 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Industrial (continued)
3,000,000	Boeing Co/The, 5.150%, 05/01/2030	$2,882,167	0.1
1,000,000	Boeing Co/The, 5.705%, 05/01/2040	934,485	0.1
500,000	Burlington Northern Santa Fe LLC, 2.875%, 06/15/2052	374,479	0.0
500,000	Burlington Northern Santa Fe LLC, 3.000%, 03/15/2023	499,724	0.0
1,000,000	Burlington Northern Santa Fe LLC, 3.300%, 09/15/2051	804,327	0.0
500,000	Burlington Northern Santa Fe LLC, 4.375%, 09/01/2042	473,326	0.0
500,000	Burlington Northern Santa Fe LLC, 4.450%, 03/15/2043	476,231	0.0
400,000	Burlington Northern Santa Fe LLC, 4.900%, 04/01/2044	402,795	0.0
1,000,000	Canadian National Railway Co., 2.250%, 11/15/2022	997,474	0.1
750,000	Canadian Pacific Railway Co., 4.800%, 09/15/2035	748,074	0.0
750,000	Canadian Pacific Railway Co., 4.800%, 08/01/2045	744,765	0.0
500,000 (1)	Caterpillar Financial Services Corp., 1.700%, 01/08/2027	458,149	0.0
200,000	Caterpillar Financial Services Corp., 2.400%, 08/09/2026	190,343	0.0
300,000	Caterpillar Financial Services Corp., 2.625%, 03/01/2023	298,528	0.0
500,000	Caterpillar Financial Services Corp., 3.750%, 11/24/2023	503,931	0.0
500,000 (1)	Caterpillar, Inc., 1.900%, 03/12/2031	427,134	0.0
1,000,000	Caterpillar, Inc., 3.803%, 08/15/2042	912,514	0.1
1,000,000	Caterpillar, Inc., 4.300%, 05/15/2044	970,392	0.1
500,000	CSX Corp., 3.950%, 05/01/2050	434,395	0.0
500,000	CSX Corp., 4.100%, 03/15/2044	440,075	0.0
1,000,000	CSX Corp., 4.400%, 03/01/2043	915,798	0.1
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Industrial (continued)
500,000	Deere & Co., 3.900%, 06/09/2042	$470,408	0.0
2,000,000	Emerson Electric Co., 1.950%, 10/15/2030	1,688,568	0.1
750,000 (1)	FedEx Corp., 2.400%, 05/15/2031	631,861	0.0
500,000	FedEx Corp., 3.250%, 05/15/2041	390,941	0.0
1,000,000	FedEx Corp., 3.400%, 02/15/2028	952,741	0.1
200,000	FedEx Corp., 3.875%, 08/01/2042	170,494	0.0
500,000	FedEx Corp., 4.750%, 11/15/2045	459,321	0.0
500,000	GATX Corp., 1.900%, 06/01/2031	391,213	0.0
1,000,000	GE Capital Funding LLC, 4.550%, 05/15/2032	965,811	0.1
3,134,000	GE Capital International Funding Co. Unlimited Co., 4.418%, 11/15/2035	2,931,139	0.1
500,000	General Dynamics Corp., 2.250%, 11/15/2022	499,751	0.0
500,000	General Dynamics Corp., 3.600%, 11/15/2042	432,505	0.0
2,600,000	Honeywell International, Inc., 3.812%, 11/21/2047	2,384,862	0.1
500,000	Illinois Tool Works, Inc., 3.500%, 03/01/2024	502,133	0.0
500,000	Illinois Tool Works, Inc., 3.900%, 09/01/2042	445,187	0.0
500,000	Jabil, Inc., 1.700%, 04/15/2026	448,380	0.0
500,000	John Deere Capital Corp., 1.500%, 03/06/2028	440,203	0.0
1,000,000	John Deere Capital Corp., 2.800%, 03/06/2023	1,000,098	0.1
1,000,000	John Deere Capital Corp., 2.800%, 09/08/2027	955,071	0.1
500,000	John Deere Capital Corp., 3.350%, 06/12/2024	500,362	0.0
1,000,000	John Deere Capital Corp., 3.450%, 03/07/2029	966,765	0.1
373,000 (3)	Johnson Controls International plc, 3.625%, 07/02/2024	370,399	0.0
250,000 (3)	Johnson Controls International plc, 4.625%, 07/02/2044	224,578	0.0
24,000	Johnson Controls International plc, 5.125%, 09/14/2045	23,278	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya U.S. Bond Index Portfolio	as of June 30, 2022 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Industrial (continued)
1,500,000	Lockheed Martin Corp., 2.800%, 06/15/2050	$1,119,189	0.1
892,000 (1)	Lockheed Martin Corp., 3.550%, 01/15/2026	894,597	0.0
1,250,000	Lockheed Martin Corp., 3.600%, 03/01/2035	1,158,463	0.1
500,000	Lockheed Martin Corp., 4.500%, 05/15/2036	497,746	0.0
500,000	Lockheed Martin Corp., 4.700%, 05/15/2046	506,051	0.0
500,000	Masco Corp., 1.500%, 02/15/2028	419,985	0.0
500,000	Masco Corp., 2.000%, 02/15/2031	393,383	0.0
1,250,000	Mohawk Industries, Inc., 3.850%, 02/01/2023	1,249,939	0.1
1,000,000	Norfolk Southern Corp., 3.950%, 10/01/2042	873,838	0.0
375,000	Norfolk Southern Corp., 4.800%, 08/15/2043	347,588	0.0
750,000	Northrop Grumman Corp., 2.930%, 01/15/2025	734,380	0.0
500,000	Northrop Grumman Corp., 3.850%, 04/15/2045	422,205	0.0
1,000,000	Northrop Grumman Corp., 4.030%, 10/15/2047	889,673	0.0
500,000 (1)	Otis Worldwide Corp., 2.293%, 04/05/2027	453,095	0.0
500,000	Otis Worldwide Corp., 3.112%, 02/15/2040	387,968	0.0
200,000 (1)	Packaging Corp. of America, 3.650%, 09/15/2024	199,267	0.0
250,000	Parker-Hannifin Corp., 4.200%, 11/21/2034	232,589	0.0
500,000	Raytheon Technologies Corp., 3.030%, 03/15/2052	373,436	0.0
500,000	Raytheon Technologies Corp., 4.150%, 05/15/2045	445,448	0.0
1,000,000	Raytheon Technologies Corp., 4.450%, 11/16/2038	955,601	0.1
500,000	Raytheon Technologies Corp., 4.500%, 06/01/2042	477,684	0.0
1,000,000	Raytheon Technologies Corp., 4.625%, 11/16/2048	978,540	0.1
500,000	Republic Services, Inc., 2.300%, 03/01/2030	429,516	0.0
500,000	Ryder System, Inc., 1.750%, 09/01/2026	452,045	0.0
500,000	Ryder System, Inc., 2.900%, 12/01/2026	466,423	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Industrial (continued)
500,000	Stanley Black & Decker, Inc., 2.300%, 03/15/2030	$429,223	0.0
252,000	Teledyne Technologies, Inc., 1.600%, 04/01/2026	227,183	0.0
250,000	Teledyne Technologies, Inc., 2.750%, 04/01/2031	209,251	0.0
500,000	Textron, Inc., 2.450%, 03/15/2031	411,301	0.0
500,000	Trane Technologies Luxembourg Finance SA, 3.800%, 03/21/2029	468,693	0.0
500,000	Trane Technologies Luxembourg Finance SA, 4.500%, 03/21/2049	447,090	0.0
250,000	Trane Technologies Luxembourg Finance SA, 4.650%, 11/01/2044	226,671	0.0
500,000	Union Pacific Corp., 2.750%, 04/15/2023	497,927	0.0
500,000	Union Pacific Corp., 2.750%, 03/01/2026	480,394	0.0
750,000	Union Pacific Corp., 2.950%, 03/10/2052	553,528	0.0
500,000	Union Pacific Corp., 2.973%, 09/16/2062	347,270	0.0
250,000	Union Pacific Corp., 3.375%, 02/01/2035	224,375	0.0
250,000	Union Pacific Corp., 3.750%, 03/15/2024	250,701	0.0
250,000	Union Pacific Corp., 3.799%, 10/01/2051	214,446	0.0
750,000	Union Pacific Corp., 3.799%, 04/06/2071	602,858	0.0
1,000,000	United Parcel Service, Inc., 2.800%, 11/15/2024	988,999	0.1
1,000,000 (1)	United Parcel Service, Inc., 3.050%, 11/15/2027	974,958	0.1
1,000,000	Vulcan Materials Co., 3.500%, 06/01/2030	907,660	0.0
1,000,000	Waste Management, Inc., 1.150%, 03/15/2028	853,067	0.0
750,000	Waste Management, Inc., 1.500%, 03/15/2031	597,448	0.0
500,000	Waste Management, Inc., 2.500%, 11/15/2050	337,399	0.0
		65,120,177	2.3
	Technology: 1.9%
500,000	Adobe, Inc., 2.150%, 02/01/2027	467,758	0.0
750,000	Apple, Inc., 1.200%, 02/08/2028	656,801	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya U.S. Bond Index Portfolio	as of June 30, 2022 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Technology (continued)
1,000,000	Apple, Inc., 1.650%, 05/11/2030	$848,516	0.0
750,000	Apple, Inc., 2.375%, 02/08/2041	575,022	0.0
1,000,000	Apple, Inc., 2.400%, 01/13/2023	998,948	0.1
1,000,000	Apple, Inc., 2.400%, 05/03/2023	994,672	0.1
1,000,000	Apple, Inc., 2.650%, 05/11/2050	739,833	0.0
750,000	Apple, Inc., 2.650%, 02/08/2051	554,489	0.0
750,000	Apple, Inc., 3.000%, 02/09/2024	748,771	0.0
1,000,000 (1)	Apple, Inc., 3.200%, 05/13/2025	1,001,413	0.1
1,000,000	Apple, Inc., 3.250%, 02/23/2026	994,553	0.1
1,000,000	Apple, Inc., 3.350%, 02/09/2027	994,400	0.1
500,000	Apple, Inc., 3.450%, 05/06/2024	502,165	0.0
500,000	Apple, Inc., 3.450%, 02/09/2045	435,969	0.0
1,000,000	Apple, Inc., 3.850%, 05/04/2043	922,043	0.0
400,000	Apple, Inc., 4.375%, 05/13/2045	396,675	0.0
500,000	Apple, Inc., 4.450%, 05/06/2044	498,906	0.0
500,000	Applied Materials, Inc., 3.900%, 10/01/2025	503,643	0.0
250,000	Autodesk, Inc., 4.375%, 06/15/2025	253,971	0.0
1,000,000	Broadcom Corp. / Broadcom Cayman Finance Ltd., 3.875%, 01/15/2027	963,086	0.1
1,052,000 (2)	Broadcom, Inc., 4.926%, 05/15/2037	944,637	0.0
106,000	Dell International LLC / EMC Corp., 5.450%, 06/15/2023	107,104	0.0
400,000	Dell International LLC / EMC Corp., 6.020%, 06/15/2026	415,919	0.0
99,000	Dell International LLC / EMC Corp., 8.350%, 07/15/2046	123,542	0.0
500,000	Fidelity National Information Services, Inc., 1.150%, 03/01/2026	442,943	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Technology (continued)
500,000	Fidelity National Information Services, Inc., 1.650%, 03/01/2028	$427,004	0.0
500,000 (1)	Fidelity National Information Services, Inc., 2.250%, 03/01/2031	406,332	0.0
1,000,000 (1)	Fiserv, Inc., 2.250%, 06/01/2027	895,257	0.0
2,000,000	Fiserv, Inc., 2.650%, 06/01/2030	1,695,899	0.1
1,000,000	Hewlett Packard Enterprise Co., 1.450%, 04/01/2024	960,377	0.1
500,000	Hewlett Packard Enterprise Co., 4.400%, 10/15/2022	500,962	0.0
1,000,000	HP, Inc., 2.200%, 06/17/2025	946,439	0.0
500,000	HP, Inc., 3.400%, 06/17/2030	436,606	0.0
1,000,000	Intel Corp., 2.450%, 11/15/2029	893,070	0.0
1,000,000 (1)	Intel Corp., 3.150%, 05/11/2027	977,357	0.1
500,000	Intel Corp., 3.250%, 11/15/2049	389,681	0.0
1,760,000 (1)	Intel Corp., 3.700%, 07/29/2025	1,773,437	0.1
272,000	Intel Corp., 3.734%, 12/08/2047	231,160	0.0
3,000,000	International Business Machines Corp., 1.950%, 05/15/2030	2,516,838	0.1
1,000,000	International Business Machines Corp., 2.850%, 05/15/2040	759,199	0.0
1,000,000	International Business Machines Corp., 3.375%, 08/01/2023	1,002,314	0.1
1,000,000 (1)	International Business Machines Corp., 3.450%, 02/19/2026	987,933	0.1
400,000	Lam Research Corp., 3.800%, 03/15/2025	401,077	0.0
750,000	Lam Research Corp., 4.000%, 03/15/2029	737,318	0.0
1,000,000	Microsoft Corp., 2.375%, 05/01/2023	997,075	0.1
1,000,000	Microsoft Corp., 2.400%, 08/08/2026	962,985	0.1
2,250,000	Microsoft Corp., 2.525%, 06/01/2050	1,660,071	0.1
87,000	Microsoft Corp., 2.675%, 06/01/2060	62,513	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya U.S. Bond Index Portfolio	as of June 30, 2022 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Technology (continued)
500,000	Microsoft Corp., 2.875%, 02/06/2024	$498,805	0.0
1,000,000	Microsoft Corp., 2.921%, 03/17/2052	790,419	0.0
413,000	Microsoft Corp., 3.041%, 03/17/2062	321,242	0.0
500,000	Microsoft Corp., 3.125%, 11/03/2025	500,438	0.0
1,500,000	Microsoft Corp., 3.300%, 02/06/2027	1,491,459	0.1
250,000 (1)	Microsoft Corp., 3.500%, 02/12/2035	239,967	0.0
750,000	Microsoft Corp., 3.625%, 12/15/2023	756,233	0.0
1,000,000	NVIDIA Corp., 2.850%, 04/01/2030	916,375	0.0
1,000,000	NVIDIA Corp., 3.500%, 04/01/2040	877,131	0.0
500,000	NVIDIA Corp., 3.500%, 04/01/2050	425,598	0.0
750,000	Oracle Corp., 1.650%, 03/25/2026	673,091	0.0
500,000	Oracle Corp., 2.500%, 10/15/2022	499,011	0.0
500,000	Oracle Corp., 2.875%, 03/25/2031	412,448	0.0
1,000,000	Oracle Corp., 2.950%, 11/15/2024	970,198	0.1
750,000	Oracle Corp., 2.950%, 05/15/2025	718,940	0.0
1,000,000	Oracle Corp., 3.250%, 11/15/2027	923,198	0.0
500,000 (1)	Oracle Corp., 3.400%, 07/08/2024	493,366	0.0
500,000	Oracle Corp., 3.650%, 03/25/2041	373,369	0.0
400,000	Oracle Corp., 3.850%, 07/15/2036	321,966	0.0
750,000	Oracle Corp., 3.900%, 05/15/2035	619,588	0.0
500,000	Oracle Corp., 3.950%, 03/25/2051	368,012	0.0
750,000	Oracle Corp., 4.125%, 05/15/2045	571,810	0.0
180,000	Oracle Corp., 4.300%, 07/08/2034	157,287	0.0
1,500,000	Oracle Corp., 5.375%, 07/15/2040	1,368,860	0.1
500,000	QUALCOMM, Inc., 2.150%, 05/20/2030	438,538	0.0
850,000	QUALCOMM, Inc., 4.650%, 05/20/2035	871,775	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Technology (continued)
350,000	QUALCOMM, Inc., 4.800%, 05/20/2045	$359,404	0.0
		53,665,211	1.9
	Utilities: 2.2%
250,000	Ameren Illinois Co., 4.300%, 07/01/2044	231,759	0.0
500,000	Appalachian Power Co., 3.700%, 05/01/2050	398,390	0.0
500,000	Appalachian Power Co., 4.400%, 05/15/2044	439,529	0.0
750,000	Appalachian Power Co., 4.450%, 06/01/2045	655,560	0.0
750,000	Arizona Public Service Co., 2.950%, 09/15/2027	705,054	0.0
400,000	Arizona Public Service Co., 3.350%, 06/15/2024	395,393	0.0
1,000,000	Arizona Public Service Co., 3.350%, 05/15/2050	736,037	0.0
500,000	Atlantic City Electric Co., 2.300%, 03/15/2031	432,331	0.0
500,000	Atmos Energy Corp., 4.125%, 10/15/2044	443,726	0.0
500,000	Atmos Energy Corp., 4.125%, 03/15/2049	454,008	0.0
1,000,000 (1)	Baltimore Gas and Electric Co., 3.350%, 07/01/2023	997,335	0.1
500,000	Baltimore Gas and Electric Co., 3.500%, 08/15/2046	411,379	0.0
1,000,000	Berkshire Hathaway Energy Co., 6.125%, 04/01/2036	1,106,493	0.1
750,000	CenterPoint Energy Houston Electric LLC, 3.000%, 02/01/2027	718,968	0.0
750,000	CenterPoint Energy Houston Electric LLC, 3.350%, 04/01/2051	611,063	0.0
250,000	CMS Energy Corp., 3.875%, 03/01/2024	249,825	0.0
250,000	CMS Energy Corp., 4.875%, 03/01/2044	238,319	0.0
500,000	Commonwealth Edison Co., 3.125%, 03/15/2051	384,879	0.0
200,000	Consolidated Edison Co. of New York, Inc., 4.300%, 12/01/2056	175,897	0.0
500,000	Consolidated Edison Co. of New York, Inc., 4.450%, 03/15/2044	458,087	0.0
500,000	Consolidated Edison Co. of New York, Inc., 4.500%, 12/01/2045	456,322	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya U.S. Bond Index Portfolio	as of June 30, 2022 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Utilities (continued)
400,000	Consolidated Edison Co. of New York, Inc., 4.625%, 12/01/2054	$372,235	0.0
500,000	Consumers Energy Co., 3.950%, 07/15/2047	447,297	0.0
250,000	Dominion Energy South Carolina, Inc., 5.100%, 06/01/2065	249,238	0.0
750,000	Dominion Energy, Inc., 1.450%, 04/15/2026	679,145	0.0
750,000 (1)	Dominion Energy, Inc., 3.300%, 04/15/2041	589,716	0.0
250,000	DTE Electric Co., 4.300%, 07/01/2044	233,575	0.0
1,000,000	DTE Energy Co., 1.050%, 06/01/2025	920,745	0.1
500,000	Duke Energy Carolinas LLC, 2.500%, 03/15/2023	498,296	0.0
750,000	Duke Energy Carolinas LLC, 2.550%, 04/15/2031	656,687	0.0
750,000	Duke Energy Carolinas LLC, 3.450%, 04/15/2051	612,069	0.0
1,000,000 (1)	Duke Energy Corp., 2.450%, 06/01/2030	843,873	0.0
500,000	Duke Energy Corp., 3.750%, 09/01/2046	394,762	0.0
500,000	Duke Energy Corp., 3.950%, 10/15/2023	502,302	0.0
500,000	Duke Energy Corp., 4.800%, 12/15/2045	457,551	0.0
1,000,000	Duke Energy Florida LLC, 3.800%, 07/15/2028	978,136	0.1
150,000	Duke Energy Progress LLC, 4.150%, 12/01/2044	134,487	0.0
750,000	Duke Energy Progress LLC, 4.200%, 08/15/2045	683,218	0.0
134,000	Eastern Energy Gas Holdings LLC, 3.600%, 12/15/2024	132,842	0.0
500,000	Enel Generacion Chile SA, 4.250%, 04/15/2024	493,060	0.0
500,000	Entergy Arkansas LLC, 3.350%, 06/15/2052	395,810	0.0
400,000	Entergy Arkansas LLC, 3.500%, 04/01/2026	395,099	0.0
400,000	Entergy Arkansas LLC, 3.700%, 06/01/2024	401,635	0.0
500,000	Entergy Corp., 2.400%, 06/15/2031	407,181	0.0
1,000,000	Entergy Corp., 2.800%, 06/15/2030	858,723	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Utilities (continued)
500,000	Entergy Louisiana LLC, 2.350%, 06/15/2032	$418,484	0.0
500,000	Entergy Louisiana LLC, 4.950%, 01/15/2045	477,788	0.0
500,000	Essential Utilities, Inc., 2.400%, 05/01/2031	416,712	0.0
1,000,000	Evergy Kansas Central, Inc., 4.125%, 03/01/2042	892,059	0.1
500,000	Evergy Kansas Central, Inc., 4.625%, 09/01/2043	457,151	0.0
1,000,000	Exelon Corp., 4.950%, 06/15/2035	977,382	0.1
750,000	Exelon Corp., 5.100%, 06/15/2045	738,725	0.0
500,000	Florida Power & Light Co., 3.250%, 06/01/2024	500,038	0.0
750,000	Florida Power & Light Co., 3.800%, 12/15/2042	669,716	0.0
1,500,000	Florida Power & Light Co., 4.050%, 06/01/2042	1,392,227	0.1
500,000	Georgia Power Co., 3.250%, 03/15/2051	368,232	0.0
500,000	Indiana Michigan Power Co., 4.550%, 03/15/2046	466,030	0.0
1,000,000 (2)	Israel Electric Corp. Ltd., 4.250%, 08/14/2028	963,743	0.1
1,000,000 (1)	ITC Holdings Corp., 3.350%, 11/15/2027	956,159	0.1
250,000	ITC Holdings Corp., 3.650%, 06/15/2024	247,805	0.0
500,000	Jersey Central Power & Light Co., 6.150%, 06/01/2037	534,393	0.0
1,000,000	Kentucky Utilities Co., 3.300%, 06/01/2050	782,086	0.0
2,500,000	Kentucky Utilities Co., 5.125%, 11/01/2040	2,504,485	0.1
500,000	MidAmerican Energy Co., 3.100%, 05/01/2027	483,088	0.0
500,000	MidAmerican Energy Co., 3.950%, 08/01/2047	446,543	0.0
2,000,000	Mississippi Power Co., 4.250%, 03/15/2042	1,747,780	0.1
250,000 (2)	Monongahela Power Co., 5.400%, 12/15/2043	247,639	0.0
500,000	National Fuel Gas Co., 2.950%, 03/01/2031	406,299	0.0
1,000,000	National Fuel Gas Co., 5.200%, 07/15/2025	1,013,413	0.1
500,000	National Fuel Gas Co., 5.500%, 01/15/2026	502,460	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya U.S. Bond Index Portfolio	as of June 30, 2022 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Utilities (continued)
1,000,000 (3)	National Rural Utilities Cooperative Finance Corp., 5.250%, 04/20/2046	$921,148	0.1
500,000	Northern States Power Co/MN, 4.125%, 05/15/2044	454,307	0.0
250,000	Oklahoma Gas and Electric Co., 4.000%, 12/15/2044	215,467	0.0
250,000	Oklahoma Gas and Electric Co., 4.550%, 03/15/2044	229,337	0.0
1,500,000	Pacific Gas and Electric Co., 2.100%, 08/01/2027	1,258,672	0.1
1,500,000	Pacific Gas and Electric Co., 2.500%, 02/01/2031	1,148,774	0.1
500,000	Pacific Gas and Electric Co., 3.250%, 06/01/2031	404,359	0.0
1,500,000	Pacific Gas and Electric Co., 3.300%, 08/01/2040	1,036,428	0.1
1,500,000	Pacific Gas and Electric Co., 3.500%, 08/01/2050	1,004,769	0.1
500,000	Pacific Gas and Electric Co., 4.200%, 06/01/2041	366,923	0.0
1,000,000	PacifiCorp, 4.150%, 02/15/2050	904,153	0.1
750,000	PECO Energy Co., 4.150%, 10/01/2044	684,064	0.0
250,000	Piedmont Natural Gas Co., 4.100%, 09/18/2034	229,439	0.0
500,000	Public Service Co. of Colorado, 1.900%, 01/15/2031	422,678	0.0
1,000,000	Public Service Co. of Colorado, 3.700%, 06/15/2028	985,676	0.1
500,000	Public Service Co. of Colorado, 4.100%, 06/15/2048	457,317	0.0
1,000,000	Public Service Electric and Gas Co., 2.375%, 05/15/2023	988,686	0.1
750,000	Public Service Electric and Gas Co., 3.800%, 01/01/2043	658,845	0.0
250,000	Public Service Electric and Gas Co., 4.000%, 06/01/2044	225,113	0.0
750,000	Sierra Pacific Power Co., 2.600%, 05/01/2026	714,262	0.0
1,064,632	Southaven Combined Cycle Generation LLC, 3.846%, 08/15/2033	1,014,280	0.1
500,000	Southern California Edison Co., 3.900%, 03/15/2043	402,140	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Utilities (continued)
750,000	Southern California Edison Co., 4.000%, 04/01/2047	$609,820	0.0
500,000	Southern California Edison Co., 4.650%, 10/01/2043	455,035	0.0
500,000	Southern California Gas Co., 4.300%, 01/15/2049	453,954	0.0
1,000,000	Southern Co. Gas Capital Corp., 1.750%, 01/15/2031	791,532	0.0
1,000,000	Southern Co. Gas Capital Corp., 4.400%, 05/30/2047	874,566	0.0
500,000	Southern Co/The, 1.750%, 03/15/2028	428,122	0.0
500,000	Southern Power Co., 4.150%, 12/01/2025	501,054	0.0
500,000	Tampa Electric Co., 2.400%, 03/15/2031	431,910	0.0
250,000	Tampa Electric Co., 3.450%, 03/15/2051	197,463	0.0
250,000	Union Electric Co., 3.500%, 04/15/2024	249,790	0.0
300,000	Union Electric Co., 3.900%, 09/15/2042	266,087	0.0
250,000	Virginia Electric and Power Co., 2.950%, 11/15/2051	185,314	0.0
500,000	Virginia Electric and Power Co., 4.450%, 02/15/2044	466,212	0.0
1,533,000	Virginia Electric and Power Co., 6.000%, 05/15/2037	1,703,520	0.1
250,000	Wisconsin Electric Power Co., 4.250%, 06/01/2044	220,101	0.0
500,000	Wisconsin Power and Light Co., 4.100%, 10/15/2044	422,487	0.0
		64,632,277	2.2
	Total Corporate Bonds/ Notes (Cost $815,125,556)	744,709,694	25.8

COLLATERALIZED MORTGAGE OBLIGATIONS: 0.0%
505,279	Fannie Mae 2012-110 CA, 3.000%, 10/25/2042	483,376	0.0
385,387	Fannie Mae REMIC Trust 2006-78 BZ, 6.500%, 08/25/2036	422,423	0.0
	Total Collateralized Mortgage Obligations (Cost $930,957)	905,799	0.0

MUNICIPAL BONDS: 0.9%
	California: 0.2%
4,335,000	State of California, 7.550%, 04/01/2039	5,892,813	0.2

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya U.S. Bond Index Portfolio	as of June 30, 2022 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
MUNICIPAL BONDS: (continued)
	Connecticut: 0.1%
3,735,000	State of Connecticut, 5.850%, 03/15/2032	$4,190,796	0.1

	New Jersey: 0.2%
3,425,000	New Jersey Turnpike Authority, 7.102%, 01/01/2041	4,429,709	0.1
2,335,000	Port Authority of New York & New Jersey, 4.926%, 10/01/2051	2,499,488	0.1
		6,929,197	0.2
	New York: 0.2%
3,495,000	Metropolitan Transportation Authority, 6.814%, 11/15/2040	4,237,517	0.2

	Washington: 0.2%
3,900,000	State of Washington, 5.140%, 08/01/2040	4,361,837	0.2
	Total Municipal Bonds (Cost $22,725,326)	25,612,160	0.9

U.S. TREASURY OBLIGATIONS: 44.3%
	U.S. Treasury Bonds: 8.7%
160,000	1.250%, 05/15/2050	101,869	0.0
215,300	1.625%, 11/15/2050	151,522	0.0
10,159,000	2.250%, 08/15/2046	8,199,623	0.3
108,915,000 (1)	2.250%, 02/15/2052	89,667,677	3.1
7,000,000	2.500%, 02/15/2046	5,940,977	0.2
9,072,000	2.500%, 05/15/2046	7,696,316	0.3
9,022,000	3.000%, 11/15/2044	8,368,962	0.3
10,042,000	3.000%, 11/15/2045	9,339,060	0.3
26,600	3.000%, 02/15/2049	25,360	0.0
5,686,000	3.125%, 08/15/2044	5,391,039	0.2
72,810,000	3.250%, 05/15/2042	71,080,763	2.5
13,888,000	3.625%, 08/15/2043	14,265,580	0.5
11,092,000	3.625%, 02/15/2044	11,390,097	0.4
9,251,000	3.750%, 11/15/2043	9,685,002	0.3
7,845,000	3.875%, 08/15/2040	8,462,487	0.3
830,000	6.000%, 02/15/2026	913,681	0.0
		250,680,015	8.7
	U.S. Treasury Notes: 35.6%
10,000,000	0.125%, 01/31/2023	9,859,268	0.3
97,000	0.125%, 10/15/2023	93,548	0.0
18,549,700 (1)	0.375%, 01/31/2026	16,868,996	0.6
5,511,000	0.375%, 09/30/2027	4,794,462	0.2
13,405,700 (1)	0.500%, 11/30/2023	12,952,210	0.5
16,424,200 (1)	1.250%, 11/30/2026	15,210,028	0.5
7,000,000 (1)	1.375%, 08/31/2023	6,874,219	0.2
Principal Amount†		Value	Percentage of Net Assets
U.S. TREASURY OBLIGATIONS: (continued)
	U.S. Treasury Notes (continued)
5,000,000 (1)	1.375%, 09/30/2023	$4,904,492	0.2
10,000,000	1.500%, 02/28/2023	9,917,513	0.4
10,000,000 (1)	1.500%, 03/31/2023	9,905,443	0.3
54,972,900 (1)	1.500%, 01/31/2027	51,334,166	1.8
2,976,000	1.625%, 08/15/2022	2,976,666	0.1
6,480,000 (1)	1.625%, 04/30/2023	6,414,703	0.2
10,184,000 (1)	1.625%, 05/31/2023	10,067,839	0.4
4,046,000	1.625%, 10/31/2023	3,976,933	0.1
168,000	1.750%, 07/15/2022	168,035	0.0
69,000	1.750%, 01/31/2023	68,670	0.0
3,003,000 (1)	1.875%, 08/31/2022	3,004,495	0.1
10,000	1.875%, 06/30/2026	9,565	0.0
17,133,000	2.000%, 11/15/2026	16,383,431	0.6
5,000,000 (1)	2.125%, 11/30/2023	4,943,457	0.2
3,011,000 (1)	2.250%, 12/31/2023	2,979,479	0.1
19,000	2.250%, 04/30/2024	18,756	0.0
6,457,000	2.250%, 11/15/2024	6,349,678	0.2
9,874,000	2.500%, 05/15/2024	9,788,374	0.3
14,369,000 (1)	2.500%, 05/31/2024	14,240,465	0.5
19,431,000 (1)	2.625%, 05/31/2027	19,065,910	0.7
6,569,500	2.750%, 11/15/2023	6,551,793	0.2
7,052,000	2.750%, 02/15/2024	7,029,412	0.2
931,000	2.750%, 04/30/2027	918,526	0.0
16,076,000	2.750%, 05/31/2029	15,762,016	0.6
261,873,000	2.875%, 06/15/2025	260,850,059	9.0
65,722,000 (1)	2.875%, 05/15/2032	64,992,897	2.3
133,254,000	3.000%, 06/30/2024	133,332,079	4.6
195,122,000	3.250%, 06/30/2027	197,042,732	6.8
98,104,000	3.250%, 06/30/2029	99,276,649	3.4
		1,028,926,964	35.6
	Total U.S. Treasury Obligations (Cost $1,295,023,950)	1,279,606,979	44.3

U.S. GOVERNMENT AGENCY OBLIGATIONS: 29.7%
	Federal Home Loan Mortgage Corporation: 4.3%(4)
15,116,435	2.000%, 09/01/2051	13,158,388	0.5
635,628	2.348%, (US0012M + 1.900)%, 02/01/2042	636,546	0.0
1,761,409	2.500%, 02/01/2052	1,591,442	0.1
1,957,197	2.500%, 02/01/2052	1,768,343	0.1
6,952,265	2.500%, 04/01/2052	6,274,445	0.2
3,219,557	3.000%, 04/01/2045	3,068,519	0.1
2,892,683	3.000%, 04/01/2045	2,754,582	0.1
11,272,535	3.000%, 05/01/2045	10,729,763	0.4
5,268,796	3.000%, 11/01/2046	4,990,080	0.2
5,704,160	3.000%, 11/01/2047	5,409,740	0.2

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya U.S. Bond Index Portfolio	as of June 30, 2022 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Federal Home Loan Mortgage Corporation (continued)
119,331	3.500%, 01/01/2042	$117,414	0.0
639,390	3.500%, 01/01/2042	629,783	0.0
2,624,254	3.500%, 08/01/2042	2,571,973	0.1
10,486,748	3.500%, 04/01/2043	10,279,312	0.4
11,384,215	3.500%, 02/01/2044	11,158,455	0.4
4,087,798	3.500%, 12/01/2046	4,001,828	0.2
2,175,461	3.500%, 12/01/2047	2,126,456	0.1
12,228,926	3.500%, 03/01/2048	11,971,636	0.4
7,159,891	3.500%, 05/01/2052	6,900,271	0.3
204,607	4.000%, 01/01/2025	207,115	0.0
45,329	4.000%, 08/01/2040	45,916	0.0
640,000	4.000%, 04/01/2041	648,304	0.0
696,788	4.000%, 05/01/2041	705,827	0.0
33,914	4.000%, 08/01/2041	34,354	0.0
71,691	4.000%, 12/01/2041	72,621	0.0
156,680	4.000%, 01/01/2042	157,579	0.0
1,302,928	4.000%, 03/01/2042	1,319,828	0.1
43,513	4.000%, 12/01/2042	43,968	0.0
575,573	4.000%, 02/01/2044	578,986	0.0
233,872	4.000%, 07/01/2045	235,864	0.0
232,074	4.000%, 09/01/2045	234,079	0.0
251,577	4.000%, 09/01/2045	253,751	0.0
180,478	4.000%, 09/01/2045	182,037	0.0
4,055,362	4.000%, 11/01/2045	4,082,381	0.2
575,232	4.000%, 05/01/2046	580,085	0.0
145,586	4.000%, 11/01/2047	146,079	0.0
230,301	4.000%, 03/01/2048	231,505	0.0
340	4.500%, 04/01/2023	348	0.0
29,570	4.500%, 03/01/2039	30,570	0.0
81,075	4.500%, 08/01/2039	83,819	0.0
161,471	4.500%, 09/01/2039	166,918	0.0
224,191	4.500%, 09/01/2039	231,774	0.0
101,351	4.500%, 09/01/2039	104,766	0.0
202,061	4.500%, 10/01/2039	208,876	0.0
283,065	4.500%, 12/01/2039	291,869	0.0
83,606	4.500%, 03/01/2040	86,207	0.0
222,076	4.500%, 04/01/2040	229,567	0.0
39,960	4.500%, 06/01/2040	41,308	0.0
243,139	4.500%, 07/01/2040	251,342	0.0
186,417	4.500%, 07/01/2040	192,700	0.0
176,809	4.500%, 08/01/2040	182,777	0.0
67,217	4.500%, 08/01/2040	69,486	0.0
210,257	4.500%, 03/01/2041	217,355	0.0
72,482	4.500%, 03/01/2041	74,930	0.0
98,924	4.500%, 04/01/2041	102,263	0.0
312,113	4.500%, 06/01/2041	322,645	0.0
213,285	4.500%, 07/01/2041	220,503	0.0
Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Federal Home Loan Mortgage Corporation (continued)
960,379	4.500%, 08/01/2041	$984,157	0.1
25,265	4.500%, 08/01/2041	25,432	0.0
741,727	4.500%, 07/01/2048	750,353	0.0
13,289	5.000%, 03/01/2034	13,962	0.0
55,050	5.000%, 12/01/2034	58,020	0.0
68,952	5.000%, 08/01/2035	72,685	0.0
191,926	5.000%, 08/01/2035	202,183	0.0
53,962	5.000%, 10/01/2035	56,881	0.0
58,868	5.000%, 10/01/2035	61,297	0.0
57,203	5.000%, 10/01/2035	60,297	0.0
142,585	5.000%, 12/01/2035	150,369	0.0
21,309	5.000%, 04/01/2036	22,426	0.0
61,271	5.000%, 11/01/2036	64,562	0.0
45,259	5.000%, 02/01/2037	47,778	0.0
33,979	5.000%, 05/01/2037	35,869	0.0
531,374	5.000%, 10/01/2037	558,382	0.0
302,686	5.000%, 03/01/2038	319,543	0.0
275,209	5.000%, 03/01/2038	290,503	0.0
97,203	5.000%, 03/01/2038	102,457	0.0
100,656	5.000%, 04/01/2038	106,181	0.0
9,221	5.000%, 10/01/2038	9,722	0.0
31,146	5.000%, 06/01/2040	32,846	0.0
86,680	5.000%, 08/01/2040	91,345	0.0
198,641	5.000%, 04/01/2041	209,485	0.0
47,706	5.490%, 02/01/2037	49,660	0.0
9,224	5.500%, 12/01/2024	9,277	0.0
44,584	5.500%, 09/01/2034	47,866	0.0
64,237	5.500%, 01/01/2035	68,741	0.0
26,405	5.500%, 09/01/2035	28,366	0.0
517,830	5.500%, 09/01/2035	556,539	0.0
454,890	5.500%, 10/01/2035	489,177	0.0
160,434	5.500%, 03/01/2036	172,317	0.0
40,284	5.500%, 03/01/2036	43,204	0.0
24,209	5.500%, 05/01/2036	25,962	0.0
138,224	5.500%, 06/01/2036	148,448	0.0
2,417	5.500%, 07/01/2036	2,596	0.0
8,983	5.500%, 07/01/2036	9,662	0.0
46,709	5.500%, 07/01/2036	50,183	0.0
9,178	5.500%, 10/01/2036	9,866	0.0
58,769	5.500%, 11/01/2036	63,227	0.0
3,647	5.500%, 12/01/2036	3,797	0.0
31,610	5.500%, 12/01/2036	34,007	0.0
44,405	5.500%, 12/01/2036	47,779	0.0
43,242	5.500%, 02/01/2037	46,528	0.0
5,524	5.500%, 02/01/2037	5,777	0.0
15,412	5.500%, 05/01/2037	16,578	0.0
1,752	5.500%, 06/01/2037	1,886	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya U.S. Bond Index Portfolio	as of June 30, 2022 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Federal Home Loan Mortgage Corporation (continued)
21,903	5.500%, 12/01/2037	$23,567	0.0
12,020	5.500%, 03/01/2038	12,888	0.0
3,533	5.500%, 06/01/2038	3,802	0.0
6,754	5.500%, 06/01/2038	7,268	0.0
5,436	5.500%, 08/01/2038	5,675	0.0
431	5.500%, 10/01/2038	449	0.0
462,274	5.500%, 11/01/2038	497,326	0.0
10,618	5.500%, 12/01/2038	11,424	0.0
8,930	5.500%, 12/01/2038	9,605	0.0
6,807	5.500%, 12/01/2038	7,322	0.0
12,107	5.500%, 01/01/2039	13,023	0.0
70,868	5.500%, 01/01/2039	76,231	0.0
33,587	5.500%, 01/01/2040	35,971	0.0
44,089	5.500%, 01/01/2040	47,424	0.0
44,703	5.500%, 03/01/2040	48,099	0.0
103,719	5.500%, 01/01/2041	108,048	0.0
52,744	5.750%, 05/01/2037	55,234	0.0
49,869	5.800%, 07/01/2037	52,105	0.0
38,371	5.800%, 08/01/2037	40,232	0.0
69,415	5.800%, 09/01/2037	72,783	0.0
35,651	5.800%, 09/01/2037	37,382	0.0
2,724	6.000%, 04/01/2028	2,920	0.0
27,452	6.000%, 07/01/2028	28,897	0.0
5,362	6.000%, 04/01/2036	5,885	0.0
1,783	6.000%, 04/01/2036	1,950	0.0
90	6.000%, 04/01/2036	94	0.0
17,229	6.000%, 06/01/2036	18,929	0.0
6,321	6.000%, 07/01/2036	6,941	0.0
5,927	6.000%, 08/01/2036	6,506	0.0
38,756	6.000%, 08/01/2036	42,185	0.0
1,942	6.000%, 08/01/2036	2,044	0.0
31,750	6.000%, 01/01/2037	34,703	0.0
29,348	6.000%, 02/01/2037	32,225	0.0
1,701	6.000%, 04/01/2037	1,868	0.0
1,144	6.000%, 06/01/2037	1,251	0.0
9,274	6.000%, 06/01/2037	10,081	0.0
4,519	6.000%, 07/01/2037	4,963	0.0
147	6.000%, 07/01/2037	161	0.0
2,243	6.000%, 08/01/2037	2,442	0.0
9,024	6.000%, 08/01/2037	9,663	0.0
4,543	6.000%, 08/01/2037	4,989	0.0
139,792	6.000%, 08/01/2037	150,040	0.0
1,351	6.000%, 08/01/2037	1,483	0.0
1,899	6.000%, 09/01/2037	2,084	0.0
3,698	6.000%, 09/01/2037	4,060	0.0
2,566	6.000%, 09/01/2037	2,708	0.0
6,332	6.000%, 10/01/2037	6,953	0.0
Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Federal Home Loan Mortgage Corporation (continued)
2,238	6.000%, 10/01/2037	$2,355	0.0
8,277	6.000%, 10/01/2037	8,718	0.0
7,666	6.000%, 10/01/2037	8,418	0.0
1,982	6.000%, 11/01/2037	2,177	0.0
24,891	6.000%, 11/01/2037	27,317	0.0
1,117	6.000%, 11/01/2037	1,177	0.0
48,597	6.000%, 12/01/2037	53,126	0.0
11,732	6.000%, 01/01/2038	12,882	0.0
1,696	6.000%, 01/01/2038	1,858	0.0
6,881	6.000%, 01/01/2038	7,266	0.0
7,337	6.000%, 05/01/2038	7,732	0.0
948	6.000%, 06/01/2038	1,041	0.0
26,445	6.000%, 07/01/2038	28,756	0.0
9,965	6.000%, 07/01/2038	10,529	0.0
261,618	6.000%, 09/01/2038	286,196	0.0
10,276	6.000%, 09/01/2038	10,826	0.0
634	6.000%, 09/01/2038	696	0.0
5,602	6.000%, 09/01/2038	6,151	0.0
5,988	6.000%, 11/01/2038	6,323	0.0
131,878	6.000%, 01/01/2039	142,992	0.0
102,531	6.000%, 04/01/2039	110,809	0.0
32,468	6.000%, 08/01/2039	34,654	0.0
27,586	6.000%, 10/01/2039	29,939	0.0
27,150	6.000%, 11/01/2039	28,600	0.0
14,471	6.000%, 11/01/2039	15,863	0.0
1,229	6.000%, 12/01/2039	1,344	0.0
40,737	6.000%, 05/01/2040	44,731	0.0
54,373	6.150%, 12/01/2037	57,293	0.0
18,698	6.150%, 01/01/2038	19,700	0.0
77,645	6.150%, 02/01/2038	81,816	0.0
840,000 (1)	6.250%, 07/15/2032	1,043,891	0.1
7,039	6.500%, 06/01/2036	7,754	0.0
1,392	6.500%, 08/01/2036	1,475	0.0
649	6.500%, 10/01/2036	687	0.0
25,464	6.500%, 10/01/2036	28,066	0.0
11,281	6.500%, 07/01/2037	12,013	0.0
4,533	6.500%, 09/01/2037	4,832	0.0
2,116	6.500%, 10/01/2037	2,291	0.0
2,721	6.500%, 11/01/2037	2,891	0.0
10,510	6.500%, 04/01/2038	11,531	0.0
3,164	6.500%, 04/01/2038	3,426	0.0
249	6.500%, 05/01/2038	261	0.0
1,459	6.500%, 05/01/2038	1,532	0.0
1,993	6.500%, 07/01/2038	2,094	0.0
1,223	6.500%, 08/01/2038	1,312	0.0
148	6.500%, 10/01/2038	157	0.0
5,557	6.500%, 11/01/2038	6,044	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya U.S. Bond Index Portfolio	as of June 30, 2022 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Federal Home Loan Mortgage Corporation (continued)
53,079	6.500%, 12/01/2038	$55,778	0.0
5,326	6.500%, 12/01/2038	5,598	0.0
371,466	6.500%, 12/01/2038	390,455	0.0
6,767	6.500%, 12/01/2038	7,111	0.0
2,768	6.500%, 01/01/2039	3,000	0.0
		123,462,823	4.3
	Federal National Mortgage Association : 4.8%(4)
29,800,000 (5)	2.000%, 07/15/2037	27,823,422	1.0
13,932,736	2.000%, 11/01/2051	12,199,140	0.4
18,400,900	2.000%, 02/01/2052	15,995,855	0.6
4,943,061	2.000%, 04/01/2052	4,309,119	0.2
10,571,312	2.500%, 06/01/2050	9,607,104	0.3
18,909,866	2.500%, 08/01/2050	17,230,349	0.6
3,760,652	2.500%, 05/01/2051	3,402,971	0.1
13,573,418	2.500%, 06/01/2051	12,261,411	0.4
1,879,702	2.500%, 09/01/2051	1,703,544	0.1
8,744,175	2.500%, 12/01/2051	7,926,115	0.3
9,938,717	2.500%, 02/01/2052	8,958,072	0.3
1,028,162	3.000%, 09/01/2046	953,065	0.0
10,082,734	3.500%, 11/01/2051	9,973,070	0.3
1,168,606	3.720%, 10/01/2029	1,184,040	0.0
59,715	5.700%, 07/01/2036	60,557	0.0
10,110	5.700%, 07/01/2036	10,128	0.0
805,000 (1)	6.625%, 11/15/2030	995,442	0.0
3,430,000	7.125%, 01/15/2030	4,315,389	0.2
		138,908,793	4.8
	Government National Mortgage Association : 7.4%
18,512,715	2.000%, 01/20/2051	16,528,282	0.6
12,387,862	2.000%, 02/20/2051	11,049,333	0.4
8,475,000 (5)	2.000%, 07/15/2052	7,528,846	0.3
3,273,802	2.500%, 03/20/2051	3,008,902	0.1
6,537,175	2.500%, 04/20/2051	6,008,369	0.2
5,038,978	2.500%, 05/20/2051	4,632,633	0.2
4,595,080	2.500%, 08/20/2051	4,215,073	0.2
14,028,644	2.500%, 09/20/2051	12,892,607	0.5
4,959,763	2.500%, 04/20/2052	4,549,291	0.2
23,094,000 (5)	2.500%, 07/15/2052	21,141,836	0.7
3,064,483	3.000%, 07/20/2045	2,940,242	0.1
2,933,587	3.000%, 10/20/2051	2,805,598	0.1
16,106,321	3.000%, 10/20/2051	15,228,745	0.5
19,892,035	3.000%, 11/20/2051	18,803,440	0.7
6,700,001	3.000%, 11/20/2051	6,407,629	0.2
17,480,000 (5)	3.000%, 07/15/2052	16,484,459	0.6
10,751,716	3.500%, 03/20/2047	10,796,445	0.4
4,124,973	3.500%, 09/20/2047	4,064,824	0.1
1,838,737	3.500%, 01/20/2048	1,816,948	0.1
Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Government National Mortgage Association (continued)
12,133,282	3.500%, 02/20/2048	$11,989,489	0.4
12,020,110	3.500%, 03/20/2048	11,877,663	0.4
2,542,175	4.000%, 10/20/2043	2,618,878	0.1
1,205,499	4.000%, 03/20/2046	1,220,407	0.0
1,937,235	4.000%, 03/20/2046	1,949,817	0.1
443,947	4.500%, 02/20/2041	468,183	0.0
135,649	4.500%, 03/20/2041	140,574	0.0
513,956	4.500%, 05/20/2041	537,614	0.0
590,504	4.500%, 06/20/2041	617,694	0.0
1,129,098	4.500%, 07/20/2041	1,181,037	0.0
493,180	4.500%, 09/20/2041	516,278	0.0
1,447,839	4.500%, 10/20/2041	1,515,922	0.1
1,807,116	4.500%, 01/20/2050	1,840,087	0.1
6,404	5.000%, 10/15/2037	6,791	0.0
1,652	5.000%, 04/15/2038	1,718	0.0
31,649	5.000%, 03/15/2039	33,482	0.0
49,112	5.000%, 08/15/2039	52,099	0.0
365,533	5.000%, 09/15/2039	384,590	0.0
365,463	5.000%, 09/15/2039	387,629	0.0
325,386	5.000%, 02/15/2040	345,192	0.0
232,202	5.000%, 04/15/2040	243,327	0.0
517,545	5.000%, 06/15/2040	545,741	0.0
19,370	5.000%, 07/15/2040	20,413	0.0
177,353	5.000%, 04/15/2042	184,038	0.0
321,613	5.000%, 04/20/2042	342,234	0.0
297,495	5.000%, 06/20/2048	306,055	0.0
16,263	5.500%, 07/20/2038	17,164	0.0
213,361	5.500%, 09/20/2039	230,590	0.0
16,070	5.500%, 10/20/2039	17,366	0.0
9,346	5.500%, 11/20/2039	10,019	0.0
365,319	5.500%, 11/20/2039	394,847	0.0
5,600	5.500%, 12/20/2040	6,047	0.0
19,640	5.500%, 01/20/2041	21,242	0.0
117,430	5.500%, 03/20/2041	126,982	0.0
190,664	5.500%, 04/20/2041	206,062	0.0
295,362	5.500%, 05/20/2041	319,407	0.0
274,411	5.500%, 06/20/2041	296,741	0.0
7,333	6.000%, 10/15/2036	8,025	0.0
27,081	6.000%, 08/15/2037	29,719	0.0
21,457	6.000%, 11/15/2037	23,487	0.0
3,931	6.000%, 12/15/2037	4,145	0.0
13,092	6.000%, 01/15/2038	13,870	0.0
18,522	6.000%, 01/15/2038	20,516	0.0
16,194	6.000%, 02/15/2038	17,927	0.0
40,703	6.000%, 02/15/2038	43,141	0.0
211	6.000%, 02/15/2038	224	0.0
386	6.000%, 04/15/2038	406	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya U.S. Bond Index Portfolio	as of June 30, 2022 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Government National Mortgage Association (continued)
98,407	6.000%, 05/15/2038	$108,202	0.0
96,406	6.000%, 05/15/2038	103,681	0.0
14,515	6.000%, 07/15/2038	16,080	0.0
28,495	6.000%, 09/15/2038	31,565	0.0
465,449	6.000%, 08/20/2040	509,822	0.0
		212,807,731	7.4
	Other U.S. Agency Obligations: 1.3%
3,489,000	1.620%, 09/04/2025	3,322,311	0.1
1,500,000	1.875%, 08/15/2022	1,499,729	0.0
2,000,000	2.320%, 01/26/2032	1,771,929	0.1
5,000,000	2.380%, 03/16/2032	4,572,820	0.1
12,500,000	2.390%, 11/01/2034	10,960,896	0.4
5,000,000	2.400%, 09/21/2026	4,862,284	0.2
4,000,000	2.600%, 04/05/2027	3,906,491	0.1
2,000,000	3.780%, 06/08/2028	1,991,271	0.1
10,000	6.150%, 01/15/2038	12,433	0.0
5,000,000	7.125%, 05/01/2030	6,287,298	0.2
		39,187,462	1.3
	Sovereign: 0.5%
5,000,000	2.850%, 05/23/2025	4,963,686	0.2
5,000,000	2.900%, 04/12/2032	4,768,398	0.2
4,000,000	3.400%, 04/25/2034	3,936,717	0.1
		13,668,801	0.5
	Uniform Mortgage-Backed Securities: 11.4%
926,947	2.000%, 05/01/2051	808,443	0.0
7,255,269	2.000%, 05/01/2051	6,348,679	0.2
9,542,876	2.000%, 10/01/2051	8,309,362	0.3
9,641,045	2.000%, 01/01/2052	8,446,270	0.3
16,757,652	2.000%, 01/01/2052	14,615,035	0.5
2,944,826	2.000%, 02/01/2052	2,568,296	0.1
5,918,548	2.000%, 02/01/2052	5,161,785	0.2
6,866,444	2.000%, 02/01/2052	5,988,469	0.2
12,507,172	2.000%, 02/01/2052	10,911,937	0.4
14,691,571	2.000%, 02/01/2052	12,813,045	0.5
10,659,542	2.000%, 02/01/2052	9,296,695	0.3
3,885,406	2.000%, 03/01/2052	3,388,610	0.1
2,915,018	2.000%, 03/01/2052	2,542,294	0.1
2,129,658	2.500%, 09/01/2027	2,079,679	0.1
2,206,070	2.500%, 06/01/2030	2,164,537	0.1
2,954,481	2.500%, 06/01/2030	2,898,851	0.1
1,339,168	2.500%, 07/01/2030	1,313,947	0.1
9,731,893	2.500%, 11/01/2051	8,805,981	0.3
9,751,001	2.500%, 01/01/2052	8,813,672	0.3
3,922,059	2.500%, 02/01/2052	3,556,753	0.1
5,224,439	2.500%, 02/01/2052	4,722,107	0.2
3,944,185	2.500%, 03/01/2052	3,561,750	0.1
2,983,014	2.500%, 03/01/2052	2,696,209	0.1
Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Uniform Mortgage-Backed Securities (continued)
11,159,195	2.500%, 03/01/2052	$10,096,697	0.4
261,000 (5)	2.500%, 07/15/2052	234,798	0.0
584,577	3.000%, 06/01/2026	583,562	0.0
3,348,046	3.000%, 08/01/2030	3,338,066	0.1
1,309,273	3.000%, 09/01/2030	1,305,366	0.1
11,707,964	3.000%, 12/01/2042	11,192,889	0.4
4,815,547	3.000%, 07/01/2043	4,600,611	0.2
2,223,265	3.000%, 09/01/2043	2,125,260	0.1
2,984,246	3.000%, 07/01/2046	2,830,142	0.1
1,033,126	3.000%, 08/01/2046	979,409	0.0
11,760,919	3.000%, 12/01/2046	11,153,058	0.4
4,899,495	3.000%, 01/01/2052	4,617,502	0.2
1,640,520	3.500%, 05/01/2029	1,642,733	0.1
505,247	3.500%, 03/01/2041	496,388	0.0
536,261	3.500%, 12/01/2041	527,311	0.0
912,787	3.500%, 01/01/2042	897,268	0.0
2,068,450	3.500%, 10/01/2042	2,033,283	0.1
4,535,718	3.500%, 11/01/2042	4,450,150	0.2
2,638,642	3.500%, 01/01/2046	2,580,904	0.1
2,012,113	3.500%, 02/01/2046	1,968,053	0.1
4,016,713	3.500%, 02/01/2046	3,928,811	0.1
4,089,062	3.500%, 04/01/2046	4,000,005	0.2
2,171,775	3.500%, 02/01/2052	2,101,264	0.1
1,400,000 (5)	3.500%, 07/15/2052	1,346,734	0.1
541,582	4.000%, 10/01/2040	539,813	0.0
82,889	4.000%, 10/01/2040	83,878	0.0
5,186,657	4.000%, 11/01/2040	5,248,672	0.2
806,819	4.000%, 12/01/2040	816,488	0.0
540,203	4.000%, 12/01/2040	546,702	0.0
1,046,546	4.000%, 02/01/2041	1,059,129	0.0
165,972	4.000%, 03/01/2041	167,954	0.0
168,061	4.000%, 04/01/2041	169,674	0.0
112,168	4.000%, 09/01/2041	113,512	0.0
634,175	4.000%, 11/01/2041	641,788	0.0
115,795	4.000%, 12/01/2041	117,191	0.0
440,875	4.000%, 01/01/2042	446,172	0.0
234,746	4.000%, 07/01/2042	237,565	0.0
945,946	4.000%, 12/01/2042	956,662	0.0
1,395,690	4.000%, 07/01/2043	1,406,434	0.1
646,045	4.000%, 02/01/2044	650,153	0.0
865,633	4.000%, 02/01/2044	872,290	0.0
121,352	4.000%, 03/01/2044	120,911	0.0
412,179	4.000%, 05/01/2045	415,333	0.0
3,716,045	4.000%, 06/01/2045	3,744,574	0.1
1,282,924	4.000%, 07/01/2045	1,290,256	0.1
1,137,470	4.000%, 07/01/2045	1,146,211	0.1
1,057,801	4.000%, 07/01/2045	1,065,922	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya U.S. Bond Index Portfolio	as of June 30, 2022 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Uniform Mortgage-Backed Securities (continued)
426,644	4.000%, 07/01/2045	$424,456	0.0
1,320,497	4.000%, 02/01/2046	1,330,634	0.1
2,335,577	4.000%, 02/01/2048	2,339,791	0.1
432,353	4.000%, 03/01/2048	433,535	0.0
125,728	4.000%, 03/01/2048	125,747	0.0
40,000,000 (5)	4.000%, 07/15/2052	39,455,469	1.4
570,784	4.500%, 07/01/2026	583,934	0.0
3,014	4.500%, 06/01/2034	3,087	0.0
8,913	4.500%, 05/01/2035	9,147	0.0
993	4.500%, 03/01/2038	1,026	0.0
1,039	4.500%, 05/01/2038	1,055	0.0
5,743	4.500%, 06/01/2038	5,908	0.0
8,094	4.500%, 07/01/2038	8,156	0.0
12,839	4.500%, 09/01/2038	12,911	0.0
116,098	4.500%, 03/01/2039	118,801	0.0
8,589	4.500%, 04/01/2039	8,870	0.0
11,238	4.500%, 04/01/2039	11,605	0.0
234,323	4.500%, 07/01/2039	241,327	0.0
532,543	4.500%, 09/01/2039	548,500	0.0
536,474	4.500%, 10/01/2039	554,021	0.0
144,364	4.500%, 12/01/2039	149,083	0.0
163,145	4.500%, 12/01/2039	168,027	0.0
122,582	4.500%, 12/01/2039	126,582	0.0
107,390	4.500%, 03/01/2040	110,898	0.0
116,233	4.500%, 10/01/2040	120,023	0.0
147,465	4.500%, 10/01/2040	152,256	0.0
131,093	4.500%, 10/01/2040	135,396	0.0
174,541	4.500%, 03/01/2041	180,221	0.0
100,992	4.500%, 04/01/2041	102,167	0.0
96,512	4.500%, 06/01/2041	99,412	0.0
1,484,342	4.500%, 06/01/2041	1,532,948	0.1
114,371	4.500%, 06/01/2041	118,110	0.0
47,955	4.500%, 07/01/2041	49,526	0.0
1,803,699	4.500%, 07/01/2041	1,861,830	0.1
80,811	4.500%, 07/01/2041	82,797	0.0
555,383	4.500%, 08/01/2041	573,577	0.0
69,493	4.500%, 08/01/2041	70,864	0.0
711,999	4.500%, 08/01/2041	732,769	0.0
35,000,000 (5)	4.500%, 07/15/2052	35,143,555	1.2
132,205	5.000%, 03/01/2027	135,866	0.0
50,379	5.000%, 07/01/2033	52,929	0.0
46,326	5.000%, 02/01/2034	47,390	0.0
9,291	5.000%, 11/01/2034	9,751	0.0
953,692	5.000%, 02/01/2035	1,003,473	0.0
169,425	5.000%, 06/01/2035	178,299	0.0
11,554	5.000%, 08/01/2035	12,130	0.0
39,173	5.000%, 09/01/2035	41,228	0.0
Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Uniform Mortgage-Backed Securities (continued)
113,696	5.000%, 09/01/2035	$119,756	0.0
157,498	5.000%, 09/01/2035	165,834	0.0
14,253	5.000%, 10/01/2035	15,006	0.0
190,149	5.000%, 03/01/2036	200,220	0.0
238,729	5.000%, 03/01/2036	251,394	0.0
1,976	5.000%, 05/01/2036	2,081	0.0
167,794	5.000%, 05/01/2036	175,839	0.0
31,858	5.000%, 06/01/2036	33,548	0.0
25,745	5.000%, 12/01/2036	26,957	0.0
330,605	5.000%, 12/01/2036	348,479	0.0
76,341	5.000%, 07/01/2037	80,381	0.0
44,350	5.000%, 01/01/2038	46,682	0.0
117,225	5.000%, 02/01/2038	123,444	0.0
254,026	5.000%, 02/01/2038	267,430	0.0
250,088	5.000%, 08/01/2038	263,367	0.0
51,414	5.000%, 07/01/2040	52,987	0.0
100,880	5.000%, 07/01/2040	106,262	0.0
86	5.500%, 07/01/2022	86	0.0
1	5.500%, 07/01/2022	1	0.0
49	5.500%, 09/01/2022	48	0.0
1,074	5.500%, 09/01/2022	1,075	0.0
365	5.500%, 01/01/2023	366	0.0
14	5.500%, 02/01/2023	14	0.0
114	5.500%, 03/01/2023	114	0.0
137	5.500%, 04/01/2023	138	0.0
1,388	5.500%, 06/01/2023	1,391	0.0
496	5.500%, 08/01/2023	498	0.0
3,914	5.500%, 08/01/2023	3,933	0.0
1,752	5.500%, 08/01/2023	1,761	0.0
294	5.500%, 08/01/2023	296	0.0
3,233	5.500%, 09/01/2023	3,251	0.0
1,535	5.500%, 11/01/2023	1,539	0.0
227	5.500%, 11/01/2023	227	0.0
296	5.500%, 11/01/2023	298	0.0
14,217	5.500%, 02/01/2024	14,309	0.0
499	5.500%, 03/01/2024	500	0.0
515	5.500%, 07/01/2024	516	0.0
2,661	5.500%, 07/01/2024	2,685	0.0
9	5.500%, 05/01/2025	9	0.0
4,844	5.500%, 08/01/2025	4,861	0.0
1,051	5.500%, 07/01/2027	1,093	0.0
250	5.500%, 08/01/2027	260	0.0
63,185	5.500%, 03/01/2034	67,731	0.0
48,807	5.500%, 04/01/2034	51,675	0.0
22,391	5.500%, 11/01/2034	24,011	0.0
22,955	5.500%, 12/01/2034	24,622	0.0
275,773	5.500%, 02/01/2035	295,829	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya U.S. Bond Index Portfolio	as of June 30, 2022 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Uniform Mortgage-Backed Securities (continued)
40,511	5.500%, 05/01/2035	$43,478	0.0
157,789	5.500%, 09/01/2035	164,270	0.0
37,804	5.500%, 09/01/2035	40,570	0.0
28,990	5.500%, 04/01/2036	31,112	0.0
50,759	5.500%, 04/01/2036	54,468	0.0
9,593	5.500%, 05/01/2036	10,304	0.0
23,342	5.500%, 06/01/2036	24,757	0.0
133,964	5.500%, 07/01/2036	143,724	0.0
71,819	5.500%, 11/01/2036	77,184	0.0
218,640	5.500%, 12/01/2036	234,957	0.0
110,228	5.500%, 12/01/2036	118,441	0.0
35,619	5.500%, 01/01/2037	38,237	0.0
333,171	5.500%, 03/01/2037	358,176	0.0
30,010	5.500%, 03/01/2037	32,246	0.0
157,099	5.500%, 03/01/2037	168,805	0.0
135,528	5.500%, 08/01/2037	145,458	0.0
465	5.500%, 01/01/2038	499	0.0
562	5.500%, 01/01/2038	604	0.0
1,683	5.500%, 01/01/2038	1,808	0.0
4,673	5.500%, 03/01/2038	5,020	0.0
4,444	5.500%, 05/01/2038	4,705	0.0
20,181	5.500%, 06/01/2038	21,696	0.0
509,557	5.500%, 09/01/2038	545,671	0.0
144,263	5.500%, 12/01/2038	155,033	0.0
35,669	5.500%, 06/01/2039	38,348	0.0
36,450	5.500%, 05/01/2040	37,934	0.0
223,496	5.500%, 06/01/2040	232,522	0.0
3,925	6.000%, 01/01/2034	4,137	0.0
30,380	6.000%, 12/01/2034	33,303	0.0
15,797	6.000%, 05/01/2035	16,632	0.0
29,451	6.000%, 01/01/2036	30,998	0.0
14,258	6.000%, 01/01/2036	15,001	0.0
8,922	6.000%, 02/01/2036	9,737	0.0
12,628	6.000%, 03/01/2036	13,667	0.0
17,494	6.000%, 03/01/2036	19,082	0.0
5,479	6.000%, 04/01/2036	6,002	0.0
2,494	6.000%, 04/01/2036	2,625	0.0
41,465	6.000%, 05/01/2036	45,419	0.0
175	6.000%, 06/01/2036	191	0.0
9,993	6.000%, 08/01/2036	10,954	0.0
1,576	6.000%, 08/01/2036	1,658	0.0
24,279	6.000%, 09/01/2036	26,601	0.0
38,348	6.000%, 09/01/2036	40,779	0.0
8,929	6.000%, 09/01/2036	9,784	0.0
7,990	6.000%, 10/01/2036	8,505	0.0
310,605	6.000%, 12/01/2036	338,919	0.0
86,202	6.000%, 12/01/2036	90,763	0.0
Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Uniform Mortgage-Backed Securities (continued)
6,905	6.000%, 01/01/2037	$7,265	0.0
5,124	6.000%, 02/01/2037	5,423	0.0
4,884	6.000%, 04/01/2037	5,139	0.0
46,176	6.000%, 07/01/2037	50,658	0.0
1,400	6.000%, 08/01/2037	1,526	0.0
685	6.000%, 08/01/2037	724	0.0
11,859	6.000%, 08/01/2037	12,940	0.0
6,970	6.000%, 09/01/2037	7,639	0.0
778	6.000%, 09/01/2037	821	0.0
2,260	6.000%, 09/01/2037	2,420	0.0
224	6.000%, 09/01/2037	245	0.0
7,716	6.000%, 09/01/2037	8,153	0.0
873	6.000%, 10/01/2037	932	0.0
1,382	6.000%, 10/01/2037	1,475	0.0
159	6.000%, 10/01/2037	175	0.0
2,005	6.000%, 10/01/2037	2,126	0.0
1,006	6.000%, 11/01/2037	1,058	0.0
1,030	6.000%, 11/01/2037	1,091	0.0
8,390	6.000%, 11/01/2037	8,975	0.0
7,615	6.000%, 11/01/2037	8,016	0.0
6,270	6.000%, 11/01/2037	6,597	0.0
25,647	6.000%, 11/01/2037	28,102	0.0
10,880	6.000%, 12/01/2037	11,929	0.0
18,941	6.000%, 12/01/2037	20,759	0.0
4,160	6.000%, 12/01/2037	4,450	0.0
28,763	6.000%, 12/01/2037	31,511	0.0
4,295	6.000%, 01/01/2038	4,519	0.0
3,758	6.000%, 01/01/2038	3,953	0.0
708	6.000%, 02/01/2038	745	0.0
58,553	6.000%, 02/01/2038	62,645	0.0
2,916	6.000%, 03/01/2038	3,081	0.0
64,993	6.000%, 03/01/2038	68,385	0.0
144,535	6.000%, 04/01/2038	156,632	0.0
9,002	6.000%, 04/01/2038	9,681	0.0
7,324	6.000%, 05/01/2038	7,707	0.0
10,490	6.000%, 05/01/2038	11,403	0.0
1,021	6.000%, 06/01/2038	1,074	0.0
7,983	6.000%, 07/01/2038	8,436	0.0
23,368	6.000%, 07/01/2038	24,693	0.0
786	6.000%, 08/01/2038	827	0.0
1,459	6.000%, 08/01/2038	1,581	0.0
11,420	6.000%, 09/01/2038	12,029	0.0
6,321	6.000%, 09/01/2038	6,651	0.0
32,806	6.000%, 09/01/2038	34,697	0.0
16,150	6.000%, 10/01/2038	17,453	0.0
34,173	6.000%, 10/01/2038	37,072	0.0
28,414	6.000%, 10/01/2038	30,618	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya U.S. Bond Index Portfolio	as of June 30, 2022 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Uniform Mortgage-Backed Securities (continued)
341,739	6.000%, 10/01/2039	$374,900	0.0
6,043	6.000%, 11/01/2039	6,358	0.0
441	6.500%, 04/01/2030	464	0.0
52,526	6.500%, 02/01/2034	55,136	0.0
5,882	6.500%, 11/01/2034	6,421	0.0
9,807	6.500%, 01/01/2036	10,464	0.0
17,416	6.500%, 03/01/2036	19,056	0.0
26,919	6.500%, 04/01/2036	28,705	0.0
537	6.500%, 05/01/2036	564	0.0
3,879	6.500%, 06/01/2036	4,072	0.0
711	6.500%, 07/01/2036	768	0.0
11,976	6.500%, 07/01/2036	12,850	0.0
30,104	6.500%, 07/01/2036	31,610	0.0
22,469	6.500%, 07/01/2036	23,870	0.0
4,822	6.500%, 07/01/2036	5,063	0.0
1,528	6.500%, 07/01/2036	1,651	0.0
537	6.500%, 08/01/2036	571	0.0
7,405	6.500%, 09/01/2036	7,826	0.0
60,768	6.500%, 09/01/2036	65,132	0.0
728	6.500%, 09/01/2036	791	0.0
6,402	6.500%, 09/01/2036	6,721	0.0
780	6.500%, 11/01/2036	830	0.0
1,954	6.500%, 11/01/2036	2,092	0.0
12,116	6.500%, 12/01/2036	12,716	0.0
1,349	6.500%, 12/01/2036	1,452	0.0
28,839	6.500%, 01/01/2037	30,285	0.0
18,886	6.500%, 01/01/2037	19,833	0.0
44	6.500%, 01/01/2037	46	0.0
10,683	6.500%, 03/01/2037	11,257	0.0
15,454	6.500%, 03/01/2037	16,225	0.0
3,435	6.500%, 03/01/2037	3,689	0.0
8,452	6.500%, 03/01/2037	8,961	0.0
167	6.500%, 07/01/2037	178	0.0
225	6.500%, 08/01/2037	237	0.0
1,400	6.500%, 08/01/2037	1,470	0.0
3,434	6.500%, 08/01/2037	3,648	0.0
844	6.500%, 09/01/2037	899	0.0
98,892	6.500%, 09/01/2037	104,516	0.0
61,237	6.500%, 09/01/2037	66,434	0.0
250	6.500%, 09/01/2037	271	0.0
670	6.500%, 09/01/2037	720	0.0
9,143	6.500%, 09/01/2037	9,919	0.0
3,792	6.500%, 09/01/2037	4,074	0.0
1,249	6.500%, 10/01/2037	1,357	0.0
2,172	6.500%, 10/01/2037	2,329	0.0
255	6.500%, 10/01/2037	268	0.0
17,636	6.500%, 10/01/2037	19,227	0.0
Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Uniform Mortgage-Backed Securities (continued)
7,001	6.500%, 10/01/2037	$7,370	0.0
48,223	6.500%, 11/01/2037	50,845	0.0
56,466	6.500%, 12/01/2037	59,298	0.0
6,929	6.500%, 12/01/2037	7,297	0.0
1,406	6.500%, 12/01/2037	1,476	0.0
1,220	6.500%, 12/01/2037	1,281	0.0
1,312	6.500%, 12/01/2037	1,377	0.0
1,862	6.500%, 12/01/2037	1,956	0.0
6,571	6.500%, 12/01/2037	7,156	0.0
492	6.500%, 01/01/2038	517	0.0
12,155	6.500%, 01/01/2038	12,912	0.0
41,293	6.500%, 03/01/2038	44,809	0.0
27,931	6.500%, 04/01/2038	30,510	0.0
2,097	6.500%, 05/01/2038	2,202	0.0
34,274	6.500%, 08/01/2038	36,366	0.0
29,633	6.500%, 08/01/2038	31,675	0.0
21,460	6.500%, 09/01/2038	22,781	0.0
11,521	6.500%, 10/01/2038	12,091	0.0
7,755	6.500%, 10/01/2038	8,207	0.0
119,518	6.500%, 10/01/2038	130,565	0.0
2,090	6.500%, 10/01/2038	2,287	0.0
14,773	6.500%, 11/01/2038	15,951	0.0
27,396	6.500%, 01/01/2039	29,383	0.0
723	6.500%, 01/01/2039	769	0.0
4,971	6.500%, 03/01/2039	5,217	0.0
4,994	6.500%, 09/01/2039	5,244	0.0
		330,396,128	11.4
	Total U.S. Government Agency Obligations (Cost $890,387,381)	858,431,738	29.7

COMMERCIAL MORTGAGE-BACKED SECURITIES: 2.0%
2,500,000	Banc of America Commercial Mortgage Trust 2017-BNK3 AS, 3.748%, 02/15/2050	2,416,905	0.1
5,000,000	BANK 2021-BNK33 A5, 2.556%, 05/15/2064	4,368,104	0.2
800,000	BANK 2022-BNK39 A4, 2.928%, 02/15/2055	719,016	0.0
2,950,000 (3)	BANK 2022-BNK41 A4, 3.916%, 04/15/2065	2,850,217	0.1
4,000,000	Benchmark 2018-B3 A5 Mortgage Trust, 4.025%, 04/10/2051	3,948,680	0.1
1,103,000	Benchmark 2019-B10 A4 Mortgage Trust, 3.717%, 03/15/2062	1,065,154	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya U.S. Bond Index Portfolio	as of June 30, 2022 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
5,000,000	Benchmark 2020-B21 A5 Mortgage Trust, 1.978%, 12/17/2053	$4,194,625	0.2
1,500,000 (3)	Benchmark 2021-B28 A5 Mortgage Trust, 2.224%, 08/15/2054	1,269,375	0.1
6,500,000 (3)	Benchmark 2022-B35 A5 Mortgage Trust, 4.594%, 05/15/2055	6,593,481	0.2
3,000,000	Citigroup Commercial Mortgage Trust 2014-GC19 A4, 4.023%, 03/10/2047	2,993,309	0.1
1,066,002 (3)	Ginnie Mae 2011-127 C, 3.500%, 03/16/2047	1,027,768	0.0
477,721 (3)	Ginnie Mae 2011-142 B, 3.373%, 02/16/2044	476,790	0.0
1,087,021	Ginnie Mae 2014-150 C, 3.400%, 12/16/2049	1,082,495	0.0
2,459,236	Ginnie Mae 2014-50 C, 3.400%, 02/16/2047	2,415,865	0.1
3,000,000	JPMDB Commercial Mortgage Securities Trust 2016-C2 A3A, 2.881%, 06/15/2049	2,877,024	0.1
1,750,000	JPMDB Commercial Mortgage Securities Trust 2019-COR6 A4, 3.057%, 11/13/2052	1,603,910	0.1
3,200,000	Morgan Stanley Bank of America Merrill Lynch Trust 2013-C8 A4 A4, 3.134%, 12/15/2048	3,194,764	0.1
1,000,000 (3)	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C22 C, 4.348%, 04/15/2048	927,663	0.0
5,000,000	Morgan Stanley Capital I Trust 2021-L5 A4, 2.728%, 05/15/2054	4,401,796	0.2
1,000,000 (2)(3)	MSCG Trust 2015-ALDR A2, 3.577%, 06/07/2035	940,548	0.0
1,000,000 (3)	UBS Commercial Mortgage Trust 2018-C9 A4, 4.117%, 03/15/2051	979,977	0.0
1,664,115	Wells Fargo Commercial Mortgage Trust 2015-P2 A3, 3.541%, 12/15/2048	1,629,084	0.1
529,000	Wells Fargo Commercial Mortgage Trust 2021-C59 A5, 2.626%, 04/15/2054	461,523	0.0
Principal Amount†		Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
4,445,000 (3)	WFRBS Commercial Mortgage Trust 2013-C18 A5, 4.162%, 12/15/2046	$4,429,803	0.2
	Total Commercial Mortgage-Backed Securities (Cost $62,317,474)	56,867,876	2.0

SOVEREIGN BONDS: 1.4%
1,250,000	Chile Government International Bond, 2.450%, 01/31/2031	1,068,947	0.0
500,000	Export-Import Bank of Korea, 3.250%, 08/12/2026	493,788	0.0
1,000,000	Export-Import Bank of Korea, 4.000%, 01/14/2024	1,011,740	0.0
1,000,000	Indonesia Government International Bond, 1.850%, 03/12/2031	813,931	0.0
1,000,000	Indonesia Government International Bond, 4.350%, 01/11/2048	878,429	0.0
1,800,000 (2)	Kommunalbanken AS, 2.500%, 01/11/2023	1,797,390	0.1
500,000	Korea International Bond, 4.125%, 06/10/2044	521,198	0.0
1,500,000	Mexico Government International Bond, 2.659%, 05/24/2031	1,238,217	0.0
5,000,000	Mexico Government International Bond, 4.750%, 03/08/2044	4,176,451	0.2
1,000,000	Panama Government International Bond, 3.870%, 07/23/2060	709,833	0.0
4,000,000	Peruvian Government International Bond, 6.550%, 03/14/2037	4,348,384	0.2
4,000,000	Philippine Government International Bond, 6.375%, 01/15/2032	4,479,462	0.2
5,000,000	Province of Alberta Canada, 2.950%, 01/23/2024	4,986,942	0.2
3,000,000	Province of British Columbia Canada, 2.250%, 06/02/2026	2,890,649	0.1
3,000,000	Province of Ontario Canada, 1.050%, 04/14/2026	2,757,390	0.1

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya U.S. Bond Index Portfolio	as of June 30, 2022 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
SOVEREIGN BONDS: (continued)
3,000,000	Province of Ontario Canada, 1.125%, 10/07/2030	$2,500,405	0.1
2,400,000	Republic of Italy Government International Bond, 1.250%, 02/17/2026	2,147,246	0.1
1,000,000	Republic of Poland Government International Bond, 3.250%, 04/06/2026	972,440	0.0
3,000,000	Uruguay Government International Bond, 4.500%, 08/14/2024	3,036,311	0.1
	Total Sovereign Bonds (Cost $44,740,397)	40,829,153	1.4

SUPRANATIONAL BONDS: 0.4%
300,000	Asian Development Bank, 2.125%, 03/19/2025	292,425	0.0
750,000	European Investment Bank, 0.625%, 07/25/2025	696,441	0.0
3,000,000 (1)	European Investment Bank, 1.250%, 02/14/2031	2,576,080	0.1
1,500,000	Inter-American Development Bank, 0.250%, 11/15/2023	1,447,402	0.1
2,400,000	Inter-American Development Bank, 0.625%, 07/15/2025	2,223,245	0.1
3,000,000	Inter-American Development Bank, 1.750%, 09/14/2022	2,997,943	0.1
1,000,000 (1)	Inter-American Development Bank, 3.200%, 08/07/2042	908,934	0.0
	Total Supranational Bonds (Cost $11,902,179)	11,142,470	0.4

ASSET-BACKED SECURITIES: 0.7%
	Automobile Asset-Backed Securities: 0.6%
1,000,000	Ally Auto Receivables Trust 2019-4 A4, 1.920%, 01/15/2025	989,368	0.1
116,335	AmeriCredit Automobile Receivables Trust 2020-1 A3, 1.110%, 08/19/2024	116,207	0.0
1,050,000	AmeriCredit Automobile Receivables Trust 2021-2 A3, 0.340%, 12/18/2026	1,018,649	0.1
1,000,000	BMW Vehicle Lease Trust 2021-2 A3, 0.330%, 12/26/2024	971,573	0.0
200,000	Carmax Auto Owner Trust 2019-2 A4, 2.770%, 12/16/2024	199,414	0.0
Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Automobile Asset-Backed Securities (continued)
1,150,000	Carmax Auto Owner Trust 2019-2 B, 3.010%, 12/16/2024	$1,143,667	0.1
1,050,000	CarMax Auto Owner Trust 2021-3 A3, 0.550%, 06/15/2026	1,009,005	0.1
1,000,000	Drive Auto Receivables Trust 2021-2 A3, 0.350%, 03/17/2025	994,917	0.1
700,000	Exeter Automobile Receivables Trust 2021-4 A3, 0.680%, 07/15/2025	691,467	0.0
1,050,000	Ford Credit Auto Owner Trust 2019-A A4, 2.850%, 08/15/2024	1,050,502	0.1
250,000	Ford Credit Auto Owner Trust 2021-A A4, 0.490%, 09/15/2026	233,380	0.0
1,000,000	GM Financial Consumer Automobile Receivables Trust 2021-1 A4, 0.540%, 05/17/2027	940,052	0.0
850,000	GM Financial Consumer Automobile Receivables Trust 2021-3 A3, 0.480%, 06/16/2026	812,619	0.0
800,000	Honda Auto Receivables 2019-2 A4 Owner Trust, 2.540%, 03/21/2025	799,421	0.0
1,000,000	Honda Auto Receivables Owner Trust 2021-2 A4, 0.550%, 08/16/2027	936,782	0.0
1,000,000	Mercedes-Benz Auto Receivables Trust 2021-1 A3, 0.460%, 06/15/2026	958,487	0.0
600,000	Nissan Auto Receivables 2019-B A4 Owner Trust, 2.540%, 12/15/2025	596,473	0.0
534,647	Santander Drive Auto Receivables Trust 2021-2 A3, 0.340%, 02/18/2025	533,486	0.0
461,350	Santander Drive Auto Receivables Trust 2021-3 A3, 0.330%, 03/17/2025	459,907	0.0
83,121 (2)	Santander Retail Auto Lease Trust 2019-C A4, 1.930%, 11/20/2023	83,093	0.0
350,000	Toyota Auto Receivables 2019-C A4 Owner Trust, 1.880%, 11/15/2024	345,984	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya U.S. Bond Index Portfolio	as of June 30, 2022 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Automobile Asset-Backed Securities (continued)
550,000	Toyota Auto Receivables 2021-D A3 Owner Trust, 0.710%, 04/15/2026	$524,139	0.0
1,000,000	Volkswagen Auto Loan Enhanced Trust 2021-1 A3, 1.020%, 06/22/2026	958,800	0.0
		16,367,392	0.6
	Credit Card Asset-Backed Securities: 0.1%
1,000,000	American Express Credit Account Master Trust 2017-7 A, 2.350%, 05/15/2025	1,000,204	0.1
500,000	Synchrony Credit Card Master Note Trust 2017-2 A, 2.620%, 10/15/2025	500,322	0.0
		1,500,526	0.1
	Other Asset-Backed Securities: 0.0%
1,000,000	Verizon Master Trust 2021-1 A, 0.500%, 05/20/2027	943,050	0.0
	Total Asset-Backed Securities (Cost $19,293,112)	18,810,968	0.7
	Total Long-Term Investments (Cost $3,162,446,332)	3,036,916,837	105.2

SHORT-TERM INVESTMENTS: 10.6%
	Floating Rate Notes: 3.9%
1,500,000 (6)	ANZ Bank, 1.620%, 07/13/2022	1,500,008	0.1
275,000 (6)	ANZ Bank, 1.640%, 07/14/2022	275,003	0.0
3,200,000 (6)	ANZ Bank, 1.660%, 08/18/2022	3,199,507	0.1
2,000,000 (6)	Bank of America N.A., 1.620%, 07/06/2022	1,999,992	0.1
975,000 (6)	Bank of America N.A., 1.660%, 08/16/2022	974,811	0.0
3,775,000 (6)	Bank of Montreal, 1.650%, 07/25/2022	3,774,894	0.1
1,975,000 (6)	Bank of Nova Scotia, 1.650%, 07/12/2022	1,975,035	0.1
3,975,000 (6)	Barclays Bank PLC, 1.690%, 07/22/2022	3,974,904	0.1
2,400,000 (6)	Barclays Bank PLC, 1.710%, 08/10/2022	2,399,852	0.1
3,900,000 (6)	Bayeriche Landesbank of New York, 1.710%, 07/27/2022	3,900,020	0.1
Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Floating Rate Notes (continued)
3,425,000 (6)	Commonwealth Bank of Australia, 1.690%, 09/01/2022	$3,424,157	0.1
1,975,000 (6)	Cooperatieve Rabobank U.A./New York, 1.640%, 07/11/2022	1,975,033	0.1
3,300,000 (6)	Cooperatieve Rabobank U.A./New York, 1.660%, 08/16/2022	3,299,581	0.1
1,025,000 (6)	Credit Agricole, 1.630%, 07/21/2022	1,024,994	0.0
2,050,000 (6)	Credit Industriel et Commercial, 1.640%, 07/05/2022	2,050,028	0.1
1,875,000 (6)	Credit Industriel et Commercial, 1.650%, 07/07/2022	1,875,032	0.1
3,925,000 (6)	Credit Industriel et Commercial, 1.680%, 08/08/2022	3,924,804	0.1
4,000,000 (6)	Credit Suisse AG, 1.670%, 07/19/2022	4,000,168	0.1
4,000,000 (6)	Mitsubishi UFJ Trust and Banking Corp., 1.670%, 07/22/2022	3,999,876	0.1
2,400,000 (6)	Mitsubishi UFJ Trust and Banking Corp., 1.690%, 08/11/2022	2,399,774	0.1
3,900,000 (6)	Mizuho Bank Ltd., 1.680%, 07/25/2022	3,899,945	0.1
1,075,000 (6)	Mizuho Bank Ltd., 1.700%, 08/10/2022	1,074,928	0.0
3,200,000 (6)	National Australia Bank Ltd., 1.640%, 08/08/2022	3,199,722	0.1
3,600,000 (6)	National Australia Bank Ltd., 1.660%, 08/15/2022	3,599,608	0.1
3,900,000 (6)	National Bank of Canada, 1.670%, 08/09/2022	3,899,739	0.1
1,950,000 (6)	Natixis SA, 1.630%, 07/11/2022	1,950,026	0.1
400,000 (6)	Royal Bank of Canada, 1.640%, 07/11/2022	400,006	0.0
3,550,000 (6)	Royal Bank of Canada, 1.660%, 08/16/2022	3,549,522	0.1
1,450,000 (6)	Royal Bank of Canada, 1.690%, 08/23/2022	1,449,761	0.1
1,000,000 (6)	Sheffield Receivables Company LLC, 1.720%, 07/27/2022	1,000,039	0.0
7,000,000 (6)	Skandinaviska Enskilda Banken AB, 1.650%, 07/20/2022	6,999,888	0.3

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya U.S. Bond Index Portfolio	as of June 30, 2022 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Floating Rate Notes (continued)
4,000,000 (6)	Societe Generale, 1.670%, 08/08/2022	$4,000,406	0.2
2,025,000 (6)	Societe Generale, 1.710%, 08/31/2022	2,025,188	0.1
3,500,000 (6)	Starbird Funding Corp., 1.690%, 08/23/2022	3,499,380	0.1
3,200,000 (6)	Sumitomo Mitsui Trust Bank Ltd., 1.670%, 07/25/2022	3,199,955	0.1
1,775,000 (6)	Sumitomo Mitsui Trust Bank Ltd., 1.670%, 07/28/2022	1,774,972	0.1
1,575,000 (6)	Sumitomo Mitsui Trust Bank Ltd., 1.680%, 07/29/2022	1,575,000	0.1
1,750,000 (6)	Sumitomo Mitsui Trust Bank Ltd., 1.690%, 08/04/2022	1,749,966	0.1
1,925,000 (6)	Svenska Handelsbanken AB, 1.640%, 07/11/2022	1,925,026	0.1
3,825,000 (6)	Toronto-Dominion Bank, 1.650%, 07/25/2022	3,824,912	0.1
3,675,000 (6)	Toronto-Dominion Bank, 1.660%, 08/19/2022	3,674,617	0.1
3,475,000 (6)	Westpac Banking Corp., 1.650%, 08/02/2022	3,474,834	0.1
	Total Floating Rate Notes (Cost $113,694,913)	113,694,913	3.9

	Repurchase Agreements: 4.9%
2,968,827 (6)	Amherst Pierpoint Securities LLC, Repurchase Agreement dated 06/30/22, 1.54%, due 07/01/22 (Repurchase Amount $2,968,952, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%- 5.000%, Market Value plus accrued interest $3,028,204, due 09/15/26-07/01/52)	2,968,827	0.1
3,385,465 (6)	Bethesda Securities LLC, Repurchase Agreement dated 06/30/22, 1.58%, due 07/01/22 (Repurchase Amount $3,385,612, collateralized by various U.S. Government Agency Obligations, 2.000%- 5.500%, Market Value plus accrued interest $3,487,029, due 04/01/23-05/01/52)	3,385,465	0.1
Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements (continued)
27,697,552 (6)	Cantor Fitzgerald Securities, Repurchase Agreement dated 06/30/22, 1.55%, due 07/01/22 (Repurchase Amount $27,698,728, collateralized by various U.S. Government/ U.S. Government Agency Obligations, 0.000%- 9.000%, Market Value plus accrued interest $28,251,503, due 08/01/22-01/20/68)	$27,697,552	1.0
8,559,631 (6)	CF Secured LLC, Repurchase Agreement dated 06/30/22, 1.48%- 1.55%, due 07/01/22 (Repurchase Amount $8,559,985, collateralized by various U.S. Gov’t/ U.S. Gov’t Agency Obligations, 0.000%- 4.610%, Market Value plus accrued interest $8,730,824, due 09/15/22-07/20/67)	8,559,631	0.3
15,481,468 (6)	Citadel Securities LLC, Repurchase Agreement dated 06/30/22, 1.55%, due 07/01/22 (Repurchase Amount $15,482,125, collateralized by various U.S. Government Securities, 0.000%-7.250%, Market Value plus accrued interest $15,791,898, due 07/21/22-05/15/52)	15,481,468	0.6
8,420,337 (6)	Industrial & Comm. Bank of China, Repurchase Agreement dated 06/30/22, 1.50%, due 07/01/22 (Repurchase Amount $8,420,683, collateralized by various U.S. Government Securities, 0.000%-3.250%, Market Value plus accrued interest $8,588,744, due 12/29/22-06/30/27)	8,420,337	0.3

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya U.S. Bond Index Portfolio	as of June 30, 2022 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements (continued)
9,486,602 (6)	Mirae Asset Securities USA Inc., Repurchase Agreement dated 06/30/22, 1.59%, due 07/01/22 (Repurchase Amount $9,487,015, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.550%- 8.250%, Market Value plus accrued interest $9,676,762, due 08/01/22-02/20/72)	$9,486,602	0.3
46,607,402 (6)	RBC Dominion Securities Inc., Repurchase Agreement dated 06/30/22, 1.55%, due 07/01/22 (Repurchase Amount $46,609,381, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%- 6.875%, Market Value plus accrued interest $47,539,551, due 08/16/22-05/20/52)	46,607,402	1.6
18,146,016 (6)	State of Wisconsin Investment Board, Repurchase Agreement dated 06/30/22, 1.55%, due 07/01/22 (Repurchase Amount $18,146,787, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $18,508,964, due 01/15/25-02/15/51)	18,146,016	0.6
	Total Repurchase Agreements (Cost $140,753,300)	140,753,300	4.9
Shares		Value	Percentage of Net Assets
	Mutual Funds: 1.8%
7,705,000 (6)(7)	BlackRock Liquidity Funds, FedFund, Institutional Class, 1.320%	7,705,000	0.3
7,705,000 (6)(7)	Goldman Sachs Financial Square Government Fund - Institutional Shares, 1.380%	7,705,000	0.3
Shares		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Mutual Funds (continued)
36,353,000 (6)(7)	Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Share Class), 1.380%	$36,353,000	1.2
	Total Mutual Funds (Cost $51,763,000)	51,763,000	1.8
	Total Short-Term Investments (Cost $306,211,213)	306,211,213	10.6
	Total Investments in Securities (Cost $3,468,657,545)	$3,343,128,050	115.8
	Liabilities in Excess of Other Assets	(456,554,250)	(15.8)
	Net Assets	$2,886,573,800	100.0

†
Unless otherwise indicated, principal amount is shown in USD.

(1)
Security, or a portion of the security, is on loan.

(2)
Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

(3)
Variable rate security. Rate shown is the rate in effect as of June 30, 2022.

(4)
The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.

(5)
Represents or includes a TBA transaction.

(6)
All or a portion of the security represents securities purchased with cash collateral received for securities on loan.

(7)
Rate shown is the 7-day yield as of June 30, 2022.

Reference Rate Abbreviations:
US0012M   12-month LIBOR

Investment Type Allocation as of June 30, 2022 (as a percentage of net assets)

U.S. Treasury Obligations	44.3%
U.S. Government Agency Obligations	29.7%
Corporate Bonds/Notes	25.8%
Commercial Mortgage-Backed Securities	2.0%
Sovereign Bonds	1.4%
Municipal Bonds	0.9%
Asset-Backed Securities	0.7%
Supranational Bonds	0.4%
Collateralized Mortgage Obligations	0.0%^
Liabilities in Excess of Other Assets*	(5.2)%
Net Assets	100.0%
^ Amount is less than 0.005%.
* Includes short-term investments.
Portfolio holdings are subject to change daily.

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya U.S. Bond Index Portfolio	as of June 30, 2022 (Unaudited) (continued)

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2022 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2022
Asset Table
Investments, at fair value
Corporate Bonds/Notes	$—	$744,709,694	$—	$744,709,694
Collateralized Mortgage Obligations	—	905,799	—	905,799
Municipal Bonds	—	25,612,160	—	25,612,160
Sovereign Bonds	—	40,829,153	—	40,829,153
U.S. Government Agency Obligations	—	858,431,738	—	858,431,738
Asset-Backed Securities	—	18,810,968	—	18,810,968
Supranational Bonds	—	11,142,470	—	11,142,470
Commercial Mortgage-Backed Securities	—	56,867,876	—	56,867,876
U.S. Treasury Obligations	—	1,279,606,979	—	1,279,606,979
Short-Term Investments	51,763,000	254,448,213	—	306,211,213
Total Investments, at fair value	$51,763,000	$3,291,365,050	$—	$3,343,128,050
Other Financial Instruments+
Centrally Cleared Swaps	—	244,639	—	244,639
Futures	1,046,023	—	—	1,046,023
Total Assets	$52,809,023	$3,291,609,689	$—	$3,344,418,712
Liabilities Table
Other Financial Instruments+
Futures	$(124,488)	$—	$—	$(124,488)
Total Liabilities	$(124,488)	$—	$—	$(124,488)

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At June 30, 2022, the following futures contracts were outstanding for Voya U.S. Bond Index Portfolio:
Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long Contracts:
U.S. Treasury 10-Year Note	74	09/21/22	$8,771,313	$(124,488)
			$8,771,313	$(124,488)
Short Contracts:
U.S. Treasury 2-Year Note	(3)	09/30/22	(630,047)	3,604
U.S. Treasury 5-Year Note	(780)	09/30/22	(87,555,000)	722,653
U.S. Treasury Ultra 10-Year Note	(147)	09/21/22	(18,724,125)	319,766
			$(106,909,172)	$1,046,023
See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya U.S. Bond Index Portfolio	as of June 30, 2022 (Unaudited) (continued)

At June 30, 2022, the following centrally cleared credit default swaps were outstanding for Voya U.S. Bond Index Portfolio:
Centrally Cleared Credit Default Swaps on Credit Indices — Buy Protection(1)
Reference Entity/Obligation	Buy/Sell Protection	(Pay)/ Receive Financing Rate (%)(2)	Termination Date	Notional Amount(3)	Fair Value(4)	Unrealized Appreciation/ (Depreciation)
CDX North American Investment Grade Index, Series 38, Version 1	Buy	1.000	06/20/27	USD25,000,000	$7,231	$244,639
					$7,231	$244,639

(1)
If a Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Portfolio will either i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)
Payments made quarterly.

(3)
The maximum amount of future payments (undiscounted) that a Portfolio as seller of protection could be required to make or receive as a buyer of credit protection under a credit default swap agreement would be an amount equal to the notional amount of the agreement.

(4)
The fair values for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Increasing fair values, in absolute terms, when compared to the notional amount of the agreement, represent a deterioration of the referenced obligation’s credit soundness and a greater likelihood or risk of default or other credit event occurring.

Currency Abbreviations
USD – United States Dollar
A summary of derivative instruments by primary risk exposure is outlined in the following tables.
The fair value of derivative instruments as of June 30, 2022 was as follows:
Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Credit contracts	Variation margin receivable on centrally cleared swaps*	$244,639
Interest rate contracts	Variation margin receivable on futures contracts*	1,046,023
Total Asset Derivatives		$1,290,662
Liability Derivatives
Interest rate contracts	Variation margin payable on futures contracts*	124,488
Total Liability Derivatives		$124,488

*
The fair value presented above represents the cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps as reported in the tables within the Portfolio of Investments. In the Statement of Assets and Liabilities, only current day's unsettled variation margin is reported in receivables or payables on futures contracts and centrally cleared swaps and the net cumulative unrealized appreciation (depreciation) is included in total distributable earnings (loss).

The effect of derivative instruments on the Portfolio's Statement of Operations for the period ended June 30, 2022 was as follows:
	Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures	Swaps	Total
Interest Rate Contracts	$4,282,713	$—	$4,555,241
Credit Contracts	—	132,432	(140,096)
Total	$4,282,713	$132,432	$4,415,145
See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya U.S. Bond Index Portfolio	as of June 30, 2022 (Unaudited) (continued)

	Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures	Swaps	Total
Credit Contracts	$—	$275,539	$275,539
Interest Rate Contracts	1,226,682	—	1,226,682
Total	$1,226,682	$275,539	$1,502,221
At June 30, 2022, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:
Cost for federal income tax purposes was $3,472,278,792.
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation	$14,055,491
Gross Unrealized Depreciation	(142,277,465)
Net Unrealized Depreciation	$(128,221,974)
See Accompanying Notes to Financial Statements

Investment Adviser
Voya Investments, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258
Distributor
Voya Investments Distributor, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258
Transfer Agent
BNY Mellon Investment Servicing (U.S.) Inc.
301 Bellevue Parkway
Wilmington, Delaware 19809
Custodian
The Bank of New York Mellon
225 Liberty Street
New York, New York 10286
Legal Counsel
Ropes & Gray LLP
Prudential Tower
800 Boylston Street
Boston, Massachusetts 02199

Before investing, carefully consider the investment objectives, risks, charges and expenses of the variable annuity contract or variable life insurance policy and the underlying variable investment options. This and other information is contained in the prospectus for the variable annuity contract or variable life insurance policy and the underlying variable investment options. Obtain these prospectuses from your agent/registered representative and read them carefully before investing.
RETIREMENT | INVESTMENTS | INSURANCE
voyainvestments.com
VPSAR-VIPALL   (0622-081522)

Semi-Annual Report
June 30, 2022
Classes ADV, I and S
Domestic Equity Index Portfolios
■
Voya Index Plus LargeCap Portfolio

■
Voya Index Plus MidCap Portfolio

■
Voya Index Plus SmallCap Portfolio

As permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of each portfolio’s annual and semi-annual shareholder reports, like this semi-annual report, are not sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on a website and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you need not take any action. You may elect to receive shareholder reports and other communications from your insurance carrier electronically by contacting them directly.

You may elect to receive all future reports in paper free of charge. If you received this document in the mail, please follow the instructions provided to elect to continue receiving paper copies of your shareholder reports. You can inform us that you wish to continue receiving paper copies by calling 1-866-345-5954. Your election to receive reports in paper will apply to all the funds in which you invest.

This report is submitted for general information to shareholders of the Voya mutual funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the funds’ investment objectives, risks, charges, expenses and other information. This information should be read carefully.

PROXY VOTING INFORMATION
A description of the policies and procedures that the Portfolios use to determine how to vote proxies related to portfolio securities is available: (1) without charge, upon request, by calling Shareholder Services toll-free at (800) 992-0180; (2) on the Portfolios’ website at www.voyainvestments.com; and (3) on the U.S. Securities and Exchange Commission’s (“SEC’s”) website at www.sec.gov. Information regarding how the Portfolios voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Portfolios’ website at www.voyainvestments.com and on the SEC’s website at www.sec.gov.
QUARTERLY PORTFOLIO HOLDINGS
The Portfolios file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form NPORT-P. The Portfolios’ Forms NPORT-P are available on the SEC’s website at www.sec.gov. Each Portfolio’s complete schedule of portfolio holdings is available at: www.voyainvestments.com and without charge upon request from the Portfolio by calling Shareholder Services toll-free at (800) 992-0180.

SHAREHOLDER EXPENSE EXAMPLES (Unaudited)

As a shareholder of a Portfolio, you incur two types of costs: (1) transaction costs, including redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Portfolio expenses. These Examples are intended to help you understand your ongoing costs (in dollars) of investing in a Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.
The Examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2022 to June 30, 2022. The Portfolios’ expenses are shown without the imposition of any charges which are, or may be, imposed under your variable annuity contract, variable life insurance policy, qualified pension or retirement plan. Expenses would have been higher if such charges were included.
Actual Expenses
The left section of the table shown below, “Actual Portfolio Return,” provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The right section of the table shown below, “Hypothetical (5% return before expenses),” provides information about hypothetical account values and hypothetical expenses based on a Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not a Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Portfolio and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the hypothetical section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these transactional costs were included, your costs would have been higher.
	Actual Portfolio Return				Hypothetical (5% return before expenses)
	Beginning Account Value January 1, 2022	Ending Account Value June 30, 2022	Annualized Expense Ratio	Expenses Paid During the Period Ended June 30, 2022*	Beginning Account Value January 1, 2022	Ending Account Value June 30, 2022	Annualized Expense Ratio	Expenses Paid During the Period Ended June 30, 2022*
Voya Index Plus LargeCap Portfolio
Class ADV	$1,000.00	$793.50	1.05%	$4.67	$1,000.00	$1,019.59	1.05%	$5.26
Class I	1,000.00	795.70	0.55	2.45	1,000.00	1,022.07	0.55	2.76
Class S	1,000.00	794.40	0.80	3.56	1,000.00	1,020.83	0.80	4.01
Voya Index Plus MidCap Portfolio
Class I	$1,000.00	$800.70	0.60%	$2.68	$1,000.00	$1,021.82	0.60%	$3.01
Class S	1,000.00	799.80	0.85	3.79	1,000.00	1,020.58	0.85	4.26
Voya Index Plus SmallCap Portfolio
Class I	$1,000.00	$820.80	0.60%	$2.71	$1,000.00	$1,021.82	0.60%	$3.01
Class S	1,000.00	820.10	0.85	3.84	1,000.00	1,020.58	0.85	4.26

*
Expenses are equal to each Portfolio’s respective annualized expense ratios multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half-year.

1

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2022 (Unaudited)

	Voya Index Plus LargeCap Portfolio	Voya Index Plus MidCap Portfolio	Voya Index Plus SmallCap Portfolio
ASSETS:
Investments in securities at fair value+*	$721,477,827	$447,010,450	$215,024,736
Short-term investments at fair value†	10,911,541	8,449,724	5,277,372
Cash	218,106	117,360	63,225
Cash collateral for futures contracts	567,000	27,000	203,500
Receivables:
Fund shares sold	305,319	103,882	692
Dividends	754,284	482,069	313,614
Foreign tax reclaims	348	492	—
Prepaid expenses	9,892	6,148	2,987
Reimbursement due from Investment Adviser	4,358	34,385	17,258
Other assets	82,262	50,678	25,137
Total assets	734,330,937	456,282,188	220,928,521
LIABILITIES:
Payable for fund shares redeemed	318,818	187,195	172,833
Payable upon receipt of securities loaned	573,541	7,756,724	2,264,372
Variation margin payable on futures contracts	85,725	4,440	24,790
Payable for investment management fees	280,353	193,224	93,840
Payable for distribution and shareholder service fees	21,119	11,113	8,436
Payable to directors under the deferred compensation plan (Note 6)	82,262	50,678	25,137
Payable for trustee fees	2,111	1,305	625
Other accrued expenses and liabilities	410,286	366,819	168,300
Total liabilities	1,774,215	8,571,498	2,758,333
NET ASSETS	$732,556,722	$447,710,690	$218,170,188
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$655,913,228	$446,118,517	$211,186,816
Total distributable earnings	76,643,494	1,592,173	6,983,372
NET ASSETS	$732,556,722	$447,710,690	$218,170,188
+ Including securities loaned at value	$559,987	$7,583,585	$2,180,142
* Cost of investments in securities	$657,681,521	$461,174,421	$213,518,233
† Cost of short-term investments	$10,911,541	$8,449,724	$5,277,372
Class ADV
Net assets	$1,184,834	n/a	n/a
Shares authorized	100,000,000	n/a	n/a
Par value	$0.001	n/a	n/a
Shares outstanding	58,449	n/a	n/a
Net asset value and redemption price per share	$20.27	n/a	n/a
Class I
Net assets	$634,530,944	$396,162,165	$179,046,541
Shares authorized	200,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001
Shares outstanding	30,808,748	24,494,587	9,610,149
Net asset value and redemption price per share	$20.60	$16.17	$18.63
Class S
Net assets	$96,840,944	$51,548,525	$39,123,647
Shares authorized	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001
Shares outstanding	4,760,629	3,254,926	2,129,026
Net asset value and redemption price per share	$20.34	$15.84	$18.38
See Accompanying Notes to Financial Statements
2

STATEMENTS OF OPERATIONS for the six months ended June 30, 2022 (Unaudited)

	Voya Index Plus LargeCap Portfolio	Voya Index Plus MidCap Portfolio	Voya Index Plus SmallCap Portfolio
INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$5,609,978	$3,649,483	$1,502,569
Interest	195	168	217
Securities lending income, net	4,037	14,459	8,733
Total investment income	5,614,210	3,664,110	1,511,519
EXPENSES:
Investment management fees	1,884,320	1,294,811	620,435
Distribution and shareholder service fees:
Class ADV	3,454	—	—
Class S	140,483	75,746	56,256
Transfer agent fees:
Class ADV	455	—	—
Class I	217,199	254,078	119,035
Class S	33,722	33,648	26,358
Shareholder reporting expense	16,290	15,425	8,820
Professional fees	35,295	30,227	10,369
Custody and accounting expense	41,630	34,550	19,350
Trustee fees	10,555	6,528	3,128
Licensing fee (Note 7)	83,740	51,788	24,815
Miscellaneous expense	25,599	15,360	8,039
Interest expense	51	—	96
Total expenses	2,492,793	1,812,161	896,701
Waived and reimbursed fees	(37,592)	(175,130)	(92,244)
Net expenses	2,455,201	1,637,031	804,457
Net investment income	3,159,009	2,027,079	707,062
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	11,525,897	15,013,459	5,363,102
Futures	(325,310)	(561,108)	(512,546)
Net realized gain	11,200,587	14,452,351	4,850,556
Net change in unrealized appreciation (depreciation) on:
Investments	(206,515,197)	(130,376,341)	(54,146,189)
Futures	(656,405)	(184,569)	(166,822)
Net change in unrealized appreciation (depreciation)	(207,171,602)	(130,560,910)	(54,313,011)
Net realized and unrealized loss	(195,971,015)	(116,108,559)	(49,462,455)
Decrease in net assets resulting from operations	$(192,812,006)	$(114,081,480)	$(48,755,393)
* Foreign taxes withheld	$—	$785	$2,730
See Accompanying Notes to Financial Statements
3

STATEMENTS OF CHANGES IN NET ASSETS

	Voya Index Plus LargeCap Portfolio		Voya Index Plus MidCap Portfolio
	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021
FROM OPERATIONS:
Net investment income	$3,159,009	$6,640,161	$2,027,079	$4,440,252
Net realized gain	11,200,587	193,771,986	14,452,351	105,237,357
Net change in unrealized appreciation (depreciation)	(207,171,602)	35,357,483	(130,560,910)	26,150,647
Increase (decrease) in net assets resulting from operations	(192,812,006)	235,769,630	(114,081,480)	135,828,256
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class ADV	(320,725)	(95,867)	—	—
Class I	(173,274,010)	(57,344,483)	(96,265,200)	(6,145,195)
Class S	(26,643,719)	(9,450,366)	(12,607,250)	(758,030)
Total distributions	(200,238,454)	(66,890,716)	(108,872,450)	(6,903,225)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	4,175,529	14,344,911	2,912,325	12,807,567
Reinvestment of distributions	200,238,454	66,890,716	108,872,450	6,903,225
	204,413,983	81,235,627	111,784,775	19,710,792
Cost of shares redeemed	(41,671,752)	(167,300,497)	(28,832,108)	(68,185,642)
Net increase (decrease) in net assets resulting from capital share transactions	162,742,231	(86,064,870)	82,952,667	(48,474,850)
Net increase (decrease) in net assets	(230,308,229)	82,814,044	(140,001,263)	80,450,181
NET ASSETS:
Beginning of year or period	962,864,951	880,050,907	587,711,953	507,261,772
End of year or period	$732,556,722	$962,864,951	$447,710,690	$587,711,953
See Accompanying Notes to Financial Statements
4

STATEMENTS OF CHANGES IN NET ASSETS

	Voya Index Plus SmallCap Portfolio
	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021
FROM OPERATIONS:
Net investment income	$707,062	$2,360,298
Net realized gain	4,850,556	47,514,765
Net change in unrealized appreciation (depreciation)	(54,313,011)	15,670,091
Increase (decrease) in net assets resulting from operations	(48,755,393)	65,545,154
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class I	(31,425,093)	(1,522,903)
Class S	(6,872,575)	(269,344)
Total distributions	(38,297,668)	(1,792,247)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	1,298,992	12,105,326
Reinvestment of distributions	38,297,668	1,792,247
	39,596,660	13,897,573
Cost of shares redeemed	(13,550,693)	(34,592,216)
Net increase (decrease) in net assets resulting from capital share transactions	26,045,967	(20,694,643)
Net increase (decrease) in net assets	(61,007,094)	43,058,264
NET ASSETS:
Beginning of year or period	279,177,282	236,119,018
End of year or period	$218,170,188	$279,177,282
See Accompanying Notes to Financial Statements
5

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each year or period.
		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expense net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Index Plus LargeCap Portfolio
Class ADV
06-30-22+	34.59	0.04•	(6.98)	(6.94)	0.09	7.29	—	7.38	—	20.27	(20.65)	1.06	1.05	1.05	0.28	1,185	28
12-31-21	29.04	0.08•	7.82	7.90	0.21	2.14	—	2.35	—	34.59	28.62	1.07	1.05	1.05	0.26	1,564	60
12-31-20	28.37	0.17•	3.30	3.47	0.28	2.52	—	2.80	—	29.04	15.37	1.08	1.05	1.05	0.67	1,188	52
12-31-19	24.41	0.25	6.52	6.77	0.40	2.41	—	2.81	—	28.37	29.40	1.00	1.00	1.00	0.95	1,247	45
08-24-18(5) - 12-31-18	28.07	0.10•	(3.76)	(3.66)	0.00*	—	—	0.00*	—	24.41	(13.04)	0.99	0.99	0.99	1.08	1,016	72
Class I
06-30-22+	35.11	0.11•	(7.08)	(6.97)	0.25	7.29	—	7.54	—	20.60	(20.43)	0.56	0.55	0.55	0.79	634,531	28
12-31-21	29.43	0.24•	7.92	8.16	0.34	2.14	—	2.48	—	35.11	29.25	0.57	0.55	0.55	0.76	829,418	60
12-31-20	28.77	0.30•	3.33	3.63	0.45	2.52	—	2.97	—	29.43	15.91	0.58	0.55	0.55	1.16	755,544	52
12-31-19	24.64	0.39•	6.59	6.98	0.44	2.41	—	2.85	—	28.77	30.05	0.50	0.50	0.50	1.44	788,581	45
12-31-18	29.11	0.41•	(2.18)	(1.77)	0.43	2.27	—	2.70	—	24.64	(6.82)	0.49	0.49	0.49	1.47	728,383	72
12-31-17	24.19	0.42•	5.41	5.83	0.42	0.49	—	0.91	—	29.11	24.64	0.48	0.46	0.46	1.58	774,135	56
Class S
06-30-22+	34.72	0.08•	(7.01)	(6.93)	0.16	7.29	—	7.45	—	20.34	(20.56)	0.81	0.80	0.80	0.54	96,841	28
12-31-21	29.13	0.16•	7.84	8.00	0.27	2.14	—	2.41	—	34.72	28.94	0.82	0.80	0.80	0.51	131,883	60
12-31-20	28.49	0.27	3.26	3.53	0.37	2.52	—	2.89	—	29.13	15.62	0.83	0.80	0.80	0.91	123,319	52
12-31-19	24.43	0.32•	6.53	6.85	0.38	2.41	—	2.79	—	28.49	29.73	0.75	0.75	0.75	1.19	126,416	45
12-31-18	28.87	0.34•	(2.16)	(1.82)	0.35	2.27	—	2.62	—	24.43	(7.04)	0.74	0.74	0.74	1.23	119,150	72
12-31-17	24.00	0.35•	5.37	5.72	0.36	0.49	—	0.85	—	28.87	24.30	0.73	0.71	0.71	1.33	100,271	56
Voya Index Plus MidCap Portfolio
Class I
06-30-22+	26.18	0.09•	(5.07)	(4.98)	0.21	4.82	—	5.03	—	16.17	(19.93)	0.67	0.60	0.60	0.81	396,162	28
12-31-21	20.75	0.20•	5.52	5.72	0.21	0.08	—	0.30	—	26.18	27.74	0.68	0.60	0.60	0.81	517,075	63
12-31-20	19.50	0.20	1.30	1.50	0.25	—	—	0.25	—	20.75	8.25	0.74	0.60	0.60	1.03	442,016	53
12-31-19	17.22	0.23•	4.18	4.41	0.26	1.87	—	2.14	—	19.50	27.08	0.55	0.55	0.55	1.26	468,981	38
12-31-18	22.95	0.25•	(3.12)	(2.87)	0.23	2.63	—	2.86	—	17.22	(14.34)	0.55	0.55	0.55	1.18	415,219	68
12-31-17	21.87	0.21•	2.62	2.83	0.30	1.45	—	1.75	—	22.95	13.58	0.53	0.51	0.51	0.96	559,342	75
Class S
06-30-22+	25.71	0.06•	(4.98)	(4.92)	0.13	4.82	—	4.95	—	15.84	(20.02)	0.92	0.85	0.85	0.56	51,549	28
12-31-21	20.38	0.13•	5.44	5.57	0.16	0.08	—	0.25	—	25.71	27.49	0.93	0.85	0.85	0.56	70,637	63
12-31-20	19.14	0.16	1.28	1.44	0.20	—	—	0.20	—	20.38	7.98	0.99	0.85	0.85	0.78	65,246	53
12-31-19	16.93	0.18•	4.11	4.29	0.21	1.87	—	2.08	—	19.14	26.74	0.80	0.80	0.80	1.01	70,770	38
12-31-18	22.59	0.19•	(3.05)	(2.86)	0.17	2.63	—	2.80	—	16.93	(14.52)	0.80	0.80	0.80	0.93	65,547	68
12-31-17	21.55	0.15•	2.58	2.73	0.24	1.45	—	1.69	—	22.59	13.29	0.78	0.76	0.76	0.71	88,547	75
Voya Index Plus SmallCap Portfolio
Class I
06-30-22+	27.28	0.07•	(4.84)	(4.77)	0.22	3.66	—	3.88	—	18.63	(17.92)	0.68	0.60	0.60	0.62	179,047	28
12-31-21	21.39	0.23•	5.84	6.07	0.18	—	—	0.18	—	27.28	28.45	0.69	0.60	0.60	0.91	227,944	63
12-31-20	20.91	0.17•	0.74	0.91	0.21	0.22	—	0.43	—	21.39	5.38	0.73	0.60	0.60	0.97	188,149	54
12-31-19	20.36	0.21	3.86	4.07	0.23	3.29	—	3.53	—	20.91	21.81	0.57	0.57	0.57	0.98	199,122	43
12-31-18	26.78	0.22•	(2.95)	(2.73)	0.24	3.45	—	3.69	—	20.36	(12.40)(a)	0.55	0.55	0.55	0.86(b)	185,212	67
12-31-17	26.91	0.22•	2.25	2.47	0.25	2.35	—	2.60	—	26.78	9.91	0.54	0.52	0.52	0.83	231,351	65
Class S
06-30-22+	26.91	0.04•	(4.76)	(4.72)	0.15	3.66	—	3.81	—	18.38	(17.99)	0.93	0.85	0.85	0.36	39,124	28
12-31-21	21.11	0.16•	5.77	5.93	0.13	—	—	0.13	—	26.91	28.13	0.94	0.85	0.85	0.65	51,234	63
12-31-20	20.62	0.14	0.72	0.86	0.15	0.22	—	0.37	—	21.11	5.11	0.98	0.85	0.85	0.71	47,970	54
12-31-19	20.10	0.16	3.82	3.98	0.17	3.29	—	3.46	—	20.62	21.55	0.82	0.82	0.82	0.73	52,956	43
12-31-18	26.47	0.15•	(2.91)	(2.76)	0.16	3.45	—	3.61	—	20.10	(12.62)(a)	0.80	0.80	0.80	0.61(b)	50,198	67
12-31-17	26.63	0.15•	2.22	2.37	0.18	2.35	—	2.53	—	26.47	9.60	0.79	0.77	0.77	0.58	65,645	65
See Accompanying Notes to Financial Statements
6

Financial Highlights (continued)

(1)
Total return is calculated assuming reinvestment of all dividends, capital gain distributions and return of capital distributions, if any, at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(2)
Annualized for periods less than one year.

(3)
Ratios reflect operating expenses of a Portfolio. Expenses before reductions/additions do not reflect amounts reimbursed or recouped by the Investment Adviser and/or Distributor or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by a Portfolio during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the Investment Adviser and/or Distributor or recoupment of previously reimbursed fees by the Investment Adviser, but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions/additions represent the net expenses paid by a Portfolio. Net investment income (loss) is net of all such additions or reductions.

(4)
Ratios do not include fees and expenses charged under the variable annuity contract or variable life insurance policy.

(5)
Commencement of operations.

(a)
Excluding amounts related to a securities lending settlement recorded in the year ended December 31, 2018, total return for Voya Index Plus SmallCap Portfolio would have been (12.44)% and (12.66)% for Classes I and S, respectively.

(b)
Excluding amounts related to a securities lending settlement recorded in the year ended December 31, 2018, the net investment income ratios for Voya Index Plus SmallCap Portfolio would have been 0.82% and 0.57% for Classes I and S, respectively.

+
Unaudited.

•
Calculated using average number of shares outstanding throughout the year or period.

*
Amount is less than $0.005 or 0.005% or more than $(0.005) or (0.005)%.

See Accompanying Notes to Financial Statements
7

NOTES TO FINANCIAL STATEMENTS as of June 30, 2022 (Unaudited)

NOTE 1 — ORGANIZATION
Voya Variable Portfolios, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (“1940 Act” or “Act”), as an open-end management investment company. The Company was incorporated under the laws of Maryland on June 4, 1996. There are fourteen active separate investment series that comprise the Company. The three series (each a “Portfolio” and collectively the “Portfolios”) included in this report are: Voya Index Plus LargeCap Portfolio (“Index Plus LargeCap”), Voya Index Plus MidCap Portfolio (“Index Plus MidCap”), and Voya Index Plus SmallCap Portfolio (“Index Plus SmallCap”), each a diversified series of the Company. The investment objective of the Portfolios is described in the respective Portfolio’s Prospectus.
The classes of shares included in this report are: Adviser (“Class ADV”), Class I and Class S. With the exception of class specific matters, each class has equal voting rights as to voting privileges. For class specific proposals, only the applicable class would have voting privileges. The classes differ principally in the applicable distribution and shareholder service fees, as well as differences in the amount of waiver of fees and reimbursement of expenses, if any. Generally, shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders are allocated the common expenses of a portfolio and earn income and realized gains/losses from a portfolio pro rata based on the daily ending net assets of each class, without distinction between share classes. Expenses that are specific to a portfolio or a class are charged directly to that portfolio or class. Other operating expenses shared by several portfolios are generally allocated among those portfolios based on average net assets. Distributions are determined separately for each class based on income and expenses allocated to each class. Realized gain distributions are allocated to each class pro rata based on the shares outstanding of each class on the date of distribution. Differences in per share dividend rates generally result from differences in separate class expenses, including distribution and shareholder service fees, if any, as well as differences in the amount of waiver of fees and reimbursement of expenses between the separate classes, if any.
Voya Investments, LLC (“Voya Investments” or the “Investment Adviser”), an Arizona limited liability company, serves as the Investment Adviser to the Portfolios. Voya Investment Management Co. LLC (“Voya IM” or the “Sub-Adviser”), a Delaware limited liability company, serves as the Sub-Adviser to the Portfolios. Voya Investments Distributor, LLC (“VID” or the “Distributor”), a Delaware limited liability company, serves as the principal underwriter to the Portfolios.
NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies are consistently followed by the Portfolios in the preparation of their financial statements. Each Portfolio is considered an investment company under the U.S. generally accepted accounting principles (“GAAP”) and follows the accounting and reporting guidance applicable to investment companies.
A. Security Valuation. Each Portfolio is open for business every day the New York Stock Exchange (“NYSE”) opens for regular trading (each such day, a “Business Day”). The net asset value (“NAV”) per share for each class of each Portfolio is determined each Business Day as of the close of the regular trading session (“Market Close”), as determined by the Consolidated Tape Association (“CTA”), the central distributor of transaction prices for exchange-traded securities (normally 4:00 p.m. Eastern time unless otherwise designated by the CTA). The data reflected on the consolidated tape provided by the CTA is generated by various market centers, including all securities exchanges, electronic communications networks, and third-market broker-dealers. The NAV per share of each class of each Portfolio is calculated by taking the value of the Portfolio’s assets attributable to that class, subtracting the Portfolio’s liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding. On days when a Portfolio is closed for business, Portfolio shares will not be priced and a Portfolio does not transact purchase and redemption orders. To the extent a Portfolio’s assets are traded in other markets on days when a Portfolio does not price its shares, the value of a Portfolio’s assets will likely change and you will not be able to purchase or redeem shares of a Portfolio.
Assets for which market quotations are readily available are valued at market value. A security listed or traded on an exchange is valued at its last sales price or official closing price as of the close of the regular trading session on the exchange where the security is principally traded or, if such price is not available, at the last sale price as of the Market Close for such security provided by the CTA. Bank loans are valued at the average of the averages of the bid and ask prices provided to an independent loan pricing service by brokers. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Investments in open-end registered investment companies that do not trade on an exchange are valued at the end of day NAV per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official

8

NOTES TO FINANCIAL STATEMENTS as of June 30, 2022 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

closing price as of the close of the regular trading session on the exchange where the security is principally traded.
When a market quotation is not readily available or is deemed unreliable, each Portfolio will determine a fair value for the relevant asset in accordance with procedures adopted by the Portfolios’ Board of Directors (“Board”). Such procedures provide, for example, that: (a) Exchange-traded securities are valued at the mean of the closing bid and ask; (b) Debt obligations are valued using an evaluated price provided by an independent pricing service. Evaluated prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect factors such as institution-size trading in similar groups of securities, developments related to specific securities, benchmark yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data; (c) Securities traded in the over-the-counter (“OTC”) market are valued based on prices provided by independent pricing services or market makers; (d) Options not listed on an exchange are valued by an independent source using an industry accepted model, such as Black-Scholes; (e) Centrally cleared swap agreements are valued using a price provided by an independent pricing service; (f) OTC swap agreements are valued using a price provided by an independent pricing service; (g) Forward foreign currency exchange contracts are valued utilizing current and forward rates obtained from an independent pricing service. Such prices from the third party pricing service are for specific settlement periods and each Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent period reported by the independent pricing service; and (h) Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by brokers.
The prospectuses of the open-end registered investment companies in which each Portfolio may invest explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.
Foreign securities’ (including forward foreign currency exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of Market Close. If market quotations are available and believed to be reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before Market Close, closing market quotations may become unreliable. An independent pricing service determines the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of Market Close. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be valued by the independent pricing service using pricing models designed to estimate likely changes in the values of those securities between the times in which the trading in those securities is substantially completed and Market Close. Multiple factors may be considered by the independent pricing service in determining the value of such securities and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures.
All other assets for which market quotations are not readily available or became unreliable (or if the above fair valuation methods are unavailable or determined to be unreliable) are valued at fair value as determined in good faith by or under the supervision of the Board following procedures approved by the Board. The Board has delegated to the Investment Adviser responsibility for overseeing the implementation of the Portfolios’ valuation procedures; a “Pricing Committee” comprised of employees of the Investment Adviser or its affiliates has responsibility for applying the fair valuation methods set forth in the procedures and, if a fair valuation cannot be determined pursuant to the fair valuation methods, determining the fair value of assets held by the Portfolios. Issuer specific events, transaction price, position size, nature and duration of restrictions on disposition of the security, market trends, bid/ask quotes of brokers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value. Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of fair valuation, the values used to determine each Portfolio’s NAV may materially differ from the value received upon actual sale of those investments. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders’ investments in each Portfolio. Each Portfolio’s fair value policies and procedures and valuation practices may be subject to change as a result of new Rule 2a-5 under the 1940 Act.
Each investment asset or liability of the Portfolios is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as “Level 1,” inputs other than quoted prices for an asset or liability that are observable are classified as “Level 2” and significant unobservable inputs, including the Sub-Adviser’s or Pricing Committee’s judgment about the

9

NOTES TO FINANCIAL STATEMENTS as of June 30, 2022 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

assumptions that a market participant would use in pricing an asset or liability are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Short-term securities of sufficient credit quality are generally considered to be Level 2 securities under applicable accounting rules. A table summarizing the Portfolios’ investments under these levels of classification is included within the Portfolio of Investments.
GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. A reconciliation of Level 3 investments within the Portfolio of Investments is presented only when a Portfolio has a significant amount of Level 3 investments.
B. Securities Transactions and Revenue Recognition. Securities transactions are accounted for on the trade date. Realized gains and losses are reported on the basis of identified cost of securities sold. Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date, or for certain foreign securities, when the information becomes available to the Portfolios. Premium amortization and discount accretion are determined by the effective yield method.
C. Foreign Currency Translation. The books and records of the Portfolios are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:
(1)
Market value of investment securities, other assets and liabilities — at the exchange rates prevailing at Market Close.

(2)
Purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets and the market values are presented at the foreign exchange rates at Market Close, the Portfolios do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments. For securities, which are subject to foreign withholding tax upon disposition, liabilities are recorded on the Statements of Assets and Liabilities for the estimated tax withholding based on the securities’ current market value. Upon disposition, realized gains or losses on such securities are recorded net of foreign withholding tax.
Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding tax reclaims recorded on each Portfolio’s book, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities, resulting from changes in the exchange rate. Foreign security and currency transactions may involve certain considerations and risks not typically associated with investing in U.S. companies and U.S. government securities. These risks include, but are not limited to, revaluation of currencies and future adverse political and economic developments which could cause securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. government securities.
D. Distributions to Shareholders. The Portfolios record distributions to their shareholders on the ex-dividend date. Dividends from net investment income and capital gain distributions, if any, are declared and paid annually by the Portfolios. The Portfolios may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. The characteristics of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP for investment companies.
E. Federal Income Taxes. It is the policy of each Portfolio to comply with the requirements of subchapter M of the Internal Revenue Code and related excise tax provisions applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized capital gains to its shareholders. Therefore, no federal income tax provision is required. Management has considered the sustainability of the Portfolios’ tax positions taken on federal income tax returns for all open tax years in making this determination. No capital gain distributions shall be made until any capital loss carryforwards have been fully utilized.
The Portfolios may utilize equalization accounting for tax purposes, whereby a portion of redemption payments are treated as distributions of income or gain.
F. Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets

10

NOTES TO FINANCIAL STATEMENTS as of June 30, 2022 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
G. Risk Exposures and the Use of Derivative Instruments. Each Portfolio’s investment strategies permit it to enter into various types of derivatives contracts, including, but not limited to, futures contracts. In doing so, a Portfolio will employ strategies in differing combinations to permit it to increase or decrease the level of risk, or change the level or types of exposure to risk factors. This may allow a Portfolio to pursue its objectives more quickly and efficiently than if it were to make direct purchases or sales of securities capable of affecting a similar response to market or credit factors.
In pursuit of its investment objectives, a Portfolio may seek to increase or decrease its exposure to the following market or credit risk factors:
Equity Risk. Stock prices may be volatile or have reduced liquidity in response to real or perceived impacts of factors including, but not limited to, economic conditions, changes in market interest rates, and political events. Stock markets tend to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. Additionally, legislative, regulatory or tax policies or developments in these areas may adversely impact the investment techniques available to a manager, add to costs and impair the ability of a Portfolio to achieve its investment objectives.
Risks of Investing in Derivatives. Each Portfolio’s use of derivatives can result in losses due to unanticipated changes in the market or credit risk factors and the overall market. In instances where a Portfolio is using derivatives to decrease, or hedge, exposures to market or credit risk factors for securities held by a Portfolio, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.
Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in market interest rates and liquidity and volatility risk. The amounts required to purchase certain derivatives may be small relative to the magnitude of exposure assumed by a Portfolio. Therefore, the purchase of certain derivatives may have an economic leveraging effect on a Portfolio and exaggerate any increase or decrease in the NAV. Derivatives may not perform as expected, so a Portfolio may not realize the intended benefits. When used for hedging purposes, the change in value of a derivative may not correlate as expected with the currency, security or other risk being hedged. When used as an alternative or substitute for direct cash investments, the return provided by the derivative may not provide the same return as direct cash investment. In addition, given their complexity, derivatives expose a Portfolio to the risk of improper valuation.
Generally, derivatives are sophisticated financial instruments whose performance is derived, at least in part, from the performance of an underlying asset or assets. Derivatives include, among other things, swap agreements, options, forwards and futures. Investments in derivatives are generally negotiated OTC with a single counterparty and as a result are subject to credit risks related to the counterparty’s ability or willingness to perform its obligations; any deterioration in the counterparty’s creditworthiness could adversely affect the value of the derivative. In addition, derivatives and their underlying securities may experience periods of illiquidity which could cause a Portfolio to hold a security it might otherwise sell, or to sell a security it otherwise might hold at inopportune times or at an unanticipated price. A manager might imperfectly judge the direction of the market. For instance, if a derivative is used as a hedge to offset investment risk in another security, the hedge might not correlate to the market’s movements and may have unexpected or undesired results such as a loss or a reduction in gains.
H. Futures Contracts. Each Portfolio may enter into futures contracts involving foreign currency, interest rates, securities and security indices. A futures contract is a commitment to buy or sell a specific amount of a financial instrument at a negotiated price on a stipulated future date. Each Portfolio may buy and sell futures contracts. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Portfolio’s assets are valued.
Upon entering into a futures contract, each Portfolio is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Portfolio each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses and, if any, shown as variation margin receivable or

11

NOTES TO FINANCIAL STATEMENTS as of June 30, 2022 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

payable on futures contracts on the Statement of Assets and Liabilities. Open futures contracts are reported on a table following each Portfolio’s Portfolio of Investments. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts, if any, are footnoted in the Portfolio of Investments. Cash collateral held by the broker to cover initial margin requirements on open futures contracts are noted in the Statements of Assets and Liabilities. The net change in unrealized appreciation and depreciation is reported in the Statements of Operations. Realized gains (losses) are reported in the Statements of Operations at the closing or expiration of futures contracts.
Futures contracts are exposed to the market risk factor of the underlying financial instrument. During the period ended June 30, 2022, each Portfolio had purchased futures contracts on various equity indices to “equitize” cash. Futures contracts are purchased to provide immediate market exposure proportionate to the size of the Portfolio’s respective cash flows and residual cash balances in order to decrease potential tracking error if the cash remained uninvested in the market. Additional associated risks of entering into futures contracts include the possibility that there may be an illiquid market where the Portfolios are unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of the Portfolios’ securities. With futures, there is minimal counterparty credit risk to the Portfolios since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.
During the period ended June 30, 2022, Index Plus LargeCap, Index Plus MidCap, and Index Plus SmallCap had average notional values on futures contracts purchased of $13,500,475, $4,024,980, and $3,340,587, respectively. Please refer to the tables within each respective Portfolio of Investments for open futures contracts at June 30, 2022.
I. Repurchase Agreements. Each Portfolio may invest in repurchase agreements only with government securities dealers recognized by the Board of Governors of the Federal Reserve System. Under such agreements, the seller of the security agrees to repurchase it at a mutually agreed upon time and price. The resale price is in excess of the purchase price and reflects an agreed upon interest rate for the period of time the agreement is outstanding. The period of the repurchase agreements is usually short, from overnight to one week, while the underlying securities generally have longer maturities. Each Portfolio will receive as collateral securities acceptable to it whose market value is equal to at least 100% of the carrying amount of the repurchase agreement, plus accrued interest, being invested by a Portfolio. The underlying collateral is valued daily on a mark-to-market basis to assure that the value, including accrued interest, is at least equal to the repurchase price. If the seller defaults, a Portfolio might incur a loss or delay in the realization of proceeds if the value of the security collateralizing the repurchase agreement declines, and may incur disposition costs in liquidating the collateral.
Repurchase agreements are entered into by the Portfolios under Master Repurchase Agreements (“MRA”) which permit the Portfolios, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset receivables or payables under the MRA with collateral held and/or pledged by the counterparty and create one single net payment due to or from the respective Portfolio. There were no open repurchase agreements for any Portfolio at June 30, 2022.
J. Securities Lending. Each Portfolio may temporarily loan up to 33 1∕3% of its total assets to brokers, dealers or other financial institutions in exchange for a negotiated lender’s fee. Securities lending involves two primary risks: “investment risk” and “borrower default risk.” When lending securities, the Portfolios will receive cash or U.S. government securities as collateral. Investment risk is the risk that the Portfolios will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolios will lose money due to the failure of a borrower to return a borrowed security. Loans are subject to termination at the option of the borrower or the Portfolios. Securities lending may result in leverage. The use of leverage may exaggerate any increase or decrease in the NAV, causing the Portfolios to be more volatile. The use of leverage may increase expenses and increase the impact of the Portfolios’ other risks.
K. Restricted Securities. Each Portfolio may invest in restricted securities, which include those sold under Rule 144A of the Securities Act of 1933, as amended (“1933 Act”) or securities offered pursuant to Section 4(a)(2) of the 1933 Act, and/or are subject to legal or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Restricted securities are fair valued using market quotations when readily available. In the absence of market quotations, the securities are valued based upon their fair value determined in good faith under procedures approved by the Board.

12

NOTES TO FINANCIAL STATEMENTS as of June 30, 2022 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

Securities that are not registered for sale to the public under the 1933 Act are referred to as “restricted securities.” These securities may be sold in private placement transactions between issuers and their purchasers and may be neither listed on an exchange nor traded in other established markets. Many times these securities are subject to legal or contractual restrictions on resale. As a result of the absence of a public trading market, the prices of these securities may be more volatile, less liquid and more difficult to value than publicly traded securities. The price realized from the sale of these securities could be less than the amount originally paid or less than their fair value if they are resold in privately negotiated transactions. In addition, these securities may not be subject to disclosure and other investment protection requirements that are afforded to publicly traded securities. Certain investments may include investment in smaller, less seasoned issuers, which may involve greater risk.
L. Indemnifications. In the normal course of business, the Company may enter into contracts that provide certain indemnifications. The Company’s maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolios and, therefore, cannot be estimated; however, based on experience, management considers the risk of loss from such claims remote.
NOTE 3 — INVESTMENT TRANSACTIONS
For the six months ended June 30, 2022, the cost of purchases and the proceeds from the sale of securities, excluding short-term securities, were as follows:
	Purchases	Sales
Index Plus LargeCap	$231,282,382	$259,999,103
Index Plus MidCap	146,641,479	165,099,503
Index Plus SmallCap	68,581,702	79,133,638
NOTE 4 — INVESTMENT MANAGEMENT FEES
The Portfolios have entered into an investment management agreement (“Management Agreement”) with the Investment Adviser. The Investment Adviser has overall responsibility for the management of the Portfolios. The Investment Adviser oversees all investment management and portfolio management services for the Portfolios and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Portfolios, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services. This Management Agreement compensates the Investment Adviser with a management fee, computed daily and payable monthly, based on the average daily net assets of each Portfolio, at the following annual rates:
Index Plus LargeCap	0.45%
Index Plus MidCap	0.50%
Index Plus SmallCap	0.50%
The Investment Adviser has entered into a sub-advisory agreement with Voya IM with respect to each Portfolio. Voya IM provides investment advice for the Portfolios and is paid by the Investment Adviser based on the average daily net assets of each respective Portfolio. Subject to such policies as the Board or the Investment Adviser may determine, Voya IM manages the Portfolios’ assets in accordance with the Portfolios’ investment objectives, policies, and limitations.
NOTE 5 — DISTRIBUTION FEES
Class ADV shares of the respective Portfolios are subject to a shareholder service and distribution plan and Class S shares of the respective Portfolios are subject to a shareholder services and distribution plan (collectively the “Plans), whereby the Distributor is compensated by each Portfolio for expenses incurred for shareholder servicing and/or the distribution of each respective Portfolio’s Class ADV and Class S shares. Pursuant to the Plans, the Distributor is entitled to a payment each month to compensate for expenses incurred in the distribution and promotion of each respective Portfolio’s Class ADV and Class S shares, including expenses incurred in printing prospectuses and reports used for sales purposes, expenses incurred in preparing and printing sales literature and other such distribution related expenses, including any distribution or shareholder servicing fees paid to securities dealers who have executed a distribution agreement with the Distributor.
Under the Plan for Class ADV shares of Index Plus LargeCap, the Distributor is paid an annual shareholder service fee at the rate of 0.25% of the Portfolio’s average daily net assets attributable to its Class ADV shares and an annual distribution fee at the rate of 0.25% of the Portfolio’s average daily net assets attributable to its Class ADV shares. Under the Plan for Class S shares, Class S shares of the Portfolios pay the Distributor a fee calculated at an annual rate of 0.25% of average daily net assets attributable to each Portfolio’s Class S shares.

13

NOTES TO FINANCIAL STATEMENTS as of June 30, 2022 (Unaudited) (continued)

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES
At June 30, 2022, the following direct or indirect, wholly-owned subsidiaries of Voya Financial, Inc. owned more than 5% of the following Portfolios:
Subsidiary	Portfolio	Percentage
ReliaStar Life Insurance Company	Index Plus SmallCap	5.04%
Voya Retirement Insurance and Annuity Company	Index Plus LargeCap	72.82
	Index Plus MidCap	81.93
	Index Plus SmallCap	73.23
The Investment Adviser may direct the Portfolios’ Sub-Adviser to use its best efforts (subject to obtaining best execution of each transaction) to allocate a Portfolio’s equity security transactions through certain designated broker-dealers. The designated broker-dealer, in turn, will reimburse a portion of the brokerage commissions to pay certain expenses of that Portfolio. Any amounts credited to the Portfolios are reflected as brokerage commission recapture on the accompanying Statements of Operations.
The Portfolios have adopted a deferred compensation plan (the “DC Plan”), which allows eligible independent directors, as described in the DC Plan, to defer the receipt of all or a portion of the directors’ fees that they are entitled to receive from the Portfolios. For purposes of determining the amount owed to the director under the DC Plan, the amounts deferred are invested in shares of the funds selected by the director (the “Notional Funds”). When the Portfolios purchase shares of the Notional Funds, which are all advised by Voya Investments, in amounts equal to the directors’ deferred fees, this results in a Portfolio asset equal to the deferred compensation liability. Such assets, if applicable, are included as a component of “Other assets” on the accompanying Statements of Assets and Liabilities. Deferral of directors’ fees under the DC Plan will not affect net assets of the Portfolios, and will not materially affect the Portfolios’ assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the DC Plan.
The Portfolios may pay per account fees to affiliates of Voya Investments for recordkeeping services provided on certain assets. For the period ended June 30, 2022, the per account fees for affiliated recordkeeping services paid by each Portfolio were as follows:
Portfolio	Amount
Index Plus LargeCap	$250,696
Index Plus MidCap	287,398
Index Plus SmallCap	145,194
NOTE 7 — LICENSING FEE
The Portfolios pay an annual licensing fee to S&P Opco, LLC.
NOTE 8 — EXPENSE LIMITATION AGREEMENT
The Investment Adviser has entered into a written expense limitation agreement (“Expense Limitation Agreement”) with each Portfolio whereby the Investment Adviser has agreed to limit expenses, excluding interest, taxes, investment-related costs, leverage expenses, extraordinary expenses, and acquired fund fees and expenses to the levels listed below:
Portfolio	Class ADV	Class I	Class S
Index Plus LargeCap	1.05%	0.55%	0.80%
Index Plus MidCap	N/A	0.60%	0.85%
Index Plus SmallCap	N/A	0.60%	0.85%
The Investment Adviser may at a later date recoup from a Portfolio for fees waived and/or other expenses reimbursed by the Investment Adviser during the previous 36 months, but only if, after such recoupment, a Portfolio’s expense ratio does not exceed the percentage described above. Waived and reimbursed fees net of any recoupment by the Investment Adviser of such waived and reimbursed fees are reflected on the accompanying Statements of Operations. Amounts payable by the Investment Adviser are reflected on the accompanying Statements of Assets and Liabilities.
As of June 30, 2022, the amounts of waived and/or reimbursed fees that are subject to possible recoupment by the Investment Adviser and the related expiration dates, are as follows:
	June 30,
	2023	2024	2025	Total
Index Plus LargeCap	$97,000	$177,271	$72,537	$346,808
Index Plus MidCap	242,043	645,439	317,086	1,204,568
Index Plus SmallCap	131,429	287,120	181,484	600,033
The Expense Limitation Agreement is contractual through May 1, 2023 and shall renew automatically for one-year terms. Termination or modification of this obligation requires approval by the Board.
NOTE 9 — LINE OF CREDIT
Effective June 13, 2022, the Portfolios, in addition to certain other funds managed by the Investment Adviser, entered into a 364-day unsecured committed revolving line of credit agreement (the “Credit Agreement”) with The Bank of New York Mellon (“BNY”) for an aggregate amount of $400,000,000 through June 12, 2023. The proceeds may be used only to finance temporarily: (1) the purchase or sale of investment securities; or (2) the repurchase or redemption of shares of the Portfolio or certain other funds managed by the Investment Adviser. The funds to which the line of credit is available pay a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount payable quarterly in arrears. Prior to June 13, 2022, the predecessor line of credit was for an aggregate amount of $400,000,000 and the funds to which

14

NOTES TO FINANCIAL STATEMENTS as of June 30, 2022 (Unaudited) (continued)

NOTE 9 — LINE OF CREDIT (continued)

the line of credit was available paid a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount through June 13, 2022.
Borrowings under the Credit Agreement accrue interest at the federal funds rate plus a specified margin. Repayments generally must be made within 60 days after the date of a revolving credit advance.
The following Portfolios utilized the line of credit during the six months ended June 30, 2022:
Portfolio	Days Utilized	Approximate Average Daily Balance For Days Utilized	Approximate Weighted Average Interest Rate For Days Utilized
Index Plus LargeCap	1	$890,000	2.08%
Index Plus SmallCap	1	2,188,000	1.58

NOTE 10 — CAPITAL SHARES
Transactions in capital shares and dollars were as follows:
	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
Year or period ended	#	#	#	#	#	($)	($)	($)	($)	($)
Index Plus LargeCap
Class ADV
6/30/2022	7,730	—	15,375	(9,880)	13,225	245,233	—	320,725	(299,527)	266,431
12/31/2021	7,870	—	3,262	(6,802)	4,330	249,973	—	95,867	(218,722)	127,118
Class I
6/30/2022	116,911	—	8,181,020	(1,114,429)	7,183,502	3,492,272	—	173,274,010	(31,830,841)	144,935,441
12/31/2021	416,130	—	1,928,194	(4,391,566)	(2,047,242)	13,359,056	—	57,344,483	(142,355,476)	(71,651,937)
Class S
6/30/2022	17,193	—	1,272,992	(328,531)	961,654	438,024	—	26,643,719	(9,541,384)	17,540,359
12/31/2021	23,188	—	320,895	(778,691)	(434,608)	735,882	—	9,450,366	(24,726,299)	(14,540,051)
Index Plus MidCap
Class I
6/30/2022	117,483	—	5,676,014	(1,048,535)	4,744,962	2,754,887	—	96,265,200	(22,953,673)	76,066,414
12/31/2021	469,409	—	258,419	(2,282,468)	(1,554,640)	11,160,951	—	6,145,195	(54,884,556)	(37,578,410)
Class S
6/30/2022	7,966	—	759,016	(259,983)	506,999	157,438	—	12,607,250	(5,878,435)	6,886,253
12/31/2021	73,161	—	32,408	(558,736)	(453,167)	1,646,616	—	758,030	(13,301,086)	(10,896,440)
Index Plus SmallCap
Class I
6/30/2022	52,328	—	1,635,020	(433,157)	1,254,191	1,256,111	—	31,425,093	(10,256,975)	22,424,229
12/31/2021	460,167	—	61,581	(963,197)	(441,449)	11,670,907	—	1,522,903	(24,522,517)	(11,328,707)
Class S
6/30/2022	1,736	—	362,477	(138,893)	225,320	42,881	—	6,872,575	(3,293,718)	3,621,738
12/31/2021	17,720	—	11,025	(397,552)	(368,807)	434,419	—	269,344	(10,069,699)	(9,365,936)
NOTE 11 — SECURITIES LENDING
Under a Master Securities Lending Agreement (the “Agreement”) with BNY, the Portfolios can lend their securities to approved brokers, dealers and other financial institutions. Loans are collateralized by cash and U.S. government securities. The collateral must be equal to at least 105% of the market value of non-U.S. securities loaned and 102% of the market value of U.S. securities loaned. The market value of the loaned securities is determined at Market Close of the Portfolios at their last sale price or official closing price on the principal exchange or system on which they are traded and any additional collateral is delivered to the Portfolios on the next business day. The cash collateral received is invested in approved investments as defined in the Agreement with BNY. The Portfolios bear the risk of loss with respect to the investment of collateral with the following exception: BNY

15

NOTES TO FINANCIAL STATEMENTS as of June 30, 2022 (Unaudited) (continued)

NOTE 11 — SECURITIES LENDING (continued)

provides the Portfolios indemnification from loss with respect to the investment of collateral to the extent the cash collateral is invested in overnight repurchase agreements.
Cash collateral received in connection with securities lending is invested in cash equivalents, money market funds, repurchase agreements with maturities of not more than 99 days that are collateralized with U.S. Government securities, or certain short-term investments that have a remaining maturity of 190 days or less (“Permitted Investments”). Short-term investments include: securities, units, shares or other participations in short-term investment funds, pools or trusts; commercial paper, notes, bonds or other debt obligations, certificates of deposit, time deposits and other bank obligations and asset-backed commercial paper backed by diversified receivables and repurchase-backed programs. Permitted Investments are subject to certain guidelines established by the Adviser regarding liquidity, diversification, credit quality and average credit life/duration requirements. The securities purchased with cash collateral received are reflected in the Portfolio of Investments under Short-Term Investments.
Generally, in the event of counterparty default, the Portfolios have the right to use the collateral to offset losses incurred. The Agreement contains certain guarantees by BNY in the event of counterparty default and/or a borrower’s failure to return a loaned security; however, there would be a potential loss to the Portfolios in the event the Portfolios are delayed or prevented from exercising their right to dispose of the collateral. Engaging in securities lending could have a leveraging effect, which may intensify the credit, market and other risks associated with investing in the Portfolios.
The following tables represent a summary of each respective Portfolio’s securities lending agreements by counterparty which are subject to offset under the Agreement as of June 30, 2022:
Index Plus LargeCap
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
Scotia Capital (USA) INC	$559,987	$(559,987)	$—
Total	$559,987	$(559,987)	$—

(1)
Cash collateral with a fair value of $573,541 has been received in connection with the above securities lending transactions. Excess cash collateral received from the individual counterparty is not shown for financial reporting purposes.

Index Plus MidCap
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
BNP Paribas Prime Brokerage Intl Ltd	$260,381	$(260,381)	$—
BofA Securities Inc	696,739	(696,739)	—
Citadel Clearing LLC	519,011	(519,011)	—
Citigroup Global Markets Inc.	337,988	(337,988)	—
J.P. Morgan Securities LLC	1,838,350	(1,838,350)	—
Morgan Stanley & Co. LLC	24,592	(24,592)	—
Natixis Securities America LLC	330,252	(330,252)	—
National Bank of Canada Financial INC	3,201,812	(3,201,812)	—
Scotia Capital (USA) INC	166,497	(166,497)	—
Wells Fargo Securities LLC	207,963	(207,963)	—
Total	$7,583,585	$(7,583,585)	$—

(1)
Cash collateral with a fair value of $7,756,724 has been received in connection with the above securities lending transactions. Excess cash collateral received from the individual counterparty is not shown for financial reporting purposes.

Index Plus SmallCap
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
BNP Paribas Securities Corp.	$174,241	$(174,241)	$—
BofA Securities Inc	437,807	(437,807)	—
Citadel Securities LLC	65,518	(65,518)	—
Citigroup Global Markets Inc.	73,803	(73,803)	—
Goldman Sachs & Co. LLC	7,106	(7,106)	—
Morgan Stanley & Co. LLC	99,551	(99,551)	—
National Bank of Canada Financial INC	1,174,791	(1,174,791)	—
Scotia Capital (USA) INC	143,476	(143,476)	—
Wells Fargo Securities LLC	3,848	(3,848)	—
Total	$2,180,142	$(2,180,142)	$—

(1)
Cash collateral with a fair value of $2,264,372 has been received in connection with the above securities lending transactions. Excess cash collateral received from the individual counterparty is not shown for financial reporting purposes.

NOTE 12 — FEDERAL INCOME TAXES
The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of futures contracts and wash sale deferrals.

16

NOTES TO FINANCIAL STATEMENTS as of June 30, 2022 (Unaudited) (continued)

NOTE 12 — FEDERAL INCOME TAXES (continued)

Dividends paid by the Portfolios from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.
The tax composition of dividends and distributions to shareholders was as follows:
	Year Ended December 31, 2021		Year Ended December 31, 2020
	Ordinary Income	Long-term Capital Gains	Ordinary Income	Long-term Capital Gains
Index Plus LargeCap	$19,098,411	$47,792,305	$24,207,807	$60,265,903
Index Plus MidCap	6,903,225	—	6,424,497	—
Index Plus SmallCap	1,792,247	—	2,271,713	2,533,848
The tax-basis components of distributable earnings as of December 31, 2021 were:
	Undistributed Ordinary Income	Undistributed Long-term Capital Gains	Unrealized Appreciation/ (Depreciation)	Other	Total Distributable Earnings/(Loss)
Index Plus LargeCap	$49,465,287	$150,789,626	$269,499,781	$(60,740)	$469,693,954
Index Plus MidCap	39,303,592	69,619,594	115,658,374	(35,457)	224,546,103
Index Plus SmallCap	16,994,202	21,646,910	55,413,455	(18,134)	94,036,433
At December 31, 2021, the Portfolios did not have any capital loss carryovers for U.S. federal income tax purposes.
The Portfolios’ major tax jurisdictions are U.S. federal and Arizona state.
As of June 30, 2022, no provision for income tax is required in the Portfolios’ financial statements as a result of tax positions taken on federal and state income tax returns for open tax years. The Portfolios’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue. Generally, the preceding four tax years remain subject to examination by these jurisdictions.
NOTE 13 — LONDON INTERBANK OFFERED RATE (“LIBOR”)
In 2017, the UK Financial Conduct Authority announced its intention to cease compelling banks to provide the quotations needed to sustain LIBOR after 2021. On March 5, 2021, ICE Benchmark Administration, the administrator of LIBOR, stated that non-U.S. dollar LIBOR reference rates and the one-week and two-month LIBOR reference rates will cease to be provided or no longer be representative immediately after December 31, 2021 and the remaining more commonly used LIBOR settings will cease to be provided or no longer be representative immediately after June 30, 2023. In addition, global regulators have announced that, with limited exceptions, no new LIBOR-based contracts should be entered into after 2021. Actions by regulators have resulted in the establishment of alternative reference rates to LIBOR in most major currencies (e.g., the Secured Overnight Financing Rate for U.S. Dollar LIBOR and the Sterling Overnight Interbank Average Rate for Sterling LIBOR).
Discontinuance of LIBOR and adoption/implementation of alternative rates pose a number of risks, including among others whether any substitute rate will experience the market participation and liquidity necessary to provide a workable substitute for LIBOR; the effect on parties’ existing contractual arrangements, hedging transactions, and investment strategies generally from a conversion from LIBOR to alternative rates; the effect on a Portfolio’s existing investments (including, for example, fixed-income investments; senior loans; CLOs and CDOs; and derivatives transactions), including the possibility that some of those investments may terminate or their terms may be adjusted to the disadvantage of a Portfolio; and the risk of general market disruption during the period of the conversion. It is difficult to predict at this time the likely impact of the transition away from LIBOR on a Portfolio.
NOTE 14 — LIQUIDITY
Consistent with Rule 22e-4 under the 1940 Act, the Portfolios have established a liquidity risk management program to govern their approach to managing liquidity risk (the “Program”). The Board has approved the designation of the Portfolios’ Investment Adviser, Voya Investments, as the program administrator (the “Program Administrator”). The Program Administrator is responsible for implementing

17

NOTES TO FINANCIAL STATEMENTS as of June 30, 2022 (Unaudited) (continued)

NOTE 14 — LIQUIDITY (continued)

and monitoring the Program and has formed a Liquidity
Risk Management Committee (the “Committee”) to assess and review, on an ongoing basis, each Portfolio’s liquidity risk.
The Program includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of liquidity risk factors and the periodic classification (or re-classification, as necessary) of a Portfolio’s investments into buckets (highly liquid, moderately liquid, less liquid and illiquid) that reflect the Committee’s assessment of the investments’ liquidity under current market conditions. The Committee also utilizes Portfolio-specific data, including information regarding a Portfolio’s shareholder base, characteristics of its investments, access to borrowing arrangements and historical redemptions to determine whether a Portfolio will be able to meet its redemption obligations in a timely manner.
During the period covered by the annual assessment, January 1, 2021 through December 31, 2021, the Program supported the Portfolios’ ability to honor redemption requests in a timely manner and the Program Administrator’s management of each Portfolio’s liquidity risk, including during any periods of market volatility and net redemptions.
There can be no assurance that the Program will achieve its objectives under all circumstances in the future. Please refer to each Portfolio’s prospectus for more information regarding each Portfolio’s exposure to liquidity risk and other risks.
NOTE 15 — MARKET DISRUPTION
A Portfolio is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Due to the increasing interdependence among global economies and markets, conditions in one country, market, or region might adversely impact markets, issuers and/or foreign exchange rates in other countries, including the United States. Wars, terrorism, global health crises and pandemics, and other geopolitical events have led, and in the future may lead, to increased market volatility and may have adverse short- or long-term effects on U.S. and world economies and markets generally. For example, the COVID-19 pandemic has resulted, and may continue to result, in significant market volatility, exchange trading suspensions and closures, declines in global financial markets, higher default rates, and a substantial economic downturn in economies throughout the world. Natural and environmental disasters and systemic market dislocations are also highly disruptive to economies and markets. In addition, military action by Russia in Ukraine could adversely affect global energy and financial markets and therefore could affect the value of a Portfolio’s investments, including beyond a Portfolio’s direct exposure to Russian issuers or nearby geographic regions. The extent and duration of the military action, sanctions and resulting market disruptions are impossible to predict and could be substantial. Those events as well as other changes in non-U.S. and domestic economic, social, and political conditions also could adversely affect individual issuers or related groups of issuers, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the value of the investments of the portfolio and of the Portfolios. Any of these occurrences could disrupt the operations of a Portfolio and of the Portfolios’ service providers.
NOTE 16 — SUBSEQUENT EVENTS
The Portfolios have evaluated events occurring after the Statements of Assets and Liabilities date through the date that the financial statements were issued (“subsequent events”) to determine whether any subsequent events necessitated adjustment to or disclosure in the financial statements. No such subsequent events were identified.

18

PORTFOLIO OF INVESTMENTS
Voya Index Plus LargeCap Portfolio	as of June 30, 2022 (Unaudited)

Shares		Value	Percentage of Net Assets
COMMON STOCK: 98.5%
	Communication Services: 7.8%
12,904 (1)	Alphabet, Inc. - Class A	$28,121,171	3.8
75,018	AT&T, Inc.	1,572,377	0.2
8,705 (1)	Charter Communications, Inc.	4,078,554	0.6
164,810	Comcast Corp. - Class A	6,467,145	0.9
5,275	Electronic Arts, Inc.	641,704	0.1
23,304	Interpublic Group of Cos., Inc.	641,559	0.1
54,801 (1)	Iridium Communications, Inc.	2,058,326	0.3
16,304 (1)	Live Nation Entertainment, Inc.	1,346,384	0.2
30,777 (1)	Meta Platforms, Inc.	4,962,791	0.7
2,113 (1)	NetFlix, Inc.	369,500	0.0
45,847	News Corp - Class A	714,296	0.1
8,666	Nexstar Media Group, Inc.	1,411,518	0.2
13,826	Paramount Global - Class B	341,226	0.0
52,182 (1)	Pinterest, Inc.	947,625	0.1
12,530 (1)	T-Mobile US, Inc.	1,685,786	0.2
7,196	Verizon Communications, Inc.	365,197	0.0
97,377 (1)	Warner Bros Discovery, Inc.	1,306,800	0.2
5,125 (1)	Ziff Davis, Inc.	381,966	0.1
		57,413,925	7.8
	Consumer Discretionary: 10.3%
10,705 (1)	Airbnb, Inc.	953,601	0.1
165,662 (1)	Amazon.com, Inc.	17,594,961	2.4
10,451 (1)	Aptiv PLC	930,870	0.1
13,685 (1)	Autonation, Inc.	1,529,436	0.2
1,492 (1)	Autozone, Inc.	3,206,487	0.4
355 (1)	Booking Holdings, Inc.	620,891	0.1
10,119	BorgWarner, Inc.	337,671	0.0
30,069	Boyd Gaming Corp.	1,495,933	0.2
9,338 (1)	Carmax, Inc.	844,902	0.1
8,334 (1)	CROCS, Inc.	405,616	0.1
12,193 (2)	Dick’s Sporting Goods, Inc.	918,986	0.1
938	Domino’s Pizza, Inc.	365,548	0.0
186,312	Ford Motor Co.	2,073,652	0.3
86,664 (1)	General Motors Co.	2,752,449	0.4
29,226	Genuine Parts Co.	3,887,058	0.5
11,564	Harley-Davidson, Inc.	366,116	0.1
16,968	Home Depot, Inc.	4,653,813	0.6
17,151	Lennar Corp. - Class A	1,210,346	0.2
60,707	LKQ Corp.	2,980,107	0.4
3,331	Lowe’s Cos, Inc.	581,826	0.1
1,685 (1)	Lululemon Athletica, Inc.	459,348	0.1
1,748	McDonald’s Corp.	431,546	0.1
33,675	MGM Resorts International	974,891	0.1
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Consumer Discretionary (continued)
50,448	Nike, Inc. - Class B	$5,155,786	0.7
314 (1)	NVR, Inc.	1,257,300	0.2
8,283	PVH Corp.	471,303	0.1
8,636	Starbucks Corp.	659,704	0.1
54,656 (1)	Taylor Morrison Home Corp.	1,276,764	0.2
18,909 (1)	Tesla, Inc.	12,733,699	1.7
32,280	Travel + Leisure Co.	1,253,110	0.2
50,467	Wendy’s Company	952,817	0.1
7,115	Wyndham Hotels & Resorts, Inc.	467,598	0.1
15,149	Yum! Brands, Inc.	1,719,563	0.2
		75,523,698	10.3
	Consumer Staples: 6.7%
20,303	Altria Group, Inc.	848,056	0.1
36,954	Archer-Daniels-Midland Co.	2,867,630	0.4
14,765 (1)	BellRing Brands, Inc.	367,501	0.0
120,762	Coca-Cola Co.	7,597,138	1.0
12,307	Costco Wholesale Corp.	5,898,499	0.8
16,358	Estee Lauder Cos., Inc.	4,165,892	0.6
26,655 (1)	Herbalife Nutrition Ltd.	545,095	0.1
14,728	Keurig Dr Pepper, Inc.	521,224	0.1
29,682 (1)	Monster Beverage Corp.	2,751,521	0.4
13,076	Nu Skin Enterprises, Inc.	566,191	0.1
60,268	PepsiCo, Inc.	10,044,265	1.4
15,330 (1)	Performance Food Group Co.	704,873	0.1
68,483	Philip Morris International, Inc.	6,762,012	0.9
21,928	Procter & Gamble Co.	3,153,027	0.4
24,719	Tyson Foods, Inc.	2,127,317	0.3
		48,920,241	6.7
	Energy: 4.3%
89,326	Baker Hughes Co.	2,578,842	0.4
13,951	Cheniere Energy, Inc.	1,855,902	0.3
21,280	Chevron Corp.	3,080,918	0.4
35,889 (1)	CNX Resources Corp.	590,733	0.1
52,182	ConocoPhillips	4,686,465	0.6
14,853	Devon Energy Corp.	818,549	0.1
7,599	Diamondback Energy, Inc.	920,619	0.1
22,950	EOG Resources, Inc.	2,534,598	0.3
59,570	Exxon Mobil Corp.	5,101,575	0.7
41,912	Marathon Petroleum Corp.	3,445,585	0.5
9,492	Occidental Petroleum Corp.	558,889	0.1
12,323	Phillips 66	1,010,363	0.1
45,860	Targa Resources Corp.	2,736,466	0.4
12,155	Valero Energy Corp.	1,291,833	0.2
		31,211,337	4.3

See Accompanying Notes to Financial Statements
19

PORTFOLIO OF INVESTMENTS
Voya Index Plus LargeCap Portfolio	as of June 30, 2022 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Financials: 11.3%
3,735	Ameriprise Financial, Inc.	$887,735	0.1
18,824	Aon PLC	5,076,456	0.7
185,325	Bank of America Corp.	5,769,167	0.8
24,382 (1)	Berkshire Hathaway, Inc. - Class B	6,656,774	0.9
4,199	Blackrock, Inc.	2,557,359	0.4
5,662	Blackstone, Inc.	516,544	0.1
27,643	Capital One Financial Corp.	2,880,124	0.4
65,617	Charles Schwab Corp.	4,145,682	0.6
103,325	Citigroup, Inc.	4,751,917	0.6
37,882	Citizens Financial Group, Inc.	1,352,009	0.2
13,021	Discover Financial Services	1,231,526	0.2
32,887	Hancock Whitney Corp.	1,457,881	0.2
50,120	Hartford Financial Services Group, Inc.	3,279,352	0.4
41,455	International Bancshares Corp.	1,661,516	0.2
26,787	JPMorgan Chase & Co.	3,016,484	0.4
55,445	Loews Corp.	3,285,671	0.4
42,827	Marsh & McLennan Cos., Inc.	6,648,892	0.9
66,667	Metlife, Inc.	4,186,021	0.6
53,788	Morgan Stanley	4,091,115	0.6
77,969	New Residential Investment Corp.	726,671	0.1
60,070	Old Republic International Corp.	1,343,165	0.2
2,622	S&P Global, Inc.	883,771	0.1
78,768	Starwood Property Trust, Inc.	1,645,463	0.2
12,537	Stifel Financial Corp.	702,323	0.1
27,089	T. Rowe Price Group, Inc.	3,077,581	0.4
26,580	Unum Group	904,252	0.1
85,330	US Bancorp	3,926,887	0.5
160,141	Wells Fargo & Co.	6,272,723	0.9
		82,935,061	11.3
	Health Care: 15.4%
27,233	Abbott Laboratories	2,958,865	0.4
7,775	AbbVie, Inc.	1,190,819	0.2
32,162	Agilent Technologies, Inc.	3,819,881	0.5
1,767 (1)	Align Technology, Inc.	418,196	0.1
5,500 (1)	Biogen, Inc.	1,121,670	0.2
105,813	Bristol-Myers Squibb Co.	8,147,601	1.1
38,014 (1)	Centene Corp.	3,216,364	0.4
15,132	Cigna Corp.	3,987,585	0.5
49,903	CVS Health Corp.	4,624,012	0.6
5,163	Danaher Corp.	1,308,924	0.2
5,244 (1)	DexCom, Inc.	390,835	0.1
38,957 (1)	Edwards Lifesciences Corp.	3,704,421	0.5
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Health Care (continued)
11,071	Elevance Health, Inc.	$5,342,643	0.7
10,813	Eli Lilly & Co.	3,505,899	0.5
11,001	Gilead Sciences, Inc.	679,972	0.1
42,346 (1)	Hologic, Inc.	2,934,578	0.4
1,530	Humana, Inc.	716,147	0.1
82,082	Johnson & Johnson	14,570,376	2.0
6,249	McKesson Corp.	2,038,486	0.3
27,285	Medtronic PLC	2,448,829	0.3
82,602	Merck & Co., Inc.	7,530,824	1.0
3,047 (1)	Moderna, Inc.	435,264	0.1
6,854 (1)	Molina Healthcare, Inc.	1,916,447	0.3
138,370	Pfizer, Inc.	7,254,739	1.0
5,823 (1)	Regeneron Pharmaceuticals, Inc.	3,442,150	0.5
17,928 (1)	Sage Therapeutics, Inc.	579,074	0.1
3,699 (1)	Seagen, Inc.	654,501	0.1
1,922 (1)	Shockwave Medical, Inc.	367,429	0.0
12,783 (1)	Tandem Diabetes Care, Inc.	756,626	0.1
12,751	Thermo Fisher Scientific, Inc.	6,927,363	0.9
20,620	UnitedHealth Group, Inc.	10,591,051	1.4
10,319 (1)	Vertex Pharmaceuticals, Inc.	2,907,791	0.4
11,793	Zoetis, Inc.	2,027,099	0.3
		112,516,461	15.4
	Industrials: 6.9%
3,773	Acuity Brands, Inc.	581,193	0.1
46,118	AECOM	3,007,816	0.4
23,991	Allegion Public Ltd.	2,348,719	0.3
22,174	AO Smith Corp.	1,212,474	0.2
7,383 (1)	Copa Holdings S.A. - Class A	467,861	0.1
28,082 (1)	Copart, Inc.	3,051,390	0.4
13,124 (1)	CoStar Group, Inc.	792,821	0.1
7,670	Crane Holdings Co.	671,585	0.1
58,639	CSX Corp.	1,704,049	0.2
2,880	Dover Corp.	349,402	0.0
47,227	Emerson Electric Co.	3,756,436	0.5
2,129	Equifax, Inc.	389,139	0.0
5,964	FedEx Corp.	1,352,098	0.2
65,978	Fortive Corp.	3,587,884	0.5
64,179	General Electric Co.	4,086,277	0.6
9,315	Insperity, Inc.	929,916	0.1
108,483 (1)	JetBlue Airways Corp.	908,003	0.1
51,117	Johnson Controls International plc	2,447,482	0.3
4,554	Manpowergroup, Inc.	347,971	0.0
11,678	Owens Corning, Inc.	867,792	0.1
10,171	Parker Hannifin Corp.	2,502,574	0.3
46,618	Pentair PLC	2,133,706	0.3
5,896	Regal Rexnord Corp.	669,314	0.1

See Accompanying Notes to Financial Statements
20

PORTFOLIO OF INVESTMENTS
Voya Index Plus LargeCap Portfolio	as of June 30, 2022 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Industrials (continued)
9,532	Rockwell Automation, Inc.	$1,899,823	0.3
4,843 (1)	Saia, Inc.	910,484	0.1
10,791	Snap-On, Inc.	2,126,151	0.3
17,432 (1)	Southwest Airlines Co.	629,644	0.1
24,888	Textron, Inc.	1,519,910	0.2
7,845 (1)	United Rentals, Inc.	1,905,629	0.3
15,501	Verisk Analytics, Inc.	2,683,068	0.4
3,366	Watts Water Technologies, Inc.	413,479	0.1
7,822	Westinghouse Air Brake Technologies Corp.	642,030	0.1
		50,896,120	6.9
	Information Technology: 27.6%
19,129	Accenture PLC	5,311,167	0.7
17,074 (1)	Adobe, Inc.	6,250,108	0.8
5,079 (1)	Advanced Micro Devices, Inc.	388,391	0.0
21,848 (1)	Akamai Technologies, Inc.	1,995,378	0.3
37,891	Amdocs Ltd.	3,156,699	0.4
314,977	Apple, Inc.	43,063,655	5.9
40,847	Applied Materials, Inc.	3,716,260	0.5
13,148 (1)	Arrow Electronics, Inc.	1,473,759	0.2
3,561 (1)	Autodesk, Inc.	612,350	0.1
16,714	Automatic Data Processing, Inc.	3,510,609	0.5
690	Broadcom, Inc.	335,209	0.0
21,131 (1)	Cadence Design Systems, Inc.	3,170,284	0.4
181,613	Cisco Systems, Inc.	7,743,978	1.1
26,442	Cognex Corp.	1,124,314	0.1
58,405	Cognizant Technology Solutions Corp.	3,941,753	0.5
3,664 (1)	Crowdstrike Holdings, Inc.	617,604	0.1
122,323 (1)	Dropbox, Inc.	2,567,560	0.3
2,132 (1)	EPAM Systems, Inc.	628,471	0.1
11,054 (1)	F5, Inc.	1,691,704	0.2
80,656	Genpact Ltd.	3,416,588	0.5
2,554 (1)	HubSpot, Inc.	767,860	0.1
129,334	Intel Corp.	4,838,385	0.7
105,842	Juniper Networks, Inc.	3,016,497	0.4
6,142 (1)	Keysight Technologies, Inc.	846,675	0.1
5,455	KLA Corp.	1,740,581	0.2
5,020	Lam Research Corp.	2,139,273	0.3
6,350	Mastercard, Inc. - Class A	2,003,298	0.3
155,638	Microsoft Corp.	39,972,508	5.5
1,598 (1)	MongoDB, Inc.	414,681	0.1
5,048	Monolithic Power Systems, Inc.	1,938,634	0.3
45,755	NetApp, Inc.	2,985,056	0.4
49,641	Nvidia Corp.	7,525,079	1.0
46,709 (1)	Palantir Technologies, Inc.	423,651	0.1
4,684 (1)	Palo Alto Networks, Inc.	2,313,615	0.3
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Information Technology (continued)
2,548 (1)	Paylocity Holding Corp.	$444,422	0.1
13,597 (1)	PayPal Holdings, Inc.	949,614	0.1
19,760 (1)	Qorvo, Inc.	1,863,763	0.2
32,917	Qualcomm, Inc.	4,204,818	0.6
15,193 (1)	Qualys, Inc.	1,916,445	0.3
30,690 (1)	Salesforce, Inc.	5,065,078	0.7
9,209 (1)	ServiceNow, Inc.	4,379,064	0.6
1,601 (1)	SolarEdge Technologies, Inc.	438,162	0.1
6,469 (1)	Synopsys, Inc.	1,964,635	0.3
13,813	Teradyne, Inc.	1,236,954	0.2
24,852	Texas Instruments, Inc.	3,818,510	0.5
13,414	Universal Display Corp.	1,356,692	0.2
32,234	Visa, Inc. - Class A	6,346,552	0.9
16,729 (1)	Workday, Inc.	2,335,034	0.3
		201,961,377	27.6
	Materials: 2.2%
5,806	Air Products & Chemicals, Inc.	1,396,227	0.2
7,063	CF Industries Holdings, Inc.	605,511	0.1
6,346	Corteva, Inc.	343,572	0.0
47,648	Freeport-McMoRan, Inc.	1,394,181	0.2
33,432 (1)	Ingevity Corp.	2,110,896	0.3
12,836	Linde PLC	3,690,735	0.5
29,562	Minerals Technologies, Inc.	1,813,333	0.3
3,179	Nucor Corp.	331,919	0.0
10,816	Packaging Corp. of America	1,487,200	0.2
74,358	WestRock Co.	2,962,423	0.4
		16,135,997	2.2
	Real Estate: 2.8%
43,815 (1)	CBRE Group, Inc.	3,225,222	0.4
17,554	Digital Realty Trust, Inc.	2,279,036	0.3
63,310	Highwoods Properties, Inc.	2,164,569	0.3
62,393	Iron Mountain, Inc.	3,037,915	0.4
39,396	Kilroy Realty Corp.	2,061,593	0.3
4,493	Lamar Advertising Co.	395,249	0.1
17,265	Mid-America Apartment Communities, Inc.	3,015,677	0.4
20,787	ProLogis, Inc.	2,445,591	0.3
5,511	SBA Communications Corp.	1,763,796	0.3
		20,388,648	2.8
	Utilities: 3.2%
31,822	Atmos Energy Corp.	3,567,246	0.5
5,568	DTE Energy Co.	705,744	0.1
46,451	Eversource Energy	3,923,716	0.5
56,675	National Fuel Gas Co.	3,743,384	0.5
39,706	NextEra Energy, Inc.	3,075,627	0.4

See Accompanying Notes to Financial Statements
21

PORTFOLIO OF INVESTMENTS
Voya Index Plus LargeCap Portfolio	as of June 30, 2022 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Utilities (continued)
23,193	PPL Corp.	$629,226	0.1
38,622	Sempra Energy	5,803,728	0.8
55,071	UGI Corp.	2,126,291	0.3
		23,574,962	3.2
	Total Common Stock (Cost $657,681,521)	721,477,827	98.5

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 1.5%
	Repurchase Agreements: 0.1%
573,541 (3)	RBC Dominion Securities Inc., Repurchase Agreement dated 06/30/22, 1.55%, due 07/01/22 (Repurchase Amount $573,565, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.875%, Market Value plus accrued interest $585,012, due 08/16/22-05/20/52) (Cost $573,541)	573,541	0.1
Shares		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Mutual Funds: 1.4%
10,338,000 (4)	Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Share Class), 1.380% (Cost $10,338,000)	$10,338,000	1.4
	Total Short-Term Investments (Cost $10,911,541)	10,911,541	1.5
	Total Investments in Securities (Cost $668,593,062)	$732,389,368	100.0
	Assets in Excess of Other Liabilities	167,354	0.0
	Net Assets	$732,556,722	100.0

†
Unless otherwise indicated, principal amount is shown in USD.

(1)
Non-income producing security.

(2)
Security, or a portion of the security, is on loan.

(3)
All or a portion of the security represents securities purchased with cash collateral received for securities on loan.

(4)
Rate shown is the 7-day yield as of June 30, 2022.

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2022 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2022
Asset Table
Investments, at fair value
Common Stock*	$721,477,827	$—	$—	$721,477,827
Short-Term Investments	10,338,000	573,541	—	10,911,541
Total Investments, at fair value	$731,815,827	$573,541	$—	$732,389,368
Other Financial Instruments+
Futures	97,052	—	—	97,052
Total Assets	$731,912,879	$573,541	$—	$732,486,420

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

*
For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

See Accompanying Notes to Financial Statements
22

PORTFOLIO OF INVESTMENTS
Voya Index Plus LargeCap Portfolio	as of June 30, 2022 (Unaudited) (continued)

At June 30, 2022, the following futures contracts were outstanding for Voya Index Plus LargeCap Portfolio:
Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long Contracts:
S&P 500® E-Mini	54	09/16/22	$10,231,650	$97,052
			$10,231,650	$97,052
A summary of derivative instruments by primary risk exposure is outlined in the following tables.
The fair value of derivative instruments as of June 30, 2022 was as follows:
Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Equity contracts	Variation margin receivable on futures contracts*	$97,052
Total Asset Derivatives		$97,052

*
The fair value presented above represents the cumulative unrealized appreciation (depreciation) on futures contracts as reported in the table within the Portfolio of Investments. In the Statement of Assets and Liabilities, only current day’s unsettled variation margin is reported in receivables or payables on futures contracts and the net cumulative unrealized appreciation (depreciation) is included in total distributable earnings (loss).

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2022 was as follows:
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$(325,310)
Total	$(325,310)
Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$(656,405)
Total	$(656,405)
At June 30, 2022, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:
Cost for federal income tax purposes was $670,158,242.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$115,311,763
Gross Unrealized Depreciation	(52,983,584)
Net Unrealized Appreciation	$62,328,179
See Accompanying Notes to Financial Statements
23

PORTFOLIO OF INVESTMENTS
Voya Index Plus MidCap Portfolio	as of June 30, 2022 (Unaudited)

Shares		Value	Percentage of Net Assets
COMMON STOCK: 99.8%
	Communication Services: 1.8%
70,243 (1)	Iridium Communications, Inc.	$2,638,327	0.6
3,623 (1)	Live Nation Entertainment, Inc.	299,187	0.1
48,618	New York Times Co.	1,356,442	0.3
2,746	Nexstar Media Group, Inc.	447,269	0.1
30,295 (1)	Pinterest, Inc.	550,157	0.1
39,181	TEGNA, Inc.	821,626	0.2
23,802 (1)	Ziff Davis, Inc.	1,773,963	0.4
		7,886,971	1.8
	Consumer Discretionary: 13.8%
34,227	ADT, Inc.	210,496	0.0
19,031	American Eagle Outfitters, Inc.	212,767	0.0
2,783 (1)	Aptiv PLC	247,882	0.1
24,743 (1)	Autonation, Inc.	2,765,278	0.6
337 (1)	Autozone, Inc.	724,253	0.2
12,932	BorgWarner, Inc.	431,541	0.1
47,614	Boyd Gaming Corp.	2,368,797	0.5
29,268	Brunswick Corp.	1,913,542	0.4
3,492 (1)	Carmax, Inc.	315,956	0.1
8,811	Carter’s, Inc.	620,999	0.1
3,183	Columbia Sportswear Co.	227,839	0.1
33,385 (1)	CROCS, Inc.	1,624,848	0.4
110,417	Dana, Inc.	1,553,567	0.3
6,894 (1)	Deckers Outdoor Corp.	1,760,383	0.4
29,004 (2)	Dick’s Sporting Goods, Inc.	2,186,032	0.5
2,126 (1)	Five Below, Inc.	241,152	0.1
8,508 (1)(2)	GameStop Corp.	1,040,528	0.2
105,788	Gentex Corp.	2,958,890	0.7
12,094	Genuine Parts Co.	1,608,502	0.4
115,959 (1)	Goodyear Tire & Rubber Co.	1,241,921	0.3
57,322	Harley-Davidson, Inc.	1,814,815	0.4
27,260	Kohl’s Corp.	972,909	0.2
15,136	Lear Corp.	1,905,471	0.4
6,055	Lennar Corp. - Class A	427,301	0.1
5,573	Lithia Motors, Inc.	1,531,516	0.3
29,947	LKQ Corp.	1,470,098	0.3
1,662 (1)	Lululemon Athletica, Inc.	453,078	0.1
75,053	Macy’s, Inc.	1,374,971	0.3
13,006	Marriott Vacations Worldwide Corp.	1,511,297	0.3
68,281 (1)	Mattel, Inc.	1,524,715	0.3
9,061	MGM Resorts International	262,316	0.1
20,135	Nordstrom, Inc.	425,453	0.1
258 (1)	NVR, Inc.	1,033,068	0.2
5,531 (1)(2)	Ollie’s Bargain Outlet Holdings, Inc.	324,946	0.1
2,785	Penske Auto Group, Inc.	291,562	0.1
12,120	PVH Corp.	689,628	0.2
33,830 (1)	Scientific Games Corp.	1,589,672	0.4
41,464	Service Corp. International	2,865,992	0.6
89,951 (1)	Taylor Morrison Home Corp.	2,101,255	0.5
22,150	Tempur Sealy International, Inc.	473,346	0.1
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Consumer Discretionary (continued)
6,039	Thor Industries, Inc.	$451,294	0.1
39,444	Toll Brothers, Inc.	1,759,202	0.4
6,180 (1)	TopBuild Corp.	1,033,049	0.2
51,035	Travel + Leisure Co.	1,981,179	0.4
139,758 (1)	Under Armour, Inc. - Class A	1,164,184	0.3
11,126 (1)	Victoria’s Secret & Co.	311,194	0.1
101,021	Wendy’s Company	1,907,276	0.4
1,449 (2)	Whirlpool Corp.	224,407	0.0
16,664	Williams-Sonoma, Inc.	1,848,871	0.4
38,777	Wyndham Hotels & Resorts, Inc.	2,548,424	0.6
34,273 (1)	YETI Holdings, Inc.	1,482,993	0.3
		62,010,655	13.8
	Consumer Staples: 4.0%
15,172	Archer-Daniels-Midland Co.	1,177,347	0.3
59,011 (1)	BellRing Brands, Inc.	1,468,784	0.3
22,399 (1)	BJ’s Wholesale Club Holdings, Inc.	1,395,906	0.3
34,784 (1)	Darling Ingredients, Inc.	2,080,083	0.5
12,184	Energizer Holdings, Inc.	345,416	0.1
125,651	Flowers Foods, Inc.	3,307,134	0.7
24,960 (1)	Herbalife Nutrition Ltd.	510,432	0.1
39,059	Nu Skin Enterprises, Inc.	1,691,255	0.4
61,278 (1)	Performance Food Group Co.	2,817,563	0.6
19,484 (1)	Post Holdings, Inc.	1,604,507	0.3
2,064	Sanderson Farms, Inc.	444,854	0.1
14,381	Tyson Foods, Inc.	1,237,629	0.3
		18,080,910	4.0
	Energy: 4.1%
32,007	Baker Hughes Co.	924,042	0.2
75,650	ChampionX Corp.	1,501,653	0.3
100,870 (1)	CNX Resources Corp.	1,660,320	0.4
1,529	Diamondback Energy, Inc.	185,238	0.0
74,816	EQT Corp.	2,573,671	0.6
91,480	Equitrans Midstream Corp.	581,813	0.1
30,111	HF Sinclair Corp.	1,359,813	0.3
15,299	Marathon Petroleum Corp.	1,257,731	0.3
16,336	Matador Resources Co.	761,094	0.2
18,217	PDC Energy, Inc.	1,122,349	0.2
75,279 (1)	Range Resources Corp.	1,863,155	0.4
73,467	Targa Resources Corp.	4,383,776	1.0
2,783	Valero Energy Corp.	295,777	0.1
		18,470,432	4.1
	Financials: 15.6%
3,239	Affiliated Managers Group, Inc.	377,667	0.1
6,762	American Financial Group, Inc.	938,633	0.2
2,908	Ameriprise Financial, Inc.	691,174	0.2
62,345	Bank OZK	2,339,808	0.5
25,929	Citizens Financial Group, Inc.	925,406	0.2
81,299	CNO Financial Group, Inc.	1,470,699	0.3
15,579	Commerce Bancshares, Inc.	1,022,761	0.2
7,887	Discover Financial Services	745,953	0.2

See Accompanying Notes to Financial Statements
24

PORTFOLIO OF INVESTMENTS
Voya Index Plus MidCap Portfolio	as of June 30, 2022 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Financials (continued)
52,944	East West Bancorp, Inc.	$3,430,771	0.8
72,476	Essent Group Ltd.	2,819,316	0.6
27,106	Evercore, Inc.	2,537,393	0.6
1,012	Everest Re Group Ltd.	283,643	0.1
44,200	First American Financial Corp.	2,339,064	0.5
218,335	FNB Corp.	2,371,118	0.5
70,218	Hancock Whitney Corp.	3,112,764	0.7
23,512	Hanover Insurance Group, Inc.	3,438,630	0.8
13,468	Hartford Financial Services Group, Inc.	881,211	0.2
40,169	International Bancshares Corp.	1,609,974	0.4
27,293	Jefferies Financial Group, Inc.	753,833	0.2
7,117 (2)	Lazard Ltd.	230,662	0.0
23,813	Loews Corp.	1,411,158	0.3
224,429	MGIC Investment Corp.	2,827,805	0.6
74,357	Navient Corp.	1,040,255	0.2
101,180	New Residential Investment Corp.	942,998	0.2
258,720 (2)	New York Community Bancorp., Inc.	2,362,114	0.5
171,389	Old Republic International Corp.	3,832,258	0.9
10,045	OneMain Holdings, Inc.	375,482	0.1
10,037	Popular, Inc.	772,146	0.2
6,303	Primerica, Inc.	754,406	0.2
34,526	Prosperity Bancshares, Inc.	2,357,090	0.5
24,600	Reinsurance Group of America, Inc.	2,885,334	0.6
50,869	Starwood Property Trust, Inc.	1,062,653	0.2
53,022	Stifel Financial Corp.	2,970,293	0.7
79,682	Synovus Financial Corp.	2,872,536	0.6
10,894	T. Rowe Price Group, Inc.	1,237,667	0.3
31,590	UMB Financial Corp.	2,719,899	0.6
87,645	Unum Group	2,981,683	0.7
41,713	Washington Federal, Inc.	1,252,224	0.3
34,005	Wintrust Financial Corp.	2,725,501	0.6
		69,703,982	15.6
	Health Care: 10.7%
12,303	Agilent Technologies, Inc.	1,461,227	0.3
7,757 (1)	Amedisys, Inc.	815,416	0.2
11,579	Bruker Corp.	726,698	0.2
21,297 (1)	Envista Holdings Corp.	820,786	0.2
111,861 (1)	Exelixis, Inc.	2,328,946	0.5
31,727 (1)(2)	Figs, Inc.	289,033	0.1
37,809 (1)	Globus Medical, Inc.	2,122,597	0.5
42,104 (1)	Halozyme Therapeutics, Inc.	1,852,576	0.4
20,120 (1)	Hologic, Inc.	1,394,316	0.3
11,798 (1)	Inari Medical, Inc.	802,146	0.2
1,128 (1)	IQVIA Holdings, Inc.	244,765	0.0
20,269 (1)	Jazz Pharmaceuticals PLC	3,162,167	0.7
5,570	Laboratory Corp. of America Holdings	1,305,385	0.3
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Health Care (continued)
12,723 (1)	LivaNova PLC	$794,806	0.2
10,277 (1)	Masimo Corp.	1,342,896	0.3
7,252	McKesson Corp.	2,365,675	0.5
11,684 (1)	Medpace Holdings, Inc.	1,748,744	0.4
334 (1)	Mettler Toledo International, Inc.	383,689	0.1
7,224 (1)	Molina Healthcare, Inc.	2,019,903	0.4
8,494 (1)	Natera, Inc.	301,027	0.1
29,266 (1)	Neurocrine Biosciences, Inc.	2,852,850	0.6
20,021 (1)	NuVasive, Inc.	984,232	0.2
46,107 (1)	Option Care Health, Inc.	1,281,314	0.3
19,708	Patterson Cos., Inc.	597,152	0.1
6,051	Perrigo Co. PLC	245,489	0.0
30,424 (1)	Progyny, Inc.	883,817	0.2
2,463	Quest Diagnostics, Inc.	327,530	0.1
11,991 (1)	QuidelOrtho Corp.	1,165,285	0.3
1,813 (1)	Repligen Corp.	294,431	0.1
23,427 (1)	Sage Therapeutics, Inc.	756,692	0.2
4,631 (1)	Seagen, Inc.	819,409	0.2
11,662 (1)	Shockwave Medical, Inc.	2,229,425	0.5
21,563 (1)	Staar Surgical Co.	1,529,464	0.3
19,667 (1)	Syneos Health, Inc.	1,409,731	0.3
34,133 (1)	Tandem Diabetes Care, Inc.	2,020,332	0.4
22,699 (1)	Tenet Healthcare Corp.	1,193,060	0.3
9,427 (1)	United Therapeutics Corp.	2,221,378	0.5
4,409 (1)	Veeva Systems, Inc.	873,158	0.2
		47,967,547	10.7
	Industrials: 17.2%
18,194	Acuity Brands, Inc.	2,802,604	0.6
64,024	AECOM	4,175,645	0.9
13,913	AGCO Corp.	1,373,213	0.3
13,146	Allegion Public Ltd.	1,286,993	0.3
15,633	AO Smith Corp.	854,812	0.2
19,381 (1)	ASGN, Inc.	1,749,135	0.4
9,515 (1)	Avis Budget Group, Inc.	1,399,466	0.3
53,856 (1)	Builders FirstSource, Inc.	2,892,067	0.6
1,452 (1)	CACI International, Inc.	409,145	0.1
4,039	Carlisle Cos., Inc.	963,746	0.2
2,466 (1)	Chart Industries, Inc.	412,759	0.1
18,382 (1)	Clean Harbors, Inc.	1,611,550	0.4
3,861 (1)	Copa Holdings S.A. - Class A	244,672	0.1
11,448 (1)	Copart, Inc.	1,243,940	0.3
6,779 (1)	CoStar Group, Inc.	409,519	0.1
34,826	Crane Holdings Co.	3,049,365	0.7
9,934	Curtiss-Wright Corp.	1,311,884	0.3
16,205 (1)	Dun & Bradstreet Holdings, Inc.	243,561	0.1
7,226 (1)	Dycom Industries, Inc.	672,307	0.2
6,772	EnerSys	399,277	0.1
81,642	Flowserve Corp.	2,337,410	0.5
30,943 (1)	Fluor Corp.	753,153	0.2
25,823	Fortive Corp.	1,404,255	0.3

See Accompanying Notes to Financial Statements
25

PORTFOLIO OF INVESTMENTS
Voya Index Plus MidCap Portfolio	as of June 30, 2022 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Industrials (continued)
7,201 (1)	FTI Consulting, Inc.	$1,302,301	0.3
5,809	Graco, Inc.	345,113	0.1
10,426 (1)	GXO Logistics, Inc.	451,133	0.1
15,121 (1)	Hayward Holdings, Inc.	217,591	0.0
22,010	Hexcel Corp.	1,151,343	0.3
8,520	Hubbell, Inc.	1,521,502	0.3
19,433 (1)	IAA, Inc.	636,819	0.1
24,580	Insperity, Inc.	2,453,821	0.5
197,118 (1)	JetBlue Airways Corp.	1,649,878	0.4
7,857	KBR, Inc.	380,200	0.1
36,457	Knight-Swift Transportation Holdings, Inc.	1,687,595	0.4
1,229	Lennox International, Inc.	253,899	0.1
26,732	Manpowergroup, Inc.	2,042,592	0.5
26,977 (1)	Mastec, Inc.	1,933,172	0.4
5,733 (1)	Middleby Corp.	718,689	0.2
76,847	nVent Electric PLC	2,407,617	0.5
44,064	Owens Corning, Inc.	3,274,396	0.7
2,813	Parker Hannifin Corp.	692,139	0.2
25,297	Pentair PLC	1,157,844	0.3
27,360	Regal Rexnord Corp.	3,105,907	0.7
2,602	Rockwell Automation, Inc.	518,605	0.1
32,245	Ryder System, Inc.	2,291,330	0.5
12,408 (1)	Saia, Inc.	2,332,704	0.5
5,120	Sensata Technologies Holding PLC	211,507	0.0
5,239	Snap-On, Inc.	1,032,240	0.2
46,601	Terex Corp.	1,275,469	0.3
3,475	Tetra Tech, Inc.	474,511	0.1
33,712	Timken Co.	1,788,422	0.4
2,860	Toro Co.	216,759	0.0
11,875 (1)	Trex Co., Inc.	646,237	0.1
3,844 (1)	United Rentals, Inc.	933,746	0.2
16,710 (1)	Univar Solutions, Inc.	415,578	0.1
2,624	Verisk Analytics, Inc.	454,188	0.1
2,330	Watsco, Inc.	556,451	0.1
15,662	Watts Water Technologies, Inc.	1,923,920	0.4
3,375	Westinghouse Air Brake Technologies Corp.	277,020	0.1
24,319	Woodward, Inc.	2,249,264	0.5
		76,981,980	17.2
	Information Technology: 12.9%
48,051 (1)	ACI Worldwide, Inc.	1,244,040	0.3
11,922 (1)	Akamai Technologies, Inc.	1,088,836	0.2
15,124	Amdocs Ltd.	1,259,981	0.3
37,106 (1)	Arrow Electronics, Inc.	4,159,212	0.9
3,986 (1)	Aspen Technology, Inc.	732,149	0.2
73,733	Avnet, Inc.	3,161,671	0.7
4,919 (1)	Cadence Design Systems, Inc.	737,998	0.2
28,138 (1)	Calix, Inc.	960,631	0.2
50,460 (1)	Ciena Corp.	2,306,022	0.5
69,318	Cognex Corp.	2,947,401	0.7
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Information Technology (continued)
30,556 (1)	Commvault Systems, Inc.	$1,921,972	0.4
7,352	Concentrix Corp.	997,225	0.2
2,099 (1)	Crowdstrike Holdings, Inc.	353,808	0.1
60,368 (1)	Dropbox, Inc.	1,267,124	0.3
7,543 (1)	Envestnet, Inc.	398,044	0.1
1,096 (1)	EPAM Systems, Inc.	323,079	0.1
2,710 (1)	Euronet Worldwide, Inc.	272,599	0.1
5,475 (1)	F5, Inc.	837,894	0.2
1,474 (1)	Fair Isaac Corp.	590,927	0.1
87,956	Genpact Ltd.	3,725,816	0.8
2,002 (1)	HubSpot, Inc.	601,901	0.1
27,597 (1)(2)	II-VI, Inc.	1,406,067	0.3
46,160	Juniper Networks, Inc.	1,315,560	0.3
55,798 (1)	Lattice Semiconductor Corp.	2,706,203	0.6
6,338 (1)	Lumentum Holdings, Inc.	503,364	0.1
12,062	MKS Instruments, Inc.	1,237,923	0.3
1,329 (1)	MongoDB, Inc.	344,876	0.1
2,454	Monolithic Power Systems, Inc.	942,434	0.2
48,993	National Instruments Corp.	1,530,051	0.3
14,068	NetApp, Inc.	917,796	0.2
35,206 (1)	Palantir Technologies, Inc.	319,318	0.1
2,778 (1)	Palo Alto Networks, Inc.	1,372,165	0.3
15,795 (1)	Paylocity Holding Corp.	2,754,964	0.6
13,461	Power Integrations, Inc.	1,009,710	0.2
9,090 (1)	Pure Storage, Inc. - Class A	233,704	0.1
9,163 (1)	Qorvo, Inc.	864,254	0.2
19,877 (1)	Qualys, Inc.	2,507,285	0.6
37,692 (1)	Semtech Corp.	2,071,929	0.5
1,269 (1)	SiTime Corp.	206,885	0.0
1,770 (1)	SolarEdge Technologies, Inc.	484,414	0.1
12,963 (1)(2)	Synaptics, Inc.	1,530,282	0.3
8,957 (1)	Teradata Corp.	331,499	0.1
9,582	Teradyne, Inc.	858,068	0.2
22,517	Universal Display Corp.	2,277,369	0.5
		57,614,450	12.9
	Materials: 6.9%
39,078	Alcoa Corp.	1,781,175	0.4
5,205	Aptargroup, Inc.	537,208	0.1
22,489	Ashland Global Holdings, Inc.	2,317,491	0.5
37,126	Avient Corp.	1,488,010	0.3
3,999	CF Industries Holdings, Inc.	342,834	0.1
8,100	Chemours Co.	259,362	0.1
55,650 (1)	Cleveland-Cliffs, Inc.	855,340	0.2
8,932	Commercial Metals Co.	295,649	0.1
16,425	Eagle Materials, Inc.	1,805,765	0.4
43,842	Element Solutions, Inc.	780,388	0.2
22,176	Greif, Inc. - Class A	1,383,339	0.3
35,147 (1)	Ingevity Corp.	2,219,182	0.5
27,105	Louisiana-Pacific Corp.	1,420,573	0.3
20,562	Minerals Technologies, Inc.	1,261,273	0.3
13,870	Olin Corp.	641,904	0.1
7,974	Packaging Corp. of America	1,096,425	0.2

See Accompanying Notes to Financial Statements
26

PORTFOLIO OF INVESTMENTS
Voya Index Plus MidCap Portfolio	as of June 30, 2022 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Materials (continued)
18,937	Reliance Steel & Aluminum Co.	$3,216,639	0.7
27,706	Royal Gold, Inc.	2,958,447	0.7
4,421	RPM International, Inc.	348,021	0.1
4,492	Sealed Air Corp.	259,278	0.1
35,516	Steel Dynamics, Inc.	2,349,383	0.5
80,321	United States Steel Corp.	1,438,549	0.3
8,412	Valvoline, Inc.	242,518	0.1
37,525	WestRock Co.	1,494,996	0.3
		30,793,749	6.9
	Real Estate: 9.2%
132,771	Brixmor Property Group, Inc.	2,683,302	0.6
16,574 (1)	CBRE Group, Inc.	1,220,012	0.3
12,390	Corporate Office Properties Trust SBI MD	324,494	0.1
53,447	Cousins Properties, Inc.	1,562,256	0.3
93,496	Douglas Emmett, Inc.	2,092,441	0.5
21,464	First Industrial Realty Trust, Inc.	1,019,111	0.2
15,505	Healthcare Realty Trust, Inc.	421,736	0.1
84,023	Highwoods Properties, Inc.	2,872,746	0.6
29,402	Iron Mountain, Inc.	1,431,583	0.3
18,055 (1)	Jones Lang LaSalle, Inc.	3,157,097	0.7
61,694	Kilroy Realty Corp.	3,228,447	0.7
40,500	Lamar Advertising Co.	3,562,785	0.8
31,667	Life Storage, Inc.	3,535,937	0.8
14,991	Medical Properties Trust, Inc.	228,913	0.1
7,178	Mid-America Apartment Communities, Inc.	1,253,781	0.3
87,080	National Retail Properties, Inc.	3,744,440	0.8
35,362	National Storage Affiliates Trust	1,770,575	0.4
64,489	Physicians Realty Trust	1,125,333	0.3
4,372	Rexford Industrial Realty, Inc.	251,784	0.1
1,958	SBA Communications Corp.	626,658	0.1
47,563	SL Green Realty Corp.	2,195,033	0.5
75,895	Spirit Realty Capital, Inc.	2,867,313	0.6
		41,175,777	9.2
	Utilities: 3.6%
4,568	ALLETE, Inc.	268,507	0.1
13,047	Atmos Energy Corp.	1,462,569	0.3
3,985	Black Hills Corp.	289,988	0.1
2,323	DTE Energy Co.	294,440	0.1
6,469	Essential Utilities, Inc.	296,604	0.1
11,147	Eversource Energy	941,587	0.2
56,157	National Fuel Gas Co.	3,709,170	0.8
22,407	New Jersey Resources Corp.	997,784	0.2
15,705	ONE Gas, Inc.	1,275,089	0.3
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Utilities (continued)
9,702	PPL Corp.	$263,215	0.0
23,691	Southwest Gas Holdings, Inc.	2,063,012	0.5
98,671	UGI Corp.	3,809,687	0.8
28,549	Vistra Corp.	652,345	0.1
		16,323,997	3.6
	Total Common Stock (Cost $461,174,421)	447,010,450	99.8

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 1.9%
	Repurchase Agreements: 1.7%
1,805,463 (3)	Bank of America Inc., Repurchase Agreement dated 06/30/22, 1.55%, due 07/01/22 (Repurchase Amount $1,805,540, collateralized by various U.S. Government Agency Obligations, 1.000%-8.500%, Market Value plus accrued interest $1,841,572, due 01/20/24-06/20/52)	1,805,463	0.4
404,872 (3)	Citigroup, Inc., Repurchase Agreement dated 06/30/22, 1.50%, due 07/01/22 (Repurchase Amount $404,889, collateralized by various U.S. Government Securities, 1.875%-3.250%, Market Value plus accrued interest $412,969, due 06/30/24-05/15/52)	404,872	0.1
1,805,463 (3)	Daiwa Capital Markets, Repurchase Agreement dated 06/30/22, 1.55%, due 07/01/22 (Repurchase Amount $1,805,540, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.500%, Market Value plus accrued interest $1,841,572, due 07/31/22-07/01/52)	1,805,463	0.4

See Accompanying Notes to Financial Statements
27

PORTFOLIO OF INVESTMENTS
Voya Index Plus MidCap Portfolio	as of June 30, 2022 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements (continued)
1,805,463 (3)	MUFG Securities America Inc., Repurchase Agreement dated 06/30/22, 1.55%, due 07/01/22 (Repurchase Amount $1,805,540, collateralized by various U.S. Government Agency Obligations, 3.000%-5.000%, Market Value plus accrued interest $1,841,572, due 11/01/26-07/01/52)	$1,805,463	0.4
1,805,463 (3)	RBC Dominion Securities Inc., Repurchase Agreement dated 06/30/22, 1.55%, due 07/01/22 (Repurchase Amount $1,805,540, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.875%, Market Value plus accrued interest $1,841,572, due 08/16/22-05/20/52)	1,805,463	0.4
	Total Repurchase Agreements (Cost $7,626,724)	7,626,724	1.7

Shares		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Mutual Funds: 0.2%
823,000 (3)(4)	Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Share Class), 1.380% (Cost $823,000)	$823,000	0.2
	Total Short-Term Investments (Cost $8,449,724)	8,449,724	1.9
	Total Investments in Securities (Cost $469,624,145)	$455,460,174	101.7
	Liabilities in Excess of Other Assets	(7,749,484)	(1.7)
	Net Assets	$447,710,690	100.0

†
Unless otherwise indicated, principal amount is shown in USD.

(1)
Non-income producing security.

(2)
Security, or a portion of the security, is on loan.

(3)
All or a portion of the security represents securities purchased with cash collateral received for securities on loan.

(4)
Rate shown is the 7-day yield as of June 30, 2022.

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2022 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2022
Asset Table
Investments, at fair value
Common Stock*	$447,010,450	$—	$—	$447,010,450
Short-Term Investments	823,000	7,626,724	—	8,449,724
Total Investments, at fair value	$447,833,450	$7,626,724	$—	$455,460,174
Liabilities Table
Other Financial Instruments+
Futures	$(4,594)	$—	$—	$(4,594)
Total Liabilities	$(4,594)	$—	$—	$(4,594)

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

See Accompanying Notes to Financial Statements
28

PORTFOLIO OF INVESTMENTS
Voya Index Plus MidCap Portfolio	as of June 30, 2022 (Unaudited) (continued)

*
For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At June 30, 2022, the following futures contracts were outstanding for Voya Index Plus MidCap Portfolio:
Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long Contracts:
S&P Mid 400 E-Mini	2	09/16/22	$453,600	$(4,594)
			$453,600	$(4,594)
A summary of derivative instruments by primary risk exposure is outlined in the following tables.
The fair value of derivative instruments as of June 30, 2022 was as follows:
Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Liability Derivatives
Equity contracts	Variation margin payable on futures contracts*	$4,594
Total Liability Derivatives		$4,594

*
The fair value presented above represents the cumulative unrealized appreciation (depreciation) on futures contracts as reported in the table within the Portfolio of Investments. In the Statement of Assets and Liabilities, only current day’s unsettled variation margin is reported in receivables or payables on futures contracts and the net cumulative unrealized appreciation (depreciation) is included in total distributable earnings (loss).

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2022 was as follows:
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$(561,108)
Total	$(561,108)
Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$(184,569)
Total	$(184,569)
At June 30, 2022, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:
Cost for federal income tax purposes was $470,358,104.
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation	$38,013,868
Gross Unrealized Depreciation	(52,916,393)
Net Unrealized Depreciation	$(14,902,525)
See Accompanying Notes to Financial Statements
29

PORTFOLIO OF INVESTMENTS
Voya Index Plus SmallCap Portfolio	as of June 30, 2022 (Unaudited)

Shares		Value	Percentage of Net Assets
COMMON STOCK: 98.5%
	Communication Services: 2.5%
16,751 (1)	AMC Networks, Inc.	$487,789	0.2
9,537	ATN International, Inc.	447,381	0.2
15,957	Cogent Communications Holdings, Inc.	969,547	0.4
55,594	Entravision Communications Corp.	253,509	0.1
127,327 (1)	Gannett Co., Inc.	369,248	0.2
12,952 (1)	Iridium Communications, Inc.	486,477	0.2
9,306 (1)	Ooma, Inc.	110,183	0.1
6,208 (1)	PubMatic, Inc.	98,645	0.0
39,268 (1)	QuinStreet, Inc.	395,036	0.2
23,661	Scholastic Corp.	851,086	0.4
3,495 (1)	TechTarget, Inc.	229,692	0.1
22,197 (1)	Yelp, Inc.	616,411	0.3
6,928 (1)	ZipRecruiter, Inc.	102,673	0.1
		5,417,677	2.5
	Consumer Discretionary: 11.9%
14,452 (1)	Abercrombie & Fitch Co. - Class A	244,528	0.1
34,174	Academy Sports & Outdoors, Inc.	1,214,544	0.6
17,409 (1)	Accel Entertainment, Inc.	184,884	0.1
57,903 (1)	American Axle & Manufacturing Holdings, Inc.	436,010	0.2
7,225 (1)	Asbury Automotive Group, Inc.	1,223,482	0.6
2,492 (1)	Autonation, Inc.	278,506	0.1
21,880 (1)	Beazer Homes USA, Inc.	264,092	0.1
10,330 (2)	Big 5 Sporting Goods Corp.	115,799	0.0
12,305 (2)	Big Lots, Inc.	258,036	0.1
29,699	Bloomin Brands, Inc.	493,597	0.2
10,330 (1)	Boot Barn Holdings, Inc.	711,840	0.3
2,115	Boyd Gaming Corp.	105,221	0.0
8,149 (1)	Brinker International, Inc.	179,522	0.1
22,187	Buckle, Inc.	614,358	0.3
660 (1)	Cavco Industries, Inc.	129,353	0.1
23,563 (1)	Century Casinos, Inc.	169,654	0.1
2,410	Century Communities, Inc.	108,378	0.0
18,727	Cheesecake Factory	494,767	0.2
31,672 (1)	Chico’s FAS, Inc.	157,410	0.1
10,286 (1)	Chuy’s Holdings, Inc.	204,897	0.1
22,664 (1)(2)	Conn’s, Inc.	181,765	0.1
2,568 (1)	CROCS, Inc.	124,985	0.1
13,975	Dana, Inc.	196,628	0.1
11,846 (1)	Dave & Buster’s Entertainment, Inc.	388,312	0.2
1,895 (2)	Dick’s Sporting Goods, Inc.	142,826	0.1
11,467	Dine Brands Global, Inc.	746,272	0.3
5,584 (1)	Dorman Products, Inc.	612,621	0.3
17,942 (1)	Duluth Holdings, Inc.	171,167	0.1
24,920 (1)	El Pollo Loco Holdings, Inc.	245,213	0.1
9,463 (1)	Genesco, Inc.	472,298	0.2
11,728 (1)	Gentherm, Inc.	731,944	0.3
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Consumer Discretionary (continued)
30,777 (1)	G-III Apparel Group Ltd.	$622,619	0.3
14,426 (1)	Golden Entertainment, Inc.	570,548	0.3
6,548	Group 1 Automotive, Inc.	1,111,850	0.5
5,853	Guess?, Inc.	99,794	0.0
4,337	Harley-Davidson, Inc.	137,309	0.1
3,193	Hibbett, Inc.	139,566	0.1
11,464	Installed Building Products, Inc.	953,346	0.4
11,841	International Game Technology PLC	219,769	0.1
3,576	Jack in the Box, Inc.	200,471	0.1
989	LCI Industries	110,649	0.0
16,268 (1)	Liquidity Services, Inc.	218,642	0.1
13,936 (1)	M/I Homes, Inc.	552,702	0.3
18,426 (1)	MarineMax, Inc.	665,547	0.3
6,974 (1)	Meritage Homes Corp.	505,615	0.2
9,944 (1)	Modine Manufacturing Co.	104,710	0.0
4,697	Movado Group, Inc.	145,278	0.1
6,594	Oxford Industries, Inc.	585,152	0.3
7,365	Patrick Industries, Inc.	381,802	0.2
24,391 (1)	Playa Hotels & Resorts NV	167,566	0.1
27,867 (1)	PlayAGS, Inc.	143,794	0.1
8,343	Red Rock Resorts, Inc.	278,322	0.1
6,179	Ruth’s Hospitality Group, Inc.	100,471	0.0
20,830	Shoe Carnival, Inc.	450,136	0.2
16,058	Shutterstock, Inc.	920,284	0.4
2,090	Signet Jewelers Ltd.	111,731	0.0
3,089 (1)	Sleep Number Corp.	95,605	0.0
5,516	Sonic Automotive, Inc.	202,051	0.1
19,134 (1)	Sonos, Inc.	345,177	0.2
12,400	Standard Motor Products, Inc.	557,876	0.3
8,033 (1)	Taylor Morrison Home Corp.	187,651	0.1
59,135 (1)	Tri Pointe Homes, Inc.	997,607	0.5
24,940 (1)	Tupperware Brands Corp.	158,120	0.1
27,784 (1)	Vista Outdoor, Inc.	775,174	0.4
16,921	Winnebago Industries	821,684	0.4
5,226	Wolverine World Wide, Inc.	105,356	0.0
20,419 (1)	Zumiez, Inc.	530,894	0.2
		25,877,777	11.9
	Consumer Staples: 5.3%
5,650 (1)	BellRing Brands, Inc.	140,628	0.1
2,903 (1)	Celsius Holdings, Inc.	189,450	0.1
11,148 (1)	Central Garden & Pet Co. - CENT	472,898	0.2
2,353	Coca-Cola Consolidated, Inc.	1,326,857	0.6
12,858	Edgewell Personal Care Co.	443,858	0.2
4,590	Fresh Del Monte Produce, Inc.	135,543	0.1
5,364 (1)	Herbalife Nutrition Ltd.	109,694	0.0
77,604 (1)	Hostess Brands, Inc.	1,645,981	0.8
6,240	Ingles Markets, Inc.	541,320	0.2
1,752	Inter Parfums, Inc.	128,001	0.1

See Accompanying Notes to Financial Statements
30

PORTFOLIO OF INVESTMENTS
Voya Index Plus SmallCap Portfolio	as of June 30, 2022 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Consumer Staples (continued)
5,821	Medifast, Inc.	$1,050,749	0.5
15,638 (1)	Natures Sunshine Prods, Inc.	166,857	0.1
3,542	Nu Skin Enterprises, Inc.	153,369	0.1
4,976 (1)	Seneca Foods Corp.	276,367	0.1
22,907 (1)	Simply Good Foods Co/The	865,197	0.4
28,036	SpartanNash Co.	845,846	0.4
10,091 (1)	TreeHouse Foods, Inc.	422,006	0.2
11,800	Turning Point Brands, Inc.	320,134	0.1
13,077 (1)	United Natural Foods, Inc.	515,234	0.2
6,443 (1)	USANA Health Sciences, Inc.	466,215	0.2
90,233	Vector Group Ltd.	947,447	0.4
12,863 (1)	Vital Farms, Inc.	112,551	0.1
41,979 (1)	Whole Earth Brands, Inc.	260,270	0.1
		11,536,472	5.3
	Energy: 5.4%
4,855 (1)	Antero Resources Corp.	148,806	0.1
112,682	Archrock, Inc.	931,880	0.4
14,855 (1)	Bristow Group, Inc.	347,607	0.2
20,446	Civitas Resources, Inc.	1,069,121	0.5
13,548 (1)	CONSOL Energy, Inc.	669,000	0.3
8,368 (1)	Delek US Holdings, Inc.	216,229	0.1
7,235 (1)	Green Plains, Inc.	196,575	0.1
41,282 (1)	Helix Energy Solutions Group, Inc.	127,974	0.1
5,711	Helmerich & Payne, Inc.	245,916	0.1
1,921 (1)	Laredo Petroleum, Inc.	132,434	0.1
2,161 (1)	Nabors Industries Ltd.	289,358	0.1
66,804 (1)	Oceaneering International, Inc.	713,467	0.3
40,299	Patterson-UTI Energy, Inc.	635,112	0.3
29,827 (1)	PBF Energy, Inc.	865,580	0.4
17,572	Plains GP Holdings L.P.	181,343	0.1
74,534 (1)	ProPetro Holding Corp.	745,340	0.3
13,220 (1)	Ranger Oil Corp.	434,541	0.2
8,044 (1)	SandRidge Energy, Inc.	126,050	0.1
41,300	SM Energy Co.	1,412,047	0.6
214,885 (1)	Southwestern Energy Co.	1,343,031	0.6
30,295 (1)	W&T Offshore, Inc.	130,874	0.1
37,066	World Fuel Services Corp.	758,370	0.3
		11,720,655	5.4
	Financials: 18.7%
15,105	Amalgamated Financial Corp.	298,777	0.1
29,377	American Equity Investment Life Holding Co.	1,074,317	0.5
26,020	Apollo Commercial Real Estate Finance, Inc.	271,649	0.1
9,727	Artisan Partners Asset Management, Inc.	345,989	0.2
2,853	Assured Guaranty Ltd.	159,169	0.1
36,990	Banc of California, Inc.	651,764	0.3
24,596 (1)	Bancorp, Inc.	480,114	0.2
9,033	Banner Corp.	507,745	0.2
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Financials (continued)
41,209	Berkshire Hills Bancorp, Inc.	$1,020,747	0.5
18,639	Brightsphere Investment Group, Inc.	335,688	0.2
52,689	BrightSpire Capital, Inc.	397,802	0.2
77,173	Brookline Bancorp, Inc.	1,027,173	0.5
14,635 (1)	Carter Bankshares, Inc.	193,182	0.1
41,259	Central Pacific Financial Corp.	885,006	0.4
15,331	Chimera Investment Corp.	135,219	0.1
13,128	Civista Bancshares, Inc.	279,101	0.1
1,645	Cohen & Steers, Inc.	104,606	0.0
46,373	Columbia Banking System, Inc.	1,328,586	0.6
1,795	Community Bank System, Inc.	113,588	0.0
4,561	CVB Financial Corp.	113,158	0.0
16,105	Eagle Bancorp, Inc.	763,538	0.3
33,553	Eastern Bankshares, Inc.	619,388	0.3
5,926	Enact Holdings, Inc.	127,290	0.1
21,493 (1)	Encore Capital Group, Inc.	1,241,651	0.6
20,837 (1)	Enova International, Inc.	600,522	0.3
4,903	Enterprise Financial Services Corp.	203,475	0.1
94,460 (1)	Ezcorp, Inc.	709,395	0.3
5,755	Financial Institutions, Inc.	149,745	0.1
106,586	First BanCorp. Puerto Rico	1,376,025	0.6
3,137	First BanCorp. Southern Pines NC	109,481	0.0
11,887	First Financial Bancorp.	230,608	0.1
8,161	First Financial Corp.	363,165	0.2
23,820	First Foundation, Inc.	487,834	0.2
20,449	First of Long Island Corp.	358,471	0.2
6,396	Flushing Financial Corp.	135,979	0.1
250,190 (1)	Genworth Financial, Inc.	883,171	0.4
68,440	Granite Point Mortgage Trust, Inc.	654,971	0.3
28,281	Greenhill & Co., Inc.	260,751	0.1
11,625	Hancock Whitney Corp.	515,336	0.2
38,498	Hanmi Financial Corp.	863,895	0.4
10,317	Heartland Financial USA, Inc.	428,568	0.2
52,616	Heritage Insurance Holdings, Inc.	138,906	0.1
1,605	Independent Bank Corp.	127,485	0.1
14,265	International Bancshares Corp.	571,741	0.3
1,371	Investors Title Co.	215,096	0.1
57,739	KKR Real Estate Finance Trust, Inc.	1,007,546	0.5
40,320	Ladder Capital Corp.	424,973	0.2
28,799	Lakeland Bancorp, Inc.	421,041	0.2
7,762	Meta Financial Group, Inc.	300,157	0.1
10,166	MFA Financial, Inc.	109,285	0.0
10,304	MGIC Investment Corp.	129,830	0.1
36,329 (1)	Mr Cooper Group, Inc.	1,334,727	0.6

See Accompanying Notes to Financial Statements
31

PORTFOLIO OF INVESTMENTS
Voya Index Plus SmallCap Portfolio	as of June 30, 2022 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Financials (continued)
33,583	NBT Bancorp., Inc.	$1,262,385	0.6
30,802	New Residential Investment Corp.	287,075	0.1
42,034	OFG Bancorp	1,067,664	0.5
17,611	Old Republic International Corp.	393,782	0.2
10,948 (1)	Oportun Financial Corp.	90,540	0.0
16,066	Peapack-Gladstone Financial Corp.	477,160	0.2
2,217	Peoples Financial Services Corp.	123,797	0.1
5,685	Piper Sandler Cos	644,452	0.3
2,746	Popular, Inc.	211,250	0.1
6,995	ProAssurance Corp.	165,292	0.1
48,101	Provident Financial Services, Inc.	1,070,728	0.5
24,415 (2)	Ready Capital Corp.	291,027	0.1
2,738	Red River Bancshares, Inc.	148,071	0.1
95,540	Redwood Trust, Inc.	736,613	0.3
5,030	Regional Management Corp.	187,971	0.1
11,502	S&T Bancorp, Inc.	315,500	0.1
3,455	Seacoast Banking Corp. of Florida	114,153	0.0
1,689	ServisFirst Bancshares, Inc.	133,296	0.1
24,191	Southside Bancshares, Inc.	905,227	0.4
18,108	Starwood Property Trust, Inc.	378,276	0.2
17,421	Stewart Information Services Corp.	866,695	0.4
17,936	TrustCo Bank Corp. NY	553,146	0.2
2,364	UMB Financial Corp.	203,540	0.1
55,255	United Community Banks, Inc./GA	1,668,148	0.8
27,021	United Fire Group, Inc.	924,929	0.4
42,294	Universal Insurance Holdings, Inc.	551,091	0.2
11,016	Unum Group	374,764	0.2
4,447	Virtus Investment Partners, Inc.	760,526	0.3
7,090	Westamerica Bancorp.	394,629	0.2
		40,889,153	18.7
	Health Care: 12.3%
13,106 (1)	Acadia Pharmaceuticals, Inc.	184,664	0.1
91,715 (1)(2)	Accuray, Inc.	179,761	0.1
7,648 (1)	Addus HomeCare Corp.	636,925	0.3
296,313 (1)	Akebia Therapeutics, Inc.	104,628	0.0
29,626 (1)	Allscripts Healthcare Solutions, Inc.	439,354	0.2
16,463 (1)	AMN Healthcare Services, Inc.	1,806,156	0.8
4,785 (1)	Amphastar Pharmaceuticals, Inc.	166,470	0.1
2,762 (1)	Apellis Pharmaceuticals, Inc.	124,898	0.1
3,635 (1)	Apollo Medical Holdings, Inc.	140,275	0.1
5,498 (1)	Arcus Biosciences, Inc.	139,319	0.1
19,314 (1)	Avanos Medical, Inc.	528,045	0.2
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Health Care (continued)
17,902 (1)	AxoGen, Inc.	$146,617	0.1
4,252 (1)	Axonics, Inc.	240,961	0.1
30,228 (1)	Bluebird Bio, Inc.	125,144	0.1
5,110 (1)	Blueprint Medicines Corp.	258,106	0.1
23,008 (1)	Cara Therapeutics, Inc.	210,063	0.1
50,933 (1)	Coherus Biosciences, Inc.	368,755	0.2
24,055 (1)	Computer Programs & Systems, Inc.	769,038	0.3
10,930	Conmed Corp.	1,046,657	0.5
26,124 (1)	Covetrus, Inc.	542,073	0.2
27,508 (1)	Cross Country Healthcare, Inc.	572,992	0.3
11,164 (1)(2)	Cutera, Inc.	418,650	0.2
5,931 (1)	Cytokinetics, Inc.	233,029	0.1
8,025 (1)	Enanta Pharmaceuticals, Inc.	379,342	0.2
2,989	Ensign Group, Inc.	219,602	0.1
104,984 (1)	Frequency Therapeutics, Inc.	157,476	0.1
9,633 (1)	Fulgent Genetics, Inc.	525,287	0.2
2,841 (1)	Glaukos Corp.	129,038	0.1
5,197 (1)	Harmony Biosciences Holdings, Inc.	253,458	0.1
8,933 (1)	Integer Holdings Corp.	631,206	0.3
22,136 (1)	Joint Corp./The	338,902	0.2
35,871 (1)	Jounce Therapeutics, Inc.	108,689	0.0
10,369 (1)	Lantheus Holdings, Inc.	684,665	0.3
72,990 (1)	MacroGenics, Inc.	215,320	0.1
4,947 (1)	Meridian Bioscience, Inc.	150,488	0.1
21,190 (1)	Merit Medical Systems, Inc.	1,149,981	0.5
33,750 (1)	Myriad Genetics, Inc.	613,237	0.3
8,113 (1)	Natus Medical, Inc.	265,863	0.1
78,915 (1)	Nektar Therapeutics	299,877	0.1
46,949 (1)	NeoGenomics, Inc.	382,634	0.2
44,302 (1)	NextGen Healthcare, Inc.	772,627	0.4
14,124 (1)	Omnicell, Inc.	1,606,605	0.7
27,319 (1)	Orthofix Medical, Inc.	643,089	0.3
26,724	Owens & Minor, Inc.	840,470	0.4
28,081 (1)	Prestige Consumer Healthcare, Inc.	1,651,163	0.8
92,237 (1)	Puma Biotechnology, Inc.	262,875	0.1
7,217 (1)	Quanterix Corp.	116,843	0.1
9,109 (1)	REGENXBIO, Inc.	224,992	0.1
7,675 (1)	Sage Therapeutics, Inc.	247,903	0.1
776 (1)	Shockwave Medical, Inc.	148,348	0.1
13,270 (1)	SI-BONE, Inc.	175,164	0.1
128,354 (1)(2)	Sientra, Inc.	107,522	0.0
32,145 (1)	Supernus Pharmaceuticals, Inc.	929,633	0.4
64,313 (1)	Surface Oncology, Inc.	105,473	0.0
3,017 (1)	SurModics, Inc.	112,323	0.0
5,422 (1)	Tandem Diabetes Care, Inc.	320,928	0.1
28,651 (1)	TG Therapeutics, Inc.	121,767	0.1
59,345 (1)	Vanda Pharmaceuticals, Inc.	646,861	0.3
24,209 (1)	Varex Imaging Corp.	517,831	0.2

See Accompanying Notes to Financial Statements
32

PORTFOLIO OF INVESTMENTS
Voya Index Plus SmallCap Portfolio	as of June 30, 2022 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Health Care (continued)
18,893 (1)	Vir Biotechnology, Inc.	$481,205	0.2
26,512 (1)	Xencor, Inc.	725,633	0.3
14,174 (1)	Y-mAbs Therapeutics, Inc.	214,453	0.1
		26,861,353	12.3
	Industrials: 15.5%
678	Acuity Brands, Inc.	104,439	0.0
8,112	AECOM	529,065	0.2
10,979 (1)	Alta Equipment Group, Inc.	98,482	0.0
21,732	Apogee Enterprises, Inc.	852,329	0.4
17,532	Applied Industrial Technologies, Inc.	1,686,052	0.8
14,022	ArcBest Corp.	986,728	0.5
1,226 (1)	Atkore, Inc.	101,770	0.0
16,830 (1)	Atlas Air Worldwide Holdings, Inc.	1,038,579	0.5
20,135	AZZ, Inc.	821,911	0.4
7,847	Barnes Group, Inc.	244,356	0.1
3,365 (1)	BlueLinx Holdings, Inc.	224,816	0.1
18,136	Boise Cascade Co.	1,078,911	0.5
5,606	Cadre Holdings, Inc.	110,270	0.0
24,922 (1)	CIRCOR International, Inc.	408,472	0.2
1,357	Comfort Systems USA, Inc.	112,835	0.0
16,079 (1)	CoreCivic, Inc.	178,638	0.1
1,792	CRA International, Inc.	160,061	0.1
20,643 (1)	DXP Enterprises, Inc.	632,295	0.3
5,448	Encore Wire Corp.	566,156	0.3
11,671	EnPro Industries, Inc.	956,205	0.4
7,625 (1)	Evoqua Water Technologies Corp.	247,889	0.1
15,262	Exponent, Inc.	1,396,015	0.6
17,536	Franklin Electric Co., Inc.	1,284,687	0.6
9,781	Genco Shipping & Trading Ltd.	188,969	0.1
8,591 (1)	Gibraltar Industries, Inc.	332,901	0.2
23,658 (1)	GMS, Inc.	1,052,781	0.5
22,887	Heidrick & Struggles International, Inc.	740,623	0.3
3,654	Hillenbrand, Inc.	149,668	0.1
2,300	Insperity, Inc.	229,609	0.1
12,300	Insteel Industries, Inc.	414,141	0.2
31,155	Interface, Inc.	390,684	0.2
6,263	John Bean Technologies Corp.	691,560	0.3
41,028	Kelly Services, Inc.	813,585	0.4
3,638	Kforce, Inc.	223,155	0.1
28,937	Korn Ferry	1,678,925	0.8
16,365 (1)	Manitowoc Co., Inc./The	172,323	0.1
30,630	Marten Transport Ltd.	515,197	0.2
5,624	Matson, Inc.	409,877	0.2
3,469	Moog, Inc.	275,404	0.1
22,953 (1)	MRC Global, Inc.	228,612	0.1
14,814	Mueller Industries, Inc.	789,438	0.4
11,655 (1)	MYR Group, Inc.	1,027,155	0.5
68,923 (1)	NOW, Inc.	674,067	0.3
7,318 (1)	NV5 Global, Inc.	854,303	0.4
27,278	Pitney Bowes, Inc.	98,746	0.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Industrials (continued)
60,200 (1)	Resideo Technologies, Inc.	$1,169,084	0.5
2,202	Rush Enterprises, Inc. - Class A	106,136	0.0
684 (1)	Saia, Inc.	128,592	0.1
23,418 (1)	Skywest, Inc.	497,633	0.2
15,137 (1)	SPX Corp.	799,839	0.4
13,154	Tennant Co.	779,375	0.4
9,598 (1)	Titan Machinery, Inc.	215,091	0.1
5,849 (1)	TriNet Group, Inc.	453,999	0.2
24,664	Trinity Industries, Inc.	597,362	0.3
29,521 (1)	TrueBlue, Inc.	528,426	0.2
2,432	UFP Industries, Inc.	165,717	0.1
6,450	Unifirst Corp.	1,110,561	0.5
5,917 (1)	Veritiv Corp.	642,290	0.3
2,674	Watts Water Technologies, Inc.	328,474	0.1
3,346 (1)	Wesco International, Inc.	358,357	0.2
3,502 (1)	WillScot Mobile Mini Holdings Corp.	113,535	0.1
		33,767,155	15.5
	Information Technology: 12.6%
98,106 (1)	8x8, Inc.	505,246	0.2
22,142	Adtran, Inc.	388,149	0.2
15,024	Advanced Energy Industries, Inc.	1,096,452	0.5
5,611 (1)	Agilysys, Inc.	265,232	0.1
5,379 (1)	Alarm.com Holdings, Inc.	332,745	0.2
3,352 (1)	Alpha & Omega Co.	111,756	0.1
6,242	Avnet, Inc.	267,657	0.1
15,866 (1)	Axcelis Technologies, Inc.	870,091	0.4
13,321 (1)	Box, Inc.	334,890	0.2
36,000 (1)	Casa Systems, Inc.	141,480	0.1
5,355 (1)	Cerence, Inc.	135,107	0.1
24,409 (1)	Ceva, Inc.	819,166	0.4
13,121 (1)	ChannelAdvisor Corp.	191,304	0.1
35,062 (1)	Cohu, Inc.	972,970	0.4
22,996	CSG Systems International, Inc.	1,372,401	0.6
18,833 (1)	Digi International, Inc.	456,135	0.2
19,400 (1)	Diodes, Inc.	1,252,658	0.6
4,662 (1)	Domo, Inc.	129,604	0.1
11,210 (1)	DZS, Inc.	182,387	0.1
13,542 (1)	ePlus, Inc.	719,351	0.3
13,019	EVERTEC, Inc.	480,141	0.2
12,856 (1)	ExlService Holdings, Inc.	1,894,074	0.9
97,813 (1)	Extreme Networks, Inc.	872,492	0.4
1,367 (1)	Fabrinet	110,864	0.0
6,584 (1)	Grid Dynamics Holdings, Inc.	110,743	0.0
100,301 (1)	Infinera Corp.	537,613	0.2
16,912 (1)	Insight Enterprises, Inc.	1,459,167	0.7
3,035	InterDigital, Inc.	184,528	0.1
12,428 (1)	Itron, Inc.	614,316	0.3
7,018 (1)	KnowBe4, Inc.	109,621	0.0
17,048 (2)	Kulicke & Soffa Industries, Inc.	729,825	0.3

See Accompanying Notes to Financial Statements
33

PORTFOLIO OF INVESTMENTS
Voya Index Plus SmallCap Portfolio	as of June 30, 2022 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Information Technology (continued)
19,610 (1)	KVH Industries, Inc.	$170,607	0.1
24,696 (1)	MaxLinear, Inc.	839,170	0.4
25,034 (1)	Mitek Systems, Inc.	231,314	0.1
11,536 (1)	Netgear, Inc.	213,647	0.1
17,062 (1)	Onto Innovation, Inc.	1,189,904	0.5
14,665	PC Connection, Inc.	645,993	0.3
1,221 (1)	Perficient, Inc.	111,953	0.1
6,705 (1)	Photronics, Inc.	130,613	0.1
2,257 (1)	Qualys, Inc.	284,698	0.1
57,169 (1)	Ribbon Communications, Inc.	173,794	0.1
15,086 (1)	Sanmina Corp.	614,453	0.3
19,404 (1)	Scansource, Inc.	604,241	0.3
3,045 (1)	Sprout Social, Inc.	176,823	0.1
15,051 (1)	SPS Commerce, Inc.	1,701,516	0.8
4,813 (1)	Super Micro Computer, Inc.	194,205	0.1
16,978 (1)	Ultra Clean Holdings, Inc.	505,435	0.2
2,830	Universal Display Corp.	286,226	0.1
20,480 (1)	Viant Technology, Inc.	104,038	0.0
89,357 (1)	Viavi Solutions, Inc.	1,182,193	0.5
25,821 (1)	Vonage Holdings Corp.	486,468	0.2
12,365 (1)	Zuora, Inc.	110,667	0.0
		27,606,123	12.6
	Materials: 5.3%
5,009	AdvanSix, Inc.	167,501	0.1
43,850	American Vanguard Corp.	980,047	0.5
6,796 (1)	Arconic Corp.	190,628	0.1
1,148	Balchem Corp.	148,942	0.1
15,205	Carpenter Technology Corp.	424,372	0.2
14,650	Compass Minerals International, Inc.	518,463	0.2
41,200	FutureFuel Corp.	299,936	0.1
11,065	Haynes International, Inc.	362,600	0.2
24,608	HB Fuller Co.	1,481,648	0.7
9,463 (1)	Ingevity Corp.	597,494	0.3
14,234	Innospec, Inc.	1,363,475	0.6
28,925	Koppers Holdings, Inc.	654,862	0.3
13,547 (1)	Livent Corp.	307,381	0.1
8,662	Minerals Technologies, Inc.	531,327	0.2
34,776	Myers Industries, Inc.	790,458	0.4
3,941	Neenah, Inc.	134,546	0.1
109,841	SunCoke Energy, Inc.	748,017	0.3
7,788	Sylvamo Corp.	254,512	0.1
36,659 (1)	TimkenSteel Corp.	685,890	0.3
6,459	Valhi, Inc.	292,851	0.1
18,519	Warrior Met Coal, Inc.	566,867	0.3
		11,501,817	5.3
	Real Estate: 6.5%
48,961	Acadia Realty Trust	764,771	0.3
7,780	Agree Realty Corp.	561,171	0.2
66,834 (1)	Anywhere Real Estate, Inc.	656,978	0.3
34,878 (1)	Chatham Lodging Trust	364,475	0.2
33,098 (1)	Cushman & Wakefield PLC	504,414	0.2
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Real Estate (continued)
141,967	Diversified Healthcare Trust	$258,380	0.1
70,534	Essential Properties Realty Trust, Inc.	1,515,776	0.7
20,959 (1)	Forestar Group, Inc.	286,929	0.1
37,358	Getty Realty Corp.	989,987	0.4
45,445	Global Net Lease, Inc.	643,501	0.3
18,373	Highwoods Properties, Inc.	628,173	0.3
925	Innovative Industrial Properties, Inc.	101,630	0.0
14,605	iStar, Inc.	200,235	0.1
728 (1)	Jones Lang LaSalle, Inc.	127,298	0.1
10,898	Kilroy Realty Corp.	570,292	0.3
2,756	Lamar Advertising Co.	242,445	0.1
25,947	Outfront Media, Inc.	439,802	0.2
45,218	Piedmont Office Realty Trust, Inc.	593,260	0.3
25,183	RE/MAX Holdings, Inc.	617,487	0.3
78,881	Retail Opportunity Investments Corp.	1,244,742	0.6
93,672	RPT Realty	920,796	0.4
15,447	SITE Centers Corp.	208,071	0.1
4,685	SL Green Realty Corp.	216,213	0.1
66,313	Uniti Group, Inc.	624,668	0.3
36,869	Urstadt Biddle Properties, Inc.	597,278	0.3
18,786	Whitestone REIT	201,949	0.1
14,910 (1)	Xenia Hotels & Resorts, Inc.	216,642	0.1
		14,297,363	6.5
	Utilities: 2.5%
6,920	Chesapeake Utilities Corp.	896,486	0.4
13,193	Clearway Energy, Inc. - Class C	459,644	0.2
11,685	National Fuel Gas Co.	771,794	0.4
3,442	NextEra Energy Partners L.P.	255,259	0.1
15,217	Northwest Natural Holding Co.	808,023	0.4
23,722	South Jersey Industries, Inc.	809,869	0.4
12,157	Star Group L.P.	111,480	0.0
20,081	Unitil Corp.	1,179,156	0.5
23,123	Via Renewables, Inc.	177,122	0.1
		5,468,833	2.5
	Total Common Stock (Cost $213,480,444)	214,944,378	98.5
RIGHTS: —%
	Health Care: —%
7,651 (1)(3)(4)	Aduro Biotech, Inc. - CVR	—	—
	Total Rights (Cost $—)	—	—
WARRANTS: 0.1%
	Energy: 0.1%
645 (1)	Nabors Industries Ltd.	20,627	0.0
1,219 (1)	Oasis Petroleum, Inc.	59,731	0.1
	Total Warrants (Cost $37,789)	80,358	0.1
	Total Long-Term Investments (Cost $213,518,233)	215,024,736	98.6

See Accompanying Notes to Financial Statements
34

PORTFOLIO OF INVESTMENTS
Voya Index Plus SmallCap Portfolio	as of June 30, 2022 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 2.4%
	Repurchase Agreements: 1.0%
264,372 (5)	Citigroup, Inc., Repurchase Agreement dated 06/30/22, 1.50%, due 07/01/22 (Repurchase Amount $264,383, collateralized by various U.S. Government Securities, 1.875%-3.250%, Market Value plus accrued interest $269,659, due 06/30/24-05/15/52)	$264,372	0.1
1,000,000 (5)	MUFG Securities America Inc., Repurchase Agreement dated 06/30/22, 1.55%, due 07/01/22 (Repurchase Amount $1,000,042, collateralized by various U.S. Government Agency Obligations, 3.000%-5.000%, Market Value plus accrued interest $1,020,000, due 11/01/26-07/01/52)	1,000,000	0.5
1,000,000 (5)	RBC Dominion Securities Inc., Repurchase Agreement dated 06/30/22, 1.55%, due 07/01/22 (Repurchase Amount $1,000,042, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.875%, Market Value plus accrued interest $1,020,000, due 08/16/22-05/20/52)	1,000,000	0.4
	Total Repurchase Agreements
	(Cost $2,264,372)	2,264,372	1.0
Shares		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Mutual Funds: 1.4%
3,013,000 (6)	Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Share Class), 1.380%
	(Cost $3,013,000)	$3,013,000	1.4
	Total Short-Term Investments
	(Cost $5,277,372)	5,277,372	2.4
	Total Investments in Securities (Cost $218,795,605)	$220,302,108	101.0
	Liabilities in Excess of Other Assets	(2,131,920)	(1.0)
	Net Assets	$218,170,188	100.0

†
Unless otherwise indicated, principal amount is shown in USD.

(1)
Non-income producing security.

(2)
Security, or a portion of the security, is on loan.

(3)
For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.

(4)
Restricted security as to resale, excluding Rule 144A securities. As of June 30, 2022, the Portfolio held restricted securities with a fair value of $— or 0.0% of net assets. Please refer to the table below for additional details.

(5)
All or a portion of the security represents securities purchased with cash collateral received for securities on loan.

(6)
Rate shown is the 7-day yield as of June 30, 2022.

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2022 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2022
Asset Table
Investments, at fair value
Common Stock*	$214,944,378	$—	$—	$214,944,378
Rights	—	—	—	—
Warrants	80,358	—	—	80,358
See Accompanying Notes to Financial Statements
35

PORTFOLIO OF INVESTMENTS
Voya Index Plus SmallCap Portfolio	as of June 30, 2022 (Unaudited) (continued)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2022
Short-Term Investments	$3,013,000	$2,264,372	$—	$5,277,372
Total Investments, at fair value	$218,037,736	$2,264,372	$—	$220,302,108
Liabilities Table
Other Financial Instruments+
Futures	$(80,423)	$—	$—	$(80,423)
Total Liabilities	$(80,423)	$—	$—	$(80,423)

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

*
For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At June 30, 2022, Voya Index Plus SmallCap Portfolio held the following restricted securities:
Security	Acquisition Date	Acquisition Cost	Fair Value
Aduro Biotech, Inc. - CVR	10/6/2020	$—	$—
		$—	$—
At June 30, 2022, the following futures contracts were outstanding for Voya Index Plus SmallCap Portfolio:
Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long Contracts:
E-mini Russell 2000® Index	37	09/16/22	$3,159,800	$(80,423)
			$3,159,800	$(80,423)
A summary of derivative instruments by primary risk exposure is outlined in the following tables.
The fair value of derivative instruments as of June 30, 2022 was as follows:
Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Liability Derivatives
Equity contracts	Variation margin payable on futures contracts*	$80,423
Total Liability Derivatives		$80,423

*
The fair value presented above represents the cumulative unrealized appreciation (depreciation) on futures contracts as reported in the table within the Portfolio of Investments. In the Statement of Assets and Liabilities, only current day’s unsettled variation margin is reported in receivables or payables on futures contracts and the net cumulative unrealized appreciation (depreciation) is included in total distributable earnings (loss).

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2022 was as follows:
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$(512,546)
Total	$(512,546)
See Accompanying Notes to Financial Statements
36

PORTFOLIO OF INVESTMENTS
Voya Index Plus SmallCap Portfolio	as of June 30, 2022 (Unaudited) (continued)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$(166,822)
Total	$(166,822)
At June 30, 2022, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:
Cost for federal income tax purposes was $219,121,430.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$28,130,434
Gross Unrealized Depreciation	(27,030,179)
Net Unrealized Appreciation	$1,100,255
See Accompanying Notes to Financial Statements
37

Investment Adviser
Voya Investments, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258
Distributor
Voya Investments Distributor, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258
Transfer Agent
BNY Mellon Investment Servicing (U.S.) Inc.
301 Bellevue Parkway
Wilmington, Delaware 19809

Custodian
The Bank of New York Mellon
225 Liberty Street
New York, New York 10286
Legal Counsel
Ropes & Gray LLP
Prudential Tower
800 Boylston Street
Boston, Massachusetts 02199

Before investing, carefully consider the investment objectives, risks, charges and expenses of the variable annuity contract or variable life insurance policy and the underlying variable investment options. This and other information is contained in the prospectus for the variable annuity contract or variable life insurance policy and the underlying variable investment options. Obtain these prospectuses from your agent/registered representative and read them carefully before investing.
RETIREMENT | INVESTMENTS | INSURANCE
voyainvestments.com
VPSAR-AIP   (0622-081522)

Semi-Annual Report
June 30, 2022
Classes ADV, I, R6, S, S2 and T
Voya Variable Product Funds
■
Voya Balanced Portfolio

■
Voya Global High Dividend Low Volatility Portfolio

■
Voya Government Money Market Portfolio

■
Voya Growth and Income Portfolio

■
Voya Intermediate Bond Portfolio

■
Voya Small Company Portfolio

As permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of each portfolio’s annual and semi-annual shareholder reports, like this semi-annual report, are not sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on a website and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you need not take any action. You may elect to receive shareholder reports and other communications from your insurance carrier electronically by contacting them directly.
You may elect to receive all future reports in paper free of charge. If you received this document in the mail, please follow the instructions provided to elect to continue receiving paper copies of your shareholder reports. You can inform us that you wish to continue receiving paper copies by calling 1-866-345-5954. Your election to receive reports in paper will apply to all the funds in which you invest.
This report is submitted for general information to shareholders of the Voya mutual funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the funds’ investment objectives, risks, charges, expenses and other information. This information should be read carefully.

PROXY VOTING INFORMATION
A description of the policies and procedures that the Portfolios use to determine how to vote proxies related to portfolio securities is available: (1) without charge, upon request, by calling Shareholder Services toll-free at (800) 992-0180; (2) on the Portfolios’ website at www.voyainvestments.com; and (3) on the U.S. Securities and Exchange Commission’s (“SEC’s”) website at www.sec.gov. Information regarding how the Portfolios voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Portfolios’ website at www.voyainvestments.com and on the SEC’s website at www.sec.gov.
QUARTERLY PORTFOLIO HOLDINGS
The Portfolios file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This report contains a summary portfolio of investments for certain Portfolios. The Portfolios’ Forms N-Q are available on the SEC’s website at www.sec.gov. The Portfolios’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. The Portfolios’ Forms N-Q, as well as a complete portfolio of investments, are available without charge upon request from the Portfolios by calling Shareholder Services toll-free at (800) 992-0180.

SHAREHOLDER EXPENSE EXAMPLES (Unaudited)

As a shareholder of a Portfolio, you incur two types of costs: (1) transaction costs, including redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Portfolio expenses. These Examples are intended to help you understand your ongoing costs (in dollars) of investing in a Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.
The Examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2022 to June 30, 2022. The Portfolios’ expenses are shown without the imposition of any charges which are, or may be, imposed under your variable annuity contract, variable life insurance policy, qualified pension, or retirement plan. Expenses would have been higher if such charges were included.
Actual Expenses
The left section of the table shown below, “Actual Portfolio Return,” provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The right section of the table shown below, “Hypothetical (5% return before expenses),” provides information about hypothetical account values and hypothetical expenses based on a Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not a Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Portfolio and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the hypothetical section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these transactional costs were included, your costs would have been higher.
	Actual Portfolio Return				Hypothetical (5% return before expenses)
	Beginning Account Value January 1, 2022	Ending Account Value June 30, 2022	Annualized Expense Ratio	Expenses Paid During the Period Ended June 30, 2022*	Beginning Account Value January 1, 2022	Ending Account Value June 30, 2022	Annualized Expense Ratio	Expenses Paid During the Period Ended June 30, 2022*
Voya Balanced Portfolio
Class I	$1,000.00	$826.30	0.69%	$3.12	$1,000.00	$1,021.37	0.69%	$3.46
Class S	1,000.00	825.30	0.94	4.25	1,000.00	1,020.13	0.94	4.71
Voya Global High Dividend Low Volatility Portfolio
Class ADV	$1,000.00	$901.00	1.10%	$5.18	$1,000.00	$1,019.34	1.10%	$5.51
Class I	1,000.00	903.70	0.60	2.83	1,000.00	1,021.82	0.60	3.01
Class S	1,000.00	902.80	0.85	4.01	1,000.00	1,020.58	0.85	4.26
Class S2	1,000.00	902.00	1.00	4.72	1,000.00	1,019.84	1.00	5.01
Class T	1,000.00	901.00	1.20	5.66	1,000.00	1,018.84	1.20	6.01
Voya Government Money Market Portfolio
Class I	$1,000.00	$1,000.80	0.24%	$1.19	$1,000.00	$1,023.60	0.24%	$1.20
Class S	1,000.00	1,000.50	0.28	1.39	1,000.00	1,023.41	0.28	1.40
Voya Growth and Income Portfolio
Class ADV	$1,000.00	$841.30	1.10%	$5.02	$1,000.00	$1,019.34	1.10%	$5.51
Class I	1,000.00	843.30	0.65	2.97	1,000.00	1,021.57	0.65	3.26
Class S	1,000.00	842.00	0.90	4.11	1,000.00	1,020.33	0.90	4.51
Class S2	1,000.00	841.50	1.05	4.79	1,000.00	1,019.59	1.05	5.26
1

SHAREHOLDER EXPENSE EXAMPLES (Unaudited) (continued)

	Actual Portfolio Return				Hypothetical (5% return before expenses)
	Beginning Account Value January 1, 2022	Ending Account Value June 30, 2022	Annualized Expense Ratio	Expenses Paid During the Period Ended June 30, 2022*	Beginning Account Value January 1, 2022	Ending Account Value June 30, 2022	Annualized Expense Ratio	Expenses Paid During the Period Ended June 30, 2022*
Voya Intermediate Bond Portfolio
Class ADV	$1,000.00	$876.60	1.03%	$4.79	$1,000.00	$1,019.69	1.03%	$5.16
Class I	1,000.00	879.50	0.53	2.47	1,000.00	1,022.17	0.53	2.66
Class S	1,000.00	877.50	0.78	3.63	1,000.00	1,020.93	0.78	3.91
Class S2	1,000.00	877.10	0.93	4.33	1,000.00	1,020.18	0.93	4.66
Voya Small Company Portfolio
Class ADV	$1,000.00	$813.80	1.40%	$6.30	$1,000.00	$1,017.85	1.40%	$7.00
Class I	1,000.00	815.70	0.90	4.05	1,000.00	1,020.33	0.90	4.51
Class R6	1,000.00	815.60	0.87	3.92	1,000.00	1,020.48	0.87	4.36
Class S	1,000.00	814.40	1.15	5.17	1,000.00	1,019.09	1.15	5.76

*
Expenses are equal to each Portfolio's respective annualized expense ratios multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half-year.

2

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2022 (Unaudited)

	Voya Balanced Portfolio	Voya Global High Dividend Low Volatility Portfolio	Voya Government Money Market Portfolio
ASSETS:
Investments in securities at fair value+*	$304,255,575	$539,384,920	$—
Investments in affiliates at fair value**	8,941,654	—	—
Short-term investments at fair value†	75,462,523	13,883,445	—
Short-term investments at amortized cost	—	—	257,748,830
Repurchase agreements	—	—	217,499,000
Cash	1,658,898	171,402	11,925
Cash collateral for futures contracts	696,164	—	—
Cash pledged for centrally cleared swaps (Note 2)	300,000	—	—
Foreign currencies at value‡	25,741	97,522	—
Receivables:
Investment securities and currencies sold	2,217,393	—	59,993,884
Investment securities sold on a delayed-delivery or when-issued basis	1,545,936	—	—
Fund shares sold	17,628	58,053	580,449
Dividends	402,066	1,135,107	12,420
Interest	470,026	—	183,576
Foreign tax reclaims	160,540	1,147,312	—
Variation margin on futures contracts	125,436	—	—
Variation margin on centrally cleared swaps	4,315	—	—
Unrealized appreciation on forward foreign currency contracts	19,949	—	—
Prepaid expenses	4,091	6,813	5,703
Reimbursement due from Investment Adviser	10,461	25,567	—
Other assets	46,685	47,861	114,173
Total assets	396,365,081	555,958,002	536,149,960
LIABILITIES:
Payable for investment securities and currencies purchased	4,836,433	—	33,000,000
Payable for investment securities purchased on a delayed-delivery or when-issued basis	9,557,015	—	—
Payable for fund shares redeemed	129,638	2,901,663	17,442
Payable upon receipt of securities loaned	74,713,569	13,346,445	—
Unrealized depreciation on forward foreign currency contracts	4,828	—	—
Unrealized depreciation on forward premium swaptions	24,606	—	—
Payable for investment management fees	155,117	252,883	124,443
Payable for distribution and shareholder service fees	456	90,446	7
Payable for directors fees	866	1,477	1,219
Payable to directors under the deferred compensation plan (Note 6)	46,685	47,861	114,173
Other accrued expenses and liabilities	106,749	150,051	143,439
Written options, at fair value^	21,439	—	—
Total liabilities	89,597,401	16,790,826	33,400,723
NET ASSETS	$306,767,680	$539,167,176	$502,749,237
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$310,002,536	$509,743,296	$502,908,761
Total distributable earnings (loss)	(3,234,856)	29,423,880	(159,524)
NET ASSETS	$306,767,680	$539,167,176	$502,749,237
+ Including securities loaned at value	$73,150,610	$12,682,406	$—
* Cost of investments in securities	$312,315,039	$529,420,733	$—
** Cost of investments in affiliates	$9,786,935	$—	$—
† Cost of short-term investments	$75,462,568	$13,883,445	$—
‡ Cost of foreign currencies	$27,320	$98,283	$—
^ Premiums received on written options	$17,433	$—	$—
See Accompanying Notes to Financial Statements
3

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2022 (Unaudited) (continued)

	Voya Balanced Portfolio	Voya Global High Dividend Low Volatility Portfolio	Voya Government Money Market Portfolio
Class ADV
Net assets	n/a	$11,291,681	n/a
Shares authorized	n/a	100,000,000	n/a
Par value	n/a	$0.001	n/a
Shares outstanding	n/a	1,057,776	n/a
Net asset value and redemption price per share	n/a	$10.67	n/a
Class I
Net assets	$304,607,573	$125,499,233	$502,698,950
Shares authorized	500,000,000	100,000,000	unlimited
Par value	$0.001	$0.001	$1.000
Shares outstanding	23,383,691	11,763,030	502,692,047
Net asset value and redemption price per share	$13.03	$10.67	$1.00
Class S
Net assets	$2,160,107	$399,579,141	$50,287
Shares authorized	500,000,000	300,000,000	unlimited
Par value	$0.001	$0.001	$1.000
Shares outstanding	166,586	37,285,914	50,286
Net asset value and redemption price per share	$12.97	$10.72	$1.00
Class S2
Net assets	n/a	$208,593	n/a
Shares authorized	n/a	100,000,000	n/a
Par value	n/a	$0.001	n/a
Shares outstanding	n/a	19,743	n/a
Net asset value and redemption price per share	n/a	$10.57	n/a
Class T
Net assets	n/a	$2,588,528	n/a
Shares authorized	n/a	100,000,000	n/a
Par value	n/a	$0.001	n/a
Shares outstanding	n/a	242,225	n/a
Net asset value and redemption price per share	n/a	$10.69	n/a
See Accompanying Notes to Financial Statements
4

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2022 (Unaudited)

	Voya Growth and Income Portfolio	Voya Intermediate Bond Portfolio	Voya Small Company Portfolio
ASSETS:
Investments in securities at fair value+*	$1,809,477,065	$2,239,465,313	$324,643,501
Investments in affiliates at fair value**	—	670,571,337	—
Short-term investments at fair value†	119,122,587	125,780,194	6,611,417
Cash	394,400	—	125,373
Cash collateral for futures contracts	—	3,201,440	—
Cash pledged for centrally cleared swaps (Note 2)	—	2,101,000	—
Cash pledged as collateral for OTC derivatives (Note 2)	—	700,000	—
Cash pledged as collateral for delayed-delivery or when-issued securities (Note 2)	—	2,262,579	—
Receivables:
Investment securities sold	—	52,124,583	—
Investment securities sold on a delayed-delivery or when-issued basis	—	18,238,457	—
Fund shares sold	682,565	38,609	67,704
Dividends	2,360,737	697,439	409,964
Interest	—	10,443,689	—
Foreign tax reclaims	232,187	—	5,255
Variation margin on futures contracts	—	511,338	—
Variation margin on centrally cleared swaps	—	3,117,432	—
Unrealized appreciation on forward foreign currency contracts	—	1,330,714	—
Prepaid expenses	28,689	35,172	4,940
Reimbursement due from Investment Adviser	—	96,839	2,249
Other assets	237,037	326,227	42,741
Total assets	1,932,535,267	3,131,042,362	331,913,144
LIABILITIES:
Income distribution payable	—	464	—
Payable for investment securities purchased	—	14,827,385	22,216
Payable for investment securities purchased on a delayed-delivery or when-issued basis	—	336,411,371	—
Payable for fund shares redeemed	506,169	16,554,575	134,536
Payable upon receipt of securities loaned	98,430,587	98,891,194	5,248,417
Unrealized depreciation on forward foreign currency contracts	—	325,373	—
Unrealized depreciation on forward premium swaptions	—	696,213	—
Cash received as collateral for OTC derivatives (Note 2)	—	1,570,000	—
Cash received as collateral for delayed-delivery or when-issued securities (Note 2)	—	1,279,242	—
Payable for investment management fees	930,083	1,107,747	211,042
Payable for distribution and shareholder service fees	36,918	435,845	15,937
Payable to custodian due to bank overdraft	—	1,800,721	—
Payable for directors fees	5,189	7,287	980
Payable to directors under the deferred compensation plan (Note 6)	237,037	326,227	42,741
Other accrued expenses and liabilities	309,657	439,289	80,969
Written options, at fair value^	—	614,741	—
Total liabilities	100,455,640	475,287,674	5,756,838
NET ASSETS	$1,832,079,627	$2,655,754,688	$326,156,306
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$1,488,773,231	$3,049,128,398	$370,012,570
Total distributable earnings (loss)	343,306,396	(393,373,710)	(43,856,264)
NET ASSETS	$1,832,079,627	$2,655,754,688	$326,156,306
+ Including securities loaned at value	$96,274,871	$96,517,844	$5,108,349
* Cost of investments in securities	$1,577,045,752	$2,388,478,563	$355,175,342
** Cost of investments in affiliates	$—	$780,205,426	$—
† Cost of short-term investments	$119,122,587	$125,780,194	$6,611,417
^ Premiums received on written options	$—	$499,880	$—
See Accompanying Notes to Financial Statements
5

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2022 (Unaudited) (continued)

	Voya Growth and Income Portfolio	Voya Intermediate Bond Portfolio	Voya Small Company Portfolio
Class ADV
Net assets	$78,141,593	$224,982,868	$6,975,666
Shares authorized	unlimited	unlimited	100,000,000
Par value	$1.000	$1.000	$0.001
Shares outstanding	4,260,104	20,444,503	615,202
Net asset value and redemption price per share	$18.34	$11.00	$11.34
Class I
Net assets	$1,719,493,330	$800,037,908	$249,984,203
Shares authorized	unlimited	unlimited	100,000,000
Par value	$1.000	$1.000	$0.001
Shares outstanding	90,224,596	71,909,291	19,876,197
Net asset value and redemption price per share	$19.06	$11.13	$12.58
Class R6
Net assets	n/a	n/a	$8,363,139
Shares authorized	n/a	n/a	100,000,000
Par value	n/a	n/a	$0.001
Shares outstanding	n/a	n/a	664,125
Net asset value and redemption price per share	n/a	n/a	$12.59
Class S
Net assets	$34,045,462	$1,621,058,668	$60,833,298
Shares authorized	unlimited	unlimited	100,000,000
Par value	$1.000	$1.000	$0.001
Shares outstanding	1,851,403	146,715,913	5,076,390
Net asset value and redemption price per share	$18.39	$11.05	$11.98
Class S2
Net assets	$399,242	$9,675,244	n/a
Shares authorized	unlimited	unlimited	n/a
Par value	$1.000	$1.000	n/a
Shares outstanding	22,310	879,046	n/a
Net asset value and redemption price per share	$17.90	$11.01	n/a
See Accompanying Notes to Financial Statements
6

STATEMENTS OF OPERATIONS for the six months ended June 30, 2022 (Unaudited)

	Voya Balanced Portfolio	Voya Global High Dividend Low Volatility Portfolio	Voya Government Money Market Portfolio
INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$2,128,412	$9,838,672	$45,671
Dividends from affiliated underlying funds	333,003	—	—
Interest, net of foreign taxes withheld*	1,295,624	—	923,391
Securities lending income, net	67,958	31,538	—
Total investment income	3,824,997	9,870,210	969,062
EXPENSES:
Investment management fees	1,031,294	1,627,980	846,321
Distribution and shareholder service fees:
Class ADV	—	31,600	—
Class S	3,084	545,701	70
Class S2	—	504	—
Class T	—	10,251	—
Transfer agent fees:
Class ADV	—	3,451	—
Class I	130,026	36,620	281,956
Class S	940	119,241	33
Class S2	—	69	—
Class T	—	747	—
Shareholder reporting expense	13,756	39,620	14,017
Professional fees	2,320	11,745	16,113
Custody and accounting expense	64,537	52,657	21,615
Directors fees	4,333	7,389	6,094
Licensing fee (Note 7)	11,495	—	—
Miscellaneous expense	6,833	10,794	9,677
Interest expense	50	608	—
Total expenses	1,268,668	2,498,977	1,195,896
Waived and reimbursed fees	(75,530)	(148,425)	(608,279)
Net expenses	1,193,138	2,350,552	587,617
Net investment income	2,631,859	7,519,658	381,445
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	3,784,294	16,726,642	(93,133)
Sale of affiliated underlying funds	696,717	—	—
Forward foreign currency contracts	1,021	—	—
Foreign currency related transactions	(10,712)	(36,494)	—
Futures	(554,347)	—	—
Swaps	(29,167)	—	—
Written options	142,829	—	—
Net realized gain (loss)	4,030,635	16,690,148	(93,133)
Net change in unrealized appreciation (depreciation) on:
Investments	(70,136,095)	(84,148,670)	—
Affiliated underlying funds	(2,591,494)	—	—
Forward foreign currency contracts	26,019	—	—
Foreign currency related transactions	(11,123)	(101,806)	—
Futures	(122,812)	—	—
Swaps	2,878	—	—
Written options	(19,102)	—	—
Net change in unrealized appreciation (depreciation)	(72,851,729)	(84,250,476)	—
Net realized and unrealized loss	(68,821,094)	(67,560,328)	(93,133)
Increase (decrease) in net assets resulting from operations	$(66,189,235)	$(60,040,670)	$288,312
* Foreign taxes withheld	$67,509	$503,743	$—
See Accompanying Notes to Financial Statements
7

STATEMENTS OF OPERATIONS for the six months ended June 30, 2022 (Unaudited)

	Voya Growth and Income Portfolio	Voya Intermediate Bond Portfolio	Voya Small Company Portfolio
INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$17,342,372	$9,140	$2,184,656
Dividends from affiliated underlying funds	—	15,078,648	—
Interest	289	30,649,937	80
Securities lending income, net	47,166	105,326	3,443
Total investment income	17,389,827	45,843,051	2,188,179
EXPENSES:
Investment management fees	6,176,327	7,227,266	1,624,924
Distribution and shareholder service fees:
Class ADV	218,311	627,168	19,841
Class S	48,101	2,196,894	88,037
Class S2	883	25,854	—
Transfer agent fees:
Class ADV	22,402	61,910	4,352
Class I	495,744	214,604	163,867
Class R6	—	—	9
Class S	9,871	433,729	38,604
Class S2	113	3,190	—
Shareholder reporting expense	48,810	44,690	10,860
Registration fees	7,197	—	—
Professional fees	57,947	63,350	7,602
Custody and accounting expense	110,006	165,470	27,150
Directors fees	25,948	36,436	4,902
Miscellaneous expense	41,761	45,020	5,947
Interest expense	46	225	4,078
Total expenses	7,263,467	11,145,806	2,000,173
Waived and reimbursed fees	(340,678)	(599,779)	(139,671)
Net expenses	6,922,789	10,546,027	1,860,502
Net investment income	10,467,038	35,297,024	327,677
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	115,726,416	(77,514,819)	(11,636,358)
Sale of affiliated underlying funds	—	(23,460,812)	—
Forward foreign currency contracts	—	(306,290)	—
Foreign currency related transactions	(23)	(42,969)	—
Futures	—	(29,374,011)	—
Swaps	—	5,401,947	—
Written options	—	3,749,900	—
Net realized gain (loss)	115,726,393	(121,547,054)	(11,636,358)
Net change in unrealized appreciation (depreciation) on:
Investments	(474,412,164)	(193,432,295)	(67,964,081)
Affiliated underlying funds	—	(100,523,511)	—
Forward foreign currency contracts	—	1,678,579	—
Foreign currency related transactions	23	(232)	(99)
Futures	—	(7,156,193)	—
Swaps	—	2,197,938	—
Written options	—	(666,609)	—
Net change in unrealized appreciation (depreciation)	(474,412,141)	(297,902,323)	(67,964,180)
Net realized and unrealized loss	(358,685,748)	(419,449,377)	(79,600,538)
Decrease in net assets resulting from operations	$(348,218,710)	$(384,152,353)	$(79,272,861)
* Foreign taxes withheld	$25,233	$—	$5,717
See Accompanying Notes to Financial Statements
8

STATEMENTS OF CHANGES IN NET ASSETS

	Voya Balanced Portfolio		Voya Global High Dividend Low Volatility Portfolio
	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021
FROM OPERATIONS:
Net investment income	$2,631,859	$5,441,352	$7,519,658	$13,585,031
Net realized gain	4,030,635	41,888,430	16,690,148	69,632,081
Net change in unrealized appreciation (depreciation)	(72,851,729)	9,293,959	(84,250,476)	35,471,670
Increase (decrease) in net assets resulting from operations	(66,189,235)	56,623,741	(60,040,670)	118,688,782
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class ADV	—	—	(475,443)	(285,119)
Class I	(45,747,982)	(12,106,938)	(5,257,967)	(3,556,936)
Class S	(318,826)	(86,191)	(16,709,194)	(10,900,387)
Class S2	—	—	(9,966)	(7,066)
Class T	—	—	(103,054)	(54,811)
Total distributions	(46,066,808)	(12,193,129)	(22,555,624)	(14,804,319)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	1,806,053	4,492,780	5,063,750	6,376,131
Reinvestment of distributions	46,066,808	12,193,129	22,555,624	14,804,319
	47,872,861	16,685,909	27,619,374	21,180,450
Cost of shares redeemed	(17,310,834)	(46,277,136)	(42,310,119)	(100,005,477)
Net increase (decrease) in net assets resulting from capital share transactions	30,562,027	(29,591,227)	(14,690,745)	(78,825,027)
Net increase (decrease) in net assets	(81,694,016)	14,839,385	(97,287,039)	25,059,436
NET ASSETS:
Beginning of year or period	388,461,696	373,622,311	636,454,215	611,394,779
End of year or period	$306,767,680	$388,461,696	$539,167,176	$636,454,215
See Accompanying Notes to Financial Statements
9

STATEMENTS OF CHANGES IN NET ASSETS

	Voya Government Money Market Portfolio		Voya Growth and Income Portfolio
	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021
FROM OPERATIONS:
Net investment income	$381,445	$—	$10,467,038	$22,836,362
Net realized gain (loss)	(93,133)	417,484	115,726,393	916,377,469
Net change in unrealized appreciation (depreciation)	—	—	(474,412,141)	(126,586,298)
Increase (decrease) in net assets resulting from operations	288,312	417,484	(348,218,710)	812,627,533
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class ADV	—	—	(2,500,131)	(62,613,808)
Class I	(381,414)	(435,973)	(53,260,867)	(868,148,958)
Class S	(30)	(47)	(1,105,506)	(29,792,606)
Class S2	—	—	(12,906)	(203,108)
Total distributions	(381,444)	(436,020)	(56,879,410)	(960,758,480)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	62,153,369	68,486,663	7,932,498	15,175,175
Reinvestment of distributions	381,444	436,020	56,833,390	959,988,028
	62,534,813	68,922,683	64,765,888	975,163,203
Cost of shares redeemed	(45,549,507)	(153,042,558)	(105,632,092)	(1,780,801,713)
Net increase (decrease) in net assets resulting from capital share transactions	16,985,306	(84,119,875)	(40,866,204)	(805,638,510)
Net increase (decrease) in net assets	16,892,174	(84,138,411)	(445,964,324)	(953,769,457)
NET ASSETS:
Beginning of year or period	485,857,063	569,995,474	2,278,043,951	3,231,813,408
End of year or period	$502,749,237	$485,857,063	$1,832,079,627	$2,278,043,951
See Accompanying Notes to Financial Statements
10

STATEMENTS OF CHANGES IN NET ASSETS

	Voya Intermediate Bond Portfolio		Voya Small Company Portfolio
	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021
FROM OPERATIONS:
Net investment income (loss)	$35,297,024	$77,924,697	$327,677	$(372,047)
Net realized gain (loss)	(121,547,054)	(5,450,459)	(11,636,358)	102,106,764
Net change in unrealized appreciation (depreciation)	(297,902,323)	(110,986,338)	(67,964,180)	(38,277,181)
Increase (decrease) in net assets resulting from operations	(384,152,353)	(38,512,100)	(79,272,861)	63,457,536
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class ADV	(2,592,093)	(5,686,785)	(2,087,689)	(34,073)
Class I	(11,209,065)	(25,046,665)	(72,381,832)	(1,965,800)
Class R6	—	—	(2,351,076)	(82,239)
Class S	(20,442,038)	(44,109,528)	(17,786,935)	(342,592)
Class S2	(139,002)	(363,231)	—	—
Return of capital:
Class ADV	—	(1,774,823)	—	—
Class I	—	(6,113,408)	—	—
Class S	—	(12,119,576)	—	—
Class S2	—	(106,570)	—	—
Total distributions	(34,382,198)	(95,320,586)	(94,607,532)	(2,424,704)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	48,412,401	116,408,495	4,906,685	23,480,953
Reinvestment of distributions	34,379,576	95,313,861	94,607,532	2,424,704
	82,791,977	211,722,356	99,514,217	25,905,657
Cost of shares redeemed	(241,053,162)	(427,308,214)	(48,048,576)	(84,200,830)
Net increase (decrease) in net assets resulting from capital share transactions	(158,261,185)	(215,585,858)	51,465,641	(58,295,173)
Net increase (decrease) in net assets	(576,795,736)	(349,418,544)	(122,414,752)	2,737,659
NET ASSETS:
Beginning of year or period	3,232,550,424	3,581,968,968	448,571,058	445,833,399
End of year or period	$2,655,754,688	$3,232,550,424	$326,156,306	$448,571,058
See Accompanying Notes to Financial Statements
11

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each year or period.
		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expenses net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Balanced Portfolio
Class I
06-30-22+	18.43	0.12•	(3.26)	(3.14)	0.28	1.98	—	2.26	—	13.03	(17.37)	0.74	0.69	0.69	1.53	304,608	68
12-31-21	16.43	0.25•	2.31	2.56	0.29	0.27	—	0.56	—	18.43	15.92	0.74	0.69	0.69	1.42	385,538	101
12-31-20	15.71	0.29	1.22	1.51	0.36	0.43	—	0.79	—	16.43	10.85	0.76	0.69	0.69	1.83	370,828	96
12-31-19	14.10	0.33•	2.26	2.59	0.37	0.61	—	0.98	—	15.71	19.11	0.69	0.69	0.69	2.23	371,202	113
12-31-18	16.69	0.34•	(1.37)	(1.03)	0.36	1.20	—	1.56	—	14.10	(6.83)	0.67	0.67	0.67	2.20	347,788	184
12-31-17	14.93	0.32•	1.85	2.17	0.41	—	—	0.41	—	16.69	14.73	0.67	0.65	0.65	2.01	425,002	174
Class S
06-30-22+	18.32	0.10•	(3.24)	(3.14)	0.23	1.98	—	2.21	—	12.97	(17.47)	0.99	0.94	0.94	1.28	2,160	68
12-31-21	16.34	0.20•	2.31	2.51	0.26	0.27	—	0.53	—	18.32	15.62	0.99	0.94	0.94	1.16	2,924	101
12-31-20	15.62	0.23•	1.24	1.47	0.32	0.43	—	0.75	—	16.34	10.57	1.01	0.94	0.94	1.59	2,794	96
12-31-19	14.02	0.29•	2.25	2.54	0.33	0.61	—	0.94	—	15.62	18.80	0.94	0.94	0.94	1.98	2,511	113
12-31-18	16.59	0.30•	(1.36)	(1.06)	0.31	1.20	—	1.51	—	14.02	(7.03)	0.92	0.92	0.92	1.94	2,693	184
12-31-17	14.85	0.28•	1.82	2.10	0.36	—	—	0.36	—	16.59	14.37	0.92	0.90	0.90	1.76	3,560	174
Voya Global High Dividend Low Volatility Portfolio
Class ADV
06-30-22+	12.32	0.13•	(1.33)	(1.20)	0.07	0.38	—	0.45	—	10.67	(9.90)	1.15	1.10	1.10	2.26	11,292	34
12-31-21	10.46	0.21•	1.89	2.10	0.24	—	—	0.24	—	12.32	20.23	1.16	1.10	1.10	1.85	13,886	71
12-31-20	10.83	0.18	(0.35)	(0.17)	0.19	—	0.01	0.20	—	10.46	(1.27)	1.16	1.10	1.10	1.86	13,684	72
12-31-19	9.63	0.25	1.71	1.96	0.24	0.52	—	0.76	—	10.83	21.06	1.10	1.10	1.10	2.43	15,665	63
12-31-18	11.02	0.23•	(1.21)	(0.98)	0.40	0.01	—	0.41	—	9.63	(9.26)(a)	1.12	1.11	1.11	2.12	15,225	147
12-31-17	9.12	0.14•	1.95	2.09	0.19	—	—	0.19	—	11.02	23.10	1.10	1.10	1.10	1.43	19,605	60
Class I
06-30-22+	12.30	0.16•	(1.33)	(1.17)	0.08	0.38	—	0.46	—	10.67	(9.63)	0.65	0.60	0.60	2.77	125,499	34
12-31-21	10.44	0.27•	1.89	2.16	0.30	—	—	0.30	—	12.30	20.87	0.66	0.60	0.60	2.35	144,785	71
12-31-20	10.82	0.23	(0.36)	(0.13)	0.24	—	0.01	0.25	—	10.44	(0.83)	0.66	0.60	0.60	2.36	129,379	72
12-31-19	9.62	0.30	1.71	2.01	0.29	0.52	—	0.81	—	10.82	21.68	0.60	0.60	0.60	2.92	149,439	63
12-31-18	11.13	0.29•	(1.22)	(0.93)	0.57	0.01	—	0.58	—	9.62	(8.85)(a)	0.62	0.61	0.61	2.63	132,480	147
12-31-17	9.21	0.20•	1.96	2.16	0.24	—	—	0.24	—	11.13	23.73	0.60	0.60	0.60	1.91	162,746	60
Class S
06-30-22+	12.36	0.15•	(1.33)	(1.18)	0.08	0.38	—	0.46	—	10.72	(9.72)	0.90	0.85	0.85	2.51	399,579	34
12-31-21	10.49	0.24•	1.90	2.14	0.27	—	—	0.27	—	12.36	20.56	0.91	0.85	0.85	2.10	474,598	71
12-31-20	10.87	0.21	(0.37)	(0.16)	0.21	—	0.01	0.22	—	10.49	(1.09)	0.91	0.85	0.85	2.11	465,405	72
12-31-19	9.66	0.27	1.73	2.00	0.27	0.52	—	0.79	—	10.87	21.41	0.85	0.85	0.85	2.62	542,303	63
12-31-18	11.12	0.26•	(1.23)	(0.97)	0.48	0.01	—	0.49	—	9.66	(9.11)(a)	0.87	0.86	0.86	2.37	375,359	147
12-31-17	9.20	0.17•	1.96	2.13	0.21	—	—	0.21	—	11.12	23.44	0.85	0.85	0.85	1.67	480,936	60
See Accompanying Notes to Financial Statements
12

Financial Highlights (continued)

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expenses net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Global High Dividend Low Volatility Portfolio (continued)
Class S2
06-30-22+	12.20	0.14•	(1.32)	(1.18)	0.07	0.38	—	0.45	—	10.57	(9.80)	1.05	1.00	1.00	2.38	209	34
12-31-21	10.35	0.22•	1.88	2.10	0.25	—	—	0.25	—	12.20	20.46	1.06	1.00	1.00	1.92	265	71
12-31-20	10.73	0.19	(0.36)	(0.17)	0.20	—	0.01	0.21	—	10.35	(1.25)	1.06	1.00	1.00	1.95	354	72
12-31-19	9.54	0.26•	1.70	1.96	0.25	0.52	—	0.77	—	10.73	21.26	1.00	1.00	1.00	2.59	332	63
12-31-18	10.95	0.23•	(1.20)	(0.97)	0.43	0.01	—	0.44	—	9.54	(9.27)(a)	1.02	1.01	1.01	2.17	273	147
12-31-17	9.07	0.15•	1.94	2.09	0.21	—	—	0.21	—	10.95	23.29	1.00	1.00	1.00	1.46	422	60
Class T
06-30-22+	12.34	0.13•	(1.34)	(1.21)	0.06	0.38	—	0.44	—	10.69	(9.90)	1.40	1.20	1.20	2.18	2,589	34
12-31-21	10.47	0.20•	1.90	2.10	0.23	—	—	0.23	—	12.34	20.19	1.41	1.20	1.20	1.75	2,920	71
12-31-20	10.85	0.18	(0.37)	(0.19)	0.18	—	0.01	0.19	—	10.47	(1.48)	1.41	1.20	1.20	1.74	2,573	72
12-31-19	9.59	0.26•	1.69	1.95	0.17	0.52	—	0.69	—	10.85	21.05	1.35	1.20	1.20	2.56	3,232	63
12-31-18	10.96	0.22•	(1.21)	(0.99)	0.37	0.01	—	0.38	—	9.59	(9.41)(a)	1.37	1.21	1.21	2.03	31,833	147
12-31-17	9.07	0.13•	1.93	2.06	0.17	—	—	0.17	—	10.96	22.95	1.35	1.20	1.20	1.30	39,544	60
Voya Government Money Market Portfolio
Class I
06-30-22+	1.00	0.00*•	0.00*	0.00*	0.00*	—	—	0.00*	—	1.00	0.08	0.49	0.24	0.24	0.16	502,699	—
12-31-21	1.00	—•	0.00*	0.00	—	0.00*	—	0.00*	—	1.00	0.09	0.50	0.05	0.05	0.00	485,800	—
12-31-20	1.00	0.00*	0.00*	0.00*	0.00*	0.00*	—	0.00*	—	1.00	0.29	0.51	0.17	0.17	0.20	569,945	—
12-31-19	1.00	0.02	0.00*	0.02	0.02	0.00*	—	0.02	—	1.00	1.96	0.39	0.34	0.34	1.86	469,271	—
12-31-18	1.00	0.02	0.00*	0.02	0.02	0.00*	—	0.02	—	1.00	1.56	0.39	0.34	0.34	1.54	463,191	—
12-31-17	1.00	0.01	0.00*	0.01	0.01	0.00*	—	0.01	—	1.00	0.61	0.39	0.34	0.34	0.58	438,591	—
Class S
06-30-22+	1.00	0.00*•	0.00*	0.00*	0.00*	—	—	0.00*	—	1.00	0.05	0.74	0.28	0.28	0.11	50	—
12-31-21	1.00	—•	0.00*	0.00	—	0.00*	—	0.00*	—	1.00	0.09	0.75	0.05	0.05	0.00	57	—
12-31-20	1.00	—	0.00*	0.00	—	0.00*	—	0.00*	—	1.00	0.04	0.76	0.17	0.17	0.00	51	—
06-3-18(5)	1.00	0.01	0.00*	0.01	0.01	0.00*	—	0.01	—	1.00	0.57	0.64	0.49	0.49	1.14	46	—
12-31-17	1.00	0.00*	0.00*	0.00*	0.00*	0.00*	—	0.00*	—	1.00	0.46	0.64	0.49	0.49	0.39	44	—
Voya Growth and Income Portfolio
Class ADV
06-30-22+	22.50	0.06•	(3.62)	(3.56)	—	0.60	—	0.60	—	18.34	(15.87)	1.18	1.10	1.10	0.59	78,142	24
12-31-21	29.29	0.13•	8.14	8.27	0.19	14.87	—	15.06	—	22.50	28.41	1.16	1.06	1.06	0.39	97,015	65
12-31-20	27.93	0.26	4.22	4.48	0.26	2.86	—	3.12	—	29.29	16.74	1.17	1.07	1.07	0.90	903,118	92
12-31-19	24.42	0.35	6.42	6.77	0.35	2.91	—	3.26	—	27.93	28.29	1.13	1.03	1.03	1.17	896,424	69
12-31-18	28.94	0.37•	(1.75)	(1.38)	0.39	2.75	—	3.14	—	24.42	(4.88)	1.13	1.03	1.03	1.29	824,943	84
12-31-17	27.51	0.36•	5.06	5.42	0.41	3.58	—	3.99	—	28.94	19.79	1.13	1.03	1.03	1.21	1,010,017	80
Class I
06-30-22+	23.30	0.11•	(3.75)	(3.64)	—	0.60	—	0.60	—	19.06	(15.67)	0.68	0.65	0.65	1.04	1,719,493	24
12-31-21	29.90	0.29•	8.33	8.62	0.35	14.87	—	15.22	—	23.30	29.00	0.66	0.61	0.61	0.85	2,137,930	65
12-31-20	28.44	0.39	4.32	4.71	0.39	2.86	—	3.25	—	29.90	17.26	0.67	0.62	0.62	1.35	1,845,796	92
12-31-19	24.81	0.48	6.54	7.02	0.48	2.91	—	3.39	—	28.44	28.88	0.63	0.58	0.58	1.62	1,798,927	69
12-31-18	29.37	0.51•	(1.79)	(1.28)	0.53	2.75	—	3.28	—	24.81	(4.46)	0.63	0.58	0.58	1.74	1,602,432	84
12-31-17	27.87	0.51•	5.13	5.64	0.56	3.58	—	4.14	—	29.37	20.34	0.63	0.58	0.58	1.66	1,906,723	80
See Accompanying Notes to Financial Statements
13

Financial Highlights (continued)

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expenses net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Growth and Income Portfolio (continued)
Class S
06-30-22+	22.54	0.08•	(3.63)	(3.55)	—	0.60	—	0.60	—	18.39	(15.80)	0.93	0.90	0.90	0.79	34,045	24
12-31-21	29.32	0.20•	8.16	8.36	0.27	14.87	—	15.14	—	22.54	28.72	0.91	0.86	0.86	0.59	42,612	65
12-31-20	27.96	0.32	4.22	4.54	0.32	2.86	—	3.18	—	29.32	16.93	0.92	0.87	0.87	1.10	482,532	92
12-31-19	24.44	0.41	6.42	6.83	0.40	2.91	—	3.31	—	27.96	28.55	0.88	0.83	0.83	1.37	479,676	69
12-31-18	28.97	0.43•	(1.76)	(1.33)	0.45	2.75	—	3.20	—	24.44	(4.69)	0.88	0.83	0.83	1.49	451,557	84
12-31-17	27.53	0.42•	5.07	5.49	0.47	3.58	—	4.05	—	28.97	20.06	0.88	0.83	0.83	1.41	556,169	80
Class S2
06-30-22+	21.97	0.06•	(3.53)	(3.47)	—	0.60	—	0.60	—	17.90	(15.85)	1.08	1.05	1.05	0.64	399	24
12-31-21	28.88	0.15•	8.03	8.18	0.22	14.87	—	15.09	—	21.97	28.52	1.06	1.01	1.01	0.46	488	65
12-31-20	27.59	0.25•	4.19	4.44	0.29	2.86	—	3.15	—	28.88	16.81	1.07	1.02	1.02	0.95	367	92
12-31-19	24.13	0.47	6.22	6.69	0.32	2.91	—	3.23	—	27.59	28.33	1.03	0.98	0.98	1.23	294	69
12-31-18	28.65	0.38•	(1.73)	(1.35)	0.42	2.75	—	3.17	—	24.13	(4.82)	1.03	0.98	0.98	1.34	407	84
12-31-17	27.27	0.38•	5.01	5.39	0.43	3.58	—	4.01	—	28.65	19.89	1.03	0.98	0.98	1.27	412	80
Voya Intermediate Bond Portfolio
Class ADV
06-30-22+	12.68	0.12•	(1.68)	(1.56)	0.12	—	—	0.12	—	11.00	(12.34)	1.07	1.03	1.03	2.14	224,983	99
12-31-21	13.19	0.26•	(0.44)	(0.18)	0.25	0.00*	0.08	0.33	—	12.68	(1.42)	1.07	1.03	1.03	2.01	284,547	139
12-31-20	12.94	0.32	0.61	0.93	0.38	0.30	—	0.68	—	13.19	7.32	1.08	1.03	1.03	2.40	312,654	99
12-31-19	12.20	0.37	0.76	1.13	0.37	0.02	—	0.39	—	12.94	9.29	1.03	1.03	1.03	2.88	291,207	149
12-31-18	12.73	0.36	(0.50)	(0.14)	0.39	—	—	0.39	—	12.20	(1.08)	1.03	1.03	1.03	2.95	265,204	193
12-31-17	12.53	0.34	0.22	0.56	0.36	—	—	0.36	—	12.73	4.53	1.03	1.02	1.02	2.67	311,323	300
Class I
06-30-22+	12.82	0.16•	(1.70)	(1.54)	0.15	—	—	0.15	—	11.13	(12.05)	0.57	0.53	0.53	2.64	800,038	99
12-31-21	13.33	0.33•	(0.45)	(0.12)	0.31	0.00*	0.08	0.39	—	12.82	(0.88)	0.57	0.53	0.53	2.51	976,144	139
12-31-20	13.08	0.39	0.61	1.00	0.45	0.30	—	0.75	—	13.33	7.81	0.58	0.53	0.53	2.89	1,108,593	99
12-31-19	12.33	0.44	0.77	1.21	0.44	0.02	—	0.46	—	13.08	9.85	0.53	0.53	0.53	3.38	1,023,645	149
12-31-18	12.86	0.43	(0.50)	(0.07)	0.46	—	—	0.46	—	12.33	(0.54)	0.53	0.53	0.53	3.45	986,608	193
12-31-17	12.66	0.41	0.22	0.63	0.43	—	—	0.43	—	12.86	5.04	0.53	0.52	0.52	3.17	1,117,794	300
Class S
06-30-22+	12.74	0.14•	(1.69)	(1.55)	0.14	—	—	0.14	—	11.05	(12.25)	0.82	0.78	0.78	2.39	1,621,059	99
12-31-21	13.24	0.29•	(0.43)	(0.14)	0.28	0.00*	0.08	0.36	—	12.74	(1.07)	0.82	0.78	0.78	2.26	1,956,289	139
12-31-20	12.99	0.35	0.62	0.97	0.42	0.30	—	0.72	—	13.24	7.57	0.83	0.78	0.78	2.65	2,139,406	99
12-31-19	12.25	0.40	0.76	1.16	0.40	0.02	—	0.42	—	12.99	9.54	0.78	0.78	0.78	3.13	2,198,827	149
12-31-18	12.78	0.40	(0.51)	(0.11)	0.42	—	—	0.42	—	12.25	(0.82)	0.78	0.78	0.78	3.20	2,255,122	193
12-31-17	12.58	0.37	0.23	0.60	0.40	—	—	0.40	—	12.78	4.79	0.78	0.77	0.77	2.92	2,587,503	300
Class S2
06-30-22+	12.69	0.13•	(1.68)	(1.55)	0.13	—	—	0.13	—	11.01	(12.29)	0.97	0.93	0.93	2.22	9,675	99
12-31-21	13.19	0.27•	(0.43)	(0.16)	0.26	0.00*	0.08	0.34	—	12.69	(1.24)	0.97	0.93	0.93	2.11	15,571	139
12-31-20	12.94	0.33	0.62	0.95	0.40	0.30	—	0.70	—	13.19	7.42	0.98	0.93	0.93	2.50	21,316	99
12-31-19	12.20	0.38	0.76	1.14	0.38	0.02	—	0.40	—	12.94	9.40	0.93	0.93	0.93	2.99	21,401	149
12-31-18	12.73	0.38	(0.51)	(0.13)	0.40	—	—	0.40	—	12.20	(0.98)	0.93	0.93	0.93	3.05	22,040	193
12-31-17	12.53	0.35	0.22	0.57	0.37	—	—	0.37	—	12.73	4.63	0.93	0.92	0.92	2.77	25,649	300
See Accompanying Notes to Financial Statements
14

Financial Highlights (continued)

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expenses net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Small Company Portfolio
Class ADV
06-30-22+	19.74	(0.02)•	(3.61)	(3.63)	—	4.77	—	4.77	—	11.34	(18.62)	1.48	1.40	1.40	(0.27)	6,976	109
12-31-21	17.36	(0.10)•	2.56	2.46	—	0.08	—	0.08	—	19.74	14.19	1.49	1.40	1.40	(0.52)	8,826	129
12-31-20	15.91	(0.04)	1.77	1.73	0.01	0.27	—	0.28	—	17.36	11.73	1.52	1.40	1.40	(0.31)	6,851	134
12-31-19	14.86	(0.01)	3.55	3.54	0.00*	2.49	—	2.49	—	15.91	25.56	1.39	1.39	1.39	(0.06)	7,227	125
12-31-18	20.95	(0.04)	(2.76)	(2.80)	0.02	3.27	—	3.29	—	14.86	(16.22)	1.39	1.39	1.39	(0.18)	6,342	96
12-31-17	21.20	(0.01)	2.12	2.11	—	2.36	—	2.36	—	20.95	10.69	1.38	1.37	1.37	(0.01)	7,817	74
Class I
06-30-22+	21.22	0.02•	(3.89)	(3.87)	—	4.77	—	4.77	—	12.58	(18.43)	0.98	0.90	0.90	0.22	249,984	109
12-31-21	18.59	(0.01)•	2.75	2.74	0.03	0.08	—	0.11	—	21.22	14.76	0.99	0.90	0.90	(0.03)	344,506	129
12-31-20	17.04	0.05	1.86	1.91	0.09	0.27	—	0.36	—	18.59	12.28	1.02	0.90	0.90	0.19	347,004	134
12-31-19	15.75	0.07•	3.78	3.85	0.07	2.49	—	2.56	—	17.04	26.21	0.89	0.89	0.89	0.44	427,877	125
12-31-18	22.01	0.06•	(2.94)	(2.88)	0.11	3.27	—	3.38	—	15.75	(15.84)	0.89	0.89	0.89	0.31	435,019	96
12-31-17	22.12	0.10	2.23	2.33	0.08	2.36	—	2.44	—	22.01	11.29	0.88	0.87	0.87	0.49	607,230	74
Class R6
06-30-22+	21.23	0.02•	(3.89)	(3.87)	—	4.77	—	4.77	—	12.59	(18.44)	0.87	0.87	0.87	0.24	8,363	109
12-31-21	18.60	(0.00)*•	2.74	2.74	0.03	0.08	—	0.11	—	21.23	14.77	0.87	0.87	0.87	(0.00)*	14,790	129
12-31-20	17.04	0.03	1.89	1.92	0.09	0.27	—	0.36	—	18.60	12.34	0.89	0.89	0.89	0.25	11,466	134
12-31-19	15.75	0.09•	3.76	3.85	0.07	2.49	—	2.56	—	17.04	26.20	0.89	0.89	0.89	0.44	5,665	125
12-31-18	22.01	0.06	(2.94)	(2.88)	0.11	3.27	—	3.38	—	15.75	(15.85)	0.89	0.89	0.89	0.33	6,115	96
12-31-17	22.13	0.11•	2.21	2.32	0.08	2.36	—	2.44	—	22.01	11.23	0.88	0.87	0.87	0.53	6,274	74
Class S
06-30-22+	20.51	(0.00)*•	(3.76)	(3.76)	—	4.77	—	4.77	—	11.98	(18.56)	1.23	1.15	1.15	(0.02)	60,833	109
12-31-21	17.99	(0.06)•	2.66	2.60	—	0.08	—	0.08	—	20.51	14.47	1.24	1.15	1.15	(0.28)	80,449	129
12-31-20	16.48	(0.00)*	1.83	1.83	0.05	0.27	—	0.32	—	17.99	12.04	1.27	1.15	1.15	(0.06)	80,512	134
12-31-19	15.30	0.03	3.66	3.69	0.02	2.49	—	2.51	—	16.48	25.86	1.14	1.14	1.14	0.20	86,035	125
12-31-18	21.46	0.02	(2.86)	(2.84)	0.05	3.27	—	3.32	—	15.30	(16.05)	1.14	1.14	1.14	0.06	80,225	96
12-31-17	21.63	0.05•	2.17	2.22	0.03	2.36	—	2.39	—	21.46	11.00	1.13	1.12	1.12	0.22	111,723	74

(1)
Total return is calculated assuming reinvestment of all dividends, capital gain distributions and return of capital distributions, if any, at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(2)
Annualized for periods less than one year.

(3)
Ratios reflect operating expenses of a Portfolio. Expenses before reductions/additions do not reflect amounts reimbursed or recouped by the Investment Adviser and/or Distributor or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by a Portfolio during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the Investment Adviser and/or Distributor or recoupment of previously reimbursed fees by the Investment Adviser, but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions/additions represent the net expenses paid by a Portfolio. Net investment income (loss) is net of all such additions or reductions.

(4)
Ratios do not include fees and expenses charged under the variable annuity contract or variable life insurance policy.

See Accompanying Notes to Financial Statements
15

Financial Highlights (continued)

(5)
Unaudited. There were no shares outstanding as of December 31, 2018 and December 31, 2019.

(a)
Excluding amounts related to a transition cost reimbursement recorded in the year ended December 31, 2018, total return for Voya Global High Dividend Low Volatility Portfolio would have been (9.37)%, (8.96)%, (9.22)%, (9.38)% and (9.52)% for Classes ADV, I, S, S2 and T, respectively.

+
Unaudited.

•
Calculated using average number of shares outstanding throughout the year or period.

*
Amount is less than $0.005 or 0.005% or more than $(0.005) or (0.005)%.

See Accompanying Notes to Financial Statements
16

NOTES TO FINANCIAL STATEMENTS as of June 30, 2022 (Unaudited)

NOTE 1 — ORGANIZATION
As further detailed below, the Voya Variable Product Funds are series of Voya Balanced Portfolio, Inc., Voya Variable Funds, Voya Variable Portfolios, Inc., Voya Intermediate Bond Portfolio, and Voya Government Money Market Portfolio (collectively, the “Registrants”), all of which are open-end investment management companies registered under the Investment Company Act of 1940, as amended (“1940 Act”).
Voya Balanced Portfolio, Inc. is a company incorporated under the laws of Maryland on December 14, 1988 with one diversified series, Voya Balanced Portfolio (“Balanced”). Voya Variable Funds is a business trust formed under the laws of Massachusetts on January 25, 1984 with one diversified series, Voya Growth and Income Portfolio (“Growth and Income”). Voya Variable Portfolios, Inc. is a company incorporated under the laws of Maryland on June 4, 1996 and has fourteen active separate investment series. The two diversified series of Voya Variable Portfolios, Inc. included in this report are Voya Global High Dividend Low Volatility Portfolio (“Global High Dividend Low Volatility”), and Voya Small Company Portfolio (“Small Company”). Voya Intermediate Bond Portfolio is a business trust formed under the laws of Massachusetts on January 25, 1984 with one diversified series, Voya Intermediate Bond Portfolio (“Intermediate Bond”). Voya Government Money Market Portfolio is a business trust formed under the laws of Massachusetts on January 25, 1984 with one diversified series, Voya Government Money Market Portfolio (“Government Money Market”). Each of the Voya Variable Product Funds is a “Portfolio” and collectively, they are the “Portfolios.” The investment objective of the Portfolios is described in the respective Portfolio’s Prospectus.
The classes of shares included in this report are: Adviser (“Class ADV”), Class I, Class R6, Class S, Service 2 (“Class S2”) and Class T; however, each Portfolio may not offer all share classes. With the exception of class specific matters, each class has equal voting rights as to voting privileges. For class specific proposals, only the applicable class would have voting privileges. The classes differ principally in the applicable distribution and shareholder service fees, as well as differences in the amount of waiver of fees and reimbursement of expenses, if any. Generally, shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders are allocated the common expenses of a portfolio and earn income and realized gains/losses from a portfolio pro rata based on the daily ending net assets of each class, without distinction between share classes. Expenses that are specific to a portfolio or a class are charged directly to that portfolio or class. Other operating expenses shared by several portfolios are generally allocated among those portfolios based on average net assets. Distributions are determined separately for each class based on income and expenses allocated to each class. Realized gain distributions are allocated to each class pro rata based on the shares outstanding of each class on the date of distribution. Differences in per share dividend rates generally result from differences in separate class expenses, including distribution and shareholder service fees, if any, as well as differences in the amount of waiver of fees and reimbursement of expenses between the separate classes, if any.
Voya Investments, LLC (“Voya Investments” or the “Investment Adviser”), an Arizona limited liability company, serves as the Investment Adviser to the Portfolios. Voya Investment Management Co. LLC (“Voya IM” or the “Sub-Adviser”), a Delaware limited liability company, serves as the Sub-Adviser to the Portfolios. Voya Investments Distributor, LLC (“VID” or the “Distributor”), a Delaware limited liability company, serves as the principal underwriter to the Portfolios.
NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies are consistently followed by the Portfolios in the preparation of their financial statements. Each Portfolio is considered an investment company under U.S. generally accepted accounting principles (“GAAP”) and follows the accounting and reporting guidance applicable to investment companies.
A. Security Valuation. Each Portfolio is open for business every day the New York Stock Exchange (“NYSE”) opens for regular trading (each such day, a “Business Day”). The net asset value (“NAV”) per share for each class of each Portfolio, (except Government Money Market), is determined each Business Day as of the close of the regular trading session (“Market Close”), as determined by the Consolidated Tape Association (“CTA”), the central distributor of transaction prices for exchange-traded securities (normally 4:00 p.m. Eastern time unless otherwise designated by the CTA). The data reflected on the consolidated tape provided by the CTA is generated by various market centers, including all securities exchanges, electronic communications networks, and third-market broker-dealers. The NAV per share of each class of each Portfolio is calculated by taking the value of the Portfolio’s assets attributable to that class, subtracting the Portfolio’s liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding. On days when a Portfolio is closed for business, Portfolio shares will not be priced and a Portfolio does not transact purchase and redemption orders. To the extent a Portfolio’s

17

NOTES TO FINANCIAL STATEMENTS as of June 30, 2022 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

assets are traded in other markets on days when a Portfolio does not price its shares, the value of a Portfolio’s assets will likely change and you will not be able to purchase or redeem shares of a Portfolio.
Assets for which market quotations are readily available are valued at market value. A security listed or traded on an exchange is valued at its last sales price or official closing price as of the close of the regular trading session on the exchange where the security is principally traded or, if such price is not available, at the last sale price as of the Market Close for such security provided by the CTA. Bank loans are valued at the average of the averages of the bid and ask prices provided to an independent loan pricing service by brokers. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Investments in open-end registered investment companies that do not trade on an exchange are valued at the end of day NAV per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the regular trading session on the exchange where the security is principally traded.
When a market quotation is not readily available or is deemed unreliable, each Portfolio will determine a fair value for the relevant asset in accordance with procedures adopted by the Portfolios’ Board of Directors/Trustees (“Board”). Such procedures provide, for example, that: (a) Exchange-traded securities are valued at the mean of the closing bid and ask; (b) Debt obligations are valued using an evaluated price provided by an independent pricing service. Evaluated prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect factors such as institution-size trading in similar groups of securities, developments related to specific securities, benchmark yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data; (c) Securities traded in the over-the-counter (“OTC”) market are valued based on prices provided by independent pricing services or market makers; (d) Options not listed on an exchange are valued by an independent source using an industry accepted model, such as Black-Scholes; (e) Centrally cleared swap agreements are valued using a price provided by an independent pricing service; (f) OTC swap agreements are valued using a price provided by an independent pricing service; (g) Forward foreign currency exchange contracts are valued utilizing current and forward rates obtained from an independent pricing service. Such prices from the third party pricing service are for specific settlement periods and each Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent period reported by the independent pricing service; and (h) Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by brokers.
The prospectuses of the open-end registered investment companies in which each Portfolio may invest explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.
Foreign securities’ (including forward foreign currency exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of Market Close. If market quotations are available and believed to be reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before Market Close, closing market quotations may become unreliable. An independent pricing service determines the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of Market Close. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be valued by the independent pricing service using pricing models designed to estimate likely changes in the values of those securities between the times in which the trading in those securities is substantially completed and Market Close. Multiple factors may be considered by the independent pricing service in determining the value of such securities and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures.
All other assets for which market quotations are not readily available or became unreliable (or if the above fair valuation methods are unavailable or determined to be unreliable) are valued at fair value as determined in good faith by or under the supervision of the Board following procedures approved by the Board. The Board has delegated to the Investment Adviser responsibility for overseeing the implementation of the Portfolios’ valuation procedures; a “Pricing Committee” comprised of employees of the Investment Adviser or its affiliates has responsibility for applying the fair valuation methods set forth in the procedures and, if a fair valuation cannot be determined pursuant to the fair valuation methods, determining the fair value of assets held by the Portfolios. Issuer specific events, transaction price, position size, nature and duration of restrictions on disposition of the security, market trends, bid/ask quotes of brokers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value. Valuations change in response to many factors including

18

NOTES TO FINANCIAL STATEMENTS as of June 30, 2022 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of fair valuation, the values used to determine each Portfolio’s NAV may materially differ from the value received upon actual sale of those investments. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders’ investments in each Portfolio. Each Portfolio’s fair value policies and procedures and valuation practices may be subject to change as a result of new Rule 2a-5 under the 1940 Act.
Government Money Market uses the amortized cost method to value its portfolio securities and seeks to maintain a constant NAV of $1.00 per share, although there may be circumstances under which this goal cannot be achieved. The amortized cost method involves valuing a security at its cost and amortizing any discount or premium over the period until maturity, regardless of the impact of fluctuating interest rates or the market value of the security. Although the Board has established procedures designed to stabilize, to the extent reasonably possible, the share price of Government Money Market, there can be no assurance that the Portfolio’s NAV can be maintained at $1.00 per share.
Each investment asset or liability of the Portfolios is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as “Level 1,” inputs other than quoted prices for an asset or liability that are observable are classified as “Level 2” and significant unobservable inputs, including the Sub-Adviser’s or Pricing Committee’s judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Short-term securities of sufficient credit quality are generally considered to be Level 2 securities under applicable accounting rules. A table summarizing the Portfolios’ investments under these levels of classification is included within the Portfolio of Investments.
GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. A reconciliation of Level 3 investments within the Portfolio of Investments is presented only when a Portfolio has a significant amount of Level 3 investments.
B. Securities Transactions and Revenue Recognition. Securities transactions are accounted for on the trade date. Realized gains and losses are reported on the basis of identified cost of securities sold. Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date, or for certain foreign securities, when the information becomes available to the Portfolios. Premium amortization and discount accretion are determined by the effective yield method.
C. Foreign Currency Translation. The books and records of the Portfolios are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:
(1)
Market value of investment securities, other assets and liabilities — at the exchange rates prevailing at Market Close.

(2)
Purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets and the market values are presented at the foreign exchange rates at Market Close, the Portfolios do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments. For securities, which are subject to foreign withholding tax upon disposition, liabilities are recorded on the Statements of Assets and Liabilities for the estimated tax withholding based on the securities’ current market value. Upon disposition, realized gains or losses on such securities are recorded net of foreign withholding tax.
Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding tax reclaims recorded on each Portfolio’s book, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities, resulting from changes in the exchange rate. Foreign security and currency transactions may involve certain considerations and risks not typically associated with investing in U.S. companies and U.S. government securities. These risks include, but are not limited to, revaluation of currencies and future adverse political and economic developments, which could cause securities and their markets to be less liquid and prices more volatile than those of comparable U.S.

19

NOTES TO FINANCIAL STATEMENTS as of June 30, 2022 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

companies and U.S. government securities. The foregoing risks are even greater with respect to securities of issuers in emerging markets.
D. Risk Exposures and the Use of Derivative Instruments. Certain Portfolios’ investment strategies permit the Portfolios to enter into various types of derivatives contracts, including, but not limited to, futures contracts, forward foreign currency exchange contracts, credit default swaps, interest rate swaps, total return swaps, and purchased and written options. In doing so, a Portfolio will employ strategies in differing combinations to permit it to increase or decrease the level of risk, or change the level or types of exposure to risk factors. This may allow a Portfolio to pursue its objectives more quickly and efficiently than if it were to make direct purchases or sales of securities capable of affecting a similar response to market or credit factors.
In pursuit of its investment objectives, a Portfolio may seek to increase or decrease its exposure to the following market or credit risk factors:
Credit Risk. The price of a bond or other debt instrument is likely to fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay its financial obligations altogether.
Equity Risk. Stock prices may be volatile or have reduced liquidity in response to real or perceived impacts of factors including, but not limited to, economic conditions, changes in market interest rates, and political events. Stock markets tend to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. Additionally, legislative, regulatory or tax policies or developments in these areas may adversely impact the investment techniques available to a manager, add to costs and impair the ability of a Portfolio to achieve its investment objectives.
Foreign Exchange Rate Risk. To the extent that a Portfolio invests directly in foreign (non-U.S.) currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those foreign (non-U.S.) currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged by a Portfolio through foreign currency exchange transactions.
Currency rates may fluctuate significantly over short periods of time. Currency rates may be affected by changes in market interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, by the imposition of currency controls, or other political or economic developments in the United States or abroad.
Interest Rate Risk. With bonds and other fixed rate debt instruments, a rise in market interest rates generally causes values to fall; conversely, values generally rise as market interest rates fall. The higher the credit quality of the instrument, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk. In the case of inverse securities, the interest rate paid by the securities is a floating rate, which generally will decrease when the market rate of interest to which the inverse security is indexed increases and will increase when the market rate of interest to which the inverse security is indexed decreases. As of the date of this report, the United States experiences a low interest rate environment, which may increase a Portfolio’s exposure to risks associated with rising market interest rates. Rising market interest rates could have unpredictable effects on the markets and may expose fixed-income and related markets to heightened volatility. For a fund that invests in fixed-income securities, an increase in market interest rates may lead to increased redemptions and increased portfolio turnover, which could reduce liquidity for certain investments, adversely affect values, and increase costs. If dealer capacity in fixed-income markets is insufficient for market conditions, it may further inhibit liquidity and increase volatility in the fixed-income markets. Further, recent and potential changes in government policy may affect interest rates.
Risks of Investing in Derivatives. A Portfolio’s use of derivatives can result in losses due to unanticipated changes in the market or credit risk factors and the overall market. In instances where a Portfolio is using derivatives to decrease, or hedge, exposures to market or credit risk factors for securities held by a Portfolio, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.
Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in market interest rates and liquidity and volatility risk. The amounts required to purchase certain derivatives may be small relative to the magnitude of exposure assumed by a Portfolio. Therefore, the purchase of certain derivatives may have an economic leveraging effect on a Portfolio and exaggerate any

20

NOTES TO FINANCIAL STATEMENTS as of June 30, 2022 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

increase or decrease in the NAV. Derivatives may not perform as expected, so a Portfolio may not realize the intended benefits. When used for hedging purposes, the change in value of a derivative may not correlate as expected with the currency, security or other risk being hedged. When used as an alternative or substitute for direct cash investments, the return provided by the derivative may not provide the same return as direct cash investment. In addition, given their complexity, derivatives expose a Portfolio to the risk of improper valuation.
Generally, derivatives are sophisticated financial instruments whose performance is derived, at least in part, from the performance of an underlying asset or assets. Derivatives include, among other things, swap agreements, options, forwards and futures. Investments in derivatives are generally negotiated OTC with a single counterparty and as a result are subject to credit risks related to the counterparty’s ability or willingness to perform its obligations; any deterioration in the counterparty’s creditworthiness could adversely affect the value of the derivative. In addition, derivatives and their underlying securities may experience periods of illiquidity which could cause a Portfolio to hold a security it might otherwise sell, or to sell a security it otherwise might hold at inopportune times or at an unanticipated price. A manager might imperfectly judge the direction of the market. For instance, if a derivative is used as a hedge to offset investment risk in another security, the hedge might not correlate to the market’s movements and may have unexpected or undesired results such as a loss or a reduction in gains.
Counterparty Credit Risk and Credit Related Contingent Features. Certain derivative positions are subject to counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to a Portfolio. Each Portfolio’s derivative counterparties are financial institutions who are subject to market conditions that may weaken their financial position. A Portfolio intends to enter into financial transactions with counterparties that they believe to be creditworthy at the time of the transaction. To reduce this risk, a Portfolio has entered into master netting arrangements, established within each Portfolio’s International Swap and Derivatives Association, Inc. Master Agreements (“Master Agreements”). These Master Agreements are with select counterparties and they govern transactions, including certain OTC derivative and forward foreign currency contracts, entered into by a Portfolio and the counterparty. The Master Agreements maintain provisions for general obligations, representations, agreements, collateral, and events of default or termination. The occurrence of a specified event of termination may give a counterparty the right to terminate all of its contracts and affect settlement of all outstanding transactions under the applicable Master Agreement.
A Portfolio may also enter into collateral agreements with certain counterparties to further mitigate counterparty credit risk on OTC derivative and forward foreign currency contracts. Subject to established minimum levels, collateral is generally determined based on the net aggregate unrealized gain or loss on contracts with a certain counterparty. Collateral pledged to or from a Portfolio is held in a segregated account by a third-party agent and can be in the form of cash or debt securities issued by the U.S. government or related agencies.
As of June 30, 2022, the maximum amount of loss that Balanced and Intermediate Bond would incur if the counterparties to their derivative transactions failed to perform would be $40,118 and $1,894,903, respectively, which represent the gross payments to be received by the Portfolios on OTC purchased options and open forward foreign currency contracts were they to be unwound as of June 30, 2022. At June 30, 2022, Intermediate Bond received $1,570,000 in cash collateral to certain counterparties for open OTC derivatives. Balanced did not receive any cash collateral at June 30, 2022.
Each Portfolio has credit-related contingent features that if triggered would allow its derivative counterparties to close out and demand payment or additional collateral to cover their exposure from a Portfolio. Credit-related contingent features are established between each Portfolio and their derivatives counterparties to reduce the risk that a Portfolio will not fulfill its payment obligations to its counterparties. These triggering features include, but are not limited to, a percentage decrease in a Portfolio’s net assets and/or a percentage decrease in a Portfolio’s NAV, which could cause a Portfolio to accelerate payment of any net liability owed to the counterparty. The contingent features are established within each Portfolio’s Master Agreements.
As of June 30, 2022, Balanced and Intermediate Bond had a liability position of $50,873 and $1,636,327, respectively, on open forward foreign currency contracts, forward premium swaptions, and OTC written options. If a contingent feature would have been triggered as of June 30, 2022, these Portfolios could have been required to pay these amounts in cash to their counterparties. At June 30, 2022, Intermediate Bond pledged $700,000 in cash collateral to certain counterparties for open OTC derivatives. Balanced did not pledge any cash collateral at June 30, 2022 .
E. Forward Foreign Currency Transactions and Futures Contracts. Certain Portfolios may enter into

21

NOTES TO FINANCIAL STATEMENTS as of June 30, 2022 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

foreign currency exchange transactions to convert to and from different foreign currencies and to and from the U.S. dollar in connection with the planned purchases or sales of securities. When entering into a forward foreign currency contract, a Portfolio agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed upon future date. A Portfolio either enters into these transactions on a spot basis at the spot rate prevailing in the foreign currency exchange market or uses forward foreign currency contracts to purchase or sell foreign currencies. When the contract is fulfilled or closed, gains or losses are realized. Until then, the gain or loss is included in unrealized appreciation or depreciation. Risks may arise upon entering into forward contracts from the potential inability of counterparties to meet the terms of their forward contracts and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.
During the period ended June 30, 2022, the following Portfolios had average contract amounts on forward foreign currency contracts purchased and sold as disclosed below:
	Purchased	Sold
Balanced	$226,694	$757,789
Intermediate Bond	15,150,487	49,681,466
The above Portfolios entered into forward foreign currency contracts to protect any non-U.S. dollar-denominated holdings from adverse currency movements. Please refer to the tables within each respective Portfolio of Investments for open forward foreign currency contracts at June 30, 2022.
Each Portfolio, with the exception of Government Money Market, may enter into futures contracts involving foreign currency, interest rates, securities and security indices. A futures contract is a commitment to buy or sell a specific amount of a financial instrument at a negotiated price on a stipulated future date. A Portfolio may buy and sell futures contracts. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when each Portfolio’s assets are valued.
Upon entering into a futures contract, a Portfolio is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by a Portfolio each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses and, if any, shown as variation margin receivable or payable on futures contracts on the Statement of Assets and Liabilities. Open futures contracts are reported on a table within each Portfolio’s Portfolio of Investments. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are footnoted in the Portfolio of Investments. Cash collateral held by the broker to cover initial margin requirements on open futures contracts are noted in the Statements of Assets and Liabilities. The net change in unrealized appreciation and depreciation is reported in the Statements of Operations. Realized gains (losses) are reported in the Statements of Operations at the closing or expiration of futures contracts.
Futures contracts are exposed to the market risk factor of the underlying financial instrument. During the period ended June 30, 2022, Balanced and Intermediate Bond have purchased and sold futures contracts on various bonds and notes as part of their duration management. Additional associated risks of entering into futures contracts include the possibility that there may be an illiquid market where a Portfolio is unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of a Portfolio’s securities. With futures, there is minimal counterparty credit risk to the Portfolios since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. During the period ended June 30, 2022, the following Portfolios had average notional values on futures contracts purchased and sold as disclosed below:
	Purchased	Sold
Balanced	$20,836,261	$10,276,340
Intermediate Bond	234,017,638	136,681,036
Please refer to the tables within each respective Portfolio of Investments for the above Portfolios’ open futures contracts at June 30, 2022.
F. Options Contracts. Certain Portfolios may write call and put options on futures, swaps (“swaptions”), securities, commodities or foreign currencies it owns or in which it may invest. Writing put options tends to increase the Portfolios exposure to the underlying instrument. Writing call options tends to decrease the Portfolios exposure to the underlying instrument. When a Portfolio writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding on the Statements of Assets and Liabilities. Forward premium swaptions include premiums that have extended settlement dates. The delayed settlement of the premiums

22

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NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

is factored into the daily valuation of the option contracts. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain or loss. A Portfolio as a writer of an option has no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Portfolios may not be able to enter into a closing transaction because of an illiquid market. The Portfolios may also purchase put and call options. Purchasing call options tends to increase the Portfolios’ exposure to the underlying instrument. Purchasing put options tends to decrease the Portfolios exposure to the underlying instrument. The Portfolios pay a premium which is included on the Statements of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss.
During the period ended June 30, 2022, Balanced and Intermediate Bond had purchased foreign currency options to manage their foreign exchange exposure. Balanced and Intermediate Bond had average notional values of $5,556,000 and $152,789,750, respectively, on purchased foreign currency options. Please refer to the tables within the Portfolio of Investments for open purchased foreign currency options at June 30, 2022.
During the period ended June 30, 2022, Balanced and Intermediate Bond had written foreign currency options to generate income. Balanced and Intermediate Bond had average notional values of $3,051,000 and $82,777,500, respectively, on written foreign currency options. There were no open written foreign currency options at June 30, 2022.
During the period ended June 30, 2022, Balanced and Intermediate Bond had purchased forward premium swaptions with an average notional value of $2,544,000 and $72,004,800, respectively, to gain exposure to manage duration and yield curve exposures. Please refer to the tables within the Portfolio of Investments for open purchased forward premium swaptions at June 30, 2022.
During the period ended June 30, 2022, Balanced and Intermediate Bond had written interest swaptions to generate income. Balanced and Intermediate Bond had average notional values of $2,031,000 and $60,828,000, respectively, on written interest swaptions. There were no open written interest swaptions at June 30, 2022.
During the period ended June 30, 2022, Balanced and Intermediate Bond had purchased options on equity indices with an average notional value of $6,492,860 and $235,457,674, respectively, to gain exposure to certain equity markets. There were no open purchased equity options at June 30, 2022.
During the period ended June 30, 2022, Balanced and Intermediate Bond had written options on equity indices with an average notional value of $3,487,622 and $127,470,607, respectively, to generate income. There were no open written equity options at June 30, 2022.
G. Distributions to Shareholders. The Portfolios record distributions to their shareholders on the ex-dividend date. All Portfolios distribute capital gains, if any, annually. Balanced and Small Company declare and pay dividends, if any, annually. Growth and Income declares and pays dividends, if any, semi-annually. Government Money Market and Intermediate Bond declare dividends daily and pay dividends, if any, monthly. Global High Dividend Low Volatility declares and pays dividends, if any, quarterly. The Portfolios may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. The characteristics of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP for investment companies.
H. Federal Income Taxes. It is the policy of each Portfolio to comply with the requirements of subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized capital gains to its shareholders. Therefore, a federal income tax or excise tax provision is not required. Management has considered the sustainability of the Portfolios’ tax positions taken on federal income tax returns for all open tax years in making this determination. No capital gain distributions shall be made until the capital loss carryforwards have been fully utilized.
The Portfolios may utilize equalization accounting for tax purposes, whereby a portion of redemption payments are treated as distributions of income or gain.

23

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NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

I. Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
J. Repurchase Agreements. Each Portfolio may invest in repurchase agreements only with government securities dealers recognized by the Board of Governors of the Federal Reserve System. Under such agreements, the seller of the security agrees to repurchase it at a mutually agreed upon time and price. The resale price is in excess of the purchase price and reflects an agreed upon interest rate for the period of time the agreement is outstanding. The period of the repurchase agreements is usually short, from overnight to one week, while the underlying securities generally have longer maturities. Each Portfolio will receive as collateral securities acceptable to it whose market value is equal to at least 100% of the carrying amount of the repurchase agreements, plus accrued interest, being invested by the Portfolio. The underlying collateral is valued daily on a mark-to-market basis to assure that the value, including accrued interest is at least equal to the repurchase price. There would be potential loss to the Portfolio in the event the Portfolio is delayed or prevented from exercising its right to dispose of the collateral, and it might incur disposition costs in liquidating the collateral.
Repurchase agreements are entered into by the Portfolios under Master Repurchase Agreements (“MRA”) which permit the Portfolios, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset receivables or payables under the MRA with collateral held and/or pledged by the counterparty and create one single net payment due to or from the respective Portfolio. Please refer to the table within the Portfolio of Investments for Government Money Market for open repurchase agreements subject to the MRA on a net basis at June 30, 2022.
K. Securities Lending. Each Portfolio (except Government Money Market) may temporarily loan up to 33 1∕3% of its total assets to brokers, dealers or other financial institutions in exchange for a negotiated lender’s fee. Securities lending involves two primary risks: “investment risk” and “borrower default risk.” When lending securities, the Portfolios will receive cash or U.S. government securities as collateral. Investment risk is the risk that the Portfolios will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolios will lose money due to the failure of a borrower to return a borrowed security. Loans are subject to termination at the option of the borrower or the Portfolios. Securities lending may result in leverage. The use of leverage may exaggerate any increase or decrease in the NAV, causing the Portfolios to be more volatile. The use of leverage may increase expenses and increase the impact of the Portfolios’ other risks.
L. Restricted Securities. The Portfolios may invest in restricted securities, which include those sold under Rule 144A of the Securities Act of 1933, as amended (“1933 Act”) or securities offered pursuant to Section 4(a)(2) of the 1933 Act, and/or are subject to legal or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Restricted securities are fair valued using market quotations when readily available. In the absence of market quotations, the securities are valued based upon their fair value determined in good faith under procedures approved by the Board.
Securities that are not registered for sale to the public under the 1933 Act are referred to as “restricted securities.” These securities may be sold in private placement transactions between issuers and their purchasers and may be neither listed on an exchange nor traded in other established markets. Many times these securities are subject to legal or contractual restrictions on resale. As a result of the absence of a public trading market, the prices of these securities may be more volatile, less liquid and more difficult to value than publicly traded securities. The price realized from the sale of these securities could be less than the amount originally paid or less than their fair value if they are resold in privately negotiated transactions. In addition, these securities may not be subject to disclosure and other investment protection requirements that are afforded to publicly traded securities. Certain investments may include investment in smaller, less seasoned issuers, which may involve greater risk.
M. When-Issued and Delayed-Delivery Transactions. Each Portfolio may purchase or sell securities on a when-issued or forward commitment basis. The price of the underlying securities and date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The fair value of such is identified in the Portfolio of Investments. Losses may arise due to changes in the fair value of the securities or from the inability of counterparties to meet the terms of the contract. In connection with such purchases, the Portfolios are required to hold liquid assets as collateral with the Portfolios’ custodian sufficient to cover the purchase price.

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NOTES TO FINANCIAL STATEMENTS as of June 30, 2022 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

To mitigate counterparty risk, certain Portfolios have entered into Master Securities Forward Transaction Agreements (“MSFTA”) with their respective counterparties that provide for collateral and the right to offset amounts due to or from those counterparties under specified conditions. Subject to minimum transfer amounts, collateral requirements are determined and transfers made based on the net aggregate unrealized gain or loss on all the when-issued or delayed-delivery transactions with a particular counterparty. Cash collateral, if any, is presented on the Statement of Assets and Liabilities as an asset (Cash pledged as collateral for delayed-delivery or when-issued securities) and a liability (Cash received as collateral for delayed-delivery or when-issued securities). At June 30, 2022, Intermediate Bond pledged and received $2,262,579 and $1,279,242, respectively, in cash collateral for open when-issued or delayed-delivery transactions.
N. Mortgage Dollar Roll Transactions. Each Portfolio, except Small Company, may engage in dollar roll transactions with respect to mortgage-backed securities issued by Government National Mortgage Association, Federal National Mortgage Association and Federal Home Loan Mortgage Corp. In a dollar roll transaction, a Portfolio sells a mortgage-backed security to a financial institution, such as a bank or broker/dealer, and simultaneously agrees to repurchase a substantially similar (i.e., same type, coupon, and maturity) security from the institution on a delayed delivery basis at an agreed upon price. The mortgage-backed securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories. The Portfolios account for dollar roll transactions as purchases and sales. For fee based roll transactions, the fee is recorded as income.
O. Swap Agreements. Certain Portfolios may enter into swap agreements. A swap is an agreement between two parties pursuant to which each party agrees to make one or more payments to the other at specified future intervals based on the return of an asset (such as a stock, bond or currency) or non-asset reference (such as an interest rate or index). Swap agreements are privately negotiated in the OTC market and may be executed in a multilateral or other trade facility platform, such as a registered commodities exchange (“centrally cleared swaps”). The swap agreement will specify the “notional” amount of the asset or non-asset reference to which the contract relates. Subsequent changes in fair value, if any, are calculated based upon changes in the performance of the asset or non-asset reference multiplied by the notional value of the contract. A Portfolio may enter into credit default, interest rate, total return and currency swaps to manage its exposure to credit, currency and interest rate risk. All outstanding swap agreements are reported within each Portfolio’s Portfolio of Investments.
Swaps are marked to market daily using quotations primarily from third party pricing services, counterparties or brokers. The value of the swap contract is recorded on each Portfolio’s Statement of Assets and Liabilities. During the term of the swap, changes in the value of the swap, if any, are recorded as unrealized gains or losses on the Statement of Operations. Upfront payments paid or received by a Portfolio when entering into the agreements are reported on the Statement of Assets and Liabilities and as a component of the changes in unrealized gains or losses on the Statement of Operations. These upfront payments represent the amounts paid or received when initially entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and the prevailing market conditions. The upfront payments are included as a component in the realized gains or losses on each Portfolio’s Statement of Operations upon termination or maturity of the swap. A Portfolio also records net periodic payments paid or received on the swap contract as a realized gain or loss on the Statement of Operations.
In a centrally cleared swap, immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (the “CCP”) and the Portfolio’s counterparty on the swap agreement becomes the CCP. The Portfolios are required to interface with the CCP through a broker. Upon entering into a centrally cleared swap, the Portfolios are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are footnoted as pledged on the Portfolio of Investments and cash deposited is recorded on the Statements of Assets and Liabilities as cash pledged for centrally cleared swaps. The daily change in valuation of centrally cleared swaps is recorded as a receivable or payable for variation margin in the Statements of Assets and Liabilities. Payments received from (paid to) the counterparty, including at termination, are recorded as realized gain (loss) on the Statements of Operations.
Entering into swap agreements involves the risk that the maximum potential loss of an investment exceeds the current value of the investment as reported on each Portfolio’s Statement of Assets and Liabilities. Other risks involve the possibility that the counterparty to the agreements may default on its obligation to perform, that there will be no liquid market for these investments and that unfavorable changes in the market will have a negative impact on the value of the index or securities underlying the respective swap agreement.

25

NOTES TO FINANCIAL STATEMENTS as of June 30, 2022 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

Credit Default Swap Contracts. A credit default swap is a bilateral agreement between counterparties in which the buyer of the protection agrees to make a stream of periodic payments to the seller of protection in exchange for the right to receive a specified return in the event of a default or other credit event for a referenced entity, obligation or index. As a seller of protection on credit default swaps, a Portfolio will generally receive from the buyer a fixed payment stream based on the notional amount of the swap contract. This fixed payment stream will continue until the swap contract expires or a defined credit event occurs.
A Portfolio is subject to credit risk in the normal course of pursuing its investment objectives. As a seller of protection in a credit default swap, a Portfolio may execute these contracts to manage its exposure to the market or certain sectors of the market. Certain Portfolios may also enter into credit default swaps to speculate on changes in an issuer’s credit quality, to take advantage of perceived spread advantages, or to offset an existing short equivalent (i.e. buying protection on an equivalent reference entity).
Certain Portfolios may sell credit default swaps which expose these Portfolios to the risk of loss from credit risk related events specified in the contract. Although contract specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default or repudiation/moratorium. If a Portfolio is a seller of protection, and a credit event occurs, as defined under the terms of that particular swap agreement, a Portfolio will generally either (i) pay to the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations, or underlying securities comprising a referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising a referenced index. If a Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.
Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues are disclosed in each Portfolio’s Portfolio of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swaps on asset-backed securities or credit indices, the quoted market prices and resulting fair values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing fair values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
The maximum amount of future payments (undiscounted) that a Portfolio as seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreements, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Portfolio for the same referenced entity or entities.
For the period ended June 30, 2022, Balanced and Intermediate Bond bought credit protection on credit default swap indices (“CDX”). A CDX is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. Balanced and Intermediate Bond used CDX swaps to hedge the credit risk associated with various sectors within the credit market.
For the period ended June 30, 2022, Balanced and Intermediate Bond had an average notional amount of $2,000,000 and $63,798,660, respectively, on credit default swaps to buy protection. Please refer to the tables within the Portfolio of Investments for Intermediate Bond for open credit default swaps to buy protection at June 30, 2022. Balanced did not have any open credit default swaps to buy protection at June 30, 2022.
For the period ended June 30, 2022, Balanced had an average notional amount of $1,374,800 on credit default

26

NOTES TO FINANCIAL STATEMENTS as of June 30, 2022 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

swaps to sell protection. The Portfolio did not have any open credit default swaps to sell protection at June 30, 2022.
Interest Rate Swap Contracts. An interest rate swap involves the agreement between counterparties to exchange periodic payments based on interest rates. One payment will be based on a floating rate of a specified interest rate while the other will be a fixed rate. Risks involve the future fluctuations of interest rates in which a Portfolio may make payments that are greater than what a Portfolio received from the counterparty. Other risks include credit, liquidity and market risk.
For the period ended June 30, 2022, Balanced and Intermediate Bond has entered into interest rate swaps in which they pay a floating interest rate and receive a fixed interest rate (“Long interest rate swap”) in order to increase exposure to interest rate risk. During the period ended June 30, 2022, Balanced and Intermediate Bond had average notional amounts of $521,900 and $14,967,000, respectively, on Long interest rate swaps.
For the period ended June 30, 2022, Balanced and Intermediate Bond has entered into interest rate swaps in which they pay a fixed interest rate and receive a floating interest rate (“Short interest rate swap”) in order to decrease exposure to interest rate risk. During the period ended June 30, 2022, Balanced and Intermediate Bond had average notional amounts of $716,500 and $20,589,350, respectively, on Short interest rate swaps.
Balanced and Intermediate Bond entered into interest rate swaps to adjust interest rate and yield curve exposures and to substitute for physical fixed-income securities. Please refer to the tables within the Portfolio of Investments for open interest rate swaps at June 30, 2022.
At June 30, 2022, Balanced and Intermediate Bond had pledged $300,000 and $2,101,000, respectively, in cash collateral for open centrally cleared swaps.
P. Indemnifications. In the normal course of business, the Registrants may enter into contracts that provide certain indemnifications. The Registrants’ maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolios and, therefore, cannot be estimated; however, based on experience, management considers the risk of loss from such claims remote.
NOTE 3 — INVESTMENT TRANSACTIONS
For the period ended June 30, 2022, the cost of purchases and the proceeds from the sales of securities, excluding short-term and U.S. government securities, were as follows:
	Purchases	Sales
Balanced	$115,099,763	$134,650,887
Global High Dividend Low Volatility	199,269,961	229,467,479
Growth and Income	495,969,419	569,836,371
Intermediate Bond	375,591,491	665,095,805
Small Company	421,738,361	459,923,472
U.S. government securities not included above were as follows:
	Purchases	Sales
Balanced	$155,055,795	$139,926,305
Intermediate Bond	2,731,153,383	2,374,554,301
NOTE 4 — INVESTMENT MANAGEMENT FEES
The Portfolios have entered into an investment management agreement (“Management Agreement”) with the Investment Adviser. The Investment Adviser has overall responsibility for the management of the Portfolios. The Investment Adviser oversees all investment management and portfolio management services for the Portfolios and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Portfolios, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services. This Management Agreement compensates the Investment Adviser with a management fee, computed daily and payable monthly, based on the average daily net assets of each Portfolio, at the following annual rates:
Portfolio	Fee
Balanced	0.60%
Global High Dividend Low Volatility	0.56% on the first $500 million; 0.53% on the next $500 million; 0.51% thereafter
Government Money Market(1)	0.35%
Growth and Income(2)	0.600% on the first $5 billion; 0.550% on the next $5 billion; 0.525% thereafter
Intermediate Bond	0.50% on first $4 billion; 0.48% on next $3 billion; 0.46% thereafter
Small Company(3)	0.75%

(1)
The Investment Adviser is contractually obligated to waive a portion of the management fee equal to 0.045% on the first $5 billion and 0.070% thereafter of the Portfolio’s average daily net assets. This waiver is not eligible for recoupment. Termination or modification of this obligation requires approval by the Board.

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NOTES TO FINANCIAL STATEMENTS as of June 30, 2022 (Unaudited) (continued)

NOTE 4 — INVESTMENT MANAGEMENT FEES (continued)

(2)
Prior to May 1, 2022 the Investment Adviser contractually waived amounts equal to 0.045% on the first $5 billion and 0.070% thereafter of the Portfolio’s average daily net assets. Termination of this obligation was approved by the Board.

(3)
Prior to June 1, 2022, the management fee was 0.85%.

The Investment Adviser has entered into sub-advisory agreements with Voya IM with respect to each Portfolio. Voya IM provides investment advice for the Portfolios and is paid by the Investment Adviser based on the average daily net assets of each respective Portfolio. Subject to such policies as the Board or the Investment Adviser may determine, Voya IM manages the Portfolios’ assets in accordance with each Portfolio’s investment objectives, policies, and limitations.
NOTE 5 — DISTRIBUTION AND SERVICE FEES
Class ADV, Class S, Class S2 and Class T shares of the respective Portfolios are subject to a shareholder services and distribution plan or a distribution plan (each a “Plan” and collectively, the “Plans”). Pursuant to the Plans, the Distributor is entitled to a payment each month to compensate for expenses incurred in the distribution and promotion of the Portfolios’ shares, including expenses incurred in printing prospectuses and reports used for sales purposes, expenses incurred in preparing and printing sales literature and other such distribution related expenses, including any distribution or shareholder servicing fees paid to securities dealers who have executed a distribution agreement with the Distributor.
Under the Plans for Class ADV and Class S2 shares of the respective Portfolios, the Distributor is paid an annual shareholder service fee at the rate of 0.25% of each Portfolio’s average daily net assets attributable to its Class ADV and Class S2 shares. The Distributor is paid an annual distribution fee at the rate of 0.25% of the Portfolio’s average daily net assets attributable to its Class ADV shares and the Distributor is paid an annual distribution fee at the rate of 0.15% of the Portfolio’s average daily net assets attributable to its Class S2 shares. The Distributor has contractually agreed to waive 0.05% of the distribution fee for Class ADV shares of Growth and Income so that the actual fee paid by Class ADV shares of the Portfolio is an annual rate of 0.20%. This waiver is not eligible for recoupment. Termination or modification of this waiver requires approval by the Board.
Under the Plan for Class S shares of the respective Portfolios, Class S shares of the Portfolios pay the Distributor a fee calculated at an annual rate of 0.25% of the Portfolio’s average daily net assets attributable to its Class S shares. For Government Money Market, the
Distributor has contractually agreed to waive 0.10% of average daily net assets attributable to distribution and/or shareholder service fees for Class S shares, so that the actual fee paid by Class S shares of Government Money Market is an annual rate of 0.15%. This waiver is not eligible for recoupment. Termination or modification of this waiver requires approval by the Board.
Under the Plan for Class T shares of Global High Dividend Low Volatility, the Distributor is paid an annual distribution fee at the rate of 0.50% of Global High Dividend Low Volatility’s average daily net assets attributable to Class T shares. The Distributor has contractually agreed to waive a portion of its fee equal to 0.15% of the average daily net assets attributable to the distribution fee paid by Class T shares of Global High Dividend Low Volatility, so that the actual fee paid by Class T shares of Global High Dividend Low Volatility is an annual rate of 0.35%. This waiver is not eligible for recoupment. Termination or modification of this waiver requires approval by the Board.
Class T shares of Global High Dividend Low Volatility are subject to a shareholder servicing plan (“Service Plan”). The Service Plan allows the Distributor to enter into shareholder servicing agreements with insurance companies, broker dealers or other financial intermediaries that provide administrative services related to Class T and their shareholders including Variable Contract owners or Qualified Plan participants with interests in Global High Dividend Low Volatility. Under the Service Plan, the Portfolio makes payments to the Distributor which shall not exceed an annual rate of 0.25% of the Portfolio’s average daily net assets attributable to its Class T shares.
The Distributor and the Investment Adviser have contractually agreed to waive a portion of their distribution and/or shareholder servicing fees and management fees, as applicable, and to reimburse certain expenses to the extent necessary to assist Government Money Market in maintaining a yield of not less than zero through May 1, 2023. There is no guarantee that the Portfolio will maintain such a yield. Management fees waived or expenses reimbursed are subject to possible recoupment by the Investment Adviser, as applicable, within three years subject to certain restrictions. In no event will the amount of the recoupment on any day exceed 20% of the yield (net of all expense) of the Portfolio on that day. Distribution and shareholder servicing fees waived are not subject to recoupment. For the period ended June 30, 2022, the Distributor waived $29 of class specific distribution fees for Class S and the Investment Adviser waived $499,407 of management fees and/or certain expenses to assist the Portfolio in maintaining a net yield of not less than zero. Termination or modification of this obligation requires approval by the Board. Please note that these waivers or

28

NOTES TO FINANCIAL STATEMENTS as of June 30, 2022 (Unaudited) (continued)

NOTE 5 — DISTRIBUTION AND SERVICE FEES (continued)

reimbursements are in addition to existing contractual expense limitations, if any. As of June 30, 2022, the amounts of waived or reimbursed fees that are subject to possible recoupment by the Investment Adviser and the related expiration dates are as follows:
	June 30,
	2023	2024	2025	Total
Government Money Market	$608,377	$2,164,406	$1,489,358	$4,262,141
NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES
At June 30, 2022, the following direct or indirect, wholly-owned subsidiaries of Voya Financial, Inc. owned more than 5% of the following Portfolios:
Subsidiary	Portfolio	Percentage
Voya Institutional Trust Company	Government Money Market	7.94%
	Intermediate Bond	11.12
	Small Company	10.81
Voya Retirement Insurance and Annuity Company	Balanced	87.45
	Global High Dividend Low Volatility	21.13
	Government Money Market	87.91
	Growth and Income	87.84
	Intermediate Bond	24.80
	Small Company	65.10
The Investment Adviser may direct the Portfolios’ Sub-Adviser to use its best efforts (subject to obtaining best execution of each transaction) to allocate a Portfolio’s equity security transactions through certain designated broker-dealers. The designated broker-dealer, in turn, will reimburse a portion of the brokerage commissions to pay certain expenses of that Portfolio. Any amounts credited to the Portfolios are reflected as brokerage commission recapture on the accompanying Statements of Operations.
The Portfolios have adopted a deferred compensation plan (the “DC Plan”), which allows eligible independent directors/trustees, as described in the DC Plan, to defer the receipt of all or a portion of the directors’/trustees’ fees that they are entitled to receive from the Portfolios. For purposes of determining the amount owed to the director/trustee under the DC Plan, the amounts deferred are invested in shares of the funds selected by the director/trustee (the “Notional Funds”). When the Portfolios purchase shares of the Notional Funds, which are all advised by Voya Investments, in amounts equal to the directors’/trustees’ deferred fees, this results in a Portfolio asset equal to the deferred compensation liability. Such assets are included as a component of “Other assets” on the accompanying Statements of Assets and Liabilities. Deferral of directors’/trustees’ fees under the DC Plan will not affect net assets of the Portfolios, and will not materially affect the Portfolios’ assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the DC Plan.
The Portfolios may pay per account fees to affiliates of Voya Investments for recordkeeping services provided on certain assets. For the period ended June 30, 2022, the per account fees for affiliated recordkeeping services paid by each Portfolio were as follows:
Portfolio	Amount
Balanced	$130,768
Global High Dividend Low Volatility	159,548
Government Money Market	281,549
Growth and Income	525,001
Intermediate Bond	711,088
Small Company	206,534
NOTE 7 — LICENSING FEE
Balanced pays an annual licensing fee to S&P Opco, LLC.
NOTE 8 — EXPENSE LIMITATION AGREEMENTS
The Investment Adviser has entered into a written expense limitation agreement (“Expense Limitation Agreement”) with the following Portfolios whereby the Investment Adviser has agreed to limit expenses, excluding interest, taxes, investment-related costs, leverage expenses, extraordinary expenses, and acquired fund fees and expenses to the levels listed below:
Portfolio	Class ADV	Class I	Class R6	Class S	Class S2	Class T
Balanced	N/A	0.69%	N/A	0.94%	N/A	N/A
Global High Dividend Low Volatility	1.34%	0.84%	N/A	1.09%	1.24%	1.44%
Growth and Income(1)	1.27%	0.67%	N/A	0.92%	1.07%	N/A
Intermediate Bond	1.03%	0.53%	N/A	0.78%	0.93%	N/A
Small Company(2)	1.36%	0.86%	0.86%	1.11%	N/A	N/A

(1)
Prior to May 1, 2022 the expense limits were 1.30%, 0.70%, 0.95% and 1.10% for Class ADV, Class I, Class S and Class S2, respectively.

(2)
Prior to June 1, 2022 the expense limits were 1.40%, 0.90%, 0.90% and 1.15% for Class ADV, Class I, Class R6 and Class S, respectively.

Pursuant to a side letter agreement through May 1, 2023, the Investment Adviser has further lowered the expense limits to the levels listed below. Any fees waived pursuant to the side letter agreement shall not be eligible for recoupment. If the Investment Adviser elects not to renew the side letter agreement, the expense limits will revert to

29

NOTES TO FINANCIAL STATEMENTS as of June 30, 2022 (Unaudited) (continued)

NOTE 8 — EXPENSE LIMITATION AGREEMENTS (continued)

the limits listed in the table above. There is no guarantee that the side letter agreement will continue. Termination or modification of this obligation requires approval by the Board.
Portfolio	Class ADV	Class I	Class S	Class S2	Class T
Global High Dividend Low Volatility	1.10%	0.60%	0.85%	1.00%	1.20%
Unless otherwise specified above and with the exception of the non-recoupable management fee waivers for certain Portfolios, the Investment Adviser may at a later date recoup from a Portfolio for fees waived and/or other expenses reimbursed by the Investment Adviser during the previous 36 months, but only if, after such recoupment, the Portfolio’s expense ratio does not exceed the percentage described above. Waived and reimbursed fees net of any recoupment by the Investment Adviser of such waived and reimbursed fees are reflected on the accompanying Statements of Operations. Amounts payable by the Investment Adviser are reflected on the accompanying Statements of Assets and Liabilities.
As of June 30, 2022, the amounts of waived and/or reimbursed fees that are subject to possible recoupment by the Investment Adviser and the related expiration dates are as below:
	June 30,
	2023	2024	2025	Total
Balanced	$122,934	$231,150	$155,418	$509,502
Intermediate Bond	722,047	1,578,156	1,159,621	3,459,824
Small Company	—	1,021	1,877	2,898
In addition to the above waived and/or reimbursed fees, the amount of class specific fees waived or reimbursed that are subject to possible recoupment by the Investment Adviser, and the related expiration dates, as of June 30, 2022, are as follows:
	June 30,
	2023	2024	2025	Total
Small Company
Class ADV	$3,281	$8,083	$5,813	$17,177
Class I	190,129	396,537	227,107	813,773
Class S	39,677	91,275	53,793	184,745
The Expense Limitation Agreements are contractual through May 1, 2023, except Small Company which is through May 1, 2024, and shall renew automatically for one-year terms. Termination or modification of these obligations requires approval by the Board.
NOTE 9 — LINE OF CREDIT
Effective June 13, 2022, the Portfolios, in addition to certain other funds managed by the Investment Adviser, entered into a 364-day unsecured committed revolving line of credit agreement (the “Credit Agreement”) with The Bank of New York Mellon (“BNY”) for an aggregate amount of $400,000,000 through June 12, 2023. The proceeds may be used only to finance temporarily: (1) the purchase or sale of investment securities; or (2) the repurchase or redemption of shares of the Portfolio or certain other funds managed by the Investment Adviser. The funds to which the line of credit is available pay a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount payable quarterly in arrears. Prior to June 13, 2022, the predecessor line of credit was for an aggregate amount of $400,000,000 and the funds to which the line of credit was available paid a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount through June 13, 2022.
Borrowings under the Credit Agreement accrue interest at the federal funds rate plus a specified margin. Repayments generally must be made within 60 days after the date of a revolving credit advance.
The following Portfolios utilized the line of credit during the period ended June 30, 2022:
Portfolio	Days Utilized	Approximate Average Daily Balance For Days Utilized	Approximate Weighted Average Interest Rate For Days Utilized
Balanced	2	$525,000	1.71%
Global High Dividend Low Volatility	8	1,823,250	1.50
Growth and Income	1	1,258,000	1.33
Intermediate Bond	4	972,000	2.08
Small Company	11	7,214,545	1.85

30

NOTES TO FINANCIAL STATEMENTS as of June 30, 2022 (Unaudited) (continued)

NOTE 10 — CAPITAL SHARES
Transactions in capital shares and dollars were as follows:
Year or period ended	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
	#	#	#	#	#	($)	($)	($)	($)	($)
Balanced
Class I
6/30/2022	108,542	—	3,421,689	(1,063,862)	2,466,369	1,803,485	—	45,747,982	(17,019,417)	30,532,050
12/31/2021	251,590	—	723,234	(2,622,896)	(1,648,072)	4,434,846	—	12,106,938	(45,927,989)	(29,386,205)
Class S
6/30/2022	154	—	23,954	(17,125)	6,983	2,568	—	318,826	(291,417)	29,977
12/31/2021	3,312	—	5,170	(19,863)	(11,381)	57,934	—	86,191	(349,147)	(205,022)
Global High Dividend Low Volatility
Class ADV
6/30/2022	3,900	—	42,854	(115,642)	(68,888)	45,303	—	475,443	(1,331,393)	(810,647)
12/31/2021	16,754	—	24,622	(223,495)	(182,119)	195,744	—	285,119	(2,572,804)	(2,091,941)
Class I
6/30/2022	217,620	—	473,573	(696,131)	(4,938)	2,521,508	—	5,257,967	(8,166,539)	(387,064)
12/31/2021	280,377	—	306,993	(1,215,811)	(628,441)	3,176,484	—	3,556,936	(13,931,507)	(7,198,087)
Class S
6/30/2022	194,192	—	1,498,726	(2,794,211)	(1,101,293)	2,261,266	—	16,709,194	(32,499,736)	(13,529,276)
12/31/2021	238,061	—	937,385	(7,168,854)	(5,993,408)	2,770,779	—	10,900,387	(82,950,586)	(69,279,420)
Class S2
6/30/2022	1,095	—	908	(3,966)	(1,963)	12,468	—	9,966	(42,194)	(19,760)
12/31/2021	1,079	—	618	(14,200)	(12,503)	12,540	—	7,066	(166,995)	(147,389)
Class T
6/30/2022	19,600	—	9,286	(23,305)	5,581	223,205	—	103,054	(270,257)	56,002
12/31/2021	19,271	—	4,722	(33,150)	(9,157)	220,584	—	54,811	(383,585)	(108,190)
Government Money Market
Class I
6/30/2022	62,153,370	—	381,413	(45,542,792)	16,991,991	62,153,369	—	381,414	(45,542,792)	16,991,991
12/31/2021	68,479,424	—	435,973	(153,041,539)	(84,126,142)	68,479,424	—	435,973	(153,041,539)	(84,126,142)
Class S
6/30/2022	—	—	31	(6,715)	(6,684)	—	—	30	(6,715)	(6,685)
12/31/2021	7,239	—	47	(1,019)	6,267	7,239	—	47	(1,019)	6,267
Growth and Income
Class ADV
6/30/2022	66,350	—	133,269	(250,695)	(51,076)	1,310,346	—	2,500,131	(5,208,208)	(1,397,731)
12/31/2021	201,602	—	2,450,905	(29,175,892)	(26,523,385)	6,656,242	—	62,613,808	(1,008,319,631)	(939,049,581)
Class I
6/30/2022	244,134	—	2,731,768	(4,502,056)	(1,526,154)	5,160,459	—	53,214,847	(96,953,098)	(38,577,792)
12/31/2021	131,594	—	36,424,715	(6,543,445)	30,012,864	4,333,088	—	867,378,507	(223,795,000)	647,916,595
Class S
6/30/2022	70,322	—	58,804	(168,558)	(39,432)	1,453,216	—	1,105,506	(3,449,728)	(891,006)
12/31/2021	127,402	—	1,146,743	(15,839,739)	(14,565,594)	4,170,902	—	29,792,605	(548,686,094)	(514,722,587)
Class S2
6/30/2022	422	—	705	(1,016)	111	8,477	—	12,906	(21,058)	325
12/31/2021	453	—	9,051	(30)	9,474	14,943	—	203,108	(988)	217,063
Intermediate Bond
Class ADV
6/30/2022	165,908	—	223,055	(2,378,145)	(1,989,182)	1,994,041	—	2,592,093	(27,740,492)	(23,154,358)
12/31/2021	1,537,166	—	581,404	(3,393,970)	(1,275,400)	19,730,878	—	7,461,608	(43,581,477)	(16,388,991)
Class I
6/30/2022	1,118,617	—	953,404	(6,280,786)	(4,208,765)	13,196,166	—	11,206,443	(74,479,651)	(50,077,042)
12/31/2021	3,127,259	—	2,400,903	(12,557,702)	(7,029,540)	40,676,185	—	31,153,347	(162,906,269)	(91,076,737)
Class S
6/30/2022	2,742,939	—	1,752,073	(11,387,414)	(6,892,402)	31,843,342	—	20,442,038	(133,309,892)	(81,024,512)
12/31/2021	4,180,405	—	4,363,433	(16,513,541)	(7,969,703)	53,558,043	—	56,229,105	(212,930,197)	(103,143,049)
Class S2
6/30/2022	116,965	—	11,920	(477,225)	(348,340)	1,378,852	—	139,002	(5,523,127)	(4,005,273)
12/31/2021	189,378	—	36,584	(614,677)	(388,715)	2,443,389	—	469,801	(7,890,271)	(4,977,081)
Small Company
Class ADV
6/30/2022	42,987	—	182,331	(57,250)	168,068	758,025	—	2,087,689	(977,341)	1,868,373
12/31/2021	105,445	—	1,793	(54,825)	52,413	2,045,707	—	34,073	(1,072,678)	1,007,102
Class I
6/30/2022	165,152	—	5,703,848	(2,231,399)	3,637,601	2,975,795	—	72,381,832	(36,526,879)	38,830,748
12/31/2021	624,497	—	96,552	(3,153,101)	(2,432,052)	12,875,539	—	1,965,800	(64,937,072)	(50,095,733)
Class R6
6/30/2022	7,695	—	184,978	(225,238)	(32,565)	143,089	—	2,351,076	(4,327,005)	(1,832,840)
12/31/2021	292,892	—	4,037	(216,828)	80,101	6,151,114	—	82,239	(4,335,350)	1,898,003
Class S
6/30/2022	56,722	—	1,469,995	(373,114)	1,153,603	1,029,776	—	17,786,935	(6,217,351)	12,599,360
12/31/2021	119,177	—	17,382	(690,071)	(553,512)	2,408,593	—	342,592	(13,855,730)	(11,104,545)
31

NOTES TO FINANCIAL STATEMENTS as of June 30, 2022 (Unaudited) (continued)

NOTE 11 — SECURITIES LENDING
Under a Master Securities Lending Agreement (the “Agreement”) with BNY, each Portfolio (except Government Money Market) can lend their securities to approved brokers, dealers and other financial institutions. Loans are collateralized by cash and U.S. government securities. The collateral is equal to at least 105% of the market value of non-U.S. securities loaned and 102% of the market value of U.S. securities loaned. The market value of the loaned securities is determined at Market Close of the Portfolios at their last sale price or official closing price on the principal exchange or system on which they are traded and any additional collateral is delivered to the Portfolios on the next business day. The cash collateral received is invested in approved investments as defined in the Agreement with BNY. The Portfolios bear the risk of loss with respect to the investment of collateral with the following exception: BNY provides the Portfolios indemnification from loss with respect to the investment of collateral to the extent the cash collateral is invested in overnight repurchase agreements.
Cash collateral received in connection with securities lending is invested in cash equivalents, money market funds, repurchase agreements with maturities of not more than 99 days that are collateralized with U.S. Government securities, or certain short-term investments that have a remaining maturity of 190 days or less (“Permitted Investments”). Short-term investments include: securities, units, shares or other participations in short-term investment funds, pools or trusts; commercial paper, notes, bonds or other debt obligations, certificates of deposit, time deposits and other bank obligations and asset-backed commercial paper backed by diversified receivables and repurchase-backed programs. Permitted Investments are subject to certain guidelines established by the Adviser regarding liquidity, diversification, credit quality and average credit life/duration requirements. The securities purchased with cash collateral received are reflected in the Portfolio of Investments under Short-Term Investments.
Generally, in the event of counterparty default, the Portfolios have the right to use the collateral to offset losses incurred. The Agreement contains certain guarantees by BNY in the event of counterparty default and/or a borrower’s failure to return a loaned security; however, there would be a potential loss to the Portfolios in the event the Portfolios are delayed or prevented from exercising their right to dispose of the collateral. Engaging in securities lending could have a leveraging effect, which may intensify the credit, market and other risks associated with investing in a portfolio.
The following tables represent a summary of each respective Portfolio’s securities lending agreements by counterparty which are subject to offset under the Agreement as of June 30, 2022:
Balanced
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
BNP Paribas	$6,645	$(6,645)	$—
Barclays Bank PLC	12,157	(12,157)	—
Barclays Capital Inc.	627,286	(627,286)	—
BNP Paribas Prime Brokerage Intl Ltd	32,844,699	(32,844,699)	—
BofA Securities Inc	1,304,166	(1,304,166)	—
Canadian Bank of Commerce	7,916	(7,916)	—
Citadel Clearing LLC	60,639	(60,639)	—
Citigroup Global Markets Inc.	6,238,251	(6,238,251)	—
Citigroup Global Markets Limited	406,410	(406,410)	—
Cowen Execution Services LLC	1,901,700	(1,901,700)	—
Goldman Sachs International	39,194	(39,194)	—
Goldman Sachs & Co. LLC	22,286	(22,286)	—
HSBC Bank PLC	12,506	(12,506)	—
HSBC Securities (USA) Inc.	22,191	(22,191)	—
J.P. Morgan Securities LLC	1,106	(1,106)	—
Janney Montgomery Scott LLC	406,203	(406,203)	—
Merrill Lynch International	123,249	(123,249)	—
Morgan Stanley & Co. LLC	1,012,071	(1,012,071)	—
National Bank of Canada Financial INC	83,503	(83,503)	—
National Financial Services LLC	5,974	(5,974)	—
Natixis Securities America LLC	266,238	(266,238)	—
RBC Capital Markets, LLC	45,885	(45,885)	—
Scotia Capital (USA) INC	164,738	(164,738)	—
Societe Generale	528,521	(528,521)	—
TD Prime Services LLC	20,479,407	(20,479,407)	—
TD Securities (USA) Inc.	34,680	(34,680)	—
UBS AG	52,373	(52,373)	—
Wells Fargo Securities LLC	6,440,616	(6,440,616)	—
Total	$73,150,610	$(73,150,610)	$—

(1)
Cash collateral with a fair value of $74,713,569 has been received in connection with the above securities lending transactions. Excess cash collateral received from the individual counterparty is not shown for financial reporting purposes.

Global High Dividend Low Volatility
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
Barclays Capital Inc.	$1,722,017	$(1,722,017)	$—
BNP Paribas Arbitrage	83,015	(83,015)	—
BofA Securities Inc	475,001	(475,001)	—
Citigroup Global Markets Limited	13,887	(13,887)	—
Goldman Sachs & Co. LLC	3,270,787	(3,270,787)	—
Goldman Sachs International	3,587,000	(3,587,000)	—
HSBC Bank PLC	533,784	(533,784)	—
JP Morgan Securities Plc.	1,112,471	(1,112,471)	—
Macquarie Bank Limited	686,530	(686,530)	—
Merrill Lynch International	709,251	(709,251)	—
Scotia Capital (USA) INC	488,663	(488,663)	—
Total	$12,682,406	$(12,682,406)	$—

(1)
Cash collateral with a fair value of $13,346,445 has been received in connection with the above securities lending transactions. Excess cash collateral received from the individual counterparty is not shown for financial reporting purposes.

32

NOTES TO FINANCIAL STATEMENTS as of June 30, 2022 (Unaudited) (continued)

NOTE 11 — SECURITIES LENDING (continued)

Growth and Income
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
BNP Paribas Prime Brokerage Intl Ltd	$2,387,492	$(2,387,492)	$—
BofA Securities Inc	18,354,161	(18,354,161)	—
Credit Suisse Securities (USA) LLC	532,128	(532,128)	—
Goldman Sachs & Co. LLC	28,818,115	(28,818,115)	—
J.P. Morgan Securities LLC	13,965,816	(13,965,816)	—
Morgan Stanley & Co. LLC	1,786,925	(1,786,925)	—
Natixis Securities America LLC	10,052,741	(10,052,741)	—
RBC Capital Markets, LLC	1,173,350	(1,173,350)	—
SG Americas Securities, LLC	332,928	(332,928)	—
State Street Bank and Trust Company	1,499,640	(1,499,640)	—
UBS AG	599,584	(599,584)	—
Wells Fargo Bank NA	8,968,128	(8,968,128)	—
Wells Fargo Securities LLC	7,803,863	(7,803,863)	—
Total	$96,274,871	$(96,274,871)	$—

(1)
Cash collateral with a fair value of $98,430,587 has been received in connection with the above securities lending transactions. Excess cash collateral received from the individual counterparty is not shown for financial reporting purposes.

Intermediate Bond
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
Barclays Bank PLC	$11,602,743	$(11,602,743)	$—
Barclays Capital Inc.	5,256,206	(5,256,206)	—
BNP Paribas	1,991,761	(1,991,761)	—
BofA Securities Inc	22,331,374	(22,331,374)	—
CIBC World Markets INC	1,830,158	(1,830,158)	—
Citigroup Global Markets Inc.	1,797,094	(1,797,094)	—
Deutsche Bank Securities Inc.	62,618	(62,618)	—
HSBC Securities (USA) Inc.	5,100,713	(5,100,713)	—
J.P. Morgan Securities LLC	14,944,034	(14,944,034)	—
Mirae Asset Securities (USA) INC.	15,366	(15,366)	—
Morgan Stanley & Co. LLC	2,268,163	(2,268,163)	—
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
MUFG Securities Americas Inc.	$1,187,611	$(1,187,611)	$—
National Bank Financial INC	75,285	(75,285)	—
Nomura Securities International, Inc.	2,601,102	(2,601,102)	—
RBC Capital Markets, LLC	1,571,754	(1,571,754)	—
Scotia Capital (USA) INC	3,803,968	(3,803,968)	—
Societe Generale	253,912	(253,912)	—
TD Prime Services LLC	10,092,037	(10,092,037)	—
TD Securities (USA) Inc.	411,600	(411,600)	—
TD Securities INC	211,514	(211,514)	—
Truist Securities INC	1,269,757	(1,269,757)	—
UBS Securities LLC.	1,163,512	(1,163,512)	—
Wells Fargo Clearing Services, LLC	2,083,754	(2,083,754)	—
Wells Fargo Securities LLC	4,591,808	(4,591,808)	—
Total	$96,517,844	$(96,517,844)	$—

(1)
Cash collateral with a fair value of $98,891,194 has been received in connection with the above securities lending transactions. Excess cash collateral received from the individual counterparty is not shown for financial reporting purposes.

Small Company
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
BNP Paribas Prime Brokerage Intl Ltd	$986,074	$(986,074)	$—
BofA Securities Inc	51,976	(51,976)	—
Citadel Securities LLC	399,037	(399,037)	—
Citigroup Global Markets Inc.	635,370	(635,370)	—
J.P. Morgan Securities LLC	312,343	(312,343)	—
Morgan Stanley & Co. LLC	1,952,409	(1,952,409)	—
Nomura Securities International, Inc.	441,742	(441,742)	—
TD Prime Services LLC	329,398	(329,398)	—
Total	$5,108,349	$(5,108,349)	$—

(1)
Cash collateral with a fair value of $5,248,417 has been received in connection with the above securities lending transactions. Excess cash collateral received from the individual counterparty is not shown for financial reporting purposes.

NOTE 12 — FEDERAL INCOME TAXES
The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of short-term capital gains, foreign currency transactions, futures contracts, income from passive foreign investment companies (PFICs), paydowns, straddle loss deferrals, swaps, capital loss carryforwards and wash sale deferrals. Distributions in excess of net investment income and/or net realized capital gains for tax purposes are reported as return of capital.
Dividends paid by the Portfolios from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.
33

NOTES TO FINANCIAL STATEMENTS as of June 30, 2022 (Unaudited) (continued)

NOTE 12 — FEDERAL INCOME TAXES (continued)

The tax composition of dividends and distributions to shareholders was as follows:
	Year Ended December 31, 2021			Year Ended December 31, 2020
	Ordinary Income	Long-term Capital Gain	Return of Capital	Ordinary Income	Long-term Capital Gain	Return of Capital
Balanced	$9,669,879	$2,523,250	$—	$13,587,908	$4,676,228	$—
Global High Dividend Low Volatility	14,804,319	—	—	13,380,653	—	320,771
Government Money Market	436,020	—	—	1,404,636	—	—
Growth and Income	246,652,811	714,105,669	—	34,554,841	289,550,563	—
Intermediate Bond	75,114,307	91,902	20,114,377	161,769,148	29,891,272	—
Small Company	2,424,704	—	—	4,343,405	4,804,582	—
The tax-basis components of distributable earnings and the capital loss carryforwards which may be used to offset future realized capital gains for federal income tax purposes as of December 31, 2021 were:
	Undistributed Ordinary Income	Undistributed Long-term Capital Gains	Late Year Ordinary Losses Deferred	Unrealized Appreciation/ (Depreciation)	Capital Loss Carryforwards				Total Distributable Earnings/(Loss)
					Amount	Character	Expiration	Other
Balanced	$15,900,043	$30,169,247	$—	$62,997,395	$—	—	—	$(45,498)	$109,021,187
Global High Dividend Low Volatility	10,510,437	8,426,655	—	93,117,001		—	—	(33,919)	112,020,174
Government Money Market	—	—	—	—	—	—	—	(66,392)	(66,392)
Growth and Income	19,032,937	37,842,055	—	691,743,841	—	—	—	(214,317)	748,404,516
Intermediate Bond	—	—	—	28,790,448	(3,416,604)	Short-term	None	(213,003)	25,160,841
Small Company	55,248,253	39,307,791	—	35,496,446	—	—	—	(28,361)	130,024,129
The Portfolios’ major tax jurisdictions are U.S. federal, Arizona state, and Massachusetts state.
As of June 30, 2022, no provision for income tax is required in the Portfolios’ financial statements as a result of tax positions taken on federal and state income tax returns for open tax years. The Portfolios’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue. Generally, the preceding four tax years remain subject to examination by these jurisdictions.
NOTE 13 — LONDON INTERBANK OFFERED RATE (“LIBOR”)
In 2017, the UK Financial Conduct Authority announced its intention to cease compelling banks to provide the quotations needed to sustain LIBOR after 2021. On March 5, 2021, ICE Benchmark Administration, the administrator of LIBOR, stated that non-U.S. dollar LIBOR reference rates and the one-week and two-month LIBOR reference rates will cease to be provided or no longer be representative immediately after December 31, 2021 and the remaining more commonly used LIBOR settings will cease to be provided or no longer be representative immediately after June 30, 2023. In addition, global regulators have announced that, with limited exceptions, no new LIBOR-based contracts should be entered into after 2021. Actions by regulators have resulted in the establishment of alternative reference rates to LIBOR in most major currencies (e.g., the Secured Overnight Financing Rate for U.S. Dollar LIBOR and the Sterling Overnight Interbank Average Rate for Sterling LIBOR).
Discontinuance of LIBOR and adoption/implementation of alternative rates pose a number of risks, including among others whether any substitute rate will experience the market participation and liquidity necessary to provide a workable substitute for LIBOR; the effect on parties’ existing contractual arrangements, hedging transactions, and investment strategies generally from a conversion from LIBOR to alternative rates; the effect on a Portfolio’s existing investments (including, for example, fixed-income investments; senior loans; CLOs and CDOs; and derivatives transactions), including the possibility that some of those investments may terminate or their terms may be adjusted to the disadvantage of a Portfolio; and the risk of general market disruption during the period of the conversion. It is difficult to predict at this time the likely impact of the transition away from LIBOR on a Portfolio.

34

NOTES TO FINANCIAL STATEMENTS as of June 30, 2022 (Unaudited) (continued)

NOTE 14 — LIQUIDITY
Consistent with Rule 22e-4 under the 1940 Act, the Portfolios have established a liquidity risk management program to govern their approach to managing liquidity risk (the “Program”). The Board has approved the designation of the Portfolios’ Investment Adviser, Voya Investments, as the program administrator (the “Program Administrator”). The Program Administrator is responsible for implementing and monitoring the Program and has formed a Liquidity Risk Management Committee (the “Committee”) to assess and review, on an ongoing basis, each Portfolio’s liquidity risk.
The Program includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of liquidity risk factors and the periodic classification (or re-classification, as necessary) of a Portfolio’s investments into buckets (highly liquid, moderately liquid, less liquid and illiquid) that reflect the Committee’s assessment of the investments’ liquidity under current market conditions. The Committee also utilizes Portfolio-specific data, including information regarding a Portfolio’s shareholder base, characteristics of its investments, access to borrowing arrangements and historical redemptions to determine whether a Portfolio will be able to meet its redemption obligations in a timely manner.
During the period covered by the annual assessment, January 1, 2021 through December 31, 2021, the Program supported the Portfolios’ ability to honor redemption requests in a timely manner and the Program Administrator’s management of each Portfolio’s liquidity risk, including during any periods of market volatility and net redemptions.
There can be no assurance that the Program will achieve its objectives under all circumstances in the future. Please refer to each Portfolio’s prospectus for more information regarding each Portfolio’s exposure to liquidity risk and other risks.
NOTE 15 — MARKET DISRUPTION
A Portfolio is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Due to the increasing interdependence among global economies and markets, conditions in one country, market, or region might adversely impact markets, issuers and/or foreign exchange rates in other countries, including the United States. Wars, terrorism, global health crises and pandemics, and other geopolitical events have led, and in the future may lead, to increased market volatility and may have adverse short- or long-term effects on U.S. and world economies and markets generally. For example, the COVID-19 pandemic has resulted, and may continue to result, in significant market volatility, exchange trading suspensions and closures, declines in global financial markets, higher default rates, and a substantial economic downturn in economies throughout the world. Natural and environmental disasters and systemic market dislocations are also highly disruptive to economies and markets. In addition, military action by Russia in Ukraine could adversely affect global energy and financial markets and therefore could affect the value of a Portfolio’s investments, including beyond a Portfolio’s direct exposure to Russian issuers or nearby geographic regions. The extent and duration of the military action, sanctions and resulting market disruptions are impossible to predict and could be substantial. Those events as well as other changes in non-U.S. and domestic economic, social, and political conditions also could adversely affect individual issuers or related groups of issuers, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the value of the investments of the portfolio and of the Portfolios. Any of these occurrences could disrupt the operations of a Portfolio and of the Portfolios’ service providers.
NOTE 16 — SUBSEQUENT EVENTS
Dividends: Subsequent to June 30, 2022, the following Portfolios declared dividends from net investment income of:
	Per Share Amount	Payable Date	Record Date
Global High Dividend Low Volatility
Class ADV	$0.0670	July 5, 2022	June 30, 2022
Class I	$0.0811	July 5, 2022	June 30, 2022
Class S	$0.0741	July 5, 2022	June 30, 2022
Class S2	$0.0686	July 5, 2022	June 30, 2022
Class T	$0.0650	July 5, 2022	June 30, 2022
Government Money Market
Class I	$0.0011	August 1, 2022	Daily
Class S	$0.0010	August 1, 2022	Daily
Intermediate Bond
Class ADV	$0.0222	August 1, 2022	Daily
Class I	$0.0272	August 1, 2022	Daily
Class S	$0.0247	August 1, 2022	Daily
Class S2	$0.0232	August 1, 2022	Daily
The Portfolios have evaluated events occurring after the Statements of Assets and Liabilities date through the date that the financial statements were issued (“subsequent events”), to determine whether any subsequent events necessitated adjustment to or disclosure in the financial statements. Other than the above, no such subsequent events were identified.

35

PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of June 30, 2022 (Unaudited)

Shares		Value	Percentage of Net Assets
COMMON STOCK: 40.2%
	Communication Services: 2.7%
1,567 (1)	Alphabet, Inc. - Class A	$3,414,900	1.1
9,112	AT&T, Inc.	190,988	0.1
2,796 (2)	Auto Trader Group PLC	18,936	0.0
1,057 (1)	Charter Communications, Inc.	495,236	0.2
20,018	Comcast Corp. - Class A	785,506	0.3
1,300 (3)	Dentsu Group, Inc.	39,192	0.0
7,076	Deutsche Telekom AG	140,737	0.1
641	Electronic Arts, Inc.	77,978	0.0
2,831	Interpublic Group of Cos., Inc.	77,937	0.0
8,542 (1)	Iridium Communications, Inc.	320,838	0.1
2,075 (1)	Live Nation Entertainment, Inc.	171,353	0.1
3,738 (1)	Meta Platforms, Inc.	602,752	0.2
257 (1)	NetFlix, Inc.	44,942	0.0
1,305	New York Times Co.	36,409	0.0
5,569	News Corp - Class A	86,765	0.0
1,127	Nexstar Media Group, Inc.	183,566	0.1
7,000	Nippon Telegraph & Telephone Corp.	201,132	0.1
1,679	Paramount Global - Class B	41,438	0.0
7,151 (1)	Pinterest, Inc.	129,862	0.0
1,359	Publicis Groupe	66,837	0.0
1,559 (2)	Scout24 SE	80,313	0.0
636 (1)	Sea Ltd. ADR	42,523	0.0
7,600	Singapore Telecommunications Ltd.	13,832	0.0
2,900	SoftBank Group Corp.	112,400	0.1
24,827	Spark New Zealand Ltd.	74,301	0.0
1,052	TEGNA, Inc.	22,060	0.0
3,837	Tele2 AB	43,753	0.0
262,094 (1)	Telecom Italia S.p.A. - TIT	68,723	0.0
8,314	Telstra Corp., Ltd.	22,113	0.0
1,522 (1)	T-Mobile US, Inc.	204,770	0.1
874	Verizon Communications, Inc.	44,356	0.0
93,165	Vodafone Group PLC	144,862	0.1
11,828 (1)	Warner Bros Discovery, Inc.	158,732	0.0
9,329	WPP PLC	94,235	0.0
1,261 (1)	Ziff Davis, Inc.	93,982	0.0
		8,348,259	2.7
	Consumer Discretionary: 4.2%
1,056	Adidas AG	187,579	0.1
894	ADT, Inc.	5,498	0.0
1,300 (1)	Airbnb, Inc.	115,804	0.1
20,122 (1)	Amazon.com, Inc.	2,137,158	0.7
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Consumer Discretionary (continued)
497	American Eagle Outfitters, Inc.	$5,556	0.0
1,343 (1)	Aptiv PLC	119,621	0.1
4,763	Aristocrat Leisure Ltd.	113,293	0.0
2,326 (1)	Autonation, Inc.	259,954	0.1
190 (1)	Autozone, Inc.	408,333	0.1
43 (1)	Booking Holdings, Inc.	75,207	0.0
1,575	BorgWarner, Inc.	52,558	0.0
4,930	Boyd Gaming Corp.	245,267	0.1
786	Brunswick Corp.	51,389	0.0
845	Burberry Group PLC	16,952	0.0
1,228 (1)	Carmax, Inc.	111,109	0.0
237	Carter’s, Inc.	16,704	0.0
7,200	Chow Tai Fook Jewellery Group Ltd.	13,600	0.0
1,552	Cie Financiere Richemont SA	166,938	0.1
4,866	Cie Generale des Etablissements Michelin SCA	132,896	0.1
83	Columbia Sportswear Co.	5,941	0.0
1,908 (1)	CROCS, Inc.	92,862	0.0
2,965	Dana, Inc.	41,718	0.0
185 (1)	Deckers Outdoor Corp.	47,240	0.0
2,260 (3)	Dick’s Sporting Goods, Inc.	170,336	0.1
114	Domino’s Pizza, Inc.	44,427	0.0
1,775	Electrolux AB	23,975	0.0
1,305 (1)	Entain PLC	19,859	0.0
404 (2)	Evolution AB	36,958	0.0
57 (1)	Five Below, Inc.	6,466	0.0
22,630	Ford Motor Co.	251,872	0.1
228 (1)(3)	GameStop Corp.	27,884	0.0
10,526 (1)	General Motors Co.	334,306	0.1
2,840	Gentex Corp.	79,435	0.0
3,875	Genuine Parts Co.	515,375	0.2
3,113 (1)	Goodyear Tire & Rubber Co.	33,340	0.0
2,099 (3)	H & M Hennes & Mauritz AB	25,194	0.0
2,944	Harley-Davidson, Inc.	93,207	0.0
2,061	Home Depot, Inc.	565,270	0.2
1,100	Isuzu Motors Ltd.	12,168	0.0
90	Kering SA	46,641	0.0
8,470	Kingfisher PLC	25,313	0.0
732	Kohl’s Corp.	26,125	0.0
2,813 (2)	La Francaise des Jeux SAEM	97,680	0.0
406	Lear Corp.	51,111	0.0

See Accompanying Notes to Financial Statements
36

PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of June 30, 2022 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Consumer Discretionary (continued)
2,244	Lennar Corp. - Class A	$158,359	0.1
150	Lithia Motors, Inc.	41,221	0.0
8,178	LKQ Corp.	401,458	0.1
405	Lowe’s Cos, Inc.	70,741	0.0
250 (1)	Lululemon Athletica, Inc.	68,153	0.0
391	LVMH Moet Hennessy Louis Vuitton SE	239,636	0.1
2,015	Macy’s, Inc.	36,915	0.0
349	Marriott Vacations Worldwide Corp.	40,554	0.0
1,833 (1)	Mattel, Inc.	40,931	0.0
2,100	Mazda Motor Corp.	17,141	0.0
211	McDonald’s Corp.	52,092	0.0
241	Mercedes-Benz Group AG	13,997	0.0
4,327	MGM Resorts International	125,267	0.1
656	Moncler SpA	28,265	0.0
6,128	Nike, Inc. - Class B	626,282	0.2
541	Nordstrom, Inc.	11,431	0.0
45 (1)	NVR, Inc.	180,186	0.1
145 (1)	Ollie’s Bargain Outlet Holdings, Inc.	8,519	0.0
400	Open House Group Co. Ltd.	15,922	0.0
2,273	Pandora A/S	144,409	0.1
74	Penske Auto Group, Inc.	7,747	0.0
4,787	Persimmon PLC	108,913	0.0
1,331	PVH Corp.	75,734	0.0
908 (1)	Scientific Games Corp.	42,667	0.0
416	SEB SA	40,147	0.0
2,000	Sekisui Chemical Co., Ltd.	27,420	0.0
7,800	Sekisui House Ltd.	136,932	0.1
1,113	Service Corp. International	76,931	0.0
200	Shimano, Inc.	33,691	0.0
600	Sony Group Corp.	48,934	0.0
1,049	Starbucks Corp.	80,133	0.0
4,273	Stellantis NV	53,048	0.0
1,400	Subaru Corp.	24,764	0.0
500	Suzuki Motor Corp.	15,719	0.0
9,054 (1)	Taylor Morrison Home Corp.	211,501	0.1
45,814	Taylor Wimpey PLC	65,259	0.0
595	Tempur Sealy International, Inc.	12,715	0.0
2,297 (1)	Tesla, Inc.	1,546,846	0.5
162	Thor Industries, Inc.	12,106	0.0
1,059	Toll Brothers, Inc.	47,231	0.0
166 (1)	TopBuild Corp.	27,749	0.0
8,300	Toyota Motor Corp.	128,063	0.1
5,291	Travel + Leisure Co.	205,397	0.1
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Consumer Discretionary (continued)
3,752 (1)	Under Armour, Inc. - Class A	$31,254	0.0
299 (1)	Victoria’s Secret & Co.	8,363	0.0
8,842	Wendy’s Company	166,937	0.1
38 (3)	Whirlpool Corp.	5,885	0.0
447	Williams-Sonoma, Inc.	49,595	0.0
1,902	Wyndham Hotels & Resorts, Inc.	124,999	0.1
920 (1)	YETI Holdings, Inc.	39,808	0.0
1,840	Yum! Brands, Inc.	208,858	0.1
1,002 (1)(2)	Zalando SE	26,395	0.0
		12,923,339	4.2
	Consumer Staples: 2.9%
2,200	Ajinomoto Co., Inc.	53,648	0.0
2,466	Altria Group, Inc.	103,005	0.1
4,896	Archer-Daniels-Midland Co.	379,930	0.1
1,438	Beiersdorf AG	147,564	0.1
3,377 (1)	BellRing Brands, Inc.	84,053	0.0
601 (1)	BJ’s Wholesale Club Holdings, Inc.	37,454	0.0
8,168	British American Tobacco PLC	350,115	0.1
721	Carlsberg A/S	92,146	0.0
14,668	Coca-Cola Co.	922,764	0.3
1,003	Coca-Cola European Partners PLC - USD	51,765	0.0
5,776	Coca-Cola HBC AG	128,699	0.1
15,048	Coles Group Ltd.	185,186	0.1
1,495	Costco Wholesale Corp.	716,524	0.2
934 (1)	Darling Ingredients, Inc.	55,853	0.0
5,796	Davide Campari-Milano NV	61,146	0.0
305	Diageo PLC	13,174	0.0
322	Energizer Holdings, Inc.	9,129	0.0
1,987	Estee Lauder Cos., Inc.	506,029	0.2
3,374	Flowers Foods, Inc.	88,804	0.0
1,097	Heineken Holding NV	79,692	0.0
1,295 (1)	HelloFresh SE	42,249	0.0
3,908 (1)	Herbalife Nutrition Ltd.	79,919	0.0
10,734	J Sainsbury Plc	26,713	0.0
11,100 (3)	Japan Tobacco, Inc.	192,350	0.1
1,908	Kesko OYJ	45,155	0.0
1,782	Keurig Dr Pepper, Inc.	63,065	0.0
900	Kobayashi Pharmaceutical Co., Ltd.	55,738	0.0
861	L’Oreal S.A.	298,945	0.1
3,605 (1)	Monster Beverage Corp.	334,183	0.1
3,469	Nestle SA	405,432	0.1
2,637	Nu Skin Enterprises, Inc.	114,182	0.1
7,320	PepsiCo, Inc.	1,219,951	0.4

See Accompanying Notes to Financial Statements
37

PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of June 30, 2022 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Consumer Staples (continued)
3,507 (1)	Performance Food Group Co.	$161,252	0.1
640	Pernod Ricard SA	118,320	0.1
8,318	Philip Morris International, Inc.	821,319	0.3
523 (1)	Post Holdings, Inc.	43,069	0.0
2,663	Procter & Gamble Co.	382,913	0.1
54	Sanderson Farms, Inc.	11,639	0.0
2,524	Swedish Match AB	25,751	0.0
5,103	Treasury Wine Estates Ltd.	40,019	0.0
3,388	Tyson Foods, Inc.	291,571	0.1
610	Unilever PLC	27,707	0.0
11	Unilever PLC - ULVRL	501	0.0
500	Yakult Honsha Co., Ltd.	28,840	0.0
		8,897,463	2.9
	Energy: 1.7%
5,711	Ampol Ltd.	134,794	0.1
11,709	Baker Hughes Co.	338,039	0.1
51,813	BP PLC	243,288	0.1
2,031	ChampionX Corp.	40,315	0.0
1,695	Cheniere Energy, Inc.	225,486	0.1
2,585	Chevron Corp.	374,256	0.1
7,067 (1)	CNX Resources Corp.	116,323	0.0
6,338	ConocoPhillips	569,216	0.2
1,804	Devon Energy Corp.	99,418	0.0
963	Diamondback Energy, Inc.	116,667	0.0
1,861 (3)	ENI S.p.A.	22,073	0.0
2,788	EOG Resources, Inc.	307,907	0.1
2,009	EQT Corp.	69,110	0.0
1,952	Equinor ASA	68,018	0.0
2,456	Equitrans Midstream Corp.	15,620	0.0
7,236	Exxon Mobil Corp.	619,691	0.2
808	HF Sinclair Corp.	36,489	0.0
2,700 (3)	Inpex Corp.	28,945	0.0
5,502	Marathon Petroleum Corp.	452,319	0.2
439	Matador Resources Co.	20,453	0.0
1,153	Occidental Petroleum Corp.	67,889	0.0
671	OMV AG	31,558	0.0
489	PDC Energy, Inc.	30,127	0.0
1,497	Phillips 66	122,739	0.1
2,021 (1)	Range Resources Corp.	50,020	0.0
8,531 (3)	Repsol SA	125,765	0.0
23,529	Santos Ltd.	119,296	0.0
8,703	Shell PLC	226,650	0.1
7,543	Targa Resources Corp.	450,091	0.2
1,568 (3)	TotalEnergies SE	82,535	0.0
1,549	Valero Energy Corp.	164,628	0.1
		5,369,725	1.7
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Financials: 5.3%
11,208	3i Group PLC	$151,911	0.1
17,495	Abrdn PLC	34,149	0.0
85	Affiliated Managers Group, Inc.	9,911	0.0
4,600	AIA Group Ltd.	50,262	0.0
182	American Financial Group, Inc.	25,263	0.0
532	Ameriprise Financial, Inc.	126,446	0.1
2,286	Aon PLC	616,488	0.2
4,635	Australia & New Zealand Banking Group Ltd.	70,594	0.0
9,999	AXA S.A.	228,394	0.1
16,702	Banco Bilbao Vizcaya Argentaria SA	75,871	0.0
22,510	Bank of America Corp.	700,736	0.2
1,674	Bank OZK	62,825	0.0
102,329	Barclays PLC	191,351	0.1
2,962 (1)	Berkshire Hathaway, Inc. - Class B	808,685	0.3
510	Blackrock, Inc.	310,610	0.1
688	Blackstone, Inc.	62,766	0.0
4,685	BNP Paribas	224,094	0.1
3,500	BOC Hong Kong Holdings Ltd.	13,898	0.0
3,358	Capital One Financial Corp.	349,870	0.1
7,970	Charles Schwab Corp.	503,545	0.2
12,550	Citigroup, Inc.	577,175	0.2
5,297	Citizens Financial Group, Inc.	189,050	0.1
2,183	CNO Financial Group, Inc.	39,490	0.0
418	Commerce Bancshares, Inc.	27,442	0.0
4,557 (1)	Commerzbank AG	32,333	0.0
354	Commonwealth Bank of Australia	22,117	0.0
2,300	Dai-ichi Life Holdings, Inc.	42,539	0.0
10,216	Deutsche Bank AG	89,776	0.0
1,794	Discover Financial Services	169,677	0.1
1,422	East West Bancorp, Inc.	92,146	0.0
1,656	Erste Group Bank AG	42,081	0.0
1,946	Essent Group Ltd.	75,699	0.0
728	Evercore, Inc.	68,148	0.0
27	Everest Re Group Ltd.	7,568	0.0
466	EXOR NV	29,120	0.0
5,956	FinecoBank Banca Fineco SpA	71,452	0.0
1,187	First American Financial Corp.	62,816	0.0

See Accompanying Notes to Financial Statements
38

PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of June 30, 2022 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Financials (continued)
5,862	FNB Corp.	$63,661	0.0
1,990	Gjensidige Forsikring ASA	40,509	0.0
5,880	Hancock Whitney Corp.	260,660	0.1
631	Hanover Insurance Group, Inc.	92,284	0.0
6,450	Hartford Financial Services Group, Inc.	422,024	0.1
8,257	HSBC Holdings PLC	53,939	0.0
505	Industrivarden AB - Class A	11,417	0.0
2,461	ING Groep NV	24,245	0.0
6,114	International Bancshares Corp.	245,049	0.1
733	Jefferies Financial Group, Inc.	20,245	0.0
3,254	JPMorgan Chase & Co.	366,433	0.1
186 (3)	Lazard Ltd.	6,028	0.0
7,373	Loews Corp.	436,924	0.2
5,202	Marsh & McLennan Cos., Inc.	807,611	0.3
18,979	Medibank Pvt Ltd.	42,687	0.0
8,098	Metlife, Inc.	508,473	0.2
6,026	MGIC Investment Corp.	75,928	0.0
36,900	Mitsubishi HC Capital, Inc.	170,307	0.1
7,400	Mitsubishi UFJ Financial Group, Inc.	39,590	0.0
6,533	Morgan Stanley	496,900	0.2
69,779	Natwest Group PLC	185,735	0.1
1,996	Navient Corp.	27,924	0.0
12,187	New Residential Investment Corp.	113,583	0.0
6,947 (3)	New York Community Bancorp., Inc.	63,426	0.0
3,161	NN Group NV	143,171	0.0
14,463	Nordea Bank Abp	127,759	0.0
11,898	Old Republic International Corp.	266,039	0.1
270	OneMain Holdings, Inc.	10,093	0.0
5,100	ORIX Corp.	85,475	0.0
25,800	Oversea-Chinese Banking Corp., Ltd.	211,639	0.1
269	Popular, Inc.	20,694	0.0
3,645 (2)(3)	Poste Italiane SpA	34,105	0.0
169	Primerica, Inc.	20,228	0.0
927	Prosperity Bancshares, Inc.	63,286	0.0
3,080	QBE Insurance Group Ltd.	25,881	0.0
661	Reinsurance Group of America, Inc.	77,529	0.0
318	S&P Global, Inc.	107,185	0.0
963	Schroders PLC	31,459	0.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Financials (continued)
5,985	Societe Generale	$132,327	0.0
3,600	Sompo Holdings, Inc.	159,005	0.1
20,983	Standard Chartered PLC	158,409	0.1
10,933	Starwood Property Trust, Inc.	228,390	0.1
2,947	Stifel Financial Corp.	165,091	0.1
7,900	Sumitomo Mitsui Financial Group, Inc.	234,828	0.1
6,600	Sumitomo Mitsui Trust Holdings, Inc.	203,979	0.1
2,139	Synovus Financial Corp.	77,111	0.0
1,500	T&D Holdings, Inc.	17,956	0.0
3,582	T. Rowe Price Group, Inc.	406,951	0.1
4,400	Tokio Marine Holdings, Inc.	256,573	0.1
10,332	UBS Group AG	167,035	0.1
848	UMB Financial Corp.	73,013	0.0
5,581	Unum Group	189,866	0.1
10,364	US Bancorp	476,951	0.2
1,120	Washington Federal, Inc.	33,622	0.0
19,451	Wells Fargo & Co.	761,896	0.3
913	Wintrust Financial Corp.	73,177	0.0
648	Zurich Insurance Group AG	282,576	0.1
		16,155,179	5.3
	Health Care: 6.0%
3,308	Abbott Laboratories	359,414	0.1
944	AbbVie, Inc.	144,583	0.1
4,236	Agilent Technologies, Inc.	503,110	0.2
215 (1)	Align Technology, Inc.	50,884	0.0
208 (1)	Amedisys, Inc.	21,865	0.0
4,000	Astellas Pharma, Inc.	62,407	0.0
1,901	AstraZeneca PLC	250,783	0.1
668 (1)	Biogen, Inc.	136,232	0.1
12,852	Bristol-Myers Squibb Co.	989,604	0.3
311	Bruker Corp.	19,518	0.0
4,617 (1)	Centene Corp.	390,644	0.1
1,838	Cigna Corp.	484,350	0.2
850	CSL Ltd.	157,824	0.1
6,061	CVS Health Corp.	561,612	0.2
1,500	Daiichi Sankyo Co., Ltd.	38,149	0.0
627	Danaher Corp.	158,957	0.1
637 (1)	DexCom, Inc.	47,476	0.0
4,732 (1)	Edwards Lifesciences Corp.	449,966	0.2
400	Eisai Co., Ltd.	16,912	0.0
1,345	Elevance Health, Inc.	649,070	0.2
1,313	Eli Lilly & Co.	425,714	0.2
572 (1)	Envista Holdings Corp.	22,045	0.0
3,003 (1)	Exelixis, Inc.	62,522	0.0
829 (1)(3)	Figs, Inc.	7,552	0.0

See Accompanying Notes to Financial Statements
39

PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of June 30, 2022 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Health Care (continued)
950	Getinge AB	$22,018	0.0
1,336	Gilead Sciences, Inc.	82,578	0.0
1,015 (1)	Globus Medical, Inc.	56,982	0.0
11,876	GSK PLC	255,947	0.1
1,130 (1)	Halozyme Therapeutics, Inc.	49,720	0.0
5,185	Hikma Pharmaceuticals PLC	102,303	0.0
5,683 (1)	Hologic, Inc.	393,832	0.1
1,500	Hoya Corp.	128,374	0.0
186	Humana, Inc.	87,061	0.0
317 (1)	Inari Medical, Inc.	21,553	0.0
1,101	Ipsen SA	104,247	0.0
29 (1)	IQVIA Holdings, Inc.	6,293	0.0
544 (1)	Jazz Pharmaceuticals PLC	84,869	0.0
9,970	Johnson & Johnson	1,769,775	0.6
1,900	Kyowa Kirin Co., Ltd.	42,896	0.0
150	Laboratory Corp. of America Holdings	35,154	0.0
342 (1)	LivaNova PLC	21,365	0.0
276 (1)	Masimo Corp.	36,065	0.0
954	McKesson Corp.	311,204	0.1
314 (1)	Medpace Holdings, Inc.	46,996	0.0
3,314	Medtronic PLC	297,432	0.1
10,033	Merck & Co., Inc.	914,709	0.3
9 (1)	Mettler Toledo International, Inc.	10,339	0.0
370 (1)	Moderna, Inc.	52,854	0.0
1,027 (1)	Molina Healthcare, Inc.	287,159	0.1
222 (1)	Natera, Inc.	7,868	0.0
786 (1)	Neurocrine Biosciences, Inc.	76,619	0.0
1,930	Novartis AG	163,627	0.1
2,908	Novo Nordisk A/S	322,504	0.1
538 (1)	NuVasive, Inc.	26,448	0.0
4,500	Olympus Corp.	91,193	0.0
6,600	Ono Pharmaceutical Co., Ltd.	169,549	0.1
1,238 (1)	Option Care Health, Inc.	34,404	0.0
5,300 (3)	Otsuka Holdings Co. Ltd.	189,193	0.1
529	Patterson Cos., Inc.	16,029	0.0
158	Perrigo Co. PLC	6,410	0.0
16,807	Pfizer, Inc.	881,191	0.3
817 (1)	Progyny, Inc.	23,734	0.0
65	Quest Diagnostics, Inc.	8,644	0.0
322 (1)	QuidelOrtho Corp.	31,292	0.0
707 (1)	Regeneron Pharmaceuticals, Inc.	417,929	0.2
49 (1)	Repligen Corp.	7,958	0.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Health Care (continued)
1,722	Roche Holding AG-GENUSSCHEIN	$575,664	0.2
2,798 (1)	Sage Therapeutics, Inc.	90,375	0.0
1,993	Sanofi	200,987	0.1
74	Sartorius Stedim Biotech	23,348	0.0
571 (1)	Seagen, Inc.	101,033	0.0
546 (1)	Shockwave Medical, Inc.	104,379	0.1
6,148	Sonic Healthcare Ltd.	140,133	0.0
562	Sonova Holding AG - Reg	179,605	0.1
579 (1)	Staar Surgical Co.	41,068	0.0
579	Straumann Holding AG	69,750	0.0
528 (1)	Syneos Health, Inc.	37,847	0.0
2,100	Takeda Pharmaceutical Co., Ltd.	58,986	0.0
2,469 (1)	Tandem Diabetes Care, Inc.	146,140	0.1
609 (1)	Tenet Healthcare Corp.	32,009	0.0
1,549	Thermo Fisher Scientific, Inc.	841,541	0.3
1,076	UCB S.A.	91,180	0.0
253 (1)	United Therapeutics Corp.	59,617	0.0
2,505	UnitedHealth Group, Inc.	1,286,643	0.4
118 (1)	Veeva Systems, Inc.	23,369	0.0
1,253 (1)	Vertex Pharmaceuticals, Inc.	353,083	0.1
1,432	Zoetis, Inc.	246,146	0.1
		18,410,413	6.0
	Industrials: 3.8%
406	ABB Ltd.	10,888	0.0
3,630	ACS Actividades de Construccion y Servicios SA	88,469	0.0
945	Acuity Brands, Inc.	145,568	0.0
2,122	Adecco Group AG	72,328	0.0
7,321	AECOM	477,476	0.2
374	AGCO Corp.	36,914	0.0
3,267	Allegion Public Ltd.	319,839	0.1
3,113	AO Smith Corp.	170,219	0.1
48	AP Moller - Maersk A/S - Class B	112,685	0.1
520 (1)	ASGN, Inc.	46,930	0.0
704	Assa Abloy AB	15,023	0.0
9,991	Atlas Copco AB	93,516	0.0
28,465	Aurizon Holdings Ltd.	74,864	0.0
255 (1)	Avis Budget Group, Inc.	37,505	0.0
530	Brenntag SE	34,704	0.0
1,446 (1)	Builders FirstSource, Inc.	77,650	0.0
39 (1)	CACI International, Inc.	10,989	0.0
108	Carlisle Cos., Inc.	25,770	0.0

See Accompanying Notes to Financial Statements
40

PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of June 30, 2022 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Industrials (continued)
66 (1)	Chart Industries, Inc.	$11,047	0.0
3,466	Cie de Saint-Gobain	149,764	0.1
10,500	CK Hutchison Holdings Ltd.	71,232	0.0
494 (1)	Clean Harbors, Inc.	43,309	0.0
4,893	CNH Industrial NV	56,589	0.0
998 (1)	Copa Holdings S.A.- Class A	63,243	0.0
3,718 (1)	Copart, Inc.	403,998	0.1
1,774 (1)	CoStar Group, Inc.	107,167	0.0
1,867	Crane Holdings Co.	163,474	0.1
7,122	CSX Corp.	206,965	0.1
267	Curtiss-Wright Corp.	35,260	0.0
5,600	Dai Nippon Printing Co., Ltd.	120,459	0.1
1,441	DCC PLC	89,654	0.0
5,664	Deutsche Post AG	213,852	0.1
350	Dover Corp.	42,462	0.0
423 (1)	Dun & Bradstreet Holdings, Inc.	6,358	0.0
194 (1)	Dycom Industries, Inc.	18,050	0.0
831	Eiffage SA	75,173	0.0
5,736	Emerson Electric Co.	456,241	0.2
182	EnerSys	10,731	0.0
3,590	Epiroc AB-A	55,663	0.0
259	Equifax, Inc.	47,340	0.0
724	FedEx Corp.	164,138	0.1
1,599	Ferguson PLC	179,124	0.1
2,192	Flowserve Corp.	62,757	0.0
831 (1)(3)	Fluor Corp.	20,226	0.0
8,707	Fortive Corp.	473,487	0.2
193 (1)	FTI Consulting, Inc.	34,904	0.0
2,565	GEA Group AG	88,924	0.0
7,795	General Electric Co.	496,308	0.2
153	Graco, Inc.	9,090	0.0
280 (1)	GXO Logistics, Inc.	12,116	0.0
395 (1)	Hayward Holdings, Inc.	5,684	0.0
591	Hexcel Corp.	30,915	0.0
229	Hubbell, Inc.	40,895	0.0
522 (1)	IAA, Inc.	17,106	0.0
3,386	Indutrade AB	62,126	0.0
1,791	Insperity, Inc.	178,795	0.1
2,800	Jardine Matheson Holdings Ltd.	147,123	0.1
18,470 (1)	JetBlue Airways Corp.	154,594	0.1
6,209	Johnson Controls International plc	297,287	0.1
211	KBR, Inc.	10,210	0.0
979	Knight-Swift Transportation Holdings, Inc.	45,318	0.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Industrials (continued)
1,847	Legrand S.A.	$137,138	0.1
32	Lennox International, Inc.	6,611	0.0
4,800	Lixil Corp.	90,219	0.0
1,271	Manpowergroup, Inc.	97,117	0.0
724 (1)	Mastec, Inc.	51,882	0.0
154 (1)	Middleby Corp.	19,305	0.0
600	MISUMI Group, Inc.	12,672	0.0
8,000	Mitsubishi Electric Corp.	85,993	0.0
1,400	Mitsubishi Heavy Industries Ltd.	48,932	0.0
1,300	Nihon M&A Center Holdings, Inc.	13,858	0.0
1,700	NIPPON EXPRESS HOLDINGS INC	92,604	0.0
2,063	nVent Electric PLC	64,634	0.0
2,601	Owens Corning, Inc.	193,280	0.1
1,311	Parker Hannifin Corp.	322,572	0.1
6,341	Pentair PLC	290,228	0.1
849	Randstad NV	41,033	0.0
3,200	Recruit Holdings Co. Ltd.	94,241	0.0
1,451	Regal Rexnord Corp.	164,717	0.1
1,228	Rockwell Automation, Inc.	244,753	0.1
866	Ryder System, Inc.	61,538	0.0
921 (1)	Saia, Inc.	173,148	0.1
2,772	Sandvik AB	45,176	0.0
836	Schneider Electric SE	99,614	0.1
2,900	Secom Co., Ltd.	179,060	0.1
2,517 (3)	Securitas AB	21,762	0.0
134	Sensata Technologies Holding PLC	5,535	0.0
1,000	SG Holdings Co. Ltd.	16,910	0.0
2,252	Siemens AG	231,499	0.1
18,000	SITC International Holdings Co. Ltd.	51,195	0.0
5,117	SKF AB - B Shares	75,917	0.0
1,452	Snap-On, Inc.	286,088	0.1
2,117 (1)	Southwest Airlines Co.	76,466	0.0
51	Teleperformance	15,748	0.0
1,251	Terex Corp.	34,240	0.0
93	Tetra Tech, Inc.	12,699	0.0
3,023	Textron, Inc.	184,615	0.1
905	Timken Co.	48,010	0.0
75	Toro Co.	5,684	0.0
8,484	Transurban Group - Stapled Security	84,410	0.0
319 (1)	Trex Co., Inc.	17,360	0.0
1,056 (1)	United Rentals, Inc.	256,513	0.1
449 (1)	Univar Solutions, Inc.	11,167	0.0
1,952	Verisk Analytics, Inc.	337,872	0.1

See Accompanying Notes to Financial Statements
41

PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of June 30, 2022 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Industrials (continued)
7,241	Volvo AB - B Shares	$112,666	0.1
63	Watsco, Inc.	15,046	0.0
830	Watts Water Technologies, Inc.	101,957	0.0
1,041	Westinghouse Air Brake Technologies Corp.	85,445	0.0
195	Wolters Kluwer NV	18,899	0.0
653	Woodward, Inc.	60,396	0.0
4,300	Yamato Holdings Co., Ltd.	68,814	0.0
		11,697,733	3.8
	Information Technology: 9.2%
2,323	Accenture PLC	644,981	0.2
1,290 (1)	ACI Worldwide, Inc.	33,398	0.0
2,074 (1)	Adobe, Inc.	759,208	0.3
617 (1)	Advanced Micro Devices, Inc.	47,182	0.0
400	Advantest Corp.	21,511	0.0
69 (1)(2)	Adyen NV	99,577	0.0
2,974 (1)	Akamai Technologies, Inc.	271,615	0.1
5,008	Amdocs Ltd.	417,216	0.1
38,258	Apple, Inc.	5,230,634	1.7
4,961	Applied Materials, Inc.	451,352	0.2
2,593 (1)	Arrow Electronics, Inc.	290,649	0.1
447	ASM International NV	111,217	0.1
541	ASML Holding NV	255,590	0.1
107 (1)	Aspen Technology, Inc.	19,654	0.0
433 (1)	Autodesk, Inc.	74,459	0.0
2,030	Automatic Data Processing, Inc.	426,381	0.1
1,980	Avnet, Inc.	84,902	0.0
84	Broadcom, Inc.	40,808	0.0
2,699 (1)	Cadence Design Systems, Inc.	404,931	0.1
755 (1)	Calix, Inc.	25,776	0.0
204	Capgemini SE	35,182	0.0
1,384 (1)	Check Point Software Technologies	168,544	0.1
1,355 (1)	Ciena Corp.	61,923	0.0
22,059	Cisco Systems, Inc.	940,596	0.3
5,073	Cognex Corp.	215,704	0.1
7,094	Cognizant Technology Solutions Corp.	478,774	0.2
820 (1)	Commvault Systems, Inc.	51,578	0.0
197	Concentrix Corp.	26,721	0.0
500 (1)	Crowdstrike Holdings, Inc.	84,280	0.0
3,862	Dassault Systemes SE	143,052	0.1
16,479 (1)	Dropbox, Inc.	345,894	0.1
203 (1)	Envestnet, Inc.	10,712	0.0
288 (1)	EPAM Systems, Inc.	84,897	0.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Information Technology (continued)
71 (1)	Euronet Worldwide, Inc.	$7,142	0.0
1,490 (1)	F5, Inc.	228,030	0.1
40 (1)	Fair Isaac Corp.	16,036	0.0
100	Fujitsu Ltd.	12,513	0.0
12,159	Genpact Ltd.	515,055	0.2
4,284	Halma PLC	105,181	0.0
600	Hirose Electric Co., Ltd.	79,669	0.0
364 (1)	HubSpot, Inc.	109,437	0.0
741 (1)(3)	II-VI, Inc.	37,754	0.0
15,709	Intel Corp.	587,674	0.2
14,095	Juniper Networks, Inc.	401,707	0.1
300	Keyence Corp.	102,881	0.0
746 (1)	Keysight Technologies, Inc.	102,836	0.0
663	KLA Corp.	211,550	0.1
610	Lam Research Corp.	259,952	0.1
1,498 (1)	Lattice Semiconductor Corp.	72,653	0.0
170 (1)	Lumentum Holdings, Inc.	13,501	0.0
771	Mastercard, Inc. - Class A	243,235	0.1
18,904	Microsoft Corp.	4,855,114	1.6
324	MKS Instruments, Inc.	33,252	0.0
230 (1)	MongoDB, Inc.	59,685	0.0
679	Monolithic Power Systems, Inc.	260,763	0.1
1,315	National Instruments Corp.	41,067	0.0
363	Nemetschek SE	22,084	0.0
5,936	NetApp, Inc.	387,265	0.1
6,030	Nvidia Corp.	914,088	0.3
6,593 (1)	Palantir Technologies, Inc.	59,799	0.0
644 (1)	Palo Alto Networks, Inc.	318,097	0.1
733 (1)	Paylocity Holding Corp.	127,850	0.1
1,652 (1)	PayPal Holdings, Inc.	115,376	0.0
361	Power Integrations, Inc.	27,079	0.0
238 (1)	Pure Storage, Inc. - Class A	6,119	0.0
2,646 (1)	Qorvo, Inc.	249,571	0.1
3,998	Qualcomm, Inc.	510,705	0.2
2,379 (1)	Qualys, Inc.	300,087	0.1
1,300	Rohm Co., Ltd.	91,130	0.0
22,180	Sage Group PLC/The	171,757	0.1
3,728 (1)	Salesforce, Inc.	615,269	0.2
142	SAP SE	12,943	0.0
4,900	SCSK Corp.	83,215	0.0
1,012 (1)	Semtech Corp.	55,630	0.0
1,119 (1)	ServiceNow, Inc.	532,107	0.2
33 (1)	SiTime Corp.	5,380	0.0
242 (1)	SolarEdge Technologies, Inc.	66,231	0.0
3,890	STMicroelectronics NV-STM1	123,022	0.1

See Accompanying Notes to Financial Statements
42

PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of June 30, 2022 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Information Technology (continued)
348 (1)(3)	Synaptics, Inc.	$41,081	0.0
786 (1)	Synopsys, Inc.	238,708	0.1
9,736	Telefonaktiebolaget LM Ericsson	72,718	0.0
234 (1)	Teradata Corp.	8,660	0.0
1,935	Teradyne, Inc.	173,279	0.1
3,019	Texas Instruments, Inc.	463,869	0.2
1,700	TIS, Inc.	44,728	0.0
100	Tokyo Electron Ltd.	32,639	0.0
2,234	Universal Display Corp.	225,947	0.1
11,300	Venture Corp. Ltd.	135,357	0.1
3,915	Visa, Inc. - Class A	770,824	0.3
1,380	WiseTech Global Ltd.	36,187	0.0
1,085 (1)	Wix.com Ltd.	71,122	0.0
2,032 (1)	Workday, Inc.	283,627	0.1
1,035 (1)	Xero Ltd.	55,208	0.0
		28,164,343	9.2
	Materials: 1.6%
331	Air Liquide SA	44,554	0.0
705	Air Products & Chemicals, Inc.	169,538	0.1
1,049	Alcoa Corp.	47,813	0.0
3,964	Anglo American PLC	141,707	0.1
140	Aptargroup, Inc.	14,449	0.0
1,100	ArcelorMittal SA	24,668	0.0
666	Arkema SA	59,576	0.0
1,600	Asahi Kasei Corp.	12,172	0.0
604	Ashland Global Holdings, Inc.	62,242	0.0
997	Avient Corp.	39,960	0.0
2,877	BASF SE	125,876	0.1
9,890	BHP Group Ltd. Australian	283,186	0.1
963	CF Industries Holdings, Inc.	82,558	0.0
212	Chemours Co.	6,788	0.0
1,494 (1)	Cleveland-Cliffs, Inc.	22,963	0.0
233	Commercial Metals Co.	7,712	0.0
771	Corteva, Inc.	41,742	0.0
1,137 (2)	Covestro AG	39,509	0.0
5,033	CRH PLC	173,684	0.1
441	Eagle Materials, Inc.	48,484	0.0
1,177	Element Solutions, Inc.	20,951	0.0
5,787	Freeport-McMoRan, Inc.	169,328	0.1
595	Greif, Inc. - Class A	37,116	0.0
2,397	HeidelbergCement AG	115,731	0.0
1,700 (1)	Hitachi Metals Ltd.	25,735	0.0
4,018	Holcim AG	172,330	0.1
5,005 (1)	Ingevity Corp.	316,016	0.1
2,229	James Hardie Industries SE	48,799	0.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Materials (continued)
1,559	Linde PLC	$448,259	0.2
728	Louisiana-Pacific Corp.	38,154	0.0
435	Mineral Resources Ltd.	14,600	0.0
4,143	Minerals Technologies, Inc.	254,132	0.1
1,368	Newcrest Mining Ltd.	19,489	0.0
1,400	Nippon Sanso Holdings Corp.	22,416	0.0
2,100	Nissan Chemical Corp.	96,930	0.0
200	Nitto Denko Corp.	12,936	0.0
2,446	Norsk Hydro ASA	13,823	0.0
386	Nucor Corp.	40,302	0.0
550	OCI NV	18,093	0.0
372	Olin Corp.	17,216	0.0
1,528	Packaging Corp. of America	210,100	0.1
508	Reliance Steel & Aluminum Co.	86,289	0.0
2,575	Rio Tinto Ltd.	183,697	0.1
744	Royal Gold, Inc.	79,444	0.0
116	RPM International, Inc.	9,132	0.0
117	Sealed Air Corp.	6,753	0.0
100	Shin-Etsu Chemical Co., Ltd.	11,241	0.0
532	Sika AG	122,805	0.1
21,601	South32 Ltd. - AUD	58,532	0.0
954	Steel Dynamics, Inc.	63,107	0.0
29,200	Sumitomo Chemical Co., Ltd.	114,280	0.0
354	Symrise AG	38,609	0.0
2,157	United States Steel Corp.	38,632	0.0
220	Valvoline, Inc.	6,343	0.0
990	Voestalpine AG	21,159	0.0
10,040	WestRock Co.	399,994	0.2
2,731	Yara International ASA	114,432	0.0
		4,916,086	1.6
	Real Estate: 1.4%
3,565	Brixmor Property Group, Inc.	72,049	0.0
5,767 (1)	CBRE Group, Inc.	424,509	0.2
10,000	CK Asset Holdings Ltd.	71,053	0.0
324	Corporate Office Properties Trust SBI MD	8,486	0.0
1,435	Cousins Properties, Inc.	41,945	0.0
5,000	Daiwa House Industry Co., Ltd.	116,935	0.0
2,132	Digital Realty Trust, Inc.	276,798	0.1
2,510	Douglas Emmett, Inc.	56,174	0.0

See Accompanying Notes to Financial Statements
43

PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of June 30, 2022 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Real Estate (continued)
576	First Industrial Realty Trust, Inc.	$27,348	0.0
416	Healthcare Realty Trust, Inc.	11,315	0.0
9,946	Highwoods Properties, Inc.	340,054	0.1
8,367	Iron Mountain, Inc.	407,389	0.2
485 (1)	Jones Lang LaSalle, Inc.	84,807	0.0
6,441	Kilroy Realty Corp.	337,057	0.1
1,633	Lamar Advertising Co.	143,655	0.1
850	Life Storage, Inc.	94,911	0.0
89,600	Mapletree Logistics Trust	108,430	0.0
392	Medical Properties Trust, Inc.	5,986	0.0
2,290	Mid-America Apartment Communities, Inc.	399,994	0.1
8,510	Mirvac Group	11,633	0.0
5,800	Mitsui Fudosan Co., Ltd.	124,612	0.1
2,338	National Retail Properties, Inc.	100,534	0.1
949	National Storage Affiliates Trust	47,516	0.0
4,600	Nomura Real Estate Holdings, Inc.	112,541	0.0
1,732	Physicians Realty Trust	30,223	0.0
2,525	ProLogis, Inc.	297,066	0.1
114	Rexford Industrial Realty, Inc.	6,565	0.0
722	SBA Communications Corp.	231,076	0.1
7,214	Scentre Group	12,953	0.0
12,391	Segro PLC	147,921	0.1
1,277	SL Green Realty Corp.	58,934	0.0
2,038	Spirit Realty Capital, Inc.	76,996	0.0
15,500	Swire Pacific Ltd. - Class A	92,570	0.0
		4,380,035	1.4
	Utilities: 1.4%
119	ALLETE, Inc.	6,995	0.0
4,215	Atmos Energy Corp.	472,501	0.2
105	Black Hills Corp.	7,641	0.0
738	DTE Energy Co.	93,541	0.1
31,265	Enel S.p.A.	171,465	0.1
4,728	Engie SA	54,746	0.0
170	Essential Utilities, Inc.	7,794	0.0
5,941	Eversource Energy	501,836	0.2
16,347	Iberdrola S.A. - IBEE	170,196	0.1
8,392	National Fuel Gas Co.	554,292	0.2
602	New Jersey Resources Corp.	26,807	0.0
4,823	NextEra Energy, Inc.	373,590	0.1
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Utilities (continued)
422	ONE Gas, Inc.	$34,262	0.0
9,600	Osaka Gas Co., Ltd.	183,986	0.1
19,000	Power Assets Holdings Ltd.	119,698	0.0
3,060	PPL Corp.	83,018	0.0
4,691	Sempra Energy	704,917	0.2
636	Southwest Gas Holdings, Inc.	55,383	0.0
7,100	Tokyo Gas Co., Ltd.	147,141	0.0
9,338	UGI Corp.	360,540	0.1
3,846 (3)	Veolia Environnement	94,279	0.0
767	Vistra Corp.	17,526	0.0
		4,242,154	1.4
	Total Common Stock (Cost $122,751,120)	123,504,729	40.2
EXCHANGE-TRADED FUNDS: 29.1%
55,269 (3)	iShares 20+ Year Treasury Bond ETF	6,348,750	2.1
446	iShares Core S&P Mid-Cap ETF	100,899	0.0
314	iShares MSCI EAFE ETF	19,622	0.0
116,591	iShares MSCI Japan ETF	6,159,503	2.0
53,904 (3)	iShares Russell 2000 ETF	9,129,181	3.0
55,358 (3)	Schwab U.S. TIPS ETF	3,088,976	1.0
163,040 (3)	SPDR S&P 500 ETF Trust	61,506,840	20.0
73,877	Vanguard Emerging Markets ETF	3,076,977	1.0
	Total Exchange-Traded Funds (Cost $91,444,924)	89,430,748	29.1
MUTUAL FUNDS: 2.9%
	Affiliated Investment Companies: 2.9%
191,696	Voya Floating Rate Fund - Class P	1,598,745	0.5
528,480	Voya High Yield Bond Fund - Class P	3,514,391	1.1
407,723	Voya Short Term Bond Fund - Class R6	3,828,518	1.3
	Total Mutual Funds (Cost $9,786,935)	8,941,654	2.9
PREFERRED STOCK: 0.1%
	Consumer Discretionary: 0.1%
1,154	Porsche AG	76,754	0.1
451	Volkswagen AG	60,723	0.0
		137,477	0.1
	Consumer Staples: 0.0%
1,351	Henkel AG & Co. KGaA	83,601	0.0
	Total Preferred Stock (Cost $357,150)	221,078	0.1

See Accompanying Notes to Financial Statements
44

PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of June 30, 2022 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 8.9%
	Basic Materials: 0.1%
13,000	Albemarle Corp., 5.050%, 06/01/2032	$12,712	0.0
17,000 (3)	Albemarle Corp., 5.650%, 06/01/2052	17,040	0.0
10,000 (2)	Anglo American Capital PLC, 3.625%, 09/11/2024	9,815	0.0
12,000 (2)	Anglo American Capital PLC, 5.625%, 04/01/2030	12,097	0.0
30,000	Celanese US Holdings LLC, 1.400%, 08/05/2026	25,844	0.0
46,000	Dow Chemical Co., 4.250%, 10/01/2034	43,703	0.0
55,000	Dow Chemical Co., 4.375%, 11/15/2042	48,550	0.1
11,000	Ecolab, Inc., 2.750%, 08/18/2055	7,686	0.0
40,000 (2)	Georgia-Pacific LLC, 0.950%, 05/15/2026	35,621	0.0
39,000	Mosaic Co/The, 5.450%, 11/15/2033	40,232	0.0
31,000	Nucor Corp., 3.850%, 04/01/2052	25,260	0.0
27,000	Nucor Corp., 4.300%, 05/23/2027	26,924	0.0
32,000	PPG Industries, Inc., 1.200%, 03/15/2026	28,786	0.0
7,000	Rio Tinto Finance USA Ltd., 2.750%, 11/02/2051	5,133	0.0
47,000	RPM International, Inc., 2.950%, 01/15/2032	39,058	0.0
21,000	Steel Dynamics, Inc., 1.650%, 10/15/2027	18,046	0.0
15,000	Steel Dynamics, Inc., 2.400%, 06/15/2025	14,204	0.0
19,000	Teck Resources Ltd., 5.400%, 02/01/2043	17,704	0.0
		428,415	0.1
	Communications: 0.7%
43,000	Amazon.com, Inc., 2.100%, 05/12/2031	36,867	0.0
131,000	Amazon.com, Inc., 2.875%, 05/12/2041	105,019	0.1
51,000 (3)	Amazon.com, Inc., 3.600%, 04/13/2032	49,161	0.0
25,000	Amazon.com, Inc., 3.950%, 04/13/2052	23,140	0.0
25,000	Amazon.com, Inc., 4.100%, 04/13/2062	22,669	0.0
49,000	AT&T, Inc., 2.550%, 12/01/2033	39,807	0.0
120,000	AT&T, Inc., 3.500%, 06/01/2041	96,017	0.1
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Communications (continued)
20,000	AT&T, Inc., 3.550%, 09/15/2055	$15,018	0.0
95,000	AT&T, Inc., 3.650%, 09/15/2059	71,361	0.0
14,000	AT&T, Inc., 4.500%, 05/15/2035	13,324	0.0
21,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 2.250%, 01/15/2029	17,273	0.0
30,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 3.500%, 03/01/2042	20,866	0.0
35,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 3.850%, 04/01/2061	23,085	0.0
21,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 3.900%, 06/01/2052	14,619	0.0
10,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 4.800%, 03/01/2050	7,944	0.0
72,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 4.908%, 07/23/2025	72,265	0.0
35,000	Comcast Corp., 2.650%, 02/01/2030	31,349	0.0
32,000	Comcast Corp., 2.887%, 11/01/2051	22,902	0.0
87,000	Comcast Corp., 3.900%, 03/01/2038	78,821	0.0
78,000	Comcast Corp., 3.950%, 10/15/2025	78,418	0.0
40,000	Comcast Corp., 3.999%, 11/01/2049	34,970	0.0
15,000	Corning, Inc., 5.450%, 11/15/2079	13,551	0.0
80,000	Discovery Communications LLC, 4.000%, 09/15/2055	56,195	0.0
45,000	Discovery Communications LLC, 5.300%, 05/15/2049	38,622	0.0

See Accompanying Notes to Financial Statements
45

PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of June 30, 2022 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Communications (continued)
92,000	Fox Corp., 3.500%, 04/08/2030	$83,570	0.0
9,000	Interpublic Group of Cos., Inc., 4.200%, 04/15/2024	9,011	0.0
200,000 (2)	NBN Co. Ltd., 1.625%, 01/08/2027	177,700	0.1
17,000 (2)	Rogers Communications, Inc., 3.800%, 03/15/2032	15,565	0.0
12,000 (2)	Rogers Communications, Inc., 4.550%, 03/15/2052	10,566	0.0
25,000	Time Warner Cable LLC, 5.875%, 11/15/2040	22,953	0.0
143,000	T-Mobile USA, Inc., 2.050%, 02/15/2028	124,287	0.1
358,000	T-Mobile USA, Inc., 3.875%, 04/15/2030	334,442	0.1
133,000	Verizon Communications, Inc., 2.100%, 03/22/2028	118,242	0.1
142,000	Verizon Communications, Inc., 2.355%, 03/15/2032	117,860	0.1
12,000	Verizon Communications, Inc., 2.987%, 10/30/2056	8,358	0.0
18,000	Verizon Communications, Inc., 3.400%, 03/22/2041	14,685	0.0
8,000	Verizon Communications, Inc., 3.550%, 03/22/2051	6,428	0.0
77,000	Verizon Communications, Inc., 3.700%, 03/22/2061	60,669	0.0
9,000	Verizon Communications, Inc., 4.400%, 11/01/2034	8,637	0.0
80,000	Verizon Communications, Inc., 4.812%, 03/15/2039	78,660	0.0
31,000	Vodafone Group PLC, 4.375%, 02/19/2043	26,999	0.0
20,000	Vodafone Group PLC, 5.125%, 06/19/2059	18,446	0.0
		2,220,341	0.7
	Consumer, Cyclical: 0.4%
5,294 (2)	Alaska Airlines 2020-1 Class A Pass Through Trust, 4.800%, 02/15/2029	5,235	0.0
3,579	American Airlines 2015-2 Class AA Pass Through Trust, 3.600%, 03/22/2029	3,322	0.0
3,918	American Airlines 2017-2 Class AA Pass Through Trust, 3.350%, 04/15/2031	3,608	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Cyclical (continued)
2,305	Continental Airlines 2012-2 Class A Pass Through Trust, 4.000%, 04/29/2026	$2,217	0.0
10,651	Delta Air Lines 2020-1 Class A Pass Through Trust, 2.500%, 12/10/2029	9,339	0.0
20,000 (2)	Delta Air Lines, Inc. / SkyMiles IP Ltd., 4.500%, 10/20/2025	19,452	0.0
17,000 (2)	Delta Air Lines, Inc. / SkyMiles IP Ltd., 4.750%, 10/20/2028	16,072	0.0
50,000	General Motors Co., 5.400%, 04/01/2048	43,595	0.0
17,000	General Motors Co., 6.125%, 10/01/2025	17,599	0.0
95,000	General Motors Financial Co., Inc., 2.350%, 02/26/2027	83,755	0.1
25,000	General Motors Financial Co., Inc., 3.950%, 04/13/2024	24,831	0.0
25,000	General Motors Financial Co., Inc., 4.350%, 01/17/2027	24,003	0.0
56,000	General Motors Financial Co., Inc., 5.000%, 04/09/2027	54,981	0.0
40,000	Hasbro, Inc., 3.000%, 11/19/2024	38,977	0.0
15,000	Home Depot, Inc./The, 3.625%, 04/15/2052	12,904	0.0
37,000	Lowe’s Cos, Inc., 4.250%, 04/01/2052	32,125	0.0
22,000	Lowe’s Cos, Inc., 4.450%, 04/01/2062	18,830	0.0
96,000 (2)	Magallanes, Inc., 3.755%, 03/15/2027	90,129	0.1
30,000 (2)	Magallanes, Inc., 4.279%, 03/15/2032	26,841	0.0
22,000 (2)	Magallanes, Inc., 5.050%, 03/15/2042	18,751	0.0
100,000 (2)	Magallanes, Inc., 5.141%, 03/15/2052	84,066	0.1
39,000 (2)	Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd., 6.500%, 06/20/2027	38,447	0.0

See Accompanying Notes to Financial Statements
46

PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of June 30, 2022 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Cyclical (continued)
24,000	O’Reilly Automotive, Inc., 4.700%, 06/15/2032	$23,929	0.0
20,000	Target Corp., 2.950%, 01/15/2052	15,172	0.0
43,000	Toyota Motor Credit Corp., 3.050%, 03/22/2027	41,375	0.0
40,000	Toyota Motor Credit Corp., 4.450%, 06/29/2029	40,527	0.0
13,369	United Airlines 2012-1 Class A Pass Through Trust, 4.150%, 10/11/2025	13,132	0.0
6,908	United Airlines 2013-1 Class A Pass Through Trust, 4.300%, 02/15/2027	6,615	0.0
10,464	United Airlines 2014-1 Class A Pass Through Trust, 4.000%, 10/11/2027	9,867	0.0
6,100	United Airlines 2016-1 Class AA Pass Through Trust, 3.100%, 01/07/2030	5,584	0.0
26,674	United Airlines 2016-2 Class A Pass Through Trust, 3.100%, 04/07/2030	22,852	0.0
83,833	United Airlines 2016-2 Class AA Pass Through Trust, 2.875%, 04/07/2030	76,646	0.0
17,185	United Airlines 2019-2 Class A Pass Through Trust, 2.900%, 11/01/2029	15,133	0.0
130,357	United Airlines 2020-1 Class A Pass Through Trust, 5.875%, 04/15/2029	128,311	0.1
55,284	US Airways 2012-1 Class A Pass Through Trust, 5.900%, 04/01/2026	55,169	0.0
		1,123,391	0.4
	Consumer, Non-cyclical: 1.3%
28,000	AbbVie, Inc., 2.600%, 11/21/2024	27,135	0.0
12,000	AbbVie, Inc., 4.050%, 11/21/2039	10,721	0.0
69,000	AbbVie, Inc., 4.300%, 05/14/2036	64,923	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical (continued)
33,000	AbbVie, Inc., 4.400%, 11/06/2042	$30,057	0.0
66,000	AbbVie, Inc., 4.500%, 05/14/2035	64,159	0.0
11,000	AbbVie, Inc., 4.550%, 03/15/2035	10,717	0.0
30,000	AbbVie, Inc., 4.625%, 10/01/2042	27,794	0.0
42,000	Aetna, Inc., 2.800%, 06/15/2023	41,500	0.0
70,000	Aetna, Inc., 4.500%, 05/15/2042	62,765	0.0
21,000	Aetna, Inc., 6.625%, 06/15/2036	23,742	0.0
40,000	Altria Group, Inc., 2.450%, 02/04/2032	30,166	0.0
100,000	Altria Group, Inc., 3.700%, 02/04/2051	64,070	0.0
9,000	Altria Group, Inc., 4.800%, 02/14/2029	8,563	0.0
20,000	Altria Group, Inc., 5.800%, 02/14/2039	18,206	0.0
90,000	Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide, Inc., 4.700%, 02/01/2036	86,368	0.1
175,000	Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide, Inc., 4.900%, 02/01/2046	164,809	0.1
15,000	Anheuser-Busch InBev Worldwide, Inc., 5.450%, 01/23/2039	15,278	0.0
23,000	Astrazeneca Finance LLC, 1.750%, 05/28/2028	20,312	0.0
78,000	BAT Capital Corp., 2.259%, 03/25/2028	65,418	0.1
15,000	BAT Capital Corp., 2.726%, 03/25/2031	11,896	0.0
17,000	BAT Capital Corp., 3.734%, 09/25/2040	11,945	0.0
32,000	BAT Capital Corp., 4.390%, 08/15/2037	25,435	0.0
61,000	BAT International Finance PLC, 4.448%, 03/16/2028	57,808	0.0
20,000	Baxter International, Inc., 1.915%, 02/01/2027	17,927	0.0
40,000	Baxter International, Inc., 2.272%, 12/01/2028	35,064	0.0
92,000	Bristol-Myers Squibb Co., 3.700%, 03/15/2052	79,599	0.1

See Accompanying Notes to Financial Statements
47

PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of June 30, 2022 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical (continued)
30,000	Bristol-Myers Squibb Co., 4.125%, 06/15/2039	$28,708	0.0
25,000 (2)	Cargill, Inc., 2.125%, 04/23/2030	21,439	0.0
42,000 (2)	Cargill, Inc., 2.125%, 11/10/2031	35,061	0.0
22,000 (2)	Cargill, Inc., 3.125%, 05/25/2051	16,972	0.0
22,000 (2)	Cargill, Inc., 4.375%, 04/22/2052	21,205	0.0
51,000	Cigna Corp., 3.400%, 03/15/2050	39,035	0.0
150,000	Cigna Corp., 4.375%, 10/15/2028	148,997	0.1
64,000	Cigna Corp., 4.800%, 08/15/2038	62,364	0.0
100,000	Cigna Corp., 4.900%, 12/15/2048	96,222	0.1
38,000 (2)	CSL Finance PLC, 4.050%, 04/27/2029	37,340	0.0
52,000 (2)	CSL Finance PLC, 4.250%, 04/27/2032	51,031	0.0
23,000 (2)	CSL Finance PLC, 4.625%, 04/27/2042	22,149	0.0
40,000 (2)	CSL Finance PLC, 4.750%, 04/27/2052	38,714	0.0
17,000 (2)	CSL Finance PLC, 4.950%, 04/27/2062	16,325	0.0
30,000	CVS Health Corp., 2.700%, 08/21/2040	21,708	0.0
5,000	CVS Health Corp., 3.875%, 07/20/2025	4,976	0.0
7,000	CVS Health Corp., 4.125%, 04/01/2040	6,122	0.0
5,000	CVS Health Corp., 4.780%, 03/25/2038	4,741	0.0
60,000	CVS Health Corp., 5.050%, 03/25/2048	57,521	0.0
36,000 (2)	Element Fleet Management Corp., 3.850%, 06/15/2025	35,399	0.0
26,000	Elevance Health, Inc., 4.100%, 05/15/2032	25,329	0.0
16,000	Elevance Health, Inc., 4.550%, 05/15/2052	15,087	0.0
150,000	Global Payments, Inc., 2.650%, 02/15/2025	143,289	0.1
69,000	Global Payments, Inc., 3.200%, 08/15/2029	60,362	0.0
16,000	GXO Logistics, Inc., 1.650%, 07/15/2026	13,986	0.0
27,000 (2)	HCA, Inc., 3.125%, 03/15/2027	24,554	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical (continued)
52,000	HCA, Inc., 3.500%, 09/01/2030	$44,387	0.0
19,000 (2)	HCA, Inc., 3.625%, 03/15/2032	16,050	0.0
177,000	HCA, Inc., 4.125%, 06/15/2029	161,555	0.1
38,000 (2)	HCA, Inc., 4.375%, 03/15/2042	30,649	0.0
200,000	HCA, Inc., 4.500%, 02/15/2027	192,452	0.1
22,000	HCA, Inc., 5.250%, 04/15/2025	22,064	0.0
18,000 (2)	Health Care Service Corp. A Mutual Legal Reserve Co., 1.500%, 06/01/2025	16,666	0.0
180,000	Humana, Inc., 1.350%, 02/03/2027	157,534	0.1
8,000	Humana, Inc., 2.150%, 02/03/2032	6,485	0.0
12,000	Humana, Inc., 3.125%, 08/15/2029	10,855	0.0
35,000	Humana, Inc., 4.500%, 04/01/2025	35,288	0.0
28,000	Johnson & Johnson, 3.625%, 03/03/2037	26,580	0.0
20,000	Johnson & Johnson, 3.700%, 03/01/2046	18,458	0.0
37,000	Keurig Dr Pepper, Inc., 4.050%, 04/15/2032	34,664	0.0
58,000	Keurig Dr Pepper, Inc., 4.500%, 04/15/2052	51,265	0.0
25,000 (2)	Mars, Inc., 0.875%, 07/16/2026	22,342	0.0
75,000 (2)	Mars, Inc., 2.375%, 07/16/2040	54,686	0.0
30,000 (2)	Mars, Inc., 3.875%, 04/01/2039	27,176	0.0
40,000	McKesson Corp., 1.300%, 08/15/2026	35,620	0.0
15,000	Merck & Co., Inc., 2.750%, 12/10/2051	11,106	0.0
15,000	Merck & Co., Inc., 2.900%, 12/10/2061	10,687	0.0
35,000	Mylan, Inc., 5.200%, 04/15/2048	28,014	0.0
25,000 (3)	PayPal Holdings, Inc., 4.400%, 06/01/2032	24,778	0.0
63,000	PayPal Holdings, Inc., 5.050%, 06/01/2052	62,645	0.0
49,000	PayPal Holdings, Inc., 5.250%, 06/01/2062	48,607	0.0

See Accompanying Notes to Financial Statements
48

PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of June 30, 2022 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical (continued)
6,000	PerkinElmer, Inc., 1.900%, 09/15/2028	$5,004	0.0
7,000	PerkinElmer, Inc., 3.300%, 09/15/2029	6,211	0.0
28,000	Reynolds American, Inc., 5.700%, 08/15/2035	26,598	0.0
22,000	Reynolds American, Inc., 5.850%, 08/15/2045	18,498	0.0
6,000	Reynolds American, Inc., 6.150%, 09/15/2043	5,570	0.0
11,000	Royalty Pharma PLC, 1.200%, 09/02/2025	9,818	0.0
14,000	Royalty Pharma PLC, 1.750%, 09/02/2027	11,946	0.0
83,000	Royalty Pharma PLC, 3.550%, 09/02/2050	58,119	0.0
6,000	S&P Global, Inc., 1.250%, 08/15/2030	4,755	0.0
54,000 (2)	S&P Global, Inc., 2.700%, 03/01/2029	49,177	0.0
76,000 (2)	S&P Global, Inc., 2.900%, 03/01/2032	67,790	0.1
43,000 (2)	S&P Global, Inc., 3.700%, 03/01/2052	36,768	0.0
15,000 (2)	S&P Global, Inc., 3.900%, 03/01/2062	12,760	0.0
120,000 (2)	Triton Container International Ltd., 2.050%, 04/15/2026	106,260	0.1
21,000 (2)	Triton Container International Ltd., 3.150%, 06/15/2031	16,997	0.0
15,000	UnitedHealth Group, Inc., 2.750%, 05/15/2040	11,707	0.0
4,000	UnitedHealth Group, Inc., 3.050%, 05/15/2041	3,231	0.0
19,000	UnitedHealth Group, Inc., 3.500%, 08/15/2039	16,597	0.0
19,000	UnitedHealth Group, Inc., 3.750%, 10/15/2047	16,459	0.0
30,000	UnitedHealth Group, Inc., 4.200%, 05/15/2032	30,001	0.0
16,000	UnitedHealth Group, Inc., 4.750%, 05/15/2052	16,019	0.0
88,000	Viatris, Inc., 2.700%, 06/22/2030	70,704	0.1
66,000	Viatris, Inc., 3.850%, 06/22/2040	46,846	0.0
51,000	Viatris, Inc., 4.000%, 06/22/2050	34,236	0.0
		3,957,697	1.3
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Energy: 0.8%
18,000	Baker Hughes Holdings LLC / Baker Hughes Co-Obligor, Inc., 2.061%, 12/15/2026	$16,524	0.0
17,000	BP Capital Markets America, Inc., 1.749%, 08/10/2030	13,931	0.0
15,000	BP Capital Markets America, Inc., 2.939%, 06/04/2051	10,758	0.0
26,000 (4)	BP Capital Markets PLC, 4.875%, 12/31/2199	22,718	0.0
10,000	Canadian Natural Resources Ltd., 6.750%, 02/01/2039	10,996	0.0
30,000	Cenovus Energy, Inc., 5.400%, 06/15/2047	28,887	0.0
18,000	Cheniere Corpus Christi Holdings LLC, 3.700%, 11/15/2029	16,482	0.0
5,000	Cheniere Corpus Christi Holdings LLC, 5.125%, 06/30/2027	5,023	0.0
25,000	Continental Resources, Inc./OK, 4.900%, 06/01/2044	19,731	0.0
160,000 (2)	Coterra Energy, Inc., 3.900%, 05/15/2027	153,558	0.1
16,000	Diamondback Energy, Inc., 3.500%, 12/01/2029	14,670	0.0
200,000	Empresa Nacional del Petroleo, 3.750%, 08/05/2026	185,077	0.1
38,000 (4)	Enbridge, Inc., 5.750%, 07/15/2080	34,839	0.0
9,000	Energy Transfer L.P., 4.250%, 04/01/2024	9,006	0.0
5,000	Energy Transfer L.P., 4.900%, 03/15/2035	4,492	0.0
43,000	Energy Transfer L.P., 5.300%, 04/01/2044	37,379	0.0
160,000	Energy Transfer L.P., 5.300%, 04/15/2047	138,864	0.1
55,000	Energy Transfer L.P., 5.800%, 06/15/2038	51,686	0.0
25,000	Enterprise Products Operating LLC, 3.750%, 02/15/2025	24,732	0.0
50,000 (4)	Enterprise Products Operating LLC, 4.875%, 08/16/2077	39,872	0.0

See Accompanying Notes to Financial Statements
49

PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of June 30, 2022 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Energy (continued)
144,000	Hess Corp., 5.600%, 02/15/2041	$140,569	0.1
200,000 (2)	KazMunayGas National Co. JSC, 4.750%, 04/24/2025	187,345	0.1
100,000	Kinder Morgan, Inc., 3.600%, 02/15/2051	73,836	0.0
18,000	Kinder Morgan, Inc., 5.550%, 06/01/2045	16,991	0.0
23,000	Marathon Petroleum Corp., 4.700%, 05/01/2025	23,300	0.0
35,000	Marathon Petroleum Corp., 4.750%, 09/15/2044	30,906	0.0
25,000	Marathon Petroleum Corp., 5.000%, 09/15/2054	22,517	0.0
20,000	MPLX L.P., 1.750%, 03/01/2026	18,041	0.0
105,000	MPLX L.P., 2.650%, 08/15/2030	87,750	0.0
9,000	MPLX L.P., 4.700%, 04/15/2048	7,585	0.0
55,000	MPLX L.P., 4.875%, 06/01/2025	55,335	0.0
11,000	MPLX L.P., 5.200%, 03/01/2047	9,995	0.0
21,000	MPLX L.P., 5.200%, 12/01/2047	18,936	0.0
25,000	MPLX L.P., 5.500%, 02/15/2049	23,245	0.0
16,000 (2)	Northern Natural Gas Co., 3.400%, 10/16/2051	11,949	0.0
9,000	ONEOK Partners L.P., 6.125%, 02/01/2041	8,591	0.0
24,000	ONEOK Partners L.P., 6.200%, 09/15/2043	22,640	0.0
10,000	ONEOK, Inc., 2.200%, 09/15/2025	9,320	0.0
12,000	ONEOK, Inc., 3.100%, 03/15/2030	10,328	0.0
200,000 (2)	Petroleos del Peru SA, 4.750%, 06/19/2032	154,925	0.1
235,000	Petroleos Mexicanos, 6.700%, 02/16/2032	179,681	0.1
10,000	Phillips 66, 0.900%, 02/15/2024	9,528	0.0
38,000	Plains All American Pipeline L.P. / PAA Finance Corp., 3.550%, 12/15/2029	33,518	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Energy (continued)
25,000	Plains All American Pipeline L.P. / PAA Finance Corp., 4.500%, 12/15/2026	$24,591	0.0
50,000	Plains All American Pipeline L.P. / PAA Finance Corp., 4.650%, 10/15/2025	49,564	0.0
73,000	Plains All American Pipeline L.P. / PAA Finance Corp., 4.900%, 02/15/2045	58,836	0.0
4,000	Plains All American Pipeline L.P. / PAA Finance Corp., 5.150%, 06/01/2042	3,367	0.0
15,000	Sabine Pass Liquefaction LLC, 4.200%, 03/15/2028	14,441	0.0
16,000	Sabine Pass Liquefaction LLC, 5.000%, 03/15/2027	16,071	0.0
116,000 (2)	Santos Finance Ltd., 3.649%, 04/29/2031	98,517	0.1
19,000 (2)	Schlumberger Holdings Corp., 3.750%, 05/01/2024	18,933	0.0
63,000	Shell International Finance BV, 3.875%, 11/13/2028	62,215	0.0
32,000	Shell International Finance BV, 4.125%, 05/11/2035	30,523	0.0
17,000	Targa Resources Corp., 5.200%, 07/01/2027	17,088	0.0
23,000	Targa Resources Corp., 6.250%, 07/01/2052	23,113	0.0
34,000	Targa Resources Partners L.P. / Targa Resources Partners Finance Corp., 5.000%, 01/15/2028	32,419	0.0
7,000	Transcontinental Gas Pipe Line Co. LLC, 3.250%, 05/15/2030	6,294	0.0
30,000	Williams Cos, Inc./The, 4.000%, 09/15/2025	29,567	0.0
19,000	Williams Cos, Inc./The, 5.400%, 03/04/2044	18,145	0.0
		2,499,740	0.8
	Financial: 3.3%
6,000	Alleghany Corp., 3.250%, 08/15/2051	4,372	0.0

See Accompanying Notes to Financial Statements
50

PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of June 30, 2022 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial (continued)
23,000	Alleghany Corp., 3.625%, 05/15/2030	$21,545	0.0
54,000	American Campus Communities Operating Partnership L.P., 2.250%, 01/15/2029	50,050	0.0
206,000	American Homes 4 Rent L.P., 2.375%, 07/15/2031	164,487	0.1
28,000	American Homes 4 Rent L.P., 3.625%, 04/15/2032	24,578	0.0
25,000	American Homes 4 Rent L.P., 4.300%, 04/15/2052	20,191	0.0
12,000	American International Group, Inc., 3.900%, 04/01/2026	11,778	0.0
27,000 (2)	Antares Holdings L.P., 2.750%, 01/15/2027	21,586	0.0
8,000 (2)	Antares Holdings L.P., 3.750%, 07/15/2027	6,733	0.0
50,000	Assurant, Inc., 3.700%, 02/22/2030	44,515	0.0
12,000 (2)	Athene Global Funding, 2.950%, 11/12/2026	11,038	0.0
21,000 (2)	Aviation Capital Group LLC, 1.950%, 09/20/2026	17,861	0.0
8,000 (2)	Aviation Capital Group LLC, 3.875%, 05/01/2023	7,934	0.0
6,000 (2)	Aviation Capital Group LLC, 4.375%, 01/30/2024	5,896	0.0
32,000 (2)	Aviation Capital Group LLC, 5.500%, 12/15/2024	31,747	0.0
14,000 (2)	Avolon Holdings Funding Ltd., 2.125%, 02/21/2026	12,120	0.0
25,000 (2)	Avolon Holdings Funding Ltd., 2.528%, 11/18/2027	20,400	0.0
16,000 (2)	Avolon Holdings Funding Ltd., 2.750%, 02/21/2028	13,063	0.0
9,000 (2)	Avolon Holdings Funding Ltd., 2.875%, 02/15/2025	8,289	0.0
40,000 (2)	Avolon Holdings Funding Ltd., 4.250%, 04/15/2026	37,093	0.0
200,000	Banco Santander SA, 2.746%, 05/28/2025	189,659	0.1
63,000 (4)	Bank of America Corp., 0.981%, 09/25/2025	58,352	0.0
36,000 (4)	Bank of America Corp., 1.197%, 10/24/2026	32,265	0.0
248,000 (4)	Bank of America Corp., 1.734%, 07/22/2027	220,872	0.1
57,000 (4)	Bank of America Corp., 1.898%, 07/23/2031	45,606	0.0
65,000 (4)	Bank of America Corp., 2.087%, 06/14/2029	55,724	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial (continued)
42,000 (4)	Bank of America Corp., 2.572%, 10/20/2032	$34,686	0.0
41,000 (4)	Bank of America Corp., 2.676%, 06/19/2041	29,560	0.0
333,000 (4)	Bank of America Corp., 2.687%, 04/22/2032	279,856	0.1
60,000 (4)	Bank of America Corp., 3.593%, 07/21/2028	56,643	0.0
132,000 (4)	Bank of America Corp., 3.846%, 03/08/2037	114,243	0.1
20,000	Bank of America Corp., 3.950%, 04/21/2025	19,752	0.0
18,000 (4)	Bank of America Corp., 3.970%, 03/05/2029	17,183	0.0
40,000 (4)	Bank of America Corp., 4.078%, 04/23/2040	35,244	0.0
13,000 (4)	Bank of America Corp., 4.083%, 03/20/2051	11,236	0.0
79,000	Bank of America Corp., 4.125%, 01/22/2024	79,910	0.0
103,000	Bank of America Corp., 4.183%, 11/25/2027	100,196	0.1
69,000 (4)	Bank of America Corp., 4.271%, 07/23/2029	66,374	0.0
21,000 (4)	Bank of America Corp., 4.571%, 04/27/2033	20,462	0.0
92,000 (4)	Bank of America Corp., 6.125%, 12/31/2199	88,952	0.0
46,000 (4)	Bank of Montreal, 3.803%, 12/15/2032	42,675	0.0
99,000 (4)	Bank of New York Mellon Corp./The, 4.289%, 06/13/2033	96,962	0.1
23,000	Bank of Nova Scotia/The, 1.950%, 02/02/2027	20,766	0.0
25,000	Bank of Nova Scotia/The, 2.200%, 02/03/2025	23,953	0.0
21,000	Bank of Nova Scotia/The, 2.700%, 08/03/2026	19,806	0.0
140,000 (4)	Bank of Nova Scotia/The, 4.588%, 05/04/2037	128,879	0.1
34,000 (4)	Bank of Nova Scotia/The, 4.900%, 12/31/2199	31,610	0.0
11,000	Berkshire Hathaway Finance Corp., 2.850%, 10/15/2050	7,935	0.0
21,000 (2)	Blackstone Holdings Finance Co. LLC, 1.625%, 08/05/2028	17,763	0.0
55,000 (2)	Blackstone Holdings Finance Co. LLC, 2.000%, 01/30/2032	43,763	0.0

See Accompanying Notes to Financial Statements
51

PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of June 30, 2022 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial (continued)
41,000 (2)	Blackstone Holdings Finance Co. LLC, 2.850%, 08/05/2051	$28,013	0.0
59,000 (2)	Blackstone Holdings Finance Co. LLC, 3.200%, 01/30/2052	43,067	0.0
20,000 (2)	Blackstone Private Credit Fund, 4.000%, 01/15/2029	16,409	0.0
200,000 (2)(4)	BNP Paribas SA, 2.219%, 06/09/2026	184,910	0.1
250,000 (2)(4)	BPCE SA, 2.277%, 01/20/2032	198,018	0.1
206,000 (2)	BPCE SA, 5.700%, 10/22/2023	209,154	0.1
35,000	Canadian Imperial Bank of Commerce, 2.250%, 01/28/2025	33,581	0.0
24,000	Canadian Imperial Bank of Commerce, 3.600%, 04/07/2032	21,812	0.0
45,000 (4)	Capital One Financial Corp., 1.878%, 11/02/2027	39,505	0.0
37,000 (4)	Capital One Financial Corp., 3.273%, 03/01/2030	32,776	0.0
8,000	Capital One Financial Corp., 3.650%, 05/11/2027	7,627	0.0
27,000 (4)	Capital One Financial Corp., 4.927%, 05/10/2028	26,762	0.0
30,000 (4)	Capital One Financial Corp., 5.268%, 05/10/2033	29,495	0.0
30,000	CBRE Services, Inc., 2.500%, 04/01/2031	24,439	0.0
28,000	CI Financial Corp., 4.100%, 06/15/2051	18,186	0.0
221,000 (4)	Citigroup, Inc., 1.462%, 06/09/2027	195,771	0.1
17,000 (4)	Citigroup, Inc., 2.904%, 11/03/2042	12,338	0.0
45,000	Citigroup, Inc., 5.500%, 09/13/2025	46,304	0.0
260,000	Cooperatieve Rabobank UA, 4.375%, 08/04/2025	258,209	0.1
102,000 (2)	Corebridge Financial, Inc., 3.850%, 04/05/2029	94,355	0.0
136,000 (2)	Corebridge Financial, Inc., 3.900%, 04/05/2032	122,143	0.1
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial (continued)
17,000 (2)	Corebridge Financial, Inc., 4.350%, 04/05/2042	$14,530	0.0
17,000 (2)	Corebridge Financial, Inc., 4.400%, 04/05/2052	14,212	0.0
250,000 (2)(4)	Credit Suisse Group AG, 2.193%, 06/05/2026	226,925	0.1
30,000	CubeSmart L.P., 2.250%, 12/15/2028	25,660	0.0
33,000 (2)	Empower Finance 2020 L.P., 1.357%, 09/17/2027	28,428	0.0
50,000	Essex Portfolio L.P., 3.250%, 05/01/2023	49,825	0.0
43,000 (4)	Goldman Sachs Group, Inc., 1.542%, 09/10/2027	37,776	0.0
35,000	Goldman Sachs Group, Inc., 4.250%, 10/21/2025	34,786	0.0
46,000	Goldman Sachs Group, Inc., 5.150%, 05/22/2045	43,786	0.0
15,000	Goldman Sachs Group, Inc., 6.750%, 10/01/2037	16,637	0.0
74,000 (2)	Hartford Financial Services Group, Inc./The, 3.536%, (US0003M + 2.125)%, 02/12/2067	58,591	0.0
7,000	Hartford Financial Services Group, Inc./The, 5.950%, 10/15/2036	7,643	0.0
400,000 (4)	HSBC Holdings PLC, 2.099%, 06/04/2026	369,989	0.1
400,000 (4)	HSBC Holdings PLC, 2.633%, 11/07/2025	381,861	0.1
25,000 (4)	Huntington Bancshares, Inc./OH, 5.023%, 05/17/2033	24,950	0.0
29,000	Intercontinental Exchange, Inc., 2.100%, 06/15/2030	24,352	0.0
24,000	Intercontinental Exchange, Inc., 2.650%, 09/15/2040	17,526	0.0
83,000	Intercontinental Exchange, Inc., 4.600%, 03/15/2033	82,916	0.0
58,000	Intercontinental Exchange, Inc., 4.950%, 06/15/2052	57,461	0.0
39,000	Invitation Homes Operating Partnership L.P., 2.300%, 11/15/2028	32,839	0.0
55,000 (4)	JPMorgan Chase & Co., 0.969%, 06/23/2025	51,463	0.0
137,000 (4)	JPMorgan Chase & Co., 1.040%, 02/04/2027	121,388	0.1

See Accompanying Notes to Financial Statements
52

PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of June 30, 2022 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial (continued)
65,000 (4)	JPMorgan Chase & Co., 1.470%, 09/22/2027	$57,055	0.0
39,000 (4)	JPMorgan Chase & Co., 2.069%, 06/01/2029	33,576	0.0
33,000 (4)	JPMorgan Chase & Co., 2.182%, 06/01/2028	29,366	0.0
19,000 (4)	JPMorgan Chase & Co., 2.525%, 11/19/2041	13,622	0.0
168,000 (4)	JPMorgan Chase & Co., 2.545%, 11/08/2032	139,752	0.1
44,000 (4)	JPMorgan Chase & Co., 2.580%, 04/22/2032	37,060	0.0
57,000 (4)	JPMorgan Chase & Co., 2.595%, 02/24/2026	54,243	0.0
57,000 (4)	JPMorgan Chase & Co., 2.947%, 02/24/2028	52,855	0.0
211,000 (4)	JPMorgan Chase & Co., 3.157%, 04/22/2042	164,239	0.1
31,000 (4)	JPMorgan Chase & Co., 3.328%, 04/22/2052	23,639	0.0
70,000 (4)	JPMorgan Chase & Co., 3.797%, 07/23/2024	69,779	0.0
104,000 (4)	JPMorgan Chase & Co., 4.565%, 06/14/2030	102,194	0.1
28,000	Kilroy Realty L.P., 2.650%, 11/15/2033	21,706	0.0
11,000	Kite Realty Group L.P., 4.000%, 10/01/2026	10,536	0.0
50,000 (2)	Liberty Mutual Group, Inc., 5.500%, 06/15/2052	47,437	0.0
61,000	Main Street Capital Corp., 3.000%, 07/14/2026	53,307	0.0
30,000	Main Street Capital Corp., 5.200%, 05/01/2024	29,931	0.0
200,000	Mizuho Financial Group Cayman 2 Ltd., 4.200%, 07/18/2022	200,136	0.1
32,000 (4)	Morgan Stanley, 1.512%, 07/20/2027	28,122	0.0
103,000 (4)	Morgan Stanley, 1.593%, 05/04/2027	91,608	0.0
22,000 (4)	Morgan Stanley, 1.794%, 02/13/2032	17,327	0.0
234,000 (4)	Morgan Stanley, 2.188%, 04/28/2026	219,360	0.1
140,000 (4)	Morgan Stanley, 2.239%, 07/21/2032	113,564	0.1
18,000 (4)	Morgan Stanley, 2.475%, 01/21/2028	16,377	0.0
46,000 (4)	Morgan Stanley, 2.511%, 10/20/2032	38,062	0.0
86,000 (4)	Morgan Stanley, 2.630%, 02/18/2026	82,156	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial (continued)
32,000 (4)	Morgan Stanley, 2.802%, 01/25/2052	$22,283	0.0
45,000 (4)	Morgan Stanley, 3.737%, 04/24/2024	44,862	0.0
112,000	Morgan Stanley, 3.875%, 01/27/2026	110,482	0.1
100,000	Morgan Stanley, 4.000%, 07/23/2025	100,060	0.1
40,000 (4)	Morgan Stanley, 4.457%, 04/22/2039	37,323	0.0
145,000 (4)	Morgan Stanley, 5.297%, 04/20/2037	140,572	0.1
200,000 (4)	NatWest Group PLC, 3.073%, 05/22/2028	181,972	0.1
43,000 (2)	Northwestern Mutual Global Funding, 1.700%, 06/01/2028	37,988	0.0
28,000 (2)	Northwestern Mutual Life Insurance Co/The, 3.625%, 09/30/2059	20,904	0.0
38,000	Old Republic International Corp., 3.850%, 06/11/2051	28,764	0.0
150,000	ORIX Corp., 3.250%, 12/04/2024	147,720	0.1
106,000 (4)	PartnerRe Finance B LLC, 4.500%, 10/01/2050	88,650	0.0
19,000	Piedmont Operating Partnership L.P., 2.750%, 04/01/2032	14,700	0.0
30,000	Piedmont Operating Partnership L.P., 4.450%, 03/15/2024	30,116	0.0
15,000	Public Storage, 1.950%, 11/09/2028	12,984	0.0
8,000	Realty Income Corp., 3.950%, 08/15/2027	7,812	0.0
27,000	Realty Income Corp., 4.875%, 06/01/2026	27,570	0.0
22,000	Sabra Health Care L.P., 3.200%, 12/01/2031	17,484	0.0
23,000 (4)	Santander Holdings USA, Inc., 2.490%, 01/06/2028	20,318	0.0
27,000	Simon Property Group L.P., 1.750%, 02/01/2028	23,036	0.0
200,000 (2)(4)	Societe Generale SA, 2.797%, 01/19/2028	178,757	0.1
37,000 (4)	State Street Corp., 2.623%, 02/07/2033	31,596	0.0
8,000	Sumitomo Mitsui Financial Group, Inc., 3.010%, 10/19/2026	7,553	0.0

See Accompanying Notes to Financial Statements
53

PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of June 30, 2022 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial (continued)
31,000 (2)	Sumitomo Mitsui Trust Bank Ltd., 2.800%, 03/10/2027	$29,095	0.0
50,000	Sun Communities Operating L.P., 4.200%, 04/15/2032	45,522	0.0
23,000 (2)	Swiss Re Treasury US Corp., 4.250%, 12/06/2042	21,325	0.0
25,000 (2)	Teachers Insurance & Annuity Association of America, 3.300%, 05/15/2050	19,129	0.0
20,000	Toronto-Dominion Bank/The, 2.800%, 03/10/2027	18,729	0.0
45,000	Toronto-Dominion Bank/The, 4.456%, 06/08/2032	44,539	0.0
35,000 (4)	Truist Financial Corp., 1.267%, 03/02/2027	31,410	0.0
38,000 (4)	Truist Financial Corp., 5.100%, 12/31/2199	34,580	0.0
200,000 (2)(4)	UBS Group AG, 2.095%, 02/11/2032	158,999	0.1
200,000 (2)(4)	UBS Group AG, 2.746%, 02/11/2033	162,947	0.1
7,000	Ventas Realty L.P., 5.700%, 09/30/2043	7,139	0.0
50,000	Visa, Inc., 4.300%, 12/14/2045	49,470	0.0
36,000 (4)	Wells Fargo & Co., 2.393%, 06/02/2028	32,268	0.0
101,000 (4)	Wells Fargo & Co., 2.406%, 10/30/2025	96,264	0.0
21,000 (4)	Wells Fargo & Co., 3.068%, 04/30/2041	16,294	0.0
120,000	Wells Fargo & Co., 3.750%, 01/24/2024	120,375	0.1
57,000 (4)	Wells Fargo & Co., 4.611%, 04/25/2053	52,844	0.0
28,000	Wells Fargo & Co., 4.750%, 12/07/2046	25,697	0.0
23,000	Westpac Banking Corp., 1.953%, 11/20/2028	20,090	0.0
24,000	XLIT Ltd., 5.500%, 03/31/2045	24,927	0.0
		9,984,739	3.3
	Industrial: 0.4%
38,000	Amcor Flexibles North America, Inc., 4.000%, 05/17/2025	37,622	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Industrial (continued)
39,000	Avnet, Inc., 5.500%, 06/01/2032	$38,319	0.0
27,000	Berry Global, Inc., 0.950%, 02/15/2024	25,591	0.0
40,000	Berry Global, Inc., 1.650%, 01/15/2027	35,046	0.0
22,000	Boeing Co/The, 3.250%, 02/01/2028	19,681	0.0
46,000	Boeing Co/The, 3.250%, 02/01/2035	34,867	0.0
9,000 (3)	Boeing Co/The, 3.625%, 02/01/2031	7,777	0.0
9,000	Boeing Co/The, 3.850%, 11/01/2048	6,391	0.0
35,000	Boeing Co/The, 4.875%, 05/01/2025	34,919	0.0
42,000	Boeing Co/The, 5.150%, 05/01/2030	40,350	0.0
27,000	Boeing Co/The, 5.805%, 05/01/2050	24,848	0.0
45,000	Burlington Northern Santa Fe LLC, 3.900%, 08/01/2046	40,066	0.0
75,000	Burlington Northern Santa Fe LLC, 4.450%, 01/15/2053	72,682	0.1
47,000	FedEx Corp., 3.900%, 02/01/2035	41,935	0.0
25,000	Fortune Brands Home & Security, Inc., 4.000%, 03/25/2032	22,139	0.0
18,000	GE Capital Funding LLC, 4.400%, 05/15/2030	17,002	0.0
55,000	John Deere Capital Corp., 3.350%, 04/18/2029	52,799	0.0
200,000 (2)	Misc Capital Two Labuan Ltd., 3.750%, 04/06/2027	188,065	0.1
13,000	Norfolk Southern Corp., 4.100%, 05/15/2121	9,809	0.0
68,000	Parker-Hannifin Corp., 4.500%, 09/15/2029	67,719	0.1
24,000 (2)	Penske Truck Leasing Co. Lp / PTL Finance Corp., 1.200%, 11/15/2025	21,455	0.0
40,000 (2)	Penske Truck Leasing Co. Lp / PTL Finance Corp., 1.700%, 06/15/2026	35,706	0.0

See Accompanying Notes to Financial Statements
54

PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of June 30, 2022 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Industrial (continued)
2,000	Raytheon Technologies Corp., 3.650%, 08/16/2023	$1,999	0.0
34,000	Raytheon Technologies Corp., 4.450%, 11/16/2038	32,490	0.0
51,000	Raytheon Technologies Corp., 4.500%, 06/01/2042	48,724	0.0
30,000 (2)	Sealed Air Corp., 1.573%, 10/15/2026	26,126	0.0
44,000	Sonoco Products Co., 2.250%, 02/01/2027	39,612	0.0
15,000 (2)	TD SYNNEX Corp., 1.750%, 08/09/2026	13,235	0.0
97,000	Teledyne Technologies, Inc., 1.600%, 04/01/2026	87,448	0.1
76,000	Union Pacific Corp., 3.500%, 02/14/2053	62,089	0.0
		1,186,511	0.4
	Technology: 0.6%
45,000	Advanced Micro Devices, Inc., 3.924%, 06/01/2032	44,335	0.0
41,000	Advanced Micro Devices, Inc., 4.393%, 06/01/2052	39,976	0.0
115,000	Apple, Inc., 2.650%, 02/08/2051	85,022	0.1
110,000	Apple, Inc., 2.800%, 02/08/2061	79,130	0.1
25,000	Apple, Inc., 2.850%, 08/05/2061	18,179	0.0
70,000	Apple, Inc., 3.750%, 09/12/2047	63,291	0.0
13,000	Apple, Inc., 4.500%, 02/23/2036	13,573	0.0
27,000	Citrix Systems, Inc., 1.250%, 03/01/2026	26,156	0.0
6,000	Citrix Systems, Inc., 3.300%, 03/01/2030	5,858	0.0
25,000	Dell International LLC / EMC Corp., 6.020%, 06/15/2026	25,995	0.0
20,000	DXC Technology Co., 1.800%, 09/15/2026	17,988	0.0
20,000	DXC Technology Co., 2.375%, 09/15/2028	17,230	0.0
20,000	Fiserv, Inc., 2.750%, 07/01/2024	19,529	0.0
27,000	Fiserv, Inc., 3.500%, 07/01/2029	24,652	0.0
28,000	HP, Inc., 2.650%, 06/17/2031	22,524	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Technology (continued)
81,000	HP, Inc., 4.000%, 04/15/2029	$75,960	0.1
45,000	HP, Inc., 4.050%, 09/15/2022	45,183	0.0
27,000	HP, Inc., 4.750%, 01/15/2028	26,706	0.0
15,000 (2)	Infor, Inc., 1.450%, 07/15/2023	14,600	0.0
18,000	Intel Corp., 3.100%, 02/15/2060	12,891	0.0
24,000	Intel Corp., 3.200%, 08/12/2061	17,592	0.0
30,000	Intel Corp., 3.250%, 11/15/2049	23,381	0.0
75,000	Intel Corp., 4.600%, 03/25/2040	73,370	0.0
48,000	KLA Corp., 4.950%, 07/15/2052	48,348	0.0
32,000	KLA Corp., 5.250%, 07/15/2062	33,037	0.0
21,000 (2)	Kyndryl Holdings, Inc., 2.050%, 10/15/2026	17,693	0.0
54,000 (2)	Kyndryl Holdings, Inc., 2.700%, 10/15/2028	43,059	0.0
23,000 (2)	Kyndryl Holdings, Inc., 3.150%, 10/15/2031	17,052	0.0
37,000	Microchip Technology, Inc., 2.670%, 09/01/2023	36,400	0.0
93,000	Microsoft Corp., 2.921%, 03/17/2052	73,509	0.0
31,000	NXP BV / NXP Funding LLC, 5.350%, 03/01/2026	31,624	0.0
20,000	NXP BV / NXP Funding LLC / NXP USA, Inc., 3.250%, 11/30/2051	13,891	0.0
18,000	NXP BV / NXP Funding LLC / NXP USA, Inc., 3.400%, 05/01/2030	15,896	0.0
100,000	NXP BV / NXP Funding LLC / NXP USA, Inc., 4.300%, 06/18/2029	95,500	0.1
70,000	Oracle Corp., 2.300%, 03/25/2028	60,294	0.0
9,000	Oracle Corp., 3.600%, 04/01/2050	6,269	0.0
74,000	Oracle Corp., 3.650%, 03/25/2041	55,259	0.0
6,000	Oracle Corp., 3.850%, 07/15/2036	4,829	0.0
52,000	Oracle Corp., 3.950%, 03/25/2051	38,273	0.0
139,000	Oracle Corp., 4.300%, 07/08/2034	121,461	0.1

See Accompanying Notes to Financial Statements
55

PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of June 30, 2022 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Technology (continued)
17,000	Roper Technologies, Inc., 1.400%, 09/15/2027	$14,577	0.0
81,000	Salesforce, Inc., 2.700%, 07/15/2041	62,755	0.0
30,000	Take-Two Interactive Software, Inc., 4.000%, 04/14/2032	28,196	0.0
180,000	VMware, Inc., 1.400%, 08/15/2026	159,374	0.1
20,000	VMware, Inc., 1.800%, 08/15/2028	16,629	0.0
21,000	Workday, Inc., 3.500%, 04/01/2027	20,099	0.0
		1,807,145	0.6
	Utilities: 1.3%
152,000	AEP Texas, Inc., 3.450%, 01/15/2050	118,902	0.1
32,000 (2)	AEP Texas, Inc., 3.850%, 10/01/2025	31,803	0.0
21,000	AES Corp./The, 1.375%, 01/15/2026	18,545	0.0
14,000 (2)	AES Corp./The, 3.950%, 07/15/2030	12,668	0.0
20,000	Alabama Power Co., 3.450%, 10/01/2049	15,865	0.0
38,000 (2)	Alliant Energy Finance LLC, 3.600%, 03/01/2032	34,445	0.0
74,000 (2)	Alliant Energy Finance LLC, 3.750%, 06/15/2023	74,082	0.1
30,000 (4)	American Electric Power Co., Inc., 3.875%, 02/15/2062	23,744	0.0
32,000 (2)	American Transmission Systems, Inc., 2.650%, 01/15/2032	27,139	0.0
28,000 (2)	American Transmission Systems, Inc., 5.000%, 09/01/2044	27,038	0.0
21,000	Appalachian Power Co., 2.700%, 04/01/2031	18,141	0.0
14,000	Appalachian Power Co., 3.700%, 05/01/2050	11,155	0.0
55,000	Avangrid, Inc., 3.200%, 04/15/2025	53,535	0.0
28,000	Baltimore Gas and Electric Co., 2.250%, 06/15/2031	23,865	0.0
42,000 (2)	Berkshire Hathaway Energy Co., 4.600%, 05/01/2053	40,344	0.0
23,000	Black Hills Corp., 2.500%, 06/15/2030	19,233	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Utilities (continued)
13,000	Black Hills Corp., 3.050%, 10/15/2029	$11,661	0.0
40,000	Black Hills Corp., 4.250%, 11/30/2023	40,137	0.0
6,000	Black Hills Corp., 4.350%, 05/01/2033	5,607	0.0
25,000	CenterPoint Energy Houston Electric LLC, 3.550%, 08/01/2042	21,518	0.0
39,000 (2)	Cleveland Electric Illuminating Co/The, 3.500%, 04/01/2028	36,732	0.0
26,000 (4)	CMS Energy Corp., 3.750%, 12/01/2050	19,940	0.0
68,000 (4)	CMS Energy Corp., 4.750%, 06/01/2050	59,753	0.0
13,000	Commonwealth Edison Co., 3.750%, 08/15/2047	11,222	0.0
34,000	Consolidated Edison Co. of New York, Inc., 4.000%, 11/15/2057	28,394	0.0
12,000	Consolidated Edison Co. of New York, Inc., 5.300%, 03/01/2035	12,491	0.0
70,000 (4)	Dominion Energy, Inc., 4.350%, 12/31/2199	57,925	0.0
35,000 (4)	Dominion Energy, Inc., 4.650%, 12/31/2199	31,277	0.0
13,000	DTE Electric Co., 2.950%, 03/01/2050	9,950	0.0
10,000	Duke Energy Carolinas LLC, 2.550%, 04/15/2031	8,756	0.0
6,000	Duke Energy Carolinas LLC, 3.750%, 06/01/2045	5,037	0.0
125,000	Duke Energy Carolinas LLC, 4.000%, 09/30/2042	111,264	0.1
2,000	Duke Energy Carolinas LLC, 4.250%, 12/15/2041	1,847	0.0
10,000 (4)	Duke Energy Corp., 4.875%, 12/31/2199	9,125	0.0
42,000	Duke Energy Florida LLC, 2.400%, 12/15/2031	35,961	0.0
8,000	Duke Energy Florida LLC, 4.200%, 07/15/2048	7,310	0.0
195,000	Duke Energy Indiana LLC, 2.750%, 04/01/2050	138,524	0.1
30,000	Duke Energy Indiana LLC, 3.250%, 10/01/2049	23,264	0.0
11,000	Duke Energy Ohio, Inc., 2.125%, 06/01/2030	9,292	0.0
109,000	Duke Energy Progress LLC, 3.700%, 10/15/2046	92,961	0.1

See Accompanying Notes to Financial Statements
56

PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of June 30, 2022 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Utilities (continued)
55,000	Duke Energy Progress LLC, 4.100%, 05/15/2042	$49,848	0.0
3,000	Duke Energy Progress LLC, 4.100%, 03/15/2043	2,697	0.0
2,000	Duke Energy Progress LLC, 4.200%, 08/15/2045	1,822	0.0
15,000 (2)	Duquesne Light Holdings, Inc., 2.532%, 10/01/2030	12,340	0.0
78,000	Entergy Arkansas LLC, 2.650%, 06/15/2051	54,225	0.0
34,000	Entergy Arkansas LLC, 4.200%, 04/01/2049	31,412	0.0
30,000	Entergy Corp., 2.400%, 06/15/2031	24,431	0.0
11,000	Entergy Corp., 2.800%, 06/15/2030	9,446	0.0
100,000	Entergy Louisiana LLC, 2.900%, 03/15/2051	72,295	0.1
9,000	Entergy Louisiana LLC, 4.200%, 04/01/2050	8,139	0.0
33,000	Entergy Texas, Inc., 4.000%, 03/30/2029	32,251	0.0
16,000	Evergy Metro, Inc., 2.250%, 06/01/2030	13,806	0.0
25,000	Eversource Energy, 1.400%, 08/15/2026	22,356	0.0
57,000	Eversource Energy, 2.900%, 03/01/2027	53,560	0.0
32,000	Eversource Energy, 3.375%, 03/01/2032	28,811	0.0
5,000	Exelon Corp., 4.050%, 04/15/2030	4,803	0.0
16,000	Florida Power & Light Co., 2.875%, 12/04/2051	11,933	0.0
25,000	Georgia Power Co., 2.200%, 09/15/2024	24,155	0.0
14,000	Georgia Power Co., 5.125%, 05/15/2052	13,913	0.0
33,000	Georgia Power Co., 5.750%, 04/15/2023	33,515	0.0
44,000	Indiana Michigan Power Co., 3.250%, 05/01/2051	33,425	0.0
20,000	Interstate Power and Light Co., 3.100%, 11/30/2051	14,704	0.0
80,000	Interstate Power and Light Co., 3.250%, 12/01/2024	79,081	0.1
10,000	IPALCO Enterprises, Inc., 4.250%, 05/01/2030	9,299	0.0
200,000 (2)	Israel Electric Corp. Ltd., 3.750%, 02/22/2032	179,312	0.1
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Utilities (continued)
12,000 (2)	Jersey Central Power & Light Co., 2.750%, 03/01/2032	$10,221	0.0
50,000 (2)	Jersey Central Power & Light Co., 4.300%, 01/15/2026	49,446	0.0
50,000 (2)	Jersey Central Power & Light Co., 4.700%, 04/01/2024	50,342	0.0
12,000 (2)	Metropolitan Edison Co., 4.000%, 04/15/2025	11,819	0.0
5,000	MidAmerican Energy Co., 4.400%, 10/15/2044	4,760	0.0
30,000	Mississippi Power Co., 4.250%, 03/15/2042	26,217	0.0
20,000 (2)	Monongahela Power Co., 3.550%, 05/15/2027	19,044	0.0
13,000 (2)	Narragansett Electric Co/The, 3.395%, 04/09/2030	12,220	0.0
41,000	National Rural Utilities Cooperative Finance Corp., 2.400%, 03/15/2030	35,800	0.0
31,000	National Rural Utilities Cooperative Finance Corp., 2.750%, 04/15/2032	27,030	0.0
43,000 (4)	National Rural Utilities Cooperative Finance Corp., 4.750%, 04/30/2043	39,961	0.0
175,000	NextEra Energy Capital Holdings, Inc., 1.875%, 01/15/2027	157,971	0.1
123,000	NextEra Energy Capital Holdings, Inc., 1.900%, 06/15/2028	107,071	0.1
23,000	NextEra Energy Capital Holdings, Inc., 2.440%, 01/15/2032	19,176	0.0
45,000 (4)	NextEra Energy Capital Holdings, Inc., 3.800%, 03/15/2082	36,158	0.0
34,000 (3)	NextEra Energy Capital Holdings, Inc., 5.000%, 07/15/2032	34,865	0.0
100,000	NiSource, Inc., 0.950%, 08/15/2025	89,966	0.1
20,000	NiSource, Inc., 5.950%, 06/15/2041	20,733	0.0
16,000	NSTAR Electric Co., 1.950%, 08/15/2031	13,303	0.0

See Accompanying Notes to Financial Statements
57

PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of June 30, 2022 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Utilities (continued)
20,000	Oglethorpe Power Corp., 3.750%, 08/01/2050	$15,954	0.0
34,000	ONE Gas, Inc., 1.100%, 03/11/2024	32,410	0.0
13,000	Pacific Gas and Electric Co., 4.250%, 03/15/2046	9,519	0.0
28,000	Pacific Gas and Electric Co., 4.300%, 03/15/2045	20,403	0.0
17,000	Pacific Gas and Electric Co., 4.450%, 04/15/2042	12,794	0.0
3,000	PacifiCorp, 4.150%, 02/15/2050	2,713	0.0
5,000	PECO Energy Co., 3.700%, 09/15/2047	4,358	0.0
10,000	PECO Energy Co., 4.150%, 10/01/2044	9,121	0.0
200,000	Perusahaan Listrik Negara PT, 4.125%, 05/15/2027	192,481	0.1
15,000	Piedmont Natural Gas Co., Inc., 3.350%, 06/01/2050	11,210	0.0
75,000	PPL Electric Utilities Corp., 4.125%, 06/15/2044	67,512	0.1
5,000	Public Service Electric and Gas Co., 3.600%, 12/01/2047	4,241	0.0
15,000	Public Service Enterprise Group, Inc., 1.600%, 08/15/2030	11,929	0.0
74,000	Public Service Enterprise Group, Inc., 2.450%, 11/15/2031	61,825	0.0
46,000	Sempra Energy, 3.800%, 02/01/2038	38,899	0.0
75,000 (4)	Sempra Energy, 4.125%, 04/01/2052	60,297	0.0
24,000 (4)	Sempra Energy, 4.875%, 12/31/2199	22,140	0.0
67,000	South Jersey Industries, Inc., 5.020%, 04/15/2031	59,740	0.0
6,000	Southern California Edison Co., 4.050%, 03/15/2042	4,956	0.0
60,000 (4)	Southern Co/The, 3.750%, 09/15/2051	51,130	0.0
35,000 (4)	Southern Co/The, 4.000%, 01/15/2051	31,464	0.0
38,000	Southern Co/The, 5.113%, 08/01/2027	38,351	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Utilities (continued)
13,000	Southwest Gas Corp., 4.050%, 03/15/2032	$11,811	0.0
36,000	Southwestern Electric Power Co., 1.650%, 03/15/2026	32,821	0.0
14,000	Tampa Electric Co., 4.350%, 05/15/2044	12,847	0.0
23,000	Tucson Electric Power Co., 1.500%, 08/01/2030	18,373	0.0
17,000	Union Electric Co., 3.900%, 09/15/2042	15,078	0.0
28,000	Virginia Electric and Power Co., 3.450%, 09/01/2022	28,008	0.0
45,000 (2)	Vistra Operations Co. LLC, 5.125%, 05/13/2025	44,583	0.0
36,000	Washington Gas Light Co., 3.650%, 09/15/2049	29,882	0.0
31,000	WEC Energy Group, Inc., 1.375%, 10/15/2027	26,891	0.0
26,000	WEC Energy Group, Inc., 2.200%, 12/15/2028	22,769	0.0
23,000	Wisconsin Electric Power Co., 1.700%, 06/15/2028	20,058	0.0
26,000	Wisconsin Public Service Corp., 3.671%, 12/01/2042	22,102	0.0
		3,976,804	1.3
	Total Corporate Bonds/Notes (Cost $30,762,139)	27,184,783	8.9
COLLATERALIZED MORTGAGE OBLIGATIONS: 3.9%
57,411	Alternative Loan Trust 2004-J7 MI, 2.644%, (US0001M + 1.020)%, 10/25/2034	57,625	0.0
39,702	Alternative Loan Trust 2005-65CB 2A4, 5.500%, 12/25/2035	31,493	0.0
82,152	Alternative Loan Trust 2005-J2 1A12, 2.024%, (US0001M + 0.400)%, 04/25/2035	67,254	0.0
15,461	Alternative Loan Trust 2006-13T1 A9, 6.000%, 05/25/2036	8,534	0.0
79,050	Alternative Loan Trust 2006-19CB A12, 2.024%, (US0001M + 0.400)%, 08/25/2036	40,890	0.0

See Accompanying Notes to Financial Statements
58

PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of June 30, 2022 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
24,034	Alternative Loan Trust 2007-23CB A3, 2.124%, (US0001M + 0.500)%, 09/25/2037	$11,305	0.0
103,050	Alternative Loan Trust 2007-2CB 2A1, 2.224%, (US0001M + 0.600)%, 03/25/2037	49,238	0.0
600,000 (2)	Arroyo Mortgage Trust 2022-1 A3, 3.650%, 12/25/2056	499,462	0.2
24,366 (4)	Bear Stearns ALT-A Trust 2005-7 21A1, 2.944%, 09/25/2035	21,078	0.0
40,939	Bear Stearns Mortgage Funding Trust 2006-AR5 2A1, 1.814%, (US0001M + 0.190)%, 01/25/2037	36,488	0.0
500,000 (2)	Bellemeade Re 2022-1 M1C Ltd., 4.626%, (SOFR30A + 3.700)%, 01/26/2032	479,182	0.2
55,427 (4)	Citigroup Mortgage Loan Trust 2006-AR2 1A1, 2.845%, 03/25/2036	45,149	0.0
28,966 (4)	Citigroup Mortgage Loan Trust 2007-10 22AA, 3.396%, 09/25/2037	26,382	0.0
100,000 (2)	Connecticut Avenue Securities Trust 2020-R02 2B1, 4.624%, (US0001M + 3.000)%, 01/25/2040	86,787	0.0
280,546	Fannie Mae 2011-113 CL, 4.000%, 11/25/2041	279,327	0.1
434,862	Fannie Mae 2011-99 CZ, 4.500%, 10/25/2041	449,205	0.2
46,007	Fannie Mae Connecticut Avenue Securities 2015-C02 1M2, 5.624%, (US0001M + 4.000)%, 05/25/2025	46,286	0.0
129,009	Fannie Mae Connecticut Avenue Securities 2017-C03 1M2, 4.624%, (US0001M + 3.000)%, 10/25/2029	130,264	0.1
146,367	Fannie Mae Connecticut Avenue Securities 2017-C04 2M2, 4.474%, (US0001M + 2.850)%, 11/25/2029	146,882	0.1
Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
54,609	Fannie Mae Connecticut Avenue Securities 2017-CO6 2M2, 4.424%, (US0001M + 2.800)%, 02/25/2030	$54,801	0.0
145,513	Fannie Mae Connecticut Avenue Securities 2018-C06 1M2, 3.624%, (US0001M + 2.000)%, 03/25/2031	144,033	0.1
14,800 (2)	Fannie Mae Connecticut Avenue Securities 2019-R02 1M2, 3.924%, (US0001M + 2.300)%, 08/25/2031	14,803	0.0
70,036 (2)	Fannie Mae Connecticut Avenue Securities Trust 2020-R01 1M2, 3.674%, (US0001M + 2.050)%, 01/25/2040	68,601	0.0
168,735	Fannie Mae REMIC Trust 2009-19 PW, 4.500%, 10/25/2036	172,817	0.1
146,829 (4)	Fannie Mae REMIC Trust 2009-50 HZ, 5.536%, 02/25/2049	155,453	0.1
122,621	Fannie Mae REMIC Trust 2011-30 ZA, 5.000%, 04/25/2041	126,448	0.1
92,401	Fannie Mae REMIC Trust 2011-9 AZ, 5.000%, 05/25/2040	93,750	0.0
214,981	Fannie Mae REMICS 2009-96 DB, 4.000%, 11/25/2029	217,117	0.1
57,697	Fannie Mae REMICS 2011-10 ZC, 5.000%, 02/25/2041	60,571	0.0
35,119	Fannie Mae REMICS 2011-84 Z, 5.250%, 09/25/2041	37,058	0.0
76,825	Fannie Mae REMICS 2013-16 GD, 3.000%, 03/25/2033	75,938	0.0
419,228	Fannie Mae REMICS 2018-11 BX, 4.000%, 12/25/2047	424,137	0.1
45,418	Fannie Mae REMICS 2018-8 AB, 3.500%, 10/25/2047	43,804	0.0
90,005 (2)(4)	Flagstar Mortgage Trust 2018-1 B3, 3.961%, 03/25/2048	82,574	0.0

See Accompanying Notes to Financial Statements
59

PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of June 30, 2022 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
264,252	Freddie Mac 4634 ZM, 5.000%, 11/15/2056	$288,275	0.1
50,124	Freddie Mac REMIC Trust 2114 ZM, 6.000%, 01/15/2029	52,571	0.0
43,375	Freddie Mac REMIC Trust 2541 NE, 5.500%, 12/15/2032	46,085	0.0
10,085	Freddie Mac REMIC Trust 2861 Z, 5.500%, 09/15/2034	10,652	0.0
32,205	Freddie Mac REMIC Trust 2931 ZY, 5.000%, 02/15/2035	33,726	0.0
99,767	Freddie Mac REMIC Trust 3117 ZA, 5.500%, 02/15/2036	104,892	0.0
38,710	Freddie Mac REMIC Trust 3351 ZC, 5.500%, 07/15/2037	40,536	0.0
36,340 (4)(5)	Freddie Mac REMIC Trust 3524 LA, 4.958%, 03/15/2033	35,922	0.0
36,992	Freddie Mac REMIC Trust 3724 CM, 5.500%, 06/15/2037	38,785	0.0
6,623	Freddie Mac REMIC Trust 4000 PA, 4.500%, 01/15/2042	6,806	0.0
211,582	Freddie Mac REMIC Trust 4203 BN, 3.000%, 04/15/2033	206,355	0.1
563,630	Freddie Mac REMIC Trust 4335 ZX, 4.250%, 05/15/2044	570,001	0.2
563,630	Freddie Mac REMIC Trust 435 XZ, 4.250%, 05/15/2044	564,446	0.2
1,066,090	Freddie Mac REMICS 4136 ZG, 3.000%, 11/15/2042	1,002,254	0.3
522,254	Freddie Mac REMICS 4372 Z, 3.000%, 08/15/2044	491,449	0.2
163,903	Freddie Mac REMICS 4495 PA, 3.500%, 09/15/2043	164,728	0.1
250,000 (2)	Freddie Mac STACR REMIC Trust 2020-DNA6 M2, 2.926%, (SOFR30A + 2.000)%, 12/25/2050	246,137	0.1
Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
95,870 (2)	Freddie Mac Stacr Remic Trust 2020-HQA2 M2, 4.724%, (US0001M + 3.100)%, 03/25/2050	$95,200	0.0
12,681 (2)	Freddie Mac STACR REMIC Trust 2020-HQA3 M2, 5.224%, (US0001M + 3.600)%, 07/25/2050	12,675	0.0
236,203 (2)	Freddie Mac STACR REMIC Trust 2021-DNA5 M2, 2.576%, (SOFR30A + 1.650)%, 01/25/2034	227,988	0.1
600,000 (2)	Freddie Mac STACR REMIC Trust 2021-HQA4 B1, 4.676%, (SOFR30A + 3.750)%, 12/25/2041	498,713	0.2
100,000 (2)	Freddie Mac STACR REMIC Trust 2022-DNA1 B1, 4.326%, (SOFR30A + 3.400)%, 01/25/2042	84,735	0.0
118,816	Freddie Mac Structured Agency Credit Risk Debt Notes 2017-HQA3 M2, 3.974%, (US0001M + 2.350)%, 04/25/2030	118,731	0.0
74,991	Freddie Mac Structured Agency Credit Risk Debt Notes 2018-HQA1 M2, 3.924%, (US0001M + 2.300)%, 09/25/2030	74,463	0.0
265,014	Ginnie Mae 2013-8 BE, 1.750%, 11/20/2042	245,511	0.1
1,123,554	Ginnie Mae 2019-15 CZ, 3.500%, 02/20/2049	1,078,710	0.4
31,727	Ginnie Mae Series 2009-29 PB, 4.750%, 05/20/2039	32,723	0.0
211,893	Ginnie Mae Series 2010-164 JZ, 4.000%, 12/20/2040	212,211	0.1
9,006	Ginnie Mae Series 2011-169 BC, 7.000%, 05/16/2032	9,498	0.0
25,474	HomeBanc Mortgage Trust 2004-1 2A, 2.484%, (US0001M + 0.860)%, 08/25/2029	24,578	0.0
64,855 (2)(4)	JP Morgan Mortgage Trust 2019-LTV3 A5, 3.500%, 03/25/2050	64,034	0.0

See Accompanying Notes to Financial Statements
60

PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of June 30, 2022 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
159,139 (2)(4)	JP Morgan Mortgage Trust 2020-5 A15, 3.000%, 12/25/2050	$142,097	0.1
100,000 (2)	Mello Warehouse Securitization Trust 2021-1 C, 1.768%, (US0001M + 1.100)%, 02/25/2055	98,205	0.0
44,886	Morgan Stanley Mortgage Loan Trust 2007-13 6A1, 6.000%, 10/25/2037	29,505	0.0
300,000 (2)	Mortgage Insurance-Linked Notes 2021-3 M1B, 3.826%, (SOFR30A + 2.900)%, 02/25/2034	286,427	0.1
9,352	Prime Mortgage Trust 2007-1 A4, 5.500%, 03/25/2037	8,177	0.0
16,260 (4)	WaMu Mortgage Pass Through Certificates Series 2006-AR12 2A3, 2.521%, 10/25/2036	15,302	0.0
39,698	WaMu Mortgage Pass-Through Certificates Series 2005-AR11 A1C3, 2.644%, (US0001M + 0.510)%, 08/25/2045	38,179	0.0
21,477	WaMu Mortgage Pass-Through Certificates Series 2005-AR13 A1C3, 2.604%, (US0001M + 0.490)%, 10/25/2045	20,462	0.0
21,320 (4)	WaMu Mortgage Pass-Through Certificates Series 2006-AR8 1A4, 2.853%, 08/25/2046	19,957	0.0
105,477 (4)	WaMu Mortgage Pass-Through Certificates Series 2007-HY2 1A1, 3.196%, 12/25/2036	99,099	0.0
57,122 (4)	WaMu Mortgage Pass-Through Certificates Series 2007-HY7 2A2, 3.107%, 07/25/2037	54,635	0.0
Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
128,691	Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2006-AR6 2A, 1.436%, (12MTA + 0.960)%, 08/25/2046	$83,498	0.0
11,980	Wells Fargo Alternative Loan 2007-PA2 2A1, 2.054%, (US0001M + 0.430)%, 06/25/2037	9,673	0.0
9,840 (4)	Wells Fargo Mortgage Backed Securities 2006-AR4 2A4, 2.870%, 04/25/2036	9,399	0.0
15,133 (4)	Wells Fargo Mortgage Backed Securities 2007-AR7 A1, 2.767%, 12/28/2037	14,359	0.0
	Total Collateralized Mortgage Obligations (Cost $12,691,985)	11,897,100	3.9
U.S. GOVERNMENT AGENCY OBLIGATIONS: 6.2%
	Federal Home Loan Mortgage Corporation: 0.5%(6)
5,109	2.500%, 05/01/2030	5,011	0.0
7,922	2.500%, 05/01/2030	7,780	0.0
9,475	2.500%, 06/01/2030	9,305	0.0
587,159	2.500%, 02/01/2052	530,503	0.2
489,280	2.500%, 02/01/2052	442,067	0.2
17,506	3.000%, 03/01/2045	16,725	0.0
12,848	3.000%, 03/01/2045	12,234	0.0
19,422	3.000%, 04/01/2045	18,495	0.0
28,656	3.500%, 03/01/2045	28,054	0.0
83,165	4.000%, 12/01/2041	84,244	0.0
28,284	4.000%, 12/01/2042	28,580	0.0
6,016	4.000%, 09/01/2045	6,068	0.0
4,634	4.000%, 09/01/2045	4,674	0.0
4,190	4.000%, 09/01/2045	4,227	0.0
3,859	4.000%, 09/01/2045	3,892	0.0
56,122	4.500%, 08/01/2041	56,888	0.0
183,670	4.500%, 09/01/2041	188,371	0.1
2,148	5.500%, 07/01/2037	2,311	0.0
1,717	6.500%, 12/01/2031	1,845	0.0
		1,451,274	0.5
	Federal National Mortgage Association: 0.6%(6)
569,423	2.500%, 06/01/2051	514,383	0.2
790,106	3.000%, 05/01/2052	738,341	0.3
388,931	4.500%, 09/01/2047	410,627	0.1
		1,663,351	0.6

See Accompanying Notes to Financial Statements
61

PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of June 30, 2022 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Government National Mortgage Association: 1.2%
1,259,745	2.500%, 05/20/2051	$1,158,158	0.4
600,000 (7)	3.000%, 07/15/2052	565,828	0.2
1,950,000 (7)	3.500%, 07/15/2052	1,895,156	0.6
21,307	4.000%, 11/20/2040	21,675	0.0
43,638	4.000%, 03/20/2046	44,178	0.0
39,531	4.500%, 08/20/2041	41,351	0.0
73,524	4.500%, 09/15/2047	75,920	0.0
		3,802,266	1.2
	Uniform Mortgage-Backed Securities: 3.9%
278,084	2.000%, 05/01/2051	242,533	0.1
286,286	2.000%, 10/01/2051	249,281	0.1
979,438	2.000%, 02/01/2052	854,203	0.3
13,047	2.500%, 05/01/2030	12,801	0.0
17,368	2.500%, 06/01/2030	17,041	0.0
23,960	2.500%, 06/01/2030	23,509	0.0
9,826	2.500%, 07/01/2030	9,641	0.0
326,686	2.500%, 01/01/2052	295,283	0.1
862,198	2.500%, 02/01/2052	779,900	0.3
980,560	2.500%, 02/01/2052	887,203	0.3
373,590	2.500%, 03/01/2052	338,020	0.1
32,688	3.000%, 09/01/2043	31,247	0.0
159,634	3.000%, 04/01/2045	152,024	0.1
108,667	3.000%, 07/01/2046	103,056	0.0
575,348	3.000%, 04/01/2050	537,571	0.2
1,084,825	3.000%, 02/01/2052	1,017,740	0.3
938,000 (7)	3.000%, 07/15/2052	873,879	0.3
36,229	3.500%, 10/01/2042	35,613	0.0
329,891	3.500%, 08/01/2046	322,670	0.1
84,044	4.000%, 07/01/2042	85,056	0.0
8,933	4.000%, 07/01/2042	9,040	0.0
130,190	4.000%, 01/01/2045	131,516	0.0
20,650	4.000%, 06/01/2045	20,808	0.0
2,741,000 (7)	4.000%, 07/15/2052	2,703,686	0.9
16,590	4.500%, 11/01/2040	17,131	0.0
31,849	4.500%, 10/01/2041	32,834	0.0
2,021,000 (7)	4.500%, 07/15/2052	2,029,289	0.7
15,374	5.000%, 06/01/2033	16,178	0.0
3,651	5.000%, 02/01/2036	3,846	0.0
1,625	5.000%, 07/01/2036	1,709	0.0
39,287	5.000%, 07/01/2037	40,563	0.0
36,860	5.000%, 11/01/2040	38,829	0.0
16,447	5.000%, 05/01/2041	17,330	0.0
44,775	5.000%, 06/01/2041	46,905	0.0
23,828	5.000%, 06/01/2041	25,105	0.0
58,965	5.500%, 12/01/2036	63,160	0.0
206	7.000%, 10/01/2029	218	0.0
1,148	7.000%, 01/01/2032	1,194	0.0
		12,067,612	3.9
Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Uniform Mortgage-Backed Securities (continued)
	Total U.S. Government Agency Obligations (Cost $19,535,097)	$18,984,503	6.2
U.S. TREASURY OBLIGATIONS: 5.1%
	U.S. Treasury Bonds: 1.3%
1,000	1.250%, 05/15/2050	637	0.0
22,000	1.375%, 11/15/2040	15,853	0.0
2,200	1.625%, 11/15/2050	1,548	0.0
1,616,600 (3)	2.250%, 02/15/2052	1,330,916	0.4
2,674,400	3.250%, 05/15/2042	2,610,883	0.9
		3,959,837	1.3
	U.S. Treasury Notes: 3.8%
1,000	0.125%, 10/15/2023	964	0.0
260,500	0.500%, 11/30/2023	251,688	0.1
344,900	0.875%, 01/31/2024	333,798	0.1
20,500	1.125%, 02/15/2031	17,619	0.0
137,800	1.250%, 11/30/2026	127,613	0.0
219,300	1.250%, 09/30/2028	196,453	0.1
347,900	1.500%, 01/31/2027	324,872	0.1
693,400	1.500%, 11/30/2028	629,748	0.2
534,000 (3)	2.500%, 05/31/2024	529,223	0.2
389,500	2.625%, 05/31/2027	382,182	0.1
2,000	2.750%, 04/30/2027	1,973	0.0
302,600	2.750%, 05/31/2029	296,690	0.1
2,689,000	2.875%, 06/15/2025	2,678,496	0.9
2,298,800	2.875%, 05/15/2032	2,273,298	0.7
2,247,000	3.000%, 06/30/2024	2,248,317	0.7
745,000	3.250%, 06/30/2027	752,334	0.2
791,000	3.250%, 06/30/2029	800,455	0.3
		11,845,723	3.8
	Total U.S. Treasury Obligations (Cost $16,010,087)	15,805,560	5.1
COMMERCIAL MORTGAGE-BACKED SECURITIES: 2.2%
500,000 (2)(4)	Arbor Multifamily Mortgage Securities Trust 2021-MF2 E, 2.000%, 06/15/2054	338,104	0.1
500,000 (2)	AREIT 2021-CRE5 D Trust, 4.173%, (US0001M + 2.650)%, 11/17/2038	469,452	0.2
100,000 (2)(4)	BAMLL Commercial Mortgage Securities Trust 2015-200P F, 3.716%, 04/14/2033	90,356	0.0
3,000,000 (4)(5)	BANK 2017-BNK8 XB, 0.221%, 11/15/2050	26,153	0.0

See Accompanying Notes to Financial Statements
62

PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of June 30, 2022 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
964,570 (4)(5)	BANK 2019-BNK16 XA, 1.103%, 02/15/2052	$46,358	0.0
3,630,943 (4)(5)	BANK 2019-BNK21 XA, 0.987%, 10/17/2052	172,463	0.1
2,180,000 (2)(4)(5)	BBCCRE Trust 2015-GTP XA, 0.749%, 08/10/2033	38,376	0.0
986,544 (4)(5)	Benchmark 2019-B9 XA Mortgage Trust, 1.202%, 03/15/2052	52,266	0.0
343,000 (2)	BX Commercial Mortgage Trust 2021-IRON E, 3.674%, (US0001M + 2.350)%, 02/15/2038	317,670	0.1
400,000 (2)	BX Trust 2021-ARIA F, 3.918%, (US0001M + 2.594)%, 10/15/2036	367,460	0.1
773,363 (4)(5)	CD 2017-CD4 Mortgage Trust XA, 1.389%, 05/10/2050	35,370	0.0
872,216 (4)(5)	Citigroup Commercial Mortgage Trust 2016-P4 XA, 2.054%, 07/10/2049	50,416	0.0
1,241,364 (4)(5)	Citigroup Commercial Mortgage Trust 2017-C4 XA, 1.225%, 10/12/2050	52,151	0.0
964,786 (4)(5)	Citigroup Commercial Mortgage Trust 2017-P8 XA, 1.023%, 09/15/2050	34,983	0.0
1,289,431 (4)(5)	Citigroup Commercial Mortgage Trust 2018-C5 XA, 0.690%, 06/10/2051	40,261	0.0
1,113,493 (4)(5)	Citigroup Commercial Mortgage Trust 2019-GC41 XA, 1.183%, 08/10/2056	59,120	0.0
60,000	Citigroup Commercial Mortgage Trust 2019-GC43 A4, 3.038%, 11/10/2052	55,367	0.0
627,313 (4)(5)	COMM 2012-CR4 XA, 1.817%, 10/15/2045	523	0.0
2,380,000 (2)(4)(5)	COMM 2012-CR4 XB, 0.768%, 10/15/2045	5,419	0.0
177,000 (4)	Comm 2013-CCRE13 C Mortgage Trust, 5.041%, 11/10/2046	173,402	0.1
1,403,090 (4)(5)	COMM 2016-CR28 XA, 0.776%, 02/10/2049	25,535	0.0
Principal Amount†		Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
695,393 (4)(5)	COMM 2017-COR2 XA, 1.310%, 09/10/2050	$32,954	0.0
110,000 (2)(4)	DBJPM 16-C3 Mortgage Trust, 3.624%, 08/10/2049	85,618	0.0
130,000 (2)(4)	DBWF 2015-LCM D Mortgage Trust, 3.535%, 06/10/2034	107,211	0.1
652,735	Freddie Mac Multifamily 2021-ML08-X-US Certificates Sustainability Bonds, 1.846%, 07/25/2037	105,167	0.1
1,646,314 (4)(5)	Freddie Mac Multifamily Structured Pass Through Certificates K122 X1, 0.973%, 11/25/2030	96,225	0.1
798,613 (4)(5)	Freddie Mac Multifamily Structured Pass Through Certificates K-1517 X1, 1.443%, 07/25/2035	98,481	0.1
1,288,787 (4)(5)	Freddie Mac Multifamily Structured Pass Through Certificates K-1518 X1, 0.959%, 10/25/2035	102,388	0.1
848,000 (5)	Freddie Mac Multifamily Structured Pass Through Certificates KL06 XFX, 1.364%, 12/25/2029	66,142	0.0
300,000 (2)	GAM Re-REMIC Trust 2021-FRR1 1B, 0.890%, 11/29/2050	233,164	0.1
300,000 (2)	GAM Re-REMIC Trust 2021-FRR1 2B, 1.190%, 11/29/2050	213,987	0.1
900,000 (2)	Great Wolf Trust 2019-WOLF E, 4.056%, (US0001M + 2.732)%, 12/15/2036	839,632	0.3
100,000 (2)	GS Mortgage Securities Corp. II 2018-RIVR F, 3.424%, (US0001M + 2.100)%, 07/15/2035	86,473	0.0
974,659 (4)(5)	GS Mortgage Securities Trust 2014-GC22 XA, 1.096%, 06/10/2047	11,768	0.0
1,354,867 (4)(5)	GS Mortgage Securities Trust 2016-GS4 XA, 0.694%, 11/10/2049	26,534	0.0

See Accompanying Notes to Financial Statements
63

PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of June 30, 2022 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
835,211 (4)(5)	GS Mortgage Securities Trust 2017-GS6 XA, 1.164%, 05/10/2050	$34,175	0.0
50,000	GS Mortgage Securities Trust 2019-GC38 A4, 3.968%, 02/10/2052	49,059	0.0
1,217,145 (4)(5)	GS Mortgage Securities Trust 2019-GC38 XA, 1.115%, 02/10/2052	58,425	0.0
2,053,513 (4)(5)	GS Mortgage Securities Trust 2019-GC42 XA, 0.932%, 09/01/2052	88,590	0.0
90,000	GS Mortgage Securities Trust 2019-GSA1 A4, 3.048%, 11/10/2052	83,017	0.0
1,299,222 (4)(5)	GS Mortgage Securities Trust 2020-GC47 XA, 1.245%, 05/12/2053	91,107	0.0
1,132,969 (4)(5)	JP Morgan Chase Commercial Mortgage Securities Trust 2016-JP4 XA, 0.724%, 12/15/2049	22,977	0.0
100,000 (2)(4)	JPMBB Commercial Mortgage Securities Trust 2013-C17 F, 3.867%, 01/15/2047	78,728	0.0
391,686 (4)(5)	JPMBB Commercial Mortgage Securities Trust 2014-C19 XA, 0.796%, 04/15/2047	2,967	0.0
72,104 (2)(4)(5)	LB-UBS Commercial Mortgage Trust 2006-C7 XW, 0.637%, 11/15/2038	0	—
1,479,561 (4)(5)	Morgan Stanley Bank of America Merrill Lynch Trust 2014 C19 XA, 1.103%, 12/15/2047	25,542	0.0
62,000	Morgan Stanley Capital I Trust 2019-H6 A4, 3.417%, 06/15/2052	58,285	0.0
3,343,328 (4)(5)	Morgan Stanley Capital I Trust 2019-L3 XA, 0.761%, 11/15/2052	128,170	0.1
1,007,883 (4)(5)	Morgan Stanley Capital I Trust 2021-L5 XA, 1.422%, 05/15/2054	79,896	0.0
280,000 (2)	Motel Trust 2021-MTL6 F, 4.874%, (US0001M + 3.550)%, 09/15/2038	266,343	0.1
2,080,821 (4)(5)	UBS Commercial Mortgage Trust 2018-C9 XA, 1.030%, 03/15/2051	84,816	0.0
Principal Amount†		Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
60,000	UBS Commercial Mortgage Trust 2019-C17 A4, 2.921%, 10/15/2052	$54,387	0.0
40,000 (2)(4)	UBS-Barclays Commercial Mortgage Trust 2012-C4 D, 4.606%, 12/10/2045	37,720	0.0
400,000 (2)	Wells Fargo Commercial Mortgage Trust 2018-C45 D, 3.000%, 06/15/2051	295,587	0.1
1,024,311 (4)(5)	Wells Fargo Commercial Mortgage Trust 2019-C52 XA, 1.751%, 08/15/2052	83,615	0.0
185,919 (2)(4)(5)	WFRBS Commercial Mortgage Trust 2012-C8 XA, 1.491%, 08/15/2045	6	0.0
500,000 (2)(4)	WFRBS Commercial Mortgage Trust 2014-C23 D, 4.149%, 10/15/2057	451,310	0.2
	Total Commercial Mortgage-Backed Securities (Cost $7,216,688)	6,631,671	2.2
ASSET-BACKED SECURITIES: 3.0%
	Automobile Asset-Backed Securities: 0.3%
100,000	Americredit Automobile Receivables Trust 2018-2 D, 4.010%, 07/18/2024	100,178	0.1
100,000	Americredit Automobile Receivables Trust 2019-1 D, 3.620%, 03/18/2025	99,273	0.0
100,000	Carmax Auto Owner Trust 2018-4 D, 4.150%, 04/15/2025	100,054	0.1
150,000	Drive Auto Receivables Trust 2021-2 C, 0.870%, 10/15/2027	142,399	0.1
100,000 (2)	Ford Credit Auto Owner Trust 2022-REV1 C, 4.670%, 11/15/2034	98,135	0.0
100,000 (2)	GLS Auto Receivables Issuer Trust 2021-4 C, 1.940%, 10/15/2027	93,669	0.0
100,000	GM Financial Automobile Leasing Trust 2022-2 C, 4.330%, 05/20/2026	98,825	0.0

See Accompanying Notes to Financial Statements
64

PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of June 30, 2022 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Automobile Asset-Backed Securities (continued)
1,898	Santander Drive Auto Receivables Trust 2019-3 C, 2.490%, 10/15/2025	$1,898	0.0
		734,431	0.3
	Home Equity Asset-Backed Securities: 0.0%
77,846 (4)	Renaissance Home Equity Loan Trust 2005-3 AF4, 5.140%, 11/25/2035	77,536	0.0

	Other Asset-Backed Securities: 2.5%
250,000 (2)	AMMC CLO 16 Ltd. 2015-16A CR2, 2.988%, (US0003M + 1.950)%, 04/14/2029	241,124	0.1
43,342 (2)	Aqua Finance Trust 2020-AA A, 1.900%, 07/17/2046	41,561	0.0
400,000 (2)	ARES XLIV CLO Ltd. 2017-44A A2R, 2.344%, (US0003M + 1.300)%, 04/15/2034	380,973	0.1
93,333 (2)	Beacon Container Finance II LLC 2021-1A A, 2.250%, 10/22/2046	83,573	0.0
250,000 (2)	Benefit Street Partners CLO IV Ltd. 2014-IVA BRRR, 3.213%, (US0003M + 2.150)%, 01/20/2032	236,240	0.1
500,000 (2)	Benefit Street Partners Clo XXII Ltd. 2020-22A AR, 1.667%, (TSFR3M + 1.350)%, 04/20/2035	486,938	0.2
500,000 (2)	BlueMountain CLO 2014-2A A2R2 Ltd., 2.463%, (US0003M + 1.400)%, 10/20/2030	480,305	0.2
250,000 (2)	BlueMountain CLO Ltd. 2021-28A C, 3.044%, (US0003M + 2.000)%, 04/15/2034	230,292	0.1
455,000 (2)	BlueMountain CLO XXX Ltd. 2020-30A CR, 3.001%, (TSFR3M + 2.150)%, 04/15/2035	424,734	0.2
99,750 (2)	Bojangles Issuer LLC 2020-3A A2, 3.832%, 10/20/2050	94,736	0.0
Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Other Asset-Backed Securities (continued)
250,000 (2)	Carlyle US Clo 2017-2A CR Ltd., 2.463%, (US0003M + 1.400)%, 07/20/2031	$239,586	0.1
16,450	Chase Funding Trust Series 2003-5 2A2, 2.224%, (US0001M + 0.600)%, 07/25/2033	15,389	0.0
81,575 (2)	CLI Funding VI LLC 2020-1A A, 2.080%, 09/18/2045	73,015	0.0
95,813 (2)	CLI Funding VIII LLC 2022-1A A1, 2.720%, 01/18/2047	85,945	0.0
96,500 (2)	Domino’s Pizza Master Issuer LLC 2018-1A A211, 4.328%, 07/25/2048	93,792	0.0
195,500 (2)	Domino’s Pizza Master Issuer LLC 2019-1A A2, 3.668%, 10/25/2049	177,573	0.1
99,000 (2)	Domino’s Pizza Master Issuer LLC 2021-1A A2II, 3.151%, 04/25/2051	84,888	0.0
96,750 (2)	Driven Brands Funding LLC 2019-1A A2, 4.641%, 04/20/2049	92,898	0.0
250,000 (2)	Eaton Vance Clo 2015-1A A2R Ltd., 2.313%, (US0003M + 1.250)%, 01/20/2030	241,131	0.1
99,250 (2)	Five Guys Holdings, Inc. 2017-1A A2, 4.600%, 07/25/2047	96,425	0.0
16,051 (2)	HERO Funding Trust 2015-2A A, 3.990%, 09/20/2040	16,024	0.0
235,454 (2)	J.G. Wentworth XXXIX LLC 2017-2A A, 3.530%, 09/15/2072	218,430	0.1
250,000 (2)	LCM XXIV Ltd. 24A AR, 2.043%, (US0003M + 0.980)%, 03/20/2030	245,574	0.1
71,809 (2)	Loanpal Solar Loan 2020-2GF A Ltd., 2.750%, 07/20/2047	64,024	0.0
72,855 (2)	Loanpal Solar Loan 2021-1 1GS A Ltd., 2.290%, 01/20/2048	63,194	0.0
120,742 (2)	Loanpal Solar Loan 2021-2GS A Ltd., 2.220%, 03/20/2048	103,418	0.0

See Accompanying Notes to Financial Statements
65

PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of June 30, 2022 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Other Asset-Backed Securities (continued)
250,000 (2)	Madison Park Funding XLVIII Ltd. 2021-48A C, 3.044%, (US0003M + 2.000)%, 04/19/2033	$235,674	0.1
178,208 (2)	Marlette Funding Trust 2019-2A C, 4.110%, 07/16/2029	177,331	0.1
200,000 (2)(4)	Mill City Mortgage Loan Trust 2017-2 M2, 3.250%, 07/25/2059	193,169	0.1
39,143 (2)	Mosaic Solar Loan Trust 2018-1A A, 4.010%, 06/22/2043	37,806	0.0
57,177 (2)	Mosaic Solar Loan Trust 2018-2-GS B, 4.740%, 02/22/2044	55,513	0.0
62,720 (2)	Mosaic Solar Loan Trust 2020-2A A, 1.440%, 08/20/2046	54,435	0.0
70,856 (2)	Mosaic Solar Loan Trust 2021-1A B, 2.050%, 12/20/2046	61,259	0.0
250,000 (2)	Oak Hill Credit Partners 2021-8A C, 2.944%, (US0003M + 1.900)%, 01/18/2034	234,262	0.1
250,000 (2)	Octagon Investment Partners 32 Ltd. 2017-1A A2R, 2.244%, (US0003M + 1.200)%, 07/15/2029	241,229	0.1
200,000 (2)	OHA Loan Funding 2013-1A A1R2 Ltd., 2.274%, (US0003M + 1.090)%, 07/23/2031	196,761	0.1
93,617 (2)	Pagaya AI Debt Trust 2022-1 A, 2.030%, 10/15/2029	90,447	0.0
250,000 (2)	Palmer Square CLO 2021-1A B Ltd., 2.763%, (US0003M + 1.700)%, 04/20/2034	230,738	0.1
250,000 (2)	Rockland Park CLO Ltd. 2021-1A C, 2.963%, (US0003M + 1.900)%, 04/20/2034	232,705	0.1
193,050 (2)	Sunnova Sol II Issuer LLC 2020-2A A, 2.730%, 11/01/2055	166,080	0.1
94,601 (2)	Sunnova Sol III Issuer LLC 2021-1 A, 2.580%, 04/28/2056	81,036	0.0
Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Other Asset-Backed Securities (continued)
93,635 (2)	Sunnova Sol Issuer LLC 2020-1A A, 3.350%, 02/01/2055	$83,313	0.0
96,500 (2)	Taco Bell Funding LLC 2018-1A A2II, 4.940%, 11/25/2048	92,656	0.0
99,500 (2)	Taco Bell Funding LLC 2021-1A A23, 2.542%, 08/25/2051	81,650	0.0
93,333 (2)	Textainer Marine Containers Ltd. 2021-3A A, 1.940%, 08/20/2046	80,761	0.0
89,375 (2)	Triton Container Finance VIII LLC 2021-1A A, 1.860%, 03/20/2046	78,195	0.0
93,837 (2)	Upstart Securitization Trust 2021-4 A, 0.840%, 09/20/2031	90,375	0.0
95,500 (2)	Wendy’s Funding LLC 2018-1A A2II, 3.884%, 03/15/2048	90,343	0.0
99,000 (2)	Wendy’s Funding LLC 2021-1A A2II, 2.775%, 06/15/2051	82,877	0.0
198,500 (2)	Zaxby’s Funding LLC 2021-1A A2, 3.238%, 07/30/2051	173,499	0.1
		7,753,896	2.5
	Student Loan Asset-Backed Securities: 0.2%
28,861 (2)	Commonbond Student Loan Trust 2017-BGS A1, 2.680%, 09/25/2042	27,688	0.0
23,212 (2)	Commonbond Student Loan Trust 2018-AGS A1, 3.210%, 02/25/2044	22,687	0.0
50,239 (2)	Commonbond Student Loan Trust 2018-BGS B, 3.990%, 09/25/2045	49,268	0.0
38,751 (2)	Commonbond Student Loan Trust 2020-AGS A, 1.980%, 08/25/2050	37,210	0.0
33,037 (2)	Navient Private Education Refi Loan Trust 2019-A A2A, 3.420%, 01/15/2043	32,461	0.0
36,594 (2)	Navient Private Education Refi Loan Trust 2020-DA A, 1.690%, 05/15/2069	34,592	0.0
100,000 (2)	SMB Private Education Loan Trust 2017-A B, 3.500%, 06/17/2041	95,640	0.1

See Accompanying Notes to Financial Statements
66

PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of June 30, 2022 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Student Loan Asset-Backed Securities (continued)
73,361 (2)	SMB Private Education Loan Trust 2020-PTA A2A, 1.600%, 09/15/2054	$66,896	0.0
39,917 (2)	Sofi Professional Loan Program 2018-C A2FX Trust, 3.590%, 01/25/2048	39,345	0.0
37,807 (2)	Sofi Professional Loan Program 2018-D A2FX Trust, 3.600%, 02/25/2048	37,261	0.0
79,393 (2)	SoFi Professional Loan Program 2020-C AFX Trust, 1.950%, 02/15/2046	75,621	0.1
		518,669	0.2
	Total Asset-Backed Securities (Cost $9,650,847)	9,084,532	3.0
SOVEREIGN BONDS: 0.5%
116,940 (8)	Argentine Republic Government International Bond, 0.500% (Step Rate @ 0.750% on 0), 07/09/2030	27,736	0.0
8,843	Argentine Republic Government International Bond, 1.000%, 07/09/2029	2,033	0.0
200,000	Brazilian Government International Bond, 4.625%, 01/13/2028	187,128	0.1
200,000	Colombia Government International Bond, 3.125%, 04/15/2031	147,809	0.0
150,000	Dominican Republic International Bond, 4.875%, 09/23/2032	115,790	0.0
225,000	Egypt Government International Bond, 7.625%, 05/29/2032	147,986	0.0
225,000	Export-Import Bank of India, 2.250%, 01/13/2031	177,454	0.1
200,000 (2)	Hungary Government International Bond, 2.125%, 09/22/2031	155,020	0.1
200,000	Mexico Government International Bond, 3.500%, 02/12/2034	165,698	0.1
Principal Amount†		Value	Percentage of Net Assets
SOVEREIGN BONDS: (continued)
200,000	Republic of South Africa Government International Bond, 4.850%, 09/30/2029	$171,344	0.1
150,000 (2)	Romanian Government International Bond, 3.625%, 03/27/2032	118,142	0.0
80,000	Turkey Government International Bond, 7.375%, 02/05/2025	74,562	0.0
	Total Sovereign Bonds (Cost $1,854,845)	1,490,702	0.5

	Value	Percentage of Net Assets
PURCHASED OPTIONS(9): 0.0%
Total Purchased Options (Cost $40,157)	20,169	0.0
Total Long-Term Investments (Cost $322,101,974)	313,197,229	102.1
Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 24.6%
	Commercial Paper: 0.9%
750,000	Dominion Resources, Inc., 2.040%, 07/25/2022	748,954	0.2
2,056,000 (10)	Liberty Street Funding LLC, 1.550%, 07/01/2022	2,055,912	0.7
	Total Commercial Paper (Cost $2,804,911)	2,804,866	0.9

	Repurchase Agreements: 17.1%
11,477,164 (10)	Cantor Fitzgerald Securities, Repurchase Agreement dated 06/30/22, 1.55%, due 07/01/22 (Repurchase Amount $11,477,651, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.000%, Market Value plus accrued interest $11,706,707, due 08/01/22-01/20/68)	11,477,164	3.7

See Accompanying Notes to Financial Statements
67

PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of June 30, 2022 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements (continued)
6,065,531 (10)	Citadel Securities LLC, Repurchase Agreement dated 06/30/22, 1.55%, due 07/01/22 (Repurchase Amount $6,065,789, collateralized by various U.S. Government Securities, 0.000%-7.250%, Market Value plus accrued interest $6,187,155, due 07/21/22-05/15/52)	$6,065,531	2.0
3,217,439 (10)	Citigroup, Inc., Repurchase Agreement dated 06/30/22, 1.50%, due 07/01/22 (Repurchase Amount $3,217,571, collateralized by various U.S. Government Securities, 1.875%-3.250%, Market Value plus accrued interest $3,281,788, due 06/30/24-05/15/52)	3,217,439	1.0
3,299,028 (10)	Industrial & Comm. Bank of China, Repurchase Agreement dated 06/30/22, 1.50%, due 07/01/22 (Repurchase Amount $3,299,164, collateralized by various U.S. Government Securities, 0.000%-3.250%, Market Value plus accrued interest $3,365,009, due 12/29/22-06/30/27)	3,299,028	1.1
3,931,006 (10)	Mirae Asset Securities USA Inc., Repurchase Agreement dated 06/30/22, 1.59%, due 07/01/22 (Repurchase Amount $3,931,177, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.550%-8.250%, Market Value plus accrued interest $4,009,803, due 08/01/22-02/20/72)	3,931,006	1.3
Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements (continued)
17,391,007 (10)	RBC Dominion Securities Inc., Repurchase Agreement dated 06/30/22, 1.55%, due 07/01/22 (Repurchase Amount $17,391,746, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.875%, Market Value plus accrued interest $17,738,827, due 08/16/22-05/20/52)	$17,391,007	5.7
7,109,482 (10)	State of Wisconsin Investment Board, Repurchase Agreement dated 06/30/22, 1.55%, due 07/01/22 (Repurchase Amount $7,109,784, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $7,251,683, due 01/15/25-02/15/51)	7,109,482	2.3
	Total Repurchase Agreements (Cost $52,490,657)	52,490,657	17.1

	Time Deposits: 5.3%
1,830,000 (10)	Barclays Bank PLC, 1.590%, 07/01/2022	1,830,000	0.6
1,820,000 (10)	Canadian Imperial Bank of Commerce, 1.550%, 07/01/2022	1,820,000	0.6
1,800,000 (10)	DZ Bank AG, 1.550%, 07/01/2022	1,800,000	0.6
1,700,000 (10)	Landesbank Baden-Wurttemberg, 1.570%, 07/01/2022	1,700,000	0.5
1,820,000 (10)	Mizuho Bank Ltd., 1.570%, 07/01/2022	1,820,000	0.6
1,830,000 (10)	Royal Bank of Canada, 1.570%, 07/01/2022	1,830,000	0.6

See Accompanying Notes to Financial Statements
68

PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of June 30, 2022 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Time Deposits (continued)
1,820,000 (10)	Skandinaviska Enskilda Banken AB, 1.560%, 07/01/2022	$1,820,000	0.6
1,830,000 (10)	Societe Generale, 1.550%, 07/01/2022	1,830,000	0.6
1,800,000 (10)	Toronto-Dominion Bank, 1.560%, 07/01/2022	1,800,000	0.6
	Total Time Deposits (Cost $16,250,000)	16,250,000	5.3

Shares		Value	Percentage of Net Assets
	Mutual Funds: 1.3%
718,000 (10)(11)	BlackRock Liquidity Funds, FedFund, Institutional Class, 1.320%	718,000	0.2
1,470,000 (10)(11)	Goldman Sachs Financial Square Government Fund - Institutional Shares, 1.380%	1,470,000	0.5
1,729,000 (10)(11)	Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Share Class), 1.380%	1,729,000	0.6
	Total Mutual Funds (Cost $3,917,000)	3,917,000	1.3
	Total Short-Term Investments (Cost $75,462,568)	75,462,523	24.6
	Total Investments in Securities (Cost $397,564,542)	$388,659,752	126.7
	Liabilities in Excess of Other Assets	(81,892,072)	(26.7)
	Net Assets	$306,767,680	100.0

†
Unless otherwise indicated, principal amount is shown in USD.

ADR
American Depositary Receipt

(1)
Non-income producing security.

(2)
Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

(3)
Security, or a portion of the security, is on loan.

(4)
Variable rate security. Rate shown is the rate in effect as of June 30, 2022.

(5)
Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.

(6)
The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.

(7)
Represents or includes a TBA transaction.

(8)
Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rates shown reflect the current and next coupon rate as of June 30, 2022.

(9)
The tables within the Portfolio of Investments detail open purchased options which are non-income producing securities.

(10)
All or a portion of the security represents securities purchased with cash collateral received for securities on loan.

(11)
Rate shown is the 7-day yield as of June 30, 2022.

Reference Rate Abbreviations:
12MTA
12-month Treasury Average

SOFR30A
30-day Secured Overnight Financing Rate

TSFR3M
3-month CME Term Secured Overnight Financing Rate

US0001M
1-month LIBOR

US0003M
3-month LIBOR

Investment Type Allocation as of June 30, 2022 (as a percentage of net assets)
Common Stock	40.2%
Exchange-Traded Funds	29.1%
Corporate Bonds/Notes	8.9%
U.S. Government Agency Obligations	6.2%
U.S. Treasury Obligations	5.1%
Collateralized Mortgage Obligations	3.9%
Asset-Backed Securities	3.0%
Mutual Funds	2.9%
Commercial Mortgage-Backed Securities	2.2%
Sovereign Bonds	0.5%
Preferred Stock	0.1%
Purchased Options	0.0%^
Liabilities in Excess of Other Assets*	(2.1)%
Net Assets	100.0%
^ Amount is less than 0.005%.
* Includes short-term investments.
Portfolio holdings are subject to change daily.

See Accompanying Notes to Financial Statements
69

PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of June 30, 2022 (Unaudited) (continued)

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2022 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2022
Asset Table
Investments, at fair value
Common Stock
Communication Services	$7,226,893	$1,121,366	$—	$8,348,259
Consumer Discretionary	10,835,638	2,087,701	—	12,923,339
Consumer Staples	6,478,373	2,419,090	—	8,897,463
Energy	4,286,803	1,082,922	—	5,369,725
Financials	11,944,631	4,210,548	—	16,155,179
Health Care	14,952,834	3,457,579	—	18,410,413
Industrials	8,247,213	3,450,520	—	11,697,733
Information Technology	26,316,982	1,847,361	—	28,164,343
Materials	2,785,517	2,130,569	—	4,916,086
Real Estate	3,581,387	798,648	—	4,380,035
Utilities	3,300,643	941,511	—	4,242,154
Total Common Stock	99,956,914	23,547,815	—	123,504,729
Exchange-Traded Funds	89,430,748	—	—	89,430,748
Mutual Funds	8,941,654	—	—	8,941,654
Preferred Stock	—	221,078	—	221,078
Purchased Options	—	20,169	—	20,169
Corporate Bonds/Notes	—	27,184,783	—	27,184,783
Collateralized Mortgage Obligations	—	11,897,100	—	11,897,100
Asset-Backed Securities	—	9,084,532	—	9,084,532
U.S. Government Agency Obligations	—	18,984,503	—	18,984,503
Commercial Mortgage-Backed Securities	—	6,631,671	—	6,631,671
Sovereign Bonds	—	1,490,702	—	1,490,702
U.S. Treasury Obligations	—	15,805,560	—	15,805,560
Short-Term Investments	3,917,000	71,545,523	—	75,462,523
Total Investments, at fair value	$202,246,316	$186,413,436	$—	$388,659,752
Other Financial Instruments+
Centrally Cleared Swaps	—	5,999	—	5,999
Forward Foreign Currency Contracts	—	19,949	—	19,949
Futures	105,988	—	—	105,988
Total Assets	$202,352,304	$186,439,384	$—	$388,791,688
Liabilities Table
Other Financial Instruments+
Centrally Cleared Swaps	$—	$(3,121)	$—	$(3,121)
Forward Foreign Currency Contracts	—	(4,828)	—	(4,828)
Forward Premium Swaptions	—	(24,606)	—	(24,606)
Futures	(182,061)	—	—	(182,061)
Written Options	—	(21,439)	—	(21,439)
Total Liabilities	$(182,061)	$(53,994)	$—	$(236,055)

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

See Accompanying Notes to Financial Statements
70

PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of June 30, 2022 (Unaudited) (continued)

#
The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.

Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the period ended June 30, 2022, where the following issuers were considered an affiliate:
Issuer	Beginning Fair Value at 12/31/2021	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 6/30/2022	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Emerging Markets Local Currency Debt Fund - Class P	$804,693	$15,052	$(1,016,825)	$197,080	$—	17,906	$(303,931)	$—
Voya Floating Rate Fund - Class P	1,691,934	37,881	—	(131,070)	1,598,745	37,881	—	—
Voya High Yield Bond Fund - Class P	32,911,489	2,223,982	(29,171,534)	(2,449,546)	3,514,391	239,755	1,025,942	—
Voya Short Term Bond Fund - Class R6	4,762,230	37,461	(763,215)	(207,958)	3,828,518	37,461	(25,294)	—
	$40,170,346	$2,314,376	$(30,951,574)	$(2,591,494)	$8,941,654	$333,003	$696,717	$—
The financial statements for the above mutual fund[s] can be found at www.sec.gov.
At June 30, 2022, the following forward foreign currency contracts were outstanding for Voya Balanced Portfolio:
Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD 25,488	HUF 9,282,257	Barclays Bank PLC	07/29/22	$1,055
USD 9,324	TRY 167,972	Barclays Bank PLC	07/29/22	(587)
PHP 40,551	USD 738	Barclays Bank PLC	08/05/22	(2)
USD 69,103	THB 2,370,100	Barclays Bank PLC	08/05/22	1,969
USD 72,260	MYR 317,909	Barclays Bank PLC	08/05/22	95
THB 2,370,099	USD 67,528	Barclays Bank PLC	08/05/22	(394)
MYR 317,909	USD 72,201	Barclays Bank PLC	08/05/22	(36)
HUF 9,282,257	USD 24,252	BNP Paribas	07/29/22	180
USD 1,641	CLP 1,515,016	BNP Paribas	08/05/22	2
CNY 581,089	USD 86,804	BNP Paribas	08/05/22	(23)
USD 87,425	CNY 581,089	BNP Paribas	08/05/22	643
USD 183	ILS 606	Citibank N.A.	07/29/22	9
USD 61,656	ZAR 950,629	Citibank N.A.	07/29/22	3,379
USD 20,779	RON 96,559	Goldman Sachs & Co.	07/29/22	398
CZK 807,548	USD 34,351	Goldman Sachs & Co.	07/29/22	(273)
ZAR 950,629	USD 59,655	Goldman Sachs & Co.	07/29/22	(1,377)
RON 96,559	USD 20,533	Goldman Sachs & Co.	07/29/22	(152)
PLN 288,089	USD 64,550	Goldman Sachs & Co.	07/29/22	(502)
PEN 94,617	USD 24,866	Goldman Sachs & Co.	08/05/22	(241)
USD 84,477	IDR 1,219,102,102	HSBC Bank USA N.A.	08/05/22	3,007
TRY 167,972	USD 9,952	JPMorgan Chase Bank N.A.	07/29/22	(41)
IDR 1,219,102,102	USD 82,106	JPMorgan Chase Bank N.A.	08/05/22	(635)
MXN 1,820,970	USD 90,356	JPMorgan Chase Bank N.A.	08/05/22	(346)
USD 66,914	PLN 288,089	Morgan Stanley Capital Services LLC	07/29/22	2,866
USD 34,804	CZK 807,548	Morgan Stanley Capital Services LLC	07/29/22	726
COP 160,078,860	USD 38,545	Morgan Stanley Capital Services LLC	08/05/22	(219)
USD 41,789	COP 160,078,860	Morgan Stanley Capital Services LLC	08/05/22	3,462
USD 92,168	MXN 1,820,970	Morgan Stanley Capital Services LLC	08/05/22	2,158
				$15,121
See Accompanying Notes to Financial Statements
71

PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of June 30, 2022 (Unaudited) (continued)

At June 30, 2022, the following futures contracts were outstanding for Voya Balanced Portfolio:
Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long Contracts:
90-Day Eurodollar	25	09/19/22	$6,049,687	$(33,991)
U.S. Treasury 2-Year Note	43	09/30/22	9,030,672	18,802
U.S. Treasury 5-Year Note	22	09/30/22	2,469,500	51,520
U.S. Treasury Long Bond	4	09/21/22	554,500	7,367
U.S. Treasury Ultra Long Bond	21	09/21/22	3,241,219	(80,419)
			$21,345,578	$(36,721)
Short Contracts:
MSCI EAFE Index	(33)	09/16/22	(3,063,390)	(24,885)
MSCI Emerging Markets Index	(61)	09/16/22	(3,058,235)	11,743
S&P 500® E-Mini	(24)	09/16/22	(4,547,400)	(42,766)
U.S. Treasury 10-Year Note	(10)	09/21/22	(1,185,313)	6,144
U.S. Treasury Ultra 10-Year Note	(24)	09/21/22	(3,057,000)	10,412
			$(14,911,338)	$(39,352)
At June 30, 2022, the following centrally cleared interest rate swaps were outstanding for Voya Balanced Portfolio:
Pay/Receive Floating Rate	Floating Rate Index	Floating Rate Index Payment Frequency	Fixed Rate	Fixed Rate Payment Frequency	Maturity Date	Notional Amount	Fair Value	Unrealized Appreciation/ (Depreciation)
Pay	1-day Secured Overnight Financing Rate	Annual	2.836%	Annual	07/14/32	USD 188,600	$1,046	$1,046
Pay	1-day Secured Overnight Financing Rate	Annual	2.897	Annual	07/14/32	USD 199,000	2,169	2,169
Pay	1-day Secured Overnight Financing Rate	Annual	2.941	Annual	07/14/32	USD 188,600	2,784	2,784
Receive	1-day Secured Overnight Financing Rate	Annual	2.933	Annual	07/14/32	USD 75,400	(1,060)	(1,060)
Receive	1-day Secured Overnight Financing Rate	Annual	2.981	Annual	07/14/32	USD 113,200	(2,061)	(2,061)
							$2,878	$2,878
At June 30, 2022, the following OTC purchased foreign currency dual digital options were outstanding for Voya Balanced Portfolio:
Description	Counterparty	Expiration Date	Exercise Price	Notional Amount	Cost	Fair Value
AUD/USD & USD/JPY Dual Digital	Standard Chartered Bank	08/10/22	0.6728 & 126.25 USD	19,000	$1,425	$137
					$1,425	$137
At June 30, 2022, the following OTC purchased foreign currency options were outstanding for Voya Balanced Portfolio:
Description	Counterparty	Expiration Date	Exercise Price	Notional Amount	Cost	Fair Value
Call JPY vs. Put USD	BNP Paribas	02/27/25	107.500 USD	210,000	$10,416	$4,785
Call USD vs. Put AUD	Morgan Stanley Capital Services LLC	08/18/22	0.650 USD	2,683,000	19,097	11,495
Call USD vs. Put AUD	Standard Chartered Bank	08/18/22	0.640 USD	1,258,000	9,219	3,752
					$38,732	$20,032
See Accompanying Notes to Financial Statements
72

PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of June 30, 2022 (Unaudited) (continued)

At June 30, 2022, the following OTC written interest rate swaptions were outstanding for Voya Balanced Portfolio:
Description	Counterparty	Pay/ Receive Exercise Rate	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount	Premiums Received	Fair Value
Call on 10-Year Interest Rate Swap(1)	Goldman Sachs International	Pay	3.070%	1-day Secured Overnight Financing Rate	07/12/22	USD 206,000	$2,189	$(5,152)
Call on 10-Year Interest Rate Swap(1)	Goldman Sachs International	Pay	3.070%	1-day Secured Overnight Financing Rate	07/12/22	USD 618,000	6,527	(15,457)
Put on 10-Year Interest Rate Swap(2)	BNP Paribas	Receive	3.070%	1-day Secured Overnight Financing Rate	07/12/22	USD 618,000	6,528	(622)
Put on 10-Year Interest Rate Swap(2)	Goldman Sachs International	Receive	3.070%	1-day Secured Overnight Financing Rate	07/12/22	USD 206,000	2,189	(208)
							$17,433	$(21,439)
At June 30, 2022, the following OTC forward premium swaptions were outstanding for Voya Balanced Portfolio:
Description	Counterparty	Exercise Rate(3)	Pay/ Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount	Premium receivable/ (payable) at expiration(4)	Unrealized Appreciation/ (Depreciation)
Call on 30-Year Interest Rate Swap (Purchased)	Barclays Bank PLC	0.000%	Receive	1-day Secured Overnight Financing Rate	06/14/27	USD 439,500	$(76,913)	$(3,547)
Call on 30-Year Interest Rate Swap (Purchased)	Barclays Bank PLC	0.000%	Receive	1-day Secured Overnight Financing Rate	05/28/27	USD 740,000	(130,980)	(6,754)
Call on 35-Year Interest Rate Swap (Purchased)	Barclays Bank PLC	0.000%	Receive	1-day Secured Overnight Financing Rate	06/03/27	USD 439,500	(77,022)	(3,497)
Put on 30-Year Interest Rate Swap (Purchased)	Barclays Bank PLC	0.000%	Pay	1-day Secured Overnight Financing Rate	05/25/27	USD 925,000	(166,500)	(10,808)
							$(451,415)	$(24,606)

(1)
Portfolio pays the exercise rate semi-annually and receives the floating rate index quarterly.

(2)
Portfolio receives the exercise rate semi-annually and pays the floating rate index quarterly.

(3)
Forward premium swaption exercise rates represent the premium price on each respective swaption contract. Final exercise rate will be determined at the expiration of each respective swaption contract.

(4)
Forward premium swaptions include premiums receivable/(payable) that have extended settlement dates. Premiums are not exchanged until the expiration date of each respective forward premium swaption contract.

Currency Abbreviations
CLP – Chilean Peso
COP – Colombian Peso
CNY – Chinese Yuan
CZK – Czech Koruna
HUF – Hungarian Forint
IDR – Indonesian Rupiah
ILS – Israeli New Shekel
MXN – Mexican Peso
MYR – Malaysian Ringgit
PEN – Peruvian Nuevo Sol
PHP – Philippine Peso
PLN – Polish Zloty
RON – Romanian New Leu
THB – Thai Baht
TRY – Turkish Lira
USD – United States Dollar
ZAR – South African Rand
See Accompanying Notes to Financial Statements
73

PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of June 30, 2022 (Unaudited) (continued)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.
The fair value of derivative instruments as of June 30, 2022 was as follows:
Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Foreign exchange contracts	Investments in securities at value*	$20,169
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	19,949
Equity contracts	Variation margin receivable on futures contracts**	11,743
Interest rate contracts	Variation margin receivable on futures contracts**	94,245
Interest rate contracts	Variation margin receivable on centrally cleared swaps**	5,999
Total Asset Derivatives		$152,105
Liability Derivatives
Foreign exchange contracts	Unrealized depreciation on forward foreign currency contracts	$4,828
Equity contracts	Variation margin payable on futures contracts**	67,651
Interest rate contracts	Variation margin payable on futures contracts**	114,410
Interest rate contracts	Variation margin payable on centrally cleared swaps**	3,121
Interest rate contracts	Unrealized depreciation on OTC forward premium swaptions	24,606
Interest rate contracts	Written Options, at fair value	21,439
Total Liability Derivatives		$236,055

*
Includes purchased options.

**
The fair value presented above represents the cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps as reported in the tables within the Portfolio of Investments. In the Statement of Assets and Liabilities, only current day’s unsettled variation margin is reported in receivables or payables on futures contracts and centrally cleared swaps and the net cumulative unrealized appreciation (depreciation) is included in total distributable earnings (loss).

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2022 was as follows:
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Investments*	Forward foreign currency contracts	Futures	Swaps	Written options	Total
Credit contracts	$—	$—	$—	$78,627	$—	$78,627
Equity contracts	6,057	—	871,876	—	(17,449)	860,484
Foreign exchange contracts	3,652	1,021	—	—	54,817	59,490
Interest rate contracts	—	—	(1,426,223)	(107,794)	105,461	(1,428,556)
Total	$9,709	$1,021	$(554,347)	$(29,167)	$142,829	$(429,955)
Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Investments*	Forward foreign currency contracts	Futures	Swaps	Written options	Total
Credit contracts	$—	$—	$—	$—	$—	$—
Equity contracts	17,350	—	(55,908)	—	(15,096)	(53,654)
Foreign exchange contracts	(19,988)	26,019	—	—	—	6,031
Interest rate contracts	(24,606)	—	(66,904)	2,878	(4,006)	(92,638)
Total	$(27,244)	$26,019	$(122,812)	$2,878	$(19,102)	$(140,261)

*
Amounts recognized for purchased options are included in net realized gain (loss) on investments and net change in unrealized appreciation or depreciation on investments.

See Accompanying Notes to Financial Statements
74

PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of June 30, 2022 (Unaudited) (continued)

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at June 30, 2022:
	Barclays Bank PLC	BNP Paribas	Citibank N.A.	Goldman Sachs & Co.	HSBC Bank USA N.A.	JPMorgan Chase Bank N.A.	Morgan Stanley Capital Services LLC	Standard Chartered Bank	Totals
Assets:
Purchased options	$—	$4,785	$—	$—	$—	$—	$11,495	$3,889	$20,169
Forward foreign currency contracts	3,119	825	3,388	398	3,007	—	9,212	—	19,949
Total Assets	$3,119	$5,610	$3,388	$398	$3,007	$—	$20,707	$3,889	$40,118
Liabilities:
Forward foreign currency contracts	$1,019	$23	$—	$2,545	$—	$1,022	$219	$—	$4,828
Forward premium swaptions	24,606	—	—	—	—	—	—	—	24,606
Written options	—	16,079	—	5,360	—	—	—	—	21,439
Total Liabilities	$25,625	$16,102	$—	$7,905	$—	$1,022	$219	$—	$50,873
Net OTC derivative instruments by counterparty, at fair value	$(22,506)	$(10,492)	$3,388	$(7,507)	$3,007	$(1,022)	$20,488	$3,889	$(10,755)
Total collateral pledged by the Portfolio/(Received from counterparty)	$—	$—	$—	$—	$—	$—	$—	$—	$—
Net Exposure(1)	$(22,506)	$(10,492)	$3,388	$(7,507)	$3,007	$(1,022)	$20,488	$3,889	$(10,755)

(1)
Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Portfolio. Please refer to Note 2 for additional details regarding counterparty credit risk and credit related contingent features.

At June 30, 2022, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:
Cost for federal income tax purposes was $398,422,197.
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation	$15,738,663
Gross Unrealized Depreciation	(25,589,788)
Net Unrealized Depreciation	$(9,851,125)
See Accompanying Notes to Financial Statements
75

Voya Global High Dividend Low	PORTFOLIO OF INVESTMENTS
Volatility Portfolio	as of June 30, 2022 (Unaudited)

Shares		Value	Percentage of Net Assets
COMMON STOCK: 98.8%
	Australia: 3.0%
70,002	Ampol Ltd.	$1,652,220	0.3
528,525	Aurizon Holdings Ltd.	1,390,038	0.3
192,454	Australia & New Zealand Banking Group Ltd.	2,931,212	0.5
183,717	Brambles Ltd.	1,358,458	0.2
714,649	Medibank Pvt Ltd.	1,607,373	0.3
42,387	Rio Tinto Ltd.	3,023,840	0.6
23,077	Sonic Healthcare Ltd.	526,001	0.1
315,378	Telstra Corp., Ltd.	838,835	0.2
281,486	Transurban Group - Stapled Security	2,800,592	0.5
		16,128,569	3.0
	Belgium: 0.1%
7,616	UCB S.A.	645,377	0.1

	Canada: 4.8%
66,216 (1)	Bank of Nova Scotia	3,918,843	0.7
58,477	BCE, Inc.	2,874,332	0.6
67,893 (1)	Canadian Imperial Bank of Commerce - XTSE	3,297,072	0.6
18,364	Canadian Utilities Ltd.	547,696	0.1
80,178	Enbridge, Inc.	3,386,013	0.6
7,308 (1)	National Bank Of Canada	479,573	0.1
49,406	Pembina Pipeline Corp.	1,746,405	0.3
27,491	Royal Bank of Canada	2,661,963	0.5
19,913	Shaw Communications, Inc. - Class B	586,778	0.1
130,671	TELUS Corp.	2,910,455	0.6
27,323	Waste Connections, Inc.	3,386,959	0.6
		25,796,089	4.8
	China: 0.1%
193,500	BOC Hong Kong Holdings Ltd.	768,384	0.1

	Denmark: 0.2%
16,076	Novozymes A/S	967,501	0.2

	Finland: 0.6%
22,971	Elisa OYJ	1,293,211	0.2
38,907	Kone Oyj	1,859,576	0.4
		3,152,787	0.6
	France: 2.5%
14,350	Air Liquide SA	1,931,559	0.4
48,615	AXA S.A.	1,110,446	0.2
24,776	BNP Paribas	1,185,090	0.2
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	France (continued)
32,132	Bouygues SA	$991,711	0.2
9,300	Cie de Saint-Gobain	401,848	0.1
23,820	Cie Generale des Etablissements Michelin SCA	650,550	0.1
19,244	Dassault Systemes SE	712,817	0.1
5,595	Ipsen SA	529,754	0.1
20,804 (2)	La Francaise des Jeux SAEM	722,407	0.1
13,212	Legrand S.A.	980,975	0.2
291,474	Orange SA	3,434,620	0.6
7,868	SEB SA	759,315	0.2
		13,411,092	2.5
	Germany: 1.6%
72,457	Deutsche Post AG	2,735,709	0.5
92,359	Deutsche Telekom AG	1,836,960	0.3
32,246	GEA Group AG	1,117,910	0.2
16,509 (2)	Scout24 SE	850,470	0.2
18,003	Symrise AG	1,963,510	0.4
		8,504,559	1.6
	Hong Kong: 1.9%
173,000	CK Hutchison Holdings Ltd.	1,173,632	0.2
559,000	HKT Trust & HKT Ltd. - Stapled Security	750,761	0.2
23,900	Jardine Matheson Holdings Ltd.	1,255,800	0.2
378,600	Link REIT	3,093,680	0.6
309,000	MTR Corp.	1,620,006	0.3
250,000	Power Assets Holdings Ltd.	1,574,978	0.3
222,000	SITC International Holdings Co. Ltd.	631,408	0.1
		10,100,265	1.9
	Ireland: 0.9%
18,348	CRH PLC	633,170	0.1
25,893	DCC PLC	1,610,974	0.3
29,438	Medtronic PLC	2,642,061	0.5
		4,886,205	0.9
	Israel: 0.2%
20,983 (1)	ZIM Integrated Shipping Services Ltd.	991,027	0.2

	Italy: 1.2%
254,715	ENI S.p.A.	3,021,102	0.6
101,566 (1)	FinecoBank Banca Fineco SpA	1,218,448	0.2
228,888 (2)	Poste Italiane SpA	2,141,595	0.4
		6,381,145	1.2

See Accompanying Notes to Financial Statements
76

Voya Global High Dividend Low	PORTFOLIO OF INVESTMENTS
Volatility Portfolio	as of June 30, 2022 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Japan: 7.1%
45,100	Dai Nippon Printing Co., Ltd.	$970,124	0.2
812,500	ENEOS Holdings, Inc.	3,057,270	0.6
102,700 (1)	Japan Tobacco, Inc.	1,779,666	0.3
41,700	McDonald’s Holdings Co. Japan Ltd.	1,518,957	0.3
141,800	Mitsubishi HC Capital, Inc.	654,460	0.1
187,800	Mizuho Financial Group, Inc.	2,138,088	0.4
6,600	Nintendo Co., Ltd.	2,838,373	0.5
83,700	Nippon Telegraph & Telephone Corp.	2,404,966	0.5
29,900	Ono Pharmaceutical Co., Ltd.	768,109	0.1
81,600	Osaka Gas Co., Ltd.	1,563,884	0.3
45,000	Secom Co., Ltd.	2,778,513	0.5
150,500	Sekisui House Ltd.	2,642,081	0.5
42,600	SG Holdings Co. Ltd.	720,363	0.1
178,400	Sumitomo Chemical Co., Ltd.	698,204	0.1
105,600	Sumitomo Mitsui Financial Group, Inc.	3,138,970	0.6
97,000	Sumitomo Mitsui Trust Holdings, Inc.	2,997,879	0.6
122,500	Takeda Pharmaceutical Co., Ltd.	3,440,823	0.6
52,100	Tokio Marine Holdings, Inc.	3,038,053	0.6
55,000	Tokyo Gas Co., Ltd.	1,139,823	0.2
		38,288,606	7.1
	Netherlands: 0.6%
32,502	Wolters Kluwer NV	3,150,042	0.6

	New Zealand: 0.1%
206,610	Spark New Zealand Ltd.	618,333	0.1

	Singapore: 0.1%
215,300	Singapore Technologies Engineering Ltd.	633,804	0.1

	Spain: 0.7%
28,754 (1)	ACS Actividades de Construccion y Servicios SA	700,786	0.1
109,993	Iberdrola S.A. - IBEE	1,145,187	0.2
147,132 (1)	Repsol SA	2,169,030	0.4
		4,015,003	0.7
	Switzerland: 2.0%
34,038	Holcim AG	1,459,875	0.3
4,798	Roche Holding AG-GENUSSCHEIN	1,603,971	0.3
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Switzerland (continued)
6,138	Swisscom AG	$3,395,054	0.6
10,503	Zurich Insurance Group AG	4,580,079	0.8
		11,038,979	2.0
	United Kingdom: 5.4%
113,463	3i Group PLC	1,537,858	0.3
52,780	Admiral Group Plc	1,445,125	0.3
305,047	Amcor PLC	3,791,734	0.7
636,577	Aviva PLC	3,118,125	0.6
101,469	British American Tobacco PLC	4,349,396	0.8
240,152	GSK PLC	5,175,661	0.9
33,769	Hikma Pharmaceuticals PLC	666,282	0.1
170,328	Imperial Brands PLC	3,813,258	0.7
724,165	M&G PLC	1,716,794	0.3
202,077	Natwest Group PLC	537,881	0.1
253,067	Sage Group PLC/The	1,959,697	0.4
75,097	United Utilities Group PLC	934,829	0.2
		29,046,640	5.4
	United States: 65.7%
57,154	AbbVie, Inc.	8,753,707	1.6
21,797	AECOM	1,421,600	0.3
4,671	Agilent Technologies, Inc.	554,775	0.1
18,152	Air Products & Chemicals, Inc.	4,365,193	0.8
12,475	Allegion Public Ltd.	1,221,303	0.2
25,513	Allstate Corp.	3,233,262	0.6
40,646	Amdocs Ltd.	3,386,218	0.6
25,482	Amgen, Inc.	6,199,771	1.2
13,841	AO Smith Corp.	756,826	0.1
7,076	Aptargroup, Inc.	730,314	0.1
17,493	Assurant, Inc.	3,023,665	0.6
25,736	Avnet, Inc.	1,103,560	0.2
44,062	Axis Capital Holdings Ltd.	2,515,500	0.5
10,056	Bank of Hawaii Corp.	748,166	0.1
50,021	Bank OZK	1,877,288	0.4
17,243	Baxter International, Inc.	1,107,518	0.2
18,112	Becton Dickinson & Co.	4,465,151	0.8
5,721	Blackrock, Inc.	3,484,318	0.7
7,890	Booz Allen Hamilton Holding Corp.	712,940	0.1
87,971	Bristol-Myers Squibb Co.	6,773,767	1.3
56,071	Cardinal Health, Inc.	2,930,831	0.5
38,488	Chevron Corp.	5,572,293	1.0
11,655	Church & Dwight Co., Inc.	1,079,952	0.2
3,699	Cigna Corp.	974,760	0.2

See Accompanying Notes to Financial Statements
77

Voya Global High Dividend Low	PORTFOLIO OF INVESTMENTS
Volatility Portfolio	as of June 30, 2022 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	United States (continued)
143,912	Cisco Systems, Inc.	$6,136,408	1.1
43,839	Citigroup, Inc.	2,016,156	0.4
10,823	Coca-Cola Co.	680,875	0.1
53,709	Colgate-Palmolive Co.	4,304,239	0.8
37,331	ConocoPhillips	3,352,697	0.6
25,069	CVS Health Corp.	2,322,894	0.4
24,273	Digital Realty Trust, Inc.	3,151,364	0.6
43,701	Dolby Laboratories, Inc.	3,127,244	0.6
3,436	Dollar General Corp.	843,332	0.2
59,347	DT Midstream, Inc.	2,909,190	0.5
27,475	DTE Energy Co.	3,482,456	0.6
46,188	Duke Energy Corp.	4,951,815	0.9
21,558	Duke Realty Corp.	1,184,612	0.2
24,050	Electronic Arts, Inc.	2,925,682	0.5
4,136	Elevance Health, Inc.	1,995,951	0.4
46,527	Emerson Electric Co.	3,700,758	0.7
28,927	Entergy Corp.	3,258,337	0.6
8,973	Everest Re Group Ltd.	2,514,952	0.5
50,042	Evergy, Inc.	3,265,240	0.6
15,303	Eversource Energy	1,292,644	0.2
3,169	Extra Space Storage, Inc.	539,110	0.1
7,184	Factset Research Systems, Inc.	2,762,751	0.5
6,895	FedEx Corp.	1,563,165	0.3
29,587	First American Financial Corp.	1,565,744	0.3
24,056	First Industrial Realty Trust, Inc.	1,142,179	0.2
124,936	Flowers Foods, Inc.	3,288,316	0.6
47,285	FNB Corp.	513,515	0.1
14,644	Fortive Corp.	796,341	0.2
49,455	Gaming and Leisure Properties, Inc.	2,268,006	0.4
65,037	General Mills, Inc.	4,907,042	0.9
42,125	Genpact Ltd.	1,784,415	0.3
84,152	Gentex Corp.	2,353,731	0.4
25,752	Genuine Parts Co.	3,425,016	0.6
72,535	Gilead Sciences, Inc.	4,483,388	0.8
9,369	Greif, Inc. - Class A	584,438	0.1
11,397	Hancock Whitney Corp.	505,229	0.1
15,478	Hanover Insurance Group, Inc.	2,263,657	0.4
48,964	Hartford Financial Services Group, Inc.	3,203,715	0.6
9,135	Hasbro, Inc.	747,974	0.1
16,156	Hershey Co.	3,476,125	0.6
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	United States (continued)
60,953	Highwoods Properties, Inc.	$2,083,983	0.4
21,655	International Bancshares Corp.	867,932	0.2
23,183	International Business Machines Corp.	3,273,208	0.6
50,527	Iron Mountain, Inc.	2,460,160	0.5
70,094	Johnson & Johnson	12,442,386	2.3
39,070	Johnson Controls International plc	1,870,672	0.4
76,922	Juniper Networks, Inc.	2,192,277	0.4
55,435	Kellogg Co.	3,954,733	0.7
56,542	Keurig Dr Pepper, Inc.	2,001,021	0.4
16,188	Kilroy Realty Corp.	847,118	0.2
4,656	Kimberly-Clark Corp.	629,258	0.1
8,029	Lamar Advertising Co.	706,311	0.1
15,575	Life Storage, Inc.	1,739,105	0.3
33,094	Loews Corp.	1,961,150	0.4
23,605	Manpowergroup, Inc.	1,803,658	0.3
40,940	Marathon Petroleum Corp.	3,365,677	0.6
29,601	Marsh & McLennan Cos., Inc.	4,595,555	0.9
11,349	McKesson Corp.	3,702,157	0.7
37,260	MDU Resources Group, Inc.	1,005,647	0.2
87,420	Merck & Co., Inc.	7,970,081	1.5
54,459	Metlife, Inc.	3,419,481	0.6
28,953	Mondelez International, Inc.	1,797,692	0.3
17,187	Morgan Stanley	1,307,243	0.2
10,250	MSC Industrial Direct Co.	769,878	0.1
38,011	National Fuel Gas Co.	2,510,627	0.5
71,774	National Retail Properties, Inc.	3,086,282	0.6
25,377	National Storage Affiliates Trust	1,270,626	0.2
31,081	NetApp, Inc.	2,027,724	0.4
3,219	NewMarket Corp.	968,790	0.2
90,246	NiSource, Inc.	2,661,355	0.5
136,837	Old Republic International Corp.	3,059,675	0.6
22,160	Packaging Corp. of America	3,047,000	0.6
40,866	PepsiCo, Inc.	6,810,728	1.3
131,930	Pfizer, Inc.	6,917,090	1.3
30,541	Philip Morris International, Inc.	3,015,618	0.6
39,533	Phillips 66	3,241,311	0.6
119,167	PPL Corp.	3,233,001	0.6
15,787	Premier, Inc.	563,280	0.1
67,457	Procter & Gamble Co.	9,699,642	1.8
4,538	ProLogis, Inc.	533,896	0.1

See Accompanying Notes to Financial Statements
78

Voya Global High Dividend Low	PORTFOLIO OF INVESTMENTS
Volatility Portfolio	as of June 30, 2022 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	United States (continued)
43,110	Prosperity Bancshares, Inc.	$2,943,120	0.5
39,922	Reynolds Consumer Products, Inc.	1,088,673	0.2
7,669	Rockwell Automation, Inc.	1,528,508	0.3
7,747	Roper Technologies, Inc.	3,057,354	0.6
7,171	Ryder System, Inc.	509,571	0.1
4,724	S&P Global, Inc.	1,592,271	0.3
17,006	Sempra Energy	2,555,492	0.5
43,785	Service Corp. International	3,026,419	0.6
17,457	Silgan Holdings, Inc.	721,847	0.1
20,119	SL Green Realty Corp.	928,492	0.2
12,557	Snap-On, Inc.	2,474,106	0.5
49,441	Sonoco Products Co.	2,820,115	0.5
20,060	T. Rowe Price Group, Inc.	2,279,017	0.4
21,813	Targa Resources Corp.	1,301,582	0.2
31,521	Texas Instruments, Inc.	4,843,202	0.9
14,085	Travelers Cos, Inc.	2,382,196	0.4
13,795	UMB Financial Corp.	1,187,750	0.2
13,872	United Parcel Service, Inc. - Class B	2,532,195	0.5
3,197	UnitedHealth Group, Inc.	1,642,075	0.3
88,557	US Bancorp	4,075,393	0.8
4,173	Valero Energy Corp.	443,506	0.1
15,560	Verisk Analytics, Inc.	2,693,280	0.5
143,372	Verizon Communications, Inc.	7,276,129	1.4
32,886	Washington Federal, Inc.	987,238	0.2
19,821	WEC Energy Group, Inc.	1,994,785	0.4
17,551	Wells Fargo & Co.	687,473	0.1
27,455	WestRock Co.	1,093,807	0.2
120,162	Williams Cos., Inc.	3,750,256	0.7
42,439	WP Carey, Inc.	3,516,496	0.7
13,294	Zoetis, Inc.	2,285,106	0.4
		354,213,863	65.7
	Total Common Stock (Cost $522,053,991)	532,738,270	98.8

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 1.2%
48,022	iShares MSCI EAFE Value Index ETF	$2,084,154	0.4
31,472	iShares Russell 1000 Value ETF	4,562,496	0.8
	Total Exchange-Traded Funds (Cost $7,366,742)	6,646,650	1.2
	Total Long-Term Investments (Cost $529,420,733)	539,384,920	100.0

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 2.6%
		Repurchase Agreements: 2.5%
3,106,553	(3)	Bank of America Inc., Repurchase Agreement dated 06/30/22, 1.55%, due 07/01/22 (Repurchase Amount $3,106,685, collateralized by various U.S. Government Agency Obligations, 1.000%-8.500%, Market Value plus accrued interest $3,168,684, due 01/20/24-06/20/52)	3,106,553	0.6
3,106,600	(3)	Cantor Fitzgerald Securities, Repurchase Agreement dated 06/30/22, 1.55%, due 07/01/22 (Repurchase Amount $3,106,732, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.000%, Market Value plus accrued interest $3,168,732, due 08/01/22-01/20/68)	3,106,600	0.6
720,186	(3)	Citigroup, Inc., Repurchase Agreement dated 06/30/22, 1.50%, due 07/01/22 (Repurchase Amount $720,216, collateralized by various U.S. Government Securities, 1.875%-3.250%, Market Value plus accrued interest $734,590, due 06/30/24-05/15/52)	720,186	0.1

See Accompanying Notes to Financial Statements
79

Voya Global High Dividend Low	PORTFOLIO OF INVESTMENTS
Volatility Portfolio	as of June 30, 2022 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
		Repurchase Agreements (continued)
3,106,553	(3)	Daiwa Capital Markets, Repurchase Agreement dated 06/30/22, 1.55%, due 07/01/22 (Repurchase Amount $3,106,685, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.500%, Market Value plus accrued interest $3,168,684, due 07/31/22-07/01/52)	$3,106,553	0.6
3,106,553	(3)	RBC Dominion Securities Inc., Repurchase Agreement dated 06/30/22, 1.55%, due 07/01/22 (Repurchase Amount $3,106,685, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.875%, Market Value plus accrued interest $3,168,684, due 08/16/22-05/20/52)	3,106,553	0.6
		Total Repurchase Agreements (Cost $13,146,445)	13,146,445	2.5

Shares			Value	Percentage of Net Assets
		Mutual Funds: 0.1%
737,000	(3)(4)	Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Share Class), 1.380% (Cost $737,000)	737,000	0.1
		Total Short-Term Investments (Cost $13,883,445)	13,883,445	2.6
		Total Investments in Securities (Cost $543,304,178)	$553,268,365	102.6
		Liabilities in Excess of Other Assets	(14,101,189)	(2.6)
		Net Assets	$539,167,176	100.0
†
Unless otherwise indicated, principal amount is shown in USD.

(1)
Security, or a portion of the security, is on loan.

(2)
Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

(3)
All or a portion of the security represents securities purchased with cash collateral received for securities on loan.

(4)
Rate shown is the 7-day yield as of June 30, 2022.

Sector Diversification	Percentage of Net Assets
Financials	20.0%
Health Care	17.1
Industrials	10.9
Consumer Staples	10.5
Energy	7.2
Utilities	6.7
Communication Services	6.5
Information Technology	6.2
Materials	5.3
Real Estate	5.3
Consumer Discretionary	3.1
Exchange-Traded Funds	1.2
Short-Term Investments	2.6
Liabilities in Excess of Other Assets	(2.6)
Net Assets	100.0%
Portfolio holdings are subject to change daily.

See Accompanying Notes to Financial Statements
80

Voya Global High Dividend Low	PORTFOLIO OF INVESTMENTS
Volatility Portfolio	as of June 30, 2022 (Unaudited) (continued)

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2022 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2022
Asset Table
Investments, at fair value
Common Stock
Australia	$—	$16,128,569	$—	$16,128,569
Belgium	—	645,377	—	645,377
Canada	25,796,089	—	—	25,796,089
China	—	768,384	—	768,384
Denmark	—	967,501	—	967,501
Finland	—	3,152,787	—	3,152,787
France	—	13,411,092	—	13,411,092
Germany	—	8,504,559	—	8,504,559
Hong Kong	—	10,100,265	—	10,100,265
Ireland	2,642,061	2,244,144	—	4,886,205
Israel	991,027	—	—	991,027
Italy	—	6,381,145	—	6,381,145
Japan	—	38,288,606	—	38,288,606
Netherlands	—	3,150,042	—	3,150,042
New Zealand	—	618,333	—	618,333
Singapore	—	633,804	—	633,804
Spain	—	4,015,003	—	4,015,003
Switzerland	—	11,038,979	—	11,038,979
United Kingdom	3,791,734	25,254,906	—	29,046,640
United States	354,213,863	—	—	354,213,863
Total Common Stock	387,434,774	145,303,496	—	532,738,270
Exchange-Traded Funds	6,646,650	—	—	6,646,650
Short-Term Investments	737,000	13,146,445	—	13,883,445
Total Investments, at fair value	$394,818,424	$158,449,941	$—	$553,268,365

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

#
The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.

At June 30, 2022, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:
Cost for federal income tax purposes was $544,415,611.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$47,147,905
Gross Unrealized Depreciation	(38,280,969)
Net Unrealized Appreciation	$8,866,936
See Accompanying Notes to Financial Statements
81

PORTFOLIO OF INVESTMENTS
Voya Government Money Market Portfolio	as of June 30, 2022 (Unaudited)

Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY DEBT: 35.9%
16,000,000	Federal Farm Credit Banks Funding Corp., 1.518%, (SOFRRATE + 0.008%), 11/22/2022	$15,999,360	3.2
6,250,000	Federal Farm Credit Banks Funding Corp., 1.530%, (SOFRRATE + 0.020%), 04/10/2023	6,249,509	1.2
8,000,000	Federal Farm Credit Banks Funding Corp., 1.535%, (SOFRRATE + 0.025%), 12/16/2022	8,000,093	1.6
6,250,000	Federal Farm Credit Banks Funding Corp., 1.560%, (SOFRRATE + 0.050%), 02/17/2023	6,251,191	1.2
26,500,000	Federal Farm Credit Banks Funding Corp., 1.818%, (USBMMY3M + 0.060%), 09/15/2022	26,515,514	5.3
7,750,000	Federal Home Loan Bank Discount Notes, 1.510%, 11/29/2022	7,701,565	1.5
12,000,000	Federal Home Loan Bank Discount Notes, 2.100%, 07/01/2022	12,000,000	2.4
9,000,000	Federal Home Loan Banks, 1.520%, (SOFRRATE + 0.010%), 09/16/2022	9,000,000	1.8
39,000,000	Federal Home Loan Banks, 1.520%, (SOFRRATE + 0.010%), 09/06/2022	39,000,000	7.7
9,000,000	Federal Home Loan Banks, 1.520%, (SOFRRATE + 0.010%), 10/07/2022	9,000,000	1.8
8,000,000	Federal Home Loan Banks, 1.520%, (SOFRRATE + 0.010%), 10/07/2022	8,000,000	1.6
20,000,000	Federal Home Loan Banks, 1.530%, (SOFRRATE + 0.020%), 11/01/2022	20,000,000	4.0
13,000,000	Federal Home Loan Banks, 1.550%, 11/07/2022	13,000,000	2.6
	Total U.S. Government Agency Debt (Cost $180,717,232)	180,717,232	35.9
U.S. TREASURY DEBT: 5.8%
15,000,000	United States Treasury Floating Rate Note, 1.792%, (USBMMY3M + 0.034%), 04/30/2023	15,028,108	3.0
Principal Amount†		Value	Percentage of Net Assets
U.S. TREASURY DEBT: (continued)
14,000,000	United States Treasury Floating Rate Note, 1.813%, (USBMMY3M + 0.055%), 07/31/2022	$14,003,490	2.8
	Total U.S. Treasury Debt (Cost $29,031,598)	29,031,598	5.8
U.S. TREASURY REPURCHASE AGREEMENT: 43.3%
217,499,000	Deutsche Bank Repurchase Agreement dated 06/30/22, 1.450%, due 07/01/22, $217,507,760 to be received upon repurchase (Collateralized by $338,783,423, U.S. Treasury Interest-only, 0.000%, Market Value plus accrued interest $224,023,970 due 2/15/24-5/ 15/42)	217,499,000	43.3
	Total U.S. Treasury Repurchase Agreement (Cost $217,499,000)	217,499,000	43.3

Shares		Value	Percentage of Net Assets
INVESTMENT COMPANIES: 9.5%
24,000,000 (1)	BlackRock Liquidity Funds, FedFund, Institutional Class, 1.330%, 07/01/22	24,000,000	4.7
24,000,000 (1)	Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Share Class), 1.390%, 07/01/22	24,000,000	4.8
	Total Investment Companies (Cost $48,000,000)	48,000,000	9.5
	Total Investments in Securities (Cost $475,247,830)	$475,247,830	94.5
	Assets in Excess of Other Liabilities	27,501,407	5.5
	Net Assets	$502,749,237	100.0

†
Unless otherwise indicated, principal amount is shown in USD.

(1)
Rate shown is the 7-day yield as of June 30, 2022.

Reference Rate Abbreviations:
SOFRRATE
1-day Secured Overnight Financing Rate

USBMMY3M
U.S. Treasury 3-month Bill Money Market Yield

See Accompanying Notes to Financial Statements
82

PORTFOLIO OF INVESTMENTS
Voya Government Money Market Portfolio	as of June 30, 2022 (Unaudited) (continued)

Investment Type Allocation as of June 30, 2022 (as a percentage of net assets)
U.S. Treasury Repurchase Agreement	43.3%
U.S. Government Agency Debt	35.9
Investment Companies	9.5
U.S. Treasury Debt	5.8
Assets in Excess of Other Liabilities	5.5
Net Assets	100.0%
Portfolio holdings are subject to change daily.
At June 30, 2022, the aggregate cost of securities for federal income tax purposes is the same as for financial statement purposes.

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2022 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2022
Asset Table
Investments, at fair value
Investment Companies	$48,000,000	$—	$—	$48,000,000
U.S. Government Agency Debt	—	180,717,232	—	180,717,232
U.S. Treasury Debt	—	29,031,598	—	29,031,598
U.S. Treasury Repurchase Agreement	—	217,499,000	—	217,499,000
Total Investments, at fair value	$48,000,000	$427,247,830	$—	$475,247,830

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

The following table is a summary of the Portfolio’s repurchase agreements by counterparty which are subject to offset under a MRA as of June 30, 2022:
Counterparty	Government Repurchase Agreement, at fair value	Fair Value of Non-Cash Collateral Received Including Accrued Interest(1)	Net Amount
Deutsche Bank	$217,499,000	$(217,499,000)	$—
Totals	$217,499,000	$(217,499,000)	$—

(1)
Collateral with a fair value of $224,023,970 has been pledged in connection with the above government repurchase agreement. Excess collateral received from the individual counterparty is not shown for financial reporting purposes.

See Accompanying Notes to Financial Statements
83

PORTFOLIO OF INVESTMENTS
Voya Growth and Income Portfolio	as of June 30, 2022 (Unaudited)

Shares		Value	Percentage of Net Assets
COMMON STOCK: 98.8%
	Communication Services: 10.8%
41,244 (1)	Alphabet, Inc. - Class A	$89,881,399	4.9
2,672,135	AT&T, Inc.	56,007,950	3.0
666,815 (2)	Fox Corp. - Class A	21,444,770	1.2
722,963 (2)	Paramount Global - Class B	17,842,727	1.0
932,390 (1)	Warner Bros Discovery, Inc.	12,512,674	0.7
		197,689,520	10.8
	Consumer Discretionary: 10.4%
797,940 (1)	Amazon.com, Inc.	84,749,208	4.6
395,066 (1)(2)	Caesars Entertainment, Inc.	15,131,028	0.8
149,904 (1)	Expedia Group, Inc.	14,215,396	0.8
153,270	McDonald’s Corp.	37,839,298	2.1
178,787	Nike, Inc. - Class B	18,272,031	1.0
232,068 (2)	Ralph Lauren Corp.	20,804,896	1.1
		191,011,857	10.4
	Consumer Staples: 7.2%
680,369	Coca-Cola Co.	42,802,014	2.3
257,917	Lamb Weston Holdings, Inc.	18,430,749	1.0
388,133	Philip Morris International, Inc.	38,324,252	2.1
263,701	Walmart, Inc.	32,060,768	1.8
		131,617,783	7.2
	Energy: 4.6%
805,091	BP PLC ADR	22,824,330	1.2
302,248	ConocoPhillips	27,144,893	1.5
127,993	Diamondback Energy, Inc.	15,506,352	0.9
170,036	Valero Energy Corp.	18,071,426	1.0
		83,547,001	4.6
	Financials: 11.2%
437,732 (2)	Apollo Global Management, Inc.	21,221,247	1.2
180,732	Assurant, Inc.	31,239,526	1.7
678,957	Bank of New York Mellon Corp.	28,319,297	1.5
125,971	Chubb Ltd.	24,763,379	1.4
629,240	Equitable Holdings, Inc.	16,404,287	0.9
132,867	First Republic Bank	19,159,422	1.0
325,582	JPMorgan Chase & Co.	36,663,789	2.0
594,989	Truist Financial Corp.	28,220,328	1.5
		205,991,275	11.2
	Health Care: 15.0%
314,743 (2)	Alcon, Inc.	21,997,388	1.2
874,817 (1)	Boston Scientific Corp.	32,604,430	1.8
458,257 (2)	Bristol-Myers Squibb Co.	35,285,789	1.9
139,986	Eli Lilly & Co.	45,387,661	2.5
70,057	Humana, Inc.	32,791,580	1.8
98,170 (2)	McKesson Corp.	32,024,036	1.8
61,892	Thermo Fisher Scientific, Inc.	33,624,686	1.8
68,288 (1)	Vertex Pharmaceuticals, Inc.	19,242,875	1.1
121,565	Zoetis, Inc.	20,895,808	1.1
		273,854,253	15.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Industrials: 7.4%
658,162	Howmet Aerospace, Inc.	$20,699,195	1.1
118,124	L3Harris Technologies, Inc.	28,550,571	1.6
608,053 (2)	nVent Electric PLC	19,050,300	1.0
471,615	Raytheon Technologies Corp.	45,326,918	2.5
91,494 (1)	United Rentals, Inc.	22,224,807	1.2
		135,851,791	7.4
	Information Technology: 23.1%
162,192	Analog Devices, Inc.	23,694,629	1.3
68,934	Broadcom, Inc.	33,488,827	1.8
334,753 (2)	Dolby Laboratories, Inc.	23,954,925	1.3
630,243	Microsoft Corp.	161,865,310	8.8
278,799	Motorola Solutions, Inc.	58,436,270	3.2
52,284 (1)	Palo Alto Networks, Inc.	25,825,159	1.4
68,270 (1)	Paycom Software, Inc.	19,123,792	1.1
41,919	Roper Technologies, Inc.	16,543,333	0.9
221,333 (1)	Salesforce, Inc.	36,528,798	2.0
50,286 (1)	ServiceNow, Inc.	23,911,999	1.3
		423,373,042	23.1
	Materials: 2.8%
78,078 (2)	Air Products & Chemicals, Inc.	18,776,197	1.0
120,335 (2)	Alcoa Corp.	5,484,869	0.3
142,768	CF Industries Holdings, Inc.	12,239,501	0.7
173,396	Eastman Chemical Co.	15,565,759	0.8
		52,066,326	2.8
	Real Estate: 3.2%
119,338	ProLogis, Inc.	14,040,116	0.8
141,775 (1)	Ryman Hospitality Properties	10,779,153	0.6
229,057	UDR, Inc.	10,545,784	0.6
276,318 (2)	Welltower, Inc.	22,754,788	1.2
		58,119,841	3.2
	Utilities: 3.1%
220,422	Entergy Corp.	24,828,334	1.4
695,632	Exelon Corp.	31,526,042	1.7
		56,354,376	3.1
	Total Common Stock (Cost $1,577,045,752)	1,809,477,065	98.8
OTHER (3): —%
	Utilities: —%
10,000,000 (4)(5)	Southern Energy (Escrow)	—	—
	Total Other (Cost $—)	—	—
	Total Long-Term Investments (Cost $1,577,045,752)	1,809,477,065	98.8

See Accompanying Notes to Financial Statements
84

PORTFOLIO OF INVESTMENTS
Voya Growth and Income Portfolio	as of June 30, 2022 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 6.5%
	Commercial Paper: 0.1%
1,805,000 (6)	Liberty Street Funding LLC, 1.550%, 07/01/2022 (Cost $1,804,922)	$1,804,922	0.1

	Floating Rate Notes: 0.5%
350,000 (6)	ANZ Bank, 1.620%, 07/13/2022	350,002	0.0
400,000 (6)	ANZ Bank, 1.660%, 08/18/2022	399,938	0.0
500,000 (6)	Bank of America N.A., 1.620%, 07/06/2022	499,998	0.1
450,000 (6)	Bank of Nova Scotia, 1.650%, 07/12/2022	450,008	0.0
475,000 (6)	Bayeriche Landesbank of New York, 1.710%, 07/27/2022	475,003	0.0
425,000 (6)	Commonwealth Bank of Australia, 1.690%, 09/01/2022	424,895	0.0
475,000 (6)	Cooperatieve Rabobank U.A./New York, 1.640%, 07/11/2022	475,008	0.1
325,000 (6)	Cooperatieve Rabobank U.A./New York, 1.660%, 08/16/2022	324,959	0.0
275,000 (6)	Credit Agricole, 1.650%, 08/04/2022	275,002	0.0
475,000 (6)	Credit Industriel et Commercial, 1.640%, 07/05/2022	475,006	0.0
325,000 (6)	Credit Industriel et Commercial, 1.650%, 07/07/2022	325,006	0.0
475,000 (6)	Credit Suisse AG, 1.670%, 07/19/2022	475,020	0.1
475,000 (6)	Mitsubishi UFJ Trust and Banking Corp., 1.700%, 07/26/2022	474,992	0.0
400,000 (6)	National Australia Bank Ltd., 1.640%, 08/08/2022	399,965	0.0
475,000 (6)	National Bank of Canada, 1.670%, 08/09/2022	474,968	0.0
475,000 (6)	Natixis SA, 1.630%, 07/11/2022	475,006	0.0
275,000 (6)	Royal Bank of Canada, 1.640%, 07/11/2022	275,004	0.0
425,000 (6)	Royal Bank of Canada, 1.660%, 08/16/2022	424,943	0.0
600,000 (6)	Skandinaviska Enskilda Banken AB, 1.650%, 07/20/2022	599,991	0.1
Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Floating Rate Notes (continued)
475,000 (6)	Svenska Handelsbanken AB, 1.640%, 07/11/2022	$475,006	0.0
475,000 (6)	Toronto-Dominion Bank, 1.660%, 08/19/2022	474,951	0.0
500,000 (6)	Westpac Banking Corp., 1.650%, 08/02/2022	499,976	0.1
	Total Floating Rate Notes (Cost $9,524,647)	9,524,647	0.5

	Repurchase Agreements: 3.5%
13,319,331 (6)	Cantor Fitzgerald Securities, Repurchase Agreement dated 06/30/22, 1.55%, due 07/01/22 (Repurchase Amount $13,319,897, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.000%, Market Value plus accrued interest $13,585,718, due 08/01/22-01/20/68)	13,319,331	0.7
2,309,025 (6)	CF Secured LLC, Repurchase Agreement dated 06/30/22, 1.48%, due 07/01/22 (Repurchase Amount $2,309,119, collateralized by various U.S. Government Securities, 0.000%-4.250%, Market Value plus accrued interest $2,355,206, due 09/15/22-05/15/52)	2,309,025	0.1
7,444,802 (6)	Citadel Securities LLC, Repurchase Agreement dated 06/30/22, 1.55%, due 07/01/22 (Repurchase Amount $7,445,118, collateralized by various U.S. Government Securities, 0.000%-7.250%, Market Value plus accrued interest $7,594,083, due 07/21/22-05/15/52)	7,444,802	0.4

See Accompanying Notes to Financial Statements
85

PORTFOLIO OF INVESTMENTS
Voya Growth and Income Portfolio	as of June 30, 2022 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements (continued)
1,238,025 (6)	HSBC Securities USA, Repurchase Agreement dated 06/30/22, 1.48%, due 07/01/22 (Repurchase Amount $1,238,075, collateralized by various U.S. Government Securities, 0.000%-6.500%, Market Value plus accrued interest $1,262,786, due 11/15/23-08/15/51)	$1,238,025	0.1
4,049,212 (6)	Industrial & Comm. Bank of China, Repurchase Agreement dated 06/30/22, 1.50%, due 07/01/22 (Repurchase Amount $4,049,378, collateralized by various U.S. Government Securities, 0.000%-3.250%, Market Value plus accrued interest $4,130,196, due 12/29/22-06/30/27)	4,049,212	0.2
4,561,961 (6)	Mirae Asset Securities USA Inc., Repurchase Agreement dated 06/30/22, 1.59%, due 07/01/22 (Repurchase Amount $4,562,160, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.550%-8.250%, Market Value plus accrued interest $4,653,406, due 08/01/22-02/20/72)	4,561,961	0.2
22,912,520 (6)	RBC Dominion Securities Inc., Repurchase Agreement dated 06/30/22, 1.55%, due 07/01/22 (Repurchase Amount $22,913,493, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.875%, Market Value plus accrued interest $23,370,771, due 08/16/22-05/20/52)	22,912,520	1.3
Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements (continued)
8,726,142 (6)	State of Wisconsin Investment Board, Repurchase Agreement dated 06/30/22, 1.55%, due 07/01/22 (Repurchase Amount $8,726,513, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $8,900,678, due 01/15/25-02/15/51)	$8,726,142	0.5
	Total Repurchase Agreements (Cost $64,561,018)	64,561,018	3.5

	Time Deposits: 0.9%
2,590,000 (6)	Barclays Bank PLC, 1.590%, 07/01/2022	2,590,000	0.2
640,000 (6)	DZ Bank AG, 1.550%, 07/01/2022	640,000	0.0
2,410,000 (6)	Landesbank Baden-Wurttemberg, 1.570%, 07/01/2022	2,410,000	0.1
2,580,000 (6)	Mizuho Bank Ltd., 1.570%, 07/01/2022	2,580,000	0.2
1,900,000 (6)	Royal Bank of Canada, 1.570%, 07/01/2022	1,900,000	0.1
1,990,000 (6)	Skandinaviska Enskilda Banken AB, 1.560%, 07/01/2022	1,990,000	0.1
2,090,000 (6)	Societe Generale, 1.550%, 07/01/2022	2,090,000	0.1
2,080,000 (6)	Toronto-Dominion Bank, 1.560%, 07/01/2022	2,080,000	0.1
	Total Time Deposits (Cost $16,280,000)	16,280,000	0.9

Shares		Value	Percentage of Net Assets
	Mutual Funds: 1.5%
1,862,000 (6)(7)	BlackRock Liquidity Funds, FedFund, Institutional Class, 1.320%	1,862,000	0.1

See Accompanying Notes to Financial Statements
86

PORTFOLIO OF INVESTMENTS
Voya Growth and Income Portfolio	as of June 30, 2022 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
	Mutual Funds (continued)
2,197,000 (6)(7)	Goldman Sachs Financial Square Government Fund - Institutional Shares, 1.380%	$2,197,000	0.1
22,893,000 (6)(7)	Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Share Class), 1.380%	22,893,000	1.3
	Total Mutual Funds (Cost $26,952,000)	26,952,000	1.5
	Total Short-Term Investments (Cost $119,122,587)	119,122,587	6.5
	Total Investments in Securities (Cost $1,696,168,339)	$1,928,599,652	105.3
	Liabilities in Excess of Other Assets	(96,520,025)	(5.3)
	Net Assets	$1,832,079,627	100.0

†
Unless otherwise indicated, principal amount is shown in USD.

ADR
American Depositary Receipt

(1)
Non-income producing security.

(2)
Security, or a portion of the security, is on loan.

(3)
Represents an escrow position for future entitlements, if any, on the defaulted bond. The escrow position was received in exchange for the defaulted bond as part of the bankruptcy reorganization of the bond issuer. These holdings are non-income producing.

(4)
For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.

(5)
Restricted security as to resale, excluding Rule 144A securities. As of June 30, 2022, the Portfolio held restricted securities with a fair value of $— or 0.0% of net assets. Please refer to the table below for additional details.

(6)
All or a portion of the security represents securities purchased with cash collateral received for securities on loan.

(7)
Rate shown is the 7-day yield as of June 30, 2022.

See Accompanying Notes to Financial Statements
87

PORTFOLIO OF INVESTMENTS
Voya Growth and Income Portfolio	as of June 30, 2022 (Unaudited) (continued)

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2022 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2022
Asset Table
Investments, at fair value
Common Stock*	$1,809,477,065	$—	$—	$1,809,477,065
Other	—	—	—	—
Short-Term Investments	26,952,000	92,170,587	—	119,122,587
Total Investments, at fair value	$1,836,429,065	$92,170,587	$—	$1,928,599,652

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

*
For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At June 30, 2022, Voya Growth and Income Portfolio held the following restricted securities:
Security	Acquisition Date	Acquisition Cost	Fair Value
Southern Energy (Escrow)	11/30/2005	$—	$—
		$—	$—
At June 30, 2022, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:
Cost for federal income tax purposes was $1,711,267,974.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$402,799,034
Gross Unrealized Depreciation	(185,467,334)
Net Unrealized Appreciation	$217,331,700
See Accompanying Notes to Financial Statements
88

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2022 (Unaudited)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 24.4%
	Basic Materials: 0.4%
217,000 (1)	Albemarle Corp., 5.050%, 06/01/2032	$212,196	0.0
281,000 (1)	Albemarle Corp., 5.650%, 06/01/2052	281,664	0.0
445,000 (2)	Anglo American Capital PLC, 2.250%, 03/17/2028	383,917	0.0
1,250,000 (2)	Anglo American Capital PLC, 3.625%, 09/11/2024	1,226,891	0.1
476,000 (2)	Anglo American Capital PLC, 5.625%, 04/01/2030	479,847	0.0
1,195,000	Celanese US Holdings LLC, 1.400%, 08/05/2026	1,029,435	0.0
1,226,000	Dow Chemical Co., 4.250%, 10/01/2034	1,164,784	0.1
500,000 (1)	Dow Chemical Co/The, 4.625%, 10/01/2044	451,491	0.0
380,000	Ecolab, Inc., 2.750%, 08/18/2055	265,512	0.0
1,991,000	Mosaic Co/The, 5.450%, 11/15/2033	2,053,913	0.1
480,000 (1)	Nucor Corp., 3.850%, 04/01/2052	391,115	0.0
580,000	Nucor Corp., 4.300%, 05/23/2027	578,366	0.0
1,333,000	PPG Industries, Inc., 1.200%, 03/15/2026	1,199,116	0.1
143,000 (1)	Rio Tinto Finance USA Ltd., 2.750%, 11/02/2051	104,868	0.0
19,000	RPM International, Inc., 2.950%, 01/15/2032	15,789	0.0
1,147,000 (1)	Steel Dynamics, Inc., 1.650%, 10/15/2027	985,634	0.0
362,000	Teck Resources Ltd., 5.400%, 02/01/2043	337,312	0.0
		11,161,850	0.4
	Communications: 1.6%
774,000	Amazon.com, Inc., 2.100%, 05/12/2031	663,612	0.0
2,340,000	Amazon.com, Inc., 2.875%, 05/12/2041	1,875,920	0.1
822,000 (1)	Amazon.com, Inc., 3.600%, 04/13/2032	792,360	0.1
540,000 (1)	Amazon.com, Inc., 3.950%, 04/13/2052	499,822	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Communications (continued)
522,000	Amazon.com, Inc., 4.100%, 04/13/2062	$473,337	0.0
1,348,000	AT&T, Inc., 2.550%, 12/01/2033	1,095,100	0.1
4,145,000	AT&T, Inc., 3.550%, 09/15/2055	3,112,501	0.1
2,180,000	AT&T, Inc., 3.650%, 09/15/2059	1,637,545	0.1
764,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 2.250%, 01/15/2029	628,427	0.0
1,065,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 3.500%, 03/01/2042	740,744	0.0
739,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 3.850%, 04/01/2061	487,428	0.0
747,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 3.900%, 06/01/2052	520,014	0.0
2,500,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 4.908%, 07/23/2025	2,509,194	0.1
1,018,000	Comcast Corp., 2.650%, 02/01/2030	911,807	0.1
1,417,000	Comcast Corp., 2.887%, 11/01/2051	1,014,127	0.1
529,000	Comcast Corp., 3.900%, 03/01/2038	479,266	0.0
900,000	Comcast Corp., 3.999%, 11/01/2049	786,831	0.0

See Accompanying Notes to Financial Statements
89

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2022 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Communications (continued)
3,290,000	Comcast Corp., 4.000%, 03/01/2048	$2,867,091	0.1
688,000	Corning, Inc., 5.450%, 11/15/2079	621,535	0.0
738,000 (2)	NBN Co. Ltd., 1.450%, 05/05/2026	666,617	0.0
550,000 (1)(2)	NBN Co. Ltd., 1.625%, 01/08/2027	488,675	0.0
325,000 (2)	Rogers Communications, Inc., 3.800%, 03/15/2032	297,576	0.0
588,000 (2)	Rogers Communications, Inc., 4.550%, 03/15/2052	517,743	0.0
3,754,000	Time Warner Cable LLC, 5.875%, 11/15/2040	3,446,614	0.1
527,000	T-Mobile USA, Inc., 2.050%, 02/15/2028	458,036	0.0
818,000 (1)	T-Mobile USA, Inc., 3.750%, 04/15/2027	788,333	0.0
289,000	T-Mobile USA, Inc., 3.875%, 04/15/2030	269,982	0.0
851,000	T-Mobile USA, Inc., 4.375%, 04/15/2040	761,188	0.0
861,000	Verizon Communications, Inc., 2.100%, 03/22/2028	765,463	0.0
1,185,000 (1)	Verizon Communications, Inc., 2.355%, 03/15/2032	983,547	0.1
488,000	Verizon Communications, Inc., 2.987%, 10/30/2056	339,905	0.0
779,000	Verizon Communications, Inc., 3.400%, 03/22/2041	635,538	0.0
1,233,000	Verizon Communications, Inc., 3.550%, 03/22/2051	990,667	0.1
2,268,000	Verizon Communications, Inc., 3.700%, 03/22/2061	1,786,980	0.1
2,000,000	Verizon Communications, Inc., 3.850%, 11/01/2042	1,709,089	0.1
217,000	Verizon Communications, Inc., 4.000%, 03/22/2050	188,022	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Communications (continued)
1,429,000	Verizon Communications, Inc., 4.400%, 11/01/2034	$1,371,341	0.1
169,000 (1)	Verizon Communications, Inc., 4.500%, 08/10/2033	164,999	0.0
2,750,000 (1)	Verizon Communications, Inc., 4.812%, 03/15/2039	2,703,937	0.1
286,000	Vodafone Group PLC, 4.375%, 02/19/2043	249,084	0.0
792,000 (1)	Vodafone Group PLC, 5.125%, 06/19/2059	730,456	0.0
		42,030,453	1.6
	Consumer, Cyclical: 1.3%
124,421 (2)	Alaska Airlines 2020-1 Class A Pass Through Trust, 4.800%, 02/15/2029	123,014	0.0
39,368	American Airlines 2015-2 Class AA Pass Through Trust, 3.600%, 03/22/2029	36,539	0.0
2,122,862	American Airlines 2016-2 Class AA Pass Through Trust, 3.200%, 12/15/2029	1,945,409	0.1
45,444 (1)	American Airlines 2017-2 Class AA Pass Through Trust, 3.350%, 04/15/2031	41,856	0.0
21,898	Continental Airlines 2012-2 Class A Pass Through Trust, 4.000%, 04/29/2026	21,065	0.0
584,148	Delta Air Lines 2020-1 Class A Pass Through Trust, 2.500%, 12/10/2029	512,230	0.0
840,000 (2)	Delta Air Lines, Inc. / SkyMiles IP Ltd., 4.500%, 10/20/2025	816,993	0.0
478,000 (2)	Delta Air Lines, Inc. / SkyMiles IP Ltd., 4.750%, 10/20/2028	451,898	0.0
725,000 (1)	General Motors Co., 5.400%, 04/01/2048	632,122	0.0
935,000	General Motors Co., 6.125%, 10/01/2025	967,966	0.1

See Accompanying Notes to Financial Statements
90

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2022 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Cyclical (continued)
1,027,000 (1)	General Motors Financial Co., Inc., 2.350%, 02/26/2027	$905,432	0.0
985,000	General Motors Financial Co., Inc., 3.950%, 04/13/2024	978,354	0.1
1,893,000	General Motors Financial Co., Inc., 4.350%, 01/17/2027	1,817,524	0.1
1,527,000	General Motors Financial Co., Inc., 5.000%, 04/09/2027	1,499,202	0.1
2,878,000 (2)	Harley-Davidson Financial Services, Inc., 3.050%, 02/14/2027	2,609,020	0.1
1,652,000	Hasbro, Inc., 3.000%, 11/19/2024	1,609,765	0.1
265,000 (1)	Home Depot, Inc./The, 3.625%, 04/15/2052	227,969	0.0
580,000	Lowe’s Cos, Inc., 4.250%, 04/01/2052	503,584	0.0
304,000	Lowe’s Cos, Inc., 4.450%, 04/01/2062	260,196	0.0
1,505,000 (2)	Magallanes, Inc., 3.755%, 03/15/2027	1,412,963	0.1
373,000 (1)(2)	Magallanes, Inc., 4.279%, 03/15/2032	333,723	0.0
410,000 (2)	Magallanes, Inc., 5.050%, 03/15/2042	349,457	0.0
3,394,000 (2)	Magallanes, Inc., 5.141%, 03/15/2052	2,853,195	0.1
550,000 (1)	McDonald’s Corp., 3.500%, 07/01/2027	539,371	0.0
720,000 (2)	Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd., 6.500%, 06/20/2027	709,794	0.0
1,812,000 (2)	Nissan Motor Co. Ltd., 4.810%, 09/17/2030	1,611,485	0.1
468,000 (1)	O’Reilly Automotive, Inc., 4.700%, 06/15/2032	466,612	0.0
547,000	Target Corp., 2.950%, 01/15/2052	414,943	0.0
835,000 (1)	Toyota Motor Credit Corp., 3.050%, 03/22/2027	803,452	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Cyclical (continued)
750,000	Toyota Motor Credit Corp., 4.450%, 06/29/2029	$759,883	0.0
379,896	United Airlines 2012-1 Class A Pass Through Trust, 4.150%, 10/11/2025	373,180	0.0
125,607	United Airlines 2013-1 Class A Pass Through Trust, 4.300%, 02/15/2027	120,263	0.0
536,136	United Airlines 2014-1 Class A Pass Through Trust, 4.000%, 10/11/2027	505,533	0.0
228,003	United Airlines 2016-1 Class AA Pass Through Trust, 3.100%, 01/07/2030	208,711	0.0
945,030	United Airlines 2016-2 Class A Pass Through Trust, 3.100%, 04/07/2030	809,595	0.0
3,580,445	United Airlines 2016-2 Class AA Pass Through Trust, 2.875%, 04/07/2030	3,273,483	0.1
665,700	United Airlines 2019-2 Class A Pass Through Trust, 2.900%, 11/01/2029	586,195	0.0
1,791,748	United Airlines 2020-1 Class A Pass Through Trust, 5.875%, 04/15/2029	1,763,618	0.1
1,792,478	US Airways 2012-1 Class A Pass Through Trust, 5.900%, 04/01/2026	1,788,763	0.1
		35,644,357	1.3
	Consumer, Non-cyclical: 3.6%
109,000	Abbott Laboratories, 4.900%, 11/30/2046	114,522	0.0
1,663,000	AbbVie, Inc., 2.600%, 11/21/2024	1,611,627	0.1
830,000	AbbVie, Inc., 2.900%, 11/06/2022	830,061	0.0
732,000	AbbVie, Inc., 4.050%, 11/21/2039	653,980	0.0

See Accompanying Notes to Financial Statements
91

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2022 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical (continued)
1,832,000	AbbVie, Inc., 4.300%, 05/14/2036	$1,723,743	0.1
1,964,000	AbbVie, Inc., 4.400%, 11/06/2042	1,788,832	0.1
844,000	AbbVie, Inc., 4.500%, 05/14/2035	820,459	0.0
425,000	AbbVie, Inc., 4.550%, 03/15/2035	414,063	0.0
1,700,000	AbbVie, Inc., 4.625%, 10/01/2042	1,575,015	0.1
2,403,000	Aetna, Inc., 4.500%, 05/15/2042	2,154,646	0.1
690,000	Altria Group, Inc., 2.450%, 02/04/2032	520,357	0.0
1,522,000	Altria Group, Inc., 3.700%, 02/04/2051	975,144	0.0
301,000 (1)	Altria Group, Inc., 4.800%, 02/14/2029	286,373	0.0
730,000	Altria Group, Inc., 5.800%, 02/14/2039	664,503	0.0
900,000	Altria Group, Inc., 5.950%, 02/14/2049	790,572	0.0
719,000	Amgen, Inc., 3.375%, 02/21/2050	550,957	0.0
2,005,000	Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide, Inc., 4.700%, 02/01/2036	1,924,082	0.1
3,000,000	Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide, Inc., 4.900%, 02/01/2046	2,825,296	0.1
1,909,000	Anheuser-Busch InBev Finance, Inc., 4.000%, 01/17/2043	1,581,997	0.1
1,260,000	Anheuser-Busch InBev Worldwide, Inc., 5.450%, 01/23/2039	1,283,329	0.1
862,000	Astrazeneca Finance LLC, 1.750%, 05/28/2028	761,251	0.0
2,362,000	BAT Capital Corp., 2.259%, 03/25/2028	1,981,006	0.1
705,000	BAT Capital Corp., 2.726%, 03/25/2031	559,097	0.0
140,000	BAT Capital Corp., 3.557%, 08/15/2027	128,190	0.0
866,000	BAT Capital Corp., 3.734%, 09/25/2040	608,517	0.0
611,000	BAT Capital Corp., 4.390%, 08/15/2037	485,658	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical (continued)
1,250,000	BAT International Finance PLC, 4.448%, 03/16/2028	$1,184,582	0.1
550,000	Baxter International, Inc., 1.915%, 02/01/2027	492,991	0.0
1,150,000	Baxter International, Inc., 2.272%, 12/01/2028	1,008,086	0.1
226,000	Bio-Rad Laboratories, Inc., 3.300%, 03/15/2027	213,456	0.0
1,158,000	Bristol-Myers Squibb Co., 3.700%, 03/15/2052	1,001,908	0.1
1,757,000	Bristol-Myers Squibb Co., 4.125%, 06/15/2039	1,681,339	0.1
374,000 (2)	Cargill, Inc., 2.125%, 04/23/2030	320,728	0.0
831,000 (2)	Cargill, Inc., 2.125%, 11/10/2031	693,698	0.0
310,000 (2)	Cargill, Inc., 3.125%, 05/25/2051	239,151	0.0
388,000 (2)	Cargill, Inc., 4.375%, 04/22/2052	373,975	0.0
2,195,000	Cigna Corp., 3.250%, 04/15/2025	2,154,271	0.1
317,000	Cigna Corp., 3.400%, 03/15/2050	242,626	0.0
3,900,000	Cigna Corp., 4.800%, 08/15/2038	3,800,320	0.2
843,000	Cigna Corp., 4.900%, 12/15/2048	811,148	0.0
793,000 (2)	CSL Finance PLC, 4.050%, 04/27/2029	779,224	0.0
1,168,000 (2)	CSL Finance PLC, 4.250%, 04/27/2032	1,146,241	0.1
404,000 (2)	CSL Finance PLC, 4.625%, 04/27/2042	389,051	0.0
668,000 (2)	CSL Finance PLC, 4.750%, 04/27/2052	646,523	0.0
278,000 (2)	CSL Finance PLC, 4.950%, 04/27/2062	266,954	0.0
798,000	CVS Health Corp., 2.700%, 08/21/2040	577,442	0.0
1,075,000	CVS Health Corp., 3.875%, 07/20/2025	1,069,813	0.1
1,886,000	CVS Health Corp., 4.125%, 04/01/2040	1,649,543	0.1

See Accompanying Notes to Financial Statements
92

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2022 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical (continued)
3,000,000	CVS Health Corp., 4.780%, 03/25/2038	$2,844,518	0.1
1,212,000	CVS Health Corp., 5.050%, 03/25/2048	1,161,931	0.1
52,208	CVS Pass-Through Trust, 6.943%, 01/10/2030	55,622	0.0
1,400,000 (2)	Element Fleet Management Corp., 3.850%, 06/15/2025	1,376,626	0.1
448,000 (1)	Elevance Health, Inc., 4.100%, 05/15/2032	436,431	0.0
267,000	Elevance Health, Inc., 4.550%, 05/15/2052	251,757	0.0
1,237,000 (2)	Fresenius Medical Care US Finance III, Inc., 1.875%, 12/01/2026	1,066,335	0.1
1,000,000	Global Payments, Inc., 1.200%, 03/01/2026	882,608	0.0
1,000,000	Global Payments, Inc., 2.650%, 02/15/2025	955,263	0.0
2,443,000	Global Payments, Inc., 3.200%, 08/15/2029	2,137,152	0.1
614,000 (1)(2)	GSK Consumer Healthcare Capital US LLC, 3.375%, 03/24/2029	574,979	0.0
602,000	GXO Logistics, Inc., 1.650%, 07/15/2026	526,217	0.0
440,000 (1)(2)	HCA, Inc., 3.125%, 03/15/2027	400,141	0.0
856,000	HCA, Inc., 3.500%, 09/01/2030	730,686	0.0
349,000 (2)	HCA, Inc., 3.625%, 03/15/2032	294,818	0.0
1,166,000	HCA, Inc., 4.125%, 06/15/2029	1,064,258	0.1
670,000 (2)	HCA, Inc., 4.375%, 03/15/2042	540,395	0.0
1,604,000 (1)	HCA, Inc., 4.500%, 02/15/2027	1,543,464	0.1
772,000	HCA, Inc., 5.250%, 04/15/2025	774,240	0.0
1,115,000	Humana, Inc., 1.350%, 02/03/2027	975,838	0.1
282,000	Humana, Inc., 2.150%, 02/03/2032	228,598	0.0
260,000	Humana, Inc., 3.125%, 08/15/2029	235,194	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical (continued)
407,000	Johnson & Johnson, 3.625%, 03/03/2037	$386,359	0.0
250,000	Johnson & Johnson, 3.700%, 03/01/2046	230,725	0.0
665,000 (1)	Keurig Dr Pepper, Inc., 4.050%, 04/15/2032	623,024	0.0
912,000	Keurig Dr Pepper, Inc., 4.500%, 04/15/2052	806,093	0.0
296,000	Kraft Heinz Foods Co., 5.000%, 06/04/2042	270,922	0.0
294,000	Kraft Heinz Foods Co., 5.200%, 07/15/2045	272,712	0.0
1,870,000 (2)	Mars, Inc., 3.875%, 04/01/2039	1,693,975	0.1
1,595,000	McKesson Corp., 1.300%, 08/15/2026	1,420,354	0.1
405,000	Merck & Co., Inc., 2.750%, 12/10/2051	299,858	0.0
405,000	Merck & Co., Inc., 2.900%, 12/10/2061	288,543	0.0
1,466,000	Mylan, Inc., 5.200%, 04/15/2048	1,173,387	0.1
1,537,000 (1)(2)	Nestle Holdings, Inc., 1.500%, 09/14/2028	1,347,844	0.1
471,000 (1)	PayPal Holdings, Inc., 4.400%, 06/01/2032	466,822	0.0
1,780,000 (1)	PayPal Holdings, Inc., 5.050%, 06/01/2052	1,769,970	0.1
804,000	PayPal Holdings, Inc., 5.250%, 06/01/2062	797,549	0.0
237,000	PerkinElmer, Inc., 1.900%, 09/15/2028	197,672	0.0
293,000	PerkinElmer, Inc., 3.300%, 09/15/2029	259,997	0.0
562,000	Reynolds American, Inc., 5.700%, 08/15/2035	533,852	0.0
560,000	Reynolds American, Inc., 5.850%, 08/15/2045	470,852	0.0
624,000	Reynolds American, Inc., 6.150%, 09/15/2043	579,292	0.0
1,130,000 (2)	Roche Holdings, Inc., 1.930%, 12/13/2028	999,722	0.1
480,000 (2)	Roche Holdings, Inc., 2.607%, 12/13/2051	349,213	0.0
537,000	Royalty Pharma PLC, 1.200%, 09/02/2025	479,306	0.0

See Accompanying Notes to Financial Statements
93

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2022 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical (continued)
796,000	Royalty Pharma PLC, 1.750%, 09/02/2027	$679,212	0.0
1,080,000	Royalty Pharma PLC, 3.550%, 09/02/2050	756,252	0.0
125,000	S&P Global, Inc., 1.250%, 08/15/2030	99,056	0.0
1,000,000 (1)(2)	S&P Global, Inc., 2.700%, 03/01/2029	910,687	0.0
1,456,000 (1)(2)	S&P Global, Inc., 2.900%, 03/01/2032	1,298,711	0.1
755,000 (1)(2)	S&P Global, Inc., 3.700%, 03/01/2052	645,579	0.0
253,000 (2)	S&P Global, Inc., 3.900%, 03/01/2062	215,224	0.0
830,000 (2)	Triton Container International Ltd., 2.050%, 04/15/2026	734,967	0.0
702,000 (2)	Triton Container International Ltd., 3.150%, 06/15/2031	568,188	0.0
485,000	UnitedHealth Group, Inc., 2.750%, 05/15/2040	378,539	0.0
245,000	UnitedHealth Group, Inc., 3.050%, 05/15/2041	197,894	0.0
1,111,000	UnitedHealth Group, Inc., 3.500%, 08/15/2039	970,489	0.0
493,000	UnitedHealth Group, Inc., 3.750%, 10/15/2047	427,065	0.0
482,000	UnitedHealth Group, Inc., 4.200%, 05/15/2032	482,018	0.0
265,000	UnitedHealth Group, Inc., 4.750%, 05/15/2052	265,309	0.0
806,000	Viatris, Inc., 2.700%, 06/22/2030	647,589	0.0
1,500,000	Viatris, Inc., 3.850%, 06/22/2040	1,064,675	0.1
673,000	Viatris, Inc., 4.000%, 06/22/2050	451,781	0.0
1,065,000 (2)	Viterra Finance BV, 2.000%, 04/21/2026	943,429	0.0
		94,868,125	3.6
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Energy: 2.0%
277,000	Baker Hughes Holdings LLC / Baker Hughes Co-Obligor, Inc., 2.061%, 12/15/2026	$254,283	0.0
366,000	BP Capital Markets America, Inc., 1.749%, 08/10/2030	299,918	0.0
321,000	BP Capital Markets America, Inc., 2.772%, 11/10/2050	223,378	0.0
752,000 (3)	BP Capital Markets PLC, 4.875%, 12/31/2199	657,076	0.0
205,000	Canadian Natural Resources Ltd., 6.750%, 02/01/2039	225,423	0.0
905,000 (1)	Cheniere Corpus Christi Holdings LLC, 3.700%, 11/15/2029	828,703	0.0
297,000	Cheniere Corpus Christi Holdings LLC, 5.125%, 06/30/2027	298,345	0.0
580,000 (1)	Continental Resources, Inc./OK, 4.900%, 06/01/2044	457,751	0.0
4,243,000 (2)	Coterra Energy, Inc., 3.900%, 05/15/2027	4,072,158	0.2
677,000	Diamondback Energy, Inc., 3.500%, 12/01/2029	620,744	0.0
979,000 (3)	Enbridge, Inc., 5.750%, 07/15/2080	897,567	0.0
582,000	Energy Transfer L.P., 4.250%, 04/01/2024	582,418	0.0
224,000	Energy Transfer L.P., 4.900%, 03/15/2035	201,229	0.0
1,625,000	Energy Transfer L.P., 5.300%, 04/01/2044	1,412,589	0.1
1,800,000	Energy Transfer L.P., 5.300%, 04/15/2047	1,562,216	0.1
845,000	Energy Transfer L.P., 5.350%, 05/15/2045	737,434	0.0
399,000	Energy Transfer L.P., 5.800%, 06/15/2038	374,961	0.0

See Accompanying Notes to Financial Statements
94

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2022 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Energy (continued)
1,067,000	Energy Transfer L.P. / Regency Energy Finance Corp., 4.500%, 11/01/2023	$1,072,797	0.1
1,385,000 (1)	Enterprise Products Operating LLC, 3.750%, 02/15/2025	1,370,159	0.1
530,000	Enterprise Products Operating LLC, 3.950%, 01/31/2060	420,374	0.0
255,000	Enterprise Products Operating LLC, 4.200%, 01/31/2050	213,191	0.0
2,400,000 (3)	Enterprise Products Operating LLC, 4.875%, 08/16/2077	1,913,871	0.1
826,000	Equinor ASA, 3.125%, 04/06/2030	766,635	0.0
1,394,000	Exxon Mobil Corp., 2.726%, 03/01/2023	1,394,314	0.1
2,306,000	Hess Corp., 5.600%, 02/15/2041	2,251,052	0.1
1,000,000	Kinder Morgan Energy Partners L.P., 4.250%, 09/01/2024	1,001,267	0.1
920,000	Kinder Morgan Energy Partners L.P., 5.400%, 09/01/2044	850,386	0.0
786,000	Kinder Morgan, Inc., 5.550%, 06/01/2045	741,930	0.0
647,000 (2)	Lundin Energy Finance BV, 2.000%, 07/15/2026	578,754	0.0
751,000	Marathon Petroleum Corp., 4.700%, 05/01/2025	760,798	0.0
1,336,000	Marathon Petroleum Corp., 4.750%, 09/15/2044	1,179,724	0.1
900,000	Marathon Petroleum Corp., 5.000%, 09/15/2054	810,619	0.0
335,000	MPLX L.P., 4.700%, 04/15/2048	282,334	0.0
1,100,000	MPLX L.P., 4.875%, 06/01/2025	1,106,703	0.1
836,000	MPLX L.P., 5.200%, 12/01/2047	753,844	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Energy (continued)
512,000	MPLX L.P., 5.500%, 02/15/2049	$476,053	0.0
611,000 (2)	Northern Natural Gas Co., 3.400%, 10/16/2051	456,300	0.0
350,000	ONEOK Partners L.P., 6.125%, 02/01/2041	334,088	0.0
908,000	ONEOK Partners L.P., 6.200%, 09/15/2043	856,541	0.0
770,000	ONEOK, Inc., 2.200%, 09/15/2025	717,606	0.0
163,000	ONEOK, Inc., 3.100%, 03/15/2030	140,295	0.0
510,000	Phillips 66, 0.900%, 02/15/2024	485,949	0.0
1,124,000	Plains All American Pipeline L.P. / PAA Finance Corp., 3.550%, 12/15/2029	991,427	0.1
1,180,000	Plains All American Pipeline L.P. / PAA Finance Corp., 4.500%, 12/15/2026	1,160,676	0.1
1,779,000	Plains All American Pipeline L.P. / PAA Finance Corp., 4.650%, 10/15/2025	1,763,496	0.1
500,000	Plains All American Pipeline L.P. / PAA Finance Corp., 4.900%, 02/15/2045	402,986	0.0
900,000	Sabine Pass Liquefaction LLC, 4.200%, 03/15/2028	866,488	0.0
906,000	Sabine Pass Liquefaction LLC, 5.000%, 03/15/2027	910,038	0.0
852,000 (2)	Santos Finance Ltd., 3.649%, 04/29/2031	723,592	0.0
500,000 (2)	Schlumberger Holdings Corp., 3.750%, 05/01/2024	498,228	0.0
587,000	Shell International Finance BV, 4.000%, 05/10/2046	524,130	0.0
1,262,000	Shell International Finance BV, 4.125%, 05/11/2035	1,203,764	0.1

See Accompanying Notes to Financial Statements
95

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2022 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Energy (continued)
342,000	Targa Resources Corp., 5.200%, 07/01/2027	$343,779	0.0
433,000	Targa Resources Corp., 6.250%, 07/01/2052	435,125	0.0
963,000	Targa Resources Partners L.P. / Targa Resources Partners Finance Corp., 5.000%, 01/15/2028	918,230	0.0
2,000,000	TotalEnergies Capital Canada Ltd., 2.750%, 07/15/2023	1,986,201	0.1
500,000	TotalEnergies Capital International SA, 2.986%, 06/29/2041	394,782	0.0
209,000	Transcontinental Gas Pipe Line Co. LLC, 3.250%, 05/15/2030	187,910	0.0
3,804,000	Williams Cos, Inc./The, 4.000%, 09/15/2025	3,749,038	0.2
1,017,000	Williams Cos, Inc./The, 5.400%, 03/04/2044	971,213	0.1
		52,672,880	2.0
	Financial: 9.6%
1,147,000 (2)(3)	ABN AMRO Bank NV, 2.470%, 12/13/2029	978,596	0.0
600,000 (2)(3)	ABN AMRO Bank NV, 3.324%, 03/13/2037	481,329	0.0
712,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 3.300%, 01/30/2032	570,682	0.0
1,890,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 3.400%, 10/29/2033	1,494,718	0.1
111,000	Alleghany Corp., 3.250%, 08/15/2051	80,882	0.0
901,000	Alleghany Corp., 3.625%, 05/15/2030	843,987	0.0
2,008,000 (1)	American Campus Communities Operating Partnership L.P., 2.250%, 01/15/2029	1,861,124	0.1
673,000 (1)	American Homes 4 Rent L.P., 2.375%, 07/15/2031	537,377	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial (continued)
492,000	American Homes 4 Rent L.P., 3.625%, 04/15/2032	$431,878	0.0
495,000	American Homes 4 Rent L.P., 4.300%, 04/15/2052	399,781	0.0
578,000	American International Group, Inc., 3.900%, 04/01/2026	567,307	0.0
419,000	American Tower Corp., 3.650%, 03/15/2027	398,277	0.0
842,000 (2)	Antares Holdings L.P., 2.750%, 01/15/2027	673,149	0.0
255,000 (2)	Antares Holdings L.P., 3.750%, 07/15/2027	214,618	0.0
914,000 (2)	ASB Bank Ltd., 1.625%, 10/22/2026	819,888	0.0
1,049,000 (2)(3)	ASB Bank Ltd., 5.284%, 06/17/2032	1,039,006	0.1
1,367,000	Assurant, Inc., 3.700%, 02/22/2030	1,217,038	0.1
273,000 (2)	Athene Global Funding, 2.950%, 11/12/2026	251,116	0.0
789,000 (2)	Aviation Capital Group LLC, 1.950%, 09/20/2026	671,073	0.0
452,000 (2)	Aviation Capital Group LLC, 3.875%, 05/01/2023	448,258	0.0
808,000 (2)	Aviation Capital Group LLC, 4.375%, 01/30/2024	794,061	0.0
863,000 (2)	Aviation Capital Group LLC, 5.500%, 12/15/2024	856,179	0.0
599,000 (2)	Avolon Holdings Funding Ltd., 2.125%, 02/21/2026	518,576	0.0
1,094,000 (1)(2)	Avolon Holdings Funding Ltd., 2.528%, 11/18/2027	892,726	0.0
710,000 (2)	Avolon Holdings Funding Ltd., 2.750%, 02/21/2028	579,693	0.0
391,000 (2)	Avolon Holdings Funding Ltd., 2.875%, 02/15/2025	360,129	0.0

See Accompanying Notes to Financial Statements
96

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2022 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial (continued)
1,565,000 (2)	Avolon Holdings Funding Ltd., 4.250%, 04/15/2026	$1,451,255	0.1
1,000,000	Banco Santander SA, 2.746%, 05/28/2025	948,296	0.0
2,000,000	Banco Santander SA, 3.125%, 02/23/2023	1,992,133	0.1
800,000 (3)	Banco Santander SA, 3.225%, 11/22/2032	633,597	0.0
3,375,000 (3)	Bank of America Corp., 0.981%, 09/25/2025	3,126,023	0.1
1,955,000 (3)	Bank of America Corp., 1.197%, 10/24/2026	1,752,186	0.1
1,971,000 (3)	Bank of America Corp., 1.734%, 07/22/2027	1,755,401	0.1
178,000 (3)	Bank of America Corp., 1.898%, 07/23/2031	142,420	0.0
322,000 (3)	Bank of America Corp., 1.922%, 10/24/2031	257,503	0.0
225,000 (3)	Bank of America Corp., 2.015%, 02/13/2026	211,156	0.0
2,501,000 (3)	Bank of America Corp., 2.087%, 06/14/2029	2,144,089	0.1
806,000 (3)	Bank of America Corp., 2.572%, 10/20/2032	665,635	0.0
782,000 (3)	Bank of America Corp., 2.676%, 06/19/2041	563,794	0.0
1,136,000 (3)	Bank of America Corp., 2.687%, 04/22/2032	954,705	0.0
814,000 (3)	Bank of America Corp., 3.194%, 07/23/2030	730,437	0.0
1,000,000 (3)	Bank of America Corp., 3.593%, 07/21/2028	944,056	0.0
2,649,000 (3)	Bank of America Corp., 3.846%, 03/08/2037	2,292,649	0.1
1,645,000	Bank of America Corp., 3.950%, 04/21/2025	1,624,630	0.1
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial (continued)
435,000 (3)	Bank of America Corp., 3.970%, 03/05/2029	$415,251	0.0
1,355,000 (3)	Bank of America Corp., 4.078%, 04/23/2040	1,193,892	0.1
291,000 (3)	Bank of America Corp., 4.083%, 03/20/2051	251,513	0.0
3,641,000	Bank of America Corp., 4.183%, 11/25/2027	3,541,879	0.1
4,336,000	Bank of America Corp., 4.250%, 10/22/2026	4,278,182	0.2
814,000 (3)	Bank of America Corp., 4.271%, 07/23/2029	783,026	0.0
174,000 (1)(3)	Bank of America Corp., 4.571%, 04/27/2033	169,543	0.0
1,419,000 (1)(3)	Bank of America Corp., 6.125%, 12/31/2199	1,371,996	0.1
1,791,000 (1)(3)	Bank of New York Mellon Corp./The, 4.289%, 06/13/2033	1,754,123	0.1
452,000	Bank of Nova Scotia/ The, 1.950%, 02/02/2027	408,104	0.0
1,545,000 (1)	Bank of Nova Scotia/ The, 2.200%, 02/03/2025	1,480,272	0.1
2,676,000 (3)	Bank of Nova Scotia/ The, 4.588%, 05/04/2037	2,463,424	0.1
1,535,000 (2)	Banque Federative du Credit Mutuel SA, 2.375%, 11/21/2024	1,472,372	0.1
547,000	Berkshire Hathaway Finance Corp., 2.850%, 10/15/2050	394,587	0.0
798,000 (2)	Blackstone Holdings Finance Co. LLC, 1.625%, 08/05/2028	674,997	0.0
1,061,000 (2)	Blackstone Holdings Finance Co. LLC, 2.000%, 01/30/2032	844,220	0.0
1,492,000 (2)	Blackstone Holdings Finance Co. LLC, 2.850%, 08/05/2051	1,019,385	0.1

See Accompanying Notes to Financial Statements
97

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2022 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial (continued)
1,232,000 (2)	Blackstone Holdings Finance Co. LLC, 3.200%, 01/30/2052	$899,294	0.0
433,000 (2)	Blackstone Private Credit Fund, 4.000%, 01/15/2029	355,249	0.0
500,000 (2)(3)	BPCE SA, 2.277%, 01/20/2032	396,036	0.0
1,596,000 (2)	BPCE SA, 2.700%, 10/01/2029	1,391,079	0.1
955,000 (2)	BPCE SA, 5.700%, 10/22/2023	969,623	0.0
910,000 (1)	Canadian Imperial Bank of Commerce, 2.250%, 01/28/2025	873,095	0.0
421,000	Canadian Imperial Bank of Commerce, 3.600%, 04/07/2032	382,616	0.0
1,100,000 (3)	Capital One Financial Corp., 1.878%, 11/02/2027	965,680	0.0
694,000 (3)	Capital One Financial Corp., 3.273%, 03/01/2030	614,777	0.0
452,000	Capital One Financial Corp., 3.650%, 05/11/2027	430,920	0.0
550,000 (3)	Capital One Financial Corp., 4.927%, 05/10/2028	545,158	0.0
478,000 (1)(3)	Capital One Financial Corp., 5.268%, 05/10/2033	469,948	0.0
1,123,000	CBRE Services, Inc., 2.500%, 04/01/2031	914,825	0.0
931,000	CI Financial Corp., 4.100%, 06/15/2051	604,677	0.0
806,000 (3)	Citigroup, Inc., 1.462%, 06/09/2027	713,990	0.0
461,000 (3)	Citigroup, Inc., 2.904%, 11/03/2042	334,567	0.0
4,000,000	Citigroup, Inc., 5.500%, 09/13/2025	4,115,906	0.2
2,000,000 (2)	Citizens Financial Group, Inc., 4.150%, 09/28/2022	2,004,810	0.1
400,000 (2)	CNO Global Funding, 2.650%, 01/06/2029	348,883	0.0
745,000 (2)	Commonwealth Bank of Australia, 3.743%, 09/12/2039	608,021	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial (continued)
550,000 (2)(3)	Cooperatieve Rabobank UA, 3.758%, 04/06/2033	$496,937	0.0
5,500,000	Cooperatieve Rabobank UA, 4.375%, 08/04/2025	5,462,123	0.2
2,325,000 (2)	Corebridge Financial, Inc., 3.850%, 04/05/2029	2,150,737	0.1
3,052,000 (2)	Corebridge Financial, Inc., 3.900%, 04/05/2032	2,741,039	0.1
356,000 (2)	Corebridge Financial, Inc., 4.350%, 04/05/2042	304,283	0.0
310,000 (2)	Corebridge Financial, Inc., 4.400%, 04/05/2052	259,155	0.0
2,036,000 (2)(3)	Credit Agricole SA, 4.750%, 12/31/2199	1,587,401	0.1
1,235,000 (1)(2)(3)	Credit Agricole SA/London, 1.907%, 06/16/2026	1,137,471	0.1
6,000,000 (2)	Credit Suisse AG, 6.500%, 08/08/2023	6,015,000	0.2
880,000	Credit Suisse AG/New York NY, 3.700%, 02/21/2025	860,320	0.0
3,000,000 (2)(3)	Credit Suisse Group AG, 2.997%, 12/14/2023	2,980,534	0.1
750,000	Credit Suisse Group Funding Guernsey Ltd., 3.800%, 09/15/2022	750,684	0.0
589,000	Crown Castle International Corp., 1.050%, 07/15/2026	510,411	0.0
445,000 (1)	Crown Castle International Corp., 2.900%, 03/15/2027	410,751	0.0
760,000	CubeSmart L.P., 2.250%, 12/15/2028	650,062	0.0
1,870,000 (2)(3)	Danske Bank A/S, 1.621%, 09/11/2026	1,675,580	0.1
993,000 (2)	Danske Bank A/S, 4.375%, 06/12/2028	940,400	0.0
813,000 (2)(3)	Depository Trust & Clearing Corp./The, 3.375%, 12/31/2199	643,057	0.0

See Accompanying Notes to Financial Statements
98

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2022 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial (continued)
686,000 (3)	Deutsche Bank AG/New York NY, 2.552%, 01/07/2028	$594,349	0.0
721,000 (2)	Empower Finance 2020 L.P., 1.357%, 09/17/2027	621,109	0.0
1,925,000 (2)	Federation des Caisses Desjardins du Quebec, 2.050%, 02/10/2025	1,819,249	0.1
1,608,000 (3)	Goldman Sachs Group, Inc., 1.542%, 09/10/2027	1,412,650	0.1
2,500,000	Goldman Sachs Group, Inc., 4.250%, 10/21/2025	2,484,743	0.1
1,000,000	Goldman Sachs Group, Inc., 5.150%, 05/22/2045	951,867	0.0
366,000	Goldman Sachs Group, Inc., 6.750%, 10/01/2037	405,933	0.0
2,813,000 (2)	Hartford Financial Services Group, Inc./The, 3.536%, (US0003M + 2.125)%, 02/12/2067	2,227,236	0.1
340,000	Hartford Financial Services Group, Inc./The, 5.950%, 10/15/2036	371,237	0.0
1,355,000 (3)	HSBC Holdings PLC, 1.589%, 05/24/2027	1,192,293	0.1
1,875,000 (3)	HSBC Holdings PLC, 2.206%, 08/17/2029	1,576,699	0.1
1,331,000 (1)(3)	HSBC Holdings PLC, 2.633%, 11/07/2025	1,270,641	0.1
1,037,000 (3)	HSBC Holdings PLC, 2.999%, 03/10/2026	988,313	0.0
2,000,000 (3)	HSBC Holdings PLC, 4.041%, 03/13/2028	1,900,880	0.1
1,250,000	HSBC Holdings PLC, 4.300%, 03/08/2026	1,239,199	0.1
1,673,000 (1)(3)	HSBC Holdings PLC, 4.700%, 12/31/2199	1,262,293	0.1
1,804,000 (1)(3)	HSBC Holdings PLC, 4.755%, 06/09/2028	1,755,380	0.1
489,000 (3)	Huntington Bancshares, Inc./OH, 5.023%, 05/17/2033	488,018	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial (continued)
744,000 (3)	ING Groep NV, 4.017%, 03/28/2028	$709,208	0.0
672,000	Intercontinental Exchange, Inc., 2.100%, 06/15/2030	564,285	0.0
1,059,000	Intercontinental Exchange, Inc., 2.650%, 09/15/2040	773,329	0.0
1,611,000	Intercontinental Exchange, Inc., 4.600%, 03/15/2033	1,609,361	0.1
1,553,000	Intercontinental Exchange, Inc., 4.950%, 06/15/2052	1,538,562	0.1
928,000	Invitation Homes Operating Partnership L.P., 2.300%, 11/15/2028	781,401	0.0
2,030,000 (3)	JPMorgan Chase & Co., 0.969%, 06/23/2025	1,899,468	0.1
1,184,000 (3)	JPMorgan Chase & Co., 1.040%, 02/04/2027	1,049,074	0.1
1,435,000 (3)	JPMorgan Chase & Co., 1.470%, 09/22/2027	1,259,592	0.1
1,465,000 (3)	JPMorgan Chase & Co., 2.069%, 06/01/2029	1,261,260	0.1
381,000 (3)	JPMorgan Chase & Co., 2.182%, 06/01/2028	339,042	0.0
594,000 (3)	JPMorgan Chase & Co., 2.525%, 11/19/2041	425,872	0.0
1,537,000 (3)	JPMorgan Chase & Co., 2.545%, 11/08/2032	1,278,561	0.1
766,000 (3)	JPMorgan Chase & Co., 2.580%, 04/22/2032	645,179	0.0
1,058,000 (3)	JPMorgan Chase & Co., 2.595%, 02/24/2026	1,006,824	0.0
1,058,000 (3)	JPMorgan Chase & Co., 2.947%, 02/24/2028	981,062	0.0

See Accompanying Notes to Financial Statements
99

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2022 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial (continued)
255,000 (3)	JPMorgan Chase & Co., 3.109%, 04/22/2051	$187,398	0.0
2,326,000 (3)	JPMorgan Chase & Co., 3.157%, 04/22/2042	1,810,524	0.1
1,146,000 (3)	JPMorgan Chase & Co., 3.328%, 04/22/2052	873,896	0.0
3,320,000	JPMorgan Chase & Co., 3.875%, 09/10/2024	3,317,063	0.1
853,000 (3)	JPMorgan Chase & Co., 3.964%, 11/15/2048	724,692	0.0
2,070,000 (3)	JPMorgan Chase & Co., 4.565%, 06/14/2030	2,034,044	0.1
326,000	Kilroy Realty L.P., 2.650%, 11/15/2033	252,724	0.0
435,000	Kite Realty Group L.P., 4.000%, 10/01/2026	416,651	0.0
971,000 (2)	Liberty Mutual Group, Inc., 5.500%, 06/15/2052	921,223	0.0
1,125,000 (3)	Lloyds Banking Group PLC, 2.438%, 02/05/2026	1,065,489	0.1
2,177,000 (3)	Lloyds Banking Group PLC, 2.907%, 11/07/2023	2,169,859	0.1
2,805,000	Main Street Capital Corp., 3.000%, 07/14/2026	2,451,231	0.1
684,000	Main Street Capital Corp., 5.200%, 05/01/2024	682,420	0.0
356,000 (3)	Mitsubishi UFJ Financial Group, Inc., 1.538%, 07/20/2027	315,089	0.0
350,000 (1)	Mitsubishi UFJ Financial Group, Inc., 2.757%, 09/13/2026	327,710	0.0
5,870,000	Mizuho Financial Group Cayman 2 Ltd., 4.200%, 07/18/2022	5,873,980	0.2
315,000 (2)	Mizuho Financial Group, Inc., 3.477%, 04/12/2026	303,146	0.0
1,204,000 (3)	Morgan Stanley, 1.512%, 07/20/2027	1,058,105	0.1
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial (continued)
1,340,000 (3)	Morgan Stanley, 1.593%, 05/04/2027	$1,191,788	0.1
802,000 (3)	Morgan Stanley, 1.794%, 02/13/2032	631,638	0.0
1,074,000 (3)	Morgan Stanley, 2.188%, 04/28/2026	1,006,805	0.0
2,773,000 (3)	Morgan Stanley, 2.239%, 07/21/2032	2,249,376	0.1
444,000 (1)(3)	Morgan Stanley, 2.475%, 01/21/2028	403,972	0.0
914,000 (3)	Morgan Stanley, 2.511%, 10/20/2032	756,285	0.0
1,505,000 (3)	Morgan Stanley, 2.630%, 02/18/2026	1,437,739	0.1
983,000 (3)	Morgan Stanley, 2.802%, 01/25/2052	684,518	0.0
1,155,000 (3)	Morgan Stanley, 3.591%, 07/22/2028	1,094,404	0.1
585,000 (3)	Morgan Stanley, 3.737%, 04/24/2024	583,212	0.0
538,000	Morgan Stanley, 3.875%, 01/27/2026	530,709	0.0
4,000,000	Morgan Stanley, 4.000%, 07/23/2025	4,002,412	0.2
2,549,000 (3)	Morgan Stanley, 5.297%, 04/20/2037	2,471,160	0.1
1,368,000 (2)(3)	Muenchener Rueckversicherungs- Gesellschaft AG in Muenchen, 5.875%, 05/23/2042	1,379,751	0.1
432,000 (2)	National Australia Bank Ltd., 2.332%, 08/21/2030	347,682	0.0
820,000 (2)	Nationwide Building Society, 1.500%, 10/13/2026	731,100	0.0
336,000 (3)	NatWest Group PLC, 3.073%, 05/22/2028	305,712	0.0
3,858,000 (1)	NatWest Group PLC, 3.875%, 09/12/2023	3,847,760	0.2
398,000 (3)	NatWest Group PLC, 4.269%, 03/22/2025	394,251	0.0
1,766,000 (3)	NatWest Group PLC, 4.519%, 06/25/2024	1,762,356	0.1
1,470,000 (2)(3)	Nordea Bank Abp, 3.750%, 12/31/2199	1,086,341	0.1
2,661,000 (1)(2)(3)	Nordea Bank ABP, 6.125%, 12/31/2199	2,565,148	0.1

See Accompanying Notes to Financial Statements
100

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2022 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial (continued)
1,611,000 (2)	Northwestern Mutual Global Funding, 1.700%, 06/01/2028	$1,423,242	0.1
156,000 (2)	Northwestern Mutual Life Insurance Co/The, 3.625%, 09/30/2059	116,465	0.0
1,321,000	Old Republic International Corp., 3.850%, 06/11/2051	999,912	0.0
5,000,000	ORIX Corp., 3.250%, 12/04/2024	4,924,005	0.2
2,920,000 (3)	PartnerRe Finance B LLC, 4.500%, 10/01/2050	2,442,058	0.1
429,000	Piedmont Operating Partnership L.P., 2.750%, 04/01/2032	331,917	0.0
1,130,000	Piedmont Operating Partnership L.P., 4.450%, 03/15/2024	1,134,351	0.1
365,000	Public Storage, 1.950%, 11/09/2028	315,932	0.0
167,000 (1)	Realty Income Corp., 3.950%, 08/15/2027	163,072	0.0
575,000	Realty Income Corp., 4.875%, 06/01/2026	587,147	0.0
653,000	Sabra Health Care L.P., 3.200%, 12/01/2031	518,955	0.0
454,000 (3)	Santander Holdings USA, Inc., 2.490%, 01/06/2028	401,060	0.0
1,391,000 (3)	Santander UK Group Holdings PLC, 2.469%, 01/11/2028	1,230,126	0.1
2,131,000 (2)(3)	Societe Generale SA, 1.792%, 06/09/2027	1,862,520	0.1
628,000 (2)(3)	Societe Generale SA, 2.797%, 01/19/2028	561,298	0.0
1,070,000 (1)(2)(3)	Standard Chartered PLC, 1.456%, 01/14/2027	944,876	0.0
1,110,000 (2)(3)	Standard Chartered PLC, 1.822%, 11/23/2025	1,028,796	0.1
667,000 (2)(3)	Standard Chartered PLC, 2.608%, 01/12/2028	596,241	0.0
1,358,000 (1)(2)(3)	Standard Chartered PLC, 3.971%, 03/30/2026	1,329,245	0.1
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial (continued)
571,000 (3)	State Street Corp., 2.623%, 02/07/2033	$487,595	0.0
1,430,000	Sumitomo Mitsui Financial Group, Inc., 2.448%, 09/27/2024	1,378,345	0.1
1,234,000 (2)	Sumitomo Mitsui Trust Bank Ltd., 1.050%, 09/12/2025	1,120,542	0.1
874,000 (2)	Sumitomo Mitsui Trust Bank Ltd., 2.800%, 03/10/2027	820,293	0.0
852,000	Sun Communities Operating L.P., 4.200%, 04/15/2032	775,702	0.0
1,137,000 (2)(3)	Svenska Handelsbanken AB, 1.418%, 06/11/2027	1,013,993	0.0
674,000 (2)	Swiss Re Treasury US Corp., 4.250%, 12/06/2042	624,916	0.0
633,000 (1)	Toronto-Dominion Bank/The, 2.800%, 03/10/2027	592,783	0.0
694,000	Toronto-Dominion Bank/The, 4.456%, 06/08/2032	686,894	0.0
1,501,000 (1)(3)	Truist Financial Corp., 1.267%, 03/02/2027	1,347,040	0.1
784,000 (3)	Truist Financial Corp., 5.100%, 12/31/2199	713,440	0.0
2,470,000	UBS AG, 5.125%, 05/15/2024	2,469,506	0.1
3,500,000	UBS AG/Stamford CT, 7.625%, 08/17/2022	3,510,431	0.1
791,000 (2)(3)	UBS Group AG, 1.008%, 07/30/2024	766,364	0.0
750,000 (2)(3)	UBS Group AG, 1.364%, 01/30/2027	665,981	0.0
383,000 (2)(3)	UBS Group AG, 2.095%, 02/11/2032	304,483	0.0
812,000 (2)(3)	UBS Group AG, 3.179%, 02/11/2043	613,156	0.0
1,460,000 (2)(3)	UBS Group AG, 4.751%, 05/12/2028	1,446,322	0.1
163,000	Ventas Realty L.P., 5.700%, 09/30/2043	166,226	0.0
1,320,000	Visa, Inc., 4.300%, 12/14/2045	1,306,019	0.1
2,100,000 (3)	Wells Fargo & Co., 2.406%, 10/30/2025	2,001,538	0.1

See Accompanying Notes to Financial Statements
101

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2022 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial (continued)
752,000 (3)	Wells Fargo & Co., 3.068%, 04/30/2041	$583,487	0.0
4,000,000	Wells Fargo & Co., 3.750%, 01/24/2024	4,012,484	0.2
943,000 (3)	Wells Fargo & Co., 4.611%, 04/25/2053	874,236	0.0
666,000	Wells Fargo & Co., 4.750%, 12/07/2046	611,218	0.0
418,000 (3)	Wells Fargo & Co., 5.013%, 04/04/2051	411,100	0.0
472,000	Westpac Banking Corp., 1.953%, 11/20/2028	412,278	0.0
1,750,000	XLIT Ltd., 5.500%, 03/31/2045	1,817,571	0.1
		255,581,971	9.6
	Industrial: 1.2%
777,000	Amcor Flexibles North America, Inc., 4.000%, 05/17/2025	769,266	0.0
598,000	Avnet, Inc., 5.500%, 06/01/2032	587,556	0.0
1,201,000	Berry Global, Inc., 0.950%, 02/15/2024	1,138,308	0.1
1,472,000	Berry Global, Inc., 1.650%, 01/15/2027	1,289,692	0.1
1,213,000	Boeing Co/The, 3.250%, 02/01/2028	1,085,125	0.0
651,000	Boeing Co/The, 3.250%, 02/01/2035	493,442	0.0
497,000 (1)	Boeing Co/The, 3.625%, 02/01/2031	429,494	0.0
199,000	Boeing Co/The, 3.850%, 11/01/2048	141,310	0.0
768,000	Boeing Co/The, 4.875%, 05/01/2025	766,233	0.0
1,429,000	Boeing Co/The, 5.150%, 05/01/2030	1,372,872	0.1
478,000	Boeing Co/The, 5.805%, 05/01/2050	439,896	0.0
1,161,000	Burlington Northern Santa Fe LLC, 3.900%, 08/01/2046	1,033,698	0.0
1,435,000	Burlington Northern Santa Fe LLC, 4.450%, 01/15/2053	1,390,651	0.1
1,574,000	CSX Corp., 4.650%, 03/01/2068	1,431,674	0.1
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Industrial (continued)
526,000	FedEx Corp., 3.900%, 02/01/2035	$469,321	0.0
1,125,000	FedEx Corp., 4.400%, 01/15/2047	987,471	0.0
347,000	Fortune Brands Home & Security, Inc., 4.000%, 03/25/2032	307,294	0.0
284,000	GE Capital International Funding Co. Unlimited Co., 4.418%, 11/15/2035	265,617	0.0
1,067,000 (1)	General Dynamics Corp., 3.500%, 04/01/2027	1,048,084	0.0
1,014,000 (1)	John Deere Capital Corp., 3.350%, 04/18/2029	973,421	0.0
452,000	Norfolk Southern Corp., 4.100%, 05/15/2121	341,047	0.0
1,221,000	Parker-Hannifin Corp., 4.500%, 09/15/2029	1,215,957	0.1
1,295,000 (2)	Penske Truck Leasing Co. Lp / PTL Finance Corp., 1.200%, 11/15/2025	1,157,667	0.1
1,661,000 (2)	Penske Truck Leasing Co. Lp / PTL Finance Corp., 1.700%, 06/15/2026	1,482,698	0.1
118,000	Raytheon Technologies Corp., 3.650%, 08/16/2023	117,937	0.0
1,423,000	Raytheon Technologies Corp., 4.450%, 11/16/2038	1,359,820	0.1
2,066,000	Raytheon Technologies Corp., 4.500%, 06/01/2042	1,973,789	0.1
1,070,000 (2)	Sealed Air Corp., 1.573%, 10/15/2026	931,812	0.0
1,322,000 (2)	SMBC Aviation Capital Finance DAC, 1.900%, 10/15/2026	1,124,400	0.0
1,111,000	Sonoco Products Co., 2.250%, 02/01/2027	1,000,216	0.0
390,000 (2)	TD SYNNEX Corp., 1.750%, 08/09/2026	344,101	0.0

See Accompanying Notes to Financial Statements
102

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2022 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Industrial (continued)
2,105,000	Teledyne Technologies, Inc., 1.600%, 04/01/2026	$1,897,702	0.1
2,250,000 (2)	TTX Co., 3.600%, 01/15/2025	2,223,966	0.1
1,190,000	Union Pacific Corp., 3.500%, 02/14/2053	972,187	0.0
		32,563,724	1.2
	Technology: 1.6%
920,000	Advanced Micro Devices, Inc., 3.924%, 06/01/2032	906,400	0.0
827,000	Advanced Micro Devices, Inc., 4.393%, 06/01/2052	806,345	0.0
838,000	Apple, Inc., 2.650%, 02/08/2051	619,550	0.0
1,905,000	Apple, Inc., 2.800%, 02/08/2061	1,370,386	0.1
860,000	Apple, Inc., 2.850%, 08/05/2061	625,357	0.0
2,489,000	Apple, Inc., 3.750%, 09/12/2047	2,250,429	0.1
2,000,000	Apple, Inc., 3.850%, 05/04/2043	1,844,086	0.1
383,000	Apple, Inc., 4.500%, 02/23/2036	399,876	0.0
1,137,000	Citrix Systems, Inc., 1.250%, 03/01/2026	1,101,467	0.1
265,000 (1)	Citrix Systems, Inc., 3.300%, 03/01/2030	258,734	0.0
1,000,000	Dell International LLC / EMC Corp., 6.020%, 06/15/2026	1,039,797	0.1
775,000	DXC Technology Co., 1.800%, 09/15/2026	697,025	0.0
775,000 (1)	DXC Technology Co., 2.375%, 09/15/2028	667,653	0.0
549,000	Fiserv, Inc., 3.500%, 07/01/2029	501,258	0.0
977,000	HP, Inc., 2.650%, 06/17/2031	785,939	0.0
1,642,000	HP, Inc., 4.000%, 04/15/2029	1,539,833	0.1
1,840,000	HP, Inc., 4.050%, 09/15/2022	1,847,501	0.1
550,000	HP, Inc., 4.750%, 01/15/2028	544,001	0.0
638,000	Intel Corp., 3.100%, 02/15/2060	456,932	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Technology (continued)
813,000	Intel Corp., 3.200%, 08/12/2061	$595,928	0.0
2,880,000	Intel Corp., 3.250%, 11/15/2049	2,244,562	0.1
2,578,000 (1)	International Business Machines Corp., 3.300%, 05/15/2026	2,518,795	0.1
917,000	KLA Corp., 4.950%, 07/15/2052	923,649	0.1
644,000	KLA Corp., 5.250%, 07/15/2062	664,873	0.0
564,000 (2)	Kyndryl Holdings, Inc., 2.050%, 10/15/2026	475,183	0.0
1,563,000 (2)	Kyndryl Holdings, Inc., 2.700%, 10/15/2028	1,246,332	0.1
411,000 (2)	Kyndryl Holdings, Inc., 3.150%, 10/15/2031	304,712	0.0
900,000	Microchip Technology, Inc., 2.670%, 09/01/2023	885,410	0.0
3,600,000	Microsoft Corp., 2.921%, 03/17/2052	2,845,509	0.1
495,000	NXP BV / NXP Funding LLC / NXP USA, Inc., 3.250%, 11/30/2051	343,796	0.0
208,000	NXP BV / NXP Funding LLC / NXP USA, Inc., 3.400%, 05/01/2030	183,687	0.0
2,015,000 (1)	Oracle Corp., 2.300%, 03/25/2028	1,735,600	0.1
295,000	Oracle Corp., 3.600%, 04/01/2050	205,469	0.0
998,000	Oracle Corp., 3.650%, 03/25/2041	745,245	0.0
747,000	Oracle Corp., 3.800%, 11/15/2037	582,281	0.0
170,000	Oracle Corp., 3.850%, 07/15/2036	136,836	0.0
1,260,000	Oracle Corp., 3.950%, 03/25/2051	927,391	0.1
1,677,000	Oracle Corp., 4.000%, 11/15/2047	1,246,718	0.1
525,000 (2)	Renesas Electronics Corp., 2.170%, 11/25/2026	468,814	0.0
1,173,000	Salesforce, Inc., 2.700%, 07/15/2041	908,783	0.0

See Accompanying Notes to Financial Statements
103

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2022 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Technology (continued)
455,000	Take-Two Interactive Software, Inc., 4.000%, 04/14/2032	$427,643	0.0
1,795,000	VMware, Inc., 1.400%, 08/15/2026	1,589,316	0.1
780,000	VMware, Inc., 1.800%, 08/15/2028	648,545	0.0
613,000 (1)	Workday, Inc., 3.500%, 04/01/2027	586,709	0.0
		41,704,355	1.6
	Utilities: 3.1%
1,198,000 (2)	AEP Texas, Inc., 3.850%, 10/01/2025	1,190,616	0.1
1,068,000	AES Corp./The, 1.375%, 01/15/2026	943,163	0.0
1,283,000 (2)	AES Corp./The, 3.950%, 07/15/2030	1,160,929	0.1
537,000 (2)	Alliant Energy Finance LLC, 3.600%, 03/01/2032	486,761	0.0
775,000 (3)	American Electric Power Co., Inc., 3.875%, 02/15/2062	613,381	0.0
733,000 (2)	American Transmission Systems, Inc., 2.650%, 01/15/2032	621,663	0.0
1,377,000 (2)	American Transmission Systems, Inc., 5.000%, 09/01/2044	1,329,679	0.1
771,000 (1)	Appalachian Power Co., 2.700%, 04/01/2031	666,021	0.0
181,000	Appalachian Power Co., 3.700%, 05/01/2050	144,217	0.0
323,000	Avangrid, Inc., 3.200%, 04/15/2025	314,398	0.0
912,000	Baltimore Gas and Electric Co., 2.250%, 06/15/2031	777,307	0.0
740,000 (1)(2)	Berkshire Hathaway Energy Co., 4.600%, 05/01/2053	710,820	0.0
574,000	Black Hills Corp., 2.500%, 06/15/2030	479,992	0.0
851,000	Black Hills Corp., 3.050%, 10/15/2029	763,354	0.0
1,800,000	Black Hills Corp., 4.250%, 11/30/2023	1,806,172	0.1
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Utilities (continued)
397,000	Black Hills Corp., 4.350%, 05/01/2033	$371,015	0.0
750,000	CenterPoint Energy Houston Electric LLC, 3.550%, 08/01/2042	645,540	0.0
1,216,000 (3)	CMS Energy Corp., 3.750%, 12/01/2050	932,587	0.0
600,000 (3)	CMS Energy Corp., 4.750%, 06/01/2050	527,232	0.0
568,000	Commonwealth Edison Co., 3.750%, 08/15/2047	490,307	0.0
449,000	Consolidated Edison Co. of New York, Inc., 4.000%, 11/15/2057	374,963	0.0
400,000	Consolidated Edison Co. of New York, Inc., 5.300%, 03/01/2035	416,378	0.0
2,095,000 (3)	Dominion Energy, Inc., 4.350%, 12/31/2199	1,733,612	0.1
2,155,000 (3)	Dominion Energy, Inc., 4.650%, 12/31/2199	1,925,791	0.1
405,000	Duke Energy Carolinas LLC, 2.550%, 04/15/2031	354,611	0.0
1,186,000	Duke Energy Carolinas LLC, 3.700%, 12/01/2047	1,006,855	0.1
116,000	Duke Energy Carolinas LLC, 3.750%, 06/01/2045	97,372	0.0
1,265,000 (1)	Duke Energy Carolinas LLC, 4.000%, 09/30/2042	1,125,987	0.1
36,000	Duke Energy Carolinas LLC, 4.250%, 12/15/2041	33,250	0.0
734,000 (1)(3)	Duke Energy Corp., 4.875%, 12/31/2199	669,775	0.0
794,000	Duke Energy Florida LLC, 2.400%, 12/15/2031	679,827	0.0
130,000	Duke Energy Florida LLC, 4.200%, 07/15/2048	118,793	0.0
1,425,000	Duke Energy Indiana LLC, 3.250%, 10/01/2049	1,105,058	0.1

See Accompanying Notes to Financial Statements
104

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2022 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Utilities (continued)
479,000	Duke Energy Progress LLC, 3.700%, 10/15/2046	$408,517	0.0
250,000	Duke Energy Progress LLC, 4.100%, 05/15/2042	226,582	0.0
44,000	Duke Energy Progress LLC, 4.100%, 03/15/2043	39,557	0.0
1,029,000	Duke Energy Progress LLC, 4.200%, 08/15/2045	937,376	0.0
707,000 (2)	Duquesne Light Holdings, Inc., 2.532%, 10/01/2030	581,604	0.0
699,000	Entergy Arkansas LLC, 2.650%, 06/15/2051	485,937	0.0
512,000	Entergy Arkansas LLC, 4.200%, 04/01/2049	473,032	0.0
1,626,000	Entergy Corp., 0.900%, 09/15/2025	1,465,375	0.1
1,085,000	Entergy Corp., 2.400%, 06/15/2031	883,583	0.0
608,000	Entergy Corp., 2.800%, 06/15/2030	522,104	0.0
1,749,000	Evergy Kansas Central, Inc., 3.250%, 09/01/2049	1,358,083	0.1
925,000	Eversource Energy, 1.400%, 08/15/2026	827,182	0.0
1,070,000	Eversource Energy, 2.900%, 03/01/2027	1,005,432	0.1
526,000	Eversource Energy, 3.375%, 03/01/2032	473,575	0.0
220,000 (1)	Exelon Corp., 4.050%, 04/15/2030	211,338	0.0
359,000	Florida Power & Light Co., 2.875%, 12/04/2051	267,739	0.0
1,505,000	Georgia Power Co., 2.200%, 09/15/2024	1,454,132	0.1
284,000	Georgia Power Co., 5.125%, 05/15/2052	282,241	0.0
1,310,000	Georgia Power Co., 5.750%, 04/15/2023	1,330,441	0.1
1,619,000	Indiana Michigan Power Co., 3.250%, 05/01/2051	1,229,899	0.1
468,000	Interstate Power and Light Co., 3.100%, 11/30/2051	344,068	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Utilities (continued)
3,640,000 (1)	Interstate Power and Light Co., 3.250%, 12/01/2024	$3,598,194	0.1
421,000 (2)	Jersey Central Power & Light Co., 2.750%, 03/01/2032	358,576	0.0
2,802,000 (2)	Jersey Central Power & Light Co., 4.300%, 01/15/2026	2,770,960	0.1
411,000 (2)	Metropolitan Edison Co., 4.000%, 04/15/2025	404,804	0.0
2,745,000	Mississippi Power Co., 4.250%, 03/15/2042	2,398,828	0.1
266,000	Mississippi Power Co., 4.750%, 10/15/2041	247,338	0.0
830,000 (2)	Monongahela Power Co., 3.550%, 05/15/2027	790,338	0.0
188,000 (2)	Narragansett Electric Co/The, 3.395%, 04/09/2030	176,725	0.0
1,490,000	National Rural Utilities Cooperative Finance Corp., 2.400%, 03/15/2030	1,301,039	0.1
616,000	National Rural Utilities Cooperative Finance Corp., 2.750%, 04/15/2032	537,116	0.0
1,507,000 (3)	National Rural Utilities Cooperative Finance Corp., 4.750%, 04/30/2043	1,400,488	0.1
1,750,000	NextEra Energy Capital Holdings, Inc., 1.875%, 01/15/2027	1,579,710	0.1
863,000	NextEra Energy Capital Holdings, Inc., 1.900%, 06/15/2028	751,241	0.0
489,000 (1)	NextEra Energy Capital Holdings, Inc., 2.440%, 01/15/2032	407,707	0.0
1,215,000 (3)	NextEra Energy Capital Holdings, Inc., 3.800%, 03/15/2082	976,255	0.0
614,000 (1)	NextEra Energy Capital Holdings, Inc., 5.000%, 07/15/2032	629,611	0.0
764,000	NiSource, Inc., 5.950%, 06/15/2041	792,003	0.0

See Accompanying Notes to Financial Statements
105

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2022 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Utilities (continued)
526,000 (1)	NSTAR Electric Co., 1.950%, 08/15/2031	$437,319	0.0
758,000	Oglethorpe Power Corp., 3.750%, 08/01/2050	604,664	0.0
1,409,000	ONE Gas, Inc., 1.100%, 03/11/2024	1,343,102	0.1
436,000	Pacific Gas and Electric Co., 4.250%, 03/15/2046	319,260	0.0
629,000	Pacific Gas and Electric Co., 4.300%, 03/15/2045	458,342	0.0
583,000	Pacific Gas and Electric Co., 4.450%, 04/15/2042	438,765	0.0
465,000	PECO Energy Co., 4.150%, 10/01/2044	424,120	0.0
313,000	Piedmont Natural Gas Co., Inc., 3.350%, 06/01/2050	233,919	0.0
1,714,000	Public Service Enterprise Group, Inc., 2.450%, 11/15/2031	1,431,995	0.1
1,556,000 (3)	Sempra Energy, 4.125%, 04/01/2052	1,250,970	0.1
1,315,000 (3)	Sempra Energy, 4.875%, 12/31/2199	1,213,062	0.1
2,359,000	South Jersey Industries, Inc., 5.020%, 04/15/2031	2,103,377	0.1
1,574,000	Southern Co. Gas Capital Corp., 4.400%, 05/30/2047	1,376,567	0.1
2,295,000 (3)	Southern Co/The, 3.750%, 09/15/2051	1,955,730	0.1
1,280,000 (1)(3)	Southern Co/The, 4.000%, 01/15/2051	1,150,694	0.1
780,000	Southern Co/The, 5.113%, 08/01/2027	787,210	0.0
233,000	Southwest Gas Corp., 4.050%, 03/15/2032	211,694	0.0
1,499,000	Southwestern Electric Power Co., 1.650%, 03/15/2026	1,366,616	0.1
580,000	Tampa Electric Co., 4.350%, 05/15/2044	532,216	0.0
998,000	Union Electric Co., 3.900%, 09/15/2042	885,184	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Utilities (continued)
850,000 (2)	Vistra Operations Co. LLC, 5.125%, 05/13/2025	$842,129	0.0
711,000	Washington Gas Light Co., 3.650%, 09/15/2049	590,172	0.0
1,683,000	WEC Energy Group, Inc., 1.375%, 10/15/2027	1,459,939	0.1
396,000	WEC Energy Group, Inc., 2.200%, 12/15/2028	346,781	0.0
861,000	Wisconsin Electric Power Co., 1.700%, 06/15/2028	750,867	0.0
		81,060,850	3.1
	Total Corporate Bonds/Notes (Cost $725,697,822)	647,288,565	24.4

COLLATERALIZED MORTGAGE OBLIGATIONS: 14.8%
1,068,755	Alternative Loan Trust 2005-65CB 2A4, 5.500%, 12/25/2035	847,780	0.0
1,309,056	Alternative Loan Trust 2005-6CB 1A3, 5.250%, 04/25/2035	1,174,633	0.1
246,691 (4)	Alternative Loan Trust 2005-J3 2A2, 3.376%, (-1.000*US0001M + 5.000)%, 05/25/2035	15,892	0.0
1,129,635	Alternative Loan Trust 2006-13T1 A9, 6.000%, 05/25/2036	623,550	0.0
1,584,915	Alternative Loan Trust 2007-23CB A3, 2.124%, (US0001M + 0.500)%, 09/25/2037	745,499	0.0
87,191	Banc of America Funding 2007 8 Trust 4A1, 6.000%, 08/25/2037	76,870	0.0
500,286 (3)	Bear Stearns ALT-A Trust 2005-10 22A1, 2.999%, 01/25/2036	479,533	0.0
240,730 (3)	Bear Stearns ALT-A Trust 2005-4 23A1, 2.752%, 05/25/2035	231,655	0.0

See Accompanying Notes to Financial Statements
106

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2022 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
778,985 (3)	Bear Stearns ALT-A Trust 2006-6 31A1, 3.128%, 11/25/2036	$510,572	0.0
907,146 (3)	Bear Stearns ALT-A Trust 2006-6 32A1, 2.954%, 11/25/2036	512,369	0.0
3,619 (3)	Bear Stearns ARM Trust 2005-12 13A1, 3.383%, 02/25/2036	3,226	0.0
1,801,345	Bear Stearns Mortgage Funding Trust 2006-AR5 2A1, 1.814%, (US0001M + 0.190)%, 01/25/2037	1,605,492	0.1
93,015 (3)	Bear Stearns Structured Products, Inc. Trust 2007-R6 1A1, 3.490%, 01/26/2036	77,081	0.0
3,300,000 (2)	Bellemeade RE 2021-3 A M1C Ltd., 2.476%, (SOFR30A + 1.550)%, 09/25/2031	2,980,444	0.1
145,105 (3)	Chase Mortgage Finance Trust Series 2005-A1 1A1, 2.894%, 12/25/2035	134,829	0.0
1,388,837 (3)	CHL Mortgage Pass-Through Trust 2004-22 A3, 2.711%, 11/25/2034	1,339,099	0.1
13,473 (3)	CHL Mortgage Pass-Through Trust 2004-HYB9 1A1, 2.520%, 02/20/2035	13,487	0.0
13,020	CHL Mortgage Pass-Through Trust 2005-2 2A3, 2.304%, (US0001M + 0.680)%, 03/25/2035	11,510	0.0
1,438,098 (2)(3)	CIM Trust 2020-J1 B3, 3.450%, 07/25/2050	1,252,693	0.1
511,158	Citicorp Mortgage Securities Trust Series 2007-1 1A1, 6.000%, 01/25/2037	461,796	0.0
747,458 (3)	Citigroup Mortgage Loan Trust 2007-10 22AA, 3.396%, 09/25/2037	680,784	0.0
732,186 (2)(3)	Citigroup Mortgage Loan Trust 2015-A B2, 4.500%, 06/25/2058	713,557	0.0
Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
22,963 (3)	Citigroup Mortgage Loan Trust, Inc. 2005-3 2A2A, 2.829%, 08/25/2035	$22,673	0.0
1,148,871	Citigroup Mortgage Loan Trust, Inc. 2005-8 3A1, 5.500%, 09/25/2035	1,130,993	0.1
190,957	CitiMortgage Alternative Loan Trust Series 2007-A2 1A5, 6.000%, 02/25/2037	173,084	0.0
711,350 (2)	Connecticut Avenue Securities Trust 2020-R02 2M2, 3.624%, (US0001M + 2.000)%, 01/25/2040	701,145	0.0
1,500,000 (2)	Connecticut Avenue Securities Trust 2021-R01 1B1, 4.026%, (SOFR30A + 3.100)%, 10/25/2041	1,291,422	0.1
1,500,000 (2)	Connecticut Avenue Securities Trust 2021-R03 1B1, 3.676%, (SOFR30A + 2.750)%, 12/25/2041	1,265,884	0.1
8,600,000 (2)	Connecticut Avenue Securities Trust 2022-R01 1B1, 4.076%, (SOFR30A + 3.150)%, 12/25/2041	7,377,650	0.3
733,556	Countrywide Alternative Loan Trust 2005-53T2 2A6, 2.124%, (US0001M + 0.500)%, 11/25/2035	381,619	0.0
112,215 (3)	DSLA Mortgage Loan Trust 2004-AR3 2A1, 2.700%, 07/19/2044	104,653	0.0
1,500,000 (2)	Eagle RE 2021-2 M1C Ltd., 4.376%, (SOFR30A + 3.450)%, 04/25/2034	1,414,912	0.1
800,000 (2)	Fannie Mae Connecticut Avenue Securities Trust 2020-SBT1 1M2, 5.274%, (US0001M + 3.650)%, 02/25/2040	767,867	0.0
1,000,000	Fannie Mae 2011-128 KB, 4.500%, 12/25/2041	1,023,490	0.0

See Accompanying Notes to Financial Statements
107

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2022 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
13,493,678	Fannie Mae 2011-99 CZ, 4.500%, 10/25/2041	$13,938,708	0.5
808,341	Fannie Mae 2012-110 CA, 3.000%, 10/25/2042	773,302	0.0
16,388,562 (4)	Fannie Mae 2016-82 SD, 4.426%, (-1.000*US0001M + 6.050)%, 11/25/2046	1,990,215	0.1
699,888	Fannie Mae 2016-88 EA, 3.500%, 01/25/2045	702,384	0.0
1,231,997	Fannie Mae Connecticut Avenue Securities, 7.324%, (US0001M + 5.700)%, 04/25/2028	1,287,824	0.1
4,218,749	Fannie Mae Connecticut Avenue Securities 16-C06 1M2, 5.874%, (US0001M + 4.250)%, 04/25/2029	4,365,648	0.2
998,972	Fannie Mae Connecticut Avenue Securities 2015-C02 1M2, 5.624%, (US0001M + 4.000)%, 05/25/2025	1,005,031	0.0
3,226,434	Fannie Mae Connecticut Avenue Securities 2015-C04 2M2, 7.174%, (US0001M + 5.550)%, 04/25/2028	3,334,822	0.1
183,913	Fannie Mae Connecticut Avenue Securities 2016-C07 2M2, 5.974%, (US0001M + 4.350)%, 05/25/2029	190,323	0.0
2,549,827	Fannie Mae Connecticut Avenue Securities 2017-C01 1M2, 5.174%, (US0001M + 3.550)%, 07/25/2029	2,606,289	0.1
Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
4,309,759	Fannie Mae Connecticut Avenue Securities 2017-C04 2M2, 4.474%, (US0001M + 2.850)%, 11/25/2029	$4,324,938	0.2
4,889,313	Fannie Mae Connecticut Avenue Securities 2017-C07 2M2, 4.124%, (US0001M + 2.500)%, 05/25/2030	4,882,062	0.2
2,621,243	Fannie Mae Connecticut Avenue Securities 2017-CO6 2M2, 4.424%, (US0001M + 2.800)%, 02/25/2030	2,630,429	0.1
1,909,473	Fannie Mae Connecticut Avenue Securities 2018-C03 1M2, 3.774%, (US0001M + 2.150)%, 10/25/2030	1,919,402	0.1
4,219,873	Fannie Mae Connecticut Avenue Securities 2018-C06 1M2, 3.624%, (US0001M + 2.000)%, 03/25/2031	4,176,948	0.2
2,374,769	Fannie Mae Connecticut Avenue Securities 2018-C06 2M2, 3.724%, (US0001M + 2.100)%, 03/25/2031	2,329,344	0.1
265,544 (2)	Fannie Mae Connecticut Avenue Securities Trust 2019-R01 2M2, 4.074%, (US0001M + 2.450)%, 07/25/2031	264,010	0.0
630,320 (2)	Fannie Mae Connecticut Avenue Securities Trust 2020-R01 1M2, 3.674%, (US0001M + 2.050)%, 01/25/2040	617,410	0.0

See Accompanying Notes to Financial Statements
108

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2022 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
243,951 (4)	Fannie Mae Interest Strip Series 418 10, 4.000%, 08/25/2043	$39,593	0.0
233,955 (4)	Fannie Mae Interest Strip Series 418 15, 3.500%, 08/25/2043	33,558	0.0
2,191	Fannie Mae REMIC Trust 1994-77 FB, 3.124%, (US0001M + 1.500)%, 04/25/2024	2,207	0.0
171,967	Fannie Mae REMIC Trust 1999-33 Z, 6.000%, 07/25/2029	178,362	0.0
13,286	Fannie Mae REMIC Trust 2002-21 FC, 2.524%, (US0001M + 0.900)%, 04/25/2032	13,425	0.0
555,708 (4)	Fannie Mae REMIC Trust 2003-74 IO, 6.000%, 08/25/2033	119,672	0.0
26,054	Fannie Mae REMIC Trust 2004-11 A, 1.744%, (US0001M + 0.120)%, 03/25/2034	25,959	0.0
258,736	Fannie Mae REMIC Trust 2005-120 ZU, 5.500%, 01/25/2036	274,073	0.0
137,317	Fannie Mae REMIC Trust 2005-74 DK, 17.506%, (-4.000*US0001M + 24.000)%, 07/25/2035	171,178	0.0
2,685,688 (4)	Fannie Mae REMIC Trust 2005-92 SC, 5.056%, (-1.000*US0001M + 6.680)%, 10/25/2035	375,848	0.0
135,500	Fannie Mae REMIC Trust 2006-103 EZ, 6.250%, 10/25/2036	145,847	0.0
532,457	Fannie Mae REMIC Trust 2006-104 ES, 25.332%, (-5.000*US0001M + 33.450)%, 11/25/2036	823,562	0.0
3,059,437 (4)	Fannie Mae REMIC Trust 2006-12 SD, 5.126%, (-1.000*US0001M + 6.750)%, 10/25/2035	315,947	0.0
Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
1,534,909 (4)	Fannie Mae REMIC Trust 2006-123 UI, 5.116%, (-1.000*US0001M + 6.740)%, 01/25/2037	$253,774	0.0
273,926 (4)	Fannie Mae REMIC Trust 2006-72 HS, 5.076%, (-1.000*US0001M + 6.700)%, 08/25/2026	15,654	0.0
376,743	Fannie Mae REMIC Trust 2007-73 A1, 1.001%, (US0001M + 0.060)%, 07/25/2037	368,247	0.0
261,908	Fannie Mae REMIC Trust 2008-20 SP, 11.441%, (-2.500*US0001M + 15.500)%, 03/25/2038	308,783	0.0
1,303,757	Fannie Mae REMIC Trust 2009-19 PW, 4.500%, 10/25/2036	1,335,297	0.1
4,420,505 (4)	Fannie Mae REMIC Trust 2010-102 SB, 4.976%, (-1.000*US0001M + 6.600)%, 09/25/2040	669,915	0.0
1,406,087 (4)	Fannie Mae REMIC Trust 2010-116 SE, 4.976%, (-1.000*US0001M + 6.600)%, 10/25/2040	201,673	0.0
3,999,520 (4)	Fannie Mae REMIC Trust 2010-123 SL, 4.446%, (-1.000*US0001M + 6.070)%, 11/25/2040	412,929	0.0
2,131,283 (4)	Fannie Mae REMIC Trust 2010-55 AS, 4.796%, (-1.000*US0001M + 6.420)%, 06/25/2040	276,997	0.0
3,963,276	Fannie Mae REMIC Trust 2010-59 PC, 5.000%, 06/25/2040	4,115,229	0.2
521,601	Fannie Mae REMIC Trust 2010-60 HJ, 5.500%, 05/25/2040	542,386	0.0

See Accompanying Notes to Financial Statements
109

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2022 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
1,783,969 (4)	Fannie Mae REMIC Trust 2011-3 AI, 5.000%, 01/25/2041	$185,894	0.0
331,370 (4)	Fannie Mae REMIC Trust 2012-10 US, 4.826%, (-1.000*US0001M + 6.450)%, 02/25/2042	45,133	0.0
128,545	Fannie Mae REMIC Trust 2012-103 DA, 3.500%, 10/25/2041	129,026	0.0
4,803,560 (4)	Fannie Mae REMIC Trust 2012-113 SG, 4.476%, (-1.000*US0001M + 6.100)%, 10/25/2042	678,304	0.0
3,385,384 (4)	Fannie Mae REMIC Trust 2012-122 SB, 4.526%, (-1.000*US0001M + 6.150)%, 11/25/2042	566,332	0.0
1,647,018 (4)	Fannie Mae REMIC Trust 2012-128 DI, 3.000%, 10/25/2032	116,259	0.0
765,285	Fannie Mae REMIC Trust 2012-131 BS, 4.126%, (-1.200*US0001M + 5.400)%, 12/25/2042	665,245	0.0
5,349,140 (4)	Fannie Mae REMIC Trust 2012-137 SN, 4.476%, (-1.000*US0001M + 6.100)%, 12/25/2042	686,431	0.0
507,935 (4)	Fannie Mae REMIC Trust 2012-15 SP, 4.996%, (-1.000*US0001M + 6.620)%, 06/25/2040	8,590	0.0
912,622 (4)	Fannie Mae REMIC Trust 2012-58 PI, 5.000%, 04/25/2042	143,656	0.0
5,007,412 (4)	Fannie Mae REMIC Trust 2013-60 DS, 4.576%, (-1.000*US0001M + 6.200)%, 06/25/2033	547,447	0.0
5,374,768 (4)	Fannie Mae REMIC Trust 2013-9 DS, 4.526%, (-1.000*US0001M + 6.150)%, 02/25/2043	838,097	0.0
Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
12,472,455 (4)	Fannie Mae REMIC Trust 2013-9 SA, 4.526%, (-1.000*US0001M + 6.150)%, 03/25/2042	$1,103,993	0.0
12,839,804 (4)	Fannie Mae REMIC Trust 2015-9 IO, 5.500%, 03/25/2045	2,707,318	0.1
2,344,906 (4)	Fannie Mae REMICS 2005-66 SY, 5.076%, (-1.000*US0001M + 6.700)%, 07/25/2035	327,009	0.0
3,831,684 (4)	Fannie Mae REMICS 2006-120 QD, 3.076%, (-1.000*US0001M + 4.700)%, 10/25/2036	197,510	0.0
1,688,697 (4)	Fannie Mae REMICS 2006-59 XS, 5.576%, (-1.000*US0001M + 7.200)%, 07/25/2036	242,103	0.0
1,826,380 (4)	Fannie Mae REMICS 2007-53 SX, 4.476%, (-1.000*US0001M + 6.100)%, 06/25/2037	272,176	0.0
2,794,761 (4)	Fannie Mae REMICS 2010-112 PI, 6.000%, 10/25/2040	625,888	0.0
10,644,524 (4)	Fannie Mae REMICS 2010-139 SA, 4.406%, (-1.000*US0001M + 6.030)%, 12/25/2040	1,304,979	0.1
585,212	Fannie Mae REMICS 2011-10 ZC, 5.000%, 02/25/2041	614,366	0.0
55,924	Fannie Mae REMICS 2011-127 UY, 3.500%, 12/25/2041	53,488	0.0
1,638,915 (4)	Fannie Mae REMICS 2011-149 ES, 4.376%, (-1.000*US0001M + 6.000)%, 07/25/2041	102,827	0.0
1,317,329	Fannie Mae REMICS 2011-84 Z, 5.250%, 09/25/2041	1,390,070	0.1
8,664,241 (4)	Fannie Mae REMICS 2012-19 S, 4.326%, (-1.000*US0001M + 5.950)%, 03/25/2042	1,126,028	0.1
17,652,422 (4)	Fannie Mae REMICS 2016-2 IO, 5.500%, 02/25/2046	3,052,471	0.1

See Accompanying Notes to Financial Statements
110

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2022 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
6,656,551 (4)	Fannie Mae REMICS 2016-62 SC, 4.376%, (-1.000*US0001M + 6.000)%, 09/25/2046	$1,052,742	0.0
26,775,621 (4)	Fannie Mae REMICS 2016-88 CS, 4.426%, (-1.000*US0001M + 6.050)%, 12/25/2046	3,145,778	0.1
7,447,407 (4)	Fannie Mae REMICS 2016-93 SL, 5.026%, (-1.000*US0001M + 6.650)%, 12/25/2046	865,234	0.0
1,144,714	Fannie Mae REMICS 2016-97 PA, 3.000%, 12/25/2044	1,118,206	0.1
8,474,586 (4)	Fannie Mae REMICS 2017-23 IO, 6.000%, 04/25/2047	1,855,974	0.1
1,252,340	Fannie Mae REMICS 2017-54 D, 3.000%, 07/25/2047	1,194,346	0.1
4,192,275	Fannie Mae REMICS 2018-11 BX, 4.000%, 12/25/2047	4,241,374	0.2
233,351	Fannie Mae REMICS 2018-27 EA, 3.000%, 05/25/2048	222,349	0.0
3,964,302 (4)	Fannie Mae REMICS 2018-43 SE, 4.626%, (-1.000*US0001M + 6.250)%, 09/25/2038	467,560	0.0
587,421	Fannie Mae REMICS 2018-64 ET, 3.000%, 09/25/2048	560,479	0.0
19,294,394 (4)	Fannie Mae REMICS 2019-17 SB, 4.476%, (-1.000*US0001M + 6.100)%, 09/25/2038	2,049,387	0.1
7,211,155 (4)	Fannie Mae REMICS 2019-18 SA, 4.426%, (-1.000*US0001M + 6.050)%, 05/25/2049	965,907	0.0
5,947,386 (4)	Fannie Mae REMICS 2019-25 PS, 4.426%, (-1.000*US0001M + 6.050)%, 06/25/2049	839,098	0.0
16,691,877 (4)	Fannie Mae REMICS 2019-33 PS, 4.426%, (-1.000*US0001M + 6.050)%, 07/25/2049	2,351,418	0.1
Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
11,224,236 (4)	Fannie Mae REMICS 2020-94 SC, 4.326%, (-1.000*US0001M + 5.950)%, 07/25/2050	$1,474,682	0.1
19,982,549 (4)	Fannie Mae REMICS 2021-8 TI, 4.000%, 03/25/2051	3,875,206	0.2
7,073,221	Fannie Mae REMICS 2022-5 CZ, 2.500%, 02/25/2052	5,203,395	0.2
131,878 (3)	First Horizon Alternative Mortgage Securities Trust 2005-AA1 1A1, 2.801%, 03/25/2035	89,232	0.0
73,678 (3)	First Horizon Asset Securities, Inc. 2005-AR6 4A1, 2.683%, 02/25/2036	66,058	0.0
19,542 (3)	First Horizon Mortgage Pass-Through Trust 2005-AR3 2A1, 3.214%, 08/25/2035	13,303	0.0
1,350,077 (2)(3)	Flagstar Mortgage Trust 2018-1 B1, 3.961%, 03/25/2048	1,252,803	0.1
1,890,108 (2)(3)	Flagstar Mortgage Trust 2018-1 B3, 3.961%, 03/25/2048	1,734,054	0.1
1,640,193 (2)(3)	Flagstar Mortgage Trust 2018-2 B2, 4.006%, 04/25/2048	1,517,536	0.1
3,127,187 (4)	Freddie Mac 2815 GS, 4.676%, (-1.000*US0001M + 6.000)%, 03/15/2034	359,982	0.0
116,449	Freddie Mac REMIC Trust 2110 PG, 6.000%, 01/15/2029	122,651	0.0
118,236	Freddie Mac REMIC Trust 2114 ZM, 6.000%, 01/15/2029	124,010	0.0
57,447	Freddie Mac REMIC Trust 2411 FJ, 1.674%, (US0001M + 0.350)%, 12/15/2029	57,248	0.0
73,219	Freddie Mac REMIC Trust 2460 ZM, 6.000%, 06/15/2032	77,223	0.0

See Accompanying Notes to Financial Statements
111

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2022 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
16,638	Freddie Mac REMIC Trust 2528 KM, 5.500%, 11/15/2022	$16,676	0.0
175,736	Freddie Mac REMIC Trust 2541 NE, 5.500%, 12/15/2032	186,715	0.0
69,739	Freddie Mac REMIC Trust 2576 KZ, 5.500%, 02/15/2033	74,315	0.0
158,569 (4)	Freddie Mac REMIC Trust 2594 IY, 6.000%, 04/15/2033	31,572	0.0
204,389	Freddie Mac REMIC Trust 2861 Z, 5.500%, 09/15/2034	215,876	0.0
652,524	Freddie Mac REMIC Trust 2867 MZ, 5.000%, 10/15/2034	680,735	0.0
447,658	Freddie Mac REMIC Trust 2930 ZL, 5.000%, 02/15/2035	467,041	0.0
551,252	Freddie Mac REMIC Trust 2931 ZY, 5.000%, 02/15/2035	577,283	0.0
3,593,592 (4)	Freddie Mac REMIC Trust 3045 DI, 5.406%, (-1.000*US0001M + 6.730)%, 10/15/2035	454,040	0.0
426,273 (4)	Freddie Mac REMIC Trust 3064 SP, 5.276%, (-1.000*US0001M + 6.600)%, 03/15/2035	5,392	0.0
241,810	Freddie Mac REMIC Trust 3065 DC, 15.888%, (-3.000*US0001M + 19.860)%, 03/15/2035	272,052	0.0
363,103 (4)	Freddie Mac REMIC Trust 3102 IS, 19.712%, (-3.667*US0001M + 24.567)%, 01/15/2036	128,202	0.0
1,830,022	Freddie Mac REMIC Trust 3117 ZA, 5.500%, 02/15/2036	1,924,047	0.1
1,107,051 (4)	Freddie Mac REMIC Trust 3170 SA, 5.276%, (-1.000*US0001M + 6.600)%, 09/15/2033	138,632	0.0
Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
541,098 (4)	Freddie Mac REMIC Trust 3171 PS, 5.161%, (-1.000*US0001M + 6.485)%, 06/15/2036	$55,118	0.0
839,434	Freddie Mac REMIC Trust 3351 ZC, 5.500%, 07/15/2037	879,041	0.0
218,038 (3)(4)	Freddie Mac REMIC Trust 3524 LA, 4.958%, 03/15/2033	215,533	0.0
44,452	Freddie Mac REMIC Trust 3556 NT, 4.424%, (US0001M + 3.100)%, 03/15/2038	45,039	0.0
3,949,485 (4)	Freddie Mac REMIC Trust 3589 SB, 4.876%, (-1.000*US0001M + 6.200)%, 10/15/2039	493,643	0.0
521,461 (4)	Freddie Mac REMIC Trust 3632 IP, 5.000%, 02/15/2040	68,702	0.0
4,066,511	Freddie Mac REMIC Trust 3639 ZN, 5.500%, 12/15/2034	4,334,993	0.2
1,373,448	Freddie Mac REMIC Trust 3662 ZB, 5.500%, 08/15/2036	1,467,611	0.1
693,013	Freddie Mac REMIC Trust 3724 CM, 5.500%, 06/15/2037	726,595	0.0
731,101	Freddie Mac REMIC Trust 3829 VZ, 4.000%, 03/15/2041	725,236	0.0
2,911,551 (4)	Freddie Mac REMIC Trust 3856 KS, 5.226%, (-1.000*US0001M + 6.550)%, 05/15/2041	373,465	0.0
1,059,609	Freddie Mac REMIC Trust 3898 KD, 4.500%, 07/15/2041	1,095,199	0.0
529,754 (4)	Freddie Mac REMIC Trust 3925 SD, 4.726%, (-1.000*US0001M + 6.050)%, 07/15/2040	24,620	0.0

See Accompanying Notes to Financial Statements
112

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2022 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
1,956,297 (4)	Freddie Mac REMIC Trust 3925 SL, 4.726%, (-1.000*US0001M + 6.050)%, 01/15/2041	$79,159	0.0
7,603,798 (4)	Freddie Mac REMIC Trust 3951 SN, 5.226%, (-1.000*US0001M + 6.550)%, 11/15/2041	1,134,338	0.1
456,995	Freddie Mac REMIC Trust 4000 PA, 4.500%, 01/15/2042	469,624	0.0
1,097,191	Freddie Mac REMIC Trust 4020 BY, 6.500%, 03/15/2042	1,228,853	0.1
101,322 (4)	Freddie Mac REMIC Trust 4027 QI, 4.500%, 12/15/2040	835	0.0
1,200,890 (4)	Freddie Mac REMIC Trust 4094 YS, 5.376%, (-1.000*US0001M + 6.700)%, 04/15/2040	31,769	0.0
4,038,292 (4)	Freddie Mac REMIC Trust 4102 MS, 5.276%, (-1.000*US0001M + 6.600)%, 09/15/2042	718,475	0.0
501,522 (4)	Freddie Mac REMIC Trust 4194 GI, 4.000%, 04/15/2043	74,882	0.0
3,656,550	Freddie Mac REMIC Trust 4203 BN, 3.000%, 04/15/2033	3,566,225	0.1
23,092,391	Freddie Mac REMIC Trust 4246 ZX, 4.500%, 04/15/2041	23,860,528	0.9
5,080,821 (4)	Freddie Mac REMIC Trust 4313 SD, 4.826%, (-1.000*US0001M + 6.150)%, 03/15/2044	597,174	0.0
7,787,034 (4)	Freddie Mac REMIC Trust 4313 SE, 4.826%, (-1.000*US0001M + 6.150)%, 03/15/2044	968,913	0.0
360,111 (4)	Freddie Mac REMIC Trust 4323 IP, 4.500%, 08/15/2042	11,886	0.0
Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
800,957 (4)	Freddie Mac REMIC Trust 4332 PI, 5.000%, 12/15/2043	$139,189	0.0
8,129,033	Freddie Mac REMIC Trust 4335 ZX, 4.250%, 05/15/2044	8,220,919	0.3
2,370,700 (4)	Freddie Mac REMIC Trust 4346 ST, 4.876%, (-1.000*US0001M + 6.200)%, 07/15/2039	137,975	0.0
12,560,996	Freddie Mac REMIC Trust 435 XZ, 4.250%, 05/15/2044	12,579,182	0.5
2,273,941 (4)	Freddie Mac REMIC Trust 4386 LS, 4.776%, (-1.000*US0001M + 6.100)%, 09/15/2044	285,512	0.0
5,518,306 (4)	Freddie Mac REMICS 3284 CI, 4.796%, (-1.000*US0001M + 6.120)%, 03/15/2037	711,885	0.0
2,332,083 (4)	Freddie Mac REMICS 3311 IC, 5.086%, (-1.000*US0001M + 6.410)%, 05/15/2037	325,059	0.0
5,238,437 (4)	Freddie Mac REMICS 3510 IC, 4.756%, (-1.000*US0001M + 6.080)%, 08/15/2037	682,477	0.0
2,413,722 (4)	Freddie Mac REMICS 3575 ST, 5.276%, (-1.000*US0001M + 6.600)%, 04/15/2039	344,250	0.0
7,879,141 (4)	Freddie Mac REMICS 3702 SB, 3.176%, (-1.000*US0001M + 4.500)%, 08/15/2040	514,292	0.0
9,377,077 (4)	Freddie Mac REMICS 4139 CS, 4.826%, (-1.000*US0001M + 6.150)%, 12/15/2042	1,404,932	0.1
2,535,872 (4)	Freddie Mac REMICS 4465 MI, 5.000%, 03/15/2041	601,035	0.0
7,605,871 (4)	Freddie Mac REMICS 4675 KS, 4.676%, (-1.000*US0001M + 6.000)%, 04/15/2047	1,198,743	0.1

See Accompanying Notes to Financial Statements
113

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2022 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
1,712,235	Freddie Mac REMICS 4753 VZ, 3.000%, 12/15/2047	$1,502,052	0.1
1,598,086	Freddie Mac REMICS 4755 Z, 3.000%, 02/15/2048	1,481,992	0.1
15,553,577	Freddie Mac REMICS 4771 HZ, 3.500%, 03/15/2048	14,846,250	0.6
881,881	Freddie Mac REMICS 4787 PY, 4.000%, 05/15/2048	871,324	0.0
18,824,787 (4)	Freddie Mac REMICS 4901 BS, 4.476%, (-1.000*US0001M + 6.100)%, 07/25/2049	2,208,155	0.1
37,195,765 (4)	Freddie Mac REMICS 5072 IU, 2.500%, 02/25/2051	6,013,875	0.2
32,173,543 (4)	Freddie Mac REMICS 5077 LI, 3.000%, 02/25/2051	5,074,887	0.2
19,926,467 (4)	Freddie Mac REMICS 5118 LI, 3.000%, 06/25/2041	2,586,623	0.1
9,267,086	Freddie Mac Series 4348 ZX, 4.250%, 06/15/2044	9,270,763	0.4
2,000,000 (2)	Freddie Mac STACR REMIC Trust 2021-DNA6 B1, 4.326%, (SOFR30A + 3.400)%, 10/25/2041	1,719,960	0.1
2,550,000 (2)	Freddie Mac STACR REMIC Trust 2021-HQA3 M2, 3.026%, (SOFR30A + 2.100)%, 09/25/2041	2,236,872	0.1
5,000,000 (2)	Freddie Mac STACR REMIC Trust 2021-HQA4 B1, 4.676%, (SOFR30A + 3.750)%, 12/25/2041	4,155,939	0.2
1,700,000 (2)	Freddie Mac STACR REMIC Trust 2021-HQA4 M2, 3.276%, (SOFR30A + 2.350)%, 12/25/2041	1,472,802	0.1
4,000,000 (2)	Freddie Mac STACR REMIC Trust 2022-DNA1 B1, 4.326%, (SOFR30A + 3.400)%, 01/25/2042	3,389,401	0.1
Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
2,500,000 (2)	Freddie Mac STACR REMIC Trust 2022-DNA1 M2, 3.426%, (SOFR30A + 2.500)%, 01/25/2042	$2,147,170	0.1
356,906 (3)(4)	Freddie Mac Strips 347 118, 4.500%, 02/15/2044	71,642	0.0
9,281,507 (3)(4)	Freddie Mac Strips 347 C29, 3.000%, 01/15/2044	1,349,246	0.1
8,135,634 (3)(4)	Freddie Mac Strips 347 C30, 3.500%, 02/15/2044	1,361,299	0.1
3,080,737 (3)(4)	Freddie Mac Strips 347 C31, 4.000%, 02/15/2044	577,063	0.0
8,711,609 (4)	Freddie Mac Strips 351 C1, 2.500%, 02/15/2031	537,043	0.0
5,983,814 (4)	Freddie Mac Strips 351 C11, 3.500%, 02/15/2031	536,567	0.0
7,877,071 (4)	Freddie Mac Strips 351 C12, 4.000%, 02/15/2031	792,504	0.0
5,517,824 (4)	Freddie Mac Strips 351 C13, 3.000%, 02/15/2031	429,281	0.0
9,095,108 (4)	Freddie Mac Strips 351 C2, 3.000%, 02/15/2031	679,086	0.0
7,592,751 (4)	Freddie Mac Strips 351 C7, 3.000%, 02/15/2031	563,696	0.0
8,014,282 (4)	Freddie Mac Strips 351 C8, 3.500%, 02/15/2031	728,560	0.0
4,745,656 (4)	Freddie Mac Strips Series 311 S1, 4.626%, (-1.000*US0001M + 5.950)%, 08/15/2043	695,427	0.0
209,212	Freddie Mac Structured Agency Credit Risk Debt Notes 2014-DN3 M3, 5.624%, (US0001M + 4.000)%, 08/25/2024	210,906	0.0

See Accompanying Notes to Financial Statements
114

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2022 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
44,521	Freddie Mac Structured Agency Credit Risk Debt Notes 2015-DNA2 M3, 5.524%, (US0001M + 3.900)%, 12/25/2027	$44,463	0.0
974,879	Freddie Mac Structured Agency Credit Risk Debt Notes 2018-HQA1 M2, 3.924%, (US0001M + 2.300)%, 09/25/2030	968,018	0.0
2,000,000 (2)	Freddie Mac Structured Agency Credit Risk Debt Notes 2021-DNA2 M2, 3.226%, (SOFR30A + 2.300)%, 08/25/2033	1,894,447	0.1
1,000,000 (2)	Freddie Mac Structured Agency Credit Risk Debt Notes 2021-DNA7 B1, 4.576%, (SOFR30A + 3.650)%, 11/25/2041	860,024	0.0
273,130	Freddie Mac Structured Pass Through Certificates T-54 2A, 6.500%, 02/25/2043	298,400	0.0
1,711,014	Freddie Mac Structured Pass Through Certificates T-62 1A1, 1.676%, (12MTA + 1.200)%, 10/25/2044	1,759,267	0.1
9,556	Freddie Mac-Ginnie Mae Series 27 FC, 2.125%, (PRIME + (1.375))%, 03/25/2024	9,444	0.0
6,512,159 (4)	Ginnie Mae 2007-35 KY, 4.941%, (-1.000*US0001M + 6.450)%, 06/16/2037	894,600	0.0
527,580	Ginnie Mae 2013-26 GU, 1.500%, 04/20/2042	502,265	0.0
446,174	Ginnie Mae 2013-26 JC, 2.000%, 01/20/2043	417,941	0.0
192,632	Ginnie Mae 2013-69 KA, 1.250%, 08/20/2042	177,125	0.0
Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
142,203	Ginnie Mae 2013-8 BE, 1.750%, 11/20/2042	$131,738	0.0
30,756,522 (4)	Ginnie Mae 2019-143 SC, 4.455%, (-1.000*US0001M + 6.050)%, 04/20/2046	4,008,513	0.2
29,328,179 (4)	Ginnie Mae 2021-228 IG, 3.000%, 12/20/2051	5,137,766	0.2
12,834,519 (4)	Ginnie Mae 2021-87 ID, 2.500%, 05/20/2051	1,780,745	0.1
481,054 (4)	Ginnie Mae Series 2005-7 AH, 5.261%, (-1.000*US0001M + 6.770)%, 02/16/2035	53,862	0.0
229,678	Ginnie Mae Series 2007-8 SP, 16.876%, (-3.242*US0001M + 22.048)%, 03/20/2037	302,718	0.0
1,352,719 (4)	Ginnie Mae Series 2008-35 SN, 4.805%, (-1.000*US0001M + 6.400)%, 04/20/2038	150,674	0.0
711,040 (4)	Ginnie Mae Series 2008-40 PS, 4.991%, (-1.000*US0001M + 6.500)%, 05/16/2038	82,618	0.0
5,670,226 (4)	Ginnie Mae Series 2009-106 SU, 4.605%, (-1.000*US0001M + 6.200)%, 05/20/2037	716,232	0.0
1,914,884 (4)	Ginnie Mae Series 2009-25 KS, 4.605%, (-1.000*US0001M + 6.200)%, 04/20/2039	254,334	0.0
892,829	Ginnie Mae Series 2009-29 PB, 4.750%, 05/20/2039	920,866	0.0
982,580	Ginnie Mae Series 2009-31 ZL, 4.500%, 05/20/2039	1,018,206	0.0
9,536,588	Ginnie Mae Series 2009-33 ZB, 6.000%, 05/20/2039	9,709,524	0.4

See Accompanying Notes to Financial Statements
115

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2022 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
1,133,549 (4)	Ginnie Mae Series 2010-106 IP, 5.000%, 03/20/2040	$97,928	0.0
1,215,862 (4)	Ginnie Mae Series 2010-116 NS, 5.141%, (-1.000*US0001M + 6.650)%, 09/16/2040	133,128	0.0
3,681,915 (4)	Ginnie Mae Series 2010-116 SK, 5.025%, (-1.000*US0001M + 6.620)%, 08/20/2040	449,287	0.0
4,200,339 (4)	Ginnie Mae Series 2010-149 HS, 4.591%, (-1.000*US0001M + 6.100)%, 05/16/2040	196,840	0.0
1,543,665 (4)	Ginnie Mae Series 2010-4 SP, 4.991%, (-1.000*US0001M + 6.500)%, 01/16/2039	90,375	0.0
1,722,773	Ginnie Mae Series 2010-59 ZA, 4.500%, 05/20/2040	1,766,499	0.1
642,394 (4)	Ginnie Mae Series 2010-6 IA, 5.000%, 11/20/2039	44,526	0.0
1,190,646 (4)	Ginnie Mae Series 2010-68 MS, 4.255%, (-1.000*US0001M + 5.850)%, 06/20/2040	137,084	0.0
2,961,488 (4)	Ginnie Mae Series 2010-9 JI, 5.000%, 01/20/2040	644,260	0.0
1,058,571 (4)	Ginnie Mae Series 2011-116 BI, 4.000%, 08/16/2026	42,943	0.0
85,090 (4)	Ginnie Mae Series 2011-140 CI, 5.000%, 10/20/2040	1,368	0.0
23,022	Ginnie Mae Series 2011-169 BC, 7.000%, 05/16/2032	24,280	0.0
2,900,841 (4)	Ginnie Mae Series 2011-80 KS, 5.075%, (-1.000*US0001M + 6.670)%, 06/20/2041	444,280	0.0
Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
73,308 (4)	Ginnie Mae Series 2012-40 NI, 4.500%, 05/20/2040	$4,871	0.0
6,181,889 (4)	Ginnie Mae Series 2013-167 PI, 5.500%, 11/20/2043	1,073,153	0.0
5,489,364 (4)	Ginnie Mae Series 2013-184 JI, 5.500%, 12/16/2043	1,237,059	0.1
5,045,637	Ginnie Mae Series 2014-3 EP, 2.750%, 02/16/2043	4,903,456	0.2
4,916,488 (4)	Ginnie Mae Series 2014-3 SU, 4.455%, (-1.000*US0001M + 6.050)%, 07/20/2039	595,304	0.0
6,160,976 (4)	Ginnie Mae Series 2014-55 MS, 4.691%, (-1.000*US0001M + 6.200)%, 04/16/2044	826,980	0.0
4,745,543 (4)	Ginnie Mae Series 2014-56 SP, 4.691%, (-1.000*US0001M + 6.200)%, 12/16/2039	476,752	0.0
5,750,299 (4)	Ginnie Mae Series 2014-58 CS, 4.091%, (-1.000*US0001M + 5.600)%, 04/16/2044	543,009	0.0
7,560,915 (4)	Ginnie Mae Series 2014-79 BI, 6.000%, 05/16/2044	1,541,724	0.1
2,713,525 (4)	Ginnie Mae Series 2014-99 S, 4.005%, (-1.000*US0001M + 5.600)%, 06/20/2044	317,573	0.0
1,368,641	Ginnie Mae Series 2018-112 AL, 3.500%, 08/20/2048	1,361,083	0.1
1,549,132	Ginnie Mae Series 2018-126 A, 3.500%, 09/20/2048	1,540,562	0.1
26,119,860 (4)	Ginnie Mae Series 2019-145 LS, 1.235%, (-1.000*US0001M + 2.830)%, 11/20/2049	418,939	0.0

See Accompanying Notes to Financial Statements
116

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2022 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
246,959 (2)(3)	GS Mortgage- Backed Securities Corp. Trust 2019-PJ2 A1, 4.000%, 11/25/2049	$243,357	0.0
1,348	GSR Mortgage Loan Trust 2003-2F 3A1, 6.000%, 03/25/2032	1,312	0.0
34,915	HarborView Mortgage Loan Trust 2005-2 2A1A, 2.052%, (US0001M + 0.440)%, 05/19/2035	32,171	0.0
125,135	HomeBanc Mortgage Trust 2004-1 2A, 2.484%, (US0001M + 0.860)%, 08/25/2029	120,733	0.0
1,761,288	IndyMac INDX Mortgage Loan Trust 2006-AR2 2A1, 2.044%, (US0001M + 0.420)%, 02/25/2046	1,351,335	0.1
4,885 (3)	JP Morgan Mortgage Trust 2005-A1 6T1, 2.496%, 02/25/2035	4,673	0.0
49,540 (3)	JP Morgan Mortgage Trust 2007-A1 5A5, 2.417%, 07/25/2035	48,688	0.0
1,534,069 (2)(3)	JP Morgan Mortgage Trust 2017-4 B2, 3.883%, 11/25/2048	1,435,564	0.1
994,137 (2)(3)	JP Morgan Mortgage Trust 2017-6 B3, 3.777%, 12/25/2048	919,118	0.0
1,530,058 (2)(3)	JP Morgan Mortgage Trust 2018-1 B1, 3.633%, 06/25/2048	1,422,677	0.1
1,530,058 (2)(3)	JP Morgan Mortgage Trust 2018-1 B2, 3.633%, 06/25/2048	1,417,209	0.1
1,892,129 (2)(3)	JP Morgan Mortgage Trust 2018-1 B3, 3.633%, 06/25/2048	1,627,638	0.1
1,358,095 (2)(3)	JP Morgan Mortgage Trust 2018-3 B1, 3.712%, 09/25/2048	1,258,635	0.1
1,224,274 (2)(3)	JP Morgan Mortgage Trust 2018-4 B1, 3.716%, 10/25/2048	1,138,035	0.1
1,898,467 (2)(3)	JP Morgan Mortgage Trust 2019-8 B3A, 3.425%, 03/25/2050	1,731,936	0.1
Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
32,920 (2)(3)	JP Morgan Mortgage Trust 2019-LTV2 A18, 4.000%, 12/25/2049	$32,704	0.0
1,386,537 (2)(3)	JP Morgan Mortgage Trust 2020-8 B2, 3.513%, 03/25/2051	1,200,944	0.1
1,840,418 (2)(3)	JP Morgan Mortgage Trust 2020-8 B3, 3.513%, 03/25/2051	1,519,270	0.1
1,199,013,213 (2)(4)	L Street Securities 2017-PM1 XIO, 0.010%, 10/25/2048	1,626,521	0.1
6,537,323 (4)	Lehman Mortgage Trust 2006-9 2A5, 4.996%, (-1.000*US0001M + 6.620)%, 01/25/2037	862,535	0.0
700,000 (2)	Mello Warehouse Securitization Trust 2021-1 C, 1.768%, (US0001M + 1.100)%, 02/25/2055	687,434	0.0
40,011 (3)	Merrill Lynch Mortgage Investors Trust MLMI Series 2003-A3 1A, 2.120%, 05/25/2033	39,232	0.0
14,985	Merrill Lynch Mortgage Investors Trust Series MLCC 2005-3 5A, 2.124%, (US0001M + 0.250)%, 11/25/2035	14,220	0.0
2,000,000	Morgan Stanley Mortgage Loan Trust 2005-5AR 1B1, 3.424%, (US0001M + 1.800)%, 09/25/2035	2,067,778	0.1
1,330,860	Morgan Stanley Mortgage Loan Trust 2007-13 6A1, 6.000%, 10/25/2037	874,819	0.0
6,500,000 (2)	Mortgage Insurance-Linked Notes 2021-3 M1B, 3.826%, (SOFR30A + 2.900)%, 02/25/2034	6,205,913	0.2
1,387,888 (2)(3)	New Residential Mortgage Loan Trust 2017-3A B2, 4.750%, 04/25/2057	1,346,553	0.1

See Accompanying Notes to Financial Statements
117

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2022 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
13,690 (2)(3)	Nomura Asset Acceptance Corp. Alternative Loan Trust Series 2001-R1A A, 7.000%, 02/19/2030	$13,301	0.0
2,900,000 (2)	Oaktown Re VII Ltd. 2021-2 M1C, 4.276%, (SOFR30A + 3.350)%, 04/25/2034	2,688,747	0.1
397,461	Prime Mortgage Trust 2007-1 A4, 5.500%, 03/25/2037	347,510	0.0
35,992 (2)	RBSSP Resecuritization Trust 2011-3 2A1, 1.506%, (US0001M + 0.250)%, 02/26/2037	35,992	0.0
1,263	RFMSI Series Trust 2003-S9 A1, 6.500%, 03/25/2032	1,222	0.0
1,714,694	Seasoned Credit Risk Transfer Trust 2017-4 M45T, 4.500%, 06/25/2057	1,746,005	0.1
711,751	Seasoned Credit Risk Transfer Trust Series 2018-2 HT, 3.000%, 11/25/2057	676,203	0.0
931,375	Seasoned Credit Risk Transfer Trust Series 2018-3 HT, 3.000%, 08/25/2057	882,978	0.0
726,440	Seasoned Credit Risk Transfer Trust Series 2018-4 HT, 3.000%, 03/25/2058	688,534	0.0
759,587	Seasoned Credit Risk Transfer Trust Series 2019-1 HT, 3.000%, 07/25/2058	721,343	0.0
471,092	Seasoned Credit Risk Transfer Trust Series 2019-2 HT, 3.000%, 08/25/2058	447,734	0.0
195,412	Seasoned Credit Risk Transfer Trust Series 2019-3 HT, 3.000%, 10/25/2058	185,704	0.0
39,903	Sequoia Mortgage Trust 2003-4 2A1, 2.295%, (US0001M + 0.350)%, 07/20/2033	37,828	0.0
Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
13,313 (3)	Sequoia Mortgage Trust 2005-4 2A1, 2.602%, 04/20/2035	$13,367	0.0
671,467 (2)(3)	Sequoia Mortgage Trust 2015-2 B3, 3.772%, 05/25/2045	606,918	0.0
774,636 (2)(3)	Sequoia Mortgage Trust 2015-3 B3, 3.723%, 07/25/2045	656,917	0.0
154,914 (2)(3)	Sequoia Mortgage Trust 2018-CH1 A19, 4.000%, 03/25/2048	151,057	0.0
2,001,533 (2)(3)	Sequoia Mortgage Trust 2020-3 B3, 3.330%, 04/25/2050	1,693,314	0.1
698,000 (2)(3)	Starwood Mortgage Residential Trust 2020-1, 2.878%, 02/25/2050	643,259	0.0
31,162 (3)	Structured Adjustable Rate Mortgage Loan Trust 2005-17 3A1, 2.961%, 08/25/2035	28,809	0.0
623,503 (3)	Structured Adjustable Rate Mortgage Loan Trust 2005-7 4A, 2.880%, 04/25/2035	595,255	0.0
110,844	Structured Asset Mortgage Investments II Trust 2005-AR5 A2, 2.095%, (US0001M + 0.250)%, 07/19/2035	104,764	0.0
58,535	Structured Asset Mortgage Investments II Trust 2005-AR5 A3, 2.095%, (US0001M + 0.250)%, 07/19/2035	54,617	0.0
148,989 (3)	Thornburg Mortgage Securities Trust 2006-5 A1, 2.489%, 10/25/2046	145,076	0.0
4,164	WaMu Mortgage Pass Through Certificates Series 2002-AR2 A, 1.473%, (COF 11 + 1.250)%, 02/27/2034	4,070	0.0
14,366	WaMu Mortgage Pass Through Certificates Series 2002-AR9 1A, 1.876%, (12MTA + 1.400)%, 08/25/2042	13,649	0.0

See Accompanying Notes to Financial Statements
118

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2022 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
19,720	WaMu Mortgage Pass Through Certificates Series 2005-AR1 A1A, 2.264%, (US0001M + 0.640)%, 01/25/2045	$18,741	0.0
424,381 (3)	WaMu Mortgage Pass Through Certificates Series 2006-AR12 2A3, 2.521%, 10/25/2036	399,369	0.0
235,299	WaMu Mortgage Pass Through Certificates Series 2006-AR7 3A, 1.723%, (COF 11 + 1.500)%, 07/25/2046	211,658	0.0
35,604,659 (3)(4)	WaMu Mortgage Pass-Through Certificates Series 2005-AR11 X, 1.017%, 08/25/2045	160,280	0.0
961,089	WaMu Mortgage Pass-Through Certificates Series 2005-AR13 A1C3, 2.604%, (US0001M + 0.490)%, 10/25/2045	915,658	0.0
453,730 (3)	WaMu Mortgage Pass-Through Certificates Series 2006-AR12 1A1, 3.011%, 10/25/2036	435,591	0.0
792,744 (3)	WaMu Mortgage Pass-Through Certificates Series 2006-AR16 2A1, 2.387%, 12/25/2036	713,191	0.0
1,508,652 (3)	WaMu Mortgage Pass-Through Certificates Series 2006-AR8 1A4, 2.853%, 08/25/2046	1,412,211	0.1
1,412,621 (3)	WaMu Mortgage Pass-Through Certificates Series 2007-HY7 2A2, 3.107%, 07/25/2037	1,351,129	0.1
Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
1,636,617	Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-11 A1, 5.750%, 01/25/2036	$1,405,922	0.1
148,571	Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-8 1A2, 5.500%, 10/25/2035	142,110	0.0
1,264,759	Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2006-AR10 Trust, 1.824%, (US0001M + 0.200)%, 12/25/2036	739,391	0.0
864,745	Wells Fargo Alternative Loan 2007-PA2 2A1, 2.054%, (US0001M + 0.430)%, 06/25/2037	698,203	0.0
55,254 (3)	Wells Fargo Mortgage Backed Securities 2005-AR7 1A1, 3.067%, 05/25/2035	55,021	0.0
174,150 (3)	Wells Fargo Mortgage Backed Securities 2006-AR4 2A4, 2.870%, 04/25/2036	166,337	0.0
589,518 (2)(3)	WinWater Mortgage Loan Trust 2015-5 B4, 3.754%, 08/20/2045	542,651	0.0
	Total Collateralized Mortgage Obligations (Cost $436,925,233)	393,000,384	14.8

MUNICIPAL BONDS: 0.1%
	California: 0.1%
500,000	California State University, 6.434%, 11/01/2030	566,337	0.1
200,000	Los Angeles County Public Works Financing Authority, 7.488%, 08/01/2033	238,290	0.0

See Accompanying Notes to Financial Statements
119

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2022 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
MUNICIPAL BONDS: (continued)
	California (continued)
300,000	Los Angeles County Public Works Financing Authority, 7.618%, 08/01/2040	$392,669	0.0
200,000	Regents of the University of California Medical Center Pooled Revenue, 6.398%, 05/15/2031	224,358	0.0
300,000	Regents of the University of California Medical Center Pooled Revenue, 6.548%, 05/15/2048	373,377	0.0
	Total Municipal Bonds (Cost $1,500,000)	1,795,031	0.1

U.S. GOVERNMENT AGENCY OBLIGATIONS: 22.6%
	Federal Home Loan Mortgage Corporation: 2.8%(5)
40,364	1.618%, (US0012M + 1.345)%,09/01/2035	41,025	0.0
4,402	2.339%, (H15T1Y + 2.250)%,11/01/2031	4,355	0.0
325	2.363%, (H15T1Y + 2.210)%,06/01/2024	323	0.0
10,674	2.375%, (H15T1Y + 2.250)%,11/01/2035	10,984	0.0
726,158	2.500%,05/01/2030	713,147	0.0
406,726	2.500%,05/01/2030	398,942	0.0
806,794	2.500%,06/01/2030	792,332	0.0
4,793,699	2.500%,02/01/2052	4,331,144	0.2
4,305,666	2.500%,02/01/2052	3,890,192	0.2
83,510	2.530%, (H15T1Y + 2.462)%,01/01/2029	83,323	0.0
1,828	2.602%, (H15T1Y + 2.250)%,03/01/2036	1,884	0.0
2,015,006	3.000%,03/01/2045	1,918,811	0.1
2,748,794	3.000%,03/01/2045	2,626,108	0.1
2,352,519	3.000%,04/01/2045	2,242,156	0.1
2,133,659	3.000%,04/01/2045	2,031,795	0.1
5,295,042	3.000%,10/01/2046	5,041,220	0.2
4,087,486	3.000%,10/01/2046	3,873,795	0.2
5,740,400	3.000%,03/01/2048	5,442,059	0.2
276,748	3.036%, (US0012M + 1.721)%,06/01/2035	285,369	0.0
2,428	3.250%, (H15T1Y + 2.250)%,04/01/2032	2,434	0.0
803,468	3.500%,08/01/2042	790,566	0.0
2,055,576	3.500%,03/01/2045	2,012,364	0.1
Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Federal Home Loan Mortgage Corporation (continued)
358,128	3.500%,04/01/2045	$350,598	0.0
125,896	3.500%,05/01/2045	123,300	0.0
831,895	3.500%,05/01/2045	814,401	0.0
482,525	3.500%,06/01/2045	471,662	0.0
496,171	3.500%,07/01/2045	487,785	0.0
566,525	3.500%,07/01/2045	554,625	0.0
525,634	3.500%,08/01/2045	517,195	0.0
902,424	3.500%,08/01/2045	885,335	0.0
564,352	3.500%,08/01/2045	555,292	0.0
424,352	3.500%,08/01/2045	415,451	0.0
602,852	3.500%,08/01/2045	590,174	0.0
939,609	3.500%,09/01/2045	920,923	0.1
263,027	3.500%,09/01/2045	257,722	0.0
683,875	3.500%,09/01/2045	669,494	0.0
1,071,443	3.500%,11/01/2045	1,048,931	0.1
4,015,240	3.500%,12/01/2046	3,930,796	0.2
10,555,679	3.500%,03/01/2048	10,333,592	0.4
624,137	4.000%,10/01/2041	632,228	0.0
976,490	4.000%,12/01/2041	989,162	0.1
165,086	4.000%,07/01/2045	166,492	0.0
105,195	4.000%,09/01/2045	106,104	0.0
1,363,670	4.000%,09/01/2045	1,375,464	0.1
1,920,297	4.000%,09/01/2045	1,936,893	0.1
1,001,473	4.000%,09/01/2045	1,010,125	0.1
778,652	4.000%,05/01/2047	785,469	0.0
218,339	4.000%,11/01/2047	219,078	0.0
230,301	4.000%,03/01/2048	231,505	0.0
929,924	4.000%,06/01/2048	935,646	0.1
4,163	4.500%,06/01/2039	4,280	0.0
11,851	4.500%,09/01/2040	12,251	0.0
39,073	4.500%,03/01/2041	40,377	0.0
323,910	4.500%,08/01/2041	333,959	0.0
221,265	4.500%,08/01/2041	224,282	0.0
299,929	4.500%,09/01/2041	309,237	0.0
151,834	4.500%,09/01/2041	155,721	0.0
121,495	4.500%,09/01/2041	125,519	0.0
718,311	4.500%,09/01/2041	728,571	0.0
16,628	5.000%,05/01/2028	17,019	0.0
69,182	5.000%,05/01/2035	72,838	0.0
156,392	5.000%,01/01/2041	163,957	0.0
90,419	5.000%,04/01/2041	95,074	0.0
3,431	5.500%,03/01/2023	3,568	0.0
1,078	5.500%,05/01/2023	1,121	0.0
7,316	5.500%,03/01/2034	7,852	0.0
1,404	5.500%,05/01/2036	1,474	0.0
49,861	5.500%,06/01/2036	53,549	0.0
5,755	5.500%,12/01/2036	6,192	0.0

See Accompanying Notes to Financial Statements
120

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2022 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Federal Home Loan Mortgage Corporation (continued)
27,199	5.500%,03/01/2037	$29,263	0.0
7,096	5.500%,04/01/2037	7,584	0.0
42,076	5.500%,05/01/2037	45,266	0.0
73,996	5.500%,07/01/2037	79,635	0.0
15,704	5.500%,09/01/2037	16,360	0.0
8,258	5.500%,10/01/2037	8,885	0.0
26,712	5.500%,11/01/2037	28,739	0.0
21,408	5.500%,12/01/2037	22,959	0.0
77,959	5.500%,12/01/2037	83,869	0.0
5,430	5.500%,01/01/2038	5,842	0.0
5,625	5.500%,01/01/2038	6,033	0.0
73,169	5.500%,02/01/2038	78,742	0.0
54,494	5.500%,02/01/2038	58,629	0.0
50,167	5.500%,03/01/2038	53,959	0.0
64,767	5.500%,04/01/2038	69,666	0.0
5,672	5.500%,05/01/2038	6,104	0.0
47,962	5.500%,05/01/2038	50,693	0.0
139,869	5.500%,06/01/2038	150,500	0.0
39,829	5.500%,06/01/2038	42,852	0.0
131,705	5.500%,07/01/2038	141,666	0.0
6,892	5.500%,08/01/2038	7,415	0.0
26,948	5.500%,08/01/2038	28,979	0.0
30,642	5.500%,09/01/2038	32,950	0.0
26,002	5.500%,10/01/2038	27,970	0.0
29,540	5.500%,10/01/2038	31,776	0.0
108,519	5.500%,11/01/2038	116,756	0.0
2,901	5.500%,11/01/2038	3,122	0.0
10,506	5.500%,12/01/2038	11,283	0.0
6,529	5.500%,12/01/2038	7,024	0.0
23,808	5.500%,01/01/2039	25,603	0.0
48,657	5.500%,03/01/2039	52,350	0.0
19,028	5.500%,07/01/2039	20,271	0.0
12,885	5.500%,12/01/2039	13,860	0.0
84,449	5.500%,03/01/2040	90,838	0.0
56,106	5.500%,08/01/2040	60,332	0.0
36,651	5.500%,08/01/2040	38,177	0.0
27,799	5.500%,08/01/2040	29,855	0.0
254,250	6.000%,09/01/2027	267,684	0.0
4,583	6.000%,02/01/2029	4,825	0.0
6,018	6.000%,05/01/2035	6,519	0.0
244,468	6.000%,03/01/2037	268,347	0.0
1,875	6.000%,05/01/2037	2,061	0.0
26,546	6.000%,07/01/2037	29,135	0.0
32,297	6.000%,08/01/2037	35,464	0.0
6,127	6.000%,08/01/2037	6,561	0.0
174,738	6.000%,09/01/2037	191,794	0.0
510	6.000%,10/01/2037	559	0.0
Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Federal Home Loan Mortgage Corporation (continued)
6,864	6.000%,11/01/2037	$7,537	0.0
5,487	6.000%,12/01/2037	5,998	0.0
1,905	6.000%,12/01/2037	2,010	0.0
161,758	6.000%,01/01/2038	176,125	0.0
1,046	6.000%,04/01/2038	1,148	0.0
6,785	6.000%,06/01/2038	7,251	0.0
354	6.000%,07/01/2038	373	0.0
22,034	6.000%,08/01/2038	23,524	0.0
47,176	6.000%,11/01/2038	51,456	0.0
12,093	6.000%,05/01/2039	13,030	0.0
7,162	6.000%,08/01/2039	7,623	0.0
1,679	6.000%,09/01/2039	1,768	0.0
559,157	6.500%,09/01/2034	598,746	0.0
		73,501,956	2.8
	Federal National Mortgage Association: 2.5%(5)
27,227	1.524%, (12MTA + 1.200)%,08/01/2042	27,693	0.0
44,839	1.524%, (12MTA + 1.200)%,08/01/2042	45,684	0.0
13,944	1.524%, (12MTA + 1.200)%,10/01/2044	14,218	0.0
24,053	1.524%, (12MTA + 1.200)%,10/01/2044	24,530	0.0
35,041	1.637%, (US0012M + 1.486)%,07/01/2035	34,875	0.0
31,040	1.704%, (US0006M + 1.373)%,09/01/2035	30,725	0.0
11,839	1.711%, (US0012M + 1.444)%,08/01/2035	11,791	0.0
135,387	1.908%, (US0012M + 1.661)%,10/01/2035	134,282	0.0
39,473	1.966%, (US0001M + 1.422)%,02/01/2033	39,831	0.0
331,689	1.982%, (H15T1Y + 1.711)%,08/01/2035	331,995	0.0
62,769	1.996%, (US0012M + 1.610)%,02/01/2034	63,411	0.0
4,132,848	2.000%,10/01/2050	3,613,690	0.1
1,056,966	2.000%,11/01/2051	925,452	0.0
2,909,397	2.000%,11/01/2051	2,541,502	0.1
37,016,000 (6)	2.000%,07/15/2052	32,134,515	1.2
136,559	2.060%, (US0012M + 1.810)%,09/01/2034	140,310	0.0
19,626	2.175%, (US0012M + 1.675)%,02/01/2035	19,520	0.0
61,378	2.300%, (H15T1Y + 2.175)%,10/01/2035	61,025	0.0

See Accompanying Notes to Financial Statements
121

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2022 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Federal National Mortgage Association (continued)
52,870	2.357%, (US0012M + 1.480)%,04/01/2035	$52,609	0.0
4,857,875	2.500%,12/01/2051	4,403,397	0.2
4,969,359	2.500%,02/01/2052	4,479,036	0.2
1,553	2.506%, (H15T1Y + 2.215)%,09/01/2031	1,546	0.0
7,364	2.585%, (H15T1Y + 2.210)%,04/01/2032	7,282	0.0
3,970,512	3.000%,05/01/2052	3,713,490	0.1
9,876,327	3.000%,05/01/2052	9,229,264	0.4
2,136	3.182%, (COF 11 + 1.251)%,05/01/2036	2,140	0.0
18,552	3.965%, (COF 11 + 1.926)%,12/01/2036	18,905	0.0
4,975,797	4.000%,05/01/2052	4,941,767	0.2
		67,044,485	2.5
	Government National Mortgage Association: 3.1%
1,343,728	2.500%,05/20/2051	1,235,369	0.1
4,595,080	2.500%,08/20/2051	4,215,073	0.2
3,740,972	2.500%,09/20/2051	3,438,029	0.1
4,959,763	2.500%,04/20/2052	4,549,291	0.2
54,900,000 (6)	2.500%,07/15/2052	50,259,235	1.9
4,390,000 (6)	3.000%,07/15/2052	4,139,976	0.2
2,087,912	3.500%,07/20/2046	2,046,512	0.1
325,742	3.500%,07/20/2047	320,763	0.0
5,314,718	3.500%,12/20/2047	5,251,739	0.2
2,959,919	3.500%,01/20/2048	2,924,843	0.1
411,185	4.000%,11/20/2040	418,287	0.0
778,679	4.000%,03/20/2046	788,309	0.0
645,008	4.500%,08/20/2041	674,699	0.0
309,295	4.500%,01/20/2047	323,272	0.0
13,068	5.000%,11/15/2035	13,633	0.0
1,796	5.000%,11/15/2035	1,861	0.0
5,080	5.000%,11/15/2035	5,371	0.0
4,749	5.000%,11/15/2035	4,928	0.0
14,156	5.000%,06/15/2037	14,686	0.0
31,136	5.000%,03/15/2038	32,845	0.0
94,268	5.000%,03/15/2038	99,618	0.0
4,794	5.000%,06/15/2038	5,000	0.0
1,820	5.000%,09/15/2038	1,906	0.0
8,918	5.000%,11/15/2038	9,278	0.0
32,083	5.000%,11/15/2038	33,923	0.0
662,881	5.000%,12/15/2038	703,128	0.0
50,714	5.000%,12/15/2038	53,778	0.0
7,608	5.000%,12/15/2038	7,892	0.0
90,509	5.000%,01/15/2039	95,936	0.0
47,155	5.000%,01/15/2039	50,023	0.0
Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Government National Mortgage Association (continued)
501,748	5.000%,01/15/2039	$529,364	0.0
42,486	5.000%,02/15/2039	44,898	0.0
69,587	5.000%,02/15/2039	73,681	0.0
20,306	5.000%,02/15/2039	21,468	0.0
1,686	5.000%,03/15/2039	1,789	0.0
51,424	5.000%,03/15/2039	54,369	0.0
52,907	5.000%,03/15/2039	55,933	0.0
95,247	5.000%,03/15/2039	100,657	0.0
55,344	5.000%,04/15/2039	58,323	0.0
74,430	5.000%,05/15/2039	78,141	0.0
398	5.000%,05/15/2039	413	0.0
32,870	5.000%,05/15/2039	34,672	0.0
46,609	5.000%,07/15/2039	49,426	0.0
36,662	5.000%,09/15/2039	38,595	0.0
8,566	5.000%,11/15/2039	9,033	0.0
1,305	5.000%,04/15/2040	1,379	0.0
8,388	5.000%,06/15/2040	8,874	0.0
17,936	5.000%,09/15/2040	18,979	0.0
11,237	5.000%,09/15/2040	11,648	0.0
38,009	5.000%,10/15/2040	40,306	0.0
46,792	5.000%,05/15/2042	48,528	0.0
232,966	5.000%,02/20/2043	247,793	0.0
		83,247,472	3.1
	Uniform Mortgage-Backed Securities: 14.2%
1,972,849	2.000%,02/01/2052	1,720,595	0.1
3,923,682	2.000%,02/01/2052	3,421,982	0.2
1,174,443	2.500%,05/01/2030	1,152,329	0.1
2,258,733	2.500%,06/01/2030	2,216,203	0.1
1,689,680	2.500%,06/01/2030	1,657,869	0.1
1,024,366	2.500%,07/01/2030	1,005,073	0.1
2,941,544	2.500%,02/01/2052	2,667,565	0.1
4,905,203	2.500%,02/01/2052	4,442,636	0.2
82,700,000 (6)	2.500%,07/15/2052	74,397,696	2.8
2,375,468	3.000%,08/01/2030	2,368,387	0.1
1,216,197	3.000%,09/01/2030	1,212,567	0.1
851,297	3.000%,08/01/2043	813,979	0.1
1,450,920	3.000%,09/01/2043	1,386,961	0.1
5,328,957	3.000%,04/01/2045	5,074,902	0.2
3,310,456	3.000%,08/01/2046	3,138,332	0.1
311,332	3.000%,09/01/2046	294,943	0.0
4,377,845	3.000%,01/01/2047	4,144,528	0.2
4,903,617	3.000%,02/01/2052	4,600,371	0.2
2,951,288	3.000%,02/01/2052	2,767,177	0.1
17,900,000 (6)	3.000%,07/15/2052	16,676,367	0.6
485,743	3.500%,12/01/2041	477,585	0.0
398,886	3.500%,08/01/2042	392,133	0.0

See Accompanying Notes to Financial Statements
122

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2022 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Uniform Mortgage-Backed Securities (continued)
79,827	3.500%,08/01/2042	$78,318	0.0
547,836	3.500%,10/01/2042	538,522	0.0
341,977	3.500%,10/01/2042	336,163	0.0
236,629	3.500%,03/01/2043	232,618	0.0
1,985,187	3.500%,01/01/2046	1,941,733	0.1
3,409,005	3.500%,02/01/2046	3,334,406	0.1
14,585,304	3.500%,08/01/2046	14,266,088	0.6
2,279,672	3.500%,08/01/2046	2,229,793	0.1
2,293,655	3.500%,09/01/2047	2,239,008	0.1
6,771,136	3.500%,07/01/2048	6,623,339	0.3
2,665,360	3.500%,02/01/2052	2,578,825	0.1
2,575	4.000%,05/01/2029	2,619	0.0
19,908	4.000%,11/01/2030	20,255	0.0
11,001	4.000%,02/01/2031	11,194	0.0
5,663	4.000%,10/01/2031	5,762	0.0
4,127,235	4.000%,12/01/2039	4,176,572	0.2
1,985,098	4.000%,07/01/2042	2,009,014	0.1
524,767	4.000%,07/01/2042	531,069	0.0
212,680	4.000%,07/01/2042	215,089	0.0
314,312	4.000%,08/01/2042	312,906	0.0
162,617	4.000%,08/01/2042	163,398	0.0
1,320,862	4.000%,08/01/2043	1,332,443	0.1
2,268,961	4.000%,09/01/2043	2,288,930	0.1
80,259	4.000%,10/01/2043	80,874	0.0
149,020	4.000%,10/01/2043	150,160	0.0
4,291,881	4.000%,01/01/2045	4,335,598	0.2
411,337	4.000%,06/01/2045	414,495	0.0
1,764,940	4.000%,07/01/2045	1,776,760	0.1
716,874	4.000%,07/01/2045	721,823	0.0
3,312,826	4.000%,02/01/2046	3,338,257	0.1
643,148	4.000%,06/01/2047	648,442	0.0
125,728	4.000%,03/01/2048	125,747	0.0
432,353	4.000%,03/01/2048	433,535	0.0
3,120,368	4.000%,09/01/2048	3,128,757	0.1
77,558,000 (6)	4.000%,07/15/2052	76,502,181	2.9
17,311	4.500%,10/01/2025	17,488	0.0
297,800	4.500%,07/01/2026	304,661	0.0
302,878	4.500%,04/01/2029	306,046	0.0
4,457	4.500%,06/01/2029	4,503	0.0
54,389	4.500%,06/01/2029	54,957	0.0
57,992	4.500%,07/01/2029	58,599	0.0
1,350	4.500%,10/01/2029	1,367	0.0
8,487	4.500%,06/01/2030	8,589	0.0
252,328	4.500%,10/01/2030	256,821	0.0
62,065	4.500%,02/01/2031	62,929	0.0
41,805	4.500%,05/01/2031	42,553	0.0
31,290	4.500%,10/01/2033	32,215	0.0
13,576	4.500%,01/01/2034	13,936	0.0
Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Uniform Mortgage-Backed Securities (continued)
3,799	4.500%,07/01/2034	$3,909	0.0
3,443	4.500%,09/01/2035	3,522	0.0
19,190	4.500%,09/01/2035	19,692	0.0
28,258	4.500%,11/01/2035	29,076	0.0
126,077	4.500%,02/01/2036	126,785	0.0
61,330	4.500%,01/01/2037	63,330	0.0
30,424	4.500%,09/01/2037	31,323	0.0
1,584	4.500%,02/01/2038	1,604	0.0
19,034	4.500%,01/01/2039	19,656	0.0
1,985	4.500%,02/01/2039	2,000	0.0
25,095	4.500%,02/01/2039	25,916	0.0
11,693	4.500%,04/01/2039	12,074	0.0
59,278	4.500%,04/01/2039	60,729	0.0
34,108	4.500%,04/01/2039	35,218	0.0
10,370	4.500%,05/01/2039	10,709	0.0
3,436	4.500%,05/01/2039	3,549	0.0
693,228	4.500%,05/01/2039	715,877	0.0
61,565	4.500%,05/01/2039	63,573	0.0
53,659	4.500%,05/01/2039	55,410	0.0
369	4.500%,05/01/2039	380	0.0
69,722	4.500%,05/01/2039	71,990	0.0
4,547	4.500%,06/01/2039	4,696	0.0
87,820	4.500%,06/01/2039	90,681	0.0
43,352	4.500%,07/01/2039	44,770	0.0
19,384	4.500%,07/01/2039	19,756	0.0
12,436	4.500%,07/01/2039	12,842	0.0
40,630	4.500%,08/01/2039	41,956	0.0
156,046	4.500%,08/01/2039	161,135	0.0
83,502	4.500%,08/01/2039	86,227	0.0
56,117	4.500%,08/01/2039	57,953	0.0
150,008	4.500%,09/01/2039	154,909	0.0
133,440	4.500%,10/01/2039	137,804	0.0
8,118	4.500%,11/01/2039	8,383	0.0
63,477	4.500%,11/01/2039	65,548	0.0
6,784	4.500%,12/01/2039	6,868	0.0
3,865	4.500%,12/01/2039	3,992	0.0
287,838	4.500%,01/01/2040	297,208	0.0
3,456	4.500%,01/01/2040	3,505	0.0
128,668	4.500%,02/01/2040	132,873	0.0
65,425	4.500%,02/01/2040	67,564	0.0
41,094	4.500%,04/01/2040	42,324	0.0
456,575	4.500%,04/01/2040	470,271	0.0
191,312	4.500%,05/01/2040	194,197	0.0
34,977	4.500%,05/01/2040	35,504	0.0
47,721	4.500%,06/01/2040	49,153	0.0
221,106	4.500%,06/01/2040	228,308	0.0
2,988	4.500%,06/01/2040	3,085	0.0
26,146	4.500%,06/01/2040	26,998	0.0

See Accompanying Notes to Financial Statements
123

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2022 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Uniform Mortgage-Backed Securities (continued)
91,483	4.500%,06/01/2040	$94,467	0.0
97,299	4.500%,07/01/2040	100,483	0.0
55,612	4.500%,07/01/2040	57,279	0.0
17,245	4.500%,07/01/2040	17,761	0.0
33,155	4.500%,08/01/2040	34,058	0.0
1,664	4.500%,08/01/2040	1,718	0.0
20,851	4.500%,08/01/2040	21,532	0.0
55,103	4.500%,08/01/2040	56,906	0.0
66,933	4.500%,08/01/2040	68,179	0.0
5,560	4.500%,08/01/2040	5,629	0.0
57,912	4.500%,08/01/2040	59,327	0.0
20,085	4.500%,09/01/2040	20,687	0.0
160,872	4.500%,09/01/2040	166,130	0.0
15,071	4.500%,09/01/2040	15,563	0.0
76,583	4.500%,09/01/2040	77,370	0.0
13,287	4.500%,09/01/2040	13,722	0.0
12,781	4.500%,09/01/2040	12,970	0.0
20,625	4.500%,09/01/2040	21,297	0.0
21,772	4.500%,10/01/2040	22,425	0.0
24,388	4.500%,10/01/2040	25,187	0.0
116,775	4.500%,10/01/2040	119,854	0.0
136,873	4.500%,10/01/2040	141,335	0.0
59,242	4.500%,10/01/2040	61,180	0.0
762,553	4.500%,11/01/2040	787,500	0.1
38,481	4.500%,11/01/2040	39,423	0.0
285,446	4.500%,11/01/2040	287,790	0.0
41,256	4.500%,11/01/2040	42,608	0.0
319,600	4.500%,11/01/2040	330,026	0.0
81,050	4.500%,12/01/2040	83,701	0.0
30,655	4.500%,12/01/2040	31,657	0.0
12,514	4.500%,12/01/2040	12,753	0.0
2,108	4.500%,12/01/2040	2,171	0.0
72,406	4.500%,12/01/2040	74,534	0.0
35,345	4.500%,12/01/2040	36,500	0.0
19,489	4.500%,12/01/2040	20,127	0.0
19,372	4.500%,12/01/2040	19,953	0.0
162,643	4.500%,12/01/2040	167,965	0.0
384,982	4.500%,01/01/2041	397,559	0.0
167,026	4.500%,01/01/2041	172,453	0.0
14,875	4.500%,01/01/2041	15,221	0.0
30,498	4.500%,01/01/2041	31,490	0.0
115,128	4.500%,01/01/2041	118,888	0.0
58,211	4.500%,02/01/2041	58,864	0.0
45,042	4.500%,02/01/2041	46,510	0.0
18,078	4.500%,02/01/2041	18,621	0.0
60,836	4.500%,02/01/2041	62,827	0.0
58,998	4.500%,02/01/2041	60,924	0.0
18,765	4.500%,03/01/2041	19,378	0.0
Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Uniform Mortgage-Backed Securities (continued)
75,003	4.500%,03/01/2041	$75,842	0.0
3,419	4.500%,03/01/2041	3,530	0.0
158,836	4.500%,03/01/2041	161,840	0.0
57,590	4.500%,03/01/2041	59,472	0.0
20,330	4.500%,03/01/2041	20,995	0.0
11,450	4.500%,03/01/2041	11,514	0.0
47,653	4.500%,03/01/2041	49,215	0.0
36,733	4.500%,03/01/2041	37,930	0.0
73,592	4.500%,04/01/2041	74,007	0.0
336,483	4.500%,04/01/2041	349,618	0.0
30,365	4.500%,04/01/2041	31,360	0.0
174,762	4.500%,04/01/2041	180,483	0.0
16,748	4.500%,04/01/2041	16,842	0.0
4,056	4.500%,04/01/2041	4,155	0.0
263,253	4.500%,05/01/2041	271,836	0.0
2,773	4.500%,05/01/2041	2,856	0.0
6,315	4.500%,05/01/2041	6,522	0.0
326,709	4.500%,05/01/2041	337,354	0.0
14,172	4.500%,05/01/2041	14,520	0.0
150,543	4.500%,05/01/2041	154,614	0.0
227,680	4.500%,05/01/2041	234,803	0.0
21,092	4.500%,05/01/2041	21,726	0.0
11,395	4.500%,05/01/2041	11,545	0.0
185,119	4.500%,06/01/2041	191,013	0.0
48,423	4.500%,06/01/2041	49,130	0.0
11,540	4.500%,06/01/2041	11,917	0.0
19,506	4.500%,07/01/2041	19,984	0.0
3,318	4.500%,07/01/2041	3,427	0.0
79,523	4.500%,07/01/2041	82,123	0.0
2,216	4.500%,07/01/2041	2,270	0.0
10,573	4.500%,07/01/2041	10,920	0.0
42,302	4.500%,07/01/2041	43,595	0.0
150,473	4.500%,07/01/2041	155,340	0.0
90,741	4.500%,08/01/2041	93,648	0.0
21,384	4.500%,08/01/2041	21,504	0.0
14,216	4.500%,08/01/2041	14,681	0.0
124,536	4.500%,08/01/2041	125,235	0.0
129,915	4.500%,08/01/2041	131,283	0.0
104,188	4.500%,08/01/2041	107,597	0.0
158,322	4.500%,08/01/2041	160,225	0.0
54,864	4.500%,08/01/2041	56,105	0.0
52,032	4.500%,09/01/2041	52,759	0.0
4,069	4.500%,09/01/2041	4,191	0.0
10,903	4.500%,09/01/2041	11,231	0.0
438,665	4.500%,09/01/2041	451,783	0.0
44,044	4.500%,10/01/2041	44,675	0.0
29,401	4.500%,10/01/2041	30,261	0.0
483,800	4.500%,10/01/2041	498,764	0.0

See Accompanying Notes to Financial Statements
124

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2022 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Uniform Mortgage-Backed Securities (continued)
20,451	4.500%,10/01/2041	$21,119	0.0
205,389	4.500%,10/01/2041	211,546	0.0
860,806	4.500%,10/01/2041	880,588	0.1
87,319	4.500%,10/01/2041	88,327	0.0
229,695	4.500%,10/01/2041	236,124	0.0
3,303	4.500%,11/01/2041	3,411	0.0
242,687	4.500%,11/01/2041	250,379	0.0
617,978	4.500%,12/01/2041	637,614	0.0
184,984	4.500%,12/01/2041	191,005	0.0
13,309	4.500%,01/01/2042	13,409	0.0
22,737	4.500%,01/01/2042	23,468	0.0
10,280	4.500%,01/01/2042	10,616	0.0
4,240	4.500%,03/01/2042	4,264	0.0
33,712	4.500%,03/01/2042	34,110	0.0
27,418	4.500%,04/01/2042	27,572	0.0
11,572	4.500%,06/01/2042	11,752	0.0
5,720	4.500%,08/01/2042	5,908	0.0
4,140	4.500%,09/01/2042	4,164	0.0
6,523	4.500%,01/01/2043	6,560	0.0
5,376	4.500%,12/01/2043	5,526	0.0
43,213	4.500%,04/01/2047	43,584	0.0
20,670	4.500%,05/01/2047	20,939	0.0
95,693	4.500%,06/01/2047	97,081	0.0
62,559	4.500%,06/01/2047	63,438	0.0
67,754	4.500%,07/01/2047	68,551	0.0
285,913	4.500%,07/01/2047	291,228	0.0
16,334	4.500%,08/01/2047	16,495	0.0
65,670,000 (6)	4.500%,07/15/2052	65,939,349	2.5
83	5.000%,04/01/2023	85	0.0
220	5.000%,12/01/2023	225	0.0
25,861	5.000%,04/01/2026	26,445	0.0
35,764	5.000%,05/01/2026	36,572	0.0
28,415	5.000%,08/01/2027	29,056	0.0
10,537	5.000%,04/01/2028	10,775	0.0
80,680	5.000%,05/01/2033	82,536	0.0
166,273	5.000%,06/01/2033	174,968	0.0
17,824	5.000%,08/01/2033	18,758	0.0
194,444	5.000%,09/01/2033	202,692	0.0
48,698	5.000%,02/01/2034	50,239	0.0
100,008	5.000%,03/01/2034	105,194	0.0
28,682	5.000%,06/01/2034	30,189	0.0
8,147	5.000%,11/01/2034	8,575	0.0
220,083	5.000%,02/01/2035	231,571	0.0
228,322	5.000%,03/01/2035	240,278	0.0
6,453	5.000%,05/01/2035	6,791	0.0
835,068	5.000%,07/01/2035	864,396	0.1
43,825	5.000%,08/01/2035	44,815	0.0
80,927	5.000%,09/01/2035	85,225	0.0
Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Uniform Mortgage-Backed Securities (continued)
4,121	5.000%,09/01/2035	$4,315	0.0
105,498	5.000%,10/01/2035	111,081	0.0
2,147	5.000%,10/01/2035	2,261	0.0
53,756	5.000%,12/01/2035	56,609	0.0
121,255	5.000%,02/01/2036	127,735	0.0
39,244	5.000%,03/01/2036	41,322	0.0
50,918	5.000%,04/01/2036	53,139	0.0
31,330	5.000%,05/01/2036	32,993	0.0
295,671	5.000%,07/01/2036	311,080	0.0
1,053,466	5.000%,12/01/2036	1,109,044	0.1
1,082,268	5.000%,07/01/2037	1,117,399	0.1
53,676	5.000%,04/01/2038	55,324	0.0
24,510	5.000%,04/01/2039	25,167	0.0
5,244	5.000%,07/01/2039	5,362	0.0
189,684	5.000%,11/01/2040	199,818	0.0
15,094	5.000%,04/01/2041	15,469	0.0
145,836	5.000%,05/01/2041	153,658	0.0
381,371	5.000%,06/01/2041	401,819	0.0
727,763	5.000%,06/01/2041	762,370	0.1
84	5.500%,11/01/2022	84	0.0
48	5.500%,11/01/2022	48	0.0
305	5.500%,11/01/2022	305	0.0
4	5.500%,12/01/2022	4	0.0
9,853	5.500%,06/01/2023	10,239	0.0
2,197	5.500%,07/01/2023	2,207	0.0
1,423	5.500%,09/01/2023	1,430	0.0
297	5.500%,01/01/2025	298	0.0
62	5.500%,08/01/2025	62	0.0
3,366	5.500%,07/01/2026	3,499	0.0
3,350	5.500%,12/01/2027	3,484	0.0
11,478	5.500%,04/01/2028	11,934	0.0
4,011	5.500%,08/01/2028	4,179	0.0
5,788	5.500%,01/01/2029	6,031	0.0
51,283	5.500%,10/01/2029	53,389	0.0
40,395	5.500%,04/01/2033	42,368	0.0
12,059	5.500%,10/01/2033	12,567	0.0
5,835	5.500%,11/01/2033	6,100	0.0
3,913	5.500%,11/01/2033	4,164	0.0
2,734	5.500%,11/01/2033	2,845	0.0
762	5.500%,11/01/2033	805	0.0
210,158	5.500%,12/01/2033	223,307	0.0
65,955	5.500%,12/01/2033	69,307	0.0
981	5.500%,12/01/2033	1,051	0.0
33,035	5.500%,12/01/2033	35,420	0.0
10,397	5.500%,12/01/2033	10,971	0.0
70,915	5.500%,01/01/2034	75,943	0.0
416	5.500%,01/01/2034	434	0.0
7,426	5.500%,01/01/2034	7,726	0.0

See Accompanying Notes to Financial Statements
125

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2022 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Uniform Mortgage-Backed Securities (continued)
8,736	5.500%,01/01/2034	$9,341	0.0
16,501	5.500%,01/01/2034	17,178	0.0
3,766	5.500%,06/01/2034	3,992	0.0
4,940	5.500%,11/01/2034	5,139	0.0
33,478	5.500%,11/01/2034	35,901	0.0
688	5.500%,12/01/2034	738	0.0
19,735	5.500%,01/01/2035	21,153	0.0
22,791	5.500%,01/01/2035	23,744	0.0
9,792	5.500%,01/01/2035	10,501	0.0
942,316	5.500%,02/01/2035	1,010,741	0.1
9,226	5.500%,02/01/2035	9,648	0.0
6,596	5.500%,07/01/2035	7,007	0.0
554,445	5.500%,08/01/2035	587,421	0.0
2,629	5.500%,10/01/2035	2,819	0.0
31,254	5.500%,11/01/2035	33,223	0.0
331	5.500%,11/01/2035	346	0.0
492	5.500%,12/01/2035	527	0.0
79,778	5.500%,12/01/2035	85,572	0.0
9,387	5.500%,12/01/2035	10,085	0.0
553	5.500%,12/01/2035	594	0.0
6,251	5.500%,01/01/2036	6,645	0.0
54,607	5.500%,01/01/2036	58,645	0.0
420	5.500%,02/01/2036	437	0.0
8,173	5.500%,04/01/2036	8,770	0.0
653,889	5.500%,07/01/2036	701,524	0.0
425	5.500%,08/01/2036	456	0.0
55,065	5.500%,09/01/2036	59,019	0.0
32,780	5.500%,09/01/2036	35,158	0.0
83,309	5.500%,12/01/2036	89,506	0.0
1,041	5.500%,12/01/2036	1,118	0.0
84,789	5.500%,12/01/2036	90,263	0.0
824	5.500%,12/01/2036	886	0.0
10,493	5.500%,01/01/2037	11,202	0.0
48,109	5.500%,01/01/2037	51,693	0.0
68,498	5.500%,02/01/2037	73,602	0.0
194,640	5.500%,03/01/2037	207,515	0.0
7,021	5.500%,04/01/2037	7,544	0.0
8,940	5.500%,05/01/2037	9,542	0.0
1,325	5.500%,05/01/2037	1,419	0.0
19,566	5.500%,05/01/2037	21,021	0.0
527	5.500%,05/01/2037	566	0.0
19,730	5.500%,06/01/2037	21,003	0.0
47,846	5.500%,06/01/2037	51,392	0.0
19,833	5.500%,07/01/2037	21,055	0.0
28,117	5.500%,08/01/2037	30,195	0.0
25,443	5.500%,08/01/2037	27,335	0.0
10,355	5.500%,08/01/2037	11,111	0.0
70,688	5.500%,09/01/2037	75,952	0.0
Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Uniform Mortgage-Backed Securities (continued)
577	5.500%,11/01/2037	$620	0.0
250,299	5.500%,01/01/2038	268,928	0.0
784	5.500%,02/01/2038	837	0.0
473	5.500%,02/01/2038	508	0.0
4,632	5.500%,03/01/2038	4,872	0.0
230,704	5.500%,03/01/2038	247,947	0.0
447	5.500%,04/01/2038	476	0.0
41,880	5.500%,04/01/2038	44,719	0.0
9,239	5.500%,04/01/2038	9,630	0.0
74,539	5.500%,05/01/2038	78,430	0.0
2,060	5.500%,05/01/2038	2,215	0.0
5,457	5.500%,05/01/2038	5,864	0.0
59,325	5.500%,06/01/2038	63,778	0.0
15,586	5.500%,06/01/2038	16,641	0.0
1,187,521	5.500%,06/01/2038	1,276,421	0.1
312	5.500%,07/01/2038	335	0.0
27,937	5.500%,07/01/2038	30,025	0.0
39,769	5.500%,07/01/2038	42,730	0.0
33,100	5.500%,07/01/2038	35,589	0.0
7,662	5.500%,08/01/2038	8,224	0.0
16,067	5.500%,08/01/2038	17,109	0.0
60,947	5.500%,08/01/2038	65,500	0.0
132,372	5.500%,11/01/2038	142,311	0.0
32,671	5.500%,11/01/2038	35,096	0.0
21,420	5.500%,12/01/2038	23,032	0.0
116	5.500%,12/01/2038	122	0.0
243,442	5.500%,01/01/2039	261,714	0.0
35,536	5.500%,01/01/2039	38,194	0.0
70,765	5.500%,01/01/2039	76,056	0.0
13,400	5.500%,03/01/2039	14,408	0.0
206,359	5.500%,06/01/2039	221,835	0.0
125,458	5.500%,06/01/2039	134,893	0.0
11,968	5.500%,07/01/2041	12,863	0.0
243,868	5.500%,09/01/2041	261,371	0.0
132	6.000%,01/01/2023	138	0.0
56,048	6.000%,11/01/2028	58,933	0.0
273	6.000%,04/01/2031	294	0.0
241	6.000%,01/01/2032	253	0.0
546	6.000%,11/01/2032	596	0.0
511	6.000%,11/01/2032	538	0.0
34,688	6.000%,01/01/2033	37,851	0.0
2,263	6.000%,09/01/2033	2,393	0.0
348	6.000%,01/01/2034	369	0.0
26,745	6.000%,06/01/2035	28,221	0.0
5,707	6.000%,07/01/2035	6,027	0.0
4,035	6.000%,07/01/2035	4,406	0.0
7,897	6.000%,07/01/2035	8,657	0.0
4,612	6.000%,07/01/2035	4,852	0.0

See Accompanying Notes to Financial Statements
126

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2022 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Uniform Mortgage-Backed Securities (continued)
369	6.000%,10/01/2035	$388	0.0
1,070	6.000%,10/01/2035	1,126	0.0
40,637	6.000%,11/01/2035	44,168	0.0
197,313	6.000%,12/01/2035	207,838	0.0
32,529	6.000%,12/01/2035	35,683	0.0
2,227	6.000%,12/01/2035	2,344	0.0
4,481	6.000%,01/01/2036	4,754	0.0
223	6.000%,02/01/2036	235	0.0
31,146	6.000%,02/01/2036	34,143	0.0
26,099	6.000%,02/01/2036	28,606	0.0
23,715	6.000%,03/01/2036	25,534	0.0
16,219	6.000%,03/01/2036	17,265	0.0
14,311	6.000%,04/01/2036	15,680	0.0
31,109	6.000%,04/01/2036	34,084	0.0
9,454	6.000%,05/01/2036	10,102	0.0
2,302	6.000%,06/01/2036	2,481	0.0
342	6.000%,06/01/2036	368	0.0
1,223	6.000%,07/01/2036	1,292	0.0
2,620	6.000%,07/01/2036	2,757	0.0
52,886	6.000%,07/01/2036	58,014	0.0
12,918	6.000%,07/01/2036	13,603	0.0
14,042	6.000%,08/01/2036	15,391	0.0
346,213	6.000%,08/01/2036	374,928	0.0
163,936	6.000%,08/01/2036	175,040	0.0
12,654	6.000%,08/01/2036	13,504	0.0
2,489	6.000%,08/01/2036	2,728	0.0
1,654	6.000%,08/01/2036	1,748	0.0
10,035	6.000%,09/01/2036	11,007	0.0
78	6.000%,09/01/2036	82	0.0
12,467	6.000%,09/01/2036	13,303	0.0
56,628	6.000%,09/01/2036	59,570	0.0
20,067	6.000%,09/01/2036	21,892	0.0
8,803	6.000%,09/01/2036	9,318	0.0
34,672	6.000%,09/01/2036	37,978	0.0
12,903	6.000%,10/01/2036	13,646	0.0
26,646	6.000%,10/01/2036	28,774	0.0
10,691	6.000%,10/01/2036	11,714	0.0
19,771	6.000%,10/01/2036	21,607	0.0
27,936	6.000%,10/01/2036	30,617	0.0
2,286	6.000%,10/01/2036	2,405	0.0
25,817	6.000%,11/01/2036	28,294	0.0
15,219	6.000%,11/01/2036	16,012	0.0
3,964	6.000%,11/01/2036	4,154	0.0
9,148	6.000%,11/01/2036	9,768	0.0
29,025	6.000%,12/01/2036	31,840	0.0
3,838	6.000%,12/01/2036	4,081	0.0
20,424	6.000%,12/01/2036	21,513	0.0
73,349	6.000%,12/01/2036	77,173	0.0
Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Uniform Mortgage-Backed Securities (continued)
1,394	6.000%,12/01/2036	$1,496	0.0
2,706	6.000%,12/01/2036	2,968	0.0
527	6.000%,01/01/2037	558	0.0
469	6.000%,01/01/2037	512	0.0
10,712	6.000%,01/01/2037	11,270	0.0
7,486	6.000%,01/01/2037	8,202	0.0
10,887	6.000%,02/01/2037	11,942	0.0
688	6.000%,02/01/2037	724	0.0
63,061	6.000%,02/01/2037	68,204	0.0
7,728	6.000%,02/01/2037	8,176	0.0
436	6.000%,03/01/2037	470	0.0
17,962	6.000%,03/01/2037	19,287	0.0
5,270	6.000%,03/01/2037	5,774	0.0
84,073	6.000%,03/01/2037	89,815	0.0
8,471	6.000%,03/01/2037	8,932	0.0
12,941	6.000%,03/01/2037	14,183	0.0
11,092	6.000%,04/01/2037	12,169	0.0
1,587	6.000%,04/01/2037	1,738	0.0
28,219	6.000%,04/01/2037	29,714	0.0
14,435	6.000%,04/01/2037	15,532	0.0
39,831	6.000%,04/01/2037	43,669	0.0
19,740	6.000%,04/01/2037	20,823	0.0
72,652	6.000%,04/01/2037	78,991	0.0
5,407	6.000%,04/01/2037	5,854	0.0
650	6.000%,04/01/2037	684	0.0
21,041	6.000%,04/01/2037	22,134	0.0
744	6.000%,04/01/2037	783	0.0
2,264	6.000%,04/01/2037	2,396	0.0
20,029	6.000%,04/01/2037	21,792	0.0
10,811	6.000%,05/01/2037	11,375	0.0
67,639	6.000%,05/01/2037	74,187	0.0
13,151	6.000%,05/01/2037	13,834	0.0
18,898	6.000%,05/01/2037	19,954	0.0
12,317	6.000%,05/01/2037	13,509	0.0
5,282	6.000%,05/01/2037	5,720	0.0
5,631	6.000%,05/01/2037	5,929	0.0
20,896	6.000%,05/01/2037	22,482	0.0
608	6.000%,05/01/2037	643	0.0
7,667	6.000%,05/01/2037	8,067	0.0
514	6.000%,05/01/2037	541	0.0
1,282	6.000%,06/01/2037	1,349	0.0
24,113	6.000%,06/01/2037	25,372	0.0
42,873	6.000%,06/01/2037	46,999	0.0
3,718	6.000%,06/01/2037	3,917	0.0
3,629	6.000%,06/01/2037	3,884	0.0
4,741	6.000%,06/01/2037	5,201	0.0
5,069	6.000%,06/01/2037	5,333	0.0
31,558	6.000%,07/01/2037	33,234	0.0

See Accompanying Notes to Financial Statements
127

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2022 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Uniform Mortgage-Backed Securities (continued)
6,548	6.000%,07/01/2037	$6,885	0.0
2,786	6.000%,07/01/2037	3,016	0.0
5,193	6.000%,07/01/2037	5,693	0.0
5,056	6.000%,07/01/2037	5,550	0.0
18,605	6.000%,07/01/2037	19,741	0.0
13,246	6.000%,07/01/2037	13,957	0.0
41,768	6.000%,07/01/2037	45,822	0.0
10,570	6.000%,07/01/2037	11,244	0.0
4,341	6.000%,08/01/2037	4,762	0.0
6,024	6.000%,08/01/2037	6,343	0.0
7,689	6.000%,08/01/2037	8,089	0.0
17,102	6.000%,08/01/2037	17,993	0.0
33,945	6.000%,08/01/2037	37,215	0.0
18,512	6.000%,08/01/2037	20,292	0.0
8,766	6.000%,08/01/2037	9,224	0.0
36,584	6.000%,08/01/2037	38,493	0.0
5,952	6.000%,09/01/2037	6,263	0.0
1,851	6.000%,09/01/2037	2,029	0.0
545	6.000%,09/01/2037	574	0.0
62,667	6.000%,09/01/2037	67,875	0.0
11,858	6.000%,09/01/2037	13,008	0.0
186,484	6.000%,09/01/2037	204,559	0.0
716	6.000%,10/01/2037	759	0.0
23,720	6.000%,10/01/2037	25,997	0.0
687	6.000%,11/01/2037	753	0.0
39,215	6.000%,11/01/2037	42,794	0.0
25,500	6.000%,11/01/2037	27,833	0.0
1,050	6.000%,12/01/2037	1,151	0.0
67,754	6.000%,12/01/2037	74,146	0.0
46,397	6.000%,12/01/2037	50,462	0.0
18,453	6.000%,12/01/2037	19,987	0.0
56,887	6.000%,02/01/2038	60,518	0.0
18,984	6.000%,02/01/2038	20,723	0.0
95,546	6.000%,02/01/2038	104,313	0.0
3,872	6.000%,03/01/2038	4,075	0.0
934	6.000%,03/01/2038	995	0.0
17,600	6.000%,03/01/2038	19,291	0.0
2,522	6.000%,05/01/2038	2,767	0.0
48,596	6.000%,05/01/2038	53,050	0.0
8,314	6.000%,06/01/2038	9,121	0.0
79,572	6.000%,07/01/2038	85,731	0.0
33,259	6.000%,07/01/2038	36,455	0.0
824	6.000%,08/01/2038	893	0.0
3,305	6.000%,09/01/2038	3,491	0.0
19,538	6.000%,09/01/2038	21,330	0.0
4,941	6.000%,09/01/2038	5,421	0.0
14,523	6.000%,09/01/2038	15,357	0.0
21,725	6.000%,10/01/2038	23,815	0.0
Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Uniform Mortgage-Backed Securities (continued)
355	6.000%,10/01/2038	$374	0.0
1,459	6.000%,10/01/2038	1,586	0.0
11,790	6.000%,10/01/2038	12,407	0.0
9,214	6.000%,10/01/2038	10,108	0.0
10,928	6.000%,10/01/2038	11,829	0.0
1,127	6.000%,11/01/2038	1,187	0.0
443	6.000%,11/01/2038	481	0.0
116,141	6.000%,11/01/2038	123,903	0.0
12,427	6.000%,12/01/2038	13,172	0.0
51,623	6.000%,12/01/2038	56,633	0.0
869	6.000%,12/01/2038	916	0.0
13,009	6.000%,10/01/2039	14,269	0.0
1,042	6.000%,10/01/2039	1,143	0.0
299,007	6.000%,02/01/2040	328,037	0.0
13,226	6.000%,04/01/2040	14,510	0.0
74,710	6.000%,09/01/2040	78,655	0.0
136,494	6.000%,10/01/2040	148,198	0.0
196,905	6.000%,05/01/2041	214,917	0.0
2,237	6.500%,04/01/2027	2,348	0.0
673	6.500%,02/01/2028	706	0.0
9	6.500%,06/01/2029	10	0.0
5,019	6.500%,01/01/2032	5,272	0.0
5,776	6.500%,04/01/2032	6,238	0.0
8,243	6.500%,10/01/2032	8,658	0.0
11,931	6.500%,10/01/2032	12,523	0.0
4,310	6.500%,03/01/2038	4,717	0.0
295	7.000%,08/01/2025	302	0.0
105	7.000%,02/01/2026	105	0.0
1,337	7.000%,03/01/2026	1,340	0.0
4,435	7.000%,03/01/2026	4,563	0.0
497	7.000%,12/01/2027	500	0.0
179,077	7.000%,03/01/2038	196,708	0.0
473,159	7.000%,04/01/2038	537,052	0.0
6,626	7.500%,09/01/2031	7,129	0.0
		376,035,079	14.2
	Total U.S. Government Agency Obligations (Cost $605,938,593)	599,828,992	22.6

U.S. TREASURY OBLIGATIONS: 10.7%
	U.S. Treasury Bonds: 3.2%
17,000	1.250%,05/15/2050	10,824	0.0
920,000	1.375%,11/15/2040	662,939	0.0
77,000	1.625%,11/15/2050	54,190	0.0
100	2.000%,11/15/2041	80	0.0
36,863,200 (1)	2.250%,02/15/2052	30,348,781	1.2
54,534,300	3.250%,05/15/2042	53,239,110	2.0
		84,315,924	3.2

See Accompanying Notes to Financial Statements
128

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2022 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
U.S. TREASURY OBLIGATIONS: (continued)
	U.S. Treasury Notes: 7.5%
25,000	0.125%,10/15/2023	$24,110	0.0
16,997,000	0.250%,06/15/2024	16,120,592	0.6
4,476,400	0.500%,11/30/2023	4,324,972	0.2
4,427,600	0.875%,01/31/2024	4,285,087	0.2
170,000	0.875%,06/30/2026	156,081	0.0
773,500	1.125%,02/15/2031	664,787	0.0
1,757,900	1.250%,11/30/2026	1,627,946	0.0
8,250,800	1.250%,09/30/2028	7,391,234	0.3
139,400	1.500%,01/31/2027	130,173	0.0
1,600,500	1.500%,11/30/2028	1,453,579	0.0
9,502,000 (1)	2.500%,05/31/2024	9,417,002	0.3
12,192,900 (1)	2.625%,05/31/2027	11,963,807	0.4
97,800	2.750%,04/30/2027	96,490	0.0
7,481,600	2.750%,05/31/2029	7,335,475	0.3
10,177,000	2.875%,06/15/2025	10,137,246	0.4
58,088,300 (1)	2.875%,05/15/2032	57,443,883	2.2
20,461,000	3.000%,06/30/2024	20,472,989	0.8
39,816,000	3.250%,06/30/2027	40,207,939	1.5
7,330,000	3.250%,06/30/2029	7,417,616	0.3
		200,671,008	7.5
	Total U.S. Treasury Obligations (Cost $288,597,802)	284,986,932	10.7

ASSET-BACKED SECURITIES: 6.4%
	Automobile Asset-Backed Securities: 0.0%
350,000 (2)	GLS Auto Receivables Issuer Trust 2021-4 C, 1.940%, 10/15/2027	327,842	0.0
13,283	Santander Drive Auto Receivables Trust 2019-3 C, 2.490%, 10/15/2025	13,289	0.0
		341,131	0.0
	Home Equity Asset-Backed Securities: 0.1%
1,211,201 (2)(3)	ACE Securities Corp. Mortgage Loan Trust Series 2007-D1 A2, 6.336%, 02/25/2038	986,692	0.0
144,150	Home Equity Asset Trust 2005-2 M5, 2.719%, (US0001M + 1.095)%, 07/25/2035	143,786	0.0
774,809	Morgan Stanley ABS Capital I, Inc. Trust 2005-NC2 M4, 2.539%, (US0001M + 0.915)%, 03/25/2035	768,990	0.0
Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Home Equity Asset-Backed Securities (continued)
94,574	New Century Home Equity Loan Trust 2005-2 M3, 2.359%, (US0001M + 0.735)%, 06/25/2035	$94,387	0.0
44,987	Renaissance Home Equity Loan Trust 2003-2 A, 2.504%, (US0001M + 0.880)%, 08/25/2033	42,366	0.0
1,011,996 (3)	Renaissance Home Equity Loan Trust 2005-3 AF4, 5.140%, 11/25/2035	1,007,970	0.1
52,307	Securitized Asset Backed Receivables LLC Trust 2006-WM4 A2A, 1.784%, (US0001M + 0.160)%, 11/25/2036	17,678	0.0
		3,061,869	0.1
	Other Asset-Backed Securities: 5.6%
2,000,000 (2)	AGL CLO 12 Ltd. 2021-12A C, 2.913%, (US0003M + 1.850)%, 07/20/2034	1,823,486	0.1
2,416,889 (2)(3)(4)(7)	American Homes 4 Rent 2015-SFR1 XS, 3.232%, 04/17/2052	—	—
650,000 (2)	AMMC CLO 16 Ltd. 2015-16A CR2, 2.988%, (US0003M + 1.950)%, 04/14/2029	626,923	0.0
3,470,000 (2)	Babson CLO Ltd. 2017-1A A2, 2.394%, (US0003M + 1.350)%, 07/18/2029	3,381,033	0.1
4,393,000 (2)	Babson CLO Ltd. 2018-3A A2, 2.363%, (US0003M + 1.300)%, 07/20/2029	4,301,186	0.2
886,667 (2)	Beacon Container Finance II LLC 2021-1A A, 2.250%, 10/22/2046	793,939	0.0
623,025 (3)	Bear Stearns Asset Backed Securities Trust 2006-SD4 1A1, 3.066%, 10/25/2036	601,607	0.0

See Accompanying Notes to Financial Statements
129

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2022 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Other Asset-Backed Securities (continued)
2,250,000 (2)	Benefit Street Partners CLO IV Ltd. 2014-IVA BRRR, 3.213%, (US0003M + 2.150)%, 01/20/2032	$2,126,164	0.1
2,000,000 (2)	Benefit Street Partners CLO XVIII Ltd. 2019-18A A1R, 2.214%, (US0003M + 1.170)%, 10/15/2034	1,932,184	0.1
1,950,000 (2)	Benefit Street Partners CLO XVIII Ltd. 2019-18A A2R, 2.494%, (US0003M + 1.450)%, 10/15/2034	1,849,240	0.1
1,450,000 (2)	BlueMountain CLO Ltd. 2021-28A C, 3.044%, (US0003M + 2.000)%, 04/15/2034	1,335,694	0.1
5,000,000 (2)	BlueMountain CLO XXXI Ltd. 2021-31A C, 3.044%, (US0003M + 2.000)%, 04/19/2034	4,615,005	0.2
2,344,125 (2)	Bojangles Issuer LLC 2020-3A A2, 3.832%, 10/20/2050	2,226,297	0.1
3,490,000 (2)	Broad River Bsl Funding Clo Ltd. 2020-1A AR, 2.233%, (US0003M + 1.170)%, 07/20/2034	3,368,230	0.1
3,000,000 (2)	Broad River Bsl Funding Clo Ltd. 2020-1A CR, 3.063%, (US0003M + 2.000)%, 07/20/2034	2,702,244	0.1
1,750,000 (2)	California Street CLO IX L.P. 2012-9A CR3, 3.544%, (US0003M + 2.500)%, 07/16/2032	1,685,985	0.1
5,500,000 (2)	Carlyle Global Market Strategies CLO 2016-1 Ltd. 2016-1A BR2, 3.113%, (US0003M + 2.050)%, 04/20/2034	5,086,812	0.2
2,400,000 (2)	Carlyle Global Market Strategies CLO Ltd. 2014-1A A2R2, 2.174%, (US0003M + 1.130)%, 04/17/2031	2,293,241	0.1
Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Other Asset-Backed Securities (continued)
3,250,000 (2)	Cedar Funding IV CLO Ltd. 2014-4A CRR, 3.184%, (US0003M + 2.000)%, 07/23/2034	$2,985,170	0.1
3,000,000 (2)	Cedar Funding VIII Clo Ltd. 2017-8A A2R, 2.494%, (US0003M + 1.450)%, 10/17/2034	2,848,008	0.1
40,417	Chase Funding Trust Series 2002-4 2A1, 2.364%, (US0001M + 0.740)%, 10/25/2032	38,938	0.0
106,708	Chase Funding Trust Series 2003-5 2A2, 2.224%, (US0001M + 0.600)%, 07/25/2033	99,821	0.0
1,101,853 (2)	CLI Funding VIII LLC 2022-1A A1, 2.720%, 01/18/2047	988,369	0.0
923,875 (2)	DB Master Finance LLC 2019-1A A23, 4.352%, 05/20/2049	864,720	0.0
486,250 (2)	DB Master Finance LLC 2019-1A A2II, 4.021%, 05/20/2049	470,887	0.0
293,250 (2)	Domino’s Pizza Master Issuer LLC 2019-1A A2, 3.668%, 10/25/2049	266,359	0.0
1,354,500 (2)	Driven Brands Funding LLC 2019-1A A2, 4.641%, 04/20/2049	1,300,579	0.0
3,662,325 (2)	Five Guys Holdings, Inc. 2017-1A A2, 4.600%, 07/25/2047	3,558,074	0.1
103,805	GSAMP Trust 2007-FM1 A2A, 1.694%, (US0001M + 0.070)%, 12/25/2036	55,065	0.0
1,138,009 (2)	HERO Funding Trust 2015-2A A, 3.990%, 09/20/2040	1,136,111	0.0
10,000,000 (2)	LCM 26A A2 Ltd., 2.313%, (US0003M + 1.250)%, 01/20/2031	9,636,200	0.4
2,450,000 (2)	LCM 30A CR Ltd., 3.063%, (US0003M + 2.000)%, 04/20/2031	2,293,937	0.1

See Accompanying Notes to Financial Statements
130

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2022 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Other Asset-Backed Securities (continued)
58,753	Long Beach Mortgage Loan Trust 2004-4 1A1, 2.184%, (US0001M + 0.560)%, 10/25/2034	$55,203	0.0
2,090,000 (2)	Madison Park Funding XLVIII Ltd. 2021-48A C, 3.044%, (US0003M + 2.000)%, 04/19/2033	1,970,233	0.1
1,650,000 (2)	Madison Park Funding XXI Ltd. 2016-21A ABRR, 2.444%, (US0003M + 1.400)%, 10/15/2032	1,539,222	0.1
1,247,457 (2)	Marlette Funding Trust 2019-2A C, 4.110%, 07/16/2029	1,241,318	0.0
1,467,854 (2)	Mosaic Solar Loan Trust 2018-1A A, 4.010%, 06/22/2043	1,417,712	0.1
857,652 (2)	Mosaic Solar Loan Trust 2018-2-GS B, 4.740%, 02/22/2044	832,693	0.0
1,728,714 (2)	Mosaic Solar Loans 2017-2A A LLC, 3.820%, 06/22/2043	1,643,031	0.1
1,500,000 (2)	Oak Hill Credit Partners 2021-8A C, 2.944%, (US0003M + 1.900)%, 01/18/2034	1,405,571	0.1
5,050,000 (2)	OCP CLO 2021-21A C Ltd., 2.963%, (US0003M + 1.900)%, 07/20/2034	4,608,201	0.2
4,000,000 (2)	Octagon Investment Partners XV Ltd. 2013-1A A2R, 2.394%, (US0003M + 1.350)%, 07/19/2030	3,870,080	0.1
1,800,000 (2)	OHA Credit Funding 9 Ltd. 2021-9A C, 2.944%, (US0003M + 1.900)%, 07/19/2035	1,682,584	0.1
4,000,000 (2)	Palmer Square CLO 2013-2A BR3 Ltd., 2.894%, (US0003M + 1.850)%, 10/17/2031	3,749,356	0.1
Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Other Asset-Backed Securities (continued)
2,000,000 (2)	Palmer Square CLO 2021-3A A2 Ltd., 1.633%, (US0003M + 1.400)%, 01/15/2035	$1,910,244	0.1
7,000,000 (2)	Palmer Square CLO Ltd. 2021-2A C, 2.844%, (US0003M + 1.800)%, 07/15/2034	6,479,921	0.2
344,806 (3)	Popular ABS Mortgage Pass-Through Trust 2005-D A5, 3.549%, 01/25/2036	337,617	0.0
2,450,000 (2)	Rockland Park CLO Ltd. 2021-1A C, 2.963%, (US0003M + 1.900)%, 04/20/2034	2,280,511	0.1
111,731	Small Business Administration Participation Certificates 2007-20L 1, 5.290%, 12/01/2027	114,718	0.0
1,000,000 (2)	SoFi Consumer Loan Program 2019-2 D Trust, 4.200%, 04/25/2028	986,708	0.0
1,522,875 (2)	Sonic Capital LLC 2020-1A A2I, 3.845%, 01/20/2050	1,445,247	0.1
2,600,000 (2)	Sound Point CLO XXIX Ltd. 2021-1A C1, 3.484%, (US0003M + 2.300)%, 04/25/2034	2,440,381	0.1
2,800,000 (2)	Sound Point CLO XXVI Ltd. 2021-1A C1R, 3.263%, (US0003M + 2.200)%, 07/20/2034	2,609,135	0.1
1,840,310 (2)	Sunrun Athena Issuer 2018-1 A LLC, 5.310%, 04/30/2049	1,802,769	0.1
8,200,000 (2)	Symphony CLO XXV Ltd. 2021-25A C, 3.094%, (US0003M + 2.050)%, 04/19/2034	7,622,745	0.3
1,737,000 (2)	Taco Bell Funding LLC 2018-1A A2II, 4.940%, 11/25/2048	1,667,801	0.1

See Accompanying Notes to Financial Statements
131

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2022 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Other Asset-Backed Securities (continued)
1,492,500 (2)	Taco Bell Funding LLC 2021-1A A23, 2.542%, 08/25/2051	$1,224,755	0.0
6,000,000 (2)	TCW CLO 2020-1A CRR Ltd., 3.113%, (US0003M + 2.050)%, 04/20/2034	5,580,576	0.2
5,500,000 (2)	TES LLC 2017-1A B, 7.740%, 10/20/2047	5,326,802	0.2
7,000,000 (2)	THL Credit Wind River 2017-3A CR Clo Ltd., 3.544%, (US0003M + 2.500)%, 04/15/2035	6,642,503	0.2
7,000,000 (2)	Trinitas Clo VII Ltd. 2017-7A A1R, 2.384%, (US0003M + 1.200)%, 01/25/2035	6,707,351	0.3
1,251,250 (2)	Triton Container Finance VIII LLC 2021-1A A, 1.860%, 03/20/2046	1,094,730	0.0
		147,581,226	5.6
	Student Loan Asset-Backed Securities: 0.7%
501,262 (2)	Commonbond Student Loan Trust 2017-BGS B, 3.260%, 09/25/2042	487,869	0.0
348,186 (2)	Commonbond Student Loan Trust 2018-AGS A1, 3.210%, 02/25/2044	340,306	0.0
602,872 (2)	Commonbond Student Loan Trust 2018-BGS B, 3.990%, 09/25/2045	591,212	0.0
2,000,000 (2)	Navient Private Education Refi Loan Trust 2018-A B, 3.680%, 02/18/2042	1,997,649	0.1
1,550,000 (2)	SMB Private Education Loan Trust 2014-A C, 4.500%, 09/15/2045	1,381,281	0.0
1,500,000 (2)	SMB Private Education Loan Trust 2017-A B, 3.500%, 06/17/2041	1,434,606	0.1
2,500,000 (2)(3)	SoFi Professional Loan Program 2017-C B, 3.560%, 07/25/2040	2,440,909	0.1
Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Student Loan Asset-Backed Securities (continued)
2,100,000 (2)	SoFi Professional Loan Program 2017-F BFX LLC, 3.620%, 01/25/2041	$2,022,715	0.1
2,200,000 (2)	Sofi Professional Loan Program 2018-A B LLC, 3.610%, 02/25/2042	2,125,291	0.1
5,000,000 (2)	Sofi Professional Loan Program 2018-B BFX Trust, 3.830%, 08/25/2047	4,838,100	0.2
798,332 (2)	Sofi Professional Loan Program 2018-C A2FX Trust, 3.590%, 01/25/2048	786,897	0.0
1,000,000 (2)	Sofi Professional Loan Program 2018-D BFX Trust, 4.140%, 02/25/2048	947,426	0.0
		19,394,261	0.7
	Total Asset-Backed Securities (Cost $179,913,714)	170,378,487	6.4

COMMERCIAL MORTGAGE-BACKED SECURITIES: 5.3%
12,350,158 (3)(4)	BANK 2019-BNK16 XA, 1.103%, 02/15/2052	593,558	0.0
50,672,153 (3)(4)	BANK 2019-BNK19 XA, 1.087%, 08/15/2061	2,670,709	0.1
22,800,000 (2)(3)(4)	BBCCRE Trust 2015-GTP XA, 0.749%, 08/10/2033	401,362	0.0
27,278,861 (3)(4)	Benchmark 2019-B12 XA Mortgage Trust, 1.179%, 08/15/2052	1,337,743	0.1
19,469,445 (3)(4)	Benchmark 2019-B9 XA Mortgage Trust, 1.202%, 03/15/2052	1,031,466	0.0
3,537,000 (2)(8)	BMD2 Re-Remic Trust 2019-FRR1 3AB, 0.000%, 05/25/2052	2,441,700	0.1
1,348,000 (2)(3)	BMD2 Re-Remic Trust 2019-FRR1 6B10, 2.520%, 05/25/2052	1,089,726	0.0

See Accompanying Notes to Financial Statements
132

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2022 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
4,000,000 (2)	BX Commercial Mortgage Trust 2021-IRON E, 3.674%, (US0001M + 2.350)%, 02/15/2038	$3,704,603	0.1
17,019,337 (3)(4)	CD 2016-CD1 Mortgage Trust XA, 1.504%, 08/10/2049	713,755	0.0
1,865,000 (2)(3)	Citigroup Commercial Mortgage Trust 2016-C2 E, 4.578%, 08/10/2049	1,362,254	0.1
34,732,289 (3)(4)	Citigroup Commercial Mortgage Trust 2017-P8 XA, 1.023%, 09/15/2050	1,259,398	0.1
51,421,279 (3)(4)	Citigroup Commercial Mortgage Trust 2018-C5 XA, 0.690%, 06/10/2051	1,605,555	0.1
2,101,000 (2)(3)	Citigroup Commercial Mortgage Trust 2018-C6 D, 5.234%, 11/10/2051	1,873,980	0.1
852,512 (3)(4)	COMM 2012-CR2 XA, 1.536%, 08/15/2045	341	0.0
16,622,455 (3)(4)	COMM 2012-CR3 XA, 1.980%, 10/15/2045	51,432	0.0
65,166,000 (2)(3)(4)	COMM 2012-CR4 XB, 0.768%, 10/15/2045	148,367	0.0
15,194,083 (3)(4)	COMM 2012-CR5 XA, 1.646%, 12/10/2045	19,224	0.0
1,910,000 (2)(3)	COMM 2013-CR10 E Mortgage Trust, 5.063%, 08/10/2046	1,792,100	0.1
72,331,808 (3)(4)	COMM 2016-CR28 XA, 0.776%, 02/10/2049	1,316,388	0.1
3,906,000 (2)(3)	COMM 2020-CBM F Mortgage Trust, 3.754%, 02/10/2037	3,421,578	0.1
750,000 (2)	CSAIL 2020-C19 E Commercial Mortgage Trust, 2.500%, 03/15/2053	527,984	0.0
3,616,000 (2)	CSWF 2021-SOP2 D, 3.641%, (US0001M + 2.317)%, 06/15/2034	3,398,433	0.1
2,939,417 (2)(7)	DBUBS 2011-LC2A F Mortgage Trust, 4.000%, (US0001M + 3.650)%, 07/10/2044	2,936,166	0.1
Principal Amount†		Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
10,482,280	Freddie Mac Multifamily 2021-ML08-X-US Certificates Sustainability Bonds, 1.846%, 07/25/2037	$1,688,883	0.1
8,073,094 (3)(4)	Freddie Mac Multifamily Structured Pass Through Certificates K020 X3, 3.727%, 05/25/2040	12	0.0
36,935,042 (3)(4)	Freddie Mac Multifamily Structured Pass Through Certificates K023 X1, 1.285%, 08/25/2022	5,747	0.0
22,000,000 (3)(4)	Freddie Mac Multifamily Structured Pass Through Certificates K028 X3, 1.718%, 06/25/2041	269,424	0.0
27,650,000 (3)(4)	Freddie Mac Multifamily Structured Pass Through Certificates K029 X3, 1.645%, 05/25/2041	347,761	0.0
10,700,000 (3)(4)	Freddie Mac Multifamily Structured Pass Through Certificates K035 X3, 1.849%, 12/25/2041	212,810	0.0
7,871,000 (2)(8)	FREMF 2016-K60 D Mortgage Trust, 0.000%, 12/25/2049	5,614,261	0.2
1,245,370 (2)	FREMF 2019-KBF3 C Mortgage Trust, 5.870%, (US0001M + 4.750)%, 01/25/2029	1,243,453	0.0
5,200,000 (2)(8)	FREMF 2019-KG01 C Mortgage Trust, 0.000%, 05/25/2029	3,038,658	0.1
66,299,945 (2)(4)	FREMF 2019-KG01 X2A Mortgage Trust, 0.100%, 04/25/2029	250,955	0.0
7,380,000 (2)(4)	FREMF 2019-KG01 X2B Mortgage Trust, 0.100%, 05/25/2029	35,311	0.0
1,000,000 (2)(3)	FRR Re-REMIC Trust 2018-C1 B725, 2.954%, 02/27/2050	955,341	0.0

See Accompanying Notes to Financial Statements
133

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2022 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
3,000,000 (2)(3)(9)	FRR Re-REMIC Trust 2018-C1 C725, 0.370%, 02/27/2050	$2,705,827	0.1
2,532,000 (2)	GAM RE-REMIC TR 2021-FFR2 BK44, 1.750%, 09/27/2051	2,251,975	0.1
2,845,000 (2)	GAM RE-REMIC TR 2021-FFR2 BK78, 2.430%, 09/27/2051	2,278,370	0.1
2,164,000 (2)(8)	GAM RE-REMIC TR 2021-FFR2 C730, 0.000%, 09/27/2051	1,830,163	0.1
2,631,000 (2)(8)	GAM RE-REMIC TR 2021-FFR2 CK44, 0.000%, 09/27/2051	2,172,507	0.1
2,140,000 (2)	GAM RE-REMIC TR 2021-FFR2 CK49, 1.050%, 09/27/2051	1,821,187	0.1
1,817,000 (2)(8)	GAM RE-REMIC TR 2021-FFR2 CK78, 0.000%, 09/27/2051	1,150,455	0.0
2,163,000 (2)(8)	GAM RE-REMIC TR 2021-FFR2 D730, 0.000%, 09/27/2051	1,784,731	0.1
2,140,000 (2)(8)	GAM RE-REMIC TR 2021-FFR2 DK49, 0.000%, 09/27/2051	1,691,731	0.1
6,158,000 (2)	GAM Re-REMIC Trust 2021-FRR1 1B, 0.890%, 11/29/2050	4,786,070	0.2
8,097,000 (2)	GAM Re-REMIC Trust 2021-FRR1 2B, 1.190%, 11/29/2050	5,775,510	0.2
4,451,000 (2)(4)	GAM Resecuritization Trust 2022-FRR3 BK47, 2.038%, 01/29/2052	3,670,694	0.1
3,030,000 (2)(9)	GAM Resecuritization Trust 2022-FRR3 BK61, 0.820%, 01/29/2052	2,378,827	0.1
3,298,000 (2)(9)	GAM Resecuritization Trust 2022-FRR3 BK89, 1.280%, 01/27/2052	2,260,753	0.1
1,723,000 (2)(9)	GAM Resecuritization Trust 2022-FRR3 C728, 0.460%, 08/27/2050	1,513,239	0.1
1,756,000 (2)(9)	GAM Resecuritization Trust 2022-FRR3 CK47, 0.640%, 05/27/2048	1,486,528	0.1
Principal Amount†		Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
2,125,000 (2)(9)	GAM Resecuritization Trust 2022-FRR3 CK61, 1.080%, 11/27/2049	$1,579,078	0.1
1,483,000 (2)(4)	GAM Resecuritization Trust 2022-FRR3 CK71, 1.411%, 01/29/2052	1,115,947	0.0
1,728,000 (2)(9)	GAM Resecuritization Trust 2022-FRR3 CK89, 1.500%, 01/27/2052	1,109,300	0.0
1,724,000 (2)(9)	GAM Resecuritization Trust 2022-FRR3 D728, 0.520%, 01/29/2052	1,476,439	0.1
2,328,000 (2)(9)	GAM Resecuritization Trust 2022-FRR3 DK27, 0.140%, 12/27/2045	2,250,253	0.1
1,388,000 (2)(9)	GAM Resecuritization Trust 2022-FRR3 DK41, 0.560%, 10/27/2047	1,204,885	0.0
1,755,000 (2)(9)	GAM Resecuritization Trust 2022-FRR3 DK47, 0.720%, 05/27/2048	1,454,564	0.1
580,000 (2)(9)	GAM Resecuritization Trust 2022-FRR3 EK27, 0.180%, 12/27/2045	555,358	0.0
924,000 (2)(9)	GAM Resecuritization Trust 2022-FRR3 EK41, 0.610%, 01/29/2052	771,968	0.0
28,218,114 (3)(4)	GS Mortgage Securities Trust 2013-GC16 XA, 1.179%, 11/10/2046	274,308	0.0
38,597,852 (3)(4)	GS Mortgage Securities Trust 2014-GC22 XA, 1.096%, 06/10/2047	466,038	0.0
6,930,000 (2)(3)	GS Mortgage Securities Trust 2019-GC40 DBD, 3.668%, 07/10/2052	6,377,662	0.2
5,310,000 (2)(3)	GS Mortgage Securities Trust 2019-GC40 DBE, 3.668%, 07/10/2052	4,807,325	0.2

See Accompanying Notes to Financial Statements
134

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2022 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
105,209,757 (3)(4)	GS Mortgage Securities Trust 2019-GC42 XA, 0.932%, 09/01/2052	$4,538,823	0.2
4,020,488 (3)(4)	JP Morgan Chase Commercial Mortgage Securities Trust 2012-CIBX XA, 0.552%, 06/15/2045	6	0.0
38,520,137 (3)(4)	JP Morgan Chase Commercial Mortgage Securities Trust 2016-JP4 XA, 0.724%, 12/15/2049	781,198	0.0
3,720,000 (2)(3)	JPMBB Commercial Mortgage Securities Trust 2013-C17 D, 5.049%, 01/15/2047	3,473,591	0.1
1,982,285 (3)(4)	JPMBB Commercial Mortgage Securities Trust 2015-C28 XA, 1.095%, 10/15/2048	36,006	0.0
292,068 (2)(3)(4)	LB-UBS Commercial Mortgage Trust 2006-C7 XCL, 0.637%, 11/15/2038	0	—
1,525,929 (2)(3)(4)	LB-UBS Commercial Mortgage Trust 2006-C7 XW, 0.637%, 11/15/2038	2	0.0
688,079 (2)	Life 2021-BMR F Mortgage Trust, 3.674%, (US0001M + 2.350)%, 03/15/2038	642,859	0.0
8,200,000	RFM 2022-WF1, 3.750%, 05/27/2027	8,200,000	0.3
2,060,000 (2)(3)	UBS-Barclays Commercial Mortgage Trust 2012-C4 D, 4.606%, 12/10/2045	1,942,596	0.1
25,874,104 (3)(4)	Wells Fargo Commercial Mortgage Trust 2014-LC18 XA, 1.182%, 12/15/2047	483,350	0.0
24,936,725 (3)(4)	Wells Fargo Commercial Mortgage Trust 2021-C59 E, 1.676%, 04/15/2054	2,380,247	0.1
696,126 (2)(3)	WFRBS Commercial Mortgage Trust 2011-C5 E, 5.703%, 11/15/2044	694,024	0.0
Principal Amount†		Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
2,327,411 (2)(3)(4)	WFRBS Commercial Mortgage Trust 2012-C8 XA, 1.491%, 08/15/2045	$77	0.0
9,020,000 (2)(3)	WFRBS Commercial Mortgage Trust 2013-C11 F, 4.371%, 03/15/2045	7,974,137	0.3
26,326,899 (2)(3)(4)	WFRBS Commercial Mortgage Trust 2013-C12 XA, 1.221%, 03/15/2048	113,687	0.0
	Total Commercial Mortgage-Backed Securities (Cost $148,780,775)	141,622,733	5.3

Shares		Value	Percentage of Net Assets
MUTUAL FUNDS: 25.3%
	Affiliated Investment Companies: 25.3%
10,289,334	Voya Emerging Markets Corporate Debt Fund - Class P	83,137,817	3.2
15,378,418	Voya Emerging Markets Hard Currency Debt Fund - Class P	111,801,096	4.2
95,766	Voya Floating Rate Fund - Class P	798,692	0.0
20,973,744	Voya High Yield Bond Fund - Class P	139,475,398	5.3
16,344,006	Voya Investment Grade Credit Fund - Class P	151,835,814	5.7
19,797,467	Voya Securitized Credit Fund - Class P	183,522,520	6.9
	Total Mutual Funds (Cost $780,205,426)	670,571,337	25.3
	Value	Percentage of Net Assets
PURCHASED OPTIONS (10): 0.0%
Total Purchased Options (Cost $1,124,624)	564,189	0.0
Total Long-Term Investments (Cost $3,168,683,989)	2,910,036,650	109.6

See Accompanying Notes to Financial Statements
135

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2022 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 4.7%
	Commercial Paper: 0.1%
1,976,000 (11)	Liberty Street Funding LLC, 1.550%, 07/01/2022 (Cost $1,975,915)	$1,975,915	0.1

	Floating Rate Notes: 0.6%
600,000 (11)	ANZ Bank, 1.660%, 08/18/2022	599,908	0.0
750,000 (11)	Bank of America N.A., 1.620%, 07/06/2022	749,997	0.1
400,000 (11)	Bank of Montreal, 1.650%, 07/25/2022	399,989	0.0
725,000 (11)	Bank of Nova Scotia, 1.650%, 07/12/2022	725,013	0.1
525,000 (11)	Bayeriche Landesbank of New York, 1.710%, 07/27/2022	525,003	0.0
625,000 (11)	Commonwealth Bank of Australia, 1.690%, 09/01/2022	624,846	0.0
375,000 (11)	Cooperatieve Rabobank U.A./New York, 1.640%, 07/11/2022	375,006	0.0
725,000 (11)	Cooperatieve Rabobank U.A./New York, 1.650%, 08/03/2022	724,960	0.0
725,000 (11)	Credit Agricole, 1.650%, 08/04/2022	725,005	0.0
725,000 (11)	Credit Industriel et Commercial, 1.640%, 07/05/2022	725,010	0.1
700,000 (11)	Credit Industriel et Commercial, 1.650%, 07/07/2022	700,012	0.0
325,000 (11)	DNB Bank ASA, 1.650%, 07/08/2022	325,006	0.0
600,000 (11)	Mizuho Bank Ltd., 1.680%, 07/25/2022	599,992	0.0
725,000 (11)	National Australia Bank Ltd., 1.640%, 08/08/2022	724,937	0.0
Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Floating Rate Notes (continued)
400,000 (11)	National Australia Bank Ltd., 1.660%, 08/15/2022	$399,956	0.0
725,000 (11)	National Bank of Canada, 1.670%, 08/09/2022	724,951	0.0
725,000 (11)	Natixis SA, 1.630%, 07/11/2022	725,010	0.1
600,000 (11)	Royal Bank of Canada, 1.640%, 07/11/2022	600,009	0.0
650,000 (11)	Royal Bank of Canada, 1.660%, 08/16/2022	649,912	0.0
725,000 (11)	Skandinaviska Enskilda Banken AB, 1.650%, 07/20/2022	724,988	0.0
725,000 (11)	Societe Generale, 1.670%, 08/08/2022	725,073	0.1
650,000 (11)	Starbird Funding Corp., 1.690%, 08/23/2022	649,885	0.0
500,000 (11)	Sumitomo Mitsui Trust Bank Ltd., 1.670%, 07/25/2022	499,993	0.0
250,000 (11)	Sumitomo Mitsui Trust Bank Ltd., 1.670%, 07/28/2022	249,996	0.0
725,000 (11)	Svenska Handelsbanken AB, 1.640%, 07/11/2022	725,010	0.0
275,000 (11)	Svenska Handelsbanken AB, 1.670%, 07/29/2022	274,991	0.0
325,000 (11)	Toronto-Dominion Bank, 1.650%, 07/25/2022	324,993	0.0
750,000 (11)	Westpac Banking Corp., 1.650%, 08/02/2022	749,964	0.1
	Total Floating Rate Notes (Cost $16,549,415)	16,549,415	0.6

See Accompanying Notes to Financial Statements
136

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2022 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements: 2.3%
1,881,495 (11)	Bank of America Inc., Repurchase Agreement dated 06/30/22, 1.45%, due 07/01/22 (Repurchase Amount $1,881,570, collateralized by various U.S. Government Securities, 2.375%, Market Value plus accrued interest $1,919,125, due 05/15/29)	$1,881,495	0.1
13,044,062 (11)	Cantor Fitzgerald Securities, Repurchase Agreement dated 06/30/22, 1.55%, due 07/01/22 (Repurchase Amount $13,044,616, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%- 9.000%, Market Value plus accrued interest $13,304,943, due 08/01/22-01/20/68)	13,044,062	0.5
6,893,617 (11)	Citadel Securities LLC, Repurchase Agreement dated 06/30/22, 1.55%, due 07/01/22 (Repurchase Amount $6,893,910, collateralized by various U.S. Government Securities, 0.000%-7.250%, Market Value plus accrued interest $7,031,846, due 07/21/22-05/15/52)	6,893,617	0.3
Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements (continued)
3,749,424 (11)	Industrial & Comm. Bank of China, Repurchase Agreement dated 06/30/22, 1.50%, due 07/01/22 (Repurchase Amount $3,749,578, collateralized by various U.S. Government Securities, 0.000%-3.250%, Market Value plus accrued interest $3,824,413, due 12/29/22-06/30/27)	$3,749,424	0.1
4,467,681 (11)	Mirae Asset Securities USA Inc., Repurchase Agreement dated 06/30/22, 1.59%, due 07/01/22 (Repurchase Amount $4,467,876, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.550%-8.250%, Market Value plus accrued interest $4,557,236, due 08/01/22-02/20/72)	4,467,681	0.2
22,797,493 (11)	RBC Dominion Securities Inc., Repurchase Agreement dated 06/30/22, 1.55%, due 07/01/22 (Repurchase Amount $22,798,461, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%- 6.875%, Market Value plus accrued interest $23,253,443, due 08/16/22-05/20/52)	22,797,493	0.8

See Accompanying Notes to Financial Statements
137

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2022 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements (continued)
8,080,092 (11)	State of Wisconsin Investment Board, Repurchase Agreement dated 06/30/22, 1.55%, due 07/01/22 (Repurchase Amount $8,080,435, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $8,241,706, due 01/15/25-02/15/51)	$8,080,092	0.3
	Total Repurchase Agreements (Cost $60,913,864)	60,913,864	2.3

	Time Deposits: 0.4%
2,400,000 (11)	Barclays Bank PLC, 1.590%, 07/01/2022	2,400,000	0.1
500,000 (11)	DZ Bank AG, 1.550%, 07/01/2022	500,000	0.0
2,230,000 (11)	Landesbank Baden-Wurttemberg, 1.570%, 07/01/2022	2,230,000	0.1
1,800,000 (11)	Mizuho Bank Ltd., 1.570%, 07/01/2022	1,800,000	0.1
1,160,000 (11)	Royal Bank of Canada, 1.570%, 07/01/2022	1,160,000	0.0
1,670,000 (11)	Skandinaviska Enskilda Banken AB, 1.560%, 07/01/2022	1,670,000	0.0
2,040,000 (11)	Toronto-Dominion Bank, 1.560%, 07/01/2022	2,040,000	0.1
	Total Time Deposits (Cost $11,800,000)	11,800,000	0.4

Shares		Value	Percentage of Net Assets
	Mutual Funds: 1.3%
2,436,000 (11)(12)	BlackRock Liquidity Funds, FedFund, Institutional Class, 1.320%	2,436,000	0.1
Shares		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Mutual Funds (continued)
2,608,000 (11)(12)	Goldman Sachs Financial Square Government Fund - Institutional Shares, 1.380%	$2,608,000	0.1
29,497,000 (11)(12)	Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Share Class), 1.380%	29,497,000	1.1
	Total Mutual Funds (Cost $34,541,000)	34,541,000	1.3
	Total Short-Term Investments (Cost $125,780,194)	125,780,194	4.7
	Total Investments in Securities (Cost $3,294,464,183)	$3,035,816,844	114.3
	Liabilities in Excess of Other Assets	(380,062,156)	(14.3)
	Net Assets	$2,655,754,688	100.0

†
Unless otherwise indicated, principal amount is shown in USD.

(1)
Security, or a portion of the security, is on loan.

(2)
Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

(3)
Variable rate security. Rate shown is the rate in effect as of June 30, 2022.

(4)
Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.

(5)
The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.

(6)
Represents or includes a TBA transaction.

(7)
For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.

(8)
Principal only securities represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. No payments of interest on the pool are passed through the principal only security.

See Accompanying Notes to Financial Statements
138

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2022 (Unaudited) (continued)

(9)
Represents a zero coupon bond. Rate shown reflects the effective yield as of June 30, 2022.

(10)
The tables within the Portfolio of Investments detail open purchased options which are non-income producing securities.

(11)
All or a portion of the security represents securities purchased with cash collateral received for securities on loan.

(12)
Rate shown is the 7-day yield as of June 30, 2022.

Reference Rate Abbreviations:
12MTA
12-month Treasury Average

COF 11
11th District Costs of Funds

H15T1Y
U.S. Treasury 1-Year Constant Maturity

PRIME
Federal Reserve Bank Prime Loan Rate

SOFR30A
30-day Secured Overnight Financing Rate

US0001M
1-month LIBOR

US0003M
3-month LIBOR

US0006M
6-month LIBOR

US0012M
12-month LIBOR

Investment Type Allocation as of June 30, 2022 (as a percentage of net assets)
Mutual Funds	25.3%
Corporate Bonds/Notes	24.4%
U.S. Government Agency Obligations	22.6%
Collateralized Mortgage Obligations	14.8%
U.S. Treasury Obligations	10.7%
Asset-Backed Securities	6.4%
Commercial Mortgage-Backed Securities	5.3%
Municipal Bonds	0.1%
Purchased Options	0.0%^
Liabilities in Excess of Other Assets*	(9.6)%
Net Assets	100.0%
^ Amount is less than 0.005%.
* Includes short-term investments.
Portfolio holdings are subject to change daily.

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2022 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2022
Asset Table
Investments, at fair value
Mutual Funds	$670,571,337	$—	$—	$670,571,337
Purchased Options	—	564,189	—	564,189
Corporate Bonds/Notes	—	647,288,565	—	647,288,565
Collateralized Mortgage Obligations	—	393,000,384	—	393,000,384
Municipal Bonds	—	1,795,031	—	1,795,031
Asset-Backed Securities	—	170,378,487	—	170,378,487
U.S. Government Agency Obligations	—	599,828,992	—	599,828,992
Commercial Mortgage-Backed Securities	—	138,686,567	2,936,166	141,622,733
U.S. Treasury Obligations	—	284,986,932	—	284,986,932
Short-Term Investments	34,541,000	91,239,194	—	125,780,194
Total Investments, at fair value	$705,112,337	$2,327,768,341	$2,936,166	$3,035,816,844
Other Financial Instruments+
Centrally Cleared Swaps	—	2,076,206	—	2,076,206
Forward Foreign Currency Contracts	—	1,330,714	—	1,330,714
Futures	414,433	—	—	414,433
Total Assets	$705,526,770	$2,331,175,261	$2,936,166	$3,039,638,197
Liabilities Table
Other Financial Instruments+
Centrally Cleared Swaps	$—	$(89,514)	$—	$(89,514)
Forward Foreign Currency Contracts	—	(325,373)	—	(325,373)
Forward Premium Swaptions	—	(696,212)	—	(696,212)
Futures	(4,960,409)	—	—	(4,960,409)
Written Options	—	(614,741)	—	(614,741)
Total Liabilities	$(4,960,409)	$(1,725,840)	$—	$(6,686,249)

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

See Accompanying Notes to Financial Statements
139

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2022 (Unaudited) (continued)

+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the period ended June 30, 2022, where the following issuers were considered an affiliate:
Issuer	Beginning Fair Value at 12/31/2021	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 6/30/2022	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Emerging Markets Corporate Debt Fund – Class P	$99,395,231	$1,994,541	$—	$(18,251,955)	$83,137,817	$1,994,542	$—	$—
Voya Emerging Markets Hard Currency Debt Fund – Class P	140,639,743	3,129,033	—	(31,967,680)	111,801,096	3,129,034	—	—
Voya Emerging Markets Local Currency Debt Fund – Class P	54,094,440	130,471	(71,225,272)	17,000,361	—	297,218	(23,301,872)	—
Voya Floating Rate Fund Class P	845,247	18,924	—	(65,479)	798,692	18,925	—	—
Voya High Yield Bond Fund – Class P	138,305,077	29,198,793	—	(28,028,472)	139,475,398	4,198,770	—	—
Voya Investment Grade Credit Fund – Class P	179,068,657	2,237,650	(158,940)	(29,311,553)	151,835,814	2,237,650	(158,940)	—
Voya Securitized Credit Fund – Class P	193,421,253	—	—	(9,898,733)	183,522,520	3,202,509	—	—
	$805,769,648	$36,709,412	$(71,384,212)	$(100,523,511)	$670,571,337	$15,078,648	$(23,460,812)	$—
The financial statements for the above mutual fund[s] can be found at www.sec.gov.
At June 30, 2022, the following forward foreign currency contracts were outstanding for Voya Intermediate Bond Portfolio:
Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD 1,706,546	HUF 621,498,481	Barclays Bank PLC	07/29/22	$70,625
USD 614,209	TRY 11,065,391	Barclays Bank PLC	07/29/22	(38,684)
PHP 4,202,365	USD 76,473	Barclays Bank PLC	08/05/22	(224)
USD 4,626,857	THB 158,691,497	Barclays Bank PLC	08/05/22	131,856
MYR 13,034,344	USD 2,960,265	Barclays Bank PLC	08/05/22	(1,474)
USD 2,962,687	MYR 13,034,344	Barclays Bank PLC	08/05/22	3,896
THB 158,691,497	USD 4,521,383	Barclays Bank PLC	08/05/22	(26,382)
HUF 621,498,481	USD 1,623,833	BNP Paribas	07/29/22	12,087
USD 5,519,147	CNY 36,684,320	BNP Paribas	08/05/22	40,591
CNY 36,684,320	USD 5,479,993	BNP Paribas	08/05/22	(1,436)
CLP 1,551,286,349	USD 1,679,803	BNP Paribas	08/05/22	(1,837)
SGD 305,095	USD 221,646	BNP Paribas	08/05/22	(2,034)
USD 4,119,865	ZAR 63,520,811	Citibank N.A.	07/29/22	225,774
USD 3,341	ILS 11,094	Citibank N.A.	07/29/22	161
ZAR 63,520,811	USD 3,986,131	Goldman Sachs & Co.	07/29/22	(92,040)
RON 6,364,323	USD 1,353,378	Goldman Sachs & Co.	07/29/22	(9,991)
PLN 19,482,975	USD 4,365,383	Goldman Sachs & Co.	07/29/22	(33,961)
USD 1,369,598	RON 6,364,323	Goldman Sachs & Co.	07/29/22	26,211
CZK 53,820,783	USD 2,289,374	Goldman Sachs & Co.	07/29/22	(18,208)
PEN 6,295,766	USD 1,654,544	Goldman Sachs & Co.	08/05/22	(16,017)
USD 5,649,069	IDR 81,522,390,850	HSBC Bank USA N.A.	08/05/22	201,091
TRY 11,065,391	USD 655,600	JPMorgan Chase Bank N.A.	07/29/22	(2,707)
IDR 81,522,390,850	USD 5,490,463	JPMorgan Chase Bank N.A.	08/05/22	(42,484)
MXN 122,418,537	USD 6,074,387	JPMorgan Chase Bank N.A.	08/05/22	(23,286)
USD 4,525,285	PLN 19,482,975	Morgan Stanley Capital Services LLC	07/29/22	193,863
See Accompanying Notes to Financial Statements
140

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2022 (Unaudited) (continued)

Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD 2,319,558	CZK 53,820,783	Morgan Stanley Capital Services LLC	07/29/22	$48,392
COP 10,683,261,693	USD 2,572,426	Morgan Stanley Capital Services LLC	08/05/22	(14,608)
USD 2,788,905	COP 10,683,261,693	Morgan Stanley Capital Services LLC	08/05/22	231,086
USD 6,196,183	MXN 122,418,537	Morgan Stanley Capital Services LLC	08/05/22	145,081
				$1,005,341

At June 30, 2022, the following futures contracts were outstanding for Voya Intermediate Bond Portfolio:
Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long Contracts:
U.S. Treasury Long Bond	339	09/21/22	$46,993,875	$(708,007)
U.S. Treasury Ultra Long Bond	525	09/21/22	81,030,469	(1,665,520)
			$128,024,344	$(2,373,527)
Short Contracts:
U.S. Treasury 10-Year Note	(413)	09/21/22	(48,953,406)	(145,106)
U.S. Treasury 2-Year Note	(345)	09/30/22	(72,455,391)	414,433
U.S. Treasury 5-Year Note	(610)	09/30/22	(68,472,500)	(1,693,310)
U.S. Treasury Ultra 10-Year Note	(282)	09/21/22	(35,919,750)	(748,466)
			$(225,801,047)	$(2,172,449)
At June 30, 2022, the following centrally cleared credit default swaps were outstanding for Voya Intermediate Bond Portfolio:
Centrally Cleared Credit Default Swaps on Credit Indices — Buy Protection(1)
Reference Entity/Obligation	Buy/Sell Protection	(Pay)/ Receive Financing Rate (%)(2)	Termination Date	Notional Amount(3)	Fair Value(4)	Unrealized Appreciation/ (Depreciation)
CDX North American High Yield Index, Series 33, Version 12	Buy	(5.000)	12/20/24	USD 27,986,640	$(292,135)	$1,904,302
					$(292,135)	$1,904,302

(1)
If a Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Portfolio will either i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)
Payments made quarterly.

(3)
The maximum amount of future payments (undiscounted) that a Portfolio as seller of protection could be required to make or receive as a buyer of credit protection under a credit default swap agreement would be an amount equal to the notional amount of the agreement.

(4)
The fair values for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Increasing fair values, in absolute terms, when compared to the notional amount of the agreement, represent a deterioration of the referenced obligation’s credit soundness and a greater likelihood or risk of default or other credit event occurring.

At June 30, 2022, the following centrally cleared interest rate swaps were outstanding for Voya Intermediate Bond Portfolio:
Pay/Receive Floating Rate	Floating Rate Index	Floating Rate Index Payment Frequency	Fixed Rate	Fixed Rate Payment Frequency	Maturity Date	Notional Amount	Fair Value	Unrealized Appreciation/ (Depreciation)
Pay	1-day Secured Overnight Financing Rate	Annual	2.836%	Annual	07/14/32	USD 5,408,500	$30,004	$30,004
Pay	1-day Secured Overnight Financing Rate	Annual	2.897	Annual	07/14/32	USD 5,694,000	62,068	62,068
Pay	1-day Secured Overnight Financing Rate	Annual	2.941	Annual	07/14/32	USD 5,408,500	79,832	79,832
Receive	1-day Secured Overnight Financing Rate	Annual	2.933	Annual	07/14/32	USD 2,163,400	(30,421)	(30,421)
Receive	1-day Secured Overnight Financing Rate	Annual	2.981	Annual	07/14/32	USD 3,245,100	(59,093)	(59,093)
							$82,390	$82,390
See Accompanying Notes to Financial Statements
141

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2022 (Unaudited) (continued)

At June 30, 2022, the following OTC purchased foreign currency dual digital options were outstanding for Voya Intermediate Bond Portfolio:
Description	Counterparty	Expiration Date	Exercise Price	Notional Amount	Cost	Fair Value
AUD/USD & USD/JPY Dual Digital	Standard Chartered Bank	08/10/22	0.6728 & 126.25	USD 538,000	$40,350	$3,892
					$40,350	$3,892
At June 30, 2022, the following OTC purchased foreign currency options were outstanding for Voya Intermediate Bond Portfolio:
Description	Counterparty	Expiration Date	Exercise Price	Notional Amount	Cost	Fair Value
Call JPY vs. Put USD	BNP Paribas	02/27/25	107.500	USD 6,000,500	$297,625	$136,720
Call USD vs. Put AUD	Morgan Stanley Capital Services LLC	08/18/22	0.650	USD 74,544,000	530,604	319,374
Call USD vs. Put AUD	Standard Chartered Bank	08/18/22	0.640	USD 34,940,000	256,045	104,203
					$1,084,274	$560,297
At June 30, 2022, the following OTC written interest rate swaptions were outstanding for Voya Intermediate Bond Portfolio:
Description	Counterparty	Pay/ Receive Exercise Rate	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount	Premiums Received	Fair Value
Call on 10-Year Interest Rate Swap(1)	Goldman Sachs International	Pay	3.070%	1-day Secured Overnight Financing Rate	07/12/22	USD 5,907,000	$62,762	$(147,738)
Call on 10-Year Interest Rate Swap(1)	Goldman Sachs International	Pay	3.070%	1-day Secured Overnight Financing Rate	07/12/22	USD 17,721,000	187,178	(443,215)
Put on 10-Year Interest Rate Swap(2)	BNP Paribas	Receive	3.070%	1-day Secured Overnight Financing Rate	07/12/22	USD 17,721,000	187,178	(17,841)
Put on 10-Year Interest Rate Swap(2)	Goldman Sachs International	Receive	3.070%	1-day Secured Overnight Financing Rate	07/12/22	USD 5,907,000	62,762	(5,947)
							$499,880	$(614,741)
At June 30, 2022, the following OTC forward premium swaptions were outstanding for Voya Intermediate Bond Portfolio:
Description	Counterparty	Exercise Rate(3)	Pay/ Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount	Premium receivable/ (payable) at expiration(4)	Unrealized Appreciation/ (Depreciation)
Call on 30-Year Interest Rate Swap (Purchased)	Barclays Bank PLC	0.000%	Receive	1-day Secured Overnight Financing Rate	06/14/27	USD 12,484,500	$(2,184,787)	$(100,756)
Call on 30-Year Interest Rate Swap (Purchased)	Barclays Bank PLC	0.000%	Receive	1-day Secured Overnight Financing Rate	05/28/27	USD 20,904,800	(3,700,150)	(190,805)
Call on 30-Year Interest Rate Swap (Purchased)	Nomura International PLC	0.000%	Receive	1-day Secured Overnight Financing Rate	05/25/27	USD 6,658,000	(1,198,440)	(77,792)
Call on 35-Year Interest Rate Swap (Purchased)	Barclays Bank PLC	0.000%	Receive	1-day Secured Overnight Financing Rate	06/03/27	USD 12,484,500	(2,187,909)	(99,337)
Put on 30-Year Interest Rate Swap (Purchased)	Barclays Bank PLC	0.000%	Pay	1-day Secured Overnight Financing Rate	05/25/27	USD 19,473,000	(3,505,140)	(227,522)
							$(12,776,426)	$(696,212)

(1)
Portfolio pays the exercise rate semi-annually and receives the floating rate index quarterly.

(2)
Portfolio receives the exercise rate semi-annually and pays the floating rate index quarterly.

(3)
Forward premium swaption exercise rates represent the premium price on each respective swaption contract. Final exercise rate will be determined at the expiration of each respective swaption contract.

(4)
Forward premium swaptions include premiums receivable/(payable) that have extended settlement dates. Premiums are not exchanged until the expiration date of each respective forward premium swaption contract.

See Accompanying Notes to Financial Statements
142

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2022 (Unaudited) (continued)

Currency Abbreviations
CLP – Chilean Peso
COP – Colombian Peso
CNY – Chinese Yuan
CZK – Czech Koruna
HUF – Hungarian Forint
IDR – Indonesian Rupiah
ILS – Israeli New Shekel
MXN – Mexican Peso
MYR – Malaysian Ringgit
PEN – Peruvian Nuevo Sol
PHP – Philippine Peso
PLN – Polish Zloty
RON – Romanian New Leu
SGD – Singapore Dollar
THB – Thai Baht
TRY – Turkish Lira
USD – United States Dollar
ZAR – South African Rand
A summary of derivative instruments by primary risk exposure is outlined in the following tables.
The fair value of derivative instruments as of June 30, 2022 was as follows:
Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Foreign exchange contracts	Investments in securities at value*	$564,189
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	1,330,714
Interest rate contracts	Variation margin receivable on futures contracts**	414,433
Credit contracts	Variation margin receivable on centrally cleared swaps**	1,904,302
Interest rate contracts	Variation margin receivable on centrally cleared swaps**	171,904
Total Asset Derivatives		$4,385,542
Liability Derivatives
Foreign exchange contracts	Unrealized depreciation on forward foreign currency contracts	$325,373
Interest rate contracts	Variation margin payable on futures contracts**	4,960,409
Interest rate contracts	Variation margin payable on centrally cleared swaps**	89,514
Interest rate contracts	Unrealized depreciation on OTC forward premium swaptions	696,213
Interest rate contracts	Written options, at fair value	614,741
Total Liability Derivatives		$6,686,250

*
Includes purchased options.

**
The fair value presented above represents the cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps as reported in the tables within the Portfolio of Investments. In the Statement of Assets and Liabilities, only current day's unsettled variation margin is reported in receivables or payables on futures contracts and centrally cleared swaps and the net cumulative unrealized appreciation (depreciation) is included in total distributable earnings (loss).

The effect of derivative instruments on the Portfolio's Statement of Operations for the period ended June 30, 2022 was as follows:
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Investments*	Forward foreign currency contracts	Futures	Swaps	Written options	Total
Credit contracts	$—	$—	$—	$8,720,676	$—	$8,720,676
Equity contracts	—	—	10,236	—	(407,128)	(396,892)
Foreign exchange contracts	549,452	(306,290)	—	—	1,088,231	1,331,393
Interest rate contracts	—	—	(29,384,247)	(3,318,729)	3,068,797	(29,634,179)
Total	$549,452	$(306,290)	$(29,374,011)	$5,401,947	$3,749,900	$(19,979,002)
See Accompanying Notes to Financial Statements
143

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2022 (Unaudited) (continued)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Investments*	Forward foreign currency contracts	Futures	Swaps	Written options	Total
Credit contracts	$—	$—	$—	$2,115,548		$2,115,548
Equity contracts	629,190	—	—	—	(551,748)	77,442
Foreign exchange contracts	(560,435)	1,678,579	—	—	—	1,118,144
Interest rate contracts	(696,213)	—	(7,156,193)	82,390	(114,861)	(7,884,877)
Total	$(627,458)	$1,678,579	$(7,156,193)	$2,197,938	$(666,609)	$(4,573,743)

*
Amounts recognized for purchased options are included in net realized gain (loss) on investments and net change in unrealized appreciation or depreciation on investments.

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at June 30, 2022:
	Barclays Bank PLC	BNP Paribas	Citibank N.A.	Goldman Sachs & Co.	HSBC Bank USA N.A.	JPMorgan Chase Bank N.A.	Morgan Stanley Capital Services LLC	Nomura International PLC	Standard Chartered Bank	Totals
Assets:
Purchased options	$—	$136,720	$—	$—	$—	$—	$319,374	$—	$108,095	$564,189
Forward foreign currency contracts	206,377	52,678	225,935	26,211	201,091	—	618,422	—	—	1,330,714
Total Assets	$206,377	$189,398	$225,935	$26,211	$201,091	$—	$937,796	$—	$108,095	$1,894,903
Liabilities:
Forward foreign currency contracts	$66,764	$5,307	$—	$170,217	$—	$68,477	$14,608	$—	$—	$325,373
Forward premium swaptions	618,421	—	—	—	—	—	—	77,792	—	696,213
Written options	—	461,056	—	153,685	—	—	—	—	—	614,741
Total Liabilities	$685,185	$466,363	$—	$323,902	$—	$68,477	$14,608	$77,792	$—	$1,636,327
Net OTC derivative instruments by counterparty, at fair value	$(478,808)	$(276,965)	$225,935	$(297,691)	$201,091	$(68,477)	$923,188	$(77,792)	$108,095	$258,576
Total collateral pledged by the Portfolio/(Received from counterparty)	$478,808	$—	$(225,935)	$170,000	$—	$—	$(910,000)	$—	$—	$(487,127)
Net Exposure(1)(2)	$—	$(276,965)	$—	$(127,691)	$201,091	$(68,477)	$13,188	$(77,792)	$108,095	$(228,551)

(1)
Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Portfolio. Please refer to Note 2 for additional details regarding counterparty credit risk and credit related contingent features.

(2)
At June 30, 2022, the Portfolio had pledged $530,000 in cash collateral to Barclays Bank PLC. In addition, the Portfolio had received $200,000 and $460,000 in cash collateral from BNP Paribas and Citibank N.A., respectively. Excess cash collateral is not shown for financial reporting purposes.

At June 30, 2022, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:
Cost for federal income tax purposes was $3,299,867,386.
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation	$10,517,518
Gross Unrealized Depreciation	(279,629,393)
Net Unrealized Depreciation	$(269,111,875)
See Accompanying Notes to Financial Statements
144

PORTFOLIO OF INVESTMENTS
Voya Small Company Portfolio	as of June 30, 2022 (Unaudited)

Shares		Value	Percentage of Net Assets
COMMON STOCK: 99.1%
	Communication Services: 3.7%
143,736 (1)	Cargurus, Inc.	$3,088,887	1.0
90,479 (1)	Imax Corp.	1,528,190	0.5
247,220 (1)	Playtika Holding Corp.	3,273,193	1.0
82,407 (1)	Yelp, Inc.	2,288,442	0.7
23,769 (1)	Ziff Davis, Inc.	1,771,504	0.5
		11,950,216	3.7
	Consumer Discretionary: 6.4%
21,303	Acushnet Holdings Corp.	887,909	0.3
169,859	International Game Technology PLC	3,152,583	1.0
183,874 (1)	Lindblad Expeditions Holdings, Inc.	1,489,379	0.4
216,052 (1)	Modine Manufacturing Co.	2,275,028	0.7
81,398 (1)	Sonos, Inc.	1,468,420	0.4
87,676	Steven Madden Ltd.	2,824,044	0.9
82,967 (1)	Taylor Morrison Home Corp.	1,938,109	0.6
244,193 (1)	Tri Pointe Homes, Inc.	4,119,536	1.3
126,918	Wolverine World Wide, Inc.	2,558,667	0.8
		20,713,675	6.4
	Energy: 1.7%
88,240	Murphy Oil Corp.	2,663,966	0.8
140,833	World Fuel Services Corp.	2,881,443	0.9
		5,545,409	1.7
	Financials: 16.2%
26,011	Argo Group International Holdings Ltd.	958,765	0.3
176,138	Associated Banc-Corp.	3,216,280	1.0
27,357	Atlantic Union Bankshares Corp.	927,949	0.3
127,478	BankUnited, Inc.	4,534,392	1.4
35,542	Berkshire Hills Bancorp, Inc.	880,375	0.3
20,406	Capstar Financial Holdings, Inc.	400,366	0.1
28,590	Cathay General Bancorp.	1,119,299	0.3
28,366	Community Bank System, Inc.	1,795,001	0.5
98,103	ConnectOne Bancorp, Inc.	2,398,618	0.7
88,573	Eastern Bankshares, Inc.	1,635,058	0.5
72,316 (2)	Ellington Financial, Inc.	1,060,876	0.3
57,180	Essent Group Ltd.	2,224,302	0.7
56,620	Federated Hermes, Inc.	1,799,950	0.5
13,342 (2)	HCI Group, Inc.	904,054	0.3
121,760	Home Bancshares, Inc./ Conway AR	2,528,955	0.8
25,115	International Bancshares Corp.	1,006,609	0.3
50,229 (2)	KKR Real Estate Finance Trust, Inc.	876,496	0.3
78,371	MFA Financial, Inc.	842,488	0.3
70,410 (1)	NMI Holdings, Inc.	1,172,327	0.4
26,130	OFG Bancorp	663,702	0.2
45,408	Origin Bancorp, Inc.	1,761,830	0.5
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Financials (continued)
120,863	Pacific Premier Bancorp, Inc.	$3,534,034	1.1
23,545 (1)	Palomar Holdings, Inc.	1,516,298	0.5
128,504	Provident Financial Services, Inc.	2,860,499	0.9
106,494	Radian Group, Inc.	2,092,607	0.6
277,941	Redwood Trust, Inc.	2,142,925	0.7
96,085	Simmons First National Corp.	2,042,767	0.6
16,481 (1)	Third Coast Bancshares, Inc.	360,934	0.1
58,189	United Community Banks, Inc./GA	1,756,726	0.5
259,778	Valley National Bancorp	2,704,289	0.8
6,727	Virtus Investment Partners, Inc.	1,150,452	0.4
		52,869,223	16.2
	Health Care: 17.4%
69,705 (1)	Acadia Pharmaceuticals, Inc.	982,143	0.3
22,536 (1)	Addus HomeCare Corp.	1,876,798	0.6
157,188 (1)	Allscripts Healthcare Solutions, Inc.	2,331,098	0.7
125,201 (1)	Amicus Therapeutics, Inc.	1,344,659	0.4
53,256 (1)	Arrowhead Pharmaceuticals, Inc.	1,875,144	0.6
22,084 (1)	AtriCure, Inc.	902,352	0.3
291,844 (1)	BioCryst Pharmaceuticals, Inc.	3,087,709	0.9
74,334 (1)	Castle Biosciences, Inc.	1,631,631	0.5
724,395 (1)	Cerus Corp.	3,832,050	1.2
133,645 (1)	Coherus Biosciences, Inc.	967,590	0.3
73,662 (1)	Corcept Therapeutics, Inc.	1,751,682	0.5
33,972 (1)	Cross Country Healthcare, Inc.	707,637	0.2
67,519 (1)	Denali Therapeutics, Inc.	1,987,084	0.6
9,251	Ensign Group, Inc.	679,671	0.2
33,941 (1)	Global Blood Therapeutics, Inc.	1,084,415	0.3
14,219 (1)	Haemonetics Corp.	926,794	0.3
62,477 (1)	Health Catalyst, Inc.	905,292	0.3
31,258 (1)	HealthEquity, Inc.	1,918,929	0.6
13,146 (1)	Inari Medical, Inc.	893,797	0.3
12,669 (1)	Integer Holdings Corp.	895,192	0.3
324,694 (1)(2)	MannKind Corp.	1,237,084	0.4
39,802 (1)	Medpace Holdings, Inc.	5,957,165	1.8
38,793 (1)	Merit Medical Systems, Inc.	2,105,296	0.6
10,427 (1)	ModivCare, Inc.	881,081	0.3
62,225 (1)	Neogen Corp.	1,499,000	0.4
13,738 (1)	NuVasive, Inc.	675,360	0.2
145,956 (1)	Phreesia, Inc.	3,650,360	1.1
18,728	Premier, Inc.	668,215	0.2
31,154 (1)	PTC Therapeutics, Inc.	1,248,029	0.4
161,787	Select Medical Holdings Corp.	3,821,409	1.2
16,594 (1)	Staar Surgical Co.	1,177,012	0.4
38,681 (1)	Travere Therapeutics, Inc.	937,241	0.3

See Accompanying Notes to Financial Statements
145

PORTFOLIO OF INVESTMENTS
Voya Small Company Portfolio	as of June 30, 2022 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Health Care (continued)
122,433 (1)	Veracyte, Inc.	$2,436,417	0.7
		56,875,336	17.4
	Industrials: 15.2%
27,918	AAON, Inc.	1,528,790	0.5
86,331	ABM Industries, Inc.	3,748,492	1.1
29,935 (1)	Air Transport Services Group, Inc.	860,033	0.3
16,369	Alamo Group, Inc.	1,905,843	0.6
49,220	Altra Industrial Motion Corp.	1,735,005	0.5
35,429	Barnes Group, Inc.	1,103,259	0.3
32,402	Brady Corp.	1,530,670	0.5
35,549	Curtiss-Wright Corp.	4,694,601	1.4
38,120	Federal Signal Corp.	1,357,072	0.4
28,030	Franklin Electric Co., Inc.	2,053,478	0.6
121,088	Hillenbrand, Inc.	4,959,764	1.5
9,082	ICF International, Inc.	862,790	0.3
9,082	Insperity, Inc.	906,656	0.3
62,786 (1)	JELD-WEN Holding, Inc.	916,048	0.3
7,736	John Bean Technologies Corp.	854,209	0.3
104,382	Kennametal, Inc.	2,424,794	0.7
137,121	Mueller Water Products, Inc.	1,608,429	0.5
68,056 (1)	Resideo Technologies, Inc.	1,321,647	0.4
127,815	Shyft Group, Inc./The	2,376,081	0.7
18,387	Simpson Manufacturing Co., Inc.	1,849,916	0.6
21,751 (1)	SPX Corp.	1,149,323	0.3
89,695	Terex Corp.	2,454,952	0.8
103,934 (1)	TPI Composites, Inc.	1,299,175	0.4
152,368 (1)	Upwork, Inc.	3,150,970	1.0
15,584	Watts Water Technologies, Inc.	1,914,339	0.6
22,406	Werner Enterprises, Inc.	863,527	0.3
		49,429,863	15.2
	Information Technology: 20.0%
209,661 (1)	ACI Worldwide, Inc.	5,428,123	1.7
29,823 (1)	Altair Engineering, Inc.	1,565,707	0.5
16,594 (1)	Appfolio, Inc.	1,504,080	0.5
68,728 (1)	Avid Technology, Inc.	1,783,492	0.5
16,930	Badger Meter, Inc.	1,369,468	0.4
39,017 (1)	Blackbaud, Inc.	2,265,717	0.7
187,647 (1)	Box, Inc.	4,717,446	1.4
73,101 (1)	Cohu, Inc.	2,028,553	0.6
50,229 (1)	Commvault Systems, Inc.	3,159,404	1.0
36,326	CSG Systems International, Inc.	2,167,936	0.7
50,677 (1)	Domo, Inc.	1,408,821	0.4
58,974	EVERTEC, Inc.	2,174,961	0.7
55,498 (1)	Formfactor, Inc.	2,149,438	0.7
226,367 (1)	Harmonic, Inc.	1,962,602	0.6
159,320 (1)	Knowles Corp.	2,761,016	0.8
392,413 (1)	Momentive Global, Inc.	3,453,234	1.0
223,676 (1)	Nutanix, Inc.	3,272,380	1.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Information Technology (continued)
20,181 (1)	Onto Innovation, Inc.	$1,407,423	0.4
119,518 (1)	Repay Holdings Corp.	1,535,806	0.5
47,650 (1)	Semtech Corp.	2,619,320	0.8
319,649 (1)	Sumo Logic, Inc.	2,394,171	0.7
140,036 (1)(2)	SunPower Corp.	2,213,969	0.7
30,384 (1)	Tenable Holdings, Inc.	1,379,737	0.4
101,467 (1)	Varonis Systems, Inc.	2,975,012	0.9
56,508 (1)	Verra Mobility Corp.	887,741	0.3
196,543 (1)	Viavi Solutions, Inc.	2,600,264	0.8
318,191 (1)	Yext, Inc.	1,520,953	0.5
286,686 (1)	Zuora, Inc.	2,565,840	0.8
		65,272,614	20.0
	Materials: 5.4%
54,153	Avient Corp.	2,170,452	0.7
10,651	Balchem Corp.	1,381,861	0.4
18,994	Commercial Metals Co.	628,701	0.2
184,546	Glatfelter Corp.	1,269,676	0.4
36,550 (1)	Ingevity Corp.	2,307,767	0.7
7,435	Innospec, Inc.	712,199	0.2
38,905	Minerals Technologies, Inc.	2,386,433	0.7
65,141	Sensient Technologies Corp.	5,247,759	1.6
34,532 (1)	Summit Materials, Inc.	804,250	0.2
19,621	Worthington Industries, Inc.	865,286	0.3
		17,774,384	5.4
	Real Estate: 9.9%
32,402	American Assets Trust, Inc.	962,339	0.3
143,399 (1)	Apartment Investment and Management Co.	917,754	0.3
60,544	Broadstone Net Lease, Inc.	1,241,757	0.4
52,696	CareTrust REIT, Inc.	971,714	0.3
192,282 (1)	Cushman & Wakefield PLC	2,930,378	0.9
703,653 (1)	DigitalBridge Group, Inc.	3,433,827	1.0
46,641	Easterly Government Properties, Inc.	888,045	0.3
76,577	Essential Properties Realty Trust, Inc.	1,645,640	0.5
37,614	Farmland Partners, Inc.	519,073	0.2
43,278 (2)	Gladstone Land Corp.	959,041	0.3
73,549	Industrial Logistics Properties Trust	1,035,570	0.3
40,587	Innovative Industrial Properties, Inc.	4,459,294	1.4
15,276	PotlatchDeltic Corp.	675,046	0.2
154,218	Sabra Healthcare REIT, Inc.	2,154,425	0.7
332,752	Service Properties Trust	1,740,293	0.5
159,992	STAG Industrial, Inc.	4,940,553	1.5
49,444	Terreno Realty Corp.	2,755,514	0.8
		32,230,263	9.9
	Utilities: 3.2%
30,135	ALLETE, Inc.	1,771,335	0.5
34,428	Avista Corp.	1,497,962	0.5
9,737	Black Hills Corp.	708,562	0.2

See Accompanying Notes to Financial Statements
146

PORTFOLIO OF INVESTMENTS
Voya Small Company Portfolio	as of June 30, 2022 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Utilities (continued)
37,784	California Water Service Group	$2,098,901	0.7
23,979	NorthWestern Corp.	1,413,082	0.4
59,244	Portland General Electric Co.	2,863,263	0.9
		10,353,105	3.2
	Total Common Stock (Cost $353,381,918)	323,014,088	99.1
EXCHANGE-TRADED FUNDS: 0.5%
9,621	iShares Russell 2000 ETF	1,629,413	0.5
	Total Exchange-Traded Funds (Cost $1,793,424)	1,629,413	0.5
	Total Long-Term Investments (Cost $355,175,342)	324,643,501	99.6

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 2.0%
	Repurchase Agreements: 1.6%
1,221,630 (3)	Bank of America Inc., Repurchase Agreement dated 06/30/22, 1.55%, due 07/01/22 (Repurchase Amount $1,221,682, collateralized by various U.S. Government Agency Obligations, 1.000%-8.500%, Market Value plus accrued interest $1,246,063, due 01/20/24-06/20/52)	1,221,630	0.4
361,897 (3)	Citigroup, Inc., Repurchase Agreement dated 06/30/22, 1.50%, due 07/01/22 (Repurchase Amount $361,912, collateralized by various U.S. Government Securities, 1.875%-3.250%, Market Value plus accrued interest $369,135, due 06/30/24-05/15/52)	361,897	0.1
1,221,630 (3)	Daiwa Capital Markets, Repurchase Agreement dated 06/30/22, 1.55%, due 07/01/22 (Repurchase Amount $1,221,682, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.500%, Market Value plus accrued interest $1,246,063, due 07/31/22-07/01/52)	1,221,630	0.4
Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements (continued)
1,221,630 (3)	MUFG Securities America Inc., Repurchase Agreement dated 06/30/22, 1.55%, due 07/01/22 (Repurchase Amount $1,221,682, collateralized by various U.S. Government Agency Obligations, 3.000%-5.000%, Market Value plus accrued interest $1,246,063, due 11/01/26-07/01/52)	$1,221,630	0.4
1,221,630 (3)	RBC Dominion Securities Inc., Repurchase Agreement dated 06/30/22, 1.55%, due 07/01/22 (Repurchase Amount $1,221,682, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.875%, Market Value plus accrued interest $1,246,063, due 08/16/22-05/20/52)	1,221,630	0.3
	Total Repurchase Agreements (Cost $5,248,417)	5,248,417	1.6

Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.4%
1,363,000 (4)	Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Share Class), 1.380% (Cost $1,363,000)	1,363,000	0.4
	Total Short-Term Investments
	(Cost $6,611,417)	6,611,417	2.0
	Total Investments in Securities (Cost $361,786,759)	$331,254,918	101.6
	Liabilities in Excess of Other Assets	(5,098,612)	(1.6)
	Net Assets	$326,156,306	100.0

†
Unless otherwise indicated, principal amount is shown in USD.

(1)
Non-income producing security.

(2)
Security, or a portion of the security, is on loan.

(3)
All or a portion of the security represents securities purchased with cash collateral received for securities on loan.

(4)
Rate shown is the 7-day yield as of June 30, 2022.

See Accompanying Notes to Financial Statements
147

PORTFOLIO OF INVESTMENTS
Voya Small Company Portfolio	as of June 30, 2022 (Unaudited) (continued)

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2022 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2022
Asset Table
Investments, at fair value
Common Stock*	$323,014,088	$—	$—	$323,014,088
Exchange-Traded Funds	1,629,413	—	—	1,629,413
Short-Term Investments	1,363,000	5,248,417	—	6,611,417
Total Investments, at fair value	$326,006,501	$5,248,417	$—	$331,254,918

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

*
For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At June 30, 2022, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:
Cost for federal income tax purposes was $363,723,546.
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation	$6,748,205
Gross Unrealized Depreciation	(39,216,942)
Net Unrealized Depreciation	$(32,468,737)
See Accompanying Notes to Financial Statements
148

ADVISORY AND SUB-ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited)

BOARD CONSIDERATION AND APPROVAL OF NEW SUB-SUB-ADVISORY CONTRACT
Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), provides that an investment company such as Voya Variable Portfolios, Inc. (“VVPI”), on behalf of Voya Small Company Portfolio (the “Portfolio”), a series of VVPI, can enter into a new sub-sub-advisory agreement, only if the Board of Directors of VVPI (the “Board”), including a majority of the Board members who have no direct or indirect interest in the sub-advisory agreement, and who are not “interested persons” of the Portfolio, as such term is defined under the 1940 Act (the “Independent Directors”), determine to approve the new arrangement. Thus, at its meeting held on May 25, 2022 (the “May 25 Meeting”), the Board, including a majority of the Independent Directors, considered a proposal by management that the Board approve a sub-sub-advisory agreement between Voya Investment Management Co. LLC (“VIM”) and Voya UK Limited (“Voya UK”) (the “Sub-Sub-Advisory Agreement”) under which Voya UK would serve as the sub-sub-adviser to the Portfolio. The Portfolio has been sub-advised by VIM since January 4, 1994.
In determining whether to initially approve the Sub-Sub-Advisory Agreement with respect to the Portfolio, the Board received and evaluated such information as it deemed necessary for an informed determination of whether to approve the Sub-Sub-Advisory Agreement. The materials provided included the following: (1) memoranda and related materials provided to the Board in advance of the May 25 Meeting discussing: (a) VIM’s rationale for requesting that Voya UK be added as a sub-sub-adviser to the Portfolio, and (b) Voya UK’s investment philosophy and how it supports VIM’s overall investment process for the Portfolio; (2) VIM’s responses to inquiries from counsel to the Independent Directors; (3) supporting documentation, including a copy of the proposed Sub-Sub-Advisory Agreement; and (4) other information relevant to the Board’s evaluation. The Board also considered that the Portfolio would not experience any increase in aggregate fees paid for services under the Sub-Sub-Advisory Agreement.
In reviewing the proposed Sub-Sub-Advisory Agreement, the Board considered a number of factors, including, but not limited to: (1) the information that had been provided by Voya UK in advance of the May 25 Meeting; (2) presentations made to the Board or a committee of the Board by Voya UK’s Equity Machine Intelligence portfolio management team with respect to their investing philosophy and process; (3) the nature, extent and quality of the services to be provided by Voya UK under the Sub-Sub-Advisory Agreement; (4) the personnel, operations, financial condition, and investment management capabilities, methodologies and resources of VIM and Voya UK’s fit as a sub-sub-adviser to the Portfolio; (5) the potential fall-out benefits to their respective affiliates from their relationship with the Portfolio; and (6) the appropriateness of the selection of Voya UK in light of the Portfolio’s investment objective and investor base.
After its deliberation, the Board determined to appoint Voya UK as a sub-sub-adviser to the Portfolio under the Sub-Sub-Advisory Agreement and that the nature, extent and quality of the services to be provided by Voya UK under the Sub-Sub-Advisory Agreement were reasonable. Based on these conclusions and other factors, the Board voted to approve the Sub-Sub-Advisory Agreement for the Portfolio. During their deliberations, different Board members may have given different weight to different individual factors and related conclusions.

149

Investment Adviser
Voya Investments, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258
Distributor
Voya Investments Distributor, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258
Transfer Agent
BNY Mellon Investment Servicing (U.S.) Inc.
301 Bellevue Parkway
Wilmington, Delaware 19809
Custodian
The Bank of New York Mellon
225 Liberty Street
New York, New York 10286
Legal Counsel
Ropes & Gray LLP
Prudential Tower
800 Boylston Street
Boston, Massachusetts 02199

Before investing, carefully consider the investment objectives, risks, charges and expenses of the variable annuity contract or variable life insurance policy and the underlying variable investment options. This and other information is contained in the prospectus for the variable annuity contract or variable life insurance policy and the underlying variable investment options. Obtain these prospectuses from your agent/registered representative and read them carefully before investing.
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Item 2. Code of Ethics.

Not required for semi-annual filing.

Item 3. Audit Committee Financial Expert.

Not required for semi-annual filing.

Item 4. Principal Accountant Fees and Services.

Not required for semi-annual filing.

Item 5. Audit Committee of Listed Registrants.

Not required for semi-annual filing.

Item 6. Schedule of Investments.

Schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)	Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-CSR are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-CSR and the officer certifications of such Form N-CSR.

(b)	There were no significant changes in the registrant’s internal controls that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	The Code of Ethics is not required for the semi-annual filing.

(a)(2)	A separate certification for each principal executive officer and principal financial officer of the registrant is required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

(a)(3)	Not required for semi-annual filing.

(b)	The officer certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Voya Variable Portfolios, Inc.

By	/s/ Michael Bell
Michael Bell
Chief Executive Officer

Date: September 1, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Michael Bell
Michael Bell
Chief Executive Officer

Date: September 1, 2022

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date: September 1, 2022